UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2009

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

November 30, 2009

Ultra ProShares

Ultra MarketCap

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

SSO  Ultra S&P500®

UWC  Ultra Russell3000

MVV  Ultra MidCap400

SAA  Ultra SmallCap600

UWM  Ultra Russell2000

UPRO  UltraPro S&P500®

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

XPP  Ultra FTSE/Xinhua China 25

EZJ  Ultra MSCI Japan

Short ProShares

Short MarketCap

PSQ  Short QQQ®

DOG  Short Dow30SM

SH  Short S&P500®

MYY  Short MidCap400

SBB  Short SmallCap600

RWM  Short Russell2000

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

SDS  UltraShort S&P500®

TWQ  UltraShort Russell3000

MZZ  UltraShort MidCap400

SDD  UltraShort SmallCap600

TWM  UltraShort Russell2000

SPXU  UltraPro Short S&P500®

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SEF  Short Financials

DDG  Short Oil & Gas

SMN  UltraShort Basic Materials

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE/Xinhua China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico
Investable Market

Short Fixed-Income

TBF  Short 20+ Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

Alpha ProShares

CSM  Credit Suisse 130/30

ProShares Trust  Distributor: SEI Investments Distribution Co.

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2 :: proshares.com

Table of Contents

I	Shareholder Letter

II	Allocation of Portfolio Holdings and Index Composition

XXXIV	Expense Examples

Schedule of Portfolio Investments

2	Ultra QQQ®

6	Ultra Dow30SM

9	Ultra S&P500®

13	Ultra Russell3000

17	Ultra MidCap400

21	Ultra SmallCap600

25	Ultra Russell2000

29	UltraPro S&P500®

33	Ultra Russell1000 Value

37	Ultra Russell1000 Growth

41	Ultra Russell MidCap Value

45	Ultra Russell MidCap Growth

49	Ultra Russell2000 Value

53	Ultra Russell2000 Growth

57	Ultra Basic Materials

60	Ultra Consumer Goods

64	Ultra Consumer Services

68	Ultra Financials

72	Ultra Health Care

76	Ultra Industrials

80	Ultra Oil & Gas

84	Ultra Real Estate

87	Ultra Semiconductors

90	Ultra Technology

95	Ultra Telecommunications

98	Ultra Utilities

101	Ultra MSCI EAFE

107	Ultra MSCI Emerging Markets

113	Ultra FTSE/Xinhua China 25

115	Ultra MSCI Japan

117	Short QQQ®

120	Short Dow30SM

123	Short S&P500®

126	Short MidCap400

129	Short SmallCap600

131	Short Russell2000

134	UltraShort QQQ®

137	UltraShort Dow30SM

140	UltraShort S&P500®

143	UltraShort Russell3000

145	UltraShort MidCap400

148	UltraShort SmallCap600

150	UltraShort Russell2000

153	UltraPro Short S&P500®

156	UltraShort Russell1000 Value

158	UltraShort Russell1000 Growth

160	UltraShort Russell MidCap Value

162	UltraShort Russell MidCap Growth

164	UltraShort Russell2000 Value

166	UltraShort Russell2000 Growth

168	Short Financials

170	Short Oil & Gas

172	UltraShort Basic Materials

174	UltraShort Consumer Goods

176	UltraShort Consumer Services

178	UltraShort Financials

180	UltraShort Health Care

182	UltraShort Industrials

184	UltraShort Oil & Gas

186	UltraShort Real Estate

188	UltraShort Semiconductors

190	UltraShort Technology

192	UltraShort Telecommunications

194	UltraShort Utilities

196	Short MSCI EAFE

198	Short MSCI Emerging Markets

200	UltraShort MSCI EAFE

202	UltraShort MSCI Emerging Markets

204	UltraShort MSCI Europe

206	UltraShort MSCI Pacific ex-Japan

208	UltraShort MSCI Brazil

210	UltraShort FTSE/Xinhua China 25

212	UltraShort MSCI Japan

214	UltraShort MSCI Mexico Investable Market

216	Short 20+ Year Treasury

219	UltraShort 7-10 Year Treasury

222	UltraShort 20+ Year Treasury

225	Credit Suisse 130/30

229	Statements of Assets and Liabilities

243	Statements of Operations

257	Statements of Changes in Net Assets

283	Financial Highlights

309	Notes to Financial Statements

333	Board Approval of Investment Advisory Agreement

335	Proxy Voting & Quarterly Portfolio Holdings Information

Dear Shareholder,

I am pleased to present the ProShares Semiannual Report for the six months ended November 30, 2009.

Most major financial markets showed gains for the six-month period. Investor sentiment improved worldwide, as economic data signaled a potential upturn in the global economy. U.S. large-cap stocks, as measured by the S&P 500®, gained 20.50%; non-U.S. stocks, as represented by the MSCI All World ex-U.S. Index, advanced 20.46%. Prices of raw materials rose as well during the period, with the Dow Jones-UBS Commodity IndexSM rising 9.33%. Fixed-income markets participated in the rally, with the Barclays Capital U.S. Aggregate Bond Index gaining 6.21%.(1) There were signs of decreasing tension in the financial markets, with the volatility of the S&P 500 at 18.35% for the six-month period — significantly lower than the 39.53% for the previous six months, and below the 10-year average of 22.23%.(2)

New ProShares Funds in 2009

ProShares launched 13 new leveraged and inverse exchange traded funds (ETFs) in 2009: eight new Ultra and UltraShort International ProShares; Ultra and UltraShort Russell3000; UltraPro and UltraPro Short S&P 500 (which seek 3x and -3x the performance of the S&P 500 for a single day, respectively); and Short 20+ Year Treasury.

ProShares achieved an industry first in 2009 with the launch of ProShares Credit Suisse 130/30, the first 130/30 ETF. This fund marks the beginning of our new series of Alpha ProShares, which are ETFs designed to provide access to advanced investment strategies.

We manage ProShares with an eye toward minimizing capital gains distributions, so I am delighted to report that ProShares made no 2009 year-end capital gains distributions on any of our 78 equity and fixed-income ETFs.

Finally, ProShares continues to be committed to helping you better understand how leveraged and inverse funds work. To that end, we have added additional educational information about leveraged and inverse investing on www.proshares.com.

As always, we appreciate the trust and confidence you have placed with us by choosing ProShares and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir

Chairman

(1)All investment performance index figures above reflect total return performance. Source: Bloomberg. (2)Annualized standard deviation. Source: Bloomberg.

proshares.com :: I

Allocation of Portfolio Holdings & Index Composition

II :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	114%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.1%
QUALCOMM, Inc.	4.0%
Microsoft Corp.	4.0%
Google, Inc., Class A	3.8%
Cisco Systems, Inc.	2.1%

Nasdaq-100 Index – Composition

% of Index
Technology	42.8%
Communications	27.4%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	7.7%
Industrials	3.2%
Basic Materials	0.6%
Energy	0.6%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	122%
Futures Contracts	12%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	6.1%
Chevron Corp.	3.8%
3M Co.	3.7%
Exxon Mobil Corp.	3.6%
United Technologies Corp.	3.2%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	19.8%
Consumer, Non-cyclical	19.2%
Technology	16.4%
Energy	11.2%
Financials	11.2%
Consumer, Cyclical	10.6%
Communications	8.2%
Basic Materials	3.4%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	121%
Futures Contracts	12%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.6%
Procter & Gamble Co. (The)	1.3%
Apple, Inc.	1.2%
Johnson & Johnson	1.2%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.2%
Financials	14.3%
Technology	12.9%
Energy	12.2%
Communications	11.5%
Industrials	10.5%
Consumer, Cyclical	8.4%
Basic Materials	3.5%
Utilities	3.5%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: III

ProShares Ultra Russell3000 (Ticker: UWC)

ProShares Ultra Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.6%
Procter & Gamble Co. (The)	1.3%
Apple, Inc.	1.2%
Johnson & Johnson	1.2%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	22.9%
Financials	15.0%
Technology	12.3%
Energy	11.3%
Communications	11.0%
Industrials	11.0%
Consumer, Cyclical	9.1%
Basic Materials	3.7%
Utilities	3.7%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	121%
Futures Contracts	17%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.5%
Cliffs Natural Resources, Inc.	0.4%
Newfield Exploration Co.	0.4%
Ross Stores, Inc.	0.4%
Pride International, Inc.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Industrials	17.9%
Financials	17.6%
Consumer, Cyclical	13.7%
Technology	8.0%
Utilities	6.3%
Energy	6.3%
Basic Materials	5.1%
Communications	4.4%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Senior Housing Properties Trust	0.6%
Mednax, Inc.	0.5%
Green Mountain Coffee Roasters, Inc.	0.5%
Varian Semiconductor Equipment Associates, Inc.	0.4%
Atwood Oceanics, Inc.	0.4%

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	19.5%
Industrials	19.0%
Financials	18.8%
Consumer, Cyclical	15.6%
Technology	10.2%
Communications	5.2%
Energy	5.0%
Utilities	3.6%
Basic Materials	3.1%

IV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	111%
Futures Contracts	18%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.4%
Tupperware Brands Corp.	0.3%
3Com Corp.	0.3%
Solera Holdings, Inc.	0.2%
E*Trade Financial Corp.	0.2%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Financials	19.8%
Industrials	14.6%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	8.3%
Energy	4.2%
Basic Materials	3.9%
Utilities	3.5%
Diversified	0.1%

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® seeks daily investment results, before fees and expenses, that correspond to triple (300%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Swap Agreements	225%
Futures Contracts	35%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Microsoft Corp.	0.9%
Procter & Gamble Co. (The)	0.8%
Apple, Inc.	0.7%
Johnson & Johnson	0.7%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.2%
Financials	14.3%
Technology	12.9%
Energy	12.2%
Communications	11.5%
Industrials	10.5%
Consumer, Cyclical	8.4%
Basic Materials	3.5%
Utilities	3.5%

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.1%
General Electric Co.	2.6%
JPMorgan Chase & Co.	2.4%
AT&T, Inc.	2.4%
Chevron Corp.	2.4%

Russell 1000 Value Index – Composition

% of Index
Financials	26.4%
Consumer, Non-cyclical	13.5%
Industrials	11.5%
Utilities	8.9%
Energy	8.6%
Consumer, Cyclical	8.5%
Basic Materials	8.5%
Communications	7.2%
Technology	6.9%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: V

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.3%
Apple, Inc.	2.6%
International Business Machines Corp.	2.4%
Google, Inc., Class A	2.0%
Cisco Systems, Inc.	2.0%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	31.5%
Technology	21.2%
Consumer, Cyclical	12.2%
Communications	11.1%
Industrials	10.1%
Financials	4.7%
Energy	4.6%
Basic Materials	3.8%
Utilities	0.8%

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sempra Energy	0.7%
Spectra Energy Corp.	0.7%
SunTrust Banks, Inc.	0.7%
Consolidated Edison, Inc.	0.7%
Noble Energy, Inc.	0.6%

Russell Midcap Value
Index – Composition

% of Index
Financials	27.6%
Consumer, Non-cyclical	12.7%
Industrials	11.6%
Utilities	11.1%
Energy	9.6%
Consumer, Cyclical	9.0%
Basic Materials	6.6%
Communications	6.4%
Technology	5.2%
Diversified	0.2%

ProShares Ultra Russell MidCap Growth (Ticker: UKW)

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
TJX Cos., Inc.	1.0%
Avon Products, Inc.	0.9%
Precision Castparts Corp.	0.9%
Cognizant Technology Solutions Corp., Class A	0.8%
T. Rowe Price Group, Inc.	0.8%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	25.6%
Technology	16.9%
Industrials	16.0%
Consumer, Cyclical	14.8%
Financials	7.9%
Communications	6.2%
Energy	6.1%
Basic Materials	3.8%
Utilities	2.6%
Diversified	0.1%

VI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E*Trade Financial Corp.	0.5%
Domtar Corp.	0.4%
Highwoods Properties, Inc.	0.4%
MFA Financial, Inc.	0.4%
Assured Guaranty Ltd.	0.4%

Russell 2000 Value Index – Composition

% of Index
Financials	33.6%
Industrials	16.4%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.9%
Utilities	6.5%
Basic Materials	6.0%
Energy	4.9%
Technology	4.9%
Communications	4.8%
Diversified	0.1%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.9%
Tupperware Brands Corp.	0.6%
Solera Holdings, Inc.	0.5%
3Com Corp.	0.5%
Bally Technologies, Inc.	0.5%

Russell 2000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	33.2%
Consumer, Cyclical	15.8%
Technology	15.7%
Industrials	12.6%
Communications	12.1%
Financials	5.1%
Energy	3.5%
Basic Materials	1.6%
Utilities	0.4%

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	144%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	5.0%
Dow Chemical Co. (The)	4.7%
E.I. du Pont de Nemours & Co.	4.3%
Newmont Mining Corp.	3.8%
Praxair, Inc.	3.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	52.6%
Industrials Metals	25.5%
Mining	18.5%
Forestry and Paper	3.4%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: VII

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	115%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	13.6%
Coca-Cola Co. (The)	9.0%
PepsiCo, Inc.	7.2%
Philip Morris International, Inc.	6.9%
Monsanto Co.	3.2%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Beverages	22.5%
Household Goods	21.9%
Food Producers	20.1%
Tobacco	13.4%
Personal Goods	12.4%
Automobiles and Parts	6.3%
Leisure Goods	3.4%

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	7.9%
McDonald's Corp.	4.6%
Walt Disney Co. (The)	3.5%
Home Depot, Inc.	3.1%
CVS Caremark Corp.	3.0%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
General Retailers	44.7%
Media	24.5%
Travel and Leisure	17.6%
Food and Drug Retailers	13.2%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	7.0%
Bank of America Corp.	5.8%
Wells Fargo & Co.	5.2%
Goldman Sachs Group, Inc. (The)	3.1%
Citigroup, Inc.	2.6%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	40.6%
General Financial	27.2%
Nonlife Insurance	13.2%
Real Estate Investment Trusts	12.6%
Life Insurance	5.7%
Real Estate Investment & Services	0.7%

VIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.1%
Pfizer, Inc.	6.8%
Merck & Co., Inc.	5.1%
Abbott Laboratories	3.9%
Amgen, Inc.	2.6%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	63.5%
Health Care Equipment and Services	36.5%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	9.4%
United Technologies Corp.	3.3%
3M Co.	2.8%
United Parcel Service, Inc., Class B	2.2%
Caterpillar, Inc.	2.0%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	23.3%
Aerospace and Defense	16.9%
Support Services	14.7%
Industrial Transportation	14.4%
Industrial Engineering	14.0%
Electronic & Electrical Equipment	10.7%
Construction and Materials	6.0%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.3%
Chevron Corp.	9.2%
Schlumberger Ltd.	4.5%
ConocoPhillips	4.0%
Occidental Petroleum Corp.	3.9%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	76.5%
Oil Equipment, Services and Distribution	22.9%
Alternative Energy	0.6%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: IX

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	123%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.9%
Vornado Realty Trust	3.9%
Public Storage	3.4%
Annaly Capital Management, Inc.	3.4%
Boston Properties, Inc.	3.1%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100.0%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	26.9%
Texas Instruments, Inc.	8.1%
Applied Materials, Inc.	4.2%
Broadcom Corp., Class A	3.2%
Analog Devices, Inc.	2.2%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.4%
Apple, Inc.	7.2%
International Business Machines Corp.	6.7%
Google, Inc., Class A	5.7%
Cisco Systems, Inc.	5.5%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	55.2%
Software and Computer Services	44.8%

X :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	16.0%
Verizon Communications, Inc.	11.8%
CenturyTel, Inc.	5.9%
Sprint Nextel Corp.	5.5%
Virgin Media, Inc.	4.2%

Dow Jones U.S. Select
Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	76.9%
Mobile Telecommunications	23.1%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.7%
Southern Co.	4.6%
Duke Energy Corp.	3.8%
Dominion Resources, Inc.	3.8%
FPL Group, Inc.	3.5%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	72.9%
Gas, Water & Multi Utilities	27.1%

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	145%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Mitsui & Co., Ltd. (ADR)	2.9%
BP plc (ADR)	2.6%
Novartis AG (ADR)	2.6%
Westpac Banking Corp. (ADR)	2.6%
AXA S.A. (ADR)	2.3%

MSCI EAFE Index – Composition

% of Index
Financials	25.9%
Industrials	11.1%
Materials	10.2%
Consumer Staples	10.1%
Consumer Discretionary	9.5%
Health Care	8.4%
Energy	8.3%
Telecommunication Services	6.0%
Utilities	5.9%
Information Technology	4.6%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XI

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
China Life Insurance Co., Ltd. (ADR)	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3.8%
POSCO (ADR)	2.9%
Sasol Ltd. (ADR)	2.7%
AngloGold Ashanti Ltd. (ADR)	2.5%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.6%
Energy	15.3%
Materials	15.0%
Information Technology	13.0%
Telecommunication Services	9.0%
Industrials	6.5%
Consumer Staples	5.5%
Consumer Discretionary	5.4%
Utilities	3.5%
Health Care	2.2%

ProShares Ultra FTSE/Xinhua China 25 (Ticker: XPP)

ProShares Ultra FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the FTSE/Xinhua China 25 Index®. The FTSE/Xinhua China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange (HKEX).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Composition

% of Index
Financials	47.5%
Telecommunications	16.7%
Basic Materials	12.4%
Oil & Gas	11.5%
Industrials	8.9%
Utilities	1.8%
Consumer Services	1.2%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the MSCI Japan Index®. The MSCI Japan Index® adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	19.9%
Industrials	18.7%
Financials	17.1%
Information Technology	13.2%
Materials	8.2%
Utilities	6.2%
Health Care	6.1%
Consumer Staples	5.6%
Telecommunication Services	3.9%
Energy	1.1%

XII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-75%
Futures Contracts	-25%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	42.8%
Communications	27.4%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	7.7%
Industrials	3.2%
Basic Materials	0.6%
Energy	0.6%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-76%
Futures Contracts	-24%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	19.8%
Consumer, Non-cyclical	19.2%
Technology	16.4%
Energy	11.2%
Financials	11.2%
Consumer, Cyclical	10.6%
Communications	8.2%
Basic Materials	3.4%

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-75%
Futures Contracts	-25%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.2%
Financials	14.3%
Technology	12.9%
Energy	12.2%
Communications	11.5%
Industrials	10.5%
Consumer, Cyclical	8.4%
Basic Materials	3.5%
Utilities	3.5%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIII

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-84%
Futures Contracts	-16%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Industrials	17.9%
Financials	17.6%
Consumer, Cyclical	13.7%
Technology	8.0%
Utilities	6.3%
Energy	6.3%
Basic Materials	5.1%
Communications	4.4%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	19.5%
Industrials	19.0%
Financials	18.8%
Consumer, Cyclical	15.6%
Technology	10.2%
Communications	5.2%
Energy	5.0%
Utilities	3.6%
Basic Materials	3.1%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-76%
Futures Contracts	-24%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Financials	19.8%
Industrials	14.6%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	8.3%
Energy	4.2%
Basic Materials	3.9%
Utilities	3.5%
Diversified	0.1%

XIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-177%
Futures Contracts	-23%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	42.8%
Communications	27.4%
Consumer, Non-cyclical	17.7%
Consumer, Cyclical	7.7%
Industrials	3.2%
Basic Materials	0.6%
Energy	0.6%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-176%
Futures Contracts	-24%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	19.8%
Consumer, Non-cyclical	19.2%
Technology	16.4%
Energy	11.2%
Financials	11.2%
Consumer, Cyclical	10.6%
Communications	8.2%
Basic Materials	3.4%

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-175%
Futures Contracts	-25%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.2%
Financials	14.3%
Technology	12.9%
Energy	12.2%
Communications	11.5%
Industrials	10.5%
Consumer, Cyclical	8.4%
Basic Materials	3.5%
Utilities	3.5%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XV

ProShares UltraShort Russell3000 (Ticker: TWQ)

ProShares UltraShort Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	22.9%
Financials	15.0%
Technology	12.3%
Energy	11.3%
Communications	11.0%
Industrials	11.0%
Consumer, Cyclical	9.1%
Basic Materials	3.7%
Utilities	3.7%

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-173%
Futures Contracts	-27%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	20.7%
Industrials	17.9%
Financials	17.6%
Consumer, Cyclical	13.7%
Technology	8.0%
Utilities	6.3%
Energy	6.3%
Basic Materials	5.1%
Communications	4.4%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	19.5%
Industrials	19.0%
Financials	18.8%
Consumer, Cyclical	15.6%
Technology	10.2%
Communications	5.2%
Energy	5.0%
Utilities	3.6%
Basic Materials	3.1%

XVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-176%
Futures Contracts	-24%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Financials	19.8%
Industrials	14.6%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	8.3%
Energy	4.2%
Basic Materials	3.9%
Utilities	3.5%
Diversified	0.1%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® seeks daily investment results, before fees and expenses, that correspond to triple (300%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-270%
Futures Contracts	-30%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	23.2%
Financials	14.3%
Technology	12.9%
Energy	12.2%
Communications	11.5%
Industrials	10.5%
Consumer, Cyclical	8.4%
Basic Materials	3.5%
Utilities	3.5%

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	26.4%
Consumer, Non-cyclical	13.5%
Industrials	11.5%
Utilities	8.9%
Energy	8.6%
Consumer, Cyclical	8.5%
Basic Materials	8.5%
Communications	7.2%
Technology	6.9%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XVII

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	31.5%
Technology	21.2%
Consumer, Cyclical	12.2%
Communications	11.1%
Industrials	10.1%
Financials	4.7%
Energy	4.6%
Basic Materials	3.8%
Utilities	0.8%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	27.6%
Consumer, Non-cyclical	12.7%
Industrials	11.6%
Utilities	11.1%
Energy	9.6%
Consumer, Cyclical	9.0%
Basic Materials	6.6%
Communications	6.4%
Technology	5.2%
Diversified	0.2%

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	25.6%
Technology	16.9%
Industrials	16.0%
Consumer, Cyclical	14.8%
Financials	7.9%
Communications	6.2%
Energy	6.1%
Basic Materials	3.8%
Utilities	2.6%
Diversified	0.1%

XVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	33.6%
Industrials	16.4%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.9%
Utilities	6.5%
Basic Materials	6.0%
Energy	4.9%
Technology	4.9%
Communications	4.8%
Diversified	0.1%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	33.2%
Consumer, Cyclical	15.8%
Technology	15.7%
Industrials	12.6%
Communications	12.1%
Financials	5.1%
Energy	3.5%
Basic Materials	1.6%
Utilities	0.4%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	40.6%
General Financial	27.2%
Nonlife Insurance	13.2%
Real Estate Investment Trusts	12.6%
Life Insurance	5.7%
Real Estate Investment & Services	0.7%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIX

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.5%
Oil Equipment, Services and Distribution	22.9%
Alternative Energy	0.6%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	52.6%
Industrial Metals	25.5%
Mining	18.5%
Forestry and Paper	3.4%

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	22.5%
Household Goods	21.9%
Food Producers	20.1%
Tobacco	13.4%
Personal Goods	12.4%
Automobiles and Parts	6.3%
Leisure Goods	3.4%

XX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	44.7%
Media	24.5%
Travel and Leisure	17.6%
Food and Drug Retailers	13.2%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	40.6%
General Financial	27.2%
Nonlife Insurance	13.2%
Real Estate Investment Trusts	12.6%
Life Insurance	5.7%
Real Estate Investment & Services	0.7%

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	63.5%
Health Care Equipment and Services	36.5%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXI

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	23.3%
Aerospace and Defense	16.9%
Support Services	14.7%
Industrial Transportation	14.4%
Industrial Engineering	14.0%
Electronic & Electrical Equipment	10.7%
Construction and Materials	6.0%

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.5%
Oil Equipment, Services and Distribution	22.9%
Alternative Energy	0.6%

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

XXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55.2%
Software and Computer Services	44.8%

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed- line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	76.9%
Mobile Telecommunications	23.1%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIII

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	72.9%
Gas, Water & Multi Utilities	27.1%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.5%
Japan	20.6%
France	10.9%
Australia	8.4%
Germany	8.2%
Switzerland	7.8%
Spain	4.8%
Italy	3.5%
Netherlands	2.6%
Sweden	2.6%
Hong Kong	2.3%
Singapore	1.4%
Finland	1.1%
Belgium	1.0%
Denmark	0.9%
Norway	0.8%
Greece	0.6%
Portugal	0.3%
Austria	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	25.9%
Industrials	11.1%
Materials	10.2%
Consumer Staples	10.1%
Consumer Discretionary	9.5%
Health Care	8.4%
Energy	8.3%
Telecommunication Services	6.0%
Utilities	5.9%
Information Technology	4.6%

XXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.3%
Brazil	16.9%
Korea	12.4%
Taiwan	11.1%
India	7.5%
South Africa	7.0%
Russia	6.4%
Mexico	4.5%
Israel	2.7%
Malaysia	2.7%
Indonesia	1.8%
Chile	1.4%
Poland	1.3%
Turkey	1.3%
Thailand	1.2%
Colombia	0.6%
Hungary	0.6%
Peru	0.6%
Czech Republic	0.5%
Egypt	0.5%
Philippines	0.4%
Morocco	0.3%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.6%
Energy	15.3%
Materials	15.0%
Information Technology	13.0%
Telecommunication Services	9.0%
Industrials	6.5%
Consumer Staples	5.5%
Consumer Discretionary	5.4%
Utilities	3.5%
Health Care	2.2%

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	21.5%
Japan	20.6%
France	10.9%
Australia	8.4%
Germany	8.2%
Switzerland	7.8%
Spain	4.8%
Italy	3.5%
Netherlands	2.6%
Sweden	2.6%
Hong Kong	2.3%
Singapore	1.4%
Finland	1.1%
Belgium	1.0%
Denmark	0.9%
Norway	0.8%
Greece	0.6%
Portugal	0.3%
Austria	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	25.9%
Industrials	11.1%
Materials	10.2%
Consumer Staples	10.1%
Consumer Discretionary	9.5%
Health Care	8.4%
Energy	8.3%
Telecommunication Services	6.0%
Utilities	5.9%
Information Technology	4.6%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXV

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	18.3%
Brazil	16.9%
Korea	12.4%
Taiwan	11.1%
India	7.5%
South Africa	7.0%
Russia	6.4%
Mexico	4.5%
Israel	2.7%
Malaysia	2.7%
Indonesia	1.8%
Chile	1.4%
Poland	1.3%
Turkey	1.3%
Thailand	1.2%
Colombia	0.6%
Hungary	0.6%
Peru	0.6%
Czech Republic	0.5%
Egypt	0.5%
Philippines	0.4%
Morocco	0.3%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.6%
Energy	15.3%
Materials	15.0%
Information Technology	13.0%
Telecommunication Services	9.0%
Industrials	6.5%
Consumer Staples	5.5%
Consumer Discretionary	5.4%
Utilities	3.5%
Health Care	2.2%

ProShares UltraShort MSCI Europe (Ticker: EPV)

ProShares UltraShort MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	31.9%
France	16.2%
Germany	12.2%
Switzerland	11.6%
Spain	7.1%
Italy	5.3%
Netherlands	3.9%
Sweden	3.9%
Finland	1.7%
Belgium	1.5%
Denmark	1.3%
Norway	1.1%
Greece	0.9%
Austria	0.5%
Portugal	0.5%
Ireland	0.4%

MSCI Europe Index – Composition

% of Index
Financials	24.7%
Consumer Staples	11.9%
Energy	11.2%
Health Care	10.2%
Industrials	9.4%
Materials	9.2%
Consumer Discretionary	7.2%
Telecommunication Services	7.2%
Utilities	6.3%
Information Technology	2.7%

XXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	68.6%
Hong Kong	19.0%
Singapore	11.5%
New Zealand	0.9%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	47.9%
Materials	18.5%
Consumer Staples	7.7%
Industrials	7.7%
Energy	4.8%
Consumer Discretionary	4.4%
Utilities	3.3%
Telecommunication Services	2.9%
Health Care	2.1%
Information Technology	0.7%

ProShares UltraShort MSCI Brazil (Ticker: BZQ)

ProShares UltraShort MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Materials	28.1%
Energy	27.2%
Financials	22.0%
Consumer Staples	6.9%
Utilities	5.2%
Telecommunication Services	4.0%
Consumer Discretionary	2.5%
Information Technology	2.1%
Industrials	2.0%

ProShares UltraShort FTSE/Xinhua China 25 (Ticker: FXP)

ProShares UltraShort FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the FTSE/Xinhua China 25 Index®. The FTSE/Xinhua China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange (HKEX).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Composition

% of Index
Financials	47.5%
Telecommunications	16.7%
Basic Materials	12.4%
Oil & Gas	11.5%
Industrials	8.9%
Utilities	1.8%
Consumer Services	1.2%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXVII

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Japan Index®. The MSCI Japan Index® adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-197%
Futures Contracts	—
Total Exposure	-197%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	19.9%
Industrials	18.7%
Financials	17.1%
Information Technology	13.2%
Materials	8.2%
Utilities	6.2%
Health Care	6.1%
Consumer Staples	5.6%
Telecommunication Services	3.9%
Energy	1.1%

ProShares UltraShort MSCI Mexico Investable Market (Ticker: SMK)

ProShares UltraShort MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® measures the performance of the Mexican equity market. It is a capitalization weighted index that aims to capture 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	38.4%
Consumer Staples	20.9%
Materials	15.2%
Consumer Discretionary	12.7%
Industrials	7.0%
Financials	5.6%
Health Care	0.2%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-99%
Futures Contracts	-1%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

XXVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2009 (Unaudited)

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	-1%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7-10 Year U.S. Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses and interest income earned on cash and financial instruments, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	-2%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Credit Suisse 130/30 (Ticker: CSM)

ProShares Credit Suisse 130/30 seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index. The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization by applying a rules-based ranking and weighting methodology. The design intends to provide an indexed representation of a quantitatively constructed 130/30 U.S. large cap equity strategy.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements (Long)	42%
Swap Agreements (Short)	-30%
Futures Contracts	—
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.3%
Apple, Inc.	1.5%
JPMorgan Chase & Co.	1.5%
Microsoft Corp.	1.4%
AT&T, Inc.	1.4%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-Cyclical	26.8%
Technology	13.5%
Financials	13.0%
Industrials	10.5%
Communications	10.4%
Consumer, Cyclical	9.5%
Energy	9.3%
Utilities	5.6%
Basic Materials	1.7%
Diversified	-0.3%

November 30, 2009 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIX

ProShares Trust Performance Data

ULTRA PROSHARES

		NAV TOTAL RETURNS (%) AS OF 11/30/09			MARKET VALUE RETURNS† (%) AS OF 11/30/09			INDEX* TOTAL RETURNS (%) AS OF 11/30/09
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Ultra MarketCap
Ultra QQQ	06/19/06	102.18	(4.28)	(13.99)	103.18	(4.27)	(13.96)	50.15	4.49	16.36
Ultra Dow30	06/19/06	33.56	(8.68)	(26.88)	34.04	(8.67)	(26.87)	21.05	1.10	3.86
Ultra S&P500	06/19/06	40.46	(14.08)	(40.74)	40.65	(14.09)	(40.78)	25.39	(1.39)	(4.73)
Ultra Russell3000	06/30/09	NA	NA	40.60	NA	NA	38.90	NA	NA	19.76
Ultra MidCap400	06/19/06	57.40	(13.78)	(40.04)	57.84	(13.77)	(40.02)	35.53	(0.30)	(1.05)
Ultra SmallCap600	01/23/07	27.06	(27.50)	(60.04)	26.64	(27.47)	(59.98)	22.65	(7.76)	(20.60)
Ultra Russell2000	01/23/07	29.09	(30.05)	(63.91)	26.70	(30.10)	(63.98)	24.53	(8.79)	(23.09)
UltraPro S&P500	06/23/09	NA	NA	79.24	NA	NA	79.24	NA	NA	23.56
Ultra Style
Ultra Russell1000 Value	02/20/07	23.72	(32.47)	(66.37)	24.05	(32.47)	(66.37)	19.24	(11.26)	(28.23)
Ultra Russell1000 Growth	02/20/07	66.75	(19.37)	(44.99)	67.04	(19.35)	(44.94)	35.50	(4.58)	(12.20)
Ultra Russell MidCap Value	02/20/07	51.55	(32.55)	(66.48)	52.60	(32.53)	(66.45)	33.74	(10.99)	(27.63)
Ultra Russell MidCap Growth	02/20/07	78.33	(26.94)	(58.16)	79.18	(26.95)	(58.17)	42.82	(7.77)	(20.13)
Ultra Russell2000 Value	02/20/07	15.45	(36.48)	(71.62)	16.91	(36.57)	(71.73)	18.98	(12.57)	(31.16)
Ultra Russell2000 Growth	02/20/07	46.61	(29.38)	(61.91)	46.15	(29.39)	(61.93)	30.59	(8.92)	(22.86)
Ultra Sector
Ultra Basic Materials	01/30/07	118.98	(20.71)	(48.17)	120.78	(20.73)	(48.22)	66.37	0.59	1.69
Ultra Consumer Goods	01/30/07	38.65	(9.59)	(24.85)	39.61	(9.57)	(24.80)	21.49	(0.68)	(1.90)
Ultra Consumer Services	01/30/07	67.36	(24.06)	(54.15)	68.52	(24.02)	(54.08)	36.15	(7.25)	(19.21)
Ultra Financials	01/30/07	(9.89)	(58.17)	(91.53)	(8.90)	(58.20)	(91.55)	18.99	(23.06)	(52.44)
Ultra Health Care	01/30/07	49.91	(10.97)	(28.05)	51.00	(10.96)	(28.02)	26.96	(1.17)	(3.28)
Ultra Industrials	01/30/07	35.71	(23.92)	(53.91)	36.20	(23.89)	(53.84)	25.73	(6.05)	(16.22)
Ultra Oil & Gas	01/30/07	7.05	(18.11)	(43.22)	7.81	(18.12)	(43.24)	12.62	1.20	3.44
Ultra Real Estate	01/30/07	7.60	(56.26)	(90.39)	(2.07)	(56.31)	(90.42)	42.02	(18.61)	(44.23)
Ultra Semiconductors	01/30/07	105.90	(26.92)	(58.87)	107.32	(26.90)	(58.84)	57.88	(6.56)	(17.51)
Ultra Technology	01/30/07	121.87	(12.22)	(30.86)	123.12	(12.19)	(30.80)	58.14	0.25	0.72
Ultra Telecommunications	03/25/08	22.70	(33.22)	(49.35)	22.65	(33.49)	(49.70)	17.78	(10.27)	(16.69)
Ultra Utilities	01/30/07	1.21	(18.46)	(43.91)	1.37	(18.53)	(44.04)	4.37	(4.43)	(12.07)

†  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

*  See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA  Not Applicable. Fund in operation less than one year.

XXX :: ProShares Trust :: Performance Data

ProShares Trust Performance Data (continued)

ULTRA PROSHARES

		NAV TOTAL RETURNS (%) AS OF 11/30/09			MARKET VALUE RETURNS† (%) AS OF 11/30/09			INDEX* TOTAL RETURNS (%) AS OF 11/30/09
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Ultra International
Ultra MSCI EAFE	06/02/09	NA	NA	28.57	NA	NA	28.70	NA	NA	15.32
Ultra MSCI Emerging Markets	06/02/09	NA	NA	38.47	NA	NA	38.40	NA	NA	19.65
Ultra FTSE/Xinhua China 25	06/02/09	NA	NA	25.60	NA	NA	25.47	NA	NA	13.89
Ultra MSCI Japan	06/02/09	NA	NA	(0.65)	NA	NA	(2.72)	NA	NA	0.85
SHORT PROSHARES
Short MarketCap
Short QQQ	06/19/06	(39.66)	(8.08)	(25.22)	(39.72)	(8.07)	(25.19)	50.15	4.49	16.36
Short Dow30	06/19/06	(23.80)	(2.93)	(9.74)	(23.90)	(2.94)	(9.78)	21.05	1.10	3.86
Short S&P500	06/19/06	(27.87)	(1.51)	(5.11)	(27.91)	(1.51)	(5.10)	25.39	(1.39)	(4.73)
Short MidCap400	06/19/06	(36.22)	(4.52)	(14.74)	(36.13)	(4.51)	(14.72)	35.53	(0.30)	(1.05)
Short SmallCap600	01/23/07	(31.44)	(0.73)	(2.06)	(31.14)	(0.75)	(2.13)	22.65	(7.76)	(20.60)
Short Russell2000	01/23/07	(33.59)	(1.66)	(4.66)	(33.46)	(1.62)	(4.56)	24.53	(8.79)	(23.09)
UltraShort QQQ	07/11/06	(66.62)	(25.14)	(62.52)	(66.73)	(25.17)	(62.58)	50.15	4.89	17.57
UltraShort Dow30	07/11/06	(45.96)	(13.34)	(38.44)	(46.13)	(13.35)	(38.48)	21.05	0.57	1.95
UltraShort S&P500	07/11/06	(52.37)	(11.23)	(33.23)	(52.44)	(11.23)	(33.23)	25.39	(2.20)	(7.25)
UltraShort Russell3000	06/30/09	NA	NA	(33.68)	NA	NA	(33.53)	NA	NA	19.76
UltraShort MidCap400	07/11/06	(64.32)	(17.47)	(47.84)	(64.34)	(17.46)	(47.82)	35.53	(1.37)	(4.59)
UltraShort SmallCap600	01/23/07	(59.35)	(13.94)	(34.83)	(59.19)	(14.00)	(34.96)	22.65	(7.76)	(20.60)
UltraShort Russell2000	01/23/07	(62.56)	(16.95)	(41.11)	(62.04)	(16.95)	(41.11)	24.53	(8.79)	(23.09)
UltraPro Short S&P500	06/23/09	NA	NA	(51.63)	NA	NA	(51.60)	NA	NA	23.56
Short Style
UltraShort Russell1000 Value	02/20/07	(52.40)	(4.68)	(12.44)	(52.60)	(4.68)	(12.46)	19.24	(11.26)	(28.23)
UltraShort Russell1000 Growth	02/20/07	(57.63)	(8.97)	(22.96)	(58.24)	(9.00)	(23.04)	35.50	(4.58)	(12.20)
UltraShort Russell MidCap Value	02/20/07	(65.29)	(8.04)	(20.74)	(65.46)	(7.98)	(20.61)	33.74	(10.99)	(27.63)
UltraShort Russell MidCap Growth	02/20/07	(66.28)	(11.00)	(27.62)	(66.94)	(11.04)	(27.72)	42.82	(7.77)	(20.13)
UltraShort Russell2000 Value	02/20/07	(61.85)	(13.70)	(33.56)	(61.56)	(13.64)	(33.43)	18.98	(12.57)	(31.16)
UltraShort Russell2000 Growth	02/20/07	(63.13)	(13.77)	(33.72)	(63.64)	(13.83)	(33.83)	30.59	(8.92)	(22.86)

†  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

*  See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA  Not Applicable. Fund in operation less than one year.

Performance Data :: ProShares Trust :: XXXI

ProShares Trust Performance Data (continued)

SHORT PROSHARES

		NAV TOTAL RETURNS (%) AS OF 11/30/09			MARKET VALUE RETURNS† (%) AS OF 11/30/09			INDEX* TOTAL RETURNS (%) AS OF 11/30/09
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Short Sector
Short Financials	06/10/08	(46.33)	(24.22)	(33.55)	(46.58)	(24.27)	(33.62)	18.99	(21.09)	(29.47)
Short Oil & Gas	06/10/08	(23.72)	(1.35)	(1.99)	(24.74)	(1.43)	(2.10)	12.62	(21.79)	(30.40)
UltraShort Basic Materials	01/30/07	(80.83)	(41.69)	(78.30)	(81.17)	(41.71)	(78.33)	66.37	0.59	1.69
UltraShort Consumer Goods	01/30/07	(42.22)	(7.38)	(19.53)	(42.97)	(7.43)	(19.64)	21.49	(0.68)	(1.90)
UltraShort Consumer Services	01/30/07	(59.36)	(5.57)	(14.99)	(59.61)	(5.53)	(14.89)	36.15	(7.25)	(19.21)
UltraShort Financials	01/30/07	(81.76)	(30.37)	(64.13)	(81.90)	(30.36)	(64.12)	18.99	(23.06)	(52.44)
UltraShort Health Care	01/30/07	(47.29)	(7.07)	(18.76)	(47.73)	(7.12)	(18.87)	26.96	(1.17)	(3.28)
UltraShort Industrials	01/30/07	(58.33)	(12.58)	(31.67)	(58.46)	(12.61)	(31.75)	25.73	(6.05)	(16.22)
UltraShort Oil & Gas	01/30/07	(48.87)	(39.70)	(76.15)	(49.21)	(39.70)	(76.15)	12.62	1.20	3.44
UltraShort Real Estate	01/30/07	(92.36)	(50.38)	(86.27)	(92.26)	(50.36)	(86.25)	42.02	(18.61)	(44.23)
UltraShort Semiconductors	01/30/07	(76.53)	(20.78)	(48.30)	(76.70)	(20.78)	(48.30)	57.88	(6.56)	(17.51)
UltraShort Technology	01/30/07	(70.78)	(21.23)	(49.13)	(70.73)	(21.23)	(49.13)	58.14	0.25	0.72
UltraShort Telecommunications	03/25/08	(48.99)	(24.48)	(37.69)	(49.80)	(24.30)	(37.44)	17.78	(10.27)	(16.69)
UltraShort Utilities	01/30/07	(25.46)	(8.56)	(22.39)	(26.24)	(8.55)	(22.36)	4.37	(4.43)	(12.07)
Short International
Short MSCI EAFE	10/23/07	(37.35)	0.32	0.68	(37.17)	0.31	0.65	37.26	(14.51)	(28.13)
Short MSCI Emerging Markets	10/30/07	(55.51)	(19.48)	(36.34)	(55.74)	(19.53)	(36.42)	80.52	(11.33)	(22.21)
UltraShort MSCI EAFE	10/23/07	(65.16)	(15.24)	(29.38)	(64.74)	(15.13)	(29.19)	37.26	(14.51)	(28.13)
UltraShort MSCI Emerging Markets	10/30/07	(83.77)	(56.53)	(82.39)	(83.88)	(56.53)	(82.39)	80.52	(11.33)	(22.21)
UltraShort MSCI Europe	06/16/09	NA	NA	(44.05)	NA	NA	(44.13)	NA	NA	26.47
UltraShort MSCI Pacific ex-Japan	06/16/09	NA	NA	(50.83)	NA	NA	(49.83)	NA	NA	34.55
UltraShort MSCI Brazil	06/16/09	NA	NA	(60.30)	NA	NA	(60.23)	NA	NA	44.84
UltraShort FTSE/Xinhua China 25	11/06/07	(84.37)	(64.68)	(88.35)	(84.26)	(64.66)	(88.34)	67.03	(16.51)	(31.16)
UltraShort MSCI Japan	11/06/07	(40.58)	(5.98)	(11.97)	(39.76)	(5.92)	(11.85)	11.92	(15.85)	(30.02)
UltraShort MSCI Mexico Investable Market	06/16/09	NA	NA	(52.85)	NA	NA	(52.92)	NA	NA	35.42

†  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

*  See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA  Not Applicable. Fund in operation less than one year.

XXXII :: ProShares Trust :: Performance Data

ProShares Trust Performance Data (continued)

SHORT PROSHARES

		NAV TOTAL RETURNS (%) AS OF 11/30/09			MARKET VALUE RETURNS† (%) AS OF 11/30/09			INDEX* TOTAL RETURNS (%) AS OF 11/30/09
	Inception Date	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Short Fixed-Income
Short 20+ Year Treasury	08/18/09	NA	NA	(5.04)	NA	NA	(4.96)	NA	NA	3.73
UltraShort 7-10 Year Treasury	04/29/08	(14.41)	(19.11)	(28.61)	(14.89)	(19.14)	(28.66)	3.18	7.44	12.08
UltraShort 20+ Year Treasury	04/29/08	(8.41)	(24.90)	(36.55)	(8.49)	(24.91)	(36.56)	(4.90)	7.17	11.64
Alpha ProShares
Credit Suisse 130/30	07/13/09	NA	NA	22.86	NA	NA	22.93	NA	NA	22.39

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

†  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

*  See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA  Not Applicable. Fund in operation less than one year.

Performance Data :: ProShares Trust :: XXXIII

Expense Examples

XXXIV :: ProShares Trust :: Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transactions costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of the six-month period and held through the period ended, November 30, 2009.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held through the period ended, November 30, 2009.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,487.10	$5.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,493.80	$5.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,417.20	$5.64	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
Ultra Russell3000 (a)
Actual	$1,000.00	$1,406.00	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,392.10	$5.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,307.40	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,305.60	$5.49	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XXXV

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro S&P500® (b)
Actual	$1,000.00	$1,792.40	$5.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,402.70	$5.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,426.80	$5.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,477.70	$5.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,368.20	$5.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,331.90	$5.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,274.60	$5.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,562.40	$6.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,420.30	$5.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,446.50	$5.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$1,376.30	$5.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,411.20	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,487.20	$5.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,168.60	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XXXVI :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Real Estate
Actual	$1,000.00	$1,608.20	$6.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,412.20	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,582.30	$6.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,097.80	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,269.10	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE (c)
Actual	$1,000.00	$1,285.70	$5.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets (c)
Actual	$1,000.00	$1,384.70	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE/Xinhua China 25 (c)
Actual	$1,000.00	$1,256.00	$5.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan (c)
Actual	$1,000.00	$993.50	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ®
Actual	$1,000.00	$791.90	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$795.60	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$812.80	$4.23	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
Short MidCap400
Actual	$1,000.00	$809.40	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$826.50	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XXXVII

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Russell2000
Actual	$1,000.00	$824.70	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ®
Actual	$1,000.00	$618.30	$3.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$625.80	$3.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$651.20	$3.73	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Russell3000 (a)
Actual	$1,000.00	$663.20	$3.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$641.00	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$665.40	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$661.10	$3.96	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500® (b)
Actual	$1,000.00	$483.70	$3.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$640.20	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$652.80	$3.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$589.00	$3.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$655.30	$3.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$636.40	$3.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XXXVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell2000 Growth
Actual	$1,000.00	$686.10	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$785.60	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$870.00	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$507.60	$3.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$665.10	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$631.40	$3.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$590.20	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$667.70	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$592.70	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$736.10	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$446.40	$3.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$603.30	$3.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$579.50	$3.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$837.40	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XXXIX

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Utilities
Actual	$1,000.00	$730.50	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$805.40	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$771.60	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$631.90	$3.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$566.50	$3.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Europe (d)
Actual	$1,000.00	$559.50	$3.39	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Pacific ex-Japan (d)
Actual	$1,000.00	$491.70	$3.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil (d)
Actual	$1,000.00	$397.00	$3.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE/Xinhua China 25
Actual	$1,000.00	$590.60	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$895.10	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Mexico Investable Market (d)
Actual	$1,000.00	$471.50	$3.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury (e)
Actual	$1,000.00	$949.60	$2.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$879.70	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$844.00	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XL :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Credit Suisse 130/30 (f)
Actual	$1,000.00	$1,228.60	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on June 30, 2009. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 153 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

(b)  The Fund commenced operations on June 23, 2009. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 160 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

(c)  The Fund commenced operations on June 2, 2009. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

(d)  The Fund commenced operations on June 16, 2009. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 167 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

(e)  The Fund commenced operations on August 18, 2009. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 104 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

(f)  The Fund commenced operations on July 13, 2009. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 140 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one half year period).

Expense Examples (Unaudited) :: ProShares Trust :: XLI

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Schedule of Portfolio Investments

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 1

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) — 70.8%
	Consumer Discretionary — 9.9%
111,903	Amazon.com, Inc.*	$15,208,737
60,638	Apollo Group, Inc., Class A*	3,460,611
137,461	Bed Bath & Beyond, Inc.*	5,135,543
563,323	Comcast Corp., Class A	8,263,948
277,745	DIRECTV, Class A*	8,785,074
83,952	DISH Network Corp., Class A	1,738,646
110,777	Expedia, Inc.*	2,822,598
72,592	Garmin Ltd.	2,169,049
53,920	Liberty Global, Inc., Class A*	1,040,117
213,267	Liberty Media Corp. - Interactive, Class A*	2,269,161
555,231	News Corp., Class A	6,362,947
53,205	O'Reilly Automotive, Inc.*	2,063,290
17,455	priceline.com, Inc.*	3,737,465
49,995	Ross Stores, Inc.	2,198,780
48,498	Sears Holdings Corp.*	3,440,933
189,382	Staples, Inc.	4,416,388
400,006	Starbucks Corp.*	8,760,131
64,952	Urban Outfitters, Inc.*	2,055,081
52,387	Wynn Resorts Ltd.	3,381,057
		87,309,556
	Consumer Staples — 0.8%
89,405	Costco Wholesale Corp.	5,356,254
34,995	Hansen Natural Corp.*	1,223,775
		6,580,029
	Health Care — 11.1%
184,734	Amgen, Inc.*	10,409,761
122,558	Biogen Idec, Inc.*	5,752,873
177,487	Celgene Corp.*	9,841,654
28,377	Cephalon, Inc.*	1,559,316
31,510	Cerner Corp.*	2,372,388
55,673	DENTSPLY International, Inc.	1,855,024
95,577	Express Scripts, Inc.*	8,200,507
132,265	Genzyme Corp.*	6,705,837
347,574	Gilead Sciences, Inc.*	16,005,783
35,098	Henry Schein, Inc.*	1,742,967
105,322	Hologic, Inc.*	1,524,009
47,562	Illumina, Inc.*	1,375,493
14,790	Intuitive Surgical, Inc.*	4,149,187
69,658	Life Technologies Corp.*	3,467,575
45,782	Patterson Cos., Inc.*	1,177,055
44,848	Pharmaceutical Product Development, Inc.	961,541
287,874	Teva Pharmaceutical Industries Ltd. (ADR)	15,196,868
73,744	Vertex Pharmaceuticals, Inc.*	2,862,742
97,737	Warner Chilcott plc, Class A*	2,402,375
		97,562,955

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 3.2%
64,904	C.H. Robinson Worldwide, Inc.	$3,617,749
71,544	Cintas Corp.	2,009,671
81,285	Expeditors International of Washington, Inc.	2,595,430
55,421	Fastenal Co.	2,055,010
28,936	First Solar, Inc.*	3,446,567
51,552	Foster Wheeler AG*	1,538,312
49,474	J.B. Hunt Transport Services, Inc.	1,576,241
39,187	Joy Global, Inc.	2,098,072
158,948	PACCAR, Inc.	5,893,792
45,380	Ryanair Holdings plc (ADR)*	1,189,410
34,874	Stericycle, Inc.*	1,908,654
		27,928,908
	Information Technology — 44.8%
443,149	Activision Blizzard, Inc.*	5,047,467
200,822	Adobe Systems, Inc.*	7,044,836
64,474	Akamai Technologies, Inc.*	1,547,376
161,497	Altera Corp.	3,396,282
487,674	Apple, Inc.*	97,490,909
269,065	Applied Materials, Inc.	3,312,190
93,431	Autodesk, Inc.*	2,190,957
138,510	Automatic Data Processing, Inc.	6,018,259
10,314	Baidu, Inc. (ADR)*	4,473,594
155,220	Broadcom Corp., Class A*	4,532,424
196,363	CA, Inc.	4,339,622
80,480	Check Point Software Technologies*	2,542,363
804,285	Cisco Systems, Inc.*	18,820,269
84,879	Citrix Systems, Inc.*	3,240,680
111,529	Cognizant Technology Solutions Corp., Class A*	4,899,469
280,569	Dell, Inc.*	3,961,634
375,778	eBay, Inc.*	9,195,288
127,295	Electronic Arts, Inc.*	2,150,013
75,375	Fiserv, Inc.*	3,485,340
343,423	Flextronics International Ltd.*	2,428,001
61,875	FLIR Systems, Inc.*	1,775,813
57,458	Google, Inc., Class A*	33,498,014
53,297	IAC/InterActiveCorp.*	1,036,627
42,016	Infosys Technologies Ltd. (ADR)	2,141,556
765,092	Intel Corp.	14,689,766
158,844	Intuit, Inc.*	4,639,833
80,723	KLA-Tencor Corp.	2,521,787
51,038	Lam Research Corp.*	1,734,782
115,965	Linear Technology Corp.	3,127,576
68,713	Logitech International S.A. (Registered)*	1,135,826
230,602	Marvell Technology Group Ltd.*	3,555,883
117,564	Maxim Integrated Products, Inc.	2,069,126
59,361	Microchip Technology, Inc.	1,558,226

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) (continued)
1,196,954	Microsoft Corp.	$35,202,417
137,222	NetApp, Inc.*	4,229,182
209,958	NVIDIA Corp.*	2,742,051
816,168	Oracle Corp.	18,020,989
133,708	Paychex, Inc.	4,191,746
782,503	QUALCOMM, Inc.	35,212,635
221,609	Research In Motion Ltd.*	12,828,945
192,814	Seagate Technology	2,917,276
332,419	Symantec Corp.*	5,900,437
70,977	VeriSign, Inc.*	1,592,724
142,915	Xilinx, Inc.	3,235,596
263,309	Yahoo!, Inc.*	3,941,736
		393,617,522
	Materials — 0.4%
45,661	Sigma-Aldrich Corp.	2,435,558
86,600	Steel Dynamics, Inc.	1,465,272
		3,900,830
	Telecommunication Services — 0.6%
40,971	Millicom International Cellular S.A.*	3,064,631
62,990	NII Holdings, Inc.*	1,877,102
		4,941,733
	Total Common Stocks (Cost $496,177,288)	621,841,533
Principal Amount
	Repurchase Agreements (a) — 5.9%
$1,438,023	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,438,029 (b)	1,438,023
2,876,046	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,876,059 (c)	2,876,046
8,628,139	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $8,628,240 (d)	8,628,139
1,729,213	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,729,220 (e)	1,729,213
3,019,849	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,019,862 (f)	3,019,849
5,752,093	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $5,752,216 (g)	5,752,093

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,438,023	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,438,029 (h)	$1,438,023
8,628,139	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,628,177 (i)	8,628,139
7,190,116	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,190,148 (j)	7,190,116
4,314,069	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,314,087 (k)	4,314,069
6,638,408	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,638,438 (l)	6,638,408
	Total Repurchase Agreements (Cost $51,652,118)	51,652,118
	Total Investment Securities (Cost $547,829,406) — 76.7%	673,493,651
	Other assets less liabilities — 23.3%	204,555,540
	Net Assets — 100.0%	$878,049,191

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $192,073,318.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,466,784. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,933,567. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $8,800,732. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 3

  Ultra QQQ®  QLD

schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,763,798. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,080,269. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $5,867,147. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,466,785. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $8,800,712. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $7,333,935. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,400,364. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $6,771,186. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,592,990
Aggregate gross unrealized depreciation	(12,159,034)
Net unrealized appreciation	$52,433,956
Federal income tax cost of investments	$621,059,695

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	3,751	12/18/09	$132,616,605	$1,695,095

Cash collateral in the amount of $11,178,193 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  QLD  Ultra QQQ®

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$122,054,163	$(3,059,852)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	112,165,724	(2,348,273)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	68,253,428	6,198,357
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	697,886,963	192,179,415
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	1,274,611	(28,237)
		$192,941,410

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$621,841,533	$—	$621,841,533
Repurchase Agreements	—	51,652,118	51,652,118
Total Investment Securities	621,841,533	51,652,118	673,493,651
Other Financial Instruments*:
Futures Contracts	1,695,095	—	1,695,095
Swap Agreements	—	192,941,410	192,941,410
Total Other Financial Instruments	1,695,095	192,941,410	194,636,505
Total Investments	$623,536,628	$244,593,528	$868,130,156

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 5

  Ultra Dow30SM  DDM

Shares		Value
	Common Stocks (a) — 66.0%
	Consumer Discretionary — 5.8%
196,909	Home Depot, Inc.	$5,387,430
196,909	McDonald's Corp.	12,454,494
196,909	Walt Disney Co. (The)	5,950,590
		23,792,514
	Consumer Staples — 9.7%
196,909	Coca-Cola Co. (The)	11,263,195
196,909	Kraft Foods, Inc., Class A	5,233,841
196,909	Procter & Gamble Co. (The)	12,277,276
196,909	Wal-Mart Stores, Inc.	10,741,386
		39,515,698
	Energy — 7.4%
196,909	Chevron Corp.	15,366,778
196,909	Exxon Mobil Corp.	14,781,959
		30,148,737
	Financials — 7.4%
196,909	American Express Co.	8,236,703
196,909	Bank of America Corp.	3,121,008
196,909	JPMorgan Chase & Co.	8,366,663
196,909	Travelers Cos., Inc. (The)	10,316,063
		30,040,437
	Health Care — 5.6%
196,909	Johnson & Johnson	12,373,762
196,909	Merck & Co., Inc.	7,130,075
196,909	Pfizer, Inc.	3,577,836
		23,081,673
	Industrials — 13.1%
196,909	3M Co.	15,248,633
196,909	Boeing Co. (The)	10,320,001
196,909	Caterpillar, Inc.	11,497,516
196,909	General Electric Co.	3,154,482
196,909	United Technologies Corp.	13,240,161
		53,460,793
	Information Technology — 11.9%
196,909	Cisco Systems, Inc.*	4,607,671
196,909	Hewlett-Packard Co.	9,660,355
196,909	Intel Corp.	3,780,653
196,909	International Business Machines Corp.	24,879,452
196,909	Microsoft Corp.	5,791,094
		48,719,225

Shares		Value
	Common Stocks (a) (continued)
	Materials — 2.3%
196,909	Alcoa, Inc.	$2,465,301
196,909	E.I. du Pont de Nemours & Co.	6,809,113
		9,274,414
	Telecommunication Services — 2.8%
196,909	AT&T, Inc.	5,304,729
196,909	Verizon Communications, Inc.	6,194,757
		11,499,486
	Total Common Stocks (Cost $220,593,492)	269,532,977
Principal Amount
	Repurchase Agreements (a) — 5.9%
$666,683	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $666,686 (b)	666,683
1,333,365	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,333,371 (c)	1,333,365
4,000,095	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $4,000,142 (d)	4,000,095
801,681	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $801,684 (e)	801,681
1,400,033	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,400,039 (f)	1,400,033
2,666,730	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $2,666,787 (g)	2,666,730
666,683	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $666,686 (h)	666,683
4,000,095	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,000,113 (i)	4,000,095
3,333,413	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,333,428 (j)	3,333,413

See accompanying notes to the financial statements.

6 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DDM  Ultra Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$2,000,048	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,000,056 (k)	$2,000,048
3,077,636	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,077,650 (l)	3,077,636
	Total Repurchase Agreements (Cost $23,946,462)	23,946,462
	Total Investment Securities (Cost $244,539,954) — 71.9%	293,479,439
	Other assets less liabilities — 28.1%	114,639,867
	Net Assets — 100.0%	$408,119,306

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $86,442,084.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $680,017. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,360,032. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $4,080,111. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $817,715. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,428,044. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $2,720,070. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $680,018. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $4,080,102. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $3,400,089. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,040,055. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,139,193. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 7

  Ultra Dow30SM  DDM

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,684,888
Aggregate gross unrealized depreciation	(325,201)
Net unrealized appreciation	$22,359,687
Federal income tax cost of investments	$271,119,752

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	951	12/18/09	$49,152,435	$1,775,187

Cash collateral in the amount of $5,152,715 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$23,115,141	$(251,385)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	33,956,600	(455,704)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	6,376,520	1,416,094
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	432,539,480	108,248,970
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	1,565,769	(6,842)
		$108,951,133

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$269,532,977	$—	$269,532,977
Repurchase Agreements	—	23,946,462	23,946,462
Total Investment Securities	269,532,977	23,946,462	293,479,439
Other Financial Instruments*:
Futures Contracts	1,775,187	—	1,775,187
Swap Agreements	—	108,951,133	108,951,133
Total Other Financial Instruments	1,775,187	108,951,133	110,726,320
Total Investments	$271,308,164	$132,897,595	$404,205,759

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

8 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 66.9%
80,630	3M Co. (Industrials)	0.4%	$6,243,987
178,489	Abbott Laboratories (Health Care)	0.6%	9,725,866
38,392	Amazon.com, Inc.* (Consumer Discretionary)	0.3%	5,217,857
137,302	American Express Co. (Financials)	0.3%	5,743,343
117,249	Amgen, Inc.* (Health Care)	0.4%	6,606,981
103,421	Apple, Inc.* (Information Technology)	1.2%	20,674,892
681,227	AT&T, Inc. (Telecommunication Services)	1.1%	18,352,255
998,935	Bank of America Corp. (Financials)	1.0%	15,833,120
228,733	Bristol-Myers Squibb Co. (Health Care)	0.3%	5,789,232
231,574	Chevron Corp. (Energy)	1.1%	18,072,035
665,975	Cisco Systems, Inc.* (Information Technology)	0.9%	15,583,815
1,505,852	Citigroup, Inc. (Financials)	0.4%	6,189,052
267,572	Coca-Cola Co. (The) (Consumer Staples)	0.9%	15,305,118
57,549	Colgate-Palmolive Co. (Consumer Staples)	0.3%	4,845,050
331,352	Comcast Corp., Class A (Consumer Discretionary)	0.3%	4,860,934
171,211	ConocoPhillips (Energy)	0.5%	8,863,593
166,653	CVS Caremark Corp. (Consumer Staples)	0.3%	5,167,910
554,902	Exxon Mobil Corp. (Energy)	2.5%	41,656,493
1,227,015	General Electric Co. (Industrials)	1.2%	19,656,780
104,411	Gilead Sciences, Inc.* (Health Care)	0.3%	4,808,127
59,067	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	10,021,307
27,780	Google, Inc., Class A* (Information Technology)	1.0%	16,195,740
273,777	Hewlett-Packard Co. (Information Technology)	0.8%	13,431,500
196,813	Home Depot, Inc. (Consumer Discretionary)	0.3%	5,384,804
646,370	Intel Corp. (Information Technology)	0.7%	12,410,304
151,372	International Business Machines Corp. (Information Technology)	1.2%	19,125,852
318,203	Johnson & Johnson (Health Care)	1.2%	19,995,877
454,071	JPMorgan Chase & Co. (Financials)	1.2%	19,293,477

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
126,001	McDonald's Corp. (Consumer Discretionary)	0.5%	$7,969,563
127,789	Medtronic, Inc. (Health Care)	0.3%	5,423,365
352,297	Merck & Co., Inc. (Health Care)	0.8%	12,756,667
895,110	Microsoft Corp. (Information Technology)	1.6%	26,325,185
63,043	Monsanto Co. (Materials)	0.3%	5,090,722
156,942	Morgan Stanley (Financials)	0.3%	4,956,228
93,624	Occidental Petroleum Corp. (Energy)	0.5%	7,563,883
450,947	Oracle Corp. (Information Technology)	0.6%	9,956,910
179,883	PepsiCo, Inc. (Consumer Staples)	0.7%	11,192,320
931,117	Pfizer, Inc. (Health Care)	1.0%	16,918,396
223,356	Philip Morris International, Inc. (Consumer Staples)	0.6%	10,741,190
337,024	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	21,013,446
191,942	QUALCOMM, Inc. (Information Technology)	0.5%	8,637,390
138,302	Schlumberger Ltd. (Energy)	0.5%	8,836,115
220,756	U.S. Bancorp (Financials)	0.3%	5,326,842
114,821	United Parcel Service, Inc., Class B (Industrials)	0.4%	6,598,763
108,671	United Technologies Corp. (Industrials)	0.4%	7,307,038
327,969	Verizon Communications, Inc. (Telecommunication Services)	0.6%	10,317,905
249,365	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	13,602,861
214,600	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	6,485,212
539,391	Wells Fargo & Co. (Financials)	0.9%	15,124,524
18,643,336	Other Common Stocks	32.3%	537,614,131
	Total Common Stocks (Cost $881,453,675)		1,114,813,957
Principal Amount
	Repurchase Agreements (a) — 3.4%
$1,609,221	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,609,228 (b)		1,609,221
3,218,443	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,218,457 (c)		3,218,443

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 9

  Ultra S&P500®  SSO

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$9,655,328	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $9,655,441 (d)	$9,655,328
1,935,077	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,935,085 (e)	1,935,077
3,379,365	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,379,380 (f)	3,379,365
6,436,885	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $6,437,023 (g)	6,436,885
1,609,221	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,609,228 (h)	1,609,221
9,655,328	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,655,371 (i)	9,655,328
8,046,107	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,046,143 (j)	8,046,107
4,827,664	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,827,684 (k)	4,827,664
7,428,720	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,428,753 (l)	7,428,720
	Total Repurchase Agreements (Cost $57,801,359)	57,801,359
	Total Investment Securities (Cost $939,255,034) — 70.3%	1,172,615,316
	Other assets in excess of liabilities — 29.7%	494,316,712
	Net Assets — 100.0%	$1,666,932,028

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $395,109,025.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,641,406. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,282,812. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $9,848,469. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,973,780. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,446,978. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,565,636. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,641,408. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to

See accompanying notes to the financial statements.

10 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SSO  Ultra S&P500®

04/15/32, which had a total value of $9,848,446. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $8,207,048. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,924,232. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $7,577,305. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,393,636
Aggregate gross unrealized depreciation	(8,645,349)
Net unrealized appreciation	$73,748,287
Federal income tax cost of investments	$1,098,867,029

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,818	12/18/09	$208,987,775	$3,415,646

Cash collateral in the amount of $15,605,825 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$43,844,343	$(586,299)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	53,646,345	(716,843)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	50,595,722	6,253,456
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	1,861,211,790	467,706,209
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	771,490	19,884
		$472,676,407

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 11

  Ultra S&P500®  SSO

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	6.3%
Consumer Staples	7.8%
Energy	8.0%
Financials	9.7%
Health Care	8.6%
Industrials	6.9%
Information Technology	12.7%
Materials	2.4%
Telecommunication Services	2.1%
Utilities	2.4%
Other[1]	33.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,114,813,957	$—	$1,114,813,957
Repurchase Agreements	—	57,801,359	57,801,359
Total Investment Securities	1,114,813,957	57,801,359	1,172,615,316
Other Financial Instruments*:
Futures Contracts	3,415,646	—	3,415,646
Swap Agreements	—	472,676,407	472,676,407
Total Other Financial Instruments	3,415,646	472,676,407	476,092,053
Total Investments	$1,118,229,603	$530,477,766	$1,648,707,369

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

12 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UWC  Ultra Russell3000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 80.6%
270	3M Co. (Industrials)	0.4%	$20,909
600	Abbott Laboratories (Health Care)	0.6%	32,694
128	Amazon.com, Inc.* (Consumer Discretionary)	0.3%	17,396
394	American Express Co. (Financials)	0.3%	16,481
393	Amgen, Inc.*(Health Care)	0.4%	22,146
347	Apple, Inc.*(Information Technology)	1.2%	69,369
2,293	AT&T, Inc. (Telecommunication Services)	1.1%	61,773
3,361	Bank of America Corp. (Financials)	0.9%	53,272
769	Bristol-Myers Squibb Co. (Health Care)	0.3%	19,463
779	Chevron Corp. (Energy)	1.1%	60,793
2,241	Cisco Systems, Inc.* (Information Technology)	0.9%	52,439
5,901	Citigroup, Inc. (Financials)	0.4%	24,253
900	Coca-Cola Co. (The) (Consumer Staples)	0.9%	51,480
195	Colgate-Palmolive Co. (Consumer Staples)	0.3%	16,417
1,117	Comcast Corp., Class A (Consumer Discretionary)	0.3%	16,386
576	ConocoPhillips (Energy)	0.5%	29,820
566	CVS Caremark Corp. (Consumer Staples)	0.3%	17,552
1,896	Exxon Mobil Corp. (Energy)	2.5%	142,333
4,114	General Electric Co. (Industrials)	1.2%	65,906
352	Gilead Sciences, Inc.* (Health Care)	0.3%	16,210
196	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	33,253
93	Google, Inc., Class A* (Information Technology)	1.0%	54,219
929	Hewlett-Packard Co. (Information Technology)	0.8%	45,577
659	Home Depot, Inc. (Consumer Discretionary)	0.3%	18,030
2,170	Intel Corp. (Information Technology)	0.7%	41,664
513	International Business Machines Corp. (Information Technology)	1.2%	64,818
1,071	Johnson & Johnson (Health Care)	1.2%	67,302
1,461	JPMorgan Chase & Co. (Financials)	1.1%	62,078
429	McDonald's Corp. (Consumer Discretionary)	0.5%	27,134

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
435	Medtronic, Inc. (Health Care)	0.3%	$18,461
1,185	Merck & Co., Inc. (Health Care)	0.8%	42,903
2,995	Microsoft Corp. (Information Technology)	1.6%	88,083
212	Monsanto Co. (Materials)	0.3%	17,119
528	Morgan Stanley (Financials)	0.3%	16,674
315	Occidental Petroleum Corp. (Energy)	0.5%	25,449
1,486	Oracle Corp. (Information Technology)	0.6%	32,811
605	PepsiCo, Inc. (Consumer Staples)	0.7%	37,643
3,133	Pfizer, Inc. (Health Care)	1.0%	56,927
762	Philip Morris International, Inc. (Consumer Staples)	0.7%	36,645
1,132	Procter & Gamble Co. (The) (Consumer Staples)	1.3%	70,580
643	QUALCOMM, Inc. (Information Technology)	0.5%	28,935
465	Schlumberger Ltd. (Energy)	0.5%	29,709
738	U.S. Bancorp (Financials)	0.3%	17,808
268	United Parcel Service, Inc., Class B (Industrials)	0.3%	15,402
325	United Technologies Corp. (Industrials)	0.4%	21,853
1,103	Verizon Communications, Inc. (Telecommunication Services)	0.6%	34,700
859	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	46,858
721	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	21,789
1,848	Wells Fargo & Co. (Financials)	0.9%	51,818
109,185	Other Common Stocks	46.2%	2,591,403
	Total Common Stocks (Cost $4,542,850)		4,524,737
Principal Amount
	Repurchase Agreements (a) — 10.7%
$16,768	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $16,768 (b)		16,768
33,536	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $33,536 (c)		33,536

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 13

  Ultra Russell3000  UWC

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$100,608	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $100,609 (d)	$100,608
20,163	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $20,163 (e)	20,163
35,213	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $35,213 (f)	35,213
67,072	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $67,073 (g)	67,072
16,768	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $16,768 (h)	16,768
100,608	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $100,608 (i)	100,608
83,840	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $83,840 (j)	83,840
50,304	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $50,304 (k)	50,304
77,409	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $77,409 (l)	77,409
	Total Repurchase Agreements (Cost $602,289)	602,289
	Total Investment Securities (Cost $5,145,139) — 91.3%	5,127,026
	Other assets in excess of liabilities — 8.7%	487,987
	Net Assets — 100.0%	$5,615,013

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $1,427,626.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $17,103. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $34,207. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $102,621. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $20,566. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $35,918. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $68,414. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $17,103. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $102,620. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UWC  Ultra Russell3000

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $85,517. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $51,310. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $78,957. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,849
Aggregate gross unrealized depreciation	(150,615)
Net unrealized depreciation	$(19,766)
Federal income tax cost of investments	$5,146,792

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,849,829	$469,984
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,411,002	(40,285)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	1,437,070	14,484
		$444,183

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	8.3%
Consumer Staples	8.3%
Energy	9.0%
Financials	12.3%
Health Care	10.3%
Industrials	8.7%
Information Technology	15.0%
Materials	3.3%
Telecommunication Services	2.3%
Utilities	3.1%
Other[1]	19.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 15

  Ultra Russell3000  UWC

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$4,524,737	$—	$4,524,737
Repurchase Agreements	—	602,289	602,289
Total Investment Securities	4,524,737	602,289	5,127,026
Other Financial Instruments*:
Swap Agreements	—	444,183	444,183
Total Other Financial Instruments	—	444,183	444,183
Total Investments	$4,524,737	$1,046,472	$5,571,209

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

16 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  MVV  Ultra MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 62.0%
7,753	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$304,693
8,733	AMETEK, Inc. (Industrials)	0.3%	319,278
12,272	Avnet, Inc.* (Information Technology)	0.3%	334,412
5,568	Beckman Coulter, Inc. (Health Care)	0.3%	361,697
9,476	BorgWarner, Inc. (Consumer Discretionary)	0.2%	286,270
6,102	Bucyrus International, Inc. (Industrials)	0.3%	316,023
17,894	CarMax, Inc.* (Consumer Discretionary)	0.3%	355,733
5,465	Cerner Corp.* (Health Care)	0.4%	411,460
5,710	Church & Dwight Co., Inc. (Consumer Staples)	0.3%	337,118
6,775	Cimarex Energy Co. (Energy)	0.3%	317,341
10,641	Cliffs Natural Resources, Inc. (Materials)	0.4%	468,842
8,186	Cree, Inc.* (Information Technology)	0.3%	391,536
7,261	Dollar Tree, Inc.* (Consumer Discretionary)	0.3%	355,571
9,541	Eaton Vance Corp. (Financials)	0.2%	287,566
4,582	Edwards Lifesciences Corp.* (Health Care)	0.3%	377,007
5,637	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	317,589
3,136	Equinix, Inc.* (Information Technology)	0.3%	301,652
4,944	Everest Re Group Ltd. (Financials)	0.4%	420,784
6,396	F5 Networks, Inc.* (Information Technology)	0.3%	300,804
4,970	Federal Realty Investment Trust (REIT) (Financials)	0.3%	319,670
6,543	Global Payments, Inc. (Information Technology)	0.3%	335,394
8,566	Helmerich & Payne, Inc. (Energy)	0.3%	321,653
7,327	Henry Schein, Inc.* (Health Care)	0.3%	363,859
20,847	Hologic, Inc.* (Health Care)	0.3%	301,656
8,313	Joy Global, Inc. (Industrials)	0.4%	445,078
10,287	Lam Research Corp.* (Information Technology)	0.3%	349,655
7,809	Lender Processing Services, Inc. (Information Technology)	0.3%	326,260

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,493	Lubrizol Corp. (Materials)	0.4%	$398,352
6,368	Manpower, Inc. (Industrials)	0.3%	313,688
3,619	Martin Marietta Materials, Inc. (Materials)	0.3%	308,664
14,952	MDU Resources Group, Inc. (Utilities)	0.3%	337,915
6,518	National Fuel Gas Co. (Utilities)	0.3%	305,238
9,114	Nationwide Health Properties, Inc. (REIT) (Financials)	0.3%	309,967
28,428	New York Community Bancorp, Inc. (Financials)	0.3%	332,323
10,776	Newfield Exploration Co.* (Energy)	0.4%	455,609
8,677	NSTAR (Utilities)	0.2%	287,469
472	NVR, Inc.* (Consumer Discretionary)	0.3%	317,727
8,561	Oneok, Inc. (Utilities)	0.3%	342,611
7,261	Oshkosh Corp. (Industrials)	0.2%	288,480
11,311	Plains Exploration & Production Co.* (Energy)	0.3%	307,772
14,102	Pride International, Inc.* (Energy)	0.4%	446,046
6,136	ResMed, Inc.* (Health Care)	0.3%	308,457
7,379	Roper Industries, Inc. (Industrials)	0.3%	384,003
10,161	Ross Stores, Inc. (Consumer Discretionary)	0.4%	446,881
17,041	SAIC, Inc.* (Information Technology)	0.3%	303,671
17,478	Steel Dynamics, Inc. (Materials)	0.3%	295,728
8,106	Terra Industries, Inc. (Materials)	0.3%	312,729
10,527	Urban Outfitters, Inc.* (Consumer Discretionary)	0.3%	333,074
14,674	Vertex Pharmaceuticals, Inc.* (Health Care)	0.5%	569,645
2,339,080	Other Common Stocks	46.7%	52,219,613
	Total Common Stocks (Cost $46,918,592)		69,254,263
Principal Amount
	Repurchase Agreements (a) — 21.9%
$681,459	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $681,462 (b)		681,459

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 17

  Ultra MidCap400  MVV

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,362,918	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,362,924 (c)	$1,362,918
4,088,754	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $4,088,802 (d)	4,088,754
819,450	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $819,453 (e)	819,450
1,431,064	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,431,070 (f)	1,431,064
2,725,836	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $2,725,894 (g)	2,725,836
681,459	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $681,462 (h)	681,459
4,088,754	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,088,772 (i)	4,088,754
3,407,295	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,407,310 (j)	3,407,295
2,044,377	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,044,386 (k)	2,044,377
3,145,846	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,145,860 (l)	3,145,846
	Total Repurchase Agreements (Cost $24,477,212)	24,477,212
	Total Investment Securities (Cost $71,395,804) — 83.9%	93,731,475
	Other assets in excess of liabilities — 16.1%	17,995,666
	Net Assets — 100.0%	$111,727,141

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $40,752,991.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $695,088. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,390,176. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $4,170,543. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $835,840. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,459,696. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $2,780,358. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $695,089. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  MVV  Ultra MidCap400

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $4,170,534. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $3,475,449. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,085,271. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,208,767. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,767,721
Aggregate gross unrealized depreciation	(485,235)
Net unrealized appreciation	$6,282,486
Federal income tax cost of investments	$87,548,989

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	281	12/18/09	$19,231,640	$73,552

Cash collateral in the amount of $1,823,542 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	$23,151,383	$(859,957)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	26,236,647	(1,245,991)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	63,718,634	16,593,293
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	21,880,136	1,907,009
		$16,394,354

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 19

  Ultra MidCap400  MVV

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	9.2%
Consumer Staples	2.3%
Energy	4.0%
Financials	11.6%
Health Care	7.5%
Industrials	9.4%
Information Technology	9.3%
Materials	4.3%
Telecommunication Services	0.3%
Utilities	4.1%
Other[1]	38.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$69,254,263	$—	$69,254,263
Repurchase Agreements	—	24,477,212	24,477,212
Total Investment Securities	69,254,263	24,477,212	93,731,475
Other Financial Instruments*:
Futures Contracts	73,552	—	73,552
Swap Agreements	—	16,394,354	16,394,354
Total Other Financial Instruments	73,552	16,394,354	16,467,906
Total Investments	$69,327,815	$40,871,566	$110,199,381

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

20 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SAA  Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.6%
4,107	Acuity Brands, Inc. (Industrials)	0.3%	$132,574
7,085	American Medical Systems Holdings, Inc.* (Health Care)	0.3%	124,483
2,828	Anixter International, Inc.* (Information Technology)	0.3%	122,226
5,390	Atwood Oceanics, Inc.* (Energy)	0.4%	203,095
9,362	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	128,166
4,992	Brady Corp., Class A (Industrials)	0.3%	148,163
2,863	CACI International, Inc., Class A* (Information Technology)	0.3%	132,900
4,853	Casey's General Stores, Inc. (Consumer Staples)	0.3%	148,453
3,645	Catalyst Health Solutions, Inc.* (Health Care)	0.3%	123,966
4,861	CLARCOR, Inc. (Industrials)	0.3%	154,920
4,035	Concur Technologies, Inc.* (Information Technology)	0.3%	149,537
4,316	Cooper Cos., Inc. (The) (Health Care)	0.3%	144,543
4,350	Curtiss-Wright Corp. (Industrials)	0.3%	123,801
14,778	Cypress Semiconductor Corp.* (Information Technology)	0.3%	141,425
2,829	Dril-Quip, Inc.* (Energy)	0.3%	152,794
8,739	East West Bancorp, Inc. (Financials)	0.3%	127,502
6,284	EMCOR Group, Inc.* (Industrials)	0.3%	149,559
3,850	Entertainment Properties Trust (REIT) (Financials)	0.3%	121,622
4,960	Gardner Denver, Inc. (Industrials)	0.4%	185,653
3,321	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.5%	209,157
1,953	Greenhill & Co., Inc. (Financials)	0.4%	159,462
2,452	Haemonetics Corp.* (Health Care)	0.3%	130,888
5,662	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.3%	125,074
3,156	Home Properties, Inc. (REIT) (Financials)	0.3%	141,799
4,116	Kilroy Realty Corp. (REIT) (Financials)	0.3%	124,015
3,365	Magellan Health Services, Inc.* (Health Care)	0.3%	123,731

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,422	Mednax, Inc.* (Health Care)	0.5%	$248,561
2,696	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	125,391
7,699	National Retail Properties, Inc. (REIT) (Financials)	0.3%	154,288
4,010	New Jersey Resources Corp. (Utilities)	0.3%	141,272
4,735	Oil States International, Inc.* (Energy)	0.4%	169,844
6,978	Piedmont Natural Gas Co., Inc. (Utilities)	0.4%	165,379
3,116	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	135,951
3,116	ProAssurance Corp.* (Financials)	0.4%	165,927
4,403	Prosperity Bancshares, Inc. (Financials)	0.4%	175,371
3,416	Regal-Beloit Corp. (Industrials)	0.4%	162,123
3,684	Rock-Tenn Co., Class A (Materials)	0.4%	166,406
1,925	SEACOR Holdings, Inc.* (Energy)	0.3%	147,455
12,114	Senior Housing Properties Trust (REIT) (Financials)	0.6%	251,608
16,331	Skyworks Solutions, Inc.* (Information Technology)	0.4%	201,035
5,967	St. Mary Land & Exploration Co. (Energy)	0.4%	193,211
2,856	Stifel Financial Corp.* (Financials)	0.3%	153,424
3,842	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	150,799
5,781	Tetra Tech, Inc.* (Industrials)	0.3%	152,272
3,261	Toro Co. (Industrials)	0.3%	129,918
3,436	Tractor Supply Co.* (Consumer Discretionary)	0.4%	160,427
6,992	Varian Semiconductor Equipment Associates, Inc.* (Information Technology)	0.4%	203,677
3,036	Watsco, Inc. (Industrials)	0.3%	152,286
2,824	World Fuel Services Corp. (Energy)	0.3%	150,180
1,796,214	Other Common Stocks	61.9%	28,171,415
	Total Common Stocks (Cost $29,049,872)		35,757,728

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 21

  Ultra SmallCap600  SAA

Principal Amount		Value
	Repurchase Agreements (a) — 8.2%
$104,327	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $104,327 (b)	$104,327
208,655	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $208,656 (c)	208,655
625,964	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $625,971 (d)	625,964
125,453	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $125,454 (e)	125,453
219,087	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $219,088 (f)	219,087
417,309	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $417,318 (g)	417,309
104,327	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $104,327 (h)	104,327
625,964	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $625,967 (i)	625,964
521,637	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $521,639 (j)	521,637
312,982	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $312,983 (k)	312,982
481,612	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $481,614 (l)	481,612
	Total Repurchase Agreements (Cost $3,747,317)	3,747,317
	Total Investment Securities (Cost $32,797,189) — 86.8%	39,505,045
	Other assets in excess of liabilities — 13.2%	6,012,318
	Net Assets — 100.0%	$45,517,363

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $14,090,851.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $106,414. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $212,828. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $638,485. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $127,962. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $223,470. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $425,656. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $106,414. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

22 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SAA  Ultra SmallCap600

schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $638,484. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $532,071. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $319,243. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $491,245. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,232,151)
Net unrealized depreciation	$(4,232,151)
Federal income tax cost of investments	$43,737,196

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	$10,360,284	$3,456,113
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	10,422,102	(567,053)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	19,695,032	4,862,680
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	14,769,966	(632,162)
		$7,119,578

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	11.5%
Consumer Staples	3.2%
Energy	4.5%
Financials	15.1%
Health Care	10.5%
Industrials	13.3%
Information Technology	13.5%
Materials	3.7%
Telecommunication Services	0.4%
Utilities	2.9%
Other[1]	21.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 23

  Ultra SmallCap600  SAA

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$35,757,728	$—	$35,757,728
Repurchase Agreements	—	3,747,317	3,747,317
Total Investment Securities	35,757,728	3,747,317	39,505,045
Other Financial Instruments*:
Swap Agreements	—	7,119,578	7,119,578
Total Other Financial Instruments	—	7,119,578	7,119,578
Total Investments	$35,757,728	$10,866,895	$46,624,623

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

24 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UWM  Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 71.4%
51,363	3Com Corp.* (Information Technology)	0.3%	$378,545
21,582	Apollo Investment Corp. (Financials)	0.1%	207,619
13,868	Assured Guaranty Ltd. (Financials)	0.2%	314,526
8,100	Atheros Communications, Inc.* (Information Technology)	0.1%	230,607
8,956	Atlas Energy, Inc. (Energy)	0.1%	230,169
6,118	Auxilium Pharmaceuticals, Inc.* (Health Care)	0.1%	213,335
7,229	Bally Technologies, Inc.* (Consumer Discretionary)	0.2%	300,220
6,748	CLARCOR, Inc. (Industrials)	0.1%	215,059
9,985	Coeur d'Alene Mines Corp.* (Materials)	0.1%	227,758
5,499	Domtar Corp.* (Materials)	0.2%	310,254
3,862	Dril-Quip, Inc.* (Energy)	0.1%	208,587
194,031	E*Trade Financial Corp.* (Financials)	0.2%	318,211
8,724	EMCOR Group, Inc.* (Industrials)	0.1%	207,631
10,931	FirstMerit Corp. (Financials)	0.1%	229,004
15,942	GrafTech International Ltd.* (Industrials)	0.2%	234,507
9,391	Highwoods Properties, Inc. (REIT) (Financials)	0.2%	287,459
21,569	Human Genome Sciences, Inc.* (Health Care)	0.4%	600,050
11,549	Informatica Corp.* (Information Technology)	0.2%	259,275
6,662	J. Crew Group, Inc.* (Consumer Discretionary)	0.2%	285,067
11,110	Jack Henry & Associates, Inc. (Information Technology)	0.2%	253,863
37,140	MFA Financial, Inc. (REIT) (Financials)	0.2%	281,150
10,585	National Retail Properties, Inc. (REIT) (Financials)	0.1%	212,123
5,993	Nicor, Inc. (Utilities)	0.2%	234,686
4,461	Nordson Corp. (Industrials)	0.2%	239,154
8,184	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	234,144
5,519	Owens & Minor, Inc. (Health Care)	0.1%	214,082
21,920	Palm, Inc.* (Information Technology)	0.2%	239,147

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
15,364	Parametric Technology Corp.* (Information Technology)	0.1%	$231,382
9,741	Piedmont Natural Gas Co., Inc. (Utilities)	0.1%	230,862
6,775	Platinum Underwriters Holdings Ltd. (Financials)	0.2%	239,090
11,116	Polycom, Inc.* (Information Technology)	0.2%	239,661
4,387	ProAssurance Corp.* (Financials)	0.2%	233,608
6,109	Prosperity Bancshares, Inc. (Financials)	0.2%	243,321
4,742	Regal-Beloit Corp. (Industrials)	0.1%	225,055
5,079	Rock-Tenn Co., Class A (Materials)	0.1%	229,418
22,182	Skyworks Solutions, Inc.* (Information Technology)	0.2%	273,060
9,200	Solera Holdings, Inc. (Information Technology)	0.2%	321,632
7,753	STERIS Corp. (Health Care)	0.2%	250,499
3,992	Stifel Financial Corp.* (Financials)	0.1%	214,450
5,345	Tanger Factory Outlet Centers (REIT) (Financials)	0.1%	209,791
9,925	Tempur-Pedic International, Inc.* (Consumer Discretionary)	0.1%	213,884
7,993	Tetra Tech, Inc.* (Industrials)	0.1%	210,536
7,473	Thoratec Corp.* (Health Care)	0.1%	222,621
4,754	Tractor Supply Co.* (Consumer Discretionary)	0.1%	221,964
8,301	Tupperware Brands Corp. (Consumer Discretionary)	0.3%	386,412
6,066	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.2%	246,947
5,649	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.2%	233,530
6,639	WGL Holdings, Inc. (Utilities)	0.1%	208,996
9,554	WR Grace & Co.* (Materials)	0.1%	218,404
8,847,268	Other Common Stocks	63.5%	101,382,654
	Total Common Stocks (Cost $89,412,635)		113,854,009

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 25

  Ultra Russell2000  UWM

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	Repurchase Agreements (a) — 4.5%
$201,126	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $201,127 (b)		201,126
402,253	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $402,255 (c)		402,253
1,206,758	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,206,772 (d)		1,206,758
241,853	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $241,854 (e)		241,853
422,365	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $422,367 (f)		422,365
804,506	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $804,523 (g)		804,506
201,126	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $201,127 (h)		201,126
1,206,758	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,206,763 (i)		1,206,758
1,005,632	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,005,636 (j)		1,005,632
603,379	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $603,382 (k)		603,379

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$928,470	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $928,474 (l)	$928,470
	Total Repurchase Agreements (Cost $7,224,226)	7,224,226
	Total Investment Securities (Cost $96,636,861) — 75.9%	121,078,235
	Other assets in excess of liabilities — 24.1%	38,530,038
	Net Assets — 100.0%	$159,608,273

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $29,742,325.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $205,149. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $410,298. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,230,897. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $246,690. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due

See accompanying notes to the financial statements.

26 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UWM  Ultra Russell2000

12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $430,816. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $820,598. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $205,149. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,230,895. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,025,747. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $615,448. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $947,041. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,836,234)
Net unrealized depreciation	$(25,836,234)
Federal income tax cost of investments	$146,914,469

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	500	12/18/09	$28,950,000	$(168,172)

Cash collateral in the amount of $1,237,381 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 27

  Ultra Russell2000  UWM

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$7,013,620	$(274,360)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	7,532,261	(673,708)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	156,217,420	37,677,076
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	5,677,571	(223,015)
		$36,505,993

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	9.8%
Consumer Staples	2.5%
Energy	3.5%
Financials	14.7%
Health Care	10.1%
Industrials	11.2%
Information Technology	13.1%
Materials	3.4%
Telecommunication Services	0.7%
Utilities	2.4%
Other[1]	28.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$113,853,377	$632	$113,854,009
Rights/Warrants	—	—	—
Repurchase Agreements	—	7,224,226	7,224,226
Total Investment Securities	113,853,377	7,224,858	121,078,235
Other Financial Instruments*:
Futures Contracts	(168,172)	—	(168,172)
Swap Agreements	—	36,505,993	36,505,993
Total Other Financial Instruments	(168,172)	36,505,993	36,337,821
Total Investments	$113,685,205	$43,730,851	$157,416,056

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

28 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UPRO  UltraPro S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 39.8%
2,477	3M Co. (Industrials)	0.2%	$191,819
5,483	Abbott Laboratories (Health Care)	0.3%	298,769
1,179	Amazon.com, Inc.* (Consumer Discretionary)	0.2%	160,238
4,218	American Express Co. (Financials)	0.2%	176,439
3,602	Amgen, Inc.* (Health Care)	0.2%	202,973
3,177	Apple, Inc.* (Information Technology)	0.7%	635,114
20,925	AT&T, Inc. (Telecommunication Services)	0.7%	563,720
30,684	Bank of America Corp. (Financials)	0.6%	486,341
7,026	Bristol-Myers Squibb Co. (Health Care)	0.2%	177,828
7,113	Chevron Corp. (Energy)	0.6%	555,099
20,457	Cisco Systems, Inc.* (Information Technology)	0.6%	478,694
46,254	Citigroup, Inc. (Financials)	0.2%	190,104
8,219	Coca-Cola Co. (The) (Consumer Staples)	0.5%	470,127
1,768	Colgate-Palmolive Co. (Consumer Staples)	0.2%	148,848
10,178	Comcast Corp., Class A (Consumer Discretionary)	0.2%	149,311
5,259	ConocoPhillips (Energy)	0.3%	272,258
5,119	CVS Caremark Corp. (Consumer Staples)	0.2%	158,740
17,044	Exxon Mobil Corp. (Energy)	1.5%	1,279,493
37,690	General Electric Co. (Industrials)	0.7%	603,794
3,207	Gilead Sciences, Inc.* (Health Care)	0.2%	147,682
1,813	Goldman Sachs Group, Inc. (The) (Financials)	0.3%	307,594
853	Google, Inc., Class A* (Information Technology)	0.6%	497,299
8,409	Hewlett-Packard Co. (Information Technology)	0.5%	412,546
6,045	Home Depot, Inc. (Consumer Discretionary)	0.2%	165,391
19,854	Intel Corp. (Information Technology)	0.4%	381,197
4,649	International Business Machines Corp. (Information Technology)	0.7%	587,401
9,774	Johnson & Johnson (Health Care)	0.7%	614,198
13,947	JPMorgan Chase & Co. (Financials)	0.7%	592,608

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,871	McDonald's Corp. (Consumer Discretionary)	0.3%	$244,841
3,925	Medtronic, Inc. (Health Care)	0.2%	166,577
10,822	Merck & Co., Inc. (Health Care)	0.5%	391,865
27,495	Microsoft Corp. (Information Technology)	0.9%	808,628
1,936	Monsanto Co. (Materials)	0.2%	156,332
4,820	Morgan Stanley (Financials)	0.2%	152,216
2,876	Occidental Petroleum Corp. (Energy)	0.3%	232,352
13,852	Oracle Corp. (Information Technology)	0.3%	305,852
5,525	PepsiCo, Inc. (Consumer Staples)	0.4%	343,766
28,601	Pfizer, Inc. (Health Care)	0.6%	519,680
6,861	Philip Morris International, Inc. (Consumer Staples)	0.4%	329,945
10,352	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	645,447
5,896	QUALCOMM, Inc. (Information Technology)	0.3%	265,320
4,248	Schlumberger Ltd. (Energy)	0.3%	271,405
6,781	U.S. Bancorp (Financials)	0.2%	163,626
3,527	United Parcel Service, Inc., Class B (Industrials)	0.2%	202,697
3,338	United Technologies Corp. (Industrials)	0.3%	224,447
10,075	Verizon Communications, Inc. (Telecommunication Services)	0.4%	316,960
7,660	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	417,853
6,592	Walt Disney Co. (The) (Consumer Discretionary)	0.2%	199,210
16,569	Wells Fargo & Co. (Financials)	0.5%	464,595
572,312	Other Common Stocks	19.2%	16,509,991
	Total Common Stocks (Cost $34,032,949)		34,239,230
Principal Amount
	Repurchase Agreements (a) — 57.7%
$1,379,996	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,380,002 (b)		1,379,996
2,759,992	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,760,004 (c)		2,759,992

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 29

  UltraPro S&P500®  UPRO

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$8,279,977	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $8,280,074 (d)	$8,279,977
1,659,436	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,659,443 (e)	1,659,436
2,897,992	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,898,005 (f)	2,897,992
5,519,985	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $5,520,103 (g)	5,519,985
1,379,996	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,380,002 (h)	1,379,996
8,279,977	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,280,014 (i)	8,279,977
6,899,981	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,900,012 (j)	6,899,981
4,139,989	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,140,006 (k)	4,139,989
6,370,538	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,370,566 (l)	6,370,538
	Total Repurchase Agreements (Cost $49,567,859)	49,567,859
	Total Investment Securities (Cost $83,600,808) — 97.5%	83,807,089
	Other assets in excess of liabilities — 2.5%	2,183,082
	Net Assets — 100.0%	$85,990,171

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $35,079,187.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,407,596. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,815,192. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $8,445,606. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,692,626. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,955,974. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $5,630,396. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,407,598. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to

See accompanying notes to the financial statements.

30 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UPRO  UltraPro S&P500®

04/15/32, which had a total value of $8,445,586. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $7,037,997. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,222,802. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $6,497,958. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$703,881
Aggregate gross unrealized depreciation	(506,637)
Net unrealized appreciation	$197,244
Federal income tax cost of investments	$83,609,845

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	547	12/18/09	$29,941,413	$744,344

Cash collateral in the amount of $2,642,462 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$17,325,442	$1,659,813
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	41,463,494	(531,094)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	108,312,722	(1,552,634)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	26,685,081	(309,416)
		$(733,331)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 31

  UltraPro S&P500®  UPRO

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	3.8%
Consumer Staples	4.7%
Energy	4.8%
Financials	5.8%
Health Care	5.1%
Industrials	4.1%
Information Technology	7.5%
Materials	1.4%
Telecommunication Services	1.2%
Utilities	1.4%
Other[1]	60.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$34,239,230	$—	$34,239,230
Repurchase Agreements	—	49,567,859	49,567,859
Total Investment Securities	34,239,230	49,567,859	83,807,089
Other Financial Instruments*:
Futures Contracts	744,344	—	744,344
Swap Agreements	—	(733,331)	(733,331)
Total Other Financial Instruments	744,344	(733,331)	11,013
Total Investments	$34,983,574	$48,834,528	$83,818,102

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

32 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UVG  Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.2%
3,169	American Express Co. (Financials)	0.5%	$132,559
1,908	Anadarko Petroleum Corp. (Energy)	0.4%	113,583
1,281	Apache Corp. (Energy)	0.5%	122,054
22,552	AT&T, Inc. (Telecommunication Services)	2.4%	607,551
33,069	Bank of America Corp. (Financials)	2.1%	524,144
3,632	Bank of New York Mellon Corp. (The) (Financials)	0.4%	96,756
2,548	Boeing Co. (The) (Industrials)	0.5%	133,541
1,005	Burlington Northern Santa Fe Corp. (Industrials)	0.4%	98,792
7,663	Chevron Corp. (Energy)	2.4%	598,021
58,053	Citigroup, Inc. (Financials)	0.9%	238,598
1,894	Coca-Cola Co. (The) (Consumer Staples)	0.4%	108,337
10,164	Comcast Corp., Class A (Consumer Discretionary)	0.6%	149,106
5,663	ConocoPhillips (Energy)	1.2%	293,174
3,867	CVS Caremark Corp. (Consumer Staples)	0.5%	119,916
1,697	Devon Energy Corp. (Energy)	0.4%	114,293
4,253	Dow Chemical Co. (The) (Materials)	0.5%	118,148
6,894	EMC Corp.* (Information Technology)	0.5%	116,026
2,299	Exelon Corp. (Utilities)	0.4%	110,766
13,839	Exxon Mobil Corp. (Energy)	4.1%	1,038,894
1,191	FedEx Corp. (Industrials)	0.4%	100,580
11,944	Ford Motor Co.* (Consumer Discretionary)	0.4%	106,182
40,477	General Electric Co. (Industrials)	2.6%	648,442
1,805	Goldman Sachs Group, Inc. (The) (Financials)	1.2%	306,236
3,429	Halliburton Co. (Energy)	0.4%	100,675
2,065	Hewlett-Packard Co. (Information Technology)	0.4%	101,309
6,049	Home Depot, Inc. (Consumer Discretionary)	0.7%	165,501
8,176	Intel Corp. (Information Technology)	0.6%	156,979
2,380	Johnson & Johnson (Health Care)	0.6%	149,559
14,368	JPMorgan Chase & Co. (Financials)	2.4%	610,496

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,629	Kraft Foods, Inc., Class A (Consumer Staples)	0.6%	$149,619
2,705	Marathon Oil Corp. (Energy)	0.3%	88,237
7,150	Merck & Co., Inc. (Health Care)	1.0%	258,895
3,990	Morgan Stanley (Financials)	0.5%	126,004
8,702	News Corp., Class A (Consumer Discretionary)	0.4%	99,725
3,098	Occidental Petroleum Corp. (Energy)	1.0%	250,287
30,813	Pfizer, Inc. (Health Care)	2.2%	559,872
1,759	PNC Financial Services Group, Inc. (Financials)	0.4%	100,281
3,844	Procter & Gamble Co. (The) (Consumer Staples)	1.0%	239,673
2,497	Schlumberger Ltd. (Energy)	0.6%	159,533
2,990	Southern Co. (Utilities)	0.4%	95,949
4,573	Time Warner, Inc. (Consumer Discretionary)	0.6%	140,483
2,088	Travelers Cos., Inc. (The) (Financials)	0.4%	109,390
7,253	U.S. Bancorp (Financials)	0.7%	175,015
4,547	UnitedHealth Group, Inc. (Health Care)	0.5%	130,362
10,858	Verizon Communications, Inc. (Telecommunication Services)	1.4%	341,593
7,098	Walt Disney Co. (The) (Consumer Discretionary)	0.9%	214,502
1,721	WellPoint, Inc.* (Health Care)	0.4%	92,986
15,488	Wells Fargo & Co. (Financials)	1.7%	434,284
2,216	XTO Energy, Inc. (Energy)	0.4%	94,047
397,363	Other Common Stocks	37.0%	9,332,029
	Total Common Stocks (Cost $16,244,616)		20,472,984
Principal Amount
	Repurchase Agreements (a) — 6.4%
$44,903	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $44,903 (b)		44,903
89,805	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $89,805 (c)		89,805

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 33

  Ultra Russell1000 Value  UVG

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$269,415	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $269,418 (d)	$269,415
53,995	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $53,995 (e)	53,995
94,295	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $94,295 (f)	94,295
179,610	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $179,614 (g)	179,610
44,903	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $44,903 (h)	44,903
269,415	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $269,416 (i)	269,415
224,513	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $224,514 (j)	224,513
134,708	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $134,709 (k)	134,708
207,286	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $207,287 (l)	207,286
	Total Repurchase Agreements (Cost $1,612,848)	1,612,848
	Total Investment Securities (Cost $17,857,464) — 87.6%	22,085,832
	Other assets in excess of liabilities — 12.4%	3,115,146
	Net Assets — 100.0%	$25,200,978

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,722,190.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $45,801. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $91,601. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $274,804. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $55,075. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $96,182. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $183,203. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $45,801. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32,

See accompanying notes to the financial statements.

34 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UVG  Ultra Russell1000 Value

which had a total value of $274,804. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $229,004. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $137,403. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $211,432. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(818,569)
Net unrealized depreciation	$(818,569)
Federal income tax cost of investments	$22,904,401

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	$4,397,944	$1,462,195
Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	6,607,471	(111,513)
Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	9,263,882	2,408,264
Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	9,722,809	(138,088)
		$3,620,858

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	7.6%
Consumer Staples	4.4%
Energy	15.5%
Financials	20.1%
Health Care	7.4%
Industrials	8.8%
Information Technology	4.0%
Materials	3.3%
Telecommunication Services	4.5%
Utilities	5.6%
Other[1]	18.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 35

  Ultra Russell1000 Value  UVG

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$20,472,984	$—	$20,472,984
Repurchase Agreements	—	1,612,848	1,612,848
Total Investment Securities	20,472,984	1,612,848	22,085,832
Other Financial Instruments*:
Swap Agreements	—	3,620,858	3,620,858
Total Other Financial Instruments	—	3,620,858	3,620,858
Total Investments	$20,472,984	$5,233,706	$25,706,690

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

36 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UKF  Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 78.3%
2,760	3M Co. (Industrials)	0.8%	$213,734
6,148	Abbott Laboratories (Health Care)	1.2%	335,005
8,227	Altria Group, Inc. (Consumer Staples)	0.6%	154,750
1,308	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	177,770
4,030	Amgen, Inc.* (Health Care)	0.8%	227,090
3,551	Apple, Inc.* (Information Technology)	2.6%	709,880
2,409	Baxter International, Inc. (Health Care)	0.5%	131,411
4,368	Bristol-Myers Squibb Co. (Health Care)	0.4%	110,554
1,834	Celgene Corp.* (Health Care)	0.4%	101,695
22,950	Cisco Systems, Inc.* (Information Technology)	2.0%	537,030
7,241	Coca-Cola Co. (The) (Consumer Staples)	1.5%	414,185
1,990	Colgate-Palmolive Co. (Consumer Staples)	0.6%	167,538
5,280	Corning, Inc. (Information Technology)	0.3%	88,070
1,726	Costco Wholesale Corp. (Consumer Staples)	0.4%	103,405
6,815	Dell, Inc.* (Information Technology)	0.3%	96,228
2,991	Emerson Electric Co. (Industrials)	0.4%	123,857
1,089	Express Scripts, Inc.* (Health Care)	0.3%	93,436
5,010	Exxon Mobil Corp. (Energy)	1.4%	376,101
3,606	Gilead Sciences, Inc.* (Health Care)	0.6%	166,056
952	Google, Inc., Class A* (Information Technology)	2.0%	555,016
7,367	Hewlett-Packard Co. (Information Technology)	1.3%	361,425
2,961	Honeywell International, Inc. (Industrials)	0.4%	113,910
13,711	Intel Corp. (Information Technology)	1.0%	263,251
5,260	International Business Machines Corp. (Information Technology)	2.4%	664,601
8,485	Johnson & Johnson (Health Care)	1.9%	533,197
1,435	Kimberly-Clark Corp. (Consumer Staples)	0.3%	94,667
1,265	Lockheed Martin Corp. (Industrials)	0.4%	97,696
4,390	McDonald's Corp. (Consumer Discretionary)	1.0%	277,667

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,920	Medco Health Solutions, Inc.* (Health Care)	0.4%	$121,267
4,453	Medtronic, Inc. (Health Care)	0.7%	188,985
4,690	Merck & Co., Inc. (Health Care)	0.6%	169,815
30,667	Microsoft Corp. (Information Technology)	3.3%	901,916
2,170	Monsanto Co. (Materials)	0.6%	175,227
1,906	Newmont Mining Corp. (Materials)	0.4%	102,238
1,436	NIKE, Inc., Class B (Consumer Discretionary)	0.3%	93,182
15,208	Oracle Corp. (Information Technology)	1.2%	335,793
6,195	PepsiCo, Inc. (Consumer Staples)	1.4%	385,453
7,804	Philip Morris International, Inc. (Consumer Staples)	1.4%	375,294
1,220	Praxair, Inc. (Materials)	0.4%	100,077
7,599	Procter & Gamble Co. (The) (Consumer Staples)	1.7%	473,798
6,584	QUALCOMM, Inc. (Information Technology)	1.1%	296,280
2,163	Schlumberger Ltd. (Energy)	0.5%	138,194
2,994	Target Corp. (Consumer Discretionary)	0.5%	139,401
5,068	Texas Instruments, Inc. (Information Technology)	0.5%	128,170
2,753	United Parcel Service, Inc., Class B (Industrials)	0.6%	158,215
3,056	United Technologies Corp. (Industrials)	0.8%	205,485
1,788	Visa, Inc., Class A (Information Technology)	0.5%	144,828
3,948	Walgreen Co. (Consumer Staples)	0.6%	153,538
8,797	Wal-Mart Stores, Inc. (Consumer Staples)	1.7%	479,876
290,629	Other Common Stocks	32.7%	9,026,031
	Total Common Stocks (Cost $17,722,395)		21,582,288
Principal Amount
	Repurchase Agreements (a) — 7.5%
$58,013	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,013 (b)		58,013
116,025	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $116,026 (c)		116,025

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 37

  Ultra Russell1000 Growth  UKF

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$348,076	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $348,080 (d)	$348,076
69,760	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $69,760 (e)	69,760
121,827	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $121,828 (f)	121,827
232,051	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $232,056 (g)	232,051
58,013	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,013 (h)	58,013
348,076	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $348,078 (i)	348,076
290,063	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $290,064 (j)	290,063
174,038	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $174,039 (k)	174,038
267,806	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $267,807 (l)	267,806
	Total Repurchase Agreements (Cost $2,083,748)	2,083,748
	Total Investment Securities (Cost $19,806,143) — 85.8%	23,666,036
	Other assets in excess of liabilities — 14.2%	3,903,059
	Net Assets — 100.0%	$27,569,095

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,098,801.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $59,173. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $118,346. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $355,039. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $71,155. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $124,264. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $236,692. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $59,173. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39;

See accompanying notes to the financial statements.

38 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UKF  Ultra Russell1000 Growth

U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $355,038. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $295,865. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $177,519. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $273,162. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,558,574)
Net unrealized depreciation	$(3,558,574)
Federal income tax cost of investments	$27,224,610

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$5,782,956	$1,835,744
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	7,163,969	(111,140)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	13,179,506	3,313,453
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	7,511,395	(102,865)
		$4,935,192

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	8.2%
Consumer Staples	12.8%
Energy	3.4%
Financials	3.9%
Health Care	12.6%
Industrials	7.8%
Information Technology	25.3%
Materials	3.2%
Telecommunication Services	0.4%
Utilities	0.7%
Other[1]	21.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 39

  Ultra Russell1000 Growth  UKF

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$21,582,288	$—	$21,582,288
Repurchase Agreements	—	2,083,748	2,083,748
Total Investment Securities	21,582,288	2,083,748	23,666,036
Other Financial Instruments*:
Swap Agreements	—	4,935,192	4,935,192
Total Other Financial Instruments	—	4,935,192	4,935,192
Total Investments	$21,582,288	$7,018,940	$28,601,228

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

40 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UVU  Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 84.6%
3,121	Ameriprise Financial, Inc. (Financials)	0.5%	$118,973
7,232	Annaly Capital Management, Inc. (REIT) (Financials)	0.6%	133,141
3,678	AON Corp. (Financials)	0.6%	142,449
1,841	Boston Properties, Inc. (REIT) (Financials)	0.5%	123,310
1,781	Bunge Ltd. (Consumer Staples)	0.5%	110,244
8,071	CBS Corp., Class B (Consumer Discretionary)	0.4%	103,390
3,942	CenturyTel, Inc. (Telecommunication Services)	0.6%	140,296
3,389	CIGNA Corp. (Health Care)	0.5%	108,719
2,013	Computer Sciences Corp.* (Information Technology)	0.5%	111,339
5,942	ConAgra Foods, Inc. (Consumer Staples)	0.6%	131,853
3,646	Consolidated Edison, Inc. (Utilities)	0.7%	156,450
2,477	Crown Castle International Corp.* (Telecommunication Services)	0.4%	90,881
7,117	Discover Financial Services (Financials)	0.5%	110,029
3,373	Dr. Pepper Snapple Group, Inc.* (Consumer Staples)	0.4%	88,339
2,177	DTE Energy Co. (Utilities)	0.4%	87,319
2,200	Eaton Corp. (Industrials)	0.6%	140,580
4,329	Edison International (Utilities)	0.6%	147,402
3,638	Equity Residential (REIT) (Financials)	0.5%	117,180
10,567	Fifth Third Bancorp (Financials)	0.4%	106,515
4,007	Forest Laboratories, Inc.* (Health Care)	0.5%	122,855
3,115	Harley-Davidson, Inc. (Consumer Discretionary)	0.4%	90,771
4,324	Hartford Financial Services Group, Inc. (Financials)	0.4%	105,765
5,742	International Paper Co. (Materials)	0.6%	146,134
5,080	Invesco Ltd. (Financials)	0.5%	113,030
2,179	ITT Corp. (Industrials)	0.5%	112,698
2,955	J.C. Penney Co., Inc. (Consumer Discretionary)	0.3%	84,927
1,573	J.M. Smucker Co. (The) (Consumer Staples)	0.4%	92,933

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,549	L-3 Communications Holdings, Inc. (Industrials)	0.5%	$121,395
5,588	Macy's, Inc. (Consumer Discretionary)	0.4%	91,140
6,422	Marsh & McLennan Cos., Inc. (Financials)	0.6%	144,816
2,535	Murphy Oil Corp. (Energy)	0.6%	142,949
2,303	Noble Energy, Inc. (Energy)	0.6%	150,271
2,133	Parker Hannifin Corp. (Industrials)	0.5%	115,097
2,186	PPG Industries, Inc. (Materials)	0.5%	129,914
3,707	Progress Energy, Inc. (Utilities)	0.6%	144,907
8,125	Progressive Corp. (The)* (Financials)	0.6%	136,256
2,313	Questar Corp. (Utilities)	0.4%	91,757
15,346	Regions Financial Corp. (Financials)	0.4%	89,928
5,659	Safeway, Inc. (Consumer Staples)	0.5%	127,328
3,246	Sempra Energy (Utilities)	0.7%	172,492
8,569	Spectra Energy Corp. (Energy)	0.7%	166,324
9,939	Sun Microsystems, Inc.* (Information Technology)	0.3%	84,581
6,627	SunTrust Banks, Inc. (Financials)	0.7%	156,596
1,904	United States Steel Corp. (Materials)	0.3%	85,033
2,079	Ventas, Inc. (REIT) (Financials)	0.4%	89,251
2,036	Vornado Realty Trust (REIT) (Financials)	0.6%	133,277
2,808	Weyerhaeuser Co. (Materials)	0.5%	109,344
6,054	Xcel Energy, Inc. (Utilities)	0.5%	123,017
11,490	Xerox Corp. (Information Technology)	0.4%	88,473
748,551	Other Common Stocks	59.9%	14,135,132
	Total Common Stocks (Cost $15,639,467)		19,966,800
Principal Amount
	Repurchase Agreements (a) — 7.5%
$49,015	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,015 (b)		49,015
98,030	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $98,030 (c)		98,030

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 41

  Ultra Russell MidCap Value  UVU

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$294,091	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $294,094 (d)	$294,091
58,940	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,940 (e)	58,940
102,932	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $102,932 (f)	102,932
196,061	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $196,065 (g)	196,061
49,015	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,015 (h)	49,015
294,091	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $294,092 (i)	294,091
245,076	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $245,077 (j)	245,076
147,046	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $147,047 (k)	147,046
226,273	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $226,274 (l)	226,273
	Total Repurchase Agreements (Cost $1,760,570)	1,760,570
	Total Investment Securities (Cost $17,400,037) — 92.1%	21,727,370
	Other assets in excess of liabilities — 7.9%	1,873,770
	Net Assets — 100.0%	$23,601,140

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $7,076,833.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $49,995. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $99,991. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $299,974. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $60,119. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $104,991. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $199,983. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $49,995. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39;

See accompanying notes to the financial statements.

42 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UVU  Ultra Russell MidCap Value

U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $299,973. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $249,978. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $149,987. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $230,799. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,030,543
Aggregate gross unrealized depreciation	(259,135)
Net unrealized appreciation	$771,408
Federal income tax cost of investments	$20,955,962

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$3,155,528	$1,208,803
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	7,417,440	(227,750)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,606,880	1,697,458
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	11,025,711	(284,990)
		$2,393,521

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	10.4%
Consumer Staples	5.4%
Energy	7.8%
Financials	23.8%
Health Care	3.7%
Industrials	9.2%
Information Technology	5.7%
Materials	6.6%
Telecommunication Services	2.1%
Utilities	9.9%
Other[1]	15.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 43

  Ultra Russell MidCap Value  UVU

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$19,966,800	$—	$19,966,800
Repurchase Agreements	—	1,760,570	1,760,570
Total Investment Securities	19,966,800	1,760,570	21,727,370
Other Financial Instruments*:
Swap Agreements	—	2,393,521	2,393,521
Total Other Financial Instruments	—	2,393,521	2,393,521
Total Investments	$19,966,800	$4,154,091	$24,120,891

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

44 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UKW  Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.9%
6,940	AES Corp. (The)* (Utilities)	0.4%	$88,416
4,431	Agilent Technologies, Inc.* (Information Technology)	0.6%	128,145
2,213	Amphenol Corp., Class A (Information Technology)	0.4%	91,176
3,762	Analog Devices, Inc. (Information Technology)	0.5%	112,822
1,714	Apollo Group, Inc., Class A* (Consumer Discretionary)	0.5%	97,818
5,514	Avon Products, Inc. (Consumer Staples)	0.9%	188,855
3,369	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.6%	125,866
2,389	BMC Software, Inc.* (Information Technology)	0.4%	92,526
2,189	C.H. Robinson Worldwide, Inc. (Industrials)	0.6%	122,015
1,283	C.R. Bard, Inc. (Health Care)	0.5%	105,475
2,802	Cameron International Corp.* (Energy)	0.5%	105,916
2,337	Citrix Systems, Inc.* (Information Technology)	0.4%	89,227
1,594	Clorox Co. (Consumer Staples)	0.5%	96,070
4,102	Coach, Inc. (Consumer Discretionary)	0.7%	142,545
3,774	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.8%	165,792
2,333	CONSOL Energy, Inc. (Energy)	0.5%	107,131
891	Diamond Offshore Drilling, Inc. (Energy)	0.4%	88,690
3,379	Discovery Communications, Inc., Class C* (Consumer Discretionary)	0.4%	94,747
3,054	Ecolab, Inc. (Materials)	0.6%	137,155
2,743	Expeditors International of Washington, Inc. (Industrials)	0.4%	87,584
2,010	Fiserv, Inc.* (Information Technology)	0.4%	92,942
2,323	Fluor Corp. (Industrials)	0.5%	98,681
1,597	FMC Technologies, Inc.* (Energy)	0.4%	86,989
1,600	Goodrich Corp. (Industrials)	0.4%	94,944
4,388	H&R Block, Inc. (Consumer Discretionary)	0.4%	89,076
3,292	H. J. Heinz Co. (Consumer Staples)	0.7%	139,745
2,073	Hospira, Inc.* (Health Care)	0.5%	97,327

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
940	IntercontinentalExchange, Inc.* (Financials)	0.5%	$100,383
4,173	Intuit, Inc.* (Information Technology)	0.6%	121,893
489	Intuitive Surgical, Inc.* (Health Care)	0.6%	137,184
1,399	Laboratory Corp. of America Holdings* (Health Care)	0.5%	102,071
1,999	Life Technologies Corp.* (Health Care)	0.5%	99,510
1,918	Lorillard, Inc. (Consumer Staples)	0.7%	149,431
5,987	Marvell Technology Group Ltd.* (Information Technology)	0.4%	92,320
4,063	McGraw-Hill Cos., Inc. (The) (Consumer Discretionary)	0.6%	121,727
4,298	NetApp, Inc.* (Information Technology)	0.6%	132,464
7,055	NVIDIA Corp.* (Information Technology)	0.4%	92,138
4,157	Paychex, Inc. (Information Technology)	0.6%	130,322
4,857	PPL Corp. (Utilities)	0.7%	148,236
1,810	Precision Castparts Corp. (Industrials)	0.9%	187,661
538	priceline.com, Inc.* (Consumer Discretionary)	0.5%	115,197
4,013	Principal Financial Group, Inc. (Financials)	0.5%	101,890
1,737	Public Storage (REIT) (Financials)	0.7%	138,230
2,006	Quest Diagnostics, Inc. (Health Care)	0.6%	116,228
2,046	Rockwell Collins, Inc. (Industrials)	0.5%	109,379
1,399	Salesforce.com, Inc.* (Information Technology)	0.4%	87,689
3,300	T. Rowe Price Group, Inc. (Financials)	0.8%	161,469
5,338	TJX Cos., Inc. (Consumer Discretionary)	1.0%	204,872
2,594	Western Digital Corp.* (Information Technology)	0.5%	95,563
478,051	Other Common Stocks	58.9%	12,451,245
	Total Common Stocks (Cost $14,408,770)		18,164,777
Principal Amount
	Repurchase Agreements (a) — 7.0%
$40,921	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $40,921 (b)		40,921

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 45

  Ultra Russell MidCap Growth  UKW

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$81,843	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $81,843 (c)	$81,843
245,529	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $245,532 (d)	245,529
49,208	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,208 (e)	49,208
85,935	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $85,935 (f)	85,935
163,686	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $163,690 (g)	163,686
40,921	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $40,921 (h)	40,921
245,529	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $245,530 (i)	245,529
204,607	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $204,608 (j)	204,607
122,764	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $122,765 (k)	122,764
188,908	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $188,909 (l)	188,908
	Total Repurchase Agreements (Cost $1,469,851)	1,469,851
	Total Investment Securities (Cost $15,878,621) — 92.9%	19,634,628
	Other assets in excess of liabilities — 7.1%	1,499,109
	Net Assets — 100.0%	$21,133,737

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,546,980.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $41,739. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $83,480. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $250,440. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $50,192. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $87,654. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $166,960. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $41,739. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16;

See accompanying notes to the financial statements.

46 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UKW  Ultra Russell MidCap Growth

U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $250,440. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $208,700. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $125,220. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $192,686. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$708,246
Aggregate gross unrealized depreciation	(449,341)
Net unrealized appreciation	$258,905
Federal income tax cost of investments	$19,375,723

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$2,984,752	$1,008,469
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	7,644,850	(299,482)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	6,052,027	1,598,117
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	7,400,373	(265,155)
		$2,041,949

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	15.4%
Consumer Staples	6.4%
Energy	4.7%
Financials	7.6%
Health Care	11.7%
Industrials	12.5%
Information Technology	19.8%
Materials	4.3%
Telecommunication Services	0.9%
Utilities	2.6%
Other[1]	14.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 47

  Ultra Russell MidCap Growth  UKW

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$18,164,777	$—	$18,164,777
Repurchase Agreements	—	1,469,851	1,469,851
Total Investment Securities	18,164,777	1,469,851	19,634,628
Other Financial Instruments*:
Swap Agreements	—	2,041,949	2,041,949
Total Other Financial Instruments	—	2,041,949	2,041,949
Total Investments	$18,164,777	$3,511,800	$21,676,577

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

48 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UVT  Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 81.8%
1,662	American Campus Communities, Inc. (REIT) (Financials)	0.3%	$44,791
5,189	Apollo Investment Corp. (Financials)	0.3%	49,918
2,921	Assured Guaranty Ltd. (Financials)	0.4%	66,248
3,121	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	42,726
1,527	Brady Corp., Class A (Industrials)	0.3%	45,321
847	CACI International, Inc., Class A* (Information Technology)	0.2%	39,318
4,392	CBL & Associates Properties, Inc. (REIT) (Financials)	0.2%	40,670
1,924	Cleco Corp. (Utilities)	0.3%	49,100
2,400	Coeur d'Alene Mines Corp.* (Materials)	0.3%	54,744
1,440	Curtiss-Wright Corp. (Industrials)	0.2%	40,982
4,555	Developers Diversified Realty Corp. (REIT) (Financials)	0.3%	46,097
1,323	Domtar Corp.* (Materials)	0.4%	74,644
46,630	E*Trade Financial Corp.* (Financials)	0.5%	76,473
2,921	East West Bancorp, Inc. (Financials)	0.3%	42,617
2,626	FirstMerit Corp. (Financials)	0.3%	55,015
1,887	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.3%	41,684
7,536	Hecla Mining Co.* (Materials)	0.3%	49,813
2,257	Highwoods Properties, Inc. (REIT) (Financials)	0.4%	69,087
1,046	Home Properties, Inc. (REIT) (Financials)	0.3%	46,997
1,501	IDACORP, Inc. (Utilities)	0.3%	44,385
8,065	JetBlue Airways Corp.* (Industrials)	0.3%	44,438
2,718	Jones Apparel Group, Inc. (Consumer Discretionary)	0.3%	46,070
1,375	Kilroy Realty Corp. (REIT) (Financials)	0.2%	41,429
1,126	Magellan Health Services, Inc.* (Health Care)	0.2%	41,403
1,620	Medicis Pharmaceutical Corp., Class A (Health Care)	0.2%	38,216
8,928	MFA Financial, Inc. (REIT) (Financials)	0.4%	67,585
2,747	Montpelier Re Holdings Ltd. (Financials)	0.3%	45,985
1,443	Moog, Inc., Class A* (Industrials)	0.2%	38,110

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,945	MPS Group, Inc.* (Industrials)	0.2%	$40,199
2,546	National Retail Properties, Inc. (REIT) (Financials)	0.3%	51,022
1,127	New Jersey Resources Corp. (Utilities)	0.2%	39,704
3,399	NewAlliance Bancshares, Inc. (Financials)	0.2%	40,040
1,439	Nicor, Inc. (Utilities)	0.3%	56,351
1,345	Nordic American Tanker Shipping (Energy)	0.3%	43,000
2,137	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.2%	38,658
2,196	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	52,045
1,628	Platinum Underwriters Holdings Ltd. (Financials)	0.3%	57,452
2,392	Portland General Electric Co. (Utilities)	0.3%	46,907
1,055	ProAssurance Corp.* (Financials)	0.3%	56,179
1,467	Prosperity Bancshares, Inc. (Financials)	0.3%	58,431
1,140	Regal-Beloit Corp. (Industrials)	0.3%	54,104
1,551	Sensient Technologies Corp. (Materials)	0.2%	39,302
3,788	Solutia, Inc.* (Materials)	0.2%	40,797
1,027	UMB Financial Corp. (Financials)	0.2%	40,361
1,271	Unisys Corp.* (Information Technology)	0.2%	40,786
757	United Stationers, Inc.* (Industrials)	0.2%	38,562
1,647	Washington Real Estate Investment Trust (REIT) (Financials)	0.3%	42,987
1,346	WellCare Health Plans, Inc.* (Health Care)	0.3%	44,405
1,599	WGL Holdings, Inc. (Utilities)	0.3%	50,337
1,111,600	Other Common Stocks	68.1%	11,761,475
	Total Common Stocks (Cost $12,071,314)		14,116,970
Principal Amount
	Repurchase Agreements (a) — 8.2%
$39,704	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $39,704 (b)		39,704

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 49

  Ultra Russell2000 Value  UVT

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$79,407	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $79,407 (c)	$79,407
238,222	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $238,225 (d)	238,222
47,743	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $47,743 (e)	47,743
83,378	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $83,378 (f)	83,378
158,814	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $158,817 (g)	158,814
39,704	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $39,704 (h)	39,704
238,222	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $238,223 (i)	238,222
198,518	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $198,519 (j)	198,518
119,111	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $119,111 (k)	119,111
183,284	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $183,285 (l)	183,284
	Total Repurchase Agreements (Cost $1,426,107)	1,426,107
	Total Investment Securities (Cost $13,497,421) — 90.0%	15,543,077
	Other assets in excess of liabilities — 10.0%	1,720,621
	Net Assets — 100.0%	$17,263,698

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,431,293.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $40,498. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $80,995. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $242,987. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $48,698. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $85,046. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $161,991. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $40,498. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to

See accompanying notes to the financial statements.

50 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UVT  Ultra Russell2000 Value

03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $242,987. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $202,489. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $121,494. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $186,950. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,877,801)
Net unrealized depreciation	$(1,877,801)
Federal income tax cost of investments	$17,420,878

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$2,970,489	$1,019,165
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	5,820,705	(241,241)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	6,513,239	1,604,778
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	5,087,434	(179,535)
		$2,203,167

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.8%
Financials	28.0%
Health Care	4.0%
Industrials	13.7%
Information Technology	8.5%
Materials	5.6%
Telecommunication Services	0.4%
Utilities	5.1%
Other[1]	18.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 51

  Ultra Russell2000 Value  UVT

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$14,116,925	$45	$14,116,970
Repurchase Agreements	—	1,426,107	1,426,107
Total Investment Securities	14,116,925	1,426,152	15,543,077
Other Financial Instruments*:
Swap Agreements	—	2,203,167	2,203,167
Total Other Financial Instruments	—	2,203,167	2,203,167
Total Investments	$14,116,925	$3,629,319	$17,746,244

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

52 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UKK  Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.1%
15,332	3Com Corp.* (Information Technology)	0.5%	$112,997
3,567	American Medical Systems Holdings, Inc.* (Health Care)	0.3%	62,672
2,098	American Superconductor Corp.* (Industrials)	0.3%	69,654
2,557	AMERIGROUP Corp.* (Health Care)	0.3%	60,626
1,845	Arena Resources, Inc.* (Energy)	0.3%	75,442
1,617	athenahealth, Inc.* (Health Care)	0.3%	67,752
2,952	Atheros Communications, Inc.* (Information Technology)	0.3%	84,043
2,235	Auxilium Pharmaceuticals, Inc.* (Health Care)	0.3%	77,934
2,630	Bally Technologies, Inc.* (Consumer Discretionary)	0.5%	109,224
1,530	Blackboard, Inc.* (Information Technology)	0.3%	63,847
1,773	Catalyst Health Solutions, Inc.* (Health Care)	0.3%	60,300
1,922	Concur Technologies, Inc.* (Information Technology)	0.3%	71,229
853	Dionex Corp.* (Health Care)	0.2%	59,804
1,404	Dril-Quip, Inc.* (Energy)	0.3%	75,830
2,267	Fossil, Inc.* (Consumer Discretionary)	0.3%	69,937
1,238	Haemonetics Corp.* (Health Care)	0.3%	66,084
4,266	HealthSouth Corp.* (Health Care)	0.3%	74,826
7,864	Human Genome Sciences, Inc.* (Health Care)	0.9%	218,776
3,405	Immucor, Inc.* (Health Care)	0.3%	62,822
4,212	Informatica Corp.* (Information Technology)	0.4%	94,559
2,430	J. Crew Group, Inc.* (Consumer Discretionary)	0.4%	103,980
4,048	Jack Henry & Associates, Inc. (Information Technology)	0.4%	92,497
2,451	Masimo Corp.* (Health Care)	0.3%	64,608
1,247	MercadoLibre, Inc.* (Information Technology)	0.3%	61,552
3,924	Microsemi Corp.* (Information Technology)	0.2%	59,763
2,388	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.3%	63,951

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,980	Onyx Pharmaceuticals, Inc.* (Health Care)	0.4%	$85,258
1,609	Owens & Minor, Inc. (Health Care)	0.3%	62,413
7,063	Palm, Inc.* (Information Technology)	0.3%	77,057
5,598	Parametric Technology Corp.* (Information Technology)	0.3%	84,306
1,480	Polaris Industries, Inc. (Consumer Discretionary)	0.3%	64,572
1,140	Quality Systems, Inc. (Health Care)	0.3%	67,819
3,210	Rackspace Hosting, Inc.* (Information Technology)	0.2%	59,417
1,621	Rock-Tenn Co., Class A (Materials)	0.3%	73,221
8,090	Skyworks Solutions, Inc.* (Information Technology)	0.4%	99,588
3,359	Solera Holdings, Inc. (Information Technology)	0.5%	117,431
1,893	Starent Networks Corp.* (Information Technology)	0.3%	65,290
2,826	STERIS Corp. (Health Care)	0.4%	91,308
1,454	Stifel Financial Corp.* (Financials)	0.3%	78,109
3,619	Tempur-Pedic International, Inc.* (Consumer Discretionary)	0.3%	77,989
2,908	Tetra Tech, Inc.* (Industrials)	0.3%	76,597
2,728	Thoratec Corp.* (Health Care)	0.3%	81,267
1,733	Tractor Supply Co.* (Consumer Discretionary)	0.3%	80,914
3,025	Tupperware Brands Corp. (Consumer Discretionary)	0.6%	140,814
2,213	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.4%	90,091
1,688	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.3%	69,782
1,583	West Pharmaceutical Services, Inc. (Health Care)	0.3%	61,025
2,376	Wolverine World Wide, Inc. (Consumer Discretionary)	0.3%	60,754
1,423	World Fuel Services Corp. (Energy)	0.3%	75,675
1,401,987	Other Common Stocks	68.5%	16,187,451
	Total Common Stocks (Cost $17,411,453)		20,112,857

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 53

  Ultra Russell2000 Growth  UKK

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50 *	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	Repurchase Agreements (a) — 8.7%
$57,638	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $57,638 (b)		57,638
115,275	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $115,276 (c)		115,275
345,825	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $345,829 (d)		345,825
69,309	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $69,309 (e)		69,309
121,039	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $121,040 (f)		121,039
230,550	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $230,555 (g)		230,550
57,638	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $57,638 (h)		57,638
345,825	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $345,827 (i)		345,825
288,188	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $288,189 (j)		288,188
172,913	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $172,914 (k)		172,913
266,074	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $266,075 (l)		266,074
	Total Repurchase Agreements (Cost $2,070,274)		2,070,274
	Total Investment Securities (Cost $19,481,727) — 93.8%		22,183,131
	Other assets in excess of liabilities — 6.2%		1,461,107
	Net Assets — 100.0%		$23,644,238

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,257,378.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $58,791. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $117,581. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $352,743. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $70,695. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $123,461. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $235,161. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $58,791. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

54 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UKK  Ultra Russell2000 Growth

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $352,742. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $293,952. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $176,372. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $271,396. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$978,913
Aggregate gross unrealized depreciation	(1,560,134)
Net unrealized depreciation	$(581,221)
Federal income tax cost of investments	$22,764,352

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000 Growth® Index	$4,391,007	$1,419,447
Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000 Growth® Index	7,040,290	(395,955)
Equity Index Swap Agreement with Societe Generale, based on Russell 2000 Growth® Index	7,802,501	1,837,400
Equity Index Swap Agreement with UBS AG, based on Russell 2000 Growth® Index	7,917,121	(389,780)
		$2,471,112

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	13.8%
Consumer Staples	3.5%
Energy	3.5%
Financials	5.1%
Health Care	20.5%
Industrials	12.4%
Information Technology	22.7%
Materials	2.1%
Telecommunication Services	1.3%
Utilities	0.2%
Other[1]	14.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 55

  Ultra Russell2000 Growth  UKK

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$20,112,834	$23	$20,112,857
Rights/Warrants	—	—	—
Repurchase Agreements	—	2,070,274	2,070,274
Total Investment Securities	20,112,834	2,070,297	22,183,131
Other Financial Instruments*:
Swap Agreements	—	2,471,112	2,471,112
Total Other Financial Instruments	—	2,471,112	2,471,112
Total Investments	$20,112,834	$4,541,409	$24,654,243

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

56 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UYM  Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 55.8%
	Chemicals — 28.9%
14,412	A. Schulman, Inc.	$235,204
121,656	Air Products & Chemicals, Inc.	10,088,932
43,019	Airgas, Inc.	1,989,629
56,343	Albemarle Corp.	1,901,576
41,060	Ashland, Inc.	1,475,286
31,062	Cabot Corp.	712,252
33,316	Calgon Carbon Corp.*	466,091
88,393	Celanese Corp., Class A	2,630,576
34,736	CF Industries Holdings, Inc.	2,965,065
29,872	Cytec Industries, Inc.	1,015,050
704,845	Dow Chemical Co. (The)	19,580,594
522,079	E.I. du Pont de Nemours & Co.	18,053,492
42,101	Eastman Chemical Co.	2,531,112
145,749	Ecolab, Inc.	6,545,588
44,796	FMC Corp.	2,508,128
29,856	H.B. Fuller Co.	607,868
101,001	Huntsman Corp.	961,529
48,429	International Flavors & Fragrances, Inc.	1,972,029
26,253	Intrepid Potash, Inc.*	799,141
41,455	Lubrizol Corp.	3,006,317
11,554	Minerals Technologies, Inc.	610,513
91,723	Mosaic Co. (The)	4,994,317
6,726	NewMarket Corp.	704,347
42,493	Olin Corp.	712,608
18,939	OM Group, Inc.*	580,101
101,962	PPG Industries, Inc.	6,059,602
190,086	Praxair, Inc.	15,592,754
31,291	Rockwood Holdings, Inc.*	704,360
79,332	RPM International, Inc.	1,554,907
30,026	Sensient Technologies Corp.	760,859
64,482	Sigma-Aldrich Corp.	3,439,470
73,360	Solutia, Inc.*	790,087
61,453	Terra Industries, Inc.	2,370,857
57,289	Valspar Corp.	1,502,118
37,143	WR Grace & Co.*	849,089
		121,271,448
	Commercial Services & Supplies — 0.6%
69,493	Avery Dennison Corp.	2,610,157
	Industrial Conglomerates — 0.0%
14,962	Tredegar Corp.	215,602
	Metals & Mining — 19.4%
67,343	AK Steel Holding Corp.	1,346,860
599,584	Alcoa, Inc.	7,506,792
56,534	Allegheny Technologies, Inc.	1,923,852

Shares		Value
	Common Stocks (a) (continued)
27,178	Carpenter Technology Corp.	$629,986
80,732	Cliffs Natural Resources, Inc.	3,557,052
46,476	Coeur d'Alene Mines Corp.*	1,060,117
69,229	Commercial Metals Co.	1,100,741
19,964	Compass Minerals International, Inc.	1,299,457
253,775	Freeport-McMoRan Copper & Gold, Inc.*	21,012,570
145,754	Hecla Mining Co.*	963,434
9,556	Kaiser Aluminum Corp.	369,244
294,330	Newmont Mining Corp.	15,787,861
175,613	Nucor Corp.	7,447,747
39,484	Reliance Steel & Aluminum Co.	1,614,106
24,915	Royal Gold, Inc.	1,340,925
17,965	RTI International Metals, Inc.*	355,887
130,558	Southern Copper Corp.	4,548,641
132,619	Steel Dynamics, Inc.	2,243,913
52,735	Titanium Metals Corp.	515,221
88,335	United States Steel Corp.	3,945,041
32,591	Walter Energy, Inc.	2,235,743
39,642	Worthington Industries, Inc.	464,208
		81,269,398
	Oil, Gas & Consumable Fuels — 5.0%
96,509	Alpha Natural Resources, Inc.*	3,570,833
100,144	Arch Coal, Inc.	2,089,004
111,336	CONSOL Energy, Inc.	5,112,549
52,689	Massey Energy Co.	1,984,268
47,429	Patriot Coal Corp.*	581,005
164,346	Peabody Energy Corp.	7,306,823
69,249	USEC, Inc.*	253,452
		20,897,934
	Paper & Forest Products — 1.9%
25,843	Domtar Corp.*	1,458,062
245,043	International Paper Co.	6,236,344
30,378	Wausau Paper Corp.	308,337
		8,002,743
	Total Common Stocks (Cost $140,701,718)	234,267,282
Principal Amount
	Repurchase Agreements (a) — 9.5%
$1,106,518	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,106,523 (b)	1,106,518
2,213,035	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,213,045 (c)	2,213,035

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 57

  Ultra Basic Materials  UYM

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$6,639,105	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $6,639,182 (d)	$6,639,105
1,330,579	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,330,585 (e)	1,330,579
2,323,687	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,323,697 (f)	2,323,687
4,426,070	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $4,426,165 (g)	4,426,070
1,106,518	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,106,523 (h)	1,106,518
6,639,105	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,639,135 (i)	6,639,105
5,532,588	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,532,613 (j)	5,532,588
3,319,553	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,319,567 (k)	3,319,553
5,108,065	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,108,088 (l)	5,108,065
	Total Repurchase Agreements (Cost $39,744,823)	39,744,823
	Total Investment Securities (Cost $180,446,541) — 65.3%	274,012,105
	Other assets less liabilities — 34.7%	145,744,564
	Net Assets — 100.0%	$419,756,669

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $141,938,946.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,128,649. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,257,296. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $6,771,910. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,357,191. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,370,178. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $4,514,600. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,128,650. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $6,771,895. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

58 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UYM  Ultra Basic Materials

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $5,643,253. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $3,385,954. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $5,210,234. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,313,902
Aggregate gross unrealized depreciation	(461,963)
Net unrealized appreciation	$51,851,939
Federal income tax cost of investments	$222,160,166

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$127,069,199	$58,113,560
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	60,767,965	(2,557,022)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	247,997,020	94,376,841
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	170,834,692	(4,820,807)
		$145,112,572

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$234,267,282	$—	$234,267,282
Repurchase Agreements	—	39,744,823	39,744,823
Total Investment Securities	234,267,282	39,744,823	274,012,105
Other Financial Instruments*:
Swap Agreements	—	145,112,572	145,112,572
Total Other Financial Instruments	—	145,112,572	145,112,572
Total Investments	$234,267,282	$184,857,395	$419,124,677

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 59

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) — 85.6%
	Auto Components — 2.2%
2,580	BorgWarner, Inc.	$77,942
1,308	Cooper Tire & Rubber Co.	23,439
3,060	Gentex Corp.	50,857
5,337	Goodyear Tire & Rubber Co. (The)*	73,170
13,088	Johnson Controls, Inc.	354,031
1,517	TRW Automotive Holdings Corp.*	33,010
1,424	WABCO Holdings, Inc.	33,649
		646,098
	Automobiles — 2.7%
69,946	Ford Motor Co.*	621,820
5,174	Harley-Davidson, Inc.	150,771
843	Thor Industries, Inc.	23,983
		796,574
	Beverages — 19.3%
413	Brown-Forman Corp., Class A	22,095
2,092	Brown-Forman Corp., Class B	107,048
1,327	Central European Distribution Corp.*	36,997
47,311	Coca-Cola Co. (The)	2,706,189
7,075	Coca-Cola Enterprises, Inc.	139,024
4,383	Constellation Brands, Inc., Class A*	74,993
5,227	Dr. Pepper Snapple Group, Inc.*	136,895
1,598	Hansen Natural Corp.*	55,882
3,490	Molson Coors Brewing Co., Class B	157,783
3,187	Pepsi Bottling Group, Inc.	120,947
1,386	PepsiAmericas, Inc.	41,025
34,792	PepsiCo, Inc.	2,164,758
		5,763,636
	Biotechnology — 0.0%
738	Martek Biosciences Corp.*	12,841
	Chemicals — 3.4%
12,028	Monsanto Co.	971,261
983	Scotts Miracle-Gro Co. (The), Class A	39,251
		1,010,512
	Commercial Services & Supplies — 0.1%
1,241	Herman Miller, Inc.	18,851
826	HNI Corp.	20,873
		39,724
	Distributors — 0.6%
3,544	Genuine Parts Co.	126,981
3,106	LKQ Corp.*	54,138
		181,119

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 13.4%
13,053	Archer-Daniels-Midland Co.	$402,163
2,979	Bunge Ltd.	184,400
4,867	Campbell Soup Co.	170,199
984	Chiquita Brands International, Inc.*	16,718
9,937	ConAgra Foods, Inc.	220,502
1,644	Corn Products International, Inc.	46,098
1,828	Darling International, Inc.*	13,015
4,010	Dean Foods Co.*	63,759
4,430	Del Monte Foods Co.	46,471
1,905	Flowers Foods, Inc.	43,605
933	Fresh Del Monte Produce, Inc.*	20,274
6,887	General Mills, Inc.	468,316
860	Green Mountain Coffee Roasters, Inc.*	54,163
6,968	H. J. Heinz Co.	295,791
900	Hain Celestial Group, Inc. (The)*	15,606
3,452	Hershey Co. (The)	122,097
1,631	Hormel Foods Corp.	61,195
2,621	J.M. Smucker Co. (The)	154,849
5,296	Kellogg Co.	278,464
29,871	Kraft Foods, Inc., Class A	793,971
454	Lancaster Colony Corp.	21,665
2,413	McCormick & Co., Inc. (Non-Voting)	86,096
1,252	Ralcorp Holdings, Inc.*	72,516
14,622	Sara Lee Corp.	177,511
2,987	Smithfield Foods, Inc.*	46,239
513	Tootsie Roll Industries, Inc.	13,040
702	TreeHouse Foods, Inc.*	24,479
6,835	Tyson Foods, Inc., Class A	82,157
		3,995,359
	Household Durables — 3.6%
1,331	Black & Decker Corp.	80,778
6,167	D.R. Horton, Inc.	63,397
601	Ethan Allen Interiors, Inc.	6,978
2,638	Garmin Ltd.	78,823
1,541	Harman International Industries, Inc.	57,957
1,952	Jarden Corp.	53,582
1,696	KB Home	22,981
3,472	Leggett & Platt, Inc.	67,565
3,201	Lennar Corp., Class A	40,557
801	MDC Holdings, Inc.	23,782
1,227	Mohawk Industries, Inc.*	50,405
6,202	Newell Rubbermaid, Inc.	89,991
130	NVR, Inc.*	87,510
7,424	Pulte Homes, Inc.	67,855
957	Ryland Group, Inc.	17,523
1,569	Tempur-Pedic International, Inc.*	33,812

See accompanying notes to the financial statements.

60 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) (continued)
2,920	Toll Brothers, Inc.*	$56,911
1,391	Tupperware Brands Corp.	64,751
1,633	Whirlpool Corp.	121,103
		1,086,261
	Household Products — 20.0%
1,556	Church & Dwight Co., Inc.	91,866
3,075	Clorox Co.	185,330
11,102	Colgate-Palmolive Co.	934,678
1,542	Energizer Holdings, Inc.*	86,876
9,228	Kimberly-Clark Corp.	608,771
65,135	Procter & Gamble Co. (The)	4,061,167
343	WD-40 Co.	11,028
		5,979,716
	Leisure Equipment & Products — 1.1%
1,946	Brunswick Corp.	19,538
1,436	Callaway Golf Co.	10,296
5,655	Eastman Kodak Co.*	22,903
2,790	Hasbro, Inc.	82,723
8,030	Mattel, Inc.	156,264
722	Polaris Industries, Inc.	31,501
1,074	Pool Corp.	19,396
		342,621
	Machinery — 0.5%
1,099	Briggs & Stratton Corp.	20,727
1,277	Snap-On, Inc.	46,163
1,738	Stanley Works (The)	84,415
		151,305
	Media — 0.2%
1,153	Marvel Entertainment, Inc.*	60,014
	Personal Products — 2.3%
1,947	Alberto-Culver Co.	54,808
9,484	Avon Products, Inc.	324,827
422	Chattem, Inc.*	27,785
2,447	Estee Lauder Cos., Inc. (The), Class A	114,593
1,368	Herbalife Ltd.	57,374
709	Mead Johnson Nutrition Co., Class A	31,104
1,242	NBTY, Inc.*	49,854
1,139	Nu Skin Enterprises, Inc., Class A	30,502
		690,847
	Software — 1.0%
12,824	Activision Blizzard, Inc.*	146,065
7,151	Electronic Arts, Inc.*	120,781
1,785	Take-Two Interactive Software, Inc.*	20,081

Shares		Value
	Common Stocks (a) (continued)
2,408	TiVo, Inc.*	$23,839
		310,766
	Textiles, Apparel & Luxury Goods — 3.7%
1,259	Carter's, Inc.*	27,383
7,057	Coach, Inc.	245,231
293	Deckers Outdoor Corp.*	27,141
1,049	Fossil, Inc.*	32,362
2,085	Hanesbrands, Inc.*	50,061
1,586	Iconix Brand Group, Inc.*	17,858
1,897	Jones Apparel Group, Inc.	32,154
6,003	NIKE, Inc., Class B	389,535
1,141	Phillips-Van Heusen Corp.	45,640
992	Timberland Co. (The), Class A*	16,566
832	Under Armour, Inc., Class A*	21,299
1,936	VF Corp.	140,786
1,016	Warnaco Group, Inc. (The)*	41,361
1,087	Wolverine World Wide, Inc.	27,795
		1,115,172
	Tobacco — 11.5%
45,773	Altria Group, Inc.	860,990
3,669	Lorillard, Inc.	285,852
42,990	Philip Morris International, Inc.	2,067,389
3,756	Reynolds American, Inc.	187,650
552	Universal Corp.	23,686
		3,425,567
	Total Common Stocks (Cost $21,146,695)	25,608,132
Principal Amount
	Repurchase Agreements (a) — 7.4%
$61,832	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $61,832 (b)	61,832
123,663	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $123,664 (c)	123,663
370,989	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $370,993 (d)	370,989
74,352	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $74,352 (e)	74,352
129,846	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $129,847 (f)	129,846

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 61

  Ultra Consumer Goods  UGE

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$247,326	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $247,331 (g)	$247,326
61,832	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $61,832 (h)	61,832
370,989	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $370,991 (i)	370,989
309,158	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $309,159 (j)	309,158
185,495	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $185,496 (k)	185,495
285,435	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $285,436 (l)	285,435
	Total Repurchase Agreements (Cost $2,220,917)	2,220,917
	Total Investment Securities (Cost $23,367,612) — 93.0%	27,829,049
	Other assets less liabilities — 7.0%	2,100,492
	Net Assets — 100.0%	$29,929,541

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,708,463.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $63,069. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $126,136. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $378,410. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $75,839. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $132,444. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $252,273. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $63,069. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $378,409. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $315,342. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

62 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UGE  Ultra Consumer Goods

schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $189,205. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $291,144. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,213,103
Aggregate gross unrealized depreciation	(301,799)
Net unrealized appreciation	$1,911,304
Federal income tax cost of investments	$25,917,745

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$2,776,617	$825,543
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	15,098,146	(243,173)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	6,507,076	1,624,798
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	10,051,337	(116,450)
		$2,090,718

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$25,608,132	$—	$25,608,132
Repurchase Agreements	—	2,220,917	2,220,917
Total Investment Securities	25,608,132	2,220,917	27,829,049
Other Financial Instruments*:
Swap Agreements	—	2,090,718	2,090,718
Total Other Financial Instruments	—	2,090,718	2,090,718
Total Investments	$25,608,132	$4,311,635	$29,919,767

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 63

  Ultra Consumer Services  UCC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.3%
3,393	Amazon.com, Inc.* (Internet & Catalog Retail)	2.8%	$461,143
3,266	AmerisourceBergen Corp. (Health Care Providers & Services)	0.5%	80,638
1,396	Apollo Group, Inc., Class A* (Diversified Consumer Services)	0.5%	79,670
2,879	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.6%	107,559
3,727	Best Buy Co., Inc. (Specialty Retail)	1.0%	159,627
2,714	Cablevision Systems Corp., Class A (Media)	0.4%	67,904
3,918	Cardinal Health, Inc. (Health Care Providers & Services)	0.8%	126,277
4,638	Carnival Corp.* (Hotels, Restaurants & Leisure)	0.9%	148,555
6,420	CBS Corp., Class B (Media)	0.5%	82,240
22,627	Comcast Corp., Class A (Media)	2.0%	331,938
8,785	Comcast Corp., Special, Class A (Media)	0.7%	121,321
4,744	Costco Wholesale Corp. (Food & Staples Retailing)	1.7%	284,213
15,734	CVS Caremark Corp. (Food & Staples Retailing)	3.0%	487,911
8,479	Delta Air Lines, Inc.* (Airlines)	0.4%	69,443
10,458	DIRECTV, Class A* (Media)	2.0%	330,784
12,060	eBay, Inc.* (Internet Software & Services)	1.8%	295,108
5,574	Gap, Inc. (The) (Specialty Retail)	0.7%	119,395
3,720	H&R Block, Inc. (Diversified Consumer Services)	0.5%	75,516
18,665	Home Depot, Inc. (Specialty Retail)	3.1%	510,674
2,281	J.C. Penney Co., Inc. (Multiline Retail)	0.4%	65,556
3,156	Kohl's Corp.* (Multiline Retail)	1.0%	167,710
6,698	Kroger Co. (The) (Food & Staples Retailing)	0.9%	152,313
4,751	Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	0.4%	72,785

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
6,203	Liberty Media Corp. - Interactive, Class A* (Internet & Catalog Retail)	0.4%	$66,000
16,073	Lowe's Cos., Inc. (Specialty Retail)	2.1%	350,552
4,614	Macy's, Inc. (Multiline Retail)	0.5%	75,254
3,423	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.5%	88,030
11,993	McDonald's Corp. (Hotels, Restaurants & Leisure)	4.6%	758,557
3,455	McGraw-Hill Cos., Inc. (The) (Media)	0.6%	103,512
2,953	McKesson Corp. (Health Care Providers & Services)	1.1%	183,145
19,945	News Corp., Class A (Media)	1.4%	228,570
4,778	News Corp., Class B (Media)	0.4%	65,411
1,851	Nordstrom, Inc. (Multiline Retail)	0.4%	61,916
3,416	Omnicom Group, Inc. (Media)	0.8%	125,436
458	priceline.com, Inc.* (Internet & Catalog Retail)	0.6%	98,067
4,576	Safeway, Inc. (Food & Staples Retailing)	0.6%	102,960
8,149	Southwest Airlines Co. (Airlines)	0.4%	74,971
7,861	Staples, Inc. (Specialty Retail)	1.1%	183,319
8,025	Starbucks Corp.* (Hotels, Restaurants & Leisure)	1.1%	175,747
6,476	Sysco Corp. (Food & Staples Retailing)	1.1%	175,111
7,514	Target Corp. (Multiline Retail)	2.1%	349,852
3,873	Time Warner Cable, Inc. (Media)	1.0%	162,240
13,107	Time Warner, Inc. (Media)	2.4%	402,647
4,542	TJX Cos., Inc. (Specialty Retail)	1.0%	174,322
6,033	Viacom, Inc., Class B* (Media)	1.1%	178,818
10,893	Walgreen Co. (Food & Staples Retailing)	2.6%	423,629
24,045	Wal-Mart Stores, Inc. (Food & Staples Retailing)	7.9%	1,311,655

See accompanying notes to the financial statements.

64 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UCC  Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
19,063	Walt Disney Co. (The) (Media)	3.5%	$576,084
5,084	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1.1%	179,313
151,281	Other Common Stocks	19.3%	3,181,499
	Total Common Stocks (Cost $11,014,861)		14,254,897
Principal Amount
	Repurchase Agreements (a) — 6.9%
$31,853	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $31,853 (b)		31,853
63,706	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $63,706 (c)		63,706
191,118	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $191,120 (d)		191,118
38,303	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $38,303 (e)		38,303
66,891	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $66,891 (f)		66,891
127,412	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $127,415 (g)		127,412
31,853	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $31,853 (h)		31,853
191,118	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $191,119 (i)		191,118
159,265	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $159,266 (j)		159,265
95,559	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $95,559 (k)		95,559

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$147,044	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $147,045(l)	$147,044
	Total Repurchase Agreements (Cost $1,144,122)	1,144,122
	Total Investment Securities (Cost $12,158,983) — 93.2%	15,399,019
	Other assets in excess of liabilities — 6.8%	1,115,409
	Net Assets — 100.0%	$16,514,428

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $3,514,585.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $32,490. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $64,980. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $194,941. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $39,069. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%,

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 65

  Ultra Consumer Services  UCC

due 04/01/16 to 02/15/35, which had a total value of $68,229. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $129,961. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $32,490. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $194,941. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $162,451. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $97,470. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $149,985. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,154
Aggregate gross unrealized depreciation	(123,801)
Net unrealized appreciation	$264,353
Federal income tax cost of investments	$15,134,666

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,457,044	$467,967
Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	8,885,574	(201,357)
Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	3,999,130	1,033,822
Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	4,563,150	(101,533)
		$1,198,899

See accompanying notes to the financial statements.

66 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UCC  Ultra Consumer Services

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of November 30, 2009:

Airlines	1.4%
Commercial Services & Supplies	0.2%
Computers & Peripherals	0.0%
Diversified Consumer Services	2.3%
Electronic Equipment, Instruments & Components	0.2%
Food & Staples Retailing	18.7%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	12.5%
Internet & Catalog Retail	4.4%
Internet Software & Services	1.8%
IT Services	0.1%
Media	19.9%
Multiline Retail	5.5%
Professional Services	0.4%
Road & Rail	0.2%
Software	0.2%
Specialty Retail	15.5%
Textiles, Apparel & Luxury Goods	0.3%
Other[1]	13.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$14,254,897	$—	$14,254,897
Repurchase Agreements	—	1,144,122	1,144,122
Total Investment Securities	14,254,897	1,144,122	15,399,019
Other Financial Instruments*:
Swap Agreements	—	1,198,899	1,198,899
Total Other Financial Instruments	—	1,198,899	1,198,899
Total Investments	$14,254,897	$2,343,021	$16,597,918

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 67

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 73.9%
282,850	ACE Ltd.* (Insurance)	0.7%	$13,777,623
395,928	Aflac, Inc. (Insurance)	0.9%	18,224,566
455,381	Allstate Corp. (The) (Insurance)	0.6%	12,937,374
894,074	American Express Co. (Consumer Finance)	1.9%	37,399,116
216,618	Ameriprise Financial, Inc. (Capital Markets)	0.4%	8,257,478
462,485	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.4%	8,514,349
207,332	AON Corp. (Insurance)	0.4%	8,029,968
7,349,584	Bank of America Corp. (Diversified Financial Services)	5.8%	116,490,906
1,015,545	Bank of New York Mellon Corp. (The) (Capital Markets)	1.3%	27,054,119
578,979	BB&T Corp. (Commercial Banks)	0.7%	14,416,577
117,717	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	7,884,685
380,403	Capital One Financial Corp. (Consumer Finance)	0.7%	14,592,259
799,846	Charles Schwab Corp. (The) (Capital Markets)	0.7%	14,661,177
299,057	Chubb Corp. (Insurance)	0.7%	14,994,718
12,906,496	Citigroup, Inc. (Diversified Financial Services)	2.6%	53,045,699
56,882	CME Group, Inc. (Diversified Financial Services)	0.9%	18,670,379
462,010	Discover Financial Services (Consumer Finance)	0.4%	7,142,675
232,664	Equity Residential (Real Estate Investment Trusts)	0.4%	7,494,107
675,645	Fifth Third Bancorp (Commercial Banks)	0.3%	6,810,502
132,346	Franklin Resources, Inc. (Capital Markets)	0.7%	14,297,338
366,272	Goldman Sachs Group, Inc. (The) (Capital Markets)	3.1%	62,141,707
327,313	Hartford Financial Services Group, Inc. (Insurance)	0.4%	8,006,076
247,034	HCP, Inc. (Real Estate Investment Trusts)	0.4%	7,732,164
61,419	IntercontinentalExchange, Inc.* (Diversified Financial Services)	0.3%	6,558,935

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
353,424	Invesco Ltd. (Capital Markets)	0.4%	$7,863,684
3,340,616	JPMorgan Chase & Co. (Diversified Financial Services)	7.0%	141,942,774
301,010	Loews Corp. (Insurance)	0.5%	10,661,774
443,960	Marsh & McLennan Cos., Inc. (Insurance)	0.5%	10,011,298
81,687	Mastercard, Inc., Class A (IT Services)	1.0%	19,675,131
492,055	MetLife, Inc. (Insurance)	0.8%	16,823,360
1,052,902	Morgan Stanley (Capital Markets)	1.7%	33,250,645
205,171	Northern Trust Corp. (Capital Markets)	0.5%	10,155,964
391,878	PNC Financial Services Group, Inc. (Commercial Banks)	1.1%	22,340,965
255,140	Principal Financial Group, Inc. (Insurance)	0.3%	6,478,005
538,734	Progressive Corp. (The)* (Insurance)	0.5%	9,034,569
391,505	Prudential Financial, Inc. (Insurance)	1.0%	19,516,524
109,080	Public Storage (Real Estate Investment Trusts)	0.4%	8,680,586
1,009,451	Regions Financial Corp. (Commercial Banks)	0.3%	5,915,383
240,221	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.9%	17,454,458
419,959	State Street Corp. (Capital Markets)	0.9%	17,344,307
423,656	SunTrust Banks, Inc. (Commercial Banks)	0.5%	10,010,991
216,948	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	10,615,266
482,093	Travelers Cos., Inc. (The) (Insurance)	1.3%	25,256,852
1,624,307	U.S. Bancorp (Commercial Banks)	1.9%	39,194,528
132,971	Ventas, Inc. (Real Estate Investment Trusts)	0.3%	5,708,445
390,981	Visa, Inc., Class A (IT Services)	1.6%	31,669,461
152,380	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	9,974,795
3,767,723	Wells Fargo & Co. (Commercial Banks)	5.2%	105,646,953
595,649	Western Union Co. (The) (IT Services)	0.6%	10,989,724
21,423,548	Other Common Stocks	18.6%	376,505,811
	Total Common Stocks (Cost $961,847,765)		1,491,856,750

See accompanying notes to the financial statements.

68 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UYG  Ultra Financials

Principal Amount		Value
	Repurchase Agreements (a) — 2.9%
$1,649,724	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,649,731 (b)	$1,649,724
3,299,447	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,299,462 (c)	3,299,447
9,898,341	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $9,898,456 (d)	9,898,341
1,983,781	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,983,789 (e)	1,983,781
3,464,419	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,464,434 (f)	3,464,419
6,598,894	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $6,599,035 (g)	6,598,894
1,649,724	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,649,731 (h)	1,649,724
9,898,341	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,898,385 (i)	9,898,341
8,248,618	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,248,655 (j)	8,248,618
4,949,171	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,949,192 (k)	4,949,171
7,615,691	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,615,725 (l)	7,615,691
	Total Repurchase Agreements (Cost $59,256,151)	59,256,151
	Total Investment Securities (Cost $1,021,103,916) — 76.8%	1,551,112,901
	Other assets in excess of liabilities — 23.2%	467,978,473
	Net Assets — 100.0%	$2,019,091,374

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $639,359,577.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,682,719. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,365,436. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $10,096,343. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $2,023,458. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,533,734. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,730,885. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,682,721. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 69

  Ultra Financials   UYG

schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $10,096,320. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $8,413,610. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $5,048,170. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $7,768,016. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,070,128
Aggregate gross unrealized depreciation	(10,643,427)
Net unrealized appreciation	$66,426,701
Federal income tax cost of investments	$1,484,686,200

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$284,709,009	$(5,853,765)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	402,020,500	(11,160,450)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	287,794,091	3,581,210
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	1,357,959,340	486,636,629
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	221,077,719	(4,817,314)
		$468,386,310

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2009:

Capital Markets	12.1%
Commercial Banks	13.1%
Consumer Finance	3.2%
Diversified Financial Services	17.4%
Insurance	14.1%
IT Services	3.1%
Professional Services	0.2%
Real Estate Investment Trusts	9.3%
Real Estate Management & Development	0.5%
Thrifts & Mortgage Finance	0.9%
Other[1]	26.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

70 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UYG  Ultra Financials

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,491,856,750	$—	$1,491,856,750
Repurchase Agreements	—	59,256,151	59,256,151
Total Investment Securities	1,491,856,750	59,256,151	1,551,112,901
Other Financial Instruments*:
Swap Agreements	—	468,386,310	468,386,310
Total Other Financial Instruments	—	468,386,310	468,386,310
Total Investments	$1,491,856,750	$527,642,461	$2,019,499,211

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 71

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) — 64.1%
	Biotechnology — 9.1%
742	Acorda Therapeutics, Inc.*	$17,867
1,756	Alexion Pharmaceuticals, Inc.*	79,635
1,904	Alkermes, Inc.*	17,098
20,267	Amgen, Inc.*	1,142,045
2,824	Amylin Pharmaceuticals, Inc.*	40,270
5,761	Biogen Idec, Inc.*	270,421
1,997	BioMarin Pharmaceutical, Inc.*	32,970
1,612	Celera Corp.*	10,059
9,209	Celgene Corp.*	510,639
1,497	Cephalon, Inc.*	82,260
1,150	Cepheid, Inc.*	14,237
1,142	Cubist Pharmaceuticals, Inc.*	19,049
2,315	Dendreon Corp.*	63,292
5,418	Genzyme Corp.*	274,693
18,230	Gilead Sciences, Inc.*	839,492
3,170	Human Genome Sciences, Inc.*	88,189
1,845	Incyte Corp.*	15,369
745	InterMune, Inc.*	8,001
1,845	Isis Pharmaceuticals, Inc.*	19,760
1,897	Myriad Genetics, Inc.*	43,859
1,230	Onyx Pharmaceuticals, Inc.*	35,190
1,161	OSI Pharmaceuticals, Inc.*	38,673
2,398	PDL BioPharma, Inc.	15,587
1,250	Regeneron Pharmaceuticals, Inc.*	22,937
1,219	Savient Pharmaceuticals, Inc.*	16,371
1,079	Theravance, Inc.*	14,200
968	United Therapeutics Corp.*	44,131
3,636	Vertex Pharmaceuticals, Inc.*	141,150
		3,917,444
	Health Care Equipment & Supplies — 12.4%
1,513	Alcon, Inc.	223,742
1,464	American Medical Systems Holdings, Inc.*	25,722
12,125	Baxter International, Inc.	661,419
1,345	Beckman Coulter, Inc.	87,371
4,540	Becton, Dickinson and Co.	339,592
30,198	Boston Scientific Corp.*	252,757
1,970	C.R. Bard, Inc.	161,954
3,555	CareFusion Corp.*	91,826
925	Cooper Cos., Inc. (The)	30,978
10,074	Covidien plc	471,665
2,976	DENTSPLY International, Inc.	99,160
1,141	Edwards Lifesciences Corp.*	93,882
1,018	Gen-Probe, Inc.*	42,440
526	Haemonetics Corp.*	28,078
1,240	Hill-Rom Holdings, Inc.	27,503
5,092	Hologic, Inc.*	73,681
3,172	Hospira, Inc.*	148,925
1,172	IDEXX Laboratories, Inc.*	58,659

Shares		Value
	Common Stocks (a) (continued)
1,414	Immucor, Inc.*	$26,088
747	Intuitive Surgical, Inc.*	209,563
625	Invacare Corp.	15,563
1,558	Inverness Medical Innovations, Inc.*	65,514
1,260	Kinetic Concepts, Inc.*	42,475
1,034	Masimo Corp.*	27,256
22,229	Medtronic, Inc.	943,399
737	NuVasive, Inc.*	23,916
1,533	ResMed, Inc.*	77,064
6,881	St. Jude Medical, Inc.*	252,602
1,064	STERIS Corp.	34,378
6,103	Stryker Corp.	307,591
1,136	Thoratec Corp.*	33,841
2,494	Varian Medical Systems, Inc.*	116,570
651	West Pharmaceutical Services, Inc.	25,096
4,305	Zimmer Holdings, Inc.*	254,727
		5,374,997
	Health Care Providers & Services — 9.6%
8,748	Aetna, Inc.	254,654
543	Amedisys, Inc.*	20,113
1,068	AMERIGROUP Corp.*	25,322
1,094	Brookdale Senior Living, Inc.*	17,045
746	Catalyst Health Solutions, Inc.*	25,371
926	Centene Corp.*	17,427
5,460	CIGNA Corp.	175,157
1,860	Community Health Systems, Inc.*	56,749
2,953	Coventry Health Care, Inc.*	66,590
2,084	DaVita, Inc.*	123,456
5,105	Express Scripts, Inc.*	438,009
4,875	Health Management Associates, Inc., Class A*	29,884
2,059	Health Net, Inc.*	43,692
1,742	HealthSouth Corp.*	30,555
679	Healthways, Inc.*	11,658
1,790	Henry Schein, Inc.*	88,891
533	HMS Holdings Corp.*	23,564
3,394	Humana, Inc.*	140,885
2,168	Laboratory Corp. of America Holdings*	158,177
1,078	LifePoint Hospitals, Inc.*	31,294
1,342	Lincare Holdings, Inc.*	47,668
698	Magellan Health Services, Inc.*	25,666
9,473	Medco Health Solutions, Inc.*	598,315
894	Mednax, Inc.*	50,252
653	Odyssey HealthCare, Inc.*	9,488
838	Owens & Minor, Inc.	32,506
2,014	Patterson Cos., Inc.*	51,780
609	PharMerica Corp.*	9,165
1,209	PSS World Medical, Inc.*	23,394
1,071	Psychiatric Solutions, Inc.*	23,733
3,097	Quest Diagnostics, Inc.	179,440
9,607	Tenet Healthcare Corp.*	43,712

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) (continued)
23,286	UnitedHealth Group, Inc.	$667,610
927	Universal Health Services, Inc., Class B	51,810
840	WellCare Health Plans, Inc.*	27,712
9,519	WellPoint, Inc.*	514,312
		4,135,056
	Life Sciences Tools & Services — 2.6%
1,423	Affymetrix, Inc.*	6,745
369	Bio-Rad Laboratories, Inc., Class A*	35,679
1,322	Charles River Laboratories International, Inc.*	42,502
1,281	Covance, Inc.*	68,034
2,471	Illumina, Inc.*	71,461
3,527	Life Technologies Corp.*	175,574
1,117	Millipore Corp.*	76,068
1,159	Parexel International Corp.*	13,919
2,202	Pharmaceutical Product Development, Inc.	47,211
734	Techne Corp.	49,824
8,169	Thermo Fisher Scientific, Inc.*	385,822
600	Varian, Inc.*	30,714
1,928	Waters Corp.*	113,328
		1,116,881
	Pharmaceuticals — 30.4%
30,793	Abbott Laboratories	1,677,911
6,175	Allergan, Inc.	358,953
874	Auxilium Pharmaceuticals, Inc.*	30,476
39,412	Bristol-Myers Squibb Co.	997,518
19,653	Eli Lilly & Co.	721,855
2,067	Endo Pharmaceuticals Holdings, Inc.*	45,536
6,052	Forest Laboratories, Inc.*	185,554
55,394	Johnson & Johnson	3,480,959
4,933	King Pharmaceuticals, Inc.*	58,357
1,191	Medicis Pharmaceutical Corp., Class A	28,096
61,045	Merck & Co., Inc.	2,210,423
6,038	Mylan, Inc.*	107,899
1,843	Nektar Therapeutics*	16,052
672	Par Pharmaceutical Cos., Inc.*	15,940
1,681	Perrigo Co.	67,475
161,307	Pfizer, Inc.	2,930,948
1,408	Valeant Pharmaceuticals International*	46,027
1,962	Warner Chilcott plc, Class A*	48,226
2,130	Watson Pharmaceuticals, Inc.*	79,002
		13,107,207
	Total Common Stocks (Cost $22,441,946)	27,651,585

Principal Amount		Value
	Repurchase Agreements (a) — 19.2%
$230,914	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $230,915 (b)	$230,914
461,828	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $461,830 (c)	461,828
1,385,485	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,385,501 (d)	1,385,485
277,673	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $277,674 (e)	277,673
484,920	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $484,922 (f)	484,920
923,657	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $923,677 (g)	923,657
230,914	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $230,915 (h)	230,914
1,385,485	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,385,491 (i)	1,385,485
1,154,571	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,154,576 (j)	1,154,571
692,743	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $692,746 (k)	692,743
1,065,981	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,065,986 (l)	1,065,981
	Total Repurchase Agreements (Cost $8,294,171)	8,294,171
	Total Investment Securities (Cost $30,736,117) — 83.3%	35,945,756
	Other assets less liabilities — 16.7%	7,206,628
	Net Assets — 100.0%	$43,152,384

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 73

  Ultra Health Care  RXL

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $12,495,935.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $235,532. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $471,065. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,413,200. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $283,227. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $494,622. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $942,132. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $235,533. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,413,196. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,177,665. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $706,600. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,087,302. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(870,989)
Net unrealized depreciation	$(870,989)
Federal income tax cost of investments	$36,816,745

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  RXL  Ultra Health Care

Swap Agreements

Ultra Health Care had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$11,458,636	$2,582,896
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	15,174,803	(216,503)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	23,795,952	4,938,527
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	8,382,065	(68,086)
		$7,236,834

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$27,651,585	$—	$27,651,585
Repurchase Agreements	—	8,294,171	8,294,171
Total Investment Securities	27,651,585	8,294,171	35,945,756
Other Financial Instruments*:
Swap Agreements	—	7,236,834	7,236,834
Total Other Financial Instruments	—	7,236,834	7,236,834
Total Investments	$27,651,585	$15,531,005	$43,182,590

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 75

  Ultra Industrials  UXI

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 79.5%
15,218	3M Co. (Industrial Conglomerates)	2.8%	$1,178,482
13,629	Accenture plc, Class A (IT Services)	1.3%	559,334
8,195	Agilent Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.6%	236,999
4,062	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.4%	167,354
11,908	Automatic Data Processing, Inc. (IT Services)	1.2%	517,403
15,536	Boeing Co. (The) (Aerospace & Defense)	1.9%	814,242
6,568	Burlington Northern Santa Fe Corp. (Road & Rail)	1.5%	645,634
4,029	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.5%	224,576
14,752	Caterpillar, Inc. (Machinery)	2.0%	861,369
4,126	Cooper Industries plc, Class A (Electrical Equipment)	0.4%	176,139
9,294	CSX Corp. (Road & Rail)	1.0%	441,279
4,285	Cummins, Inc. (Machinery)	0.5%	192,396
5,854	Danaher Corp. (Machinery)	1.0%	415,166
9,993	Deere & Co. (Machinery)	1.3%	534,725
4,413	Dover Corp. (Machinery)	0.4%	180,403
3,931	Eaton Corp. (Machinery)	0.6%	251,191
17,926	Emerson Electric Co. (Electrical Equipment)	1.7%	742,316
5,061	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.4%	161,598
6,907	FedEx Corp. (Air Freight & Logistics)	1.4%	583,296
7,363	Fidelity National Information Services, Inc. (IT Services)	0.4%	166,404
3,694	Fiserv, Inc.* (IT Services)	0.4%	170,811
4,306	Fluor Corp. (Construction & Engineering)	0.4%	182,919
7,639	General Dynamics Corp. (Aerospace & Defense)	1.2%	503,410
250,703	General Electric Co. (Industrial Conglomerates)	9.4%	4,016,262
2,921	Goodrich Corp. (Aerospace & Defense)	0.4%	173,332
16,331	Honeywell International, Inc. (Aerospace & Defense)	1.5%	628,254
10,184	Illinois Tool Works, Inc. (Machinery)	1.2%	495,350
7,533	Ingersoll-Rand plc (Machinery)	0.6%	266,442
4,305	ITT Corp. (Aerospace & Defense)	0.5%	222,655

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,769	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.5%	$217,007
7,263	Lockheed Martin Corp. (Aerospace & Defense)	1.3%	560,921
8,701	Norfolk Southern Corp. (Road & Rail)	1.1%	447,231
7,036	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	385,573
8,179	PACCAR, Inc. (Machinery)	0.7%	303,277
3,825	Parker Hannifin Corp. (Machinery)	0.5%	206,397
7,694	Paychex, Inc. (IT Services)	0.6%	241,207
3,310	Precision Castparts Corp. (Aerospace & Defense)	0.8%	343,181
9,241	Raytheon Co. (Aerospace & Defense)	1.1%	476,189
7,352	Republic Services, Inc. (Commercial Services & Supplies)	0.5%	207,326
3,752	Rockwell Collins, Inc. (Aerospace & Defense)	0.5%	200,582
2,347	Sherwin-Williams Co. (The) (Specialty Retail)	0.3%	142,791
10,865	Tyco Electronics Ltd. (Electronic Equipment, Instruments & Components)	0.6%	252,177
11,274	Tyco International Ltd. (Industrial Conglomerates)	1.0%	404,398
11,946	Union Pacific Corp. (Road & Rail)	1.8%	755,704
16,599	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.2%	953,945
20,818	United Technologies Corp. (Aerospace & Defense)	3.3%	1,399,802
1,467	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.3%	143,326
11,760	Waste Management, Inc. (Commercial Services & Supplies)	0.9%	386,198
4,972	Weyerhaeuser Co. (Paper & Forest Products)	0.5%	193,610
370,334	Other Common Stocks	23.2%	9,870,748
	Total Common Stocks (Cost $25,554,554)		33,801,331
Principal Amount
	Repurchase Agreements (a) — 8.6%
$101,077	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $101,077 (b)		101,077

See accompanying notes to the financial statements.

76 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UXI  Ultra Industrials

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$202,154	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $202,155 (c)	$202,154
606,462	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $606,469 (d)	606,462
121,544	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $121,545 (e)	121,544
212,262	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $212,263 (f)	212,262
404,308	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $404,317 (g)	404,308
101,077	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $101,077 (h)	101,077
606,462	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $606,465 (i)	606,462
505,385	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $505,387 (j)	505,385
303,231	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $303,232 (k)	303,231
466,607	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $466,609 (l)	466,607
	Total Repurchase Agreements (Cost $3,630,569)	3,630,569
	Total Investment Securities (Cost $29,185,123) — 88.1%	37,431,900
	Other assets in excess of liabilities —11.9%	5,077,227
	Net Assets — 100.0%	$42,509,127

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $16,026,385.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $103,099. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $206,197. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $618,593. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $123,975. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $216,509. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $412,395. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $103,099. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16;

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 77

  Ultra Industrials  UXI

U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $618,592. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $515,494. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $309,297. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $475,940. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,362,007
Aggregate gross unrealized depreciation	(144,291)
Net unrealized appreciation	$4,217,716
Federal income tax cost of investments	$33,214,184

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$4,786,819	$1,844,785
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	7,946,484	(234,446)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	12,944,753	4,092,162
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	25,680,165	(598,575)
		$5,103,926

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2009:

Aerospace & Defense	14.8%
Air Freight & Logistics	4.7%
Building Products	0.6%
Chemicals	0.2%
Commercial Services & Supplies	3.1%
Communications Equipment	0.2%
Construction & Engineering	1.9%
Construction Materials	0.6%
Containers & Packaging	2.1%
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%
Electrical Equipment	3.9%
Electronic Equipment, Instruments & Components	3.6%
Health Care Equipment & Supplies	0.1%
Health Care Technology	0.2%
Household Durables	0.3%
Industrial Conglomerates	13.9%
Internet Software & Services	0.1%
IT Services	5.8%
Life Sciences Tools & Services	0.4%

See accompanying notes to the financial statements.

78 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UXI  Ultra Industrials

Machinery	12.6%
Marine	0.2%
Metals & Mining	0.1%
Multi-Utilities	0.2%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.7%
Professional Services	1.0%
Road & Rail	6.3%
Semiconductors & Semiconductor Equipment	0.1%
Software	0.1%
Specialty Retail	0.3%
Trading Companies & Distributors	1.0%
Other[1]	20.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$33,801,331	$—	$33,801,331
Repurchase Agreements	—	3,630,569	3,630,569
Total Investment Securities	33,801,331	3,630,569	37,431,900
Other Financial Instruments*:
Swap Agreements	—	5,103,926	5,103,926
Total Other Financial Instruments	—	5,103,926	5,103,926
Total Investments	$33,801,331	$8,734,495	$42,535,826

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 79

  Ultra Oil & Gas  DIG

Shares		Value
	Common Stocks (a) — 75.3%
	Electrical Equipment — 0.5%
11,318	Energy Conversion Devices, Inc.*	$112,275
11,700	First Solar, Inc.*	1,393,587
13,536	SunPower Corp., Class A*	279,789
10,421	SunPower Corp., Class B*	186,223
		1,971,874
	Energy Equipment & Services — 15.9%
13,791	Atwood Oceanics, Inc.*	519,645
76,336	Baker Hughes, Inc.	3,109,929
72,593	BJ Services Co.	1,363,296
6,816	Bristow Group, Inc.*	233,925
60,086	Cameron International Corp.*	2,271,251
15,574	Complete Production Services, Inc.*	161,814
5,684	Core Laboratories N.V.	603,925
16,218	Diamond Offshore Drilling, Inc.	1,614,340
20,310	Dresser-Rand Group, Inc.*	570,305
7,485	Dril-Quip, Inc.*	404,265
35,130	ENSCO International, Inc.	1,545,720
15,471	Exterran Holdings, Inc.*	324,117
30,611	FMC Technologies, Inc.*	1,667,381
25,525	Global Industries Ltd.*	149,832
221,302	Halliburton Co.	6,497,427
23,386	Helix Energy Solutions Group, Inc.*	275,019
23,952	Helmerich & Payne, Inc.	899,398
23,399	Hercules Offshore, Inc.*	119,569
30,576	Key Energy Services, Inc.*	232,989
70,478	Nabors Industries Ltd.*	1,455,371
103,547	National Oilwell Varco, Inc.	4,454,592
64,682	Noble Corp.	2,672,013
12,605	Oceaneering International, Inc.*	688,611
12,244	Oil States International, Inc.*	439,192
28,513	Parker Drilling Co.*	142,565
38,284	Patterson-UTI Energy, Inc.	589,191
38,782	Pride International, Inc.*	1,226,675
25,882	Rowan Cos., Inc.*	639,027
295,182	Schlumberger Ltd.	18,859,178
4,709	SEACOR Holdings, Inc.*	360,709
54,192	Smith International, Inc.	1,472,938
19,205	Superior Energy Services, Inc.*	405,994
18,623	Tetra Technologies, Inc.*	192,934
12,745	Tidewater, Inc.	572,888
79,026	Transocean Ltd.*	6,748,030
11,661	Unit Corp.*	438,570
172,786	Weatherford International Ltd.*	2,885,526
		66,808,151
	Gas Utilities — 0.2%
17,919	Energen Corp.	779,476

Shares		Value
	Common Stocks (a) (continued)
	Machinery — 0.0%
7,031	Chart Industries, Inc.*	$116,715
	Multi-Utilities — 0.2%
23,782	OGE Energy Corp.	822,857
	Oil, Gas & Consumable Fuels — 58.5%
121,480	Anadarko Petroleum Corp.	7,231,704
82,497	Apache Corp.	7,860,314
9,452	Arena Resources, Inc.*	386,492
13,969	Atlas Energy, Inc.	359,003
9,789	Berry Petroleum Co., Class A	267,533
8,262	Bill Barrett Corp.*	235,880
25,411	Cabot Oil & Gas Corp.	973,241
6,886	Carrizo Oil & Gas, Inc.*	144,950
155,243	Chesapeake Energy Corp.	3,713,413
496,348	Chevron Corp.	38,734,998
20,445	Cimarex Energy Co.	957,644
6,908	CNX Gas Corp.*	188,450
11,380	Comstock Resources, Inc.*	422,539
17,699	Concho Resources, Inc.*	723,535
322,388	ConocoPhillips	16,690,027
7,676	Continental Resources, Inc.*	289,001
61,604	Denbury Resources, Inc.*	817,485
103,802	Devon Energy Corp.	6,991,065
174,664	El Paso Corp.	1,669,788
13,179	Encore Acquisition Co.*	593,319
62,383	EOG Resources, Inc.	5,395,506
42,307	EXCO Resources, Inc.	715,834
1,189,984	Exxon Mobil Corp.	89,332,099
25,098	Forest Oil Corp.*	459,795
25,637	Frontier Oil Corp.	295,595
6,562	Goodrich Petroleum Corp.*	145,217
73,121	Hess Corp.	4,238,093
10,377	Holly Corp.	264,095
175,867	Marathon Oil Corp.	5,736,782
25,230	Mariner Energy, Inc.*	315,627
46,999	Murphy Oil Corp.	2,650,274
32,608	Newfield Exploration Co.*	1,378,666
42,934	Noble Energy, Inc.	2,801,444
200,551	Occidental Petroleum Corp.	16,202,515
11,233	Penn Virginia Corp.	203,542
74,499	Petrohawk Energy Corp.*	1,664,308
28,217	Pioneer Natural Resources Co.	1,166,773
33,914	Plains Exploration & Production Co.*	922,800
29,576	Quicksilver Resources, Inc.*	393,657
38,765	Range Resources Corp.	1,826,995
36,106	SandRidge Energy, Inc.*	338,674
25,846	Southern Union Co.	535,529
84,677	Southwestern Energy Co.*	3,722,401

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) (continued)
15,388	St. Mary Land & Exploration Co.	$498,263
29,101	Sunoco, Inc.	733,345
8,984	Swift Energy Co.*	192,887
34,253	Tesoro Corp.	437,753
37,611	Ultra Petroleum Corp.*	1,767,341
139,360	Valero Energy Corp.	2,214,430
9,136	W&T Offshore, Inc.	94,558
12,496	Whiting Petroleum Corp.*	777,876
142,686	Williams Cos., Inc. (The)	2,838,025
142,819	XTO Energy, Inc.	6,061,238
		245,572,318
	Total Common Stocks (Cost $250,045,763)	316,071,391
Principal Amount
	Repurchase Agreements (a) — 4.8%
$561,670	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $561,672 (b)	561,670
1,123,340	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,123,345 (c)	1,123,340
3,370,020	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $3,370,059 (d)	3,370,020
675,404	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $675,407 (e)	675,404
1,179,507	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,179,512 (f)	1,179,507
2,246,680	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $2,246,728 (g)	2,246,680
561,670	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $561,672 (h)	561,670
3,370,020	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,370,035 (i)	3,370,020
2,808,350	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,808,362 (j)	2,808,350

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,685,010	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,685,017 (k)	$1,685,010
2,592,862	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,592,874 (l)	2,592,862
	Total Repurchase Agreements (Cost $20,174,533)	20,174,533
	Total Investment Securities (Cost $270,220,296) — 80.1%	336,245,924
	Other assets less liabilities — 19.9%	83,709,536
	Net Assets — 100.0%	$419,955,460

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $113,565,065.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $572,903. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,145,807. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $3,437,432. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $688,913. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 81

  Ultra Oil & Gas  DIG

$1,203,106. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $2,291,618. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $572,904. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $3,437,424. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,864,524. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,718,715. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $2,644,723. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,401,190
Aggregate gross unrealized depreciation	(1,316,386)
Net unrealized appreciation	$17,084,804
Federal income tax cost of investments	$319,161,120

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$17,234,056	$(1,446,294)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	12,646,380	(927,415)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	20,546,950	(276,929)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	458,128,162	93,150,479
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	18,011,441	(513,114)
		$89,986,727

See accompanying notes to the financial statements.

82 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DIG  Ultra Oil & Gas

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$316,071,391	$—	$316,071,391
Repurchase Agreements	—	20,174,533	20,174,533
Total Investment Securities	316,071,391	20,174,533	336,245,924
Other Financial Instruments*:
Swap Agreements	—	89,986,727	89,986,727
Total Other Financial Instruments	—	89,986,727	89,986,727
Total Investments	$316,071,391	$110,161,260	$426,232,651

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 83

  Ultra Real Estate  URE

Shares		Value
	Common Stocks (a) — 78.3%
	Real Estate Investment Trusts — 74.4%
89,944	Alexandria Real Estate Equities, Inc.	$5,070,143
303,176	AMB Property Corp.	7,139,795
109,214	American Campus Communities, Inc.	2,943,317
1,128,465	Annaly Capital Management, Inc.	20,775,041
242,187	Apartment Investment & Management Co., Class A	3,271,946
164,605	AvalonBay Communities, Inc.	11,891,065
199,874	BioMed Realty Trust, Inc.	2,736,275
287,400	Boston Properties, Inc.	19,250,052
266,605	Brandywine Realty Trust	2,618,061
109,522	BRE Properties, Inc.	3,431,324
132,849	Camden Property Trust	5,147,899
285,824	CBL & Associates Properties, Inc.	2,646,730
1,302,991	Chimera Investment Corp.	5,251,054
125,462	Colonial Properties Trust	1,356,244
120,164	Corporate Office Properties Trust	4,108,407
423,589	DCT Industrial Trust, Inc.	2,012,048
263,820	Developers Diversified Realty Corp.	2,669,858
223,752	DiamondRock Hospitality Co.*	1,798,966
145,395	Digital Realty Trust, Inc.	7,074,921
251,851	Douglas Emmett, Inc.	3,455,396
464,219	Duke Realty Corp.	5,203,895
53,909	EastGroup Properties, Inc.	2,044,229
83,895	Entertainment Properties Trust	2,650,243
57,143	Equity Lifestyle Properties, Inc.	2,743,435
567,865	Equity Residential	18,290,932
56,905	Essex Property Trust, Inc.	4,538,174
126,270	Federal Realty Investment Trust	8,121,686
147,229	Franklin Street Properties Corp.	1,662,215
74,936	Hatteras Financial Corp.	2,293,042
602,944	HCP, Inc.	18,872,147
248,376	Health Care REIT, Inc.	11,065,151
121,979	Healthcare Realty Trust, Inc.	2,694,516
146,907	Highwoods Properties, Inc.	4,496,823
68,046	Home Properties, Inc.	3,057,307
253,273	Hospitality Properties Trust	4,916,029
1,236,908	Host Hotels & Resorts, Inc.	13,012,272
467,479	HRPT Properties Trust	2,870,321
89,255	Kilroy Realty Corp.	2,689,253
780,247	Kimco Realty Corp.	9,612,643
131,556	LaSalle Hotel Properties	2,450,888
198,716	Lexington Realty Trust	965,760
231,578	Liberty Property Trust	6,863,972
190,090	Macerich Co. (The)	5,657,078
162,270	Mack-Cali Realty Corp.	4,980,066
565,468	MFA Financial, Inc.	4,280,593
58,575	Mid-America Apartment Communities, Inc.	2,724,323
165,892	National Retail Properties, Inc.	3,324,476

Shares		Value
	Common Stocks (a) (continued)
221,390	Nationwide Health Properties, Inc.	$7,529,474
172,497	Omega Healthcare Investors, Inc.	3,120,471
337,691	Plum Creek Timber Co., Inc.	11,646,963
91,552	Post Properties, Inc.	1,687,303
81,915	Potlatch Corp.	2,411,578
917,843	ProLogis	12,005,387
266,469	Public Storage	21,205,603
162,441	Rayonier, Inc.	6,455,405
216,117	Realty Income Corp.	5,465,599
144,494	Redwood Trust, Inc.	2,076,379
165,721	Regency Centers Corp.	5,546,682
263,247	Senior Housing Properties Trust	5,467,640
584,659	Simon Property Group, Inc.	42,481,323
159,190	SL Green Realty Corp.	7,071,220
197,599	Sunstone Hotel Investors, Inc.*	1,600,552
82,732	Tanger Factory Outlet Centers	3,247,231
109,039	Taubman Centers, Inc.	3,746,580
309,330	UDR, Inc.	4,630,670
324,445	Ventas, Inc.	13,928,424
371,938	Vornado Realty Trust	24,347,062
120,770	Washington Real Estate Investment Trust	3,152,097
247,864	Weingarten Realty Investors	4,811,040
		460,364,694
	Real Estate Management & Development — 3.9%
537,226	Brookfield Properties Corp.	6,049,165
464,604	CB Richard Ellis Group, Inc., Class A*	5,310,424
246,878	Forest City Enterprises, Inc., Class A*	2,649,001
73,973	Forestar Group, Inc.*	1,372,199
84,868	Jones Lang LaSalle, Inc.	4,317,235
190,150	St. Joe Co. (The)*	4,734,735
		24,432,759
	Total Common Stocks (Cost $411,005,688)	484,797,453
Principal Amount
	Repurchase Agreements (a) — 9.3%
$1,600,361	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,600,368 (b)	1,600,361
3,200,723	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,200,737 (c)	3,200,723
9,602,168	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $9,602,280 (d)	9,602,168

See accompanying notes to the financial statements.

84 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  URE  Ultra Real Estate

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,924,423	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,924,431 (e)	$1,924,423
3,360,759	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,360,774 (f)	3,360,759
6,401,446	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $6,401,583 (g)	6,401,446
1,600,361	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,600,368 (h)	1,600,361
9,602,168	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,602,211 (i)	9,602,168
8,001,807	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,001,843 (j)	8,001,807
4,801,084	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,801,104 (k)	4,801,084
7,387,820	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,387,853 (l)	7,387,820
	Total Repurchase Agreements (Cost $57,483,120)	57,483,120
	Total Investment Securities (Cost $468,488,808) — 87.6%	542,280,573
	Other assets less liabilities — 12.4%	76,865,972
	Net Assets — 100.0%	$619,146,545

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $264,738,086.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,632,368. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,264,737. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $9,794,245. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,962,913. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,428,000. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,529,488. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,632,370. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $9,794,223. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 85

  Ultra Real Estate  URE

0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $8,161,862. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,897,121. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $7,535,587. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,461,811
Aggregate gross unrealized depreciation	(986,878)
Net unrealized appreciation	$62,474,933
Federal income tax cost of investments	$479,805,640

Swap Agreements

Ultra Real Estate had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$57,365,483	$24,415,833
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	424,303,302	(7,372,566)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	97,233,415	9,559,165
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	112,506,055	50,194,415
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	67,521,664	(1,175,645)
		$75,621,202

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$484,797,453	$—	$484,797,453
Repurchase Agreements	—	57,483,120	57,483,120
Total Investment Securities	484,797,453	57,483,120	542,280,573
Other Financial Instruments*:
Swap Agreements	—	75,621,202	75,621,202
Total Other Financial Instruments	—	75,621,202	75,621,202
Total Investments	$484,797,453	$133,104,322	$617,901,775

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

86 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  USD  Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 74.8%
	Communications Equipment — 0.3%
9,278	InterDigital, Inc.*	$220,724
	Computers & Peripherals — 1.2%
48,147	SanDisk Corp.*	949,459
7,383	STEC, Inc.*	91,475
		1,040,934
	Semiconductors & Semiconductor Equipment — 73.3%
130,156	Advanced Micro Devices, Inc.*	912,394
62,275	Altera Corp.	1,309,643
24,737	Amkor Technology, Inc.*	137,290
61,578	Analog Devices, Inc.	1,846,724
284,794	Applied Materials, Inc.	3,505,814
13,796	Applied Micro Circuits Corp.*	102,504
13,100	Atheros Communications, Inc.*	372,957
85,319	Atmel Corp.*	338,716
6,655	ATMI, Inc.*	103,485
92,524	Broadcom Corp., Class A*	2,701,701
4,975	Cabot Microelectronics Corp.*	152,185
19,649	Cree, Inc.*	939,812
6,281	Cymer, Inc.*	210,037
30,747	Cypress Semiconductor Corp.*	294,249
26,336	Fairchild Semiconductor International, Inc.*	213,322
10,478	Formfactor, Inc.*	177,602
34,967	Integrated Device Technology, Inc.*	197,913
1,180,652	Intel Corp.	22,668,518
15,475	International Rectifier Corp.*	289,692
25,948	Intersil Corp., Class A	335,248
35,844	KLA-Tencor Corp.	1,119,767
26,831	Lam Research Corp.*	911,986
43,770	Linear Technology Corp.	1,180,477
136,934	LSI Corp.*	724,381
103,562	Marvell Technology Group Ltd.*	1,596,926
64,699	Maxim Integrated Products, Inc.	1,138,702
47,436	MEMC Electronic Materials, Inc.*	571,129
38,617	Microchip Technology, Inc.	1,013,696
179,764	Micron Technology, Inc.*	1,351,825
17,206	Microsemi Corp.*	262,047
50,176	National Semiconductor Corp.	732,570
20,727	Novellus Systems, Inc.*	428,842
115,605	NVIDIA Corp.*	1,509,801
10,627	Omnivision Technologies, Inc.*	148,353
89,229	ON Semiconductor Corp.*	692,417
47,275	PMC-Sierra, Inc.*	374,891
22,297	Rambus, Inc.*	397,333
51,264	RF Micro Devices, Inc.*	221,460
12,831	Semtech Corp.*	205,553
9,495	Silicon Laboratories, Inc.*	400,974

Shares		Value
	Common Stocks (a) (continued)
35,418	Skyworks Solutions, Inc.*	$435,996
36,663	Teradyne, Inc.*	324,834
10,515	Tessera Technologies, Inc.*	248,890
270,311	Texas Instruments, Inc.	6,836,165
31,967	TriQuint Semiconductor, Inc.*	173,901
15,409	Varian Semiconductor Equipment Associates, Inc.*	448,864
58,684	Xilinx, Inc.	1,328,606
10,864	Zoran Corp.*	99,297
		61,689,489
	Total Common Stocks (Cost $43,375,375)	62,951,147
Principal Amount
	Repurchase Agreements (a) — 6.9%
$162,140	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $162,141 (b)	162,140
324,280	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $324,281 (c)	324,280
972,841	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $972,852 (d)	972,841
194,972	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $194,973 (e)	194,972
340,494	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $340,496 (f)	340,494
648,561	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $648,575 (g)	648,561
162,140	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $162,141 (h)	162,140
972,841	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $972,845 (i)	972,841
810,701	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $810,705 (j)	810,701
486,421	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $486,423 (k)	486,421

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 87

  Ultra Semiconductors  USD

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$748,496	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $748,499 (l)	$748,496
	Total Repurchase Agreements (Cost $5,823,887)	5,823,887
	Total Investment Securities (Cost $49,199,262) — 81.7%	68,775,034
	Other assets less liabilities — 18.3%	15,415,493
	Net Assets — 100.0%	$84,190,527

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $26,252,536.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $165,383. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $330,766. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $992,301. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $198,872. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $347,306. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $661,534. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $165,383. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $992,299. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $826,917. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $496,151. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $763,467. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,935
Aggregate gross unrealized depreciation	(534,470)
Net unrealized depreciation	$(47,535)
Federal income tax cost of investments	$68,822,569

See accompanying notes to the financial statements.

88 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  USD  Ultra Semiconductors

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$20,985,446	$6,252,801
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	13,490,644	(936,638)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	46,185,567	11,534,716
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	24,822,344	(1,163,850)
		$15,687,029

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$62,951,147	$—	$62,951,147
Repurchase Agreements	—	5,823,887	5,823,887
Total Investment Securities	62,951,147	5,823,887	68,775,034
Other Financial Instruments*:
Swap Agreements	—	15,687,029	15,687,029
Total Other Financial Instruments	—	15,687,029	15,687,029
Total Investments	$62,951,147	$21,510,916	$84,462,063

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 89

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) — 76.3%
	Commercial Services & Supplies — 0.2%
12,058	Pitney Bowes, Inc.	$277,816
	Communications Equipment — 11.1%
22,458	3Com Corp.*	165,516
5,603	ADC Telecommunications, Inc.*	34,346
3,619	ADTRAN, Inc.	76,470
7,197	Arris Group, Inc.*	71,898
2,592	Avocent Corp.*	64,748
23,132	Brocade Communications Systems, Inc.*	164,006
5,295	Ciena Corp.*	64,334
334,927	Cisco Systems, Inc.*	7,837,292
1,642	Comtech Telecommunications Corp.*	47,191
2,200	EchoStar Corp., Class A*	42,746
4,774	Emulex Corp.*	46,499
4,563	F5 Networks, Inc.*	214,598
5,522	Harmonic, Inc.*	27,941
7,686	Harris Corp.	337,415
2,537	InterDigital, Inc.*	60,355
12,447	JDS Uniphase Corp.*	91,983
30,651	Juniper Networks, Inc.*	800,911
124,749	Motorola, Inc.	999,240
7,232	Palm, Inc.*	78,901
2,841	Plantronics, Inc.	65,769
4,831	Polycom, Inc.*	104,156
95,289	QUALCOMM, Inc.	4,288,005
3,234	Riverbed Technology, Inc.*	65,844
11,858	Sonus Networks, Inc.*	25,851
11,113	Sycamore Networks, Inc.*	31,450
3,845	Tekelec*	54,676
21,141	Tellabs, Inc.*	118,601
		15,980,742
	Computers & Peripherals — 23.1%
51,623	Apple, Inc.*	10,319,954
100,205	Dell, Inc.*	1,414,895
3,815	Diebold, Inc.	95,909
2,858	Electronics for Imaging, Inc.*	34,325
116,890	EMC Corp.*	1,967,259
137,686	Hewlett-Packard Co.	6,754,875
2,797	Intermec, Inc.*	34,375
76,734	International Business Machines Corp.	9,695,341
4,555	Lexmark International, Inc., Class A*	114,649
9,163	NCR Corp.*	86,224
19,525	NetApp, Inc.*	601,760
6,904	QLogic Corp.*	123,858
13,172	SanDisk Corp.*	259,752

Shares		Value
	Common Stocks (a) (continued)
28,142	Seagate Technology	$425,788
2,020	STEC, Inc.*	25,028
43,330	Sun Microsystems, Inc.*	368,738
1,972	Synaptics, Inc.*	53,126
9,997	Teradata Corp.*	292,912
12,820	Western Digital Corp.*	472,289
		33,141,057
	Construction & Engineering — 0.0%
2,284	Dycom Industries, Inc.*	17,792
	Electronic Equipment, Instruments & Components — 1.3%
3,852	Brightpoint, Inc.*	27,657
90,835	Corning, Inc.	1,515,128
9,401	Ingram Micro, Inc., Class A*	159,723
2,646	Insight Enterprises, Inc.*	26,857
2,930	Tech Data Corp.*	123,382
		1,852,747
	Health Care Technology — 0.3%
3,367	Allscripts-Misys Healthcare Solutions, Inc.*	64,646
1,836	athenahealth, Inc.*	76,929
3,704	Cerner Corp.*	278,874
1,042	Quality Systems, Inc.	61,989
		482,438
	Internet Software & Services — 7.2%
10,030	Akamai Technologies, Inc.*	240,720
2,218	Digital River, Inc.*	55,960
6,160	Earthlink, Inc.	50,697
2,201	Equinix, Inc.*	211,714
13,994	Google, Inc., Class A*	8,158,502
5,279	IAC/InterActiveCorp.*	102,676
2,586	j2 Global Communications, Inc.*	51,410
4,439	Rackspace Hosting, Inc.*	82,166
2,311	SAVVIS, Inc.*	28,934
4,853	United Online, Inc.	33,000
11,289	VeriSign, Inc.*	253,325
76,008	Yahoo!, Inc.*	1,137,840
		10,406,944
	IT Services — 1.5%
10,975	Amdocs Ltd.*	290,069
1,735	CACI International, Inc., Class A*	80,539
16,954	Cognizant Technology Solutions Corp., Class A*	744,789
8,787	Computer Sciences Corp.*	486,009
2,031	CSG Systems International, Inc.*	39,320
2,294	DST Systems, Inc.*	97,449
3,706	Gartner, Inc.*	70,118

See accompanying notes to the financial statements.

90 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) (continued)
11,842	SAIC, Inc.*	$211,024
2,522	SRA International, Inc., Class A*	45,522
1,953	Unisys Corp.*	62,672
4,338	VeriFone Holdings, Inc.*	57,522
		2,185,033
	Office Electronics — 0.3%
50,650	Xerox Corp.	390,005
	Semiconductors & Semiconductor Equipment — 11.8%
35,608	Advanced Micro Devices, Inc.*	249,612
17,043	Altera Corp.	358,414
6,771	Amkor Technology, Inc.*	37,579
16,843	Analog Devices, Inc.	505,122
77,916	Applied Materials, Inc.	959,146
3,772	Applied Micro Circuits Corp.*	28,026
3,585	Atheros Communications, Inc.*	102,065
23,343	Atmel Corp.*	92,672
1,824	ATMI, Inc.*	28,363
25,311	Broadcom Corp., Class A*	739,081
1,360	Cabot Microelectronics Corp.*	41,602
5,371	Cree, Inc.*	256,895
1,724	Cymer, Inc.*	57,651
8,406	Cypress Semiconductor Corp.*	80,445
7,209	Fairchild Semiconductor International, Inc.*	58,393
2,867	Formfactor, Inc.*	48,596
9,561	Integrated Device Technology, Inc.*	54,115
322,981	Intel Corp.	6,201,235
4,235	International Rectifier Corp.*	79,279
7,101	Intersil Corp., Class A	91,745
9,804	KLA-Tencor Corp.	306,277
7,333	Lam Research Corp.*	249,249
11,976	Linear Technology Corp.	322,993
37,461	LSI Corp.*	198,169
28,323	Marvell Technology Group Ltd.*	436,741
17,695	Maxim Integrated Products, Inc.	311,432
12,976	MEMC Electronic Materials, Inc.*	156,231
10,565	Microchip Technology, Inc.	277,331
49,178	Micron Technology, Inc.*	369,819
4,705	Microsemi Corp.*	71,657
13,726	National Semiconductor Corp.	200,400
5,668	Novellus Systems, Inc.*	117,271
31,622	NVIDIA Corp.*	412,983
2,901	Omnivision Technologies, Inc.*	40,498
24,414	ON Semiconductor Corp.*	189,453
12,930	PMC-Sierra, Inc.*	102,535
6,097	Rambus, Inc.*	108,648
14,026	RF Micro Devices, Inc.*	60,592
3,510	Semtech Corp.*	56,230
2,596	Silicon Laboratories, Inc.*	109,629

Shares		Value
	Common Stocks (a) (continued)
9,689	Skyworks Solutions, Inc.*	$119,272
10,029	Teradyne, Inc.*	88,857
2,884	Tessera Technologies, Inc.*	68,264
73,947	Texas Instruments, Inc.	1,870,120
8,743	TriQuint Semiconductor, Inc.*	47,562
4,219	Varian Semiconductor Equipment Associates, Inc.*	122,899
16,053	Xilinx, Inc.	363,440
2,975	Zoran Corp.*	27,191
		16,875,779
	Software — 18.3%
2,039	ACI Worldwide, Inc.*	33,603
30,433	Adobe Systems, Inc.*	1,067,590
820	Advent Software, Inc.*	31,094
5,094	ANSYS, Inc.*	198,360
5,075	Ariba, Inc.*	55,013
13,135	Autodesk, Inc.*	308,016
1,696	Blackboard, Inc.*	70,774
10,719	BMC Software, Inc.*	415,147
24,321	CA, Inc.	537,494
15,304	Cadence Design Systems, Inc.*	91,824
9,762	Check Point Software Technologies*	308,382
10,547	Citrix Systems, Inc.*	402,684
13,790	Compuware Corp.*	95,703
2,446	Concur Technologies, Inc.*	90,649
2,811	Fair Isaac Corp.	51,301
5,057	Informatica Corp.*	113,530
17,098	Intuit, Inc.*	499,433
1,822	JDA Software Group, Inc.*	42,780
9,015	McAfee, Inc.*	343,922
5,578	Mentor Graphics Corp.*	41,110
4,688	MICROS Systems, Inc.*	131,545
459,432	Microsoft Corp.	13,511,895
20,049	Novell, Inc.*	78,392
12,676	Nuance Communications, Inc.*	192,548
222,183	Oracle Corp.	4,905,801
6,734	Parametric Technology Corp.*	101,414
2,312	Progress Software Corp.*	55,696
3,554	Quest Software, Inc.*	59,814
10,922	Red Hat, Inc.*	291,617
4,784	Rovi Corp.*	142,611
5,988	Salesforce.com, Inc.*	375,328
4,024	Solera Holdings, Inc.	140,679
4,826	Sybase, Inc.*	194,198
47,673	Symantec Corp.*	846,196
8,327	Synopsys, Inc.*	187,108
10,132	TIBCO Software, Inc.*	87,135
3,210	VMware, Inc., Class A*	134,756
2,372	Websense, Inc.*	37,311
		26,272,453

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 91

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) (continued)
	Wireless Telecommunication Services — 1.2%
22,997	American Tower Corp., Class A*	$941,037
14,344	Crown Castle International Corp.*	526,281
6,774	SBA Communications Corp., Class A*	217,039
3,968	Syniverse Holdings, Inc.*	62,933
		1,747,290
	Total Common Stocks (Cost $79,091,004)	109,630,096
Principal Amount
	Repurchase Agreements (a) — 7.5%
$298,171	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $298,172 (b)	298,171
596,343	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $596,346 (c)	596,343
1,789,028	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,789,049 (d)	1,789,028
358,549	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $358,550 (e)	358,549
626,160	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $626,163 (f)	626,160
1,192,685	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,192,711 (g)	1,192,685
298,171	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $298,172 (h)	298,171
1,789,028	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,789,036 (i)	1,789,028
1,490,856	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,490,863 (j)	1,490,856
894,514	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $894,518 (k)	894,514

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,376,460	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,376,466 (l)	$1,376,460
	Total Repurchase Agreements (Cost $10,709,965)	10,709,965
	Total Investment Securities (Cost $89,800,969) — 83.8%	120,340,061
	Other assets less liabilities — 16.2%	23,305,252
	Net Assets — 100.0%	$143,645,313

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $32,904,979.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $304,134. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $608,270. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,824,815. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $365,720. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $638,688. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

92 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  ROM  Ultra Technology

schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,216,541. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $304,135. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,824,811. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,520,677. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $912,407. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,403,991. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,665,129
Aggregate gross unrealized depreciation	(453,433)
Net unrealized appreciation	$3,211,696
Federal income tax cost of investments	$117,128,365

Swap Agreements

Ultra Technology had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$25,042,069	$9,178,065
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	60,812,251	(2,170,793)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	56,336,751	17,389,847
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	35,880,089	(1,252,271)
		$23,144,848

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 93

  Ultra Technology  ROM

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$109,630,096	$—	$109,630,096
Repurchase Agreements	—	10,709,965	10,709,965
Total Investment Securities	109,630,096	10,709,965	120,340,061
Other Financial Instruments*:
Swap Agreements	—	23,144,848	23,144,848
Total Other Financial Instruments	—	23,144,848	23,144,848
Total Investments	$109,630,096	$33,854,813	$143,484,909

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

94 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  LTL  Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 85.6%
	Diversified Financial Services — 3.2%
18,571	Leucadia National Corp.*	$399,648
	Diversified Telecommunication Services — 58.7%
4,078	AboveNet, Inc.*	209,201
13,026	Alaska Communications Systems Group, Inc.	95,220
74,922	AT&T, Inc.	2,018,399
2,519	Atlantic Tele-Network, Inc.	118,066
7,310	Cbeyond, Inc.*	94,372
20,736	CenturyTel, Inc.	737,994
47,263	Cincinnati Bell, Inc.*	140,844
7,013	Consolidated Communications Holdings, Inc.	106,598
42,236	Frontier Communications Corp.	333,664
12,447	General Communication, Inc., Class A*	75,180
8,775	Global Crossing Ltd.*	99,158
9,478	Iowa Telecommunications Services, Inc.	150,700
227,329	Level 3 Communications, Inc.*	284,161
36,709	PAETEC Holding Corp.*	134,722
131,785	Qwest Communications International, Inc.	481,015
5,682	SureWest Communications*	49,490
21,385	tw telecom, inc.*	311,152
47,257	Verizon Communications, Inc.	1,486,705
45,959	Windstream Corp.	455,913
		7,382,554
	Media — 4.9%
11,011	RCN Corp.*	94,364
31,856	Virgin Media, Inc.	524,350
		618,714
	Wireless Telecommunication Services — 18.8%
11,120	Leap Wireless International, Inc.*	160,461
33,642	MetroPCS Communications, Inc.*	211,945
16,517	NII Holdings, Inc.*	492,207
7,595	NTELOS Holdings Corp.	127,672
6,715	Shenandoah Telecommunications Co.	112,812
187,828	Sprint Nextel Corp.*	696,842
11,612	Telephone & Data Systems, Inc.	354,050
3,721	United States Cellular Corp.*	138,644
7,388	USA Mobility, Inc.	73,732
		2,368,365
	Total Common Stocks (Cost $9,095,568)	10,769,281

Principal Amount		Value
	Repurchase Agreements (a) — 7.9%
$27,837	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $27,837 (b)	$27,837
55,675	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $55,675 (c)	55,675
167,024	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $167,026 (d)	167,024
33,474	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $33,474 (e)	33,474
58,458	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $58,458 (f)	58,458
111,349	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $111,351 (g)	111,349
27,837	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $27,837 (h)	27,837
167,024	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $167,025 (i)	167,024
139,187	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $139,188 (j)	139,187
83,512	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $83,512 (k)	83,512
128,508	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $128,509 (l)	128,508
	Total Repurchase Agreements (Cost $999,885)	999,885
	Total Investment Securities (Cost $10,095,453) — 93.5%	11,769,166
	Other assets less liabilities — 6.5%	817,771
	Net Assets — 100.0%	$12,586,937

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 95

  Ultra Telecommunications  LTL

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $3,143,900, including $171,168 related to Lehman. See Note 14 to the Financial Statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $28,394. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $56,789. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $170,365. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $34,144. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $59,628. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $113,576. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $28,394. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $170,365. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $141,971. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $85,183. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $131,078. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,287
Aggregate gross unrealized depreciation	(761,983)
Net unrealized depreciation	$(489,696)
Federal income tax cost of investments	$12,258,862

See accompanying notes to the financial statements.

96 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  LTL  Ultra Telecommunications

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,414,026	$488,364
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,369,532	(91,513)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,508,085	614,622
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,115,574	(28,668)
		$982,805

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$10,769,281	$—	$10,769,281
Repurchase Agreements	—	999,885	999,885
Total Investment Securities	10,769,281	999,885	11,769,166
Other Financial Instruments*:
Swap Agreements	—	982,805	982,805
Total Other Financial Instruments	—	982,805	982,805
Total Investments	$10,769,281	$1,982,690	$12,751,971

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 97

  Ultra Utilities  UPW

Shares		Value
	Common Stocks (a) — 77.8%
	Commercial Services & Supplies — 0.4%
4,889	Covanta Holding Corp.*	$83,455
	Electric Utilities — 38.0%
6,361	Allegheny Energy, Inc.	139,815
1,066	Allete, Inc.	35,647
17,902	American Electric Power Co., Inc.	576,265
2,268	Cleco Corp.	57,879
4,355	DPL, Inc.	116,975
48,331	Duke Energy Corp.	806,161
11,237	Edison International	382,620
1,695	El Paso Electric Co.*	33,561
7,363	Entergy Corp.	579,100
24,782	Exelon Corp.	1,193,997
11,446	FirstEnergy Corp.	493,094
14,106	FPL Group, Inc.	733,089
5,077	Great Plains Energy, Inc.	90,371
3,437	Hawaiian Electric Industries, Inc.	68,259
1,770	IDACORP, Inc.	52,339
1,855	ITC Holdings Corp.	82,492
6,577	Northeast Utilities	158,571
8,776	NV Energy, Inc.	102,153
8,261	Pepco Holdings, Inc.	134,654
3,778	Pinnacle West Capital Corp.	132,570
2,947	PNM Resources, Inc.	32,830
2,820	Portland General Electric Co.	55,300
13,977	PPL Corp.	426,578
10,478	Progress Energy, Inc.	409,585
29,891	Southern Co.	959,202
1,333	Unisource Energy Corp.	39,750
4,066	Westar Energy, Inc.	83,719
		7,976,576
	Gas Utilities — 6.6%
2,870	AGL Resources, Inc.	99,158
3,442	Atmos Energy Corp.	94,276
4,628	EQT Corp.	190,442
774	Laclede Group, Inc. (The)	24,234
2,532	National Fuel Gas Co.	118,574
1,582	New Jersey Resources Corp.	55,734
1,687	Nicor, Inc.	66,063
999	Northwest Natural Gas Co.	42,837
3,696	Oneok, Inc.	147,914
2,589	Piedmont Natural Gas Co., Inc.	61,359
6,464	Questar Corp.	256,427
1,119	South Jersey Industries, Inc.	40,351
1,679	Southwest Gas Corp.	44,007
4,042	UGI Corp.	94,906
1,881	WGL Holdings, Inc.	59,214
		1,395,496

Shares		Value
	Common Stocks (a) (continued)
	Independent Power Producers & Energy Traders — 5.3%
25,066	AES Corp. (The)*	$319,341
13,991	Calpine Corp.*	155,580
6,763	Constellation Energy Group, Inc.	215,199
18,933	Dynegy, Inc., Class A*	34,269
5,414	Mirant Corp.*	77,095
9,961	NRG Energy, Inc.*	238,466
13,136	RRI Energy, Inc.*	64,629
		1,104,579
	Multi-Utilities — 24.4%
4,143	Alliant Energy Corp.	113,850
8,018	Ameren Corp.	208,388
2,043	Avista Corp.	42,515
1,457	Black Hills Corp.	34,341
12,109	Centerpoint Energy, Inc.	160,686
8,516	CMS Energy Corp.	121,268
10,275	Consolidated Edison, Inc.	440,900
22,154	Dominion Resources, Inc.	805,963
6,147	DTE Energy Co.	246,556
2,871	Integrys Energy Group, Inc.	110,648
10,285	NiSource, Inc.	146,561
1,348	NorthWestern Corp.	34,765
4,007	NSTAR	132,752
13,920	PG&E Corp.	589,373
19,093	Public Service Enterprise Group, Inc.	598,756
4,135	SCANA Corp.	145,552
8,506	Sempra Energy	452,009
7,469	TECO Energy, Inc.	110,168
3,041	Vectren Corp.	71,433
4,394	Wisconsin Energy Corp.	198,169
17,111	Xcel Energy, Inc.	347,696
		5,112,349
	Oil, Gas & Consumable Fuels — 2.2%
23,999	Spectra Energy Corp.	465,821
	Water Utilities — 0.9%
3,366	American Water Works Co., Inc.	74,860
5,087	Aqua America, Inc.	83,020
724	California Water Service Group	26,484
		184,364
	Total Common Stocks (Cost $15,229,449)	16,322,640

See accompanying notes to the financial statements.

98 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  UPW  Ultra Utilities

Principal Amount		Value
	Repurchase Agreements (a) — 6.6%
$38,578	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $38,578 (b)	$38,578
77,156	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $77,156 (c)	77,156
231,467	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $231,470 (d)	231,467
46,390	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $46,390 (e)	46,390
81,014	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $81,014 (f)	81,014
154,312	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $154,315 (g)	154,312
38,578	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $38,578 (h)	38,578
231,467	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $231,468 (i)	231,467
192,890	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $192,891 (j)	192,890
115,734	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $115,734 (k)	115,734
178,087	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $178,088 (l)	178,087
	Total Repurchase Agreements (Cost $1,385,673)	1,385,673
	Total Investment Securities (Cost $16,615,122) — 84.4%	17,708,313
	Other assets less liabilities — 15.6%	3,284,139
	Net Assets — 100.0%	$20,992,452

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,493,061.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $39,350. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $78,699. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $236,097. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $47,318. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $82,635. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $157,399. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $39,350. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 99

  Ultra Utilities  UPW

U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $236,097. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $196,748. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $118,049. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $181,649. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,504,028)
Net unrealized depreciation	$(1,504,028)
Federal income tax cost of investments	$19,212,341

Swap Agreements

Ultra Utilities had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$5,097,523	$1,245,163
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	5,342,744	(27,820)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	11,614,527	1,930,128
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	3,584,089	18,362
		$3,165,833

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$16,322,640	$—	$16,322,640
Repurchase Agreements	—	1,385,673	1,385,673
Total Investment Securities	16,322,640	1,385,673	17,708,313
Other Financial Instruments*:
Swap Agreements	—	3,165,833	3,165,833
Total Other Financial Instruments	—	3,165,833	3,165,833
Total Investments	$16,322,640	$4,551,506	$20,874,146

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

100 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EFO  Ultra MSCI EAFE

Shares		Value
	Common Stocks (a) — 54.6%
	Airlines — 0.0%
111	Ryanair Holdings plc (ADR)*	$2,909
	Automobiles — 3.3%
1,410	Daimler AG	71,811
4,516	Honda Motor Co., Ltd. (ADR)	139,951
3,687	Toyota Motor Corp. (ADR)	289,577
		501,339
	Beverages — 0.4%
162	Coca Cola Hellenic Bottling Co. S.A. (ADR)	3,543
764	Diageo plc (ADR)	51,654
		55,197
	Biotechnology — 0.0%
82	Crucell N.V. (ADR)*	1,769
	Capital Markets — 1.9%
1,999	Credit Suisse Group AG (ADR)	104,768
976	Deutsche Bank AG	71,346
6,342	Nomura Holdings, Inc. (ADR)	45,535
4,363	UBS AG*	68,455
		290,104
	Chemicals — 0.3%
727	Syngenta AG (ADR)	38,902
	Commercial Banks — 8.3%
4,080	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	77,561
8,825	Banco Santander S.A. (ADR)	152,672
5,052	Barclays plc (ADR)	99,676
4,238	HSBC Holdings plc (ADR)	250,084
4,667	Lloyds Banking Group plc (ADR)*	25,202
28,726	Mitsubishi UFJ Financial Group, Inc. (ADR)	157,706
17,424	Mizuho Financial Group, Inc. (ADR)	64,295
6,621	National Bank of Greece S.A. (ADR)*	39,991
1,018	Royal Bank of Scotland Group plc (ADR)*	11,320
3,571	Westpac Banking Corp. (ADR)	395,167
		1,273,674
	Communications Equipment — 2.1%
3,215	Alcatel-Lucent (ADR)*	10,738
7,063	Nokia Oyj (ADR)	93,655
21,831	Telefonaktiebolaget LM Ericsson (ADR)	212,634
		317,027

Shares		Value
	Common Stocks (a) (continued)
	Computers & Peripherals — 0.0%
146	Logitech International S.A. (Registered)*	$2,413
	Construction Materials — 0.1%
537	CRH plc (ADR)	13,855
162	James Hardie Industries N.V. (ADR)*	5,989
		19,844
	Consumer Finance — 0.1%
528	ORIX Corp. (ADR)	18,237
	Diversified Financial Services — 0.1%
2,049	ING Groep N.V. (ADR)*	19,465
	Diversified Telecommunication Services — 2.4%
760	BT Group plc (ADR)	17,602
3,315	Deutsche Telekom AG (ADR)	49,228
2,802	France Telecom S.A. (ADR)	73,777
473	Hellenic Telecommunications Organization S.A. (ADR)	3,675
2,597	Nippon Telegraph & Telephone Corp. (ADR)	55,783
2,591	Portugal Telecom, SGPS, S.A. (ADR)	31,351
982	Telecom Corp of New Zealand Ltd. (ADR)	8,750
1,303	Telecom Italia S.p.A. (ADR)	20,900
1,310	Telefonica S.A. (ADR)	113,485
		374,551
	Electrical Equipment — 0.4%
3,591	ABB Ltd. (ADR)*	65,931
	Electronic Equipment, Instruments & Components — 0.7%
990	Hitachi Ltd. (ADR)*	26,730
555	Kyocera Corp. (ADR)	43,884
1,444	Nidec Corp. (ADR)	31,436
		102,050
	Energy Equipment & Services — 0.1%
406	Acergy S.A. (ADR)	5,964
248	Cie Generale de Geophysique-Veritas (ADR)*	5,097
		11,061
	Food & Staples Retailing — 0.6%
1,211	Delhaize Group S.A. (ADR)	92,218

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 101

  Ultra MSCI EAFE  EFO

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 1.1%
620	Cadbury plc (ADR)	$33,089
2,270	Unilever N.V. (NY Shares)	69,939
2,381	Unilever plc (ADR)	70,311
		173,339
	Health Care Equipment & Supplies — 0.1%
216	Smith & Nephew plc (ADR)	10,325
	Health Care Providers & Services — 0.7%
2,168	Fresenius Medical Care AG & Co. KGaA (ADR)	115,121
	Hotels, Restaurants & Leisure — 0.9%
295	Carnival plc (ADR)*	9,930
474	Intercontinental Hotels Group plc (ADR)	6,607
28,362	Melco Crown Entertainment Ltd. (ADR)*	119,971
		136,508
	Household Durables — 0.9%
357	Makita Corp. (ADR)	12,059
5,119	Panasonic Corp. (ADR)	65,370
2,467	Sony Corp. (ADR)	65,844
1,573	Thomson S.A. (ADR)*	2,501
		145,774
	Industrial Conglomerates — 1.8%
1,860	Koninklijke Philips Electronics N.V. (NY Shares)	51,076
2,247	Siemens AG (ADR)	221,599
515	Tomkins plc (ADR)	5,835
		278,510
	Insurance — 2.6%
1,529	Aegon N.V. (NY Shares)*	11,070
14,261	AXA S.A. (ADR)	353,102
1,530	Prudential plc (ADR)	31,855
		396,027
	Life Sciences Tools & Services — 0.0%
20	ICON plc (ADR)*	454
	Machinery — 1.3%
34	CNH Global N.V.*	800
4,494	Kubota Corp. (ADR)	197,466
		198,266

Shares		Value
	Common Stocks (a) (continued)
	Media — 0.5%
328	British Sky Broadcasting Group plc (ADR)	$11,487
1,002	Pearson plc (ADR)	13,828
322	Reed Elsevier N.V. (ADR)	7,525
575	Reed Elsevier plc (ADR)	17,353
463	WPP plc (ADR)	21,775
		71,968
	Metals & Mining — 4.1%
1,379	Alumina Ltd. (ADR)*	7,722
3,807	BHP Billiton Ltd. (ADR)	286,667
2,606	BHP Billiton plc (ADR)	161,416
804	Rio Tinto plc (ADR)	164,096
301	Sims Metal Management Ltd. (ADR)	5,864
		625,765
	Multi-Utilities — 0.7%
1,641	National Grid plc (ADR)	90,206
693	Veolia Environnement (ADR)	23,534
		113,740
	Office Electronics — 0.8%
3,414	Canon, Inc. (ADR)	130,483
	Oil, Gas & Consumable Fuels — 5.8%
7,056	BP plc (ADR)	403,462
2,569	ENI S.p.A. (ADR)	127,782
2,574	Repsol YPF S.A. (ADR)	71,043
61	Royal Dutch Shell plc, Class A (ADR)	3,645
47	Royal Dutch Shell plc, Class B (ADR)	2,719
2,577	Statoil ASA (ADR)	63,600
3,678	Total S.A. (ADR)	228,735
		900,986
	Pharmaceuticals — 6.0%
1,787	AstraZeneca plc (ADR)	80,111
170	Elan Corp. plc (ADR)*	1,074
3,192	GlaxoSmithKline plc (ADR)	132,372
7,236	Novartis AG (ADR)	402,322
1,266	Novo Nordisk A/S (ADR)	84,468
5,692	Sanofi-Aventis S.A. (ADR)	216,068
102	Shire plc (ADR)	6,005
		922,420
	Semiconductors & Semiconductor Equipment — 0.6%
471	Advantest Corp. (ADR)	10,386
62	Aixtron AG (ADR)	2,243

See accompanying notes to the financial statements.

102 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EFO  Ultra MSCI EAFE

Shares		Value
	Common Stocks (a) (continued)
270	ARM Holdings plc (ADR)	$2,084
81	ASM International N.V. (NY Shares)*	1,847
1,158	ASML Holding N.V. (NY Shares)	35,886
1,349	Chartered Semiconductor Manufacturing Ltd. (ADR)*	25,739
852	STMicroelectronics N.V. (NY Shares)	6,901
		85,086
	Software — 0.3%
282	Konami Corp. (ADR)	4,656
991	SAP AG (ADR)	47,439
		52,095
	Textiles, Apparel & Luxury Goods — 1.0%
6,381	Luxottica Group S.p.A. (ADR)	158,950
46	Wacoal Holdings Corp. (ADR)	2,648
		161,598
	Tobacco — 0.5%
1,239	British American Tobacco plc (ADR)	75,914
	Trading Companies & Distributors — 2.9%
1,707	Mitsui & Co., Ltd. (ADR)	450,136
	Wireless Telecommunication Services — 1.2%
4,878	NTT DoCoMo, Inc. (ADR)	73,414
5,182	Vodafone Group plc (ADR)	117,579
		190,993
	Total Common Stocks (Cost $8,347,343)	8,422,199
	Investment Companies (a) — 0.8%
	Mutual Funds — 0.8%
1,324	iShares MSCI Austria Investable Market Index Fund	28,122
9,410	iShares MSCI Singapore Index Fund	106,897
	Total Investment Companies (Cost $129,358)	135,019
No. of Rights
	Rights — 0.0%
2,049	ING Groep N.V., expiring 12/11/09 at $7.06*^	4,183
	Total Rights (Cost $—)	4,183

Principal Amount		Value
	Repurchase Agreements (a) — 43.2%
$185,395	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $185,396 (b)	$185,395
370,790	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $370,792 (c)	370,790
1,112,371	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,112,384 (d)	1,112,371
222,936	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $222,937 (e)	222,936
389,330	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $389,332 (f)	389,330
741,581	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $741,597 (g)	741,581
185,395	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $185,396 (h)	185,395
1,112,371	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,112,376 (i)	1,112,371
926,976	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $926,980 (j)	926,976
556,186	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $556,188 (k)	556,186
855,850	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $855,854 (l)	855,850
	Total Repurchase Agreements (Cost $6,659,181)	6,659,181
	Total Investment Securities (Cost $15,135,882) — 98.6%	15,220,582
	Other assets less liabilities — 1.4%	208,362
	Net Assets — 100.0%	$15,428,944

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2009, the value of these securities amounted to $4,183 or 0.03% of net assets.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 103

  Ultra MSCI EAFE  EFO

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,774,984.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $189,103. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $378,206. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,134,622. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $227,395. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $397,120. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $756,414. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $189,103. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,134,620. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $945,518. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $567,311. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $872,968. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,208
Aggregate gross unrealized depreciation	(221,665)
Net unrealized appreciation	$81,543
Federal income tax cost of investments	$15,139,039

See accompanying notes to the financial statements.

104 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EFO  Ultra MSCI EAFE

Swap Agreements ††

  Ultra MSCI EAFE had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$4,845,446	$646,059
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	1,365,637	(34,309)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	14,644,159	(379,025)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	1,481,727	(48,342)
		$184,383

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Ultra MSCI EAFE invested, as a percentage of net assets, in the following countries as of November 30, 2009:

Australia	4.5%
Belgium	0.6%
Denmark	0.5%
Finland	0.6%
France	5.9%
Germany	3.7%
Greece	0.3%
Hong Kong	0.8%
Ireland	0.2%
Italy	2.0%
Japan	12.2%
Netherlands	1.4%
New Zealand	0.1%
Norway	0.4%
Portugal	0.2%
Singapore	0.2%
Spain	2.7%
Sweden	1.4%
Switzerland	4.5%
United Kingdom	12.4%
United States	0.8%
Other[1]	44.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 105

  Ultra MSCI EAFE  EFO

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$8,422,199	$—	$8,422,199
Investment Companies	135,019	—	135,019
Rights/Warrants	—	4,183	4,183
Repurchase Agreements	—	6,659,181	6,659,181
Total Investment Securities	8,557,218	6,663,364	15,220,582
Other Financial Instruments*:
Swap Agreements	—	184,383	184,383
Total Other Financial Instruments	—	184,383	184,383
Total Investments	$8,557,218	$6,847,747	$15,404,965

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

106 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a) — 62.3%
	Aerospace & Defense — 0.1%
1,136	Empresa Brasileira de Aeronautica S.A. (ADR)*	$23,095
	Airlines — 0.3%
481	China Eastern Airlines Corp., Ltd. (ADR)*	18,172
1,078	China Southern Airlines Co., Ltd. (ADR)*	18,035
321	Gol Linhas Aereas Inteligentes S.A. (ADR)*	4,545
2,608	Lan Airlines S.A. (ADR)	40,215
471	Tam S.A. (ADR)*	8,257
		89,224
	Beverages — 1.2%
281	Cia Cervecerias Unidas S.A. (ADR)	10,130
1,605	Cia de Bebidas das Americas (ADR)	153,858
433	Coca-Cola Femsa, S.A.B de C.V. (ADR)	24,737
125	Embotelladora Andina S.A., Class A (ADR)	2,000
223	Embotelladora Andina S.A., Class B (ADR)	4,190
3,461	Fomento Economico Mexicano, S.A.B de C.V. (ADR)	157,510
269	Vina Concha y Toro S.A. (ADR)	10,846
		363,271
	Biotechnology — 0.0%
358	3SBio, Inc. (ADR)*	4,976
	Capital Markets — 0.0%
65	Administradora de Fondos de Pensiones Provida S.A. (ADR)	2,753
	Chemicals — 0.4%
704	Braskem S.A. (ADR)*	9,293
1,079	Sinopec Shanghai Petrochemical Co., Ltd. (ADR)*	42,394
1,727	Sociedad Quimica y Minera de Chile S.A. (ADR)	65,246
		116,933
	Commercial Banks — 7.2%
13,223	Banco Bradesco S.A. (ADR)	280,195
103	Banco de Chile (ADR)	5,341
373	Banco Santander Chile (ADR)	22,678
1,367	Bancolumbia S.A. (ADR)	58,644
1,989	HDFC Bank Ltd. (ADR)	267,620
7,853	ICICI Bank Ltd. (ADR)	292,132
18,186	Itau Unibanco Holding S.A. (ADR)	404,639

Shares		Value
	Common Stocks (a) (continued)
7,388	KB Financial Group, Inc. (ADR)*	$372,060
4,284	Shinhan Financial Group Co., Ltd. (ADR)*	338,093
1,406	Woori Finance Holdings Co., Ltd. (ADR)*	52,008
		2,093,410
	Computers & Peripherals — 0.0%
250	China Digital TV Holding Co., Ltd. (ADR)	1,508
	Construction & Engineering — 0.0%
1,033	Empresas ICA, S.A.B de C.V. (ADR)*	10,010
	Construction Materials — 0.3%
8,605	Cemex, S.A.B de C.V. (ADR)*	97,150
	Diversified Consumer Services — 0.2%
697	New Oriental Education & Technology Group, Inc. (ADR)*	49,703
	Diversified Telecommunication Services — 4.9%
565	Brasil Telecom S.A. (ADR)	16,967
1,132	China Telecom Corp., Ltd. (ADR)	50,317
10,464	China Unicom Hong Kong Ltd. (ADR)	140,741
12,596	Chunghwa Telecom Co., Ltd. (ADR)	224,083
12,872	KT Corp. (ADR)	213,804
4,874	Magyar Telekom Telecommunications plc (ADR)	97,139
533	Mahanagar Telephone Nigam Ltd. (ADR)	1,727
8,781	P.T. Telekomunikasi Indonesia, Tbk. Co. (ADR)	335,171
2,275	Rostelecom (ADR)	77,805
151	Tata Communications Ltd. (ADR)	2,481
3,427	Tele Norte Leste Participacoes S.A. (ADR)	74,571
2,132	Telefonos de Mexico, S.A.B de C.V. (ADR)	38,269
7,691	Vimpel-Communications (ADR)	146,821
		1,419,896
	Electric Utilities — 0.9%
1,909	Centrais Eletricas Brasileiras S.A. (ADR)	32,778
1,028	Centrais Eletricas Brasileiras S.A., Class B (ADR)	15,543
2,806	Cia Energetica de Minas Gerais (ADR)	50,452
814	Cia Paranaense de Energia (ADR)	16,435
174	CPFL Energia S.A. (ADR)	9,989

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 107

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stocks (a) (continued)
2,034	Enersis S.A. (ADR)	$39,032
8,098	Korea Electric Power Corp. (ADR)*	111,105
		275,334
	Electrical Equipment — 0.5%
3,978	JA Solar Holdings Co., Ltd. (ADR)*	15,474
3,771	Suntech Power Holdings Co., Ltd. (ADR)*	56,377
913	Trina Solar Ltd. (ADR)*	42,528
2,797	Yingli Green Energy Holding Co., Ltd. (ADR)*	39,745
		154,124
	Electronic Equipment, Instruments & Components — 1.8%
18,946	AU Optronics Corp. (ADR)	197,986
22,373	LG Display Co., Ltd. (ADR)	313,222
		511,208
	Energy Equipment & Services — 0.0%
145	WSP Holdings Ltd. (ADR)	438
	Food & Staples Retailing — 0.1%
733	China Nepstar Chain Drugstore Ltd. (ADR)	5,571
333	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A (ADR)	21,295
		26,866
	Food Products — 0.4%
955	BRF - Brasil Foods S.A. (ADR)*	46,318
375	Gruma, S.A.B de C.V. (ADR)*	2,775
94	Industrias Bachoco, S.A.B. de C.V. (ADR)	2,049
3,608	Wimm-Bill-Dann Foods OJSC (ADR)*	71,799
		122,941
	Health Care Equipment & Supplies — 0.3%
725	China Medical Technologies, Inc. (ADR)	9,577
2,277	Mindray Medical International Ltd. (ADR)	68,948
		78,525
	Hotels, Restaurants & Leisure — 0.5%
1,548	Ctrip.com International Ltd. (ADR)*	113,546
547	Home Inns & Hotels Management, Inc. (ADR)*	19,216
		132,762

Shares		Value
	Common Stocks (a) (continued)
	Household Durables — 0.1%
390	Desarrolladora Homex, S.A.B de C.V. (ADR)*	$13,564
281	Gafisa S.A. (ADR)	9,470
		23,034
	Independent Power Producers & Energy Traders — 0.2%
871	Empresa Nacional de Electricidad S.A. (ADR)	42,130
690	Huaneng Power International, Inc. (ADR)	17,347
		59,477
	Insurance — 4.4%
16,619	China Life Insurance Co., Ltd. (ADR)	1,257,393
391	CNinsure, Inc. (ADR)	8,215
		1,265,608
	Internet Software & Services — 0.2%
69	Baidu, Inc. (ADR)*	29,928
399	Netease.com, Inc. (ADR)*	15,258
		45,186
	IT Services — 1.1%
5,208	Infosys Technologies Ltd. (ADR)	265,452
216	Patni Computer Systems Ltd. (ADR)	4,141
2,483	Wipro Ltd. (ADR)	49,660
125	WNS Holdings Ltd. (ADR)*	1,902
		321,155
	Life Sciences Tools & Services — 0.1%
1,644	WuXi PharmaTech Cayman, Inc. (ADR)*	28,655
	Machinery — 0.5%
9,674	Tata Motors Ltd. (ADR)	138,532
	Media — 0.6%
529	AirMedia Group, Inc. (ADR)*	3,682
1,839	Focus Media Holding Ltd. (ADR)*	23,098
5,765	Grupo Televisa S.A. (ADR)	118,586
1,732	NET Servicos de Comunicacao S.A. (ADR)*	24,785
1,088	VisionChina Media, Inc. (ADR)*	10,031
		180,182
	Metals & Mining — 14.6%
7,235	Aluminum Corp. of China Ltd. (ADR)*	199,831
16,249	AngloGold Ashanti Ltd. (ADR)	715,606

See accompanying notes to the financial statements.

108 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EET  Ultra MSCI Emerging Markets

Shares		Value
	Common Stocks (a) (continued)
3,233	Cia de Minas Buenaventura S.A. (ADR)	$129,805
3,678	Cia Siderurgica Nacional S.A. (ADR)	126,119
5,925	Gerdau S.A. (ADR)	95,392
29,915	Gold Fields Ltd. (ADR)	442,144
238	Grupo Simec, S.A.B de C.V. (ADR)*	1,873
15,736	Harmony Gold Mining Co., Ltd. (ADR)	174,669
32,689	Mechel OAO (ADR)	635,801
6,991	POSCO (ADR)	833,327
14,180	Sterlite Industries India Ltd. (ADR)	260,345
23,828	Vale S.A. (ADR)	632,521
		4,247,433
	Oil, Gas & Consumable Fuels — 7.9%
1,516	China Petroleum & Chemical Corp. (ADR)	126,859
1,356	CNOOC Ltd. (ADR)	210,099
2,118	Ecopetrol S.A. (ADR)	52,548
1,912	PetroChina Co., Ltd. (ADR)	238,809
17,119	Petroleo Brasileiro S.A. (ADR)	826,902
19,685	Sasol Ltd. (ADR)	779,132
675	Ultrapar Participacoes S.A. (ADR)	31,927
1,768	Yanzhou Coal Mining Co., Ltd. (ADR)	35,519
		2,301,795
	Paper & Forest Products — 0.3%
546	Fibria Celulose S.A. (ADR)*	9,566
21,122	Sappi Ltd. (ADR)*	92,726
		102,292
	Pharmaceuticals — 1.9%
6,991	Dr. Reddys Laboratories Ltd. (ADR)	169,532
789	Simcere Pharmaceutical Group (ADR)*	6,264
7,187	Teva Pharmaceutical Industries Ltd. (ADR)	379,402
		555,198
	Professional Services — 0.0%
289	51job, Inc. (ADR)*	5,297
	Real Estate Management & Development — 0.1%
1,049	E-House China Holdings Ltd. (ADR)*	20,403
	Road & Rail — 0.1%
1,319	Guangshen Railway Co., Ltd. (ADR)	26,406

Shares		Value
	Common Stocks (a) (continued)
	Semiconductors & Semiconductor Equipment — 5.2%
473	Actions Semiconductor Co., Ltd. (ADR)*	$1,126
20,829	Advanced Semiconductor Engineering, Inc. (ADR)	81,650
2,540	Himax Technologies, Inc. (ADR)	6,629
206	LDK Solar Co., Ltd. (ADR)*	1,607
194	O2Micro International Ltd. (ADR)*	832
226	Renesola Ltd. (ADR)*	906
1,835	Semiconductor Manufacturing International Corp. (ADR)*	5,615
14,829	Siliconware Precision Industries Co. (ADR)	99,651
106,435	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,105,860
62,245	United Microelectronics Corp. (ADR)*	211,010
		1,514,886
	Software — 0.3%
47	Changyou.com Ltd. (ADR)*	1,526
597	Giant Interactive Group, Inc. (ADR)	4,197
125	KongZhong Corp. (ADR)*	1,614
91	Longtop Financial Technologies Ltd. (ADR)*	3,222
1,739	NICE Systems Ltd. (ADR)*	52,709
177	Perfect World Co., Ltd. (ADR)*	7,811
214	Shanda Interactive Entertainment Ltd. (ADR)*	10,666
93	VanceInfo Technologies, Inc. (ADR)*	1,627
		83,372
	Transportation Infrastructure — 0.1%
132	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (ADR)	1,612
481	Grupo Aeroportuario del Pacifico, S.A.B. de C.V. (ADR)	13,602
121	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	5,894
		21,108
	Water Utilities — 0.1%
418	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	15,290
	Wireless Telecommunication Services — 5.4%
6,082	America Movil, S.A.B. de C.V. (ADR)	294,220
6,803	China Mobile Ltd. (ADR)	318,857
4,826	Mobile Telesystems OJSC (ADR)	241,686
2,279	Partner Communications Co., Ltd. (ADR)	42,047

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 109

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stocks (a) (continued)
1,475	Philippine Long Distance Telephone Co. (ADR)	$81,479
799	PT Indosat Tbk. (ADR)	20,886
16,110	SK Telecom Co., Ltd. (ADR)	266,943
804	Tim Participacoes S.A. (ADR)	21,708
15,072	Turkcell Iletisim Hizmet A.S. (ADR)	231,506
2,041	Vivo Participacoes S.A. (ADR)	62,250
		1,581,582
	Total Common Stocks (Cost $18,029,287)	18,111,018
	Investment Companies (a) — 2.5%
	Mutual Funds — 2.5%
45,898	iShares MSCI Malaysia Index Fund	498,452
5,714	iShares MSCI Thailand Index Fund	231,360
	Total Investment Companies (Cost $734,170)	729,812
Principal Amount
	Repurchase Agreements (a) — 36.9%
$299,141	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $299,142 (b)	299,141
598,283	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $598,286 (c)	598,283
1,794,848	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,794,869 (d)	1,794,848
359,715	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $359,716 (e)	359,715
628,197	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $628,200 (f)	628,197
1,196,565	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,196,591 (g)	1,196,565
299,141	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $299,142 (h)	299,141
1,794,848	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,794,856 (i)	1,794,848

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,495,707	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,495,714 (j)	$1,495,707
897,424	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $897,428 (k)	897,424
1,380,941	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,380,947 (l)	1,380,941
	Total Repurchase Agreements (Cost $10,744,810)	10,744,810
	Total Investment Securities (Cost $29,508,267) — 101.7%	29,585,640
	Liabilities in excess of other assets — (1.7%)	(506,053)
	Net Assets — 100.0%	$29,079,587

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,659,358.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $305,124. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $610,249. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,830,751. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $366,910. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due

See accompanying notes to the financial statements.

110 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EET  Ultra MSCI Emerging Markets

12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $640,766. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,220,499. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $305,124. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,830,747. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,525,625. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $915,375. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,408,562. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$395,728
Aggregate gross unrealized depreciation	(392,287)
Net unrealized appreciation	$3,441
Federal income tax cost of investments	$29,582,199

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse (Europe) Limited, based on the MSCI Emerging Markets Index®	$5,140,096	$739,932
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	16,937,443	(668,567)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	14,626,445	(492,731)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	2,651,568	(101,814)
		$(523,180)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 111

  Ultra MSCI Emerging Markets  EET

Ultra MSCI Emerging Markets invested, as a percentage of net assets, in the following countries as of November 30, 2009:

Brazil	10.4%
Cayman Islands	0.0%
Chile	0.9%
China	9.1%
Colombia	0.4%
Hong Kong	2.3%
Hungary	0.3%
India	5.0%
Indonesia	1.2%
Israel	1.6%
Mexico	2.7%
Peru	0.5%
Philippines	0.3%
Russia	4.0%
South Africa	7.6%
South Korea	8.6%
Taiwan	6.6%
Turkey	0.8%
United States	2.5%
Other[1]	35.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$18,111,018	$—	$18,111,018
Investment Companies	729,812	—	729,812
Repurchase Agreements	—	10,744,810	10,744,810
Total Investment Securities	18,840,830	10,744,810	29,585,640
Other Financial Instruments*:
Swap Agreements	—	(523,180)	(523,180)
Total Other Financial Instruments	—	(523,180)	(523,180)
Total Investments	$18,840,830	$10,221,630	$29,062,460

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

112 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  XPP  Ultra FTSE/Xinhua China 25

Principal Amount		Value
	Repurchase Agreements (a) — 97.3%
$816,847	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $816,850 (b)	$816,847
1,633,694	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,633,701 (c)	1,633,694
4,901,081	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $4,901,138 (d)	4,901,081
982,252	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $982,256 (e)	982,252
1,715,378	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,715,386 (f)	1,715,378
3,267,387	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $3,267,457 (g)	3,267,387
816,847	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $816,850 (h)	816,847
4,901,081	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,901,103 (i)	4,901,081
4,084,234	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,084,252 (j)	4,084,234
2,450,540	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,450,550 (k)	2,450,540
3,770,846	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,770,863 (l)	3,770,846
	Total Investment Securities (Cost $29,340,187) † — 97.3%	29,340,187
	Other assets less liabilities — 2.7%	805,303
	Net Assets — 100.0%	$30,145,490

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,101,338.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $833,184. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,666,368. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $4,999,120. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,001,898. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,749,699. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $3,332,741. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $833,185. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16;

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 113

  Ultra FTSE/Xinhua China 25  XPP

U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $4,999,108. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $4,165,928. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,499,558. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,846,268. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE/Xinhua China 25 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$12,882,116	$958,668
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	13,972,645	(1,061,602)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	7,531,712	(144,346)
Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	19,740,097	(1,104,943)
Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	6,266,072	277,952
		$(1,074,271)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$29,340,187	$29,340,187
Total Investment Securities	—	29,340,187	29,340,187
Other Financial Instruments*:
Swap Agreements	—	(1,074,271)	(1,074,271)
Total Other Financial Instruments	—	(1,074,271)	(1,074,271)
Total Investments	$—	$28,265,916	$28,265,916

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

114 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EZJ  Ultra MSCI Japan

Principal Amount		Value
	Repurchase Agreements (a) — 100.4%
$249,985	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $249,986 (b)	$249,985
499,970	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $499,972 (c)	499,970
1,499,909	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,499,926 (d)	1,499,909
300,605	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $300,606 (e)	300,605
524,968	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $524,970 (f)	524,968
999,939	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $999,960 (g)	999,939
249,985	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $249,986 (h)	249,985
1,499,909	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,499,916 (i)	1,499,909
1,249,924	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,249,930 (j)	1,249,924
749,954	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $749,957 (k)	749,954
1,154,014	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,154,019 (l)	1,154,014
	Total Investment Securities (Cost $8,979,162) † — 100.4%	8,979,162
	Liabilities in excess of other assets — (0.4%)	(37,458)
	Net Assets — 100.0%	$8,941,704

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $2,655,920.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $254,985. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $509,969. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,529,912. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $306,617. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $535,471. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,019,940. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $254,985. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 115

  Ultra MSCI Japan  EZJ

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,529,909. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,274,925. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $764,955. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,177,096. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on MSCI Japan Index®	$12,099,529	$94,681
Equity Index Swap Agreement with Deutsche Bank AG, based on MSCI Japan Index®	1,133,065	(19,059)
Equity Index Swap Agreement with Societe Generale, based on MSCI Japan Index®	4,284,180	(105,507)
Equity Index Swap Agreement with UBS AG, based on MSCI Japan Index®	452,782	(15,052)
		$(44,937)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$8,979,162	$8,979,162
Total Investment Securities	—	8,979,162	8,979,162
Other Financial Instruments*:
Swap Agreements	—	(44,937)	(44,937)
Total Other Financial Instruments	—	(44,937)	(44,937)
Total Investments	$—	$8,934,225	$8,934,225

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

116 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  PSQ  Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 109.1%
$5,358,504	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,358,526 (b)	$5,358,504
10,717,007	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $10,717,055 (c)	10,717,007
32,151,022	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $32,151,397 (d)	32,151,022
6,443,563	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $6,443,590 (e)	6,443,563
11,252,858	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $11,252,908 (f)	11,252,858
21,434,014	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $21,434,472 (g)	21,434,014
5,358,504	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,358,526 (h)	5,358,504
32,151,022	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $32,151,165 (i)	32,151,022
26,792,518	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $26,792,637 (j)	26,792,518
16,075,511	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $16,075,578 (k)	16,075,511
24,736,694	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $24,736,804 (l)	24,736,694
	Total Investment Securities (Cost $192,471,217) † — 109.1%	192,471,217
	Liabilities in excess of other assets — (9.1%)	(16,093,095)
	Net Assets — 100.0%	$176,378,122

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $37,621,044.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $5,465,675. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $10,931,347. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $32,794,156. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $6,572,439. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $11,478,001. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $21,862,738. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $5,465,681. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 117

  Short QQQ®  PSQ

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $32,794,081. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $27,328,431. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $16,397,071. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $25,231,463. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	1,257	12/18/09	$44,441,235	$(482,896)

Cash collateral in the amount of $4,460,488 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index $	(7,117,173)	$(799,255)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(14,040,421)	(502,884)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(8,270,512)	(714,160)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(58,710,553)	(16,284,127)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(43,810,373)	(4,283,718)
		$(22,584,144)

See accompanying notes to the financial statements.

118 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  PSQ  Short QQQ®

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$192,471,217	$192,471,217
Total Investment Securities	—	192,471,217	192,471,217
Other Financial Instruments*:
Futures Contracts	(482,896)	—	(482,896)
Swap Agreements	—	(22,584,144)	(22,584,144)
Total Other Financial Instruments	(482,896)	(22,584,144)	(23,067,040)
Total Investments	$(482,896)	$169,887,073	$169,404,177

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 119

  Short Dow30SM  DOG

Principal Amount		Value
	Repurchase Agreements (a) — 113.0%
$8,112,720	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $8,112,754 (b)	$8,112,720
16,225,440	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $16,225,512 (c)	16,225,440
48,676,319	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $48,676,887 (d)	48,676,319
9,755,488	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,755,529 (e)	9,755,488
17,036,712	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $17,036,788 (f)	17,036,712
32,450,879	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $32,451,573 (g)	32,450,879
8,112,720	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $8,112,754 (h)	8,112,720
48,676,319	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $48,676,535 (i)	48,676,319
40,563,599	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $40,563,779 (j)	40,563,599
24,338,159	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $24,338,260 (k)	24,338,159
37,451,106	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $37,451,272 (l)	37,451,106
	Total Investment Securities (Cost $291,399,461) † — 113.0%	291,399,461
	Liabilities in excess of other assets — (13.0%)	(33,432,546)
	Net Assets — 100.0%	$257,966,915

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $58,882,467.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $8,274,976. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $16,549,949. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $49,650,017. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $9,950,604. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $17,377,576. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $33,099,963. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $8,274,985. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DOG  Short Dow30SM

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $49,649,904. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $41,374,965. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $24,824,998. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $38,200,180. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	1,220	12/18/09	$63,055,700	$(2,678,413)

Cash collateral in the amount of $7,790,661 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$(11,680,318)	$(899,070)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(17,252,265)	(1,096,605)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(131,678,156)	(33,092,692)
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(34,317,251)	(4,301,886)
		$(39,390,253)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 121

  Short Dow30SM  DOG

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$291,399,461	$291,399,461
Total Investment Securities	—	291,399,461	291,399,461
Other Financial Instruments*:
Futures Contracts	(2,678,413)	—	(2,678,413)
Swap Agreements	—	(39,390,253)	(39,390,253)
Total Other Financial Instruments	(2,678,413)	(39,390,253)	(42,068,666)
Total Investments	$(2,678,413)	$252,009,208	$249,330,795

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

122 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SH  Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 103.4%
$49,138,485	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,138,690 (b)	$49,138,485
98,276,970	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $98,277,407 (c)	98,276,970
294,830,910	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $294,834,350 (d)	294,830,910
59,088,680	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $59,088,926 (e)	59,088,680
103,190,819	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $103,191,278 (f)	103,190,819
196,553,940	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $196,558,144 (g)	196,553,940
49,138,485	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,138,690 (h)	49,138,485
294,830,910	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $294,832,220 (i)	294,830,910
245,692,425	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $245,693,517 (j)	245,692,425
147,415,455	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $147,416,069 (k)	147,415,455
226,840,157	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $226,841,165 (l)	226,840,157
	Total Investment Securities (Cost $1,764,997,236) † — 103.4%	1,764,997,236
	Liabilities in excess of other assets — (3.4%)	(58,577,942)
	Net Assets — 100.0%	$1,706,419,294

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $297,752,468.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $50,121,262. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $100,242,509. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $300,728,566. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $60,270,493. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $105,255,423. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $200,485,420. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $50,121,319. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 123

  Short S&P500®  SH

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $300,727,881. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $250,606,844. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $150,364,225. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $231,377,281. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	7,824	12/18/09	$428,266,200	$(11,615,559)

Cash collateral in the amount of $43,226,478 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(150,489,871)	$(6,062,000)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(181,329,376)	(5,754,593)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(179,489,544)	(11,467,047)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(379,812,007)	(95,839,616)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(387,002,980)	(41,552,536)
		$(160,675,792)

See accompanying notes to the financial statements.

124 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SH  Short S&P500®

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$1,764,997,236	$1,764,997,236
Total Investment Securities	—	1,764,997,236	1,764,997,236
Other Financial Instruments*:
Futures Contracts	(11,615,559)	—	(11,615,559)
Swap Agreements	—	(160,675,792)	(160,675,792)
Total Other Financial Instruments	(11,615,559)	(160,675,792)	(172,291,351)
Total Investments	$(11,615,559)	$1,604,321,444	$1,592,705,885

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 125

  Short MidCap400  MYY

Principal Amount		Value
	Repurchase Agreements (a) — 114.1%
$1,237,081	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,237,086 (b)	$1,237,081
2,474,161	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,474,172 (c)	2,474,161
7,422,483	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $7,422,570 (d)	7,422,483
1,487,581	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,487,587 (e)	1,487,581
2,597,869	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,597,881 (f)	2,597,869
4,948,322	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $4,948,428 (g)	4,948,322
1,237,081	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,237,086 (h)	1,237,081
7,422,483	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,422,516 (i)	7,422,483
6,185,403	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,185,430 (j)	6,185,403
3,711,242	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,711,257 (k)	3,711,242
5,710,789	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,710,814 (l)	5,710,789
	Total Investment Securities (Cost $44,434,495) † — 114.1%	44,434,495
	Liabilities in excess of other assets — (14.1%)	(5,478,717)
	Net Assets — 100.0%	$38,955,778

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $9,713,203.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,261,823. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,523,644. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $7,570,959. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,517,334. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,649,846. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $5,047,299. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,261,824. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  MYY  Short MidCap400

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $7,570,942. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $6,309,125. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $3,785,478. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $5,825,013. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	91	12/18/09	$6,228,040	$94,516

Cash collateral in the amount of $638,300 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	$(1,098,541)	$(56,463)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(5,795,426)	(157,765)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(20,388,217)	(5,356,413)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	(5,452,123)	(484,879)
		$(6,055,520)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 127

  Short MidCap400  MYY

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$44,434,495	$44,434,495
Total Investment Securities	—	44,434,495	44,434,495
Other Financial Instruments*:
Futures Contracts	94,516	—	94,516
Swap Agreements	—	(6,055,520)	(6,055,520)
Total Other Financial Instruments	94,516	(6,055,520)	(5,961,004)
Total Investments	$94,516	$38,378,975	$38,473,491

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SBB  Short SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 105.4%
$1,216,746	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,216,751 (b)	$1,216,746
2,433,492	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,433,503 (c)	2,433,492
7,300,477	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $7,300,562 (d)	7,300,477
1,463,129	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,463,135 (e)	1,463,129
2,555,167	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,555,178 (f)	2,555,167
4,866,985	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $4,867,089 (g)	4,866,985
1,216,746	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,216,751 (h)	1,216,746
7,300,477	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,300,509 (i)	7,300,477
6,083,731	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,083,758 (j)	6,083,731
3,650,239	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,650,254 (k)	3,650,239
5,616,919	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,616,944 (l)	5,616,919
	Total Investment Securities (Cost $43,704,108) † — 105.4%	43,704,108
	Liabilities in excess of other assets — (5.4%)	(2,226,933)
	Net Assets — 100.0%	$41,477,175

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $9,055,114.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,241,081. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,482,162. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $7,446,512. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,492,393. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,606,290. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $4,964,335. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,241,083. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 129

  Short SmallCap600  SBB

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $7,446,495. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $6,205,420. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $3,723,255. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $5,729,265. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	$(2,510,833)	$(686,942)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(18,376,373)	(20,346)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(7,030,983)	(1,358,577)
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	(13,586,057)	(111,810)
		$(2,177,675)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$43,704,108	$43,704,108
Total Investment Securities	—	43,704,108	43,704,108
Other Financial Instruments*:
Swap Agreements	—	(2,177,675)	(2,177,675)
Total Other Financial Instruments	—	(2,177,675)	(2,177,675)
Total Investments	$—	$41,526,433	$41,526,433

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  RWM  Short Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 103.5%
$5,698,547	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,698,571 (b)	$5,698,547
11,397,093	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $11,397,144 (c)	11,397,093
34,191,280	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $34,191,679 (d)	34,191,280
6,852,462	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $6,852,491 (e)	6,852,462
11,966,948	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $11,967,001 (f)	11,966,948
22,794,187	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $22,794,675 (g)	22,794,187
5,698,547	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,698,571 (h)	5,698,547
34,191,280	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $34,191,432 (i)	34,191,280
28,492,733	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $28,492,860 (j)	28,492,733
17,095,640	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $17,095,711 (k)	17,095,640
26,306,451	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $26,306,568 (l)	26,306,451
	Total Investment Securities (Cost $204,685,168) † — 103.5%	204,685,168
	Liabilities in excess of other assets — (3.5%)	(6,876,445)
	Net Assets — 100.0%	$197,808,723

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $34,968,520.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $5,812,519. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $11,625,035. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $34,875,226. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $6,989,516. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $12,206,378. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $23,250,117. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $5,812,525. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 131

  Short Russell2000  RWM

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $34,875,146. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $29,062,654. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $17,437,606. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $26,832,617. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	810	12/18/09	$46,899,000	$712,148

Cash collateral in the amount of $3,449,146 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Short Russell2000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(66,312,737)	$(367,124)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(31,090,135)	(461,025)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(31,247,062)	(7,703,692)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(22,258,216)	(1,079,453)
		$(9,611,294)

See accompanying notes to the financial statements.

132 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  RWM  Short Russell2000

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$204,685,168	$204,685,168
Total Investment Securities	—	204,685,168	204,685,168
Other Financial Instruments*:
Futures Contracts	712,148	—	712,148
Swap Agreements	—	(9,611,294)	(9,611,294)
Total Other Financial Instruments	712,148	(9,611,294)	(8,899,146)
Total Investments	$712,148	$195,073,874	$195,786,022

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 133

  UltraShort QQQ®  QID

Principal Amount		Value
	Repurchase Agreements (a) — 127.5%
$33,531,494	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $33,531,634 (b)	$33,531,494
67,062,987	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $67,063,285 (c)	67,062,987
201,188,962	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $201,191,309 (d)	201,188,962
40,321,383	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $40,321,551 (e)	40,321,383
70,416,137	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $70,416,450 (f)	70,416,137
134,125,975	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $134,128,844 (g)	134,125,975
33,531,494	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $33,531,634 (h)	33,531,494
201,188,962	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $201,189,856 (i)	201,188,962
167,657,468	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $167,658,213 (j)	167,657,468
100,594,481	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $100,594,900 (k)	100,594,481
154,792,912	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $154,793,600 (l)	154,792,912
	Total Investment Securities (Cost $1,204,412,255) † — 127.5%	1,204,412,255
	Liabilities in excess of other assets — (27.5%)	(259,454,722)
	Net Assets — 100.0%	$944,957,533

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $476,641,156.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $34,202,129. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $68,404,247. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $205,213,449. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $41,127,838. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $71,824,997. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $136,808,769. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $34,202,168. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  QID  UltraShort QQQ®

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $205,212,982. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $171,011,007. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $102,606,685. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $157,888,989. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	6,038	12/18/09	$213,473,490	$(40,889)

Cash collateral in the amount of $25,172,639 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$(116,160,073)	$(2,498,776)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(135,629,737)	(4,413,543)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(102,058,592)	(17,704,584)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(665,189,227)	(184,498,784)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(657,371,788)	(64,276,909)
		$(273,392,596)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 135

  UltraShort QQQ®  QID

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$1,204,412,255	$1,204,412,255
Total Investment Securities	—	1,204,412,255	1,204,412,255
Other Financial Instruments*:
Futures Contracts	(40,889)	—	(40,889)
Swap Agreements	—	(273,392,596)	(273,392,596)
Total Other Financial Instruments	(40,889)	(273,392,596)	(273,433,485)
Total Investments	$(40,889)	$931,019,659	$930,978,770

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DXD  UltraShort Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 121.8%
$19,464,170	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $19,464,251 (b)	$19,464,170
38,928,340	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $38,928,513 (c)	38,928,340
116,785,020	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $116,786,382 (d)	116,785,020
23,405,526	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $23,405,624 (e)	23,405,526
40,874,757	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $40,874,939 (f)	40,874,757
77,856,680	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $77,858,345 (g)	77,856,680
19,464,170	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $19,464,251 (h)	19,464,170
116,785,020	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $116,785,539 (i)	116,785,020
97,320,850	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $97,321,283 (j)	97,320,850
58,392,510	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,392,753 (k)	58,392,510
89,853,306	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $89,853,705 (l)	89,853,306
	Total Investment Securities (Cost $699,130,349) † — 121.8%	699,130,349
	Liabilities in excess of other assets — (21.8%)	(125,195,425)
	Net Assets — 100.0%	$573,934,924

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $262,424,588.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $19,853,456. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $39,706,907. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $119,121,132. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $23,873,652. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $41,692,564. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $79,413,973. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $19,853,479. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 137

  UltraShort Dow30SM  DXD

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $119,120,860. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $99,267,493. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $59,560,543. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $91,650,499. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	2,618	12/18/09	$135,311,330	$(2,750,745)

Cash collateral in the amount of $17,792,037 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageSM Index	$(49,526,238)	$(1,526,433)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageSM Index	(63,343,083)	(1,979,671)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageSM Index	(120,468,193)	(12,702,456)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageSM Index	(464,135,342)	(116,644,159)
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageSM Index	(315,092,974)	(39,498,914)
		$(172,351,633)

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DXD  UltraShort Dow30SM

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$699,130,349	$699,130,349
Total Investment Securities	—	699,130,349	699,130,349
Other Financial Instruments*:
Futures Contracts	(2,750,745)	—	(2,750,745)
Swap Agreements	—	(172,351,633)	(172,351,633)
Total Other Financial Instruments	(2,750,745)	(172,351,633)	(175,102,378)
Total Investments	$(2,750,745)	$526,778,716	$524,027,971

*   These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 139

  UltraShort S&P500®  SDS

Principal Amount		Value
	Repurchase Agreements (a) — 122.7%
$114,611,003	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $114,611,481 (b)	$114,611,003
229,222,006	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $229,223,025 (c)	229,222,006
687,666,017	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $687,674,040 (d)	687,666,017
137,818,918	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $137,819,492 (e)	137,818,918
240,683,106	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $240,684,176 (f)	240,683,106
458,444,011	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $458,453,817 (g)	458,444,011
114,611,003	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $114,611,481 (h)	114,611,003
687,666,017	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $687,669,073 (i)	687,666,017
573,055,014	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $573,057,561 (j)	573,055,014
343,833,008	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $343,834,441 (k)	343,833,008
529,083,824	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $529,086,175 (l)	529,083,824
	Total Investment Securities (Cost $4,116,693,927) † — 122.7%	4,116,693,927
	Liabilities in excess of other assets — (22.7%)	(761,490,761)
	Net Assets — 100.0%	$3,355,203,166

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $1,565,508,908.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $116,903,241. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $233,806,446. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $701,421,758. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $140,575,389. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $245,498,605. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $467,613,828. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $116,903,374. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SDS  UltraShort S&P500®

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $701,420,159. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $584,517,446. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $350,710,743. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $539,666,249. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	15,473	12/18/09	$846,953,338	$(7,031,868)

Cash collateral in the amount of $86,115,954 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(365,005,329)	$(19,103,976)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(382,975,293)	(12,796,211)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(483,011,459)	(36,286,039)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(2,531,347,408)	(638,745,904)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(2,101,105,447)	(225,595,832)
		$(932,527,962)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 141

  UltraShort S&P500®  SDS

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$4,116,693,927	$4,116,693,927
Total Investment Securities	—	4,116,693,927	4,116,693,927
Other Financial Instruments*:
Futures Contracts	(7,031,868)	—	(7,031,868)
Swap Agreements	—	(932,527,962)	(932,527,962)
Total Other Financial Instruments	(7,031,868)	(932,527,962)	(939,559,830)
Total Investments	$(7,031,868)	$3,184,165,965	$3,177,134,097

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  TWQ  UltraShort Russell3000

Principal Amount		Value
	Repurchase Agreements (a) — 128.6%
$142,538	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $142,539 (b)	$142,538
285,075	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $285,076 (c)	285,075
855,226	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $855,236 (d)	855,226
171,401	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $171,402 (e)	171,401
299,329	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $299,330 (f)	299,329
570,151	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $570,163 (g)	570,151
142,538	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $142,539 (h)	142,538
855,226	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $855,230 (i)	855,226
712,688	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $712,691 (j)	712,688
427,613	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $427,615 (k)	427,613
658,001	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $658,004 (l)	658,001
	Total Investment Securities (Cost $5,119,786) † — 128.6%	5,119,786
	Liabilities in excess of other assets — (28.6%)	(1,139,597)
	Net Assets — 100.0%	$3,980,189

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $2,300,607.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $145,389. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $290,777. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $872,334. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $174,829. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $305,318. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $581,555. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $145,389. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 143

  UltraShort Russell3000  TWQ

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $872,332. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $726,943. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $436,167. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $671,162. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(6,412,708)	$(1,067,060)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(1,141,972)	(26,100)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(402,110)	(36,875)
		$(1,130,035)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$5,119,786	$5,119,786
Total Investment Securities	—	5,119,786	5,119,786
Other Financial Instruments*:
Swap Agreements	—	(1,130,035)	(1,130,035)
Total Other Financial Instruments	—	(1,130,035)	(1,130,035)
Total Investments	$—	$3,989,751	$3,989,751

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

144 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  MZZ  UltraShort MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 99.9%
$1,408,960	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,408,966 (b)	$1,408,960
2,817,920	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,817,933 (c)	2,817,920
8,453,759	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $8,453,858 (d)	8,453,759
1,694,264	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,694,271 (e)	1,694,264
2,958,816	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,958,829 (f)	2,958,816
5,635,839	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $5,635,960 (g)	5,635,839
1,408,960	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,408,966 (h)	1,408,960
8,453,759	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,453,797 (i)	8,453,759
7,044,799	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,044,830 (j)	7,044,799
4,226,880	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,226,898 (k)	4,226,880
6,504,243	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,504,272 (l)	6,504,243
	Total Investment Securities (Cost $50,608,199) † — 99.9%	50,608,199
	Other assets less liabilities — 0.1%	44,262
	Net Assets — 100.0%	$50,652,461

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $15,935,434.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,437,139. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,874,278. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $8,622,864. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,728,150. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,018,015. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $5,748,567. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,437,141. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 145

  UltraShort MidCap400  MZZ

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $8,622,844. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $7,185,711. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,311,431. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $6,634,337. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	202	12/18/09	$13,824,880	$316,096

Cash collateral in the amount of $1,375,635 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	$(12,599,154)	$(78,458)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(20,184,685)	(325,947)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(39,027,415)	1,112,829
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	(15,670,530)	(1,392,148)
		$(683,724)

See accompanying notes to the financial statements.

146 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  MZZ  UltraShort MidCap400

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$50,608,199	$50,608,199
Total Investment Securities	—	50,608,199	50,608,199
Other Financial Instruments*:
Futures Contracts	316,096	—	316,096
Swap Agreements	—	(683,724)	(683,724)
Total Other Financial Instruments	316,096	(683,724)	(367,628)
Total Investments	$316,096	$49,924,475	$50,240,571

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 147

  UltraShort SmallCap600  SDD

Principal Amount		Value
	Repurchase Agreements (a) — 124.3%
$976,156	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $976,160 (b)	$976,156
1,952,311	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,952,320 (c)	1,952,311
5,856,934	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $5,857,002 (d)	5,856,934
1,173,820	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,173,825 (e)	1,173,820
2,049,927	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,049,936 (f)	2,049,927
3,904,623	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $3,904,707 (g)	3,904,623
976,156	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $976,160 (h)	976,156
5,856,934	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,856,960 (i)	5,856,934
4,880,778	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,880,800 (j)	4,880,778
2,928,467	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,928,479 (k)	2,928,467
4,506,271	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,506,291 (l)	4,506,271
	Total Investment Securities (Cost $35,062,377) † — 124.3%	35,062,377
	Liabilities in excess of other assets — (24.3%)	(6,856,607)
	Net Assets — 100.0%	$28,205,770

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $14,059,214.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $995,679. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,991,357. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $5,974,093. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,197,297. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,090,941. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $3,982,723. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $995,680. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

148 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SDD  UltraShort SmallCap600

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $5,974,080. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $4,978,405. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,987,045. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $4,596,403. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	$(9,410,393)	$(2,223,570)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(21,314,827)	(59,256)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(17,069,890)	(4,304,386)
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	(8,630,377)	(230,050)
		$(6,817,262)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$35,062,377	$35,062,377
Total Investment Securities	—	35,062,377	35,062,377
Other Financial Instruments*:
Swap Agreements	—	(6,817,262)	(6,817,262)
Total Other Financial Instruments	—	(6,817,262)	(6,817,262)
Total Investments	$—	$28,245,115	$28,245,115

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 149

  UltraShort Russell2000  TWM

Principal Amount		Value
	Repurchase Agreements (a) — 120.5%
$17,303,132	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $17,303,204 (b)	$17,303,132
34,606,264	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $34,606,418 (c)	34,606,264
103,818,791	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $103,820,002 (d)	103,818,791
20,806,893	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $20,806,980 (e)	20,806,893
36,336,577	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $36,336,738 (f)	36,336,577
69,212,527	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $69,214,007 (g)	69,212,527
17,303,132	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $17,303,204 (h)	17,303,132
103,818,791	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $103,819,252 (i)	103,818,791
86,515,659	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $86,516,044 (j)	86,515,659
51,909,396	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $51,909,612 (k)	51,909,396
79,877,211	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $79,877,566 (l)	79,877,211
	Total Investment Securities (Cost $621,508,373) † — 120.5%	621,508,373
	Liabilities in excess of other assets — (20.5%)	(105,593,956)
	Net Assets — 100.0%	$515,914,417

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $233,854,670.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $17,649,197. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $35,298,389. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $105,895,532. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $21,223,045. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $37,063,586. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $70,596,919. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $17,649,217. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

150 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  TWM  UltraShort Russell2000

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $105,895,291. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $88,246,173. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $52,947,746. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $81,474,868. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	2,143	12/18/09	$124,079,700	$2,786,820

Cash collateral in the amount of $11,778,854 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(135,908,737)	$(2,513,394)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(206,285,526)	(2,226,909)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(410,117,687)	(101,110,953)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(155,413,038)	(7,537,037)
		$(113,388,293)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 151

  UltraShort Russell2000  TWM

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$621,508,373	$621,508,373
Total Investment Securities	—	621,508,373	621,508,373
Other Financial Instruments*:
Futures Contracts	2,786,820	—	2,786,820
Swap Agreements	—	(113,388,293)	(113,388,293)
Total Other Financial Instruments	2,786,820	(113,388,293)	(110,601,473)
Total Investments	$2,786,820	$508,120,080	$510,906,900

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

152 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SPXU  UltraPro Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 107.4%
$4,976,420	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,976,441 (b)	$4,976,420
9,952,840	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,952,884 (c)	9,952,840
29,858,519	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $29,858,867 (d)	29,858,519
5,984,110	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,984,135 (e)	5,984,110
10,450,482	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $10,450,528 (f)	10,450,482
19,905,680	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $19,906,106 (g)	19,905,680
4,976,420	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,976,441 (h)	4,976,420
29,858,519	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $29,858,652 (i)	29,858,519
24,882,100	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $24,882,211 (j)	24,882,100
14,929,260	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $14,929,322 (k)	14,929,260
22,972,866	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $22,972,968 (l)	22,972,866
	Total Investment Securities (Cost $178,747,216) † — 107.4%	178,747,216
	Liabilities in excess of other assets — (7.4%)	(12,324,261)
	Net Assets — 100.0%	$166,422,955

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $97,162,874.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $5,075,949. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $10,151,897. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $30,455,794. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $6,103,796. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $10,659,571. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $20,303,834. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $5,075,955. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 153

  UltraPro Short S&P500®  SPXU

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $30,455,725. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $25,379,800. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $15,227,892. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $23,432,356. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	905	12/18/09	$49,537,438	$(105,095)

Cash collateral in the amount of $5,715,624 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$(85,310,686)	$(8,222,107)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(300,218,525)	(9,200,904)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(64,186,623)	(214,537)
		$(17,637,548)

See accompanying notes to the financial statements.

154 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SPXU  UltraPro Short S&P500®

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$178,747,216	$178,747,216
Total Investment Securities	—	178,747,216	178,747,216
Other Financial Instruments*:
Futures Contracts	(105,095)	—	(105,095)
Swap Agreements	—	(17,637,548)	(17,637,548)
Total Other Financial Instruments	(105,095)	(17,637,548)	(17,742,643)
Total Investments	$(105,095)	$161,109,668	$161,004,573

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 155

  UltraShort Russell1000 Value  SJF

Principal Amount		Value
	Repurchase Agreements (a) — 118.4%
$403,156	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $403,158 (b)	$403,156
806,311	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $806,315 (c)	806,311
2,418,934	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $2,418,962 (d)	2,418,934
484,792	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $484,794 (e)	484,792
846,627	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $846,631 (f)	846,627
1,612,622	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,612,656 (g)	1,612,622
403,156	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $403,158 (h)	403,156
2,418,934	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,418,945 (i)	2,418,934
2,015,778	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,015,787 (j)	2,015,778
1,209,467	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,209,472 (k)	1,209,467
1,861,103	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,861,111 (l)	1,861,103
	Total Investment Securities (Cost $14,480,880) † — 118.4%	14,480,880
	Liabilities in excess of other assets — (18.4%)	(2,250,932)
	Net Assets — 100.0%	$12,229,948

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,156,355.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $411,219. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $822,437. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $2,467,321. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $494,488. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $863,566. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,644,878. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $411,220. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

156 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SJF  UltraShort Russell1000 Value

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $2,467,316. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,056,098. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,233,660. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,898,328. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(509,172)	$(82,289)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(6,600,259)	(31,492)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(12,341,886)	(2,052,282)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(4,973,515)	(63,195)
		$(2,229,258)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$14,480,880	$14,480,880
Total Investment Securities	—	14,480,880	14,480,880
Other Financial Instruments*:
Swap Agreements	—	(2,229,258)	(2,229,258)
Total Other Financial Instruments	—	(2,229,258)	(2,229,258)
Total Investments	$—	$12,251,622	$12,251,622

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 157

  UltraShort Russell1000 Growth  SFK

Principal Amount		Value
	Repurchase Agreements (a) — 128.0%
$401,154	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $401,156 (b)	$401,154
802,307	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $802,311 (c)	802,307
2,406,922	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $2,406,950 (d)	2,406,922
482,384	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $482,386 (e)	482,384
842,423	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $842,427 (f)	842,423
1,604,614	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,604,648 (g)	1,604,614
401,154	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $401,156 (h)	401,154
2,406,922	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,406,933 (i)	2,406,922
2,005,768	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,005,777 (j)	2,005,768
1,203,461	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,203,466 (k)	1,203,461
1,851,862	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,851,870 (l)	1,851,862
	Total Investment Securities (Cost $14,408,971) † — 128.0%	14,408,971
	Liabilities in excess of other assets — (28.0%)	(3,148,357)
	Net Assets — 100.0%	$11,260,614

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,767,599.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $409,177. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $818,353. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $2,455,069. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $492,032. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $859,278. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,636,710. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $409,178. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

158 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SFK  UltraShort Russell1000 Growth

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $2,455,063. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,045,888. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,227,534. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,888,902. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(4,245,382)	$(629,230)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(1,874,172)	(44,747)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(16,083,662)	(2,376,607)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(279,281)	(74,488)
		$(3,125,072)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$14,408,971	$14,408,971
Total Investment Securities	—	14,408,971	14,408,971
Other Financial Instruments*:
Swap Agreements	—	(3,125,072)	(3,125,072)
Total Other Financial Instruments	—	(3,125,072)	(3,125,072)
Total Investments	$—	$11,283,899	$11,283,899

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 159

  UltraShort Russell MidCap Value  SJL

Principal Amount		Value
	Repurchase Agreements (a) — 149.9%
$185,870	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $185,871 (b)	$185,870
371,740	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $371,742 (c)	371,740
1,115,220	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,115,233 (d)	1,115,220
223,507	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $223,508 (e)	223,507
390,327	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $390,329 (f)	390,327
743,480	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $743,496 (g)	743,480
185,870	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $185,871 (h)	185,870
1,115,220	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,115,225 (i)	1,115,220
929,350	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $929,354 (j)	929,350
557,610	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $557,612 (k)	557,610
858,042	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $858,046 (l)	858,042
	Total Investment Securities (Cost $6,676,236) † — 149.9%	6,676,236
	Liabilities in excess of other assets — (49.9%)	(2,221,954)
	Net Assets — 100.0%	$4,454,282

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $2,728,529.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $189,587. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $379,175. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,137,528. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $227,977. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $398,137. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $758,351. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $189,588. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

160 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SJL  UltraShort Russell MidCap Value

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,137,526. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $947,939. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $568,764. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $875,204. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(996,927)	$(193,321)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(1,147,457)	(19,242)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(6,307,829)	(1,940,606)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(456,751)	(51,607)
		$(2,204,776)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$6,676,236	$6,676,236
Total Investment Securities	—	6,676,236	6,676,236
Other Financial Instruments*:
Swap Agreements	—	(2,204,776)	(2,204,776)
Total Other Financial Instruments	—	(2,204,776)	(2,204,776)
Total Investments	$—	$4,471,460	$4,471,460

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 161

  UltraShort Russell MidCap Growth  SDK

Principal Amount		Value
	Repurchase Agreements (a) — 106.1%
$197,755	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $197,756 (b)	$197,755
395,511	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $395,513 (c)	395,511
1,186,532	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,186,546 (d)	1,186,532
237,799	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $237,800 (e)	237,799
415,286	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $415,288 (f)	415,286
791,021	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $791,038 (g)	791,021
197,755	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $197,756 (h)	197,755
1,186,532	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,186,537 (i)	1,186,532
988,777	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $988,781 (j)	988,777
593,266	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $593,268 (k)	593,266
912,907	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $912,911 (l)	912,907
	Total Investment Securities (Cost $7,103,141) † — 106.1%	7,103,141
	Liabilities in excess of other assets — (6.1%)	(410,394)
	Net Assets — 100.0%	$6,692,747

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $2,412,419.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $201,710. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $403,421. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,210,267. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $242,555. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $423,595. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $806,843. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $201,710. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

162 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SDK  UltraShort Russell MidCap Growth

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,210,264. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,008,555. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $605,133. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $931,166. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(2,844,305)	$(474,380)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(3,292,360)	(20,892)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(5,073,458)	168,318
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(2,172,791)	(64,356)
		$(391,310)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$7,103,141	$7,103,141
Total Investment Securities	—	7,103,141	7,103,141
Other Financial Instruments*:
Swap Agreements	—	(391,310)	(391,310)
Total Other Financial Instruments	—	(391,310)	(391,310)
Total Investments	$—	$6,711,831	$6,711,831

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 163

  UltraShort Russell2000 Value  SJH

Principal Amount		Value
	Repurchase Agreements (a) — 128.3%
$503,603	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $503,605 (b)	$503,603
1,007,207	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,007,211 (c)	1,007,207
3,021,621	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $3,021,656 (d)	3,021,621
605,580	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $605,583 (e)	605,580
1,057,567	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,057,572 (f)	1,057,567
2,014,414	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $2,014,457 (g)	2,014,414
503,603	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $503,605 (h)	503,603
3,021,621	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,021,634 (i)	3,021,621
2,518,017	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,518,028 (j)	2,518,017
1,510,810	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,510,816 (k)	1,510,810
2,324,806	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,324,816 (l)	2,324,806
	Total Investment Securities (Cost $18,088,849) † — 128.3%	18,088,849
	Liabilities in excess of other assets — (28.3%)	(3,992,481)
	Net Assets — 100.0%	$14,096,368

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $7,594,778.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $513,675. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,027,351. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $3,082,064. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $617,692. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,078,726. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $2,054,706. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $513,676. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

164 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SJH  UltraShort Russell2000 Value

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $3,082,057. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,568,383. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,541,031. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $2,371,305. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(9,270,872)	$(1,844,552)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(6,960,341)	(24,535)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(7,816,057)	(1,967,074)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(4,166,927)	(130,395)
		$(3,966,556)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$18,088,849	$18,088,849
Total Investment Securities	—	18,088,849	18,088,849
Other Financial Instruments*:
Swap Agreements	—	(3,966,556)	(3,966,556)
Total Other Financial Instruments	—	(3,966,556)	(3,966,556)
Total Investments	$—	$14,122,293	$14,122,293

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 165

  UltraShort Russell2000 Growth  SKK

Principal Amount		Value
	Repurchase Agreements (a) — 118.5%
$466,292	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $466,294 (b)	$466,292
932,585	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $932,589 (c)	932,585
2,797,755	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $2,797,788 (d)	2,797,755
560,713	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $560,715 (e)	560,713
979,214	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $979,218 (f)	979,214
1,865,170	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,865,210 (g)	1,865,170
466,292	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $466,294 (h)	466,292
2,797,755	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,797,767 (i)	2,797,755
2,331,462	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,331,472 (j)	2,331,462
1,398,877	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,398,883 (k)	1,398,877
2,152,568	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,152,578 (l)	2,152,568
	Total Investment Securities (Cost $16,748,683) † — 118.5%	16,748,683
	Liabilities in excess of other assets — (18.5%)	(2,616,948)
	Net Assets — 100.0%	$14,131,735

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $7,075,248.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $475,618. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $951,237. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $2,853,720. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $571,928. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $998,806. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,902,477. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $475,618. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

166 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SKK  UltraShort Russell2000 Growth

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $2,853,713. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,378,097. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,426,859. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $2,195,622. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(6,776,192)	$(1,333,829)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(8,892,991)	31,301
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(5,201,917)	(1,252,629)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(7,404,277)	(35,679)
		$(2,590,836)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$16,748,683	$16,748,683
Total Investment Securities	—	16,748,683	16,748,683
Other Financial Instruments*:
Swap Agreements	—	(2,590,836)	(2,590,836)
Total Other Financial Instruments	—	(2,590,836)	(2,590,836)
Total Investments	$—	$14,157,847	$14,157,847

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 167

  Short Financials  SEF

Principal Amount		Value
	Repurchase Agreements (a) — 114.4%
$3,618,206	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,618,221 (b)	$3,618,206
7,236,411	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,236,443 (c)	7,236,411
21,709,234	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $21,709,487 (d)	21,709,234
4,350,867	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,350,885 (e)	4,350,867
7,598,232	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,598,266 (f)	7,598,232
14,472,823	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $14,473,133 (g)	14,472,823
3,618,206	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,618,221 (h)	3,618,206
21,709,234	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $21,709,330 (i)	21,709,234
18,091,029	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $18,091,109 (j)	18,091,029
10,854,617	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $10,854,662 (k)	10,854,617
16,702,883	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $16,702,957 (l)	16,702,883
	Total Investment Securities (Cost $129,961,742) † — 114.4%	129,961,742
	Liabilities in excess of other assets — (14.4%)	(16,361,121)
	Net Assets — 100.0%	$113,600,621

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $31,821,188.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $3,690,571. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $7,381,139. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $22,143,495. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $4,437,887. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $7,750,255. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $14,762,309. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $3,690,575. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

168 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SEF  Short Financials

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $22,143,445. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $18,452,892. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $11,071,743. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $17,036,964. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(16,129,487)	$(396,277)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(11,732,499)	(523,437)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(17,172,851)	(833,611)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(53,704,330)	(19,439,176)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(14,830,424)	(370,178)
		$(21,562,679)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$129,961,742	$129,961,742
Total Investment Securities	—	129,961,742	129,961,742
Other Financial Instruments*:
Swap Agreements	—	(21,562,679)	(21,562,679)
Total Other Financial Instruments	—	(21,562,679)	(21,562,679)
Total Investments	$—	$108,399,063	$108,399,063

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 169

  Short Oil & Gas  DDG

Principal Amount		Value
	Repurchase Agreements (a) — 99.7%
$428,675	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $428,677 (b)	$428,675
857,349	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $857,353 (c)	857,349
2,572,048	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $2,572,078 (d)	2,572,048
515,478	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $515,480 (e)	515,478
900,217	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $900,221 (f)	900,217
1,714,699	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,714,736 (g)	1,714,699
428,675	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $428,677 (h)	428,675
2,572,048	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,572,059 (i)	2,572,048
2,143,374	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,143,384 (j)	2,143,374
1,286,024	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,286,029 (k)	1,286,024
1,978,911	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,978,920 (l)	1,978,911
	Total Investment Securities (Cost $15,397,498) † — 99.7%	15,397,498
	Other assets less liabilities — 0.3%	38,835
	Net Assets — 100.0%	$15,436,333

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $3,119,994.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $437,249. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $874,496. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $2,623,498. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $525,788. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $918,228. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,748,996. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $437,249. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to

See accompanying notes to the financial statements.

170 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DDG  Short Oil & Gas

03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $2,623,492. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,186,246. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,311,749. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $2,018,492. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(5,592,709)	$4,896
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,432,793)	(378,142)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(3,613,900)	(79,597)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(2,490,044)	(517,406)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(2,376,252)	332
		$(969,917)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$15,397,498	$15,397,498
Total Investment Securities	—	15,397,498	15,397,498
Other Financial Instruments*:
Swap Agreements	—	(969,917)	(969,917)
Total Other Financial Instruments	—	(969,917)	(969,917)
Total Investments	$—	$14,427,581	$14,427,581

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 171

  UltraShort Basic Materials  SMN

Principal Amount		Value
	Repurchase Agreements (a) — 161.0%
$4,551,525	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,551,544 (b)	$4,551,525
9,103,050	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,103,090 (c)	9,103,050
27,309,149	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $27,309,468 (d)	27,309,149
5,473,176	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,473,199 (e)	5,473,176
9,558,202	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,558,244 (f)	9,558,202
18,206,099	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $18,206,488 (g)	18,206,099
4,551,525	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,551,544 (h)	4,551,525
27,309,149	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $27,309,270 (i)	27,309,149
22,757,624	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $22,757,725 (j)	22,757,624
13,654,574	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $13,654,631 (k)	13,654,574
21,011,405	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $21,011,498 (l)	21,011,405
	Total Investment Securities (Cost $163,485,478) † — 161.0%	163,485,478
	Liabilities in excess of other assets — (61.0%)	(61,951,308)
	Net Assets — 100.0%	$101,534,170

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $88,259,703, including $5,980,921 related to Lehman. See Note 14 to the Financial Statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $4,642,556. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $9,285,111. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $27,855,428. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $5,582,643. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $9,749,439. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $18,570,258. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $4,642,561. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

172 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SMN  UltraShort Basic Materials

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $27,855,365. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $23,212,829. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $13,927,708. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $21,431,663. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(45,387,016)	$(20,814,227)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(35,292,460)	(1,232,710)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(76,808,793)	(29,498,593)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(45,624,679)	(4,330,281)
		$(55,875,811)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$163,485,478	$163,485,478
Total Investment Securities	—	163,485,478	163,485,478
Other Financial Instruments*:
Swap Agreements	—	(55,875,811)	(55,875,811)
Total Other Financial Instruments	—	(55,875,811)	(55,875,811)
Total Investments	$—	$107,609,667	$107,609,667

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 173

  UltraShort Consumer Goods  SZK

Principal Amount		Value
	Repurchase Agreements (a) — 150.8%
$823,852	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $823,855 (b)	$823,852
1,647,704	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,647,711 (c)	1,647,704
4,943,113	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $4,943,171 (d)	4,943,113
990,676	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $990,680 (e)	990,676
1,730,090	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,730,098 (f)	1,730,090
3,295,409	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $3,295,479 (g)	3,295,409
823,852	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $823,855 (h)	823,852
4,943,113	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,943,135 (i)	4,943,113
4,119,261	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,119,279 (j)	4,119,261
2,471,557	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,471,567 (k)	2,471,557
3,803,188	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,803,205 (l)	3,803,188
	Total Investment Securities (Cost $29,591,815) † — 150.8%	29,591,815
	Liabilities in excess of other assets — (50.8%)	(9,963,395)
	Net Assets — 100.0%	$19,628,420

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $13,401,526.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $840,329. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,680,658. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $5,041,993. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,010,490. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,764,705. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $3,361,324. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $840,330. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

174 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SZK  UltraShort Consumer Goods

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $5,041,981. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $4,201,656. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,520,996. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,879,257. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(22,217,083)	$(6,643,234)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,858,417)	(129,523)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(11,713,540)	(2,974,653)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(2,431,743)	(88,476)
		$(9,835,886)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$29,591,815	$29,591,815
Total Investment Securities	—	29,591,815	29,591,815
Other Financial Instruments*:
Swap Agreements	—	(9,835,886)	(9,835,886)
Total Other Financial Instruments	—	(9,835,886)	(9,835,886)
Total Investments	$—	$19,755,929	$19,755,929

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 175

  UltraShort Consumer Services  SCC

Principal Amount		Value
	Repurchase Agreements (a) — 143.9%
$1,709,360	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,709,367 (b)	$1,709,360
3,418,721	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,418,736 (c)	3,418,721
10,256,163	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $10,256,283 (d)	10,256,163
2,055,494	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,055,503 (e)	2,055,494
3,589,657	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,589,673 (f)	3,589,657
6,837,442	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $6,837,588 (g)	6,837,442
1,709,360	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,709,367 (h)	1,709,360
10,256,163	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $10,256,209 (i)	10,256,163
8,546,802	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,546,840 (j)	8,546,802
5,128,081	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,128,102 (k)	5,128,081
7,890,998	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,891,033 (l)	7,890,998
	Total Investment Securities (Cost $61,398,241) † — 143.9%	61,398,241
	Liabilities in excess of other assets — (43.9%)	(18,729,817)
	Net Assets — 100.0%	$42,668,424

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $25,789,137.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,743,547. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,487,095. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $10,461,322. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $2,096,605. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,661,478. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,974,205. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,743,549. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

176 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SCC  UltraShort Consumer Services

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $10,461,299. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $8,717,758. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $5,230,659. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $8,048,829. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(2,961,085)	$(57,155)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(11,308,479)	(386,192)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(66,666,351)	(17,518,008)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(4,203,471)	(137,641)
		$(18,098,996)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$61,398,241	$61,398,241
Total Investment Securities	—	61,398,241	61,398,241
Other Financial Instruments*:
Swap Agreements	—	(18,098,996)	(18,098,996)
Total Other Financial Instruments	—	(18,098,996)	(18,098,996)
Total Investments	$—	$43,299,245	$43,299,245

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 177

  UltraShort Financials  SKF

Principal Amount		Value
	Repurchase Agreements (a) — 102.5%
$25,778,965	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $25,779,072 (b)	$25,778,965
51,557,930	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $51,558,159 (c)	51,557,930
154,673,789	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $154,675,594 (d)	154,673,789
30,999,022	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $30,999,151 (e)	30,999,022
54,135,826	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $54,136,067 (f)	54,135,826
103,115,859	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $103,118,065 (g)	103,115,859
25,778,965	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $25,779,072 (h)	25,778,965
154,673,789	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $154,674,476 (i)	154,673,789
128,894,824	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $128,895,397 (j)	128,894,824
77,336,894	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $77,337,216 (k)	77,336,894
119,004,573	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $119,005,102 (l)	119,004,573
	Total Investment Securities (Cost $925,950,436) † — 102.5%	925,950,436
	Liabilities in excess of other assets — (2.5%)	(22,684,105)
	Net Assets — 100.0%	$903,266,331

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $260,042,534.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $26,294,548. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $52,589,089. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $157,767,809. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $31,619,023. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $55,218,956. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $105,178,387. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $26,294,578. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

178 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SKF  UltraShort Financials

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $157,767,450. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $131,473,020. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $78,883,874. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $121,384,833. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(214,203,631)	$(5,340,286)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(234,340,811)	(9,211,980)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(99,529,867)	(7,749,755)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(991,446,361)	(44,577,831)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(264,713,664)	(9,799,989)
		$(76,679,841)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$925,950,436	$925,950,436
Total Investment Securities	—	925,950,436	925,950,436
Other Financial Instruments*:
Swap Agreements	—	(76,679,841)	(76,679,841)
Total Other Financial Instruments	—	(76,679,841)	(76,679,841)
Total Investments	$—	$849,270,595	$849,270,595

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 179

  UltraShort Health Care  RXD

Principal Amount		Value
	Repurchase Agreements (a) — 140.0%
$213,987	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $213,988 (b)	$213,987
427,974	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $427,976 (c)	427,974
1,283,921	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,283,936 (d)	1,283,921
257,318	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $257,319 (e)	257,318
449,372	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $449,374 (f)	449,372
855,947	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $855,965 (g)	855,947
213,987	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $213,988 (h)	213,987
1,283,921	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,283,927 (i)	1,283,921
1,069,934	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,069,939 (j)	1,069,934
641,960	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $641,963 (k)	641,960
987,836	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $987,840 (l)	987,836
	Total Investment Securities (Cost $7,686,157) † — 140.0%	7,686,157
	Liabilities in excess of other assets — (40.0%)	(2,195,367)
	Net Assets — 100.0%	$5,490,790

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $3,811,298.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $218,267. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $436,533. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,309,604. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $262,465. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $458,363. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $873,068. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $218,267. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

180 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  RXD  UltraShort Health Care

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,309,601. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,091,335. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $654,801. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,007,594. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(8,912,540)	$(2,019,301)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(908,694)	(57,920)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(947,753)	(56,247)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(165,345)	(45,822)
		$(2,179,290)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$7,686,157	$7,686,157
Total Investment Securities	—	7,686,157	7,686,157
Other Financial Instruments*:
Swap Agreements	—	(2,179,290)	(2,179,290)
Total Other Financial Instruments	—	(2,179,290)	(2,179,290)
Total Investments	$—	$5,506,867	$5,506,867

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 181

  UltraShort Industrials  SIJ

Principal Amount		Value
	Repurchase Agreements (a) — 137.2%
$809,070	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $809,073 (b)	$809,070
1,618,141	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,618,148 (c)	1,618,141
4,854,422	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $4,854,479 (d)	4,854,422
972,901	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $972,905 (e)	972,901
1,699,048	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,699,056 (f)	1,699,048
3,236,281	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $3,236,350 (g)	3,236,281
809,070	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $809,073 (h)	809,070
4,854,422	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,854,444 (i)	4,854,422
4,045,351	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,045,369 (j)	4,045,351
2,427,211	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,427,221 (k)	2,427,211
3,734,947	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,734,964 (l)	3,734,947
	Total Investment Securities (Cost $29,060,864) † — 137.2%	29,060,864
	Liabilities in excess of other assets — (37.2%)	(7,875,636)
	Net Assets — 100.0%	$21,185,228

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $12,628,580, including $967,204 related to Lehman. See Note 14 to the Financial Statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $825,252. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,650,504. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $4,951,528. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $992,360. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,733,042. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $3,301,013. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $825,252. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

182 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SIJ  UltraShort Industrials

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $4,951,516. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $4,126,267. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,475,763. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,809,651. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swaps Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(8,751,324)	$19,713
Equity Index Swaps Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(6,557,534)	(18,212)
Equity Index Swaps Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(21,575,883)	(6,903,581)
Equity Index Swaps Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(5,356,978)	26,535
		$(6,875,545)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$29,060,864	$29,060,864
Total Investment Securities	—	29,060,864	29,060,864
Other Financial Instruments*:
Swap Agreements	—	(6,875,545)	(6,875,545)
Total Other Financial Instruments	—	(6,875,545)	(6,875,545)
Total Investments	$—	$22,185,319	$22,185,319

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 183

  UltraShort Oil & Gas  DUG

Principal Amount		Value
	Repurchase Agreements (a) — 124.6%
$9,255,415	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,255,454 (b)	$9,255,415
18,510,830	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $18,510,912 (c)	18,510,830
55,532,489	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $55,533,137 (d)	55,532,489
11,129,571	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $11,129,617 (e)	11,129,571
19,436,371	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $19,436,457 (f)	19,436,371
37,021,660	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $37,022,452 (g)	37,021,660
9,255,415	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,255,454 (h)	9,255,415
55,532,489	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $55,532,736 (i)	55,532,489
46,277,075	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $46,277,281 (j)	46,277,075
27,766,245	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $27,766,361 (k)	27,766,245
42,726,179	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $42,726,369 (l)	42,726,179
	Total Investment Securities (Cost $332,443,739) † — 124.6%	332,443,739
	Liabilities in excess of other assets — (24.6%)	(65,573,825)
	Net Assets — 100.0%	$266,869,914

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $147,167,178.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $9,440,525. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $18,881,047. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $56,643,334. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $11,352,170. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $19,825,247. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $37,762,169. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $9,440,535. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

184 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  DUG  UltraShort Oil & Gas

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $56,643,205. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $47,202,724. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $28,321,657. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $43,580,763. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(102,802,813)	$(802,591)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(112,156,401)	(29,600,295)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(66,043,389)	(3,832,360)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(211,653,729)	(43,979,477)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(41,088,024)	(338,639)
		$(78,553,362)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$332,443,739	$332,443,739
Total Investment Securities	—	332,443,739	332,443,739
Other Financial Instruments*:
Swap Agreements	—	(78,553,362)	(78,553,362)
Total Other Financial Instruments	—	(78,553,362)	(78,553,362)
Total Investments	$—	$253,890,377	$253,890,377

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 185

  UltraShort Real Estate  SRS

Principal Amount		Value
	Repurchase Agreements (a) — 109.8%
$26,169,922	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $26,170,031 (b)	$26,169,922
52,339,844	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $52,340,077 (c)	52,339,844
157,019,531	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $157,021,363 (d)	157,019,531
31,469,145	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $31,469,276 (e)	31,469,145
54,956,836	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $54,957,080 (f)	54,956,836
104,679,687	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $104,681,926 (g)	104,679,687
26,169,922	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $26,170,031 (h)	26,169,922
157,019,531	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $157,020,229 (i)	157,019,531
130,849,609	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $130,850,191 (j)	130,849,609
78,509,765	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $78,510,092 (k)	78,509,765
120,809,364	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $120,809,901 (l)	120,809,364
	Total Investment Securities (Cost $939,993,156) † — 109.8%	939,993,156
	Liabilities in excess of other assets — (9.8%)	(83,666,916)
	Net Assets — 100.0%	$856,326,240

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $306,459,502.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $26,693,324. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $53,386,641. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $160,160,474. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $32,098,549. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $56,056,392. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $106,773,495. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $26,693,355. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

186 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SRS  UltraShort Real Estate

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $160,160,109. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $133,466,905. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $80,080,206. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $123,225,722. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(220,424,236)	$(8,855,708)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(57,105,797)	(20,371,785)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(167,898,839)	(18,718,271)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(1,059,876,808)	(59,050,784)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(199,094,134)	(23,506,949)
		$(130,503,497)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$939,993,156	$939,993,156
Total Investment Securities	—	939,993,156	939,993,156
Other Financial Instruments*:
Swap Agreements	—	(130,503,497)	(130,503,497)
Total Other Financial Instruments	—	(130,503,497)	(130,503,497)
Total Investments	$—	$809,489,659	$809,489,659

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 187

  UltraShort Semiconductors  SSG

Principal Amount		Value
	Repurchase Agreements (a) — 132.6%
$1,281,884	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,281,889 (b)	$1,281,884
2,563,768	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,563,779 (c)	2,563,768
7,691,305	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $7,691,395 (d)	7,691,305
1,541,457	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,541,463 (e)	1,541,457
2,691,957	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,691,969 (f)	2,691,957
5,127,537	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $5,127,647 (g)	5,127,537
1,281,884	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,281,889 (h)	1,281,884
7,691,305	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,691,339 (i)	7,691,305
6,409,421	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,409,449 (j)	6,409,421
3,845,653	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $3,845,669 (k)	3,845,653
5,917,620	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,917,646 (l)	5,917,620
	Total Investment Securities (Cost $46,043,791) † — 132.6%	46,043,791
	Liabilities in excess of other assets — (32.6%)	(11,312,724)
	Net Assets — 100.0%	$34,731,067

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $21,308,304.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,307,522. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,615,043. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $7,845,158. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,572,287. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,745,817. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $5,230,098. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,307,523. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

188 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SSG  UltraShort Semiconductors

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $7,845,140. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $6,537,624. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $3,922,578. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $6,035,981. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(15,105,312)	$(4,517,653)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(16,829,096)	(707,649)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(19,795,715)	(5,027,375)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(17,667,519)	(955,583)
		$(11,208,260)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$46,043,791	$46,043,791
Total Investment Securities	—	46,043,791	46,043,791
Other Financial Instruments*:
Swap Agreements	—	(11,208,260)	(11,208,260)
Total Other Financial Instruments	—	(11,208,260)	(11,208,260)
Total Investments	$—	$34,835,531	$34,835,531

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 189

  UltraShort Technology  REW

Principal Amount		Value
	Repurchase Agreements (a) — 141.3%
$980,412	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $980,416 (b)	$980,412
1,960,825	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,960,834 (c)	1,960,825
5,882,474	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $5,882,543 (d)	5,882,474
1,178,939	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,178,944 (e)	1,178,939
2,058,866	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,058,875 (f)	2,058,866
3,921,649	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $3,921,733 (g)	3,921,649
980,412	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $980,416 (h)	980,412
5,882,474	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,882,500 (i)	5,882,474
4,902,062	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,902,084 (j)	4,902,062
2,941,237	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,941,249 (k)	2,941,237
4,525,920	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,525,940 (l)	4,525,920
	Total Investment Securities (Cost $35,215,270) † — 141.3%	35,215,270
	Liabilities in excess of other assets — (41.3%)	(10,289,808)
	Net Assets — 100.0%	$24,925,462

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $15,427,592, including $1,165,367 related to Lehman. See Note 14 to the Financial Statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,000,020. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,000,042. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $6,000,144. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,202,519. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,100,059. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $4,000,090. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,000,022. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

190 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  REW  UltraShort Technology

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $6,000,131. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $5,000,115. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $3,000,071. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $4,616,445. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(7,672,459)	$18,293
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(7,512,910)	(106,474)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(28,892,874)	(9,029,451)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(5,753,970)	24,695
		$(9,092,937)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$35,215,270	$35,215,270
Total Investment Securities	—	35,215,270	35,215,270
Other Financial Instruments*:
Swap Agreements	—	(9,092,938)	(9,092,938)
Total Other Financial Instruments	—	(9,092,938)	(9,092,938)
Total Investments	$—	$26,122,332	$26,122,332

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 191

  UltraShort Telecommunications  TLL

Principal Amount		Value
	Repurchase Agreements (a) — 108.7%
$39,373	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $39,373 (b)	$39,373
78,746	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $78,746 (c)	78,746
236,239	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $236,242 (d)	236,239
47,346	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $47,346 (e)	47,346
82,683	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $82,683 (f)	82,683
157,492	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $157,495 (g)	157,492
39,373	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $39,373 (h)	39,373
236,239	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $236,240 (i)	236,239
196,865	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $196,866 (j)	196,865
118,119	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $118,119 (k)	118,119
181,761	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $181,762 (l)	181,761
	Total Investment Securities (Cost $1,414,236) † — 108.7%	1,414,236
	Liabilities in excess of other assets — (8.7%)	(113,467)
	Net Assets — 100.0%	$1,300,769

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $578,845.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $40,160. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $80,321. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $240,965. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $48,293. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $84,337. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $160,642. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $40,161. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

192 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  TLL  UltraShort Telecommunications

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $240,964. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $200,803. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $120,482. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $185,396. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(443,050)	$(13,673)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(599,474)	(33,558)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(976,819)	8,307
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(578,746)	(36,421)
		$(75,345)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$1,414,236	$1,414,236
Total Investment Securities	—	1,414,236	1,414,236
Other Financial Instruments*:
Swap Agreements	—	(75,345)	(75,345)
Total Other Financial Instruments	—	(75,345)	(75,345)
Total Investments	$—	$1,338,891	$1,338,891

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 193

  UltraShort Utilities  SDP

Principal Amount		Value
	Repurchase Agreements (a) — 132.2%
$321,443	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $321,444 (b)	$321,443
642,885	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $642,888 (c)	642,885
1,928,655	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,928,678 (d)	1,928,655
386,532	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $386,534 (e)	386,532
675,029	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $675,032 (f)	675,029
1,285,770	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,285,798 (g)	1,285,770
321,443	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $321,444 (h)	321,443
1,928,655	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,928,664 (i)	1,928,655
1,607,213	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,607,220 (j)	1,607,213
964,328	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $964,332 (k)	964,328
1,483,888	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,483,895 (l)	1,483,888
	Total Investment Securities (Cost $11,545,841) † — 132.2%	11,545,841
	Liabilities in excess of other assets — (32.2%)	(2,810,253)
	Net Assets — 100.0%	$8,735,588

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,198,392, including $383,768 related to Lehman. See Note 14 to the Financial Statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $327,872. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $655,743. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,967,235. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $394,263. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $688,535. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,311,488. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $327,872. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

194 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SDP  UltraShort Utilities

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,967,230. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,639,361. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $983,618. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,513,568. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(3,811,360)	$(303,298)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,070,787)	(70,753)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(11,614,527)	(1,984,795)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(939,248)	(47,515)
		$(2,406,361)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$11,545,841	$11,545,841
Total Investment Securities	—	11,545,841	11,545,841
Other Financial Instruments*:
Swap Agreements	—	(2,406,361)	(2,406,361)
Total Other Financial Instruments	—	(2,406,361)	(2,406,361)
Total Investments	$—	$9,139,480	$9,139,480

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 195

  Short MSCI EAFE  EFZ

Principal Amount		Value
	Repurchase Agreements (a) — 101.2%
$1,497,035	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,497,041 (b)	$1,497,035
2,994,071	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,994,084 (c)	2,994,071
8,982,212	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $8,982,317 (d)	8,982,212
1,800,174	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,800,182 (e)	1,800,174
3,143,774	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,143,788 (f)	3,143,774
5,988,142	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $5,988,270 (g)	5,988,142
1,497,035	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,497,041 (h)	1,497,035
8,982,212	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,982,252 (i)	8,982,212
7,485,177	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,485,210 (j)	7,485,177
4,491,106	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,491,125 (k)	4,491,106
6,910,832	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,910,863 (l)	6,910,832
	Total Investment Securities (Cost $53,771,770) † — 101.2%	53,771,770
	Liabilities in excess of other assets — (1.2%)	(642,900)
	Net Assets — 100.0%	$53,128,870

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,382,105.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,526,976. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,053,952. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $9,161,888. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,836,179. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,206,673. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,107,917. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,526,978. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

196 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EFZ  Short MSCI EAFE

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $9,161,867. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $7,634,898. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,580,942. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $7,049,058. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(17,645,912)	$(140,802)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(20,882,714)	(334,811)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(14,590,214)	(94,719)
		$(570,332)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$53,771,770	$53,771,770
Total Investment Securities	—	53,771,770	53,771,770
Other Financial Instruments*:
Swap Agreements	—	(570,332)	(570,332)
Total Other Financial Instruments	—	(570,332)	(570,332)
Total Investments	$—	$53,201,438	$53,201,438

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 197

  Short MSCI Emerging Markets  EUM

Principal Amount		Value
	Repurchase Agreements (a) — 108.4%
$6,912,862	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $6,912,891 (b)	$6,912,862
13,825,724	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $13,825,785 (c)	13,825,724
41,477,171	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $41,477,655 (d)	41,477,171
8,312,667	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $8,312,702 (e)	8,312,667
14,517,010	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $14,517,075 (f)	14,517,010
27,651,447	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $27,652,038 (g)	27,651,447
6,912,862	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $6,912,891 (h)	6,912,862
41,477,171	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $41,477,355 (i)	41,477,171
34,564,309	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $34,564,463 (j)	34,564,309
20,738,585	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $20,738,671 (k)	20,738,585
31,912,148	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $31,912,290 (l)	31,912,148
	Total Investment Securities (Cost $248,301,956) † — 108.4%	248,301,956
	Liabilities in excess of other assets — (8.4%)	(19,185,400)
	Net Assets — 100.0%	$229,116,556

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $53,923,815.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $7,051,120. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $14,102,238. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $42,306,860. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $8,478,926. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $14,807,461. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $28,204,532. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $7,051,128. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

198 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EUM  Short MSCI Emerging Markets

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $42,306,764. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $35,255,675. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $21,153,422. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $32,550,436. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(73,629,489)	$(2,157,093)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(43,114,849)	(2,078,596)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets index®	(26,623,003)	(1,284,145)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(39,896,013)	(15,395,837)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(45,377,026)	(5,429,559)
		$(26,345,230)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$248,301,956	$248,301,956
Total Investment Securities	—	248,301,956	248,301,956
Other Financial Instruments*:
Swap Agreements	—	(26,345,230)	(26,345,230)
Total Other Financial Instruments	—	(26,345,230)	(26,345,230)
Total Investments	$—	$221,956,726	$221,956,726

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 199

  UltraShort MSCI EAFE  EFU

Principal Amount		Value
	Repurchase Agreements (a) — 114.3%
$847,781	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $847,785 (b)	$847,781
1,695,563	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,695,571 (c)	1,695,563
5,086,688	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $5,086,747 (d)	5,086,688
1,019,451	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,019,455 (e)	1,019,451
1,780,341	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,780,349 (f)	1,780,341
3,391,126	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $3,391,199 (g)	3,391,126
847,781	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $847,785 (h)	847,781
5,086,688	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $5,086,711 (i)	5,086,688
4,238,907	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,238,926 (j)	4,238,907
2,543,344	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,543,355 (k)	2,543,344
3,913,652	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,913,669 (l)	3,913,652
	Total Investment Securities (Cost $30,451,322) † — 114.3%	30,451,322
	Liabilities in excess of other assets — (14.3%)	(3,815,491)
	Net Assets — 100.0%	$26,635,831

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,359,361.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $864,737. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,729,474. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $5,188,440. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,039,841. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,815,961. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $3,458,955. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $864,738. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

200 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EFU  UltraShort MSCI EAFE

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $5,188,428. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $4,323,695. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,594,219. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,991,931. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(13,470,580)	$(105,464)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(10,206,288)	(450,356)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(25,860,610)	(214,499)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(3,648,860)	(19,115)
		$(789,434)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$30,451,322	$30,451,322
Total Investment Securities	—	30,451,322	30,451,322
Other Financial Instruments*:
Swap Agreements	—	(789,434)	(789,434)
Total Other Financial Instruments	—	(789,434)	(789,434)
Total Investments	$—	$29,661,888	$29,661,888

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 201

  UltraShort MSCI Emerging Markets  EEV

Principal Amount		Value
	Repurchase Agreements (a) — 91.1%
$5,232,946	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,232,968 (b)	$5,232,946
10,465,891	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $10,465,938 (c)	10,465,891
31,397,673	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $31,398,039 (d)	31,397,673
6,292,580	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $6,292,606 (e)	6,292,580
10,989,186	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $10,989,235 (f)	10,989,186
20,931,782	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $20,932,230 (g)	20,931,782
5,232,946	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $5,232,968 (h)	5,232,946
31,397,673	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $31,397,813 (i)	31,397,673
26,164,728	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $26,164,844 (j)	26,164,728
15,698,837	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $15,698,902 (k)	15,698,837
24,157,077	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $24,157,184 (l)	24,157,077
	Total Investment Securities (Cost $187,961,319) † — 91.1%	187,961,319
	Other assets less liabilities — 8.9%	18,424,970
	Net Assets — 100.0%	$206,386,289

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $146,563,302.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $5,337,606. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $10,675,209. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $32,025,737. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $6,418,436. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $11,209,054. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $21,350,460. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $5,337,612. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

202 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EEV  UltraShort MSCI Emerging Markets

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $32,025,664. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $26,688,083. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $16,012,863. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $24,640,253. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(43,596,192)	$(1,702,667)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(65,975,280)	(2,996,189)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(72,880,492)	(5,420,158)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(195,063,335)	4,206,045
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(33,962,626)	(4,062,581)
		$(9,975,550)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$187,961,319	$187,961,319
Total Investment Securities	—	187,961,319	187,961,319
Other Financial Instruments*:
Swap Agreements	—	(9,975,550)	(9,975,550)
Total Other Financial Instruments	—	(9,975,550)	(9,975,550)
Total Investments	$—	$177,985,769	$177,985,769

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 203

  UltraShort MSCI Europe  EPV

Principal Amount		Value
	Repurchase Agreements (a) — 99.4%
$123,851	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $123,852 (b)	$123,851
247,703	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $247,704 (c)	247,703
743,108	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $743,117 (d)	743,108
148,930	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $148,931 (e)	148,930
260,088	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $260,089 (f)	260,088
495,406	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $495,417 (g)	495,406
123,851	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $123,852 (h)	123,851
743,108	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $743,111 (i)	743,108
619,257	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $619,260 (j)	619,257
371,554	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $371,556 (k)	371,554
571,742	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $571,745 (l)	571,742
	Total Investment Securities (Cost $4,448,598) † — 99.4%	4,448,598
	Other assets less liabilities — 0.6%	27,266
	Net Assets — 100.0%	$4,475,864

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $2,046,227.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $126,328. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $252,657. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $757,973. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $151,909. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $265,292. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $505,315. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $126,328. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

204 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EPV  UltraShort MSCI Europe

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $757,971. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $631,644. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $378,986. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $583,178. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Europe had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(5,009,827)	$104,903
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(3,895,902)	(62,445)
		$42,458

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$4,448,598	$4,448,598
Total Investment Securities	—	4,448,598	4,448,598
Other Financial Instruments*:
Swap Agreements	—	42,458	42,458
Total Other Financial Instruments	—	42,458	42,458
Total Investments	$—	$4,491,056	$4,491,056

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 205

  UltraShort MSCI Pacific ex-Japan  JPX

Principal Amount		Value
	Repurchase Agreements (a) — 148.6%
$81,376	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $81,376 (b)	$81,376
162,752	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $162,753 (c)	162,752
488,256	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $488,262 (d)	488,256
97,854	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $97,854 (e)	97,854
170,889	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $170,890 (f)	170,889
325,504	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $325,511 (g)	325,504
81,376	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $81,376 (h)	81,376
488,256	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $488,258 (i)	488,256
406,880	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $406,882 (j)	406,880
244,128	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $244,129 (k)	244,128
375,657	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $375,659 (l)	375,657
	Total Investment Securities (Cost $2,922,928) † — 148.6%	2,922,928
	Liabilities in excess of other assets — (48.6%)	(955,915)
	Net Assets — 100.0%	$1,967,013

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $1,455,594.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $83,004. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $166,007. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $498,023. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $99,811. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $174,308. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $332,015. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $83,004. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

206 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  JPX  UltraShort MSCI Pacific ex-Japan

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $498,022. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $415,019. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $249,011. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $383,171. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(2,976,069)	$(881,230)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(954,518)	(61,606)
		$(942,836)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$2,922,928	$2,922,928
Total Investment Securities	—	2,922,928	2,922,928
Other Financial Instruments*:
Swap Agreements	—	(942,836)	(942,836)
Total Other Financial Instruments	—	(942,836)	(942,836)
Total Investments	$—	$1,980,092	$1,980,092

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 207

  UltraShort MSCI Brazil  BZQ

Principal Amount		Value
	Repurchase Agreements (a) — 90.8%
$330,979	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $330,980 (b)	$330,979
661,958	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $661,961 (c)	661,958
1,985,875	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,985,898 (d)	1,985,875
398,000	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $398,002 (e)	398,000
695,056	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $695,059 (f)	695,056
1,323,916	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $1,323,944 (g)	1,323,916
330,979	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $330,980 (h)	330,979
1,985,875	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,985,884 (i)	1,985,875
1,654,895	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,654,902 (j)	1,654,895
992,937	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $992,941 (k)	992,937
1,527,914	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,527,921 (l)	1,527,914
	Total Investment Securities (Cost $11,888,384) † — 90.8%	11,888,384
	Other assets less liabilities — 9.2%	1,211,011
	Net Assets — 100.0%	$13,099,395

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,071,096.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $337,599. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $675,197. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $2,025,599. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $405,960. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $708,962. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $1,350,397. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $337,599. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

208 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  BZQ  UltraShort MSCI Brazil

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $2,025,595. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,687,997. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,012,799. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,558,474. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(5,458,249)	$(526,602)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(20,892,942)	(696,767)
		$(1,223,369)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$11,888,384	$11,888,384
Total Investment Securities	—	11,888,384	11,888,384
Other Financial Instruments*:
Swap Agreements	—	(1,223,369)	(1,223,369)
Total Other Financial Instruments	—	(1,223,369)	(1,223,369)
Total Investments	$—	$10,665,015	$10,665,015

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 209

  UltraShort FTSE/Xinhua China 25  FXP

Principal Amount		Value
	Repurchase Agreements (a) — 117.7%
$9,892,413	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,892,454 (b)	$9,892,413
19,784,827	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $19,784,915 (c)	19,784,827
59,354,481	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $59,355,173 (d)	59,354,481
11,895,557	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $11,895,607 (e)	11,895,557
20,774,068	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $20,774,160 (f)	20,774,068
39,569,654	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $39,570,500 (g)	39,569,654
9,892,413	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,892,454 (h)	9,892,413
59,354,481	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $59,354,745 (i)	59,354,481
49,462,067	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $49,462,287 (j)	49,462,067
29,677,240	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $29,677,364 (k)	29,677,240
45,666,786	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $45,666,989 (l)	45,666,786
	Total Investment Securities (Cost $355,323,987) † — 117.7%	355,323,987
	Liabilities in excess of other assets — (17.7%)	(53,487,592)
	Net Assets — 100.0%	$301,836,395

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $136,889,990.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $10,090,263. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $20,180,524. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $60,541,780. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $12,133,476. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $21,189,708. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $40,361,128. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $10,090,274. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

210 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  FXP  UltraShort FTSE/Xinhua China 25

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $60,541,642. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $50,451,423. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $30,270,878. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $46,580,186. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index®	$(72,678,367)	$(1,053,407)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index®	(102,432,427)	(1,763,917)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index®	(124,384,066)	(6,416,019)
Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index®	(191,180,648)	(66,911,509)
Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index®	(109,182,480)	(5,601,890)
		$(81,746,742)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$355,323,987	$355,323,987
Total Investment Securities	—	355,323,987	355,323,987
Other Financial Instruments*:
Swap Agreements	—	(81,746,742)	(81,746,742)
Total Other Financial Instruments	—	(81,746,742)	(81,746,742)
Total Investments	$—	$273,577,245	$273,577,245

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 211

  UltraShort MSCI Japan  EWV

Principal Amount		Value
	Repurchase Agreements (a) — 115.3%
$506,889	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $506,891 (b)	$506,889
1,013,778	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,013,783 (c)	1,013,778
3,041,335	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $3,041,370 (d)	3,041,335
609,531	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $609,534 (e)	609,531
1,064,467	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,064,472 (f)	1,064,467
2,027,557	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $2,027,600 (g)	2,027,557
506,889	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $506,891 (h)	506,889
3,041,335	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,041,349 (i)	3,041,335
2,534,446	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,534,457 (j)	2,534,446
1,520,668	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,520,674 (k)	1,520,668
2,339,976	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,339,986 (l)	2,339,976
	Total Investment Securities (Cost $18,206,871) † — 115.3%	18,206,871
	Liabilities in excess of other assets — (15.3%)	(2,421,918)
	Net Assets — 100.0%	$15,784,953

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $6,260,800.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $517,027. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,034,054. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $3,102,172. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $621,722. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,085,764. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $2,068,112. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $517,027. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp.,

See accompanying notes to the financial statements.

212 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  EWV  UltraShort MSCI Japan

1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $3,102,165. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $2,585,141. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $1,551,086. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $2,386,779. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(9,599,574)	$(313,196)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(5,913,349)	(316,629)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(11,668,372)	(1,885,385)
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(3,870,826)	125,921
		$(2,389,289)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$18,206,871	$18,206,871
Total Investment Securities	—	18,206,871	18,206,871
Other Financial Instruments*:
Swap Agreements	—	(2,389,289)	(2,389,289)
Total Other Financial Instruments	—	(2,389,289)	(2,389,289)
Total Investments	$—	$15,817,582	$15,817,582

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 213

  UltraShort MSCI Mexico Investable Market  SMK

Principal Amount		Value
	Repurchase Agreements (a) — 141.9%
$223,491	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $223,492 (b)	$223,491
446,982	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $446,984 (c)	446,982
1,340,947	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,340,963 (d)	1,340,947
268,747	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $268,748 (e)	268,747
469,331	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $469,333 (f)	469,331
893,965	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $893,984 (g)	893,965
223,491	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $223,492 (h)	223,491
1,340,947	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,340,953 (i)	1,340,947
1,117,456	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,117,461 (j)	1,117,456
670,473	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $670,476 (k)	670,473
1,031,712	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,031,717 (l)	1,031,712
	Total Investment Securities (Cost $8,027,542) † — 141.9%	8,027,542
	Liabilities in excess of other assets — (41.9%)	(2,369,706)
	Net Assets — 100.0%	$5,657,836

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,011,919.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $227,961. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $455,922. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,367,771. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $274,122. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $478,721. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $911,846. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $227,961. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

214 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  SMK  UltraShort MSCI Mexico Investable Market

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,367,768. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,139,808. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $683,885. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $1,052,348. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(9,916,748)	$(1,953,117)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(1,396,008)	(399,560)
		$(2,352,677)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$8,027,542	$8,027,542
Total Investment Securities	—	8,027,542	8,027,542
Other Financial Instruments*:
Swap Agreements	—	(2,352,677)	(2,352,677)
Total Other Financial Instruments	—	(2,352,677)	(2,352,677)
Total Investments	$—	$5,674,865	$5,674,865

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 215

  Short 20+ Year Treasury  TBF

Principal Amount		Value
	Repurchase Agreements (a) — 100.5%
$4,118,440	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,118,457 (b)	$4,118,440
8,236,881	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,236,918 (c)	8,236,881
24,710,643	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $24,710,931 (d)	24,710,643
4,952,395	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,952,416 (e)	4,952,395
8,648,725	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,648,763 (f)	8,648,725
16,473,762	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $16,474,114 (g)	16,473,762
4,118,440	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,118,457 (h)	4,118,440
24,710,643	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $24,710,753 (i)	24,710,643
20,592,202	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $20,592,294 (j)	20,592,202
12,355,321	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $12,355,372 (k)	12,355,321
19,012,140	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $19,012,224 (l)	19,012,140
	Total Investment Securities (Cost $147,929,592) † — 100.5%	147,929,592
	Liabilities in excess of other assets — (0.5%)	(743,894)
	Net Assets — 100.0%	$147,185,698

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $2,620,214.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $4,200,809. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $8,401,619. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $25,204,943. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $5,051,446. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $8,821,765. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $16,803,271. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $4,200,814. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

216 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  TBF  Short 20+ Year Treasury

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $25,204,885. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $21,004,094. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $12,602,466. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $19,392,410. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	17	03/22/10	$2,086,219	$(19,502)

Cash collateral in the amount of $127,139 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(112,790,568)	$(2,566,213)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(22,997,974)	(218,707)
Bond Index Swap Agreement with Deutche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(10,384,597)	(292,575)
		$(3,077,495)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 217

  Short 20+ Year Treasury  TBF

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$147,929,592	$147,929,592
Total Investment Securities	—	147,929,592	147,929,592
Other Financial Instruments*:
Futures Contracts	(19,502)	—	(19,502)
Swap Agreements	—	(3,077,495)	(3,077,495)
Total Other Financial Instruments	(19,502)	(3,077,495)	(3,096,997)
Total Investments	$(19,502)	$144,852,097	$144,832,595

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

218 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  PST  UltraShort 7-10 Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 102.2%
$9,781,798	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,781,839 (b)	$9,781,798
19,563,596	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $19,563,683 (c)	19,563,596
58,690,788	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $58,691,473 (d)	58,690,788
11,762,543	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $11,762,592 (e)	11,762,543
20,541,776	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $20,541,867 (f)	20,541,776
39,127,192	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $39,128,029 (g)	39,127,192
9,781,798	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $9,781,839 (h)	9,781,798
58,690,788	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $58,691,049 (i)	58,690,788
48,908,990	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $48,909,207 (j)	48,908,990
29,345,394	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $29,345,516 (k)	29,345,394
45,156,147	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $45,156,348 (l)	45,156,147
	Total Investment Securities (Cost $351,350,810) † — 102.2%	351,350,810
	Liabilities in excess of other assets — (2.2%)	(7,691,179)
	Net Assets — 100.0%	$343,659,631

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $77,604,237.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $9,977,435. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $19,954,868. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $59,864,810. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $11,997,802. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $20,952,768. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $39,909,816. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $9,977,447. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 219

  UltraShort 7-10 Year Treasury  PST

Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $59,864,674. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $49,887,283. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $29,932,394. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $46,059,334. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	20	03/22/10	$2,398,750	$(24,387)

Cash collateral in the amount of $62,451 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(407,279,099)	$(21,069,142)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(46,152,669)	(1,414,158)
Bond Index Swap Agreement with Deutche Bank AG, based on the Barclays Capital 7-10 Year US Treasury Bond Index	(21,785,046)	(767,161)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	77,122,213)	(2,323,501)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(134,401,766)	(6,396,099)
		$(31,970,061)

See accompanying notes to the financial statements.

220 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  PST  UltraShort 7-10 Year Treasury

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$351,350,810	$351,350,810
Total Investment Securities	—	351,350,810	351,350,810
Other Financial Instruments*:
Futures Contracts	(24,387)	—	(24,387)
Swap Agreements	—	(31,970,061)	(31,970,061)
Total Other Financial Instruments	(24,387)	(31,970,061)	(31,994,448)
Total Investments	$(24,387)	$319,380,749	$319,356,362

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 221

  UltraShort 20+ Year Treasury  TBT

Principal Amount		Value
	Repurchase Agreements (a) — 86.4%
$105,174,458	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $105,174,896 (b)	$105,174,458
210,348,917	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $210,349,852 (c)	210,348,917
631,046,750	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $631,054,112 (d)	631,046,750
126,471,540	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $126,472,067 (e)	126,471,540
220,866,363	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $220,867,345 (f)	220,866,363
420,697,833	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $420,706,831 (g)	420,697,833
105,174,458	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $105,174,896 (h)	105,174,458
631,046,750	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $631,049,555 (i)	631,046,750
525,872,292	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $525,874,629 (j)	525,872,292
315,523,375	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $315,524,690 (k)	315,523,375
485,521,491	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $485,523,649 (l)	485,521,491
	Total Investment Securities (Cost $3,777,744,227) † — 86.4%	3,777,744,227
	Other assets less liabilities — 13.6%	594,451,021
	Net Assets — 100.0%	$4,372,195,248

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $807,963,508.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $107,277,963. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $214,555,896. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $643,669,906. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $129,001,056. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $225,285,376. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $429,112,649. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $107,278,086. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to

See accompanying notes to the financial statements.

222 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  TBT  UltraShort 20+ Year Treasury

03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $643,668,439. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $536,390,960. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $321,834,829. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $495,232,607. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	646	03/22/10	$79,276,313	$(1,286,611)

Cash collateral in the amount of $4,478,994 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Credit Suisse International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(4,149,114,311)	$61,146,397
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(576,357,685)	(21,789,012)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(529,664,882)	(6,121,399)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(2,057,787,383)	(74,184,211)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,395,072,410)	14,822,199
		$(26,126,026)

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Schedule of Portfolio Investments :: 223

  UltraShort 20+ Year Treasury  TBT

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Repurchase Agreements	$—	$3,777,744,227	$3,777,744,227
Total Investment Securities	—	3,777,744,227	3,777,744,227
Other Financial Instruments*:
Futures Contracts	(1,286,611)	—	(1,286,611)
Swap Agreements	—	(26,126,026)	(26,126,026)
Total Other Financial Instruments	(1,286,611)	(26,126,026)	(27,412,637)
Total Investments	$(1,286,611)	$3,751,618,201	$3,750,331,590

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

224 :: Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  CSM  Credit Suisse 130/30

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.3%
2,494	Aflac, Inc. (Financials)	0.4%	$114,799
7,806	Altria Group, Inc. (Consumer Staples)	0.5%	146,831
1,294	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	175,868
2,849	American Tower Corp., Class A* (Telecommunication Services)	0.4%	116,581
2,224	Apple, Inc.* (Information Technology)	1.5%	444,600
15,387	AT&T, Inc. (Telecommunication Services)	1.4%	414,526
22,178	Bank of America Corp. (Financials)	1.2%	351,521
3,029	Capital One Financial Corp. (Financials)	0.4%	116,192
3,231	Chevron Corp. (Energy)	0.9%	252,147
9,033	Cisco Systems, Inc.* (Information Technology)	0.7%	211,372
3,472	Coca-Cola Co. (The) (Consumer Staples)	0.7%	198,598
11,005	Comcast Corp., Class A (Consumer Discretionary)	0.6%	161,443
5,766	CVS Caremark Corp. (Consumer Staples)	0.6%	178,804
3,455	Dominion Resources, Inc. (Utilities)	0.4%	125,693
3,085	Exelon Corp. (Utilities)	0.5%	148,635
9,185	Exxon Mobil Corp. (Energy)	2.3%	689,518
16,198	Ford Motor Co.* (Consumer Discretionary)	0.5%	144,000
2,360	FPL Group, Inc. (Utilities)	0.4%	122,649
2,000	General Dynamics Corp. (Industrials)	0.5%	131,800
19,735	General Electric Co. (Industrials)	1.1%	316,155
3,597	Gilead Sciences, Inc.* (Health Care)	0.6%	165,642
1,492	Goldman Sachs Group, Inc. (The) (Financials)	0.9%	253,133
355	Google, Inc., Class A* (Information Technology)	0.7%	206,965
6,238	Hewlett-Packard Co. (Information Technology)	1.0%	306,036
8,664	Intel Corp. (Information Technology)	0.6%	166,349
2,190	International Business Machines Corp. (Information Technology)	0.9%	276,707
4,673	Johnson & Johnson (Health Care)	1.0%	293,651
10,225	JPMorgan Chase & Co. (Financials)	1.5%	434,460
1,760	Lockheed Martin Corp. (Industrials)	0.5%	135,925

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,298	Medco Health Solutions, Inc.* (Health Care)	0.5%	$145,142
3,978	Merck & Co., Inc. (Health Care)	0.5%	144,043
14,430	Microsoft Corp. (Information Technology)	1.4%	424,386
5,268	Morgan Stanley (Financials)	0.6%	166,363
10,937	Oracle Corp. (Information Technology)	0.8%	241,489
2,573	PepsiCo, Inc. (Consumer Staples)	0.5%	160,092
11,942	Pfizer, Inc. (Health Care)	0.7%	216,986
2,414	Philip Morris International, Inc. (Consumer Staples)	0.4%	116,089
2,433	PNC Financial Services Group, Inc. (Financials)	0.5%	138,705
4,909	Procter & Gamble Co. (The) (Consumer Staples)	1.0%	306,076
2,623	Prudential Financial, Inc. (Financials)	0.4%	130,757
5,233	QUALCOMM, Inc. (Information Technology)	0.8%	235,485
2,454	Raytheon Co. (Industrials)	0.4%	126,455
2,644	Southwestern Energy Co.* (Energy)	0.4%	116,230
7,311	U.S. Bancorp (Financials)	0.6%	176,414
3,328	United Parcel Service, Inc., Class B (Industrials)	0.7%	191,260
4,877	Verizon Communications, Inc. (Telecommunication Services)	0.5%	153,430
3,369	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	183,779
12,357	Wells Fargo & Co. (Financials)	1.2%	346,490
3,090	XTO Energy, Inc. (Energy)	0.4%	131,140
624,106	Other Common Stocks	52.1%	15,340,525
	Total Common Stocks (Cost $23,658,094)		25,991,936
Principal Amount
	Repurchase Agreements (a) — 18.3%
$149,966	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $149,967 (b)		149,966
299,932	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $299,933 (c)		299,932
899,797	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $899,807 (d)		899,797

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 225

  Credit Suisse 130/30  CSM

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$180,333	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $180,334 (e)	$180,333
314,929	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $314,930 (f)	314,929
599,865	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $599,878 (g)	599,865
149,966	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $149,967 (h)	149,966
899,797	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $899,801 (i)	899,797
749,831	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $749,834 (j)	749,831
449,898	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $449,900 (k)	449,898
692,296	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $692,299 (l)	692,296
	Total Repurchase Agreements (Cost $5,386,610)	5,386,610
	Total Investment Securities (Cost $29,044,704) — 106.6%	31,378,546
	Liabilities in excess of other assets — (6.6)%	(1,947,402)
	Net Assets — 100.0%	$29,431,144

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,028,931.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $152,965. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $305,931. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $917,796. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $183,940. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $321,230. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $611,864. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $152,966. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $917,794. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this

See accompanying notes to the financial statements.

226 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

  CSM  Credit Suisse 130/30

schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $764,829. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $458,897. The investment in the repurchase agreement was through participation in a pooled account.

(l)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $706,143. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,486,676
Aggregate gross unrealized depreciation	(257,116)
Net unrealized appreciation	$2,229,560
Federal income tax cost of investments	$29,148,986

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(8,771,098)	$50,654
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	12,205,562	307,538
		$358,192

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of November 30, 2009:

Consumer Discretionary	11.1%
Consumer Staples	9.6%
Energy	8.1%
Financials	14.1%
Health Care	9.5%
Industrials	9.0%
Information Technology	15.9%
Materials	2.8%
Telecommunication Services	2.9%
Utilities	5.3%
Other[1]	11.7%
100.0%

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Summary Schedule of Portfolio Investments :: 227

  Credit Suisse 130/30  CSM

1  Includes any non-equity securities and net other assets (liabilities).

Valuation Information

The following is a summary of the valuation inputs used to value the Fund's investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$25,991,936	$—	$25,991,936
Repurchase Agreements	—	5,386,610	5,386,610
Total Investment Securities	25,991,936	5,386,610	31,378,546
Other Financial Instruments*:
Swap Agreements	—	358,192	358,192
Total Other Financial Instruments	—	358,192	358,192
Total Investments	$25,991,936	$5,744,802	$31,736,738

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

228 :: Summary Schedule of Portfolio Investments :: November 30, 2009 (Unaudited)

Statements of Assets and Liabilities

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 229

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$547,829,406	$244,539,954	$939,255,034	$5,145,139	$71,395,804	$32,797,189
Securities, at value	621,841,533	269,532,977	1,114,813,957	4,524,737	69,254,263	35,757,728
Repurchase agreements, at value	51,652,118	23,946,462	57,801,359	602,289	24,477,212	3,747,317
Total Investment Securities	673,493,651	293,479,439	1,172,615,316	5,127,026	93,731,475	39,505,045
Cash	553,542	40,455	4,721,932	4,656	63,480	37
Segregated cash balances with brokers for futures contracts	11,178,193	5,152,715	15,605,825	—	1,823,542	—
Segregated cash balances with custodian for swap agreements	74,467	187,641	491,336	2	—	—
Dividends and interest receivable	1,023,002	1,059,017	3,044,194	14,549	114,250	19,876
Receivable for investments sold	24,147,814	—	—	1,809	—	24,628
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	34,034	—	—
Receivable for variation margin on futures contracts	37,293	161,802	761,033	—	36,078	—
Unrealized appreciation on swap agreements	198,377,772	109,665,064	473,979,549	484,468	18,500,302	8,318,793
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	3,706	1,830	7,398	—	514	161
Total Assets	908,889,440	409,747,963	1,671,226,583	5,666,544	114,269,641	47,868,540
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	14,780	1,050,814
Payable for capital shares redeemed	24,115,664	—	—	—	—	—
Advisory fees payable	482,825	233,363	1,035,667	—	56,674	14,975
Management Services fees payable	72,996	33,628	138,088	—	10,153	4,013
Custodian fees payable	62,892	16,530	220,402	244	84,478	50,695
Administration fees payable	22,055	17,131	25,554	1,222	11,611	8,857
Trustee fees payable	2,477	1,170	5,176	5	614	181
Licensing fees payable	147,075	17,830	8,881	187	4,122	6,010
Professional fees payable	9,350	9,351	9,351	8,618	9,692	9,799
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	5,436,362	713,931	1,303,142	40,285	2,105,948	1,199,215
Due to counterparty	389,249	536,480	1,282,654	—	237,199	—
Other liabilities	99,304	49,243	265,640	970	7,229	6,618
Total Liabilities	30,840,249	1,628,657	4,294,555	51,531	2,542,500	2,351,177
NET ASSETS	$878,049,191	$408,119,306	$1,666,932,028	$5,615,013	$111,727,141	$45,517,363
NET ASSETS CONSIST OF:
Paid in Capital	$1,632,007,725	$687,293,418	$2,416,326,097	$3,596,073	$144,107,113	$67,398,803
Accumulated undistributed net investment income (loss)	(2,622,079)	794,482	3,925,885	21,301	(271,056)	(38,515)
Accumulated net realized gains (losses) on investments	(1,071,637,205)	(439,634,399)	(1,462,772,289)	1,571,569	(70,912,493)	(35,670,359)
Net unrealized appreciation (depreciation) on:
Investments	125,664,245	48,939,485	233,360,282	(18,113)	22,335,671	6,707,856
Futures contracts	1,695,095	1,775,187	3,415,646	—	73,552	—
Swap agreements	192,941,410	108,951,133	472,676,407	444,183	16,394,354	7,119,578
NET ASSETS	$878,049,191	$408,119,306	$1,666,932,028	$5,615,013	$111,727,141	$45,517,363
Shares (unlimited number of shares authorized, no par value)	16,350,000	9,450,000	45,150,000	100,001	3,000,000	1,725,000
Net Asset Value	$53.70	$43.19	$36.92	$56.15	$37.24	$26.39

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

	Ultra Russell2000	UltraPro S&P500®	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$96,636,861	$83,600,808	$17,857,464	$19,806,143	$17,400,037	$15,878,621
Securities, at value	113,854,009	34,239,230	20,472,984	21,582,288	19,966,800	18,164,777
Repurchase agreements, at value	7,224,226	49,567,859	1,612,848	2,083,748	1,760,570	1,469,851
Total Investment Securities	121,078,235	83,807,089	22,085,832	23,666,036	21,727,370	19,634,628
Cash	920,287	113,498	—	—	—	—
Segregated cash balances with brokers for futures contracts	1,237,381	2,642,462	—	—	—	—
Segregated cash balances with custodian for swap agreements	16	—	—	—	—	—
Dividends and interest receivable	136,391	88,309	56,773	45,551	51,695	25,031
Receivable for investments sold	397,464	—	—	—	—	—
Due from counterparty	171,105	—	—	36,005	—	—
Receivable for capital shares issued	9,577,900	—	—	—	—	—
Receivable from Advisor	—	—	21,996	6,938	22,494	24,369
Receivable for variation margin on futures contracts	86,475	108,566	—	—	—	—
Unrealized appreciation on swap agreements	37,677,076	1,659,813	3,870,459	5,149,197	2,906,261	2,606,586
Prepaid licensing fees	—	3,753	—	—	—	—
Prepaid expenses	768	4	79	93	62	53
Total Assets	171,283,098	88,423,494	26,035,139	28,903,820	24,707,882	22,290,667
LIABILITIES:
Cash overdraft	—	—	28	24	—	—
Payable for investments purchased	10,168,938	—	516,342	1,047,225	515,268	517,604
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	43,167	7,853	—	—	—	—
Management Services fees payable	13,622	7,314	—	—	—	—
Custodian fees payable	205,788	1,381	18,682	33,218	27,906	23,350
Administration fees payable	14,805	9,832	32,319	21,689	33,673	34,401
Trustee fees payable	865	102	56	143	55	130
Licensing fees payable	17,978	—	5,141	5,141	5,196	5,141
Professional fees payable	9,353	9,249	9,434	9,550	9,574	9,460
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,171,083	2,393,144	249,601	214,005	512,740	564,637
Due to counterparty	4,547	—	—	—	—	—
Other liabilities	24,679	4,448	2,558	3,730	2,330	2,207
Total Liabilities	11,674,825	2,433,323	834,161	1,334,725	1,106,742	1,156,930
NET ASSETS	$159,608,273	$85,990,171	$25,200,978	$27,569,095	$23,601,140	$21,133,737
NET ASSETS CONSIST OF:
Paid in Capital	$300,089,848	$62,953,418	$34,061,677	$37,809,841	$25,903,097	$29,962,115
Accumulated undistributed net investment income (loss)	(333,156)	57,152	56,404	133,057	25,818	1,178
Accumulated net realized gains (losses) on investments	(200,927,614)	22,762,307	(16,766,329)	(19,168,888)	(9,048,629)	(14,627,512)
Net unrealized appreciation (depreciation) on:
Investments	24,441,374	206,281	4,228,368	3,859,893	4,327,333	3,756,007
Futures contracts	(168,172)	744,344	—	—	—	—
Swap agreements	36,505,993	(733,331)	3,620,858	4,935,192	2,393,521	2,041,949
NET ASSETS	$159,608,273	$85,990,171	$25,200,978	$27,569,095	$23,601,140	$21,133,737
Shares (unlimited number of shares authorized, no par value)	6,525,000	600,001	1,125,000	750,000	1,050,000	750,000
Net Asset Value	$24.46	$143.32	$22.40	$36.76	$22.48	$28.18

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 231

	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$13,497,421	$19,481,727	$180,446,541	$23,367,612	$12,158,983	$1,021,103,916
Securities, at value	14,116,970	20,112,857	234,267,282	25,608,132	14,254,897	1,491,856,750
Repurchase agreements, at value	1,426,107	2,070,274	39,744,823	2,220,917	1,144,122	59,256,151
Total Investment Securities	15,543,077	22,183,131	274,012,105	27,829,049	15,399,019	1,551,112,901
Cash	15,511	8,841	—	—	—	485
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	16	—	—	—	—	142,202
Dividends and interest receivable	16,012	24,656	535,684	48,849	25,147	2,421,033
Receivable for investments sold	111,680	39,521	—	—	—	—
Due from counterparty	—	36,781	499,088	11,639	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	33,912	19,160	—	11,783	30,180	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	2,623,943	3,256,847	152,490,401	2,450,341	1,501,789	490,217,839
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	73	68	932	75	60	4,056
Total Assets	18,344,224	25,569,005	427,538,210	30,351,736	16,956,195	2,043,898,516
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	510,180	1,023,017	—	6,166	2,892	247,528
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	244,846	—	—	1,220,722
Management Services fees payable	—	—	34,828	—	—	165,693
Custodian fees payable	100,756	71,958	14,541	7,434	16,822	168,250
Administration fees payable	31,412	25,689	17,137	29,419	37,728	25,357
Trustee fees payable	61	71	1,440	59	44	7,338
Licensing fees payable	5,141	5,141	33,625	7,280	6,299	160,209
Professional fees payable	9,531	9,617	11,353	9,542	9,442	14,086
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	420,776	785,735	7,377,829	359,623	302,890	21,831,529
Due to counterparty	—	242	—	—	63,846	717,256
Other liabilities	2,669	3,297	45,942	2,672	1,804	249,174
Total Liabilities	1,080,526	1,924,767	7,781,541	422,195	441,767	24,807,142
NET ASSETS	$17,263,698	$23,644,238	$419,756,669	$29,929,541	$16,514,428	$2,019,091,374
NET ASSETS CONSIST OF:
Paid in Capital	$29,667,299	$35,273,843	$175,019,873	$27,248,103	$17,372,707	$4,257,950,019
Accumulated undistributed net investment income (loss)	(20,290)	(68,926)	122,021	75,106	7,576	(4,294,095)
Accumulated net realized gains (losses) on investments	(16,632,134)	(16,733,195)	5,936,639	(3,945,823)	(5,304,790)	(3,232,959,845)
Net unrealized appreciation (depreciation) on:
Investments	2,045,656	2,701,404	93,565,564	4,461,437	3,240,036	530,008,985
Futures contracts	—	—	—	—	—	—
Swap agreements	2,203,167	2,471,112	145,112,572	2,090,718	1,198,899	468,386,310
NET ASSETS	$17,263,698	$23,644,238	$419,756,669	$29,929,541	$16,514,428	$2,019,091,374
Shares (unlimited number of shares authorized, no par value)	900,000	900,000	13,575,000	600,000	525,000	356,625,000
Net Asset Value	$19.18	$26.27	$30.92	$49.88	$31.46	$5.66

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$30,736,117	$29,185,123	$270,220,296	$468,488,808	$49,199,262	$89,800,969
Securities, at value	27,651,585	33,801,331	316,071,391	484,797,453	62,951,147	109,630,096
Repurchase agreements, at value	8,294,171	3,630,569	20,174,533	57,483,120	5,823,887	10,709,965
Total Investment Securities	35,945,756	37,431,900	336,245,924	542,280,573	68,775,034	120,340,061
Cash	—	—	—	772	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	4,916	313,096	—	—
Dividends and interest receivable	69,660	89,971	1,422,018	1,723,635	223,363	200,413
Receivable for investments sold	—	—	—	6,511,306	—	166,740
Due from counterparty	—	—	580,234	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	7,521,423	5,936,947	93,150,479	84,169,413	17,787,517	26,567,912
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	151	91	2,089	635	221	287
Total Assets	43,536,990	43,458,909	431,405,660	634,999,430	86,786,135	147,275,413
LIABILITIES:
Cash overdraft	51	345	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	7,823,555	6,315,401	—	—
Advisory fees payable	11,663	6,347	256,996	385,020	39,647	77,478
Management Services fees payable	3,372	3,734	37,453	54,029	6,872	12,217
Custodian fees payable	11,807	19,790	44,714	20,665	9,409	26,125
Administration fees payable	11,624	17,187	17,914	19,559	9,892	11,925
Trustee fees payable	86	116	1,789	1,619	300	478
Licensing fees payable	7,913	8,219	34,630	54,198	10,555	14,572
Professional fees payable	9,394	9,789	9,351	15,847	9,664	10,291
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	284,589	833,021	3,163,752	8,548,211	2,100,488	3,423,064
Due to counterparty	39,341	46,885	—	379,900	399,055	39,280
Other liabilities	4,766	4,349	60,046	58,436	9,726	14,670
Total Liabilities	384,606	949,782	11,450,200	15,852,885	2,595,608	3,630,100
NET ASSETS	$43,152,384	$42,509,127	$419,955,460	$619,146,545	$84,190,527	$143,645,313
NET ASSETS CONSIST OF:
Paid in Capital	$54,386,481	$34,456,594	$408,578,746	$488,417,840	$109,687,940	$149,077,187
Accumulated undistributed net investment income (loss)	370,035	62,345	610,054	(1,783,242)	113,145	(99,192)
Accumulated net realized gains (losses) on investments	(24,050,605)	(5,360,515)	(145,245,695)	(16,901,020)	(60,873,359)	(59,016,622)
Net unrealized appreciation (depreciation) on:
Investments	5,209,639	8,246,777	66,025,628	73,791,765	19,575,772	30,539,092
Futures contracts	—	—	—	—	—	—
Swap agreements	7,236,834	5,103,926	89,986,727	75,621,202	15,687,029	23,144,848
NET ASSETS	$43,152,384	$42,509,127	$419,955,460	$619,146,545	$84,190,527	$143,645,313
Shares (unlimited number of shares authorized, no par value)	900,000	1,425,000	12,075,000	102,225,000	3,150,000	3,075,000
Net Asset Value	$47.95	$29.83	$34.78	$6.06	$26.73	$46.71

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 233

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE/Xinhua China 25	Ultra MSCI Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$10,095,453	$16,615,122	$15,135,882	$29,508,267	$29,340,187	$8,979,162
Securities, at value	10,769,281	16,322,640	8,561,401	18,840,830	—	—
Repurchase agreements, at value	999,885	1,385,673	6,659,181	10,744,810	29,340,187	8,979,162
Total Investment Securities	11,769,166	17,708,313	15,220,582	29,585,640	29,340,187	8,979,162
Cash	—	—	—	22,830	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	1,920,000	—
Dividends and interest receivable	27,209	134,303	28,289	7,547	70	21
Receivable for investments sold	1,847	—	361	—	—	—
Due from counterparty	—	23,064	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	32,900	13,496	3,131	2,852	—	3,963
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,102,986	3,193,653	646,059	739,932	1,236,620	94,681
Prepaid licensing fees	—	—	5,850	—	—	16,352
Prepaid expenses	28	93	—	—	3	—
Total Assets	12,934,136	21,072,922	15,904,272	30,358,801	32,496,880	9,094,179
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	9,991	—
Management Services fees payable	—	—	—	—	2,407	—
Custodian fees payable	3,121	6,584	257	367	998	765
Administration fees payable	38,648	26,899	2,778	4,303	5,055	1,706
Trustee fees payable	116	127	23	33	32	7
Licensing fees payable	6,541	6,884	—	347	10,588	—
Professional fees payable	10,962	9,351	9,473	9,497	9,586	9,436
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	120,181	27,820	461,676	1,263,112	2,310,891	139,618
Due to counterparty	166,071	—	—	—	—	—
Other liabilities	1,559	2,805	1,121	1,555	1,842	943
Total Liabilities	347,199	80,470	475,328	1,279,214	2,351,390	152,475
NET ASSETS	$12,586,937	$20,992,452	$15,428,944	$29,079,587	$30,145,490	$8,941,704
NET ASSETS CONSIST OF:
Paid in Capital	$15,217,587	$34,550,471	$13,844,182	$24,893,414	$26,192,068	$8,892,765
Accumulated undistributed net investment income (loss)	78,157	137,758	(3,919)	(29,378)	(83,144)	(37,945)
Accumulated net realized gains (losses) on investments	(5,365,325)	(17,954,801)	1,319,598	4,661,358	5,110,837	131,821
Net unrealized appreciation (depreciation) on:
Investments	1,673,713	1,093,191	84,700	77,373	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	982,805	3,165,833	184,383	(523,180)	(1,074,271)	(44,937)
NET ASSETS	$12,586,937	$20,992,452	$15,428,944	$29,079,587	$30,145,490	$8,941,704
Shares (unlimited number of shares authorized, no par value)	375,000	600,000	200,001	350,001	400,001	150,001
Net Asset Value	$33.57	$34.99	$77.14	$83.08	$75.36	$59.61

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$192,471,217	$291,399,461	$1,764,997,236	$44,434,495	$43,704,108	$204,685,168
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	192,471,217	291,399,461	1,764,997,236	44,434,495	43,704,108	204,685,168
Total Investment Securities	192,471,217	291,399,461	1,764,997,236	44,434,495	43,704,108	204,685,168
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	4,460,488	7,790,661	43,226,478	638,300	—	3,449,146
Segregated cash balances with custodian for swap agreements	2,473,000	—	38,651,000	—	—	—
Dividends and interest receivable	460	696	4,216	106	105	489
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	23,232	—	—
Receivable for capital shares issued	—	—	24,245,034	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	693	763	2,655	444	102	258
Total Assets	199,405,858	299,191,581	1,871,126,619	45,096,577	43,704,315	208,135,061
LIABILITIES:
Cash overdraft	228,879	52,779	406,619	21,600	—	365,331
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	95,215	159,298	1,070,684	13,398	12,054	108,891
Management Services fees payable	15,303	22,713	142,757	3,480	3,396	16,241
Custodian fees payable	7,159	10,154	35,495	5,596	1,652	4,812
Administration fees payable	9,762	11,543	20,792	11,282	12,633	10,001
Trustee fees payable	406	589	3,264	241	40	207
Licensing fees payable	30,573	17,680	4,123	4,123	6,010	15,648
Professional fees payable	10,348	10,226	21,939	9,491	9,642	10,175
Payable for variation margin on futures contracts	15,781	229,383	1,711,378	11,801	—	171,709
Unrealized depreciation on swap agreements	22,584,144	39,390,253	160,675,792	6,055,520	2,177,675	9,611,294
Due to counterparty	13,478	1,293,795	462,631	—	—	—
Other liabilities	16,688	26,253	151,851	4,267	4,038	12,029
Total Liabilities	23,027,736	41,224,666	164,707,325	6,140,799	2,227,140	10,326,338
NET ASSETS	$176,378,122	$257,966,915	$1,706,419,294	$38,955,778	$41,477,175	$197,808,723
NET ASSETS CONSIST OF:
Paid in Capital	$253,044,866	$336,984,169	$2,208,220,708	$61,110,958	$55,668,012	$241,805,710
Accumulated undistributed net investment income (loss)	(1,258,920)	(2,080,666)	(9,442,737)	(343,635)	(267,245)	(811,580)
Accumulated net realized gains (losses) on investments	(52,340,784)	(34,867,922)	(320,067,326)	(15,850,541)	(11,745,917)	(34,286,261)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(482,896)	(2,678,413)	(11,615,559)	94,516	—	712,148
Swap agreements	(22,584,144)	(39,390,253)	(160,675,792)	(6,055,520)	(2,177,675)	(9,611,294)
NET ASSETS	$176,378,122	$257,966,915	$1,706,419,294	$38,955,778	$41,477,175	$197,808,723
Shares (unlimited number of shares authorized, no par value)	3,825,000	4,875,000	31,801,429	825,000	975,000	4,125,000
Net Asset Value	$46.11	$52.92	$53.66	$47.22	$42.54	$47.95

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 235

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000	UltraShort MidCap400	UltraShort SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$1,204,412,255	$699,130,349	$4,116,693,927	$5,119,786	$50,608,199	$35,062,377
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	1,204,412,255	699,130,349	4,116,693,927	5,119,786	50,608,199	35,062,377
Total Investment Securities	1,204,412,255	699,130,349	4,116,693,927	5,119,786	50,608,199	35,062,377
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	25,172,639	17,792,037	86,115,954	—	1,375,635	—
Segregated cash balances with custodian for swap agreements	34,495,000	33,978,546	99,400,337	—	—	—
Dividends and interest receivable	2,878	1,670	9,834	12	121	84
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	1,505	—	2,745
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	1,112,829	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	5,004	1,934	9,083	—	773	181
Total Assets	1,264,087,776	750,904,536	4,302,229,135	5,121,303	53,097,557	35,065,387
LIABILITIES:
Cash overdraft	1,119,616	117,115	857,857	—	48,581	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	41,182,859	—	—	—	—	—
Advisory fees payable	557,784	352,297	2,120,353	—	21,492	—
Management Services fees payable	83,009	48,739	282,712	—	4,059	—
Custodian fees payable	94,119	28,803	111,112	688	11,363	3,316
Administration fees payable	23,744	16,066	24,718	763	7,170	20,844
Trustee fees payable	2,294	1,278	7,597	6	57	23
Licensing fees payable	79,254	28,222	6,592	187	4,123	6,010
Professional fees payable	10,301	9,351	13,435	8,578	9,352	9,358
Payable for variation margin on futures contracts	113,265	523,765	3,583,200	—	26,382	—
Unrealized depreciation on swap agreements	273,392,596	172,351,633	932,527,962	1,130,035	1,796,553	6,817,262
Due to counterparty	2,366,523	3,428,585	7,109,014	—	503,290	—
Other liabilities	104,879	63,758	381,417	857	12,674	2,804
Total Liabilities	319,130,243	176,969,612	947,025,969	1,141,114	2,445,096	6,859,617
NET ASSETS	$944,957,533	$573,934,924	$3,355,203,166	$3,980,189	$50,652,461	$28,205,770
NET ASSETS CONSIST OF:
Paid in Capital	$1,621,643,421	$992,134,250	$5,477,072,673	$5,892,944	$115,585,850	$46,802,461
Accumulated undistributed net investment income (loss)	(7,961,494)	(5,212,401)	(27,997,890)	(15,932)	(543,011)	(250,924)
Accumulated net realized gains (losses) on investments	(395,290,909)	(237,884,547)	(1,154,311,787)	(766,788)	(64,022,750)	(11,528,505)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(40,889)	(2,750,745)	(7,031,868)	—	316,096	—
Swap agreements	(273,392,596)	(172,351,633)	(932,527,962)	(1,130,035)	(683,724)	(6,817,262)
NET ASSETS	$944,957,533	$573,934,924	$3,355,203,166	$3,980,189	$50,652,461	$28,205,770
Shares (unlimited number of shares authorized, no par value)	44,475,000	19,050,000	91,800,000	150,001	2,025,000	900,000
Net Asset Value	$21.25	$30.13	$36.55	$26.53	$25.01	$31.34

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

	UltraShort Russell2000	UltraPro Short S&P500®	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$621,508,373	$178,747,216	$14,480,880	$14,408,971	$6,676,236	$7,103,141
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	621,508,373	178,747,216	14,480,880	14,408,971	6,676,236	7,103,141
Total Investment Securities	621,508,373	178,747,216	14,480,880	14,408,971	6,676,236	7,103,141
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	11,778,854	5,715,624	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1,485	427	34	34	17	17
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	28,056	25,050	34,657	31,557
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	168,318
Prepaid licensing fees	—	3,753	—	—	—	—
Prepaid expenses	1,282	2	72	96	50	55
Total Assets	633,289,994	184,467,022	14,509,042	14,434,151	6,710,960	7,303,088
LIABILITIES:
Cash overdraft	3,083,789	53,143	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	273,520	89,386	—	—	—	—
Management Services fees payable	40,260	12,985	—	—	—	—
Custodian fees payable	27,475	2,301	1,556	1,338	1,195	1,192
Administration fees payable	15,228	9,189	31,870	30,402	35,390	33,927
Trustee fees payable	799	136	6	92	30	24
Licensing fees payable	37,711	—	5,787	5,712	5,141	5,196
Professional fees payable	9,354	9,894	9,362	9,353	9,354	9,356
Payable for variation margin on futures contracts	451,111	222,306	—	—	—	—
Unrealized depreciation on swap agreements	113,388,293	17,637,548	2,229,258	3,125,072	2,204,776	559,628
Due to counterparty	—	—	—	—	—	—
Other liabilities	48,037	7,179	1,255	1,568	792	1,018
Total Liabilities	117,375,577	18,044,067	2,279,094	3,173,537	2,256,678	610,341
NET ASSETS	$515,914,417	$166,422,955	$12,229,948	$11,260,614	$4,454,282	$6,692,747
NET ASSETS CONSIST OF:
Paid in Capital	$850,638,057	$225,758,344	$30,046,491	$33,372,450	$11,076,482	$18,391,025
Accumulated undistributed net investment income (loss)	(4,139,431)	(415,537)	(144,787)	(166,860)	(57,659)	(72,838)
Accumulated net realized gains (losses) on investments	(219,982,736)	(41,177,209)	(15,442,498)	(18,819,904)	(4,359,765)	(11,234,130)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	2,786,820	(105,095)	—	—	—	—
Swap agreements	(113,388,293)	(17,637,548)	(2,229,258)	(3,125,072)	(2,204,776)	(391,310)
NET ASSETS	$515,914,417	$166,422,955	$12,229,948	$11,260,614	$4,454,282	$6,692,747
Shares (unlimited number of shares authorized, no par value)	17,400,000	4,300,001	225,000	300,000	150,000	225,000
Net Asset Value	$29.65	$38.70	$54.36	$37.54	$29.70	$29.75

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 237

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Financials	Short Oil & Gas	UltraShort Basic Materials	UltraShort Consumer Goods
ASSETS:
Securities and Repurchase Agreements, at cost	$18,088,849	$16,748,683	$129,961,742	$15,397,498	$163,485,478	$29,591,815
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	18,088,849	16,748,683	129,961,742	15,397,498	163,485,478	29,591,815
Total Investment Securities	18,088,849	16,748,683	129,961,742	15,397,498	163,485,478	29,591,815
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	5,319,000	1,035,000	—	—
Dividends and interest receivable	43	40	311	37	391	71
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	22,665	23,905	—	20,274	—	11,976
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	31,301	—	5,228	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	110	99	220	—	—	85
Total Assets	18,111,667	16,804,028	135,281,273	16,458,037	163,485,869	29,603,947
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	61,393	—	53,025	—
Management Services fees payable	—	—	9,296	—	8,602	—
Custodian fees payable	1,795	2,091	1,498	243	5,212	1,735
Administration fees payable	29,645	31,070	8,115	28,269	8,130	23,493
Trustee fees payable	47	83	299	15	116	89
Licensing fees payable	6,172	6,006	14,268	7,199	12,040	6,264
Professional fees payable	9,354	9,354	9,561	9,335	9,353	9,356
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	3,966,556	2,622,137	21,562,679	975,145	55,875,811	9,835,886
Due to counterparty	—	—	—	—	5,966,995	96,449
Other liabilities	1,730	1,552	13,543	1,498	12,415	2,255
Total Liabilities	4,015,299	2,672,293	21,680,652	1,021,704	61,951,699	9,975,527
NET ASSETS	$14,096,368	$14,131,735	$113,600,621	$15,436,333	$101,534,170	$19,628,420
NET ASSETS CONSIST OF:
Paid in Capital	$32,889,366	$30,363,687	$192,208,547	$19,033,982	$271,712,849	$31,215,355
Accumulated undistributed net investment income (loss)	(125,863)	(120,266)	(869,748)	(84,413)	(919,915)	(252,953)
Accumulated net realized gains (losses) on investments	(14,700,579)	(13,520,850)	(56,175,499)	(2,543,319)	(113,382,953)	(1,498,096)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,966,556)	(2,590,836)	(21,562,679)	(969,917)	(55,875,811)	(9,835,886)
NET ASSETS	$14,096,368	$14,131,735	$113,600,621	$15,436,333	$101,534,170	$19,628,420
Shares (unlimited number of shares authorized, no par value)	450,000	600,000	2,550,001	300,001	11,250,000	450,000
Net Asset Value	$31.33	$23.55	$44.55	$51.45	$9.03	$43.62

See accompanying notes to the financial statements.

238 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$61,398,241	$925,950,436	$7,686,157	$29,060,864	$332,443,739	$939,993,156
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	61,398,241	925,950,436	7,686,157	29,060,864	332,443,739	939,993,156
Total Investment Securities	61,398,241	925,950,436	7,686,157	29,060,864	332,443,739	939,993,156
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	32,913,593	—	—	19,376,339	71,163,210
Dividends and interest receivable	146	2,212	18	69	794	2,245
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	3,116	—	—	—
Receivable for capital shares issued	—	25,671,475	—	—	—	5,223,573
Receivable from Advisor	—	—	30,715	5,650	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	46,248	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	175	2,764	74	22	—	2,362
Total Assets	61,398,562	984,540,480	7,720,080	29,112,853	351,820,872	1,016,384,546
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	3,664,472	—	—	—	26,938,163
Advisory fees payable	19,484	530,721	—	—	149,127	553,558
Management Services fees payable	3,852	73,061	—	—	22,326	76,051
Custodian fees payable	2,964	37,498	1,491	2,622	13,443	33,461
Administration fees payable	6,149	18,896	32,265	18,145	11,697	19,161
Trustee fees payable	18	3,472	42	50	172	2,524
Licensing fees payable	8,253	49,087	5,496	6,263	21,821	66,088
Professional fees payable	9,362	9,353	9,359	9,355	9,357	9,366
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	18,098,996	76,679,841	2,179,290	6,921,793	78,553,362	130,503,497
Due to counterparty	574,077	97,603	—	966,143	6,133,542	1,752,871
Other liabilities	6,983	110,145	1,347	3,254	36,111	103,566
Total Liabilities	18,730,138	81,274,149	2,229,290	7,927,625	84,950,958	160,058,306
NET ASSETS	$42,668,424	$903,266,331	$5,490,790	$21,185,228	$266,869,914	$856,326,240
NET ASSETS CONSIST OF:
Paid in Capital	$101,609,190	$1,945,364,147	$17,916,841	$54,611,646	$441,761,691	$3,652,916,034
Accumulated undistributed net investment income (loss)	(822,423)	(8,681,900)	(88,842)	(346,123)	(2,911,256)	(9,616,230)
Accumulated net realized gains (losses) on investments	(40,019,347)	(956,736,075)	(10,157,919)	(26,204,750)	(93,427,159)	(2,656,470,067)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(18,098,996)	(76,679,841)	(2,179,290)	(6,875,545)	(78,553,362)	(130,503,497)
NET ASSETS	$42,668,424	$903,266,331	$5,490,790	$21,185,228	$266,869,914	$856,326,240
Shares (unlimited number of shares authorized, no par value)	1,050,000	36,975,000	150,000	825,000	20,925,000	98,475,000
Net Asset Value	$40.64	$24.43	$36.61	$25.68	$12.75	$8.70

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 239

	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$46,043,791	$35,215,270	$1,414,236	$11,545,841	$53,771,770	$248,301,956
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	46,043,791	35,215,270	1,414,236	11,545,841	53,771,770	248,301,956
Total Investment Securities	46,043,791	35,215,270	1,414,236	11,545,841	53,771,770	248,301,956
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	7,390,000
Dividends and interest receivable	110	84	3	27	129	593
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	5,318	38,899	28,032	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	42,988	8,307	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	72	156	16	74	168	183
Total Assets	46,043,973	35,263,816	1,461,461	11,573,974	53,772,067	255,692,732
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	1,678	—	—	—	22,473	125,691
Management Services fees payable	2,902	—	—	—	4,309	19,332
Custodian fees payable	1,791	2,222	960	1,633	1,618	3,829
Administration fees payable	18,169	19,802	37,190	31,885	6,833	10,725
Trustee fees payable	40	94	84	104	199	336
Licensing fees payable	7,454	6,508	5,815	5,629	22,231	44,054
Professional fees payable	9,353	9,354	10,947	9,355	9,570	11,508
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	11,208,260	9,135,925	83,652	2,406,361	570,332	26,345,230
Due to counterparty	59,869	1,161,418	21,469	382,054	—	—
Other liabilities	3,390	3,031	575	1,365	5,632	15,471
Total Liabilities	11,312,906	10,338,354	160,692	2,838,386	643,197	26,576,176
NET ASSETS	$34,731,067	$24,925,462	$1,300,769	$8,735,588	$53,128,870	$229,116,556
NET ASSETS CONSIST OF:
Paid in Capital	$74,306,795	$75,643,933	$6,814,010	$18,915,729	$88,963,168	$307,474,880
Accumulated undistributed net investment income (loss)	(263,034)	(345,165)	(26,325)	(108,792)	(511,458)	(966,367)
Accumulated net realized gains (losses) on investments	(28,104,434)	(41,280,368)	(5,411,571)	(7,664,988)	(34,752,508)	(51,046,727)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(11,208,260)	(9,092,938)	(75,345)	(2,406,361)	(570,332)	(26,345,230)
NET ASSETS	$34,731,067	$24,925,462	$1,300,769	$8,735,588	$53,128,870	$229,116,556
Shares (unlimited number of shares authorized, no par value)	1,500,000	975,000	75,000	375,000	900,000	5,700,000
Net Asset Value	$23.15	$25.56	$17.34	$23.29	$59.03	$40.20

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE/Xinhua China 25
ASSETS:
Securities and Repurchase Agreements, at cost	$30,451,322	$187,961,319	$4,448,598	$2,922,928	$11,888,384	$355,323,987
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	30,451,322	187,961,319	4,448,598	2,922,928	11,888,384	355,323,987
Total Investment Securities	30,451,322	187,961,319	4,448,598	2,922,928	11,888,384	355,323,987
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	21,661,053	—	—	—	34,200,000
Dividends and interest receivable	73	449	11	7	28	849
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	7,057,499	—	—	2,452,192	—
Receivable from Advisor	—	—	1,190	2,884	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	4,206,045	104,903	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	188	565	—	—	—	663
Total Assets	30,451,583	220,886,930	4,554,702	2,925,819	14,340,604	389,525,499
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	2,958,910	—	—	—	—	5,571,993
Advisory fees payable	1,457	103,569	—	—	546	157,906
Management Services fees payable	2,420	16,637	—	—	709	24,190
Custodian fees payable	2,468	8,236	663	670	708	8,255
Administration fees payable	12,690	10,301	868	502	1,369	11,892
Trustee fees payable	23	19	9	8	4	207
Licensing fees payable	34,404	149,725	5,054	5,112	4,713	130,279
Professional fees payable	9,517	9,513	9,004	8,975	8,982	10,949
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	789,434	14,181,595	62,445	942,836	1,223,369	81,746,742
Due to counterparty	—	—	—	—	—	—
Other liabilities	4,429	21,046	795	703	809	26,691
Total Liabilities	3,815,752	14,500,641	78,838	958,806	1,241,209	87,689,104
NET ASSETS	$26,635,831	$206,386,289	$4,475,864	$1,967,013	$13,099,395	$301,836,395
NET ASSETS CONSIST OF:
Paid in Capital	$96,563,213	$745,526,337	$8,477,259	$4,038,500	$18,764,466	$874,327,121
Accumulated undistributed net investment income (loss)	(567,322)	(2,587,871)	(23,237)	(10,421)	(24,682)	(2,368,585)
Accumulated net realized gains (losses) on investments	(68,570,626)	(526,576,627)	(4,020,616)	(1,118,230)	(4,417,020)	(488,375,399)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(789,434)	(9,975,550)	42,458	(942,836)	(1,223,369)	(81,746,742)
NET ASSETS	$26,635,831	$206,386,289	$4,475,864	$1,967,013	$13,099,395	$301,836,395
Shares (unlimited number of shares authorized, no par value)	675,000	17,550,000	200,001	100,001	550,001	37,500,000
Net Asset Value	$39.46	$11.76	$22.38	$19.67	$23.82	$8.05

See accompanying notes to the financial statements.

November 30, 2009 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 241

	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	Credit Suisse 130/30
ASSETS:
Securities and Repurchase Agreements, at cost	$18,206,871	$8,027,542	$147,929,592	$351,350,810	$3,777,744,227	$29,044,704
Securities, at value	—	—	—	—	—	25,991,936
Repurchase agreements, at value	18,206,871	8,027,542	147,929,592	351,350,810	3,777,744,227	5,386,610
Total Investment Securities	18,206,871	8,027,542	147,929,592	351,350,810	3,777,744,227	31,378,546
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	127,139	62,451	4,478,994	—
Segregated cash balances with custodian for swap agreements	—	—	—	24,694,052	567,110,013	—
Dividends and interest receivable	43	19	353	840	9,024	53,755
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	2,392,379	—	56,593,664	—
Receivable from Advisor	26,732	—	—	—	—	1,048
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	125,921	—	—	—	75,968,596	358,192
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	52	—	—	793	7,685	—
Total Assets	18,359,619	8,027,561	150,449,463	376,108,946	4,481,912,203	31,791,541
LIABILITIES:
Cash overdraft	—	—	72,059	21,952	2,385,953	2,859
Payable for investments purchased	—	—	—	—	—	2,314,057
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	75,676	210,554	2,766,899	—
Management Services fees payable	—	185	11,322	29,279	368,917	—
Custodian fees payable	1,150	720	1,969	5,368	67,522	583
Administration fees payable	31,198	1,197	8,760	12,664	26,320	4,945
Trustee fees payable	73	13	105	1,253	12,511	30
Licensing fees payable	14,754	4,767	2,214	143,202	1,306,322	27,671
Professional fees payable	10,956	9,052	7,259	12,681	45,891	8,389
Payable for variation margin on futures contracts	—	—	1,594	1,250	60,563	—
Unrealized depreciation on swap agreements	2,515,210	2,352,677	3,077,495	31,970,061	102,094,622	—
Due to counterparty	—	—	—	2,751	5,502	—
Other liabilities	1,325	1,114	5,312	38,300	575,933	1,863
Total Liabilities	2,574,666	2,369,725	3,263,765	32,449,315	109,716,955	2,360,397
NET ASSETS	$15,784,953	$5,657,836	$147,185,698	$343,659,631	$4,372,195,248	$29,431,144
NET ASSETS CONSIST OF:
Paid in Capital	$21,363,149	$15,242,100	$150,739,641	$386,037,657	$4,359,774,555	$25,417,970
Accumulated undistributed net investment income (loss)	(115,146)	(41,271)	(175,900)	(3,014,445)	(30,438,636)	35,074
Accumulated net realized gains (losses) on investments	(3,073,761)	(7,190,316)	(281,046)	(7,369,133)	70,271,966	1,286,066
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	2,333,842
Futures contracts	—	—	(19,502)	(24,387)	(1,286,611)	—
Swap agreements	(2,389,289)	(2,352,677)	(3,077,495)	(31,970,061)	(26,126,026)	358,192
NET ASSETS	$15,784,953	$5,657,836	$147,185,698	$343,659,631	$4,372,195,248	$29,431,144
Shares (unlimited number of shares authorized, no par value)	300,000	200,001	3,100,001	6,900,000	98,700,000	600,001
Net Asset Value	$52.62	$28.29	$47.48	$49.81	$44.30	$49.05

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2009 (Unaudited)

Statements of Operations

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 243

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	June 30, 2009* through November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$2,726,147	$5,572,290	$19,328,436	$61,587	$797,938	$297,515
Interest	20,970	14,278	32,510	191	8,178	1,336
Foreign withholding tax on dividends	(558)	—	—	—	—	(86)
Total Investment Income	2,746,559	5,586,568	19,360,946	61,778	806,116	298,765
EXPENSES:
Advisory fees (Note 4)	3,669,964	1,833,281	7,525,589	21,832	534,778	228,709
Management Services fees (Note 4)	489,325	244,436	1,003,404	2,911	71,303	30,494
Professional fees	25,556	19,349	48,008	8,622	11,250	10,263
Administration fees (Note 5)	134,764	108,689	151,146	7,122	70,915	54,992
Custodian fees (Note 6)	97,672	38,111	318,523	34,957	96,652	69,629
Printing and Shareholder reports	92,102	45,428	186,945	1,884	13,470	5,984
Licensing fees	495,842	104,293	12,030	6,190	7,271	6,015
Trustee fees	6,866	3,635	14,918	28	879	389
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	59,332	—	—	—
Other fees	21,274	12,833	46,418	1,879	4,475	2,946
Total Gross Expenses before fees waived and/or reimbursed	5,033,365	2,410,055	9,366,313	85,425	810,993	409,421
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(374,127)	(82,883)	—	(57,720)	(132,294)	(119,291)
Total Net Expenses	4,659,238	2,327,172	9,366,313	27,705	678,699	290,130
Net Investment Income (Loss)	(1,912,679)	3,259,396	9,994,633	34,073	127,417	8,635
NET REALIZED GAIN (LOSS) ON:
Investments	21,124,255	3,501,292	56,766,333	2,659	13,411,785	209,511
Futures contracts	49,004,235	21,786,588	82,172,725	—	7,228,763	—
Swap agreements	65,244,335	14,645,488	28,242,511	672,083	10,998,386	4,550,496
In-kind redemptions of investments	74,168,295	25,247,143	101,620,376	896,827	10,304,302	5,120,760
Net realized gain (loss)	209,541,120	65,180,511	268,801,945	1,571,569	41,943,236	9,880,767
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	75,536,884	48,107,901	134,089,116	(18,113)	(2,847,724)	2,268,517
Futures contracts	(6,330,835)	(1,234,056)	(10,022,805)	—	(909,232)	—
Swap agreements	132,469,064	85,123,377	329,463,667	444,183	12,784,639	4,861,299
Change in net unrealized appreciation (depreciation)	201,675,113	131,997,222	453,529,978	426,070	9,027,683	7,129,816
Net realized and unrealized gain (loss)	411,216,233	197,177,733	722,331,923	1,997,639	50,970,919	17,010,583
Change in Net Assets Resulting from Operations	$409,303,554	$200,437,129	$732,326,556	$2,031,712	$51,098,336	$17,019,218

*Commencement of investment operations.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

	Ultra Russell2000	UltraPro S&P500®	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth
	Six Months Ended November 30, 2009	June 23, 2009* through November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$1,291,215	$290,435	$229,434	$326,628	$202,011	$96,095
Interest	7,429	5,645	424	788	382	436
Foreign withholding tax on dividends	(199)	—	—	—	—	—
Total Investment Income	1,298,445	296,080	229,858	327,416	202,393	96,531
EXPENSES:
Advisory fees (Note 4)	921,980	168,198	82,078	125,989	75,275	70,833
Management Services fees (Note 4)	122,930	22,426	10,943	16,798	10,037	9,444
Professional fees	12,924	9,322	9,719	9,881	9,698	9,676
Administration fees (Note 5)	90,581	37,849	51,667	51,793	51,214	51,057
Custodian fees (Note 6)	319,744	41,085	48,885	47,889	40,244	32,481
Printing and Shareholder reports	23,298	8,047	2,043	3,186	1,861	1,735
Licensing fees	86,716	7,494	4,762	4,762	4,762	4,762
Trustee fees	1,665	228	132	196	109	97
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	6,426	2,340	2,461	2,609	2,434	2,399
Total Gross Expenses before fees waived and/or reimbursed	1,586,264	296,989	212,690	263,103	195,634	182,484
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(416,473)	(83,363)	(108,557)	(103,215)	(100,102)	(92,614)
Total Net Expenses	1,169,791	213,626	104,133	159,888	95,532	89,870
Net Investment Income (Loss)	128,654	82,454	125,725	167,528	106,861	6,661
NET REALIZED GAIN (LOSS) ON:
Investments	17,894,421	51,206	(141,603)	474,482	68,009	333,188
Futures contracts	18,296,968	841,555	—	—	—	—
Swap agreements	6,062,389	17,288,271	1,407,008	3,708,761	2,619,698	2,221,467
In-kind redemptions of investments	42,875,702	4,581,275	—	3,638,932	—	—
Net realized gain (loss)	85,129,480	22,762,307	1,265,405	7,822,175	2,687,707	2,554,655
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(26,901,893)	206,281	3,011,788	778,574	3,160,952	2,198,447
Futures contracts	(8,018,480)	744,344	—	—	—	—
Swap agreements	26,322,852	(733,331)	2,498,947	2,972,793	1,533,541	924,906
Change in net unrealized appreciation (depreciation)	(8,597,521)	217,294	5,510,735	3,751,367	4,694,493	3,123,353
Net realized and unrealized gain (loss)	76,531,959	22,979,601	6,776,140	11,573,542	7,382,200	5,678,008
Change in Net Assets Resulting from Operations	$76,660,613	$23,062,055	$6,901,865	$11,741,070	$7,489,061	$5,684,669

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 245

	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$178,766	$86,751	$3,062,574	$335,646	$93,083	$14,895,525
Interest	585	667	9,409	729	450	24,997
Foreign withholding tax on dividends	(23)	—	—	—	—	(12,713)
Total Investment Income	179,328	87,418	3,071,983	336,375	93,533	14,907,809
EXPENSES:
Advisory fees (Note 4)	84,028	110,566	1,657,335	94,197	53,084	8,438,660
Management Services fees (Note 4)	11,204	14,742	220,976	12,560	7,078	1,125,146
Professional fees	9,741	9,828	15,207	9,742	9,608	39,021
Administration fees (Note 5)	53,407	53,418	105,208	50,271	49,893	153,486
Custodian fees (Note 6)	141,585	106,103	49,475	11,277	19,300	280,728
Printing and Shareholder reports	2,172	2,791	41,205	2,206	1,292	212,402
Licensing fees	4,762	4,762	93,154	9,785	7,593	465,105
Trustee fees	135	172	2,745	135	75	14,396
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,467	2,535	8,883	2,498	2,376	38,053
Total Gross Expenses before fees waived and/or reimbursed	309,501	304,917	2,194,188	192,671	150,299	10,766,997
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(202,919)	(164,683)	(89,681)	(73,123)	(82,925)	(60,467)
Total Net Expenses	106,582	140,234	2,104,507	119,548	67,374	10,706,530
Net Investment Income (Loss)	72,746	(52,816)	967,476	216,827	26,159	4,201,279
NET REALIZED GAIN (LOSS) ON:
Investments	149,684	631,311	23,719,105	(125,410)	(14,165)	165,958,225
Futures contracts	—	—	—	—	—	—
Swap agreements	1,708,649	2,899,129	47,877,950	3,667,938	1,902,242	94,718,458
In-kind redemptions of investments	2,028,217	2,570,025	68,093,119	—	—	108,547,864
Net realized gain (loss)	3,886,550	6,100,465	139,690,174	3,542,528	1,888,077	369,224,547
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	426,510	83,917	(12,969,088)	3,839,602	2,275,268	77,535,557
Futures contracts	—	—	—	—	—	—
Swap agreements	1,642,551	871,927	77,318,571	1,222,520	909,040	330,556,440
Change in net unrealized appreciation (depreciation)	2,069,061	955,844	64,349,483	5,062,122	3,184,308	408,091,997
Net realized and unrealized gain (loss)	5,955,611	7,056,309	204,039,657	8,604,650	5,072,385	777,316,544
Change in Net Assets Resulting from Operations	$6,028,357	$7,003,493	$205,007,133	$8,821,477	$5,098,544	$781,517,823

See accompanying notes to the financial statements.

246 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$692,804	$371,726	$4,493,766	$9,384,634	$731,197	$548,450
Interest	1,619	1,015	13,671	15,464	2,756	2,649
Foreign withholding tax on dividends	—	—	(1,857)	(20,004)	—	—
Total Investment Income	694,423	372,741	4,505,580	9,380,094	733,953	551,099
EXPENSES:
Advisory fees (Note 4)	172,939	152,495	2,192,947	2,131,495	368,062	548,214
Management Services fees (Note 4)	23,058	20,332	292,391	284,197	49,074	73,095
Professional fees	9,974	9,970	19,124	17,335	10,625	11,287
Administration fees (Note 5)	50,850	51,219	115,074	113,919	62,453	70,749
Custodian fees (Note 6)	14,294	28,433	81,670	56,109	16,395	35,592
Printing and Shareholder reports	4,271	3,750	55,156	52,581	8,948	13,430
Licensing fees	13,985	12,895	122,221	123,208	24,392	34,000
Trustee fees	307	227	4,318	3,158	604	853
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,776	2,658	14,304	9,422	3,340	4,017
Total Gross Expenses before fees waived and/or reimbursed	292,454	281,979	2,897,205	2,791,424	543,893	791,237
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(72,991)	(88,397)	(116,853)	(85,978)	(76,699)	(95,115)
Total Net Expenses	219,463	193,582	2,780,352	2,705,446	467,194	696,122
Net Investment Income (Loss)	474,960	179,159	1,725,228	6,674,648	266,759	(145,023)
NET REALIZED GAIN (LOSS) ON:
Investments	(660,705)	(273,654)	31,475,545	1,741,142	10,325,402	2,515,214
Futures contracts	—	—	—	—	—	—
Swap agreements	3,636,435	5,765,469	57,257,924	99,240,851	10,558,976	23,267,934
In-kind redemptions of investments	—	3,002,634	8,863,072	77,628,710	740,714	5,469,961
Net realized gain (loss)	2,975,730	8,494,449	97,596,541	178,610,703	21,625,092	31,253,109
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	6,649,364	4,363,650	4,062,573	32,753,493	6,382,899	21,104,986
Futures contracts	—	—	—	—	—	—
Swap agreements	5,491,486	3,458,094	843,448	48,878,666	10,402,228	14,186,710
Change in net unrealized appreciation (depreciation)	12,140,850	7,821,744	4,906,021	81,632,159	16,785,127	35,291,696
Net realized and unrealized gain (loss)	15,116,580	16,316,193	102,502,562	260,242,862	38,410,219	66,544,805
Change in Net Assets Resulting from Operations	$15,591,540	$16,495,352	$104,227,790	$266,917,510	$38,676,978	$66,399,782

See accompanying notes to the financial statements.

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 247

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra FTSE/Xinhua China 25	Ultra MSCI Japan
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	June 2, 2009* through November 30, 2009	June 2, 2009* through November 30, 2009	June 2, 2009* through November 30, 2009	June 2, 2009* through November 30, 2009
INVESTMENT INCOME:
Dividends	$258,784	$486,457	$38,574	$32,511	$—	$—
Interest	355	686	2,439	2,819	6,572	3,618
Foreign withholding tax on dividends	—	—	(73)	(46)	—	—
Total Investment Income	259,139	487,143	40,940	35,284	6,572	3,618
EXPENSES:
Advisory fees (Note 4)	44,618	97,779	35,376	50,973	70,762	32,813
Management Services fees (Note 4)	5,949	13,037	4,717	6,796	9,435	4,375
Professional fees	9,326	9,817	9,510	9,535	9,645	9,477
Administration fees (Note 5)	49,466	49,643	9,684	13,843	19,120	9,000
Custodian fees (Note 6)	4,194	8,046	6,924	12,402	1,804	1,237
Printing and Shareholder reports	1,090	2,393	2,667	3,055	4,271	2,633
Licensing fees	7,141	9,976	23,859	23,859	22,525	24,431
Trustee fees	60	161	48	70	91	42
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,310	2,528	1,973	2,006	2,149	1,958
Total Gross Expenses before fees waived and/or reimbursed	124,154	193,380	94,758	122,539	139,802	85,966
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(67,610)	(69,376)	(49,899)	(57,877)	(50,086)	(44,403)
Total Net Expenses	56,544	124,004	44,859	64,662	89,716	41,563
Net Investment Income (Loss)	202,595	363,139	(3,919)	(29,378)	(83,144)	(37,945)
NET REALIZED GAIN (LOSS) ON:
Investments	33,050	(133,976)	2,884	(29,043)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	113,767	1,240,733	1,316,714	3,794,810	5,110,837	131,821
In-kind redemptions of investments	—	997,656	—	895,591	—	—
Net realized gain (loss)	146,817	2,104,413	1,319,598	4,661,358	5,110,837	131,821
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	295,432	1,664,396	84,700	77,373	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	483,846	2,301,508	184,383	(523,180)	(1,074,271)	(44,937)
Change in net unrealized appreciation (depreciation)	779,278	3,965,904	269,083	(445,807)	(1,074,271)	(44,937)
Net realized and unrealized gain (loss)	926,095	6,070,317	1,588,681	4,215,551	4,036,566	86,884
Change in Net Assets Resulting from Operations	$1,128,690	$6,433,456	$1,584,762	$4,186,173	$3,953,422	$48,939

*Commencement of investment operations.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	87,127	122,258	674,509	20,724	19,289	53,537
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	87,127	122,258	674,509	20,724	19,289	53,537
EXPENSES:
Advisory fees (Note 4)	694,884	988,647	5,726,328	162,086	154,774	467,890
Management Services fees (Note 4)	92,650	131,819	763,505	21,611	20,637	62,385
Professional fees	11,606	12,621	27,820	9,925	9,901	10,843
Administration fees (Note 5)	58,850	68,317	124,316	40,261	40,338	51,189
Custodian fees (Note 6)	12,094	16,397	87,905	3,899	3,064	8,542
Printing and Shareholder reports	15,942	23,432	131,302	3,724	3,572	10,020
Licensing fees	98,668	58,745	7,271	7,271	6,015	51,402
Trustee fees	1,070	1,646	8,643	235	252	679
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	176,211	—	—	—
Other fees	5,108	6,822	27,878	3,206	2,668	4,079
Total Gross Expenses before fees waived and/or reimbursed	990,872	1,308,446	7,081,179	252,218	241,221	667,029
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(111,902)	(57,813)	—	(47,191)	(45,426)	(74,989)
Total Net Expenses	878,970	1,250,633	7,081,179	205,027	195,795	592,040
Net Investment Income (Loss)	(791,843)	(1,128,375)	(6,406,670)	(184,303)	(176,506)	(538,503)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(10,400,635)	(12,692,865)	(79,900,778)	(2,597,535)	—	(5,458,723)
Swap agreements	(22,977,940)	(19,853,851)	(158,745,544)	(4,850,823)	(8,632,789)	(15,668,931)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(33,378,575)	(32,546,716)	(238,646,322)	(7,448,358)	(8,632,789)	(21,127,654)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	220,484	(2,112,122)	(5,584,349)	130,818	—	988,875
Swap agreements	(12,977,355)	(28,718,587)	(109,140,055)	(3,431,274)	(1,032,065)	(4,053,277)
Change in net unrealized appreciation (depreciation)	(12,756,871)	(30,830,709)	(114,724,404)	(3,300,456)	(1,032,065)	(3,064,402)
Net realized and unrealized gain (loss)	(46,135,446)	(63,377,425)	(353,370,726)	(10,748,814)	(9,664,854)	(24,192,056)
Change in Net Assets Resulting from Operations	$(46,927,289)	$(64,505,800)	$(359,777,396)	$(10,933,117)	$(9,841,360)	$(24,730,559)

See accompanying notes to the financial statements.

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 249

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000	UltraShort MidCap400	UltraShort SmallCap600
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	June 30, 2009* through November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	504,289	301,636	1,837,701	1,709	30,388	15,498
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	504,289	301,636	1,837,701	1,709	30,388	15,498
EXPENSES:
Advisory fees (Note 4)	3,923,665	2,368,455	13,936,756	13,966	203,941	104,903
Management Services fees (Note 4)	523,151	315,792	1,858,221	1,862	27,192	13,987
Professional fees	21,804	17,136	52,433	8,582	10,742	9,924
Administration fees (Note 5)	117,531	98,847	152,720	3,209	40,674	39,877
Custodian fees (Note 6)	62,242	38,633	212,698	895	4,856	2,451
Printing and Shareholder reports	91,444	55,810	328,912	1,740	4,758	2,465
Licensing fees	529,670	132,336	10,277	6,190	7,271	6,015
Trustee fees	6,270	3,976	23,248	23	380	187
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	27,681	15,084	75,789	1,760	4,007	2,670
Total Gross Expenses before fees waived and/or reimbursed	5,303,458	3,046,069	16,651,054	38,227	303,821	182,479
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(346,152)	(53,459)	—	(20,586)	(46,180)	(49,895)
Total Net Expenses	4,957,306	2,992,610	16,651,054	17,641	257,641	132,584
Net Investment Income (Loss)	(4,453,017)	(2,690,974)	(14,813,353)	(15,932)	(227,253)	(117,086)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(42,685,260)	(29,193,288)	(157,422,827)	—	(2,503,967)	—
Swap agreements	(295,601,485)	(127,125,806)	(904,509,143)	(766,788)	(33,521,521)	(8,952,159)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(338,286,745)	(156,319,094)	(1,061,931,970)	(766,788)	(36,025,488)	(8,952,159)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	1,796,027	(2,216,249)	(1,859,076)	—	311,147	—
Swap agreements	(148,264,647)	(128,566,031)	(582,452,995)	(1,130,035)	9,450,796	(2,374,637)
Change in net unrealized appreciation (depreciation)	(146,468,620)	(130,782,280)	(584,312,071)	(1,130,035)	9,761,943	(2,374,637)
Net realized and unrealized gain (loss)	(484,755,365)	(287,101,374)	(1,646,244,041)	(1,896,823)	(26,263,545)	(11,326,796)
Change in Net Assets Resulting from Operations	$(489,208,382)	$(289,792,348)	$(1,661,057,394)	$(1,912,755)	$(26,490,798)	$(11,443,882)

*Commencement of investment operations.

See accompanying notes to the financial statements.

250 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

	UltraShort Russell2000	UltraPro Short S&P500®	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2009	June 23, 2009* through November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	274,164	32,601	5,771	6,428	2,881	4,066
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	274,164	32,601	5,771	6,428	2,881	4,066
EXPENSES:
Advisory fees (Note 4)	1,801,645	354,971	38,844	47,181	18,329	26,894
Management Services fees (Note 4)	240,217	47,329	5,179	6,291	2,444	3,586
Professional fees	17,704	9,977	9,743	9,739	9,533	9,555
Administration fees (Note 5)	88,845	40,106	39,285	39,287	39,045	39,122
Custodian fees (Note 6)	29,333	6,182	1,333	1,458	1,026	1,154
Printing and Shareholder reports	40,199	12,465	922	1,174	454	634
Licensing fees	233,357	7,494	6,108	6,876	4,762	4,762
Trustee fees	3,062	430	96	93	34	44
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	12,917	3,567	2,372	2,422	2,310	2,323
Total Gross Expenses before fees waived and/or reimbursed	2,467,279	482,521	103,882	114,521	77,937	88,074
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(192,317)	(34,383)	(54,794)	(54,893)	(54,812)	(54,091)
Total Net Expenses	2,274,962	448,138	49,088	59,628	23,125	33,983
Net Investment Income (Loss)	(2,000,798)	(415,537)	(43,317)	(53,200)	(20,244)	(29,917)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(17,296,205)	(3,747,347)	—	—	—	—
Swap agreements	(177,217,498)	(37,429,862)	(4,985,275)	(5,125,064)	(1,918,290)	(4,164,184)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(194,513,703)	(41,177,209)	(4,985,275)	(5,125,064)	(1,918,290)	(4,164,184)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	3,202,264	(105,095)	—	—	—	—
Swap agreements	(24,006,162)	(17,637,548)	501,752	(39,731)	(1,293,681)	1,027,430
Change in net unrealized appreciation (depreciation)	(20,803,898)	(17,742,643)	501,752	(39,731)	(1,293,681)	1,027,430
Net realized and unrealized gain (loss)	(215,317,601)	(58,919,852)	(4,483,523)	(5,164,795)	(3,211,971)	(3,136,754)
Change in Net Assets Resulting from Operations	$(217,318,399)	$(59,335,389)	$(4,526,840)	$(5,217,995)	$(3,232,215)	$(3,166,671)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 251

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Financials	Short Oil & Gas	UltraShort Basic Materials	UltraShort Consumer Goods
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	8,093	6,689	66,919	5,304	76,000	13,468
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	8,093	6,689	66,919	5,304	76,000	13,468
EXPENSES:
Advisory fees (Note 4)	52,331	45,881	471,266	50,156	464,605	86,159
Management Services fees (Note 4)	6,978	6,117	62,835	6,687	61,947	11,488
Professional fees	9,661	9,697	10,850	9,608	11,062	9,903
Administration fees (Note 5)	39,383	39,379	51,695	37,788	51,122	39,579
Custodian fees (Note 6)	1,535	1,438	8,290	1,685	8,262	2,056
Printing and Shareholder reports	1,210	1,070	10,869	1,157	10,308	2,033
Licensing fees	6,982	6,732	29,896	7,437	29,541	9,357
Trustee fees	95	75	756	71	743	165
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,435	2,421	3,973	2,307	5,238	2,499
Total Gross Expenses before fees waived and/or reimbursed	120,610	112,810	650,430	116,896	642,828	163,239
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(54,483)	(54,856)	(54,230)	(53,432)	(56,725)	(54,365)
Total Net Expenses	66,127	57,954	596,200	63,464	586,103	108,874
Net Investment Income (Loss)	(58,034)	(51,265)	(529,281)	(58,160)	(510,103)	(95,406)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(4,689,685)	(4,436,480)	(31,651,787)	(2,125,030)	(65,537,708)	(4,351,859)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(4,689,685)	(4,436,480)	(31,651,787)	(2,125,030)	(65,537,708)	(4,351,859)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,636,985)	(425,137)	873,793	(417,747)	(26,865,458)	(5,433,695)
Change in net unrealized appreciation (depreciation)	(1,636,985)	(425,137)	873,793	(417,747)	(26,865,458)	(5,433,695)
Net realized and unrealized gain (loss)	(6,326,670)	(4,861,617)	(30,777,994)	(2,542,777)	(92,403,166)	(9,785,554)
Change in Net Assets Resulting from Operations	$(6,384,704)	$(4,912,882)	$(31,307,275)	$(2,600,937)	$(92,913,269)	$(9,880,960)

See accompanying notes to the financial statements.

252 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	44,073	548,786	5,358	19,961	159,181	571,125
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	44,073	548,786	5,358	19,961	159,181	571,125
EXPENSES:
Advisory fees (Note 4)	265,470	3,591,120	33,939	112,657	1,225,070	3,788,123
Management Services fees (Note 4)	35,396	478,812	4,525	15,021	163,341	505,079
Professional fees	11,129	26,327	9,588	10,318	17,951	27,901
Administration fees (Note 5)	43,161	113,508	39,083	39,649	74,860	114,720
Custodian fees (Note 6)	4,871	57,205	1,260	2,702	20,845	59,910
Printing and Shareholder reports	6,398	85,452	865	2,658	28,564	88,454
Licensing fees	18,920	197,293	6,572	10,770	70,099	209,806
Trustee fees	581	5,925	61	212	2,119	6,848
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,710	28,357	2,362	2,562	10,109	26,415
Total Gross Expenses before fees waived and/or reimbursed	389,636	4,583,999	98,255	196,549	1,612,958	4,827,256
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(54,307)	(36,091)	(55,364)	(54,296)	(63,132)	(48,040)
Total Net Expenses	335,329	4,547,908	42,891	142,253	1,549,826	4,779,216
Net Investment Income (Loss)	(291,256)	(3,999,122)	(37,533)	(122,292)	(1,390,645)	(4,208,091)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(33,331,613)	(865,616,050)	(3,047,683)	(18,285,998)	(46,774,101)	(1,183,247,973)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(33,331,613)	(865,616,050)	(3,047,683)	(18,285,998)	(46,774,101)	(1,183,247,973)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,040,539)	403,470,132	(612,499)	1,227,916	(26,777,749)	414,905,966
Change in net unrealized appreciation (depreciation)	(2,040,539)	403,470,132	(612,499)	1,227,916	(26,777,749)	414,905,966
Net realized and unrealized gain (loss)	(35,372,152)	(462,145,918)	(3,660,182)	(17,058,082)	(73,551,850)	(768,342,007)
Change in Net Assets Resulting from Operations	$(35,663,408)	$(466,145,040)	$(3,697,715)	$(17,180,374)	$(74,942,495)	$(772,550,098)

See accompanying notes to the financial statements.

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 253

	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	18,833	18,674	957	5,848	32,080	78,283
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	18,833	18,674	957	5,848	32,080	78,283
EXPENSES:
Advisory fees (Note 4)	123,080	107,059	6,627	38,290	222,715	681,871
Management Services fees (Note 4)	16,410	14,274	884	5,105	29,695	90,916
Professional fees	9,852	10,233	9,262	9,635	10,076	11,662
Administration fees (Note 5)	40,131	39,769	39,264	39,203	41,963	58,365
Custodian fees (Note 6)	2,598	2,385	851	1,325	4,083	10,940
Printing and Shareholder reports	2,822	2,587	166	927	5,106	14,749
Licensing fees	11,326	10,471	5,115	6,804	28,518	77,495
Trustee fees	202	214	1	61	366	904
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,538	2,686	2,230	2,370	2,888	4,998
Total Gross Expenses before fees waived and/or reimbursed	208,959	189,678	64,400	103,720	345,410	951,900
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(53,458)	(54,496)	(56,032)	(55,370)	(63,684)	(89,290)
Total Net Expenses	155,501	135,182	8,368	48,350	281,726	862,610
Net Investment Income (Loss)	(136,668)	(116,508)	(7,411)	(42,502)	(249,646)	(784,327)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(11,744,561)	(17,064,337)	(408,191)	(3,008,389)	(23,958,238)	(27,626,421)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(11,744,561)	(17,064,337)	(408,191)	(3,008,389)	(23,958,238)	(27,626,421)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,743,968)	766,770	101,045	(316,779)	9,340,973	(16,727,832)
Change in net unrealized appreciation (depreciation)	(3,743,968)	766,770	101,045	(316,779)	9,340,973	(16,727,832)
Net realized and unrealized gain (loss)	(15,488,529)	(16,297,567)	(307,146)	(3,325,168)	(14,617,265)	(44,354,253)
Change in Net Assets Resulting from Operations	$(15,625,197)	$(16,414,075)	$(314,557)	$(3,367,670)	$(14,866,911)	$(45,138,580)

See accompanying notes to the financial statements.

254 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE/Xinhua China 25
	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	June 16, 2009* through November 30, 2009	June 16, 2009* through November 30, 2009	June 16, 2009* through November 30, 2009	Six Months Ended November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	25,390	128,946	2,701	1,324	2,765	137,890
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	25,390	128,946	2,701	1,324	2,765	137,890
EXPENSES:
Advisory fees (Note 4)	151,393	806,577	20,560	9,313	21,778	1,059,543
Management Services fees (Note 4)	20,186	107,543	2,741	1,242	2,904	141,271
Professional fees	10,744	15,093	9,034	9,000	9,021	12,776
Administration fees (Note 5)	39,947	62,565	4,625	2,226	4,885	69,926
Custodian fees (Note 6)	3,066	14,304	1,025	857	1,043	18,188
Printing and Shareholder reports	3,553	19,095	1,785	1,599	2,427	25,336
Licensing fees	20,910	90,798	29,849	29,849	29,848	117,999
Trustee fees	339	1,836	34	19	28	1,811
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,310	7,405	1,855	1,835	1,860	9,108
Total Gross Expenses before fees waived and/or reimbursed	253,448	1,125,216	71,508	55,940	73,794	1,455,958
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(62,212)	(106,724)	(45,570)	(44,195)	(46,347)	(117,067)
Total Net Expenses	191,236	1,018,492	25,938	11,745	27,447	1,338,891
Net Investment Income (Loss)	(165,846)	(889,546)	(23,237)	(10,421)	(24,682)	(1,201,001)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(39,257,093)	(194,711,903)	(4,020,616)	(1,118,230)	(4,417,020)	(104,292,331)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(39,257,093)	(194,711,903)	(4,020,616)	(1,118,230)	(4,417,020)	(104,292,331)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	18,822,594	65,328,284	42,458	(942,836)	(1,223,369)	(30,850,164)
Change in net unrealized appreciation (depreciation)	18,822,594	65,328,284	42,458	(942,836)	(1,223,369)	(30,850,164)
Net realized and unrealized gain (loss)	(20,434,499)	(129,383,619)	(3,978,158)	(2,061,066)	(5,640,389)	(135,142,495)
Change in Net Assets Resulting from Operations	$(20,600,345)	$(130,273,165)	$(4,001,395)	$(2,071,487)	$(5,665,071)	$(136,343,496)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Indicated (Unaudited) :: Statements of Operations :: ProShares Trust :: 255

	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	Credit Suisse 130/30
	Six Months Ended November 30, 2009	June 16, 2009* through November 30, 2009	August 18, 2009* through November 30, 2009	Six Months Ended November 30, 2009	Six Months Ended November 30, 2009	July 13, 2009* through November 30, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$179,937
Interest	6,459	4,764	7,818	147,161	1,615,738	425
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	6,459	4,764	7,818	147,161	1,615,738	180,362
EXPENSES:
Advisory fees (Note 4)	45,849	36,541	145,107	1,399,852	15,915,225	73,011
Management Services fees (Note 4)	6,113	4,872	19,348	186,646	2,122,014	9,735
Professional fees	9,397	9,093	7,260	13,771	64,286	8,399
Administration fees (Note 5)	39,471	8,034	19,465	79,717	159,721	19,688
Custodian fees (Note 6)	1,438	1,263	2,709	22,218	239,865	10,727
Printing and Shareholder reports	1,057	2,528	4,380	33,660	384,030	8,869
Licensing fees	32,063	29,849	11,619	74,755	803,535	27,671
Trustee fees	76	58	139	2,348	25,707	107
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	285,713	—
Other fees	2,344	1,974	1,880	8,204	72,444	1,921
Total Gross Expenses before fees waived and/or reimbursed	137,808	94,212	211,907	1,821,171	20,072,540	160,128
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(79,752)	(48,177)	(28,189)	(49,057)	—	(67,545)
Total Net Expenses	58,056	46,035	183,718	1,772,114	20,072,540	92,583
Net Investment Income (Loss)	(51,597)	(41,271)	(175,900)	(1,624,953)	(18,456,802)	87,779
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	628,011
Futures contracts	—	—	(84,642)	(1,048,828)	(33,456,564)	—
Swap agreements	(1,196,855)	(7,190,316)	(196,404)	8,243,156	(335,872,071)	87,894
In-kind redemptions of investments	—	—	—	—	—	570,161
Net realized gain (loss)	(1,196,855)	(7,190,316)	(281,046)	7,194,328	(369,328,635)	1,286,066
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	2,333,842
Futures contracts	—	—	(19,502)	18,109	1,374,755	—
Swap agreements	(145,979)	(2,352,677)	(3,077,495)	(46,379,328)	(197,719,534)	358,192
Change in net unrealized appreciation (depreciation)	(145,979)	(2,352,677)	(3,096,997)	(46,361,219)	(196,344,779)	2,692,034
Net realized and unrealized gain (loss)	(1,342,834)	(9,542,993)	(3,378,043)	(39,166,891)	(565,673,414)	3,978,100
Change in Net Assets Resulting from Operations	$(1,394,431)	$(9,584,264)	$(3,553,943)	$(40,791,844)	$(584,130,216)	$4,065,879

*Commencement of investment operations.

See accompanying notes to the financial statements.

256 :: ProShares Trust :: Statements of Operations :: For the Periods Indicated (Unaudited)

Statements of Changes in Net Assets

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 257

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,912,679)	$(2,442,909)	$3,259,396	$14,332,326	$9,994,633	$39,456,701
Net realized gain (loss)	209,541,120	(1,221,253,036)	65,180,511	(476,637,784)	268,801,945	(1,683,583,545)
Change in net unrealized appreciation (depreciation)	201,675,113	148,534,094	131,997,222	42,166,773	453,529,978	303,687,615
Change in Net Assets Resulting from Operations	409,303,554	(1,075,161,851)	200,437,129	(420,138,685)	732,326,556	(1,340,439,229)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(5,170,804)	(12,653,541)	(11,922,216)	(32,776,848)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	(428,824)	—	—	(517,535)	—
Total distributions	—	(428,824)	(5,170,804)	(12,653,541)	(12,439,751)	(32,776,848)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	229,725,578	2,881,224,391	64,086,642	1,746,453,162	162,226,603	7,350,850,285
Cost of shares redeemed	(841,587,835)	(1,633,713,268)	(453,701,933)	(1,012,282,677)	(1,613,210,721)	(4,484,107,547)
Change in net assets resulting from capital transactions	(611,862,257)	1,247,511,123	(389,615,291)	734,170,485	(1,450,984,118)	2,866,742,738
Change in net assets	(202,558,703)	171,920,448	(194,348,966)	301,378,259	(731,097,313)	1,493,526,661
NET ASSETS:
Beginning of period	$1,080,607,894	$908,687,446	$602,468,272	$301,090,013	$2,398,029,341	$904,502,680
End of period	$878,049,191	$1,080,607,894	$408,119,306	$602,468,272	$1,666,932,028	$2,398,029,341
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,622,079)	$(709,400)	$794,482	$2,705,890	$3,925,885	$6,371,003
SHARE TRANSACTIONS:
Beginning of period	29,925,000	10,050,001	20,625,000	3,975,001	91,500,000	12,225,001
Issued	2,700,000	21,450,000	1,350,000	25,800,000	3,825,000	134,475,000
Issued in-kind	2,550,000	49,500,000	525,000	24,000,000	1,650,000	128,400,000
Redeemed	(13,875,000)	(19,875,001)	(10,275,000)	(25,425,001)	(42,300,000)	(130,725,001)
Redemption in-kind	(4,950,000)	(31,200,000)	(2,775,000)	(7,725,000)	(9,525,000)	(52,875,000)
Shares outstanding, end of period	16,350,000	29,925,000	9,450,000	20,625,000	45,150,000	91,500,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

258 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell3000	Ultra MidCap400		Ultra SmallCap600
	June 30, 2009* through November 30, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$34,073	$127,417	$847,800	$8,635	$227,746
Net realized gain (loss)	1,571,569	41,943,236	(103,309,159)	9,880,767	(43,933,378)
Change in net unrealized appreciation (depreciation)	426,070	9,027,683	21,551,633	7,129,816	6,632,815
Change in Net Assets Resulting from Operations	2,031,712	51,098,336	(80,909,726)	17,019,218	(37,072,817)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,772)	(134,319)	(927,141)	(28,543)	(180,496)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	(227,381)	—	(40,486)	—
Total distributions	(12,772)	(361,700)	(927,141)	(69,029)	(180,496)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,845,436	7,698,520	201,378,136	3,826	75,263,239
Cost of shares redeemed	(8,249,363)	(105,603,430)	(94,170,071)	(26,001,639)	(5,268,558)
Change in net assets resulting from capital transactions	3,596,073	(97,904,910)	107,208,065	(25,997,813)	69,994,681
Change in net assets	5,615,013	(47,168,274)	25,371,198	(9,047,624)	32,741,368
NET ASSETS:
Beginning of period	$—	$158,895,415	$133,524,217	$54,564,987	$21,823,619
End of period	$5,615,013	$111,727,141	$158,895,415	$45,517,363	$54,564,987
Accumulated undistributed net investment income (loss) included in end of period net assets	$21,301	$(271,056)	$(36,773)	$(38,515)	$21,879
SHARE TRANSACTIONS:
Beginning of period	—	5,925,000	1,650,001	2,700,000	375,001
Issued	250,001	225,000	5,175,000	—	375,000
Issued in-kind	—	—	1,575,000	—	2,175,000
Redeemed	—	(2,475,000)	(1,950,001)	(375,000)	(225,001)
Redemption in-kind	(150,000)	(675,000)	(525,000)	(600,000)	—
Shares outstanding, end of period	100,001	3,000,000	5,925,000	1,725,000	2,700,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 259

	Ultra Russell2000		UltraPro S&P500®	Ultra Russell1000 Value
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	June 23, 2009* through November 30, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$128,654	$1,646,947	$82,454	$125,725	$322,509
Net realized gain (loss)	85,129,480	(280,209,440)	22,762,307	1,265,405	(16,275,794)
Change in net unrealized appreciation (depreciation)	(8,597,521)	70,803,621	217,294	5,510,735	3,312,152
Change in Net Assets Resulting from Operations	76,660,613	(207,758,872)	23,062,055	6,901,865	(12,641,133)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(211,963)	(1,616,558)	(25,302)	(132,129)	(275,589)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	(276,673)	—	—	—	—
Total distributions	(488,636)	(1,616,558)	(25,302)	(132,129)	(275,589)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,504,972	604,015,448	117,724,434	1,458,233	29,978,766
Cost of shares redeemed	(241,058,796)	(203,815,198)	(54,771,016)	(3,510,886)	(4,366,737)
Change in net assets resulting from capital transactions	(220,553,824)	400,200,250	62,953,418	(2,052,653)	25,612,029
Change in net assets	(144,381,847)	190,824,820	85,990,171	4,717,083	12,695,307
NET ASSETS:
Beginning of period	$303,990,120	$113,165,300	$—	$20,483,895	$7,788,588
End of period	$159,608,273	$303,990,120	$85,990,171	$25,200,978	$20,483,895
Accumulated undistributed net investment income (loss) included in end of period net assets	$(333,156)	$26,826	$57,152	$56,404	$62,808
SHARE TRANSACTIONS:
Beginning of period	16,200,000	2,025,001	—	1,275,000	150,001
Issued	900,000	15,075,000	850,001	75,000	1,275,000
Issued in-kind	—	9,750,000	150,000	—	150,000
Redeemed	(5,850,000)	(8,925,001)	—	(225,000)	(300,001)
Redemption in-kind	(4,725,000)	(1,725,000)	(400,000)	—	—
Shares outstanding, end of period	6,525,000	16,200,000	600,001	1,125,000	1,275,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

260 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell1000 Growth		Ultra Russell MidCap Value		Ultra Russell MidCap Growth
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$167,528	$191,156	$106,861	$140,160	$6,661	$37,240
Net realized gain (loss)	7,822,175	(24,841,389)	2,687,707	(8,803,313)	2,554,655	(13,474,826)
Change in net unrealized appreciation (depreciation)	3,751,367	4,959,754	4,694,493	2,191,658	3,123,353	1,139,671
Change in Net Assets Resulting from Operations	11,741,070	(19,690,479)	7,489,061	(6,471,495)	5,684,669	(12,297,915)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(87,002)	(153,771)	(91,501)	(115,799)	—	(36,599)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(6,860)	(28,627)	(14,418)	—	(10,630)	—
Total distributions	(93,862)	(182,398)	(105,919)	(115,799)	(10,630)	(36,599)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,439	22,908,209	2,440,622	16,448,699	—	11,938,940
Cost of shares redeemed	(13,151,270)	(13,907,382)	—	(13)	—	(3,827,166)
Change in net assets resulting from capital transactions	(13,149,831)	9,000,827	2,440,622	16,448,686	—	8,111,774
Change in net assets	(1,502,623)	(10,872,050)	9,823,764	9,861,392	5,674,039	(4,222,740)
NET ASSETS:
Beginning of period	$29,071,718	$39,943,768	$13,777,376	$3,915,984	$15,459,698	$19,682,438
End of period	$27,569,095	$29,071,718	$23,601,140	$13,777,376	$21,133,737	$15,459,698
Accumulated undistributed net investment income (loss) included in end of period net assets	$133,057	$59,391	$25,818	$24,876	$1,178	$5,147
SHARE TRANSACTIONS:
Beginning of period	1,125,000	600,001	900,000	75,001	750,000	300,001
Issued	—	675,000	150,000	675,000	—	525,000
Issued in-kind	—	225,000	—	150,000	—	—
Redeemed	—	(225,001)	—	(1)	—	(1)
Redemption in-kind	(375,000)	(150,000)	—	—	—	(75,000)
Shares outstanding, end of period	750,000	1,125,000	1,050,000	900,000	750,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 261

	Ultra Russell2000 Value		Ultra Russell2000 Growth		Ultra Basic Materials
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$72,746	$196,976	$(52,816)	$(581)	$967,476	$3,949,315
Net realized gain (loss)	3,886,550	(18,329,721)	6,100,465	(22,254,243)	139,690,174	(134,056,297)
Change in net unrealized appreciation (depreciation)	2,069,061	2,699,977	955,844	4,557,247	64,349,483	170,122,831
Change in Net Assets Resulting from Operations	6,028,357	(15,432,768)	7,003,493	(17,697,577)	205,007,133	40,015,849
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(99,612)	(183,008)	—	(12,286)	(1,739,886)	(3,148,184)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(99,612)	(183,008)	—	(12,286)	(1,739,886)	(3,148,184)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	788	31,200,656	1,505,018	30,533,429	102,103,935	655,564,008
Cost of shares redeemed	(7,113,682)	(7,215,427)	(8,046,902)	(2,760,998)	(352,142,957)	(257,144,039)
Change in net assets resulting from capital transactions	(7,112,894)	23,985,229	(6,541,884)	27,772,431	(250,039,022)	398,419,969
Change in net assets	(1,184,149)	8,369,453	461,609	10,062,568	(46,771,775)	435,287,634
NET ASSETS:
Beginning of period	$18,447,847	$10,078,394	$23,182,629	$13,120,061	$466,528,444	$31,240,810
End of period	$17,263,698	$18,447,847	$23,644,238	$23,182,629	$419,756,669	$466,528,444
Accumulated undistributed net investment income (loss) included in end of period net assets	$(20,290)	$6,576	$(68,926)	$(16,110)	$122,021	$894,431
SHARE TRANSACTIONS:
Beginning of period	1,275,000	225,001	1,125,000	225,001	23,475,000	300,001
Issued	—	1,125,000	75,000	750,000	4,875,000	21,525,000
Issued in-kind	—	150,000	—	225,000	225,000	19,875,000
Redeemed	—	(1)	—	(75,001)	(8,475,000)	(7,575,001)
Redemption in-kind	(375,000)	(225,000)	(300,000)	—	(6,525,000)	(10,650,000)
Shares outstanding, end of period	900,000	1,275,000	900,000	1,125,000	13,575,000	23,475,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

262 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Consumer Goods		Ultra Consumer Services		Ultra Financials
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$216,827	$213,006	$26,159	$55,710	$4,201,279	$44,587,708
Net realized gain (loss)	3,542,528	(6,998,725)	1,888,077	(6,145,873)	369,224,547	(3,457,504,196)
Change in net unrealized appreciation (depreciation)	5,062,122	1,946,935	3,184,308	1,703,781	408,091,997	740,804,097
Change in Net Assets Resulting from Operations	8,821,477	(4,838,784)	5,098,544	(4,386,382)	781,517,823	(2,672,112,391)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(176,371)	(187,811)	(12,047)	(53,058)	(3,698,132)	(41,994,211)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(11,646)	—	(5,664,456)	—
Total distributions	(176,371)	(187,811)	(23,693)	(53,058)	(9,362,588)	(41,994,211)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,366,535	13,267,279	—	12,188,308	159,380,269	7,807,033,167
Cost of shares redeemed	—	(2,176,099)	—	(19)	(1,430,359,251)	(3,630,653,331)
Change in net assets resulting from capital transactions	5,366,535	11,091,180	—	12,188,289	(1,270,978,982)	4,176,379,836
Change in net assets	14,011,641	6,064,585	5,074,851	7,748,849	(498,823,747)	1,462,273,234
NET ASSETS:
Beginning of period	$15,917,900	$9,853,315	$11,439,577	$3,690,728	$2,517,915,121	$1,055,641,887
End of period	$29,929,541	$15,917,900	$16,514,428	$11,439,577	$2,019,091,374	$2,517,915,121
Accumulated undistributed net investment income (loss) included in end of period net assets	$75,106	$34,650	$7,576	$5,110	$(4,294,095)	$867,214
SHARE TRANSACTIONS:
Beginning of period	450,000	150,001	525,000	75,001	610,125,000	35,475,001
Issued	150,000	375,000	—	225,000	39,750,000	543,975,000
Issued in-kind	—	—	—	225,000	—	656,700,000
Redeemed	—	(75,001)	—	(1)	(238,950,000)	(174,150,001)
Redemption in-kind	—	—	—	—	(54,300,000)	(451,875,000)
Shares outstanding, end of period	600,000	450,000	525,000	525,000	356,625,000	610,125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 263

	Ultra Health Care		Ultra Industrials		Ultra Oil & Gas
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$474,960	$478,492	$179,159	$251,570	$1,725,228	$5,886,487
Net realized gain (loss)	2,975,730	(25,287,982)	8,494,449	(12,944,729)	97,596,541	(211,001,913)
Change in net unrealized appreciation (depreciation)	12,140,850	1,953,100	7,821,744	5,835,339	4,906,021	146,046,286
Change in Net Assets Resulting from Operations	15,591,540	(22,856,390)	16,495,352	(6,857,820)	104,227,790	(59,069,140)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(190,102)	(422,054)	(181,404)	(198,018)	(2,003,574)	(3,819,539)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(18,231)	—	—	—	(740,383)	—
Total distributions	(208,333)	(422,054)	(181,404)	(198,018)	(2,743,957)	(3,819,539)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,673	56,774,432	2,993,266	26,191,510	240,976,451	2,511,724,331
Cost of shares redeemed	(20,893,260)	(2,270,794)	(7,025,819)	(16)	(741,051,056)	(1,708,332,965)
Change in net assets resulting from capital transactions	(20,888,587)	54,503,638	(4,032,553)	26,191,494	(500,074,605)	803,391,366
Change in net assets	(5,505,380)	31,225,194	12,281,395	19,135,656	(398,590,772)	740,502,687
NET ASSETS:
Beginning of period	$48,657,764	$17,432,570	$30,227,732	$11,092,076	$818,546,232	$78,043,545
End of period	$43,152,384	$48,657,764	$42,509,127	$30,227,732	$419,955,460	$818,546,232
Accumulated undistributed net investment income (loss) included in end of period net assets	$370,035	$103,408	$62,345	$64,590	$610,054	$1,628,783
SHARE TRANSACTIONS:
Beginning of period	1,425,000	300,001	1,500,000	150,001	27,375,000	675,001
Issued	—	750,000	150,000	1,350,000	7,425,000	21,900,000
Issued in-kind	—	450,000	—	—	1,350,000	61,575,000
Redeemed	(525,000)	(75,001)	—	(1)	(23,025,000)	(6,975,001)
Redemption in-kind	—	—	(225,000)	—	(1,050,000)	(49,800,000)
Shares outstanding, end of period	900,000	1,425,000	1,425,000	1,500,000	12,075,000	27,375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

264 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Real Estate		Ultra Semiconductors		Ultra Technology
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,674,648	$4,990,152	$266,759	$844,020	$(145,023)	$267,053
Net realized gain (loss)	178,610,703	(192,993,835)	21,625,092	(76,732,119)	31,253,109	(90,573,780)
Change in net unrealized appreciation (depreciation)	81,632,159	67,838,993	16,785,127	12,957,581	35,291,696	19,618,620
Change in Net Assets Resulting from Operations	266,917,510	(120,164,690)	38,676,978	(62,930,518)	66,399,782	(70,688,107)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,585,946)	(5,298,919)	(363,571)	(779,217)	—	(266,023)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(67,408)	(19,880)	(41,237)	(55,621)
Total distributions	(8,585,946)	(5,298,919)	(430,979)	(799,097)	(41,237)	(321,644)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	569,237,027	754,113,990	8,486,105	119,847,098	5,517,649	120,132,221
Cost of shares redeemed	(659,861,450)	(234,742,507)	(68,026,886)	(68,226,335)	(56,669,324)	(54,028,181)
Change in net assets resulting from capital transactions	(90,624,423)	519,371,483	(59,540,781)	51,620,763	(51,151,675)	66,104,040
Change in net assets	167,707,141	393,907,874	(21,294,782)	(12,108,852)	15,206,870	(4,905,711)
NET ASSETS:
Beginning of period	$451,439,404	$57,531,530	$105,485,309	$117,594,161	$128,438,443	$133,344,154
End of period	$619,146,545	$451,439,404	$84,190,527	$105,485,309	$143,645,313	$128,438,443
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,783,242)	$128,056	$113,145	$277,365	$(99,192)	$87,068
SHARE TRANSACTIONS:
Beginning of period	117,750,000	1,575,001	5,550,000	1,950,001	4,350,000	1,875,001
Issued	110,550,000	143,475,000	150,000	2,925,000	150,000	2,925,000
Issued in-kind	16,200,000	27,525,000	150,000	2,400,000	—	975,000
Redeemed	(93,600,000)	(38,925,001)	(2,625,000)	(225,001)	(1,125,000)	(75,001)
Redemption in-kind	(48,675,000)	(15,900,000)	(75,000)	(1,500,000)	(300,000)	(1,350,000)
Shares outstanding, end of period	102,225,000	117,750,000	3,150,000	5,550,000	3,075,000	4,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 265

	Ultra Telecommunications		Ultra Utilities		Ultra MSCI EAFE	Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	June 2, 2009* through November 30, 2009 (Unaudited)	June 2, 2009* through November 30, 2009 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$202,595	$282,434	$363,139	$719,577	$(3,919)	$(29,378)
Net realized gain (loss)	146,817	(7,030,195)	2,104,413	(19,844,344)	1,319,598	4,661,358
Change in net unrealized appreciation (depreciation)	779,278	590,654	3,965,904	(579,740)	269,083	(445,807)
Change in Net Assets Resulting from Operations	1,128,690	(6,157,107)	6,433,456	(19,704,507)	1,584,762	4,186,173
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(188,375)	(269,192)	(387,093)	(623,437)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(188,375)	(269,192)	(387,093)	(623,437)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,665,190	1,658	32,297,430	13,844,182	41,153,751
Cost of shares redeemed	—	(5,949,983)	(10,236,146)	(4,549,470)	—	(16,260,337)
Change in net assets resulting from capital transactions	—	4,715,207	(10,234,488)	27,747,960	13,844,182	24,893,414
Change in net assets	940,315	(1,711,092)	(4,188,125)	7,420,016	15,428,944	29,079,587
NET ASSETS:
Beginning of period	$11,646,622	$13,357,714	$25,180,577	$17,760,561	$—	$—
End of period	$12,586,937	$11,646,622	$20,992,452	$25,180,577	$15,428,944	$29,079,587
Accumulated undistributed net investment income (loss) included in end of period net assets	$78,157	$63,937	$137,758	$161,712	$(3,919)	$(29,378)
SHARE TRANSACTIONS:
Beginning of period	375,000	150,001	900,000	225,001	—	—
Issued	—	375,000	—	525,000	150,001	500,001
Issued in-kind	—	—	—	300,000	50,000	50,000
Redeemed	—	(150,001)	(150,000)	(150,001)	—	—
Redemption in-kind	—	—	(150,000)	—	—	(200,000)
Shares outstanding, end of period	375,000	375,000	600,000	900,000	200,001	350,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

266 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra FTSE/ Xinhua China 25	Ultra MSCI Japan	Short QQQ®		Short Dow30SM
	June 2, 2009* through November 30, 2009 (Unaudited)	June 2, 2009* through November 30, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(83,144)	$(37,945)	$(791,843)	$(175,969)	$(1,128,375)	$(239,769)
Net realized gain (loss)	5,110,837	131,821	(33,378,575)	15,747,294	(32,546,716)	59,968,177
Change in net unrealized appreciation (depreciation)	(1,074,271)	(44,937)	(12,756,871)	(8,736,613)	(30,830,709)	(12,154,920)
Change in Net Assets Resulting from Operations	3,953,422	48,939	(46,927,289)	6,834,712	(64,505,800)	47,573,488
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(493,159)	—	(990,714)
Net realized gains on investments	—	—	—	(5,101,612)	—	(20,911,593)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	(5,594,771)	—	(21,902,307)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	37,317,457	8,892,765	112,634,458	164,243,475	134,956,926	283,972,376
Cost of shares redeemed	(11,125,389)	—	(64,008,883)	(55,293,505)	(46,965,875)	(245,845,614)
Change in net assets resulting from capital transactions	26,192,068	8,892,765	48,625,575	108,949,970	87,991,051	38,126,762
Change in net assets	30,145,490	8,941,704	1,698,286	110,189,911	23,485,251	63,797,943
NET ASSETS:
Beginning of period	$—	$—	$174,679,836	$64,489,925	$234,481,664	$170,683,721
End of period	$30,145,490	$8,941,704	$176,378,122	$174,679,836	$257,966,915	$234,481,664
Accumulated undistributed net investment income (loss) included in end of period net assets	$(83,144)	$(37,945)	$(1,258,920)	$(467,077)	$(2,080,666)	$(952,291)
SHARE TRANSACTIONS:
Beginning of period	—	—	3,000,000	1,200,001	3,525,000	2,775,001
Issued	550,001	150,001	2,175,000	2,625,000	2,175,000	3,975,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	—	(1,350,000)	(825,001)	(825,000)	(3,225,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	400,001	150,001	3,825,000	3,000,000	4,875,000	3,525,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 267

	Short S&P500®		Short MidCap400		Short SmallCap600
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(6,406,670)	$(1,831,190)	$(184,303)	$(3,126)	$(176,506)	$(36,816)
Net realized gain (loss)	(238,646,322)	39,299,218	(7,448,358)	13,116,862	(8,632,789)	6,918,132
Change in net unrealized appreciation (depreciation)	(114,724,404)	(59,784,848)	(3,300,456)	(1,579,758)	(1,032,065)	(677,984)
Change in Net Assets Resulting from Operations	(359,777,396)	(22,316,820)	(10,933,117)	11,533,978	(9,841,360)	6,203,332
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(2,058,043)	—	(245,046)	—	(96,676)
Net realized gains on investments	—	(57,527,841)	—	(4,239,225)	—	(7,266,783)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(59,585,884)	—	(4,484,271)	—	(7,363,459)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,524,102,039	1,513,147,789	53,067,023	20,402,179	34,936,004	38,395,725
Cost of shares redeemed	(740,400,101)	(455,831,724)	(33,803,949)	(35,541,915)	(6,778,049)	(29,769,160)
Change in net assets resulting from capital transactions	783,701,938	1,057,316,065	19,263,074	(15,139,736)	28,157,955	8,626,565
Change in net assets	423,924,542	975,413,361	8,329,957	(8,090,029)	18,316,595	7,466,438
NET ASSETS:
Beginning of period	$1,282,494,752	$307,081,391	$30,625,821	$38,715,850	$23,160,580	$15,694,142
End of period	$1,706,419,294	$1,282,494,752	$38,955,778	$30,625,821	$41,477,175	$23,160,580
Accumulated undistributed net investment income (loss) included in end of period net assets	$(9,442,737)	$(3,036,067)	$(343,635)	$(159,332)	$(267,245)	$(90,739)
SHARE TRANSACTIONS:
Beginning of period	19,426,429	4,876,429	525,000	675,001	450,000	225,001
Issued	24,825,000	20,250,000	975,000	300,000	675,000	600,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(12,450,000)	(5,700,000)	(675,000)	(450,001)	(150,000)	(375,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	31,801,429	19,426,429	825,000	525,000	975,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

268 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Russell2000		UltraShort QQQ®		UltraShort Dow30SM
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(538,503)	$20,534	$(4,453,017)	$2,237,370	$(2,690,974)	$(613,334)
Net realized gain (loss)	(21,127,654)	18,093,223	(338,286,745)	852,268,707	(156,319,094)	305,023,335
Change in net unrealized appreciation (depreciation)	(3,064,402)	(3,529,005)	(146,468,620)	(45,780,199)	(130,782,280)	(57,334,684)
Change in Net Assets Resulting from Operations	(24,730,559)	14,584,752	(489,208,382)	808,725,878	(289,792,348)	247,075,317
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(530,624)	—	(9,096,628)	—	(3,266,362)
Net realized gains on investments	—	(16,345,318)	—	(104,017,126)	—	(171,438,455)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(16,875,942)	—	(113,113,754)	—	(174,704,817)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	189,607,084	106,035,547	827,431,960	3,267,816,023	339,373,389	1,485,748,871
Cost of shares redeemed	(45,556,521)	(106,615,317)	(349,687,737)	(4,749,043,248)	(114,849,508)	(1,477,655,500)
Change in net assets resulting from capital transactions	144,050,563	(579,770)	477,744,223	(1,481,227,225)	224,523,881	8,093,371
Change in net assets	119,320,004	(2,870,960)	(11,464,159)	(785,615,101)	(65,268,467)	80,463,871
NET ASSETS:
Beginning of period	$78,488,719	$81,359,679	$956,421,692	$1,742,036,793	$639,203,391	$558,739,520
End of period	$197,808,723	$78,488,719	$944,957,533	$956,421,692	$573,934,924	$639,203,391
Accumulated undistributed net investment income (loss) included in end of period net assets	$(811,580)	$(273,077)	$(7,961,494)	$(3,508,477)	$(5,212,401)	$(2,521,427)
SHARE TRANSACTIONS:
Beginning of period	1,350,000	1,125,001	27,825,000	46,575,001	13,275,000	10,575,001
Issued	3,675,000	1,500,000	30,075,000	66,000,000	8,850,000	22,875,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(900,000)	(1,275,001)	(13,425,000)	(84,750,001)	(3,075,000)	(20,175,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,125,000	1,350,000	44,475,000	27,825,000	19,050,000	13,275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 269

	UltraShort S&P500®		UltraShort Russell3000	UltraShort MidCap400
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	June 30, 2009* through November 30, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,813,353)	$(3,830,259)	$(15,932)	$(227,253)	$309,290
Net realized gain (loss)	(1,061,931,970)	1,266,046,071	(766,788)	(36,025,488)	87,618,672
Change in net unrealized appreciation (depreciation)	(584,312,071)	(407,954,927)	(1,130,035)	9,761,943	304,727
Change in Net Assets Resulting from Operations	(1,661,057,394)	854,260,885	(1,912,755)	(26,490,798)	88,232,689
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,007,345)	—	—	(1,153,228)
Net realized gains on investments	—	(515,979,065)	—	—	(23,253,306)
Tax return of capital	—	—	—	—	—
Total distributions	—	(530,986,410)	—	—	(24,406,534)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,946,734,650	7,840,940,579	5,892,944	24,332,125	98,983,494
Cost of shares redeemed	(803,326,841)	(6,856,034,769)	—	(8,648,841)	(281,690,294)
Change in net assets resulting from capital transactions	1,143,407,809	984,905,810	5,892,944	15,683,284	(182,706,800)
Change in net assets	(517,649,585)	1,308,180,285	3,980,189	(10,807,514)	(118,880,645)
NET ASSETS:
Beginning of period	$3,872,852,751	$2,564,672,466	$—	$61,459,975	$180,340,620
End of period	$3,355,203,166	$3,872,852,751	$3,980,189	$50,652,461	$61,459,975
Accumulated undistributed net investment income (loss) included in end of period net assets	$(27,997,890)	$(13,184,537)	$(15,932)	$(543,011)	$(315,758)
SHARE TRANSACTIONS:
Beginning of period	69,000,000	45,300,001	—	1,575,000	3,675,001
Issued	40,950,000	104,025,000	150,001	750,000	1,575,000
Issued in-kind	—	—	—	—	—
Redeemed	(18,150,000)	(80,325,001)	—	(300,000)	(3,675,001)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	91,800,000	69,000,000	150,001	2,025,000	1,575,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

270 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort SmallCap600		UltraShort Russell2000		UltraPro Short S&P500®
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	June 23, 2009* through November 30, 2009 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(117,086)	$156,470	$(2,000,798)	$2,317,045	$(415,537)
Net realized gain (loss)	(8,952,159)	42,327,786	(194,513,703)	492,693,656	(41,177,209)
Change in net unrealized appreciation (depreciation)	(2,374,637)	(508,756)	(20,803,898)	(29,905,855)	(17,742,643)
Change in Net Assets Resulting from Operations	(11,443,882)	41,975,500	(217,318,399)	465,104,846	(59,335,389)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(336,661)	—	(6,887,867)	—
Net realized gains on investments	—	(10,729,836)	—	(133,163,951)	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(11,066,497)	—	(140,051,818)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,924,585	83,694,535	306,868,244	1,516,139,596	232,629,036
Cost of shares redeemed	—	(154,169,803)	(152,102,525)	(2,432,462,736)	(6,870,692)
Change in net assets resulting from capital transactions	14,924,585	(70,475,268)	154,765,719	(916,323,140)	225,758,344
Change in net assets	3,480,703	(39,566,265)	(62,552,680)	(591,270,112)	166,422,955
NET ASSETS:
Beginning of period	$24,725,067	$64,291,332	$578,467,097	$1,169,737,209	$—
End of period	$28,205,770	$24,725,067	$515,914,417	$578,467,097	$166,422,955
Accumulated undistributed net investment income (loss) included in end of period net assets	$(250,924)	$(133,838)	$(4,139,431)	$(2,138,633)	$(415,537)
SHARE TRANSACTIONS:
Beginning of period	525,000	975,001	12,900,000	17,175,001	—
Issued	375,000	1,350,000	9,300,000	22,500,000	4,450,001
Issued in-kind	—	—	—	—	—
Redeemed	—	(1,800,001)	(4,800,000)	(26,775,001)	(150,000)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	900,000	525,000	17,400,000	12,900,000	4,300,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 271

	UltraShort Russell1000 Value		UltraShort Russell1000 Growth		UltraShort Russell MidCap Value
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,317)	$(43,640)	$(53,200)	$(34,236)	$(20,244)	$(24,573)
Net realized gain (loss)	(4,985,275)	(830,630)	(5,125,064)	7,601,534	(1,918,290)	2,361,428
Change in net unrealized appreciation (depreciation)	501,752	(3,014,789)	(39,731)	(2,739,268)	(1,293,681)	(1,306,933)
Change in Net Assets Resulting from Operations	(4,526,840)	(3,889,059)	(5,217,995)	4,828,030	(3,232,215)	1,029,922
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(99,234)	—	(103,760)	—	(28,747)
Net realized gains on investments	—	(2,144,498)	—	(7,417,088)	(340,001)	(4,156,613)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(2,243,732)	—	(7,520,848)	(340,001)	(4,185,360)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,020,319	66,179,959	3,494,947	47,186,152	3,940,412	5,558,524
Cost of shares redeemed	—	(53,343,200)	(4,267,536)	(41,417,203)	—	(4,195,774)
Change in net assets resulting from capital transactions	4,020,319	12,836,759	(772,589)	5,768,949	3,940,412	1,362,750
Change in net assets	(506,521)	6,703,968	(5,990,584)	3,076,131	368,196	(1,792,688)
NET ASSETS:
Beginning of period	$12,736,469	$6,032,501	$17,251,198	$14,175,067	$4,086,086	$5,878,774
End of period	$12,229,948	$12,736,469	$11,260,614	$17,251,198	$4,454,282	$4,086,086
Accumulated undistributed net investment income (loss) included in end of period net assets	$(144,787)	$(101,470)	$(166,860)	$(113,660)	$(57,659)	$(37,415)
SHARE TRANSACTIONS:
Beginning of period	150,000	75,001	300,000	225,001	75,000	75,001
Issued	75,000	525,000	75,000	525,000	75,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(450,001)	(75,000)	(450,001)	—	(75,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,000	150,000	300,000	300,000	150,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

272 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell MidCap Growth		UltraShort Russell2000 Value		UltraShort Russell2000 Growth
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(29,917)	$28,988	$(58,034)	$16,825	$(51,265)	$89,750
Net realized gain (loss)	(4,164,184)	7,068,542	(4,689,685)	4,886,603	(4,436,480)	14,811,378
Change in net unrealized appreciation (depreciation)	1,027,430	(686,840)	(1,636,985)	(4,508,470)	(425,137)	1,358,935
Change in Net Assets Resulting from Operations	(3,166,671)	6,410,690	(6,384,704)	394,958	(4,912,882)	16,260,063
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(102,559)	—	(155,678)	—	(276,884)
Net realized gains on investments	—	(4,033,521)	—	(2,290,255)	(1,300,001)	(6,860,410)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(4,136,080)	—	(2,445,933)	(1,300,001)	(7,137,294)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,050,425	10,284,344	5,712,612	40,306,179	8,912,596	18,241,711
Cost of shares redeemed	—	(19,416,363)	—	(48,724,532)	—	(60,854,363)
Change in net assets resulting from capital transactions	3,050,425	(9,132,019)	5,712,612	(8,418,353)	8,912,596	(42,612,652)
Change in net assets	(116,246)	(6,857,409)	(672,092)	(10,469,328)	2,699,713	(33,489,883)
NET ASSETS:
Beginning of period	$6,808,993	$13,666,402	$14,768,460	$25,237,788	$11,432,022	$44,921,905
End of period	$6,692,747	$6,808,993	$14,096,368	$14,768,460	$14,131,735	$11,432,022
Accumulated undistributed net investment income (loss) included in end of period net assets	$(72,838)	$(42,921)	$(125,863)	$(67,829)	$(120,266)	$(69,001)
SHARE TRANSACTIONS:
Beginning of period	150,000	225,001	300,000	300,001	300,000	675,001
Issued	75,000	150,000	150,000	525,000	300,000	300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(225,001)	—	(525,001)	—	(675,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,000	150,000	450,000	300,000	600,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 273

	Short Financials		Short Oil & Gas		UltraShort Basic Materials
	Six Months Ended November 30, 2009 (Unaudited)	June 10, 2008* through May 31, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	June 10, 2008* through May 31, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(529,281)	$(288,444)	$(58,160)	$16,320	$(510,103)	$812,973
Net realized gain (loss)	(31,651,787)	(21,438,241)	(2,125,030)	3,558,898	(65,537,708)	279,161,996
Change in net unrealized appreciation (depreciation)	873,793	(22,436,472)	(417,747)	(552,170)	(26,865,458)	(15,474,230)
Change in Net Assets Resulting from Operations	(31,307,275)	(44,163,157)	(2,600,937)	3,023,048	(92,913,269)	264,500,739
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(51,373)	—	(40,334)	—	(1,682,873)
Net realized gains on investments	—	(1,804,612)	—	(1,821,663)	—	(45,848,922)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(1,855,985)	—	(1,861,997)	—	(47,531,795)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	52,573,745	215,422,265	13,601,840	16,296,184	160,757,017	450,830,504
Cost of shares redeemed	(65,036,622)	(12,032,350)	—	(13,021,805)	(29,001,716)	(810,473,385)
Change in net assets resulting from capital transactions	(12,462,877)	203,389,915	13,601,840	3,274,379	131,755,301	(359,642,881)
Change in net assets	(43,770,152)	157,370,773	11,000,903	4,435,430	38,842,032	(142,673,937)
NET ASSETS:
Beginning of period	$157,370,773	$—	$4,435,430	$—	$62,692,138	$205,366,075
End of period	$113,600,621	$157,370,773	$15,436,333	$4,435,430	$101,534,170	$62,692,138
Accumulated undistributed net investment income (loss) included in end of period net assets	$(869,748)	$(340,467)	$(84,413)	$(26,253)	$(919,915)	$(409,812)
SHARE TRANSACTIONS:
Beginning of period	2,775,001	—	75,001	—	3,525,000	7,200,001
Issued	1,050,000	2,925,001	225,000	225,001	9,975,000	11,550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,275,000)	(150,000)	—	(150,000)	(2,250,000)	(15,225,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,550,001	2,775,001	300,001	75,001	11,250,000	3,525,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

274 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Financials
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(95,406)	$20,832	$(291,256)	$28,837	$(3,999,122)	$6,240,245
Net realized gain (loss)	(4,351,859)	23,264,979	(33,331,613)	97,148,743	(865,616,050)	951,592,909
Change in net unrealized appreciation (depreciation)	(5,433,695)	(4,533,529)	(2,040,539)	(18,389,065)	403,470,132	(683,897,829)
Change in Net Assets Resulting from Operations	(9,880,960)	18,752,282	(35,663,408)	78,788,515	(466,145,040)	273,935,325
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(237,598)	—	(741,770)	—	(6,600,296)
Net realized gains on investments	—	(8,485,786)	—	(38,152,811)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(8,723,384)	—	(38,894,581)	—	(6,600,296)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,835,841	66,274,258	38,435,200	292,201,998	826,581,046	12,063,875,633
Cost of shares redeemed	—	(82,490,876)	(32,516,850)	(360,360,677)	(661,442,947)	(13,291,649,168)
Change in net assets resulting from capital transactions	9,835,841	(16,216,618)	5,918,350	(68,158,679)	165,138,099	(1,227,773,535)
Change in net assets	(45,119)	(6,187,720)	(29,745,058)	(28,264,745)	(301,006,941)	(960,438,506)
NET ASSETS:
Beginning of period	$19,673,539	$25,861,259	$72,413,482	$100,678,227	$1,204,273,272	$2,164,711,778
End of period	$19,628,420	$19,673,539	$42,668,424	$72,413,482	$903,266,331	$1,204,273,272
Accumulated undistributed net investment income (loss) included in end of period net assets	$(252,953)	$(157,547)	$(822,423)	$(531,167)	$(8,681,900)	$(4,682,778)
SHARE TRANSACTIONS:
Beginning of period	300,000	375,001	1,125,000	1,200,001	29,100,000	19,650,001
Issued	150,000	825,000	600,000	3,000,000	26,400,000	114,150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(900,001)	(675,000)	(3,075,001)	(18,525,000)	(104,700,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	450,000	300,000	1,050,000	1,125,000	36,975,000	29,100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 275

	UltraShort Health Care		UltraShort Industrials		UltraShort Oil & Gas
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(37,533)	$2,181	$(122,292)	$125,660	$(1,390,645)	$5,498,728
Net realized gain (loss)	(3,047,683)	(2,167,147)	(18,285,998)	86,926,773	(46,774,101)	902,539,034
Change in net unrealized appreciation (depreciation)	(612,499)	(1,330,536)	1,227,916	(7,572,587)	(26,777,749)	(8,934,572)
Change in Net Assets Resulting from Operations	(3,697,715)	(3,495,502)	(17,180,374)	79,479,846	(74,942,495)	899,103,190
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(81,932)	—	(456,248)	—	(8,912,191)
Net realized gains on investments	—	(4,448,011)	—	(39,473,089)	—	(121,459,797)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(4,529,943)	—	(39,929,337)	—	(130,371,988)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	678	26,670,946	10,071,723	123,076,546	340,572,687	1,611,981,579
Cost of shares redeemed	(3,147,735)	(17,929,049)	(7,455,969)	(155,271,513)	(218,327,559)	(4,489,724,856)
Change in net assets resulting from capital transactions	(3,147,057)	8,741,897	2,615,754	(32,194,967)	122,245,128	(2,877,743,277)
Change in net assets	(6,844,772)	716,452	(14,564,620)	7,355,542	47,302,633	(2,109,012,075)
NET ASSETS:
Beginning of period	$12,335,562	$11,619,110	$35,749,848	$28,394,306	$219,567,281	$2,328,579,356
End of period	$5,490,790	$12,335,562	$21,185,228	$35,749,848	$266,869,914	$219,567,281
Accumulated undistributed net investment income (loss) included in end of period net assets	$(88,842)	$(51,309)	$(346,123)	$(223,831)	$(2,911,256)	$(1,520,611)
SHARE TRANSACTIONS:
Beginning of period	225,000	150,001	825,000	525,001	12,675,000	81,075,001
Issued	—	300,000	225,000	2,100,000	21,075,000	54,975,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(225,001)	(225,000)	(1,800,001)	(12,825,000)	(123,375,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,000	225,000	825,000	825,000	20,925,000	12,675,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

276 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Real Estate		UltraShort Semiconductors		UltraShort Technology
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,208,091)	$(1,112,648)	$(136,668)	$14,722	$(116,508)	$(26,607)
Net realized gain (loss)	(1,183,247,973)	(564,500,116)	(11,744,561)	28,906,537	(17,064,337)	28,134,005
Change in net unrealized appreciation (depreciation)	414,905,966	(577,745,794)	(3,743,968)	(6,130,253)	766,770	(7,522,491)
Change in Net Assets Resulting from Operations	(772,550,098)	(1,143,358,558)	(15,625,197)	22,791,006	(16,414,075)	20,584,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(6,297,640)	—	(232,750)	—	(448,101)
Net realized gains on investments	—	(99,665,177)	—	(12,703,857)	—	(19,847,352)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(105,962,817)	—	(12,936,607)	—	(20,295,453)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	859,997,109	7,771,021,807	23,974,816	76,744,105	4,948,610	91,342,102
Cost of shares redeemed	(470,305,515)	(6,086,840,104)	(8,149,444)	(76,992,691)	—	(95,908,783)
Change in net assets resulting from capital transactions	389,691,594	1,684,181,703	15,825,372	(248,586)	4,948,610	(4,566,681)
Change in net assets	(382,858,504)	434,860,328	200,175	9,605,813	(11,465,465)	(4,277,227)
NET ASSETS:
Beginning of period	$1,239,184,744	$804,324,416	$34,530,892	$24,925,079	$36,390,927	$40,668,154
End of period	$856,326,240	$1,239,184,744	$34,731,067	$34,530,892	$24,925,462	$36,390,927
Accumulated undistributed net investment income (loss) included in end of period net assets	$(9,616,230)	$(5,408,139)	$(263,034)	$(126,366)	$(345,165)	$(228,657)
SHARE TRANSACTIONS:
Beginning of period	63,600,000	9,525,001	900,000	450,001	825,000	750,001
Issued	66,525,000	129,825,000	900,000	1,275,000	150,000	1,200,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(31,650,000)	(75,750,001)	(300,000)	(825,001)	—	(1,125,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	98,475,000	63,600,000	1,500,000	900,000	975,000	825,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 277

	UltraShort Telecommunications		UltraShort Utilities		Short MSCI EAFE
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,411)	$17,187	$(42,502)	$10,186	$(249,646)	$(167,929)
Net realized gain (loss)	(408,191)	2,339,083	(3,008,389)	21,506,479	(23,958,238)	6,208,450
Change in net unrealized appreciation (depreciation)	101,045	353,995	(316,779)	(1,242,239)	9,340,973	(9,945,853)
Change in Net Assets Resulting from Operations	(314,557)	2,710,265	(3,367,670)	20,274,426	(14,866,911)	(3,905,332)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(56,606)	—	(118,215)	—	(192,310)
Net realized gains on investments	(710,001)	(2,496,405)	(2,580,000)	(7,714,735)	—	(8,527,297)
Tax return of capital	—	—	—	—	—	—
Total distributions	(710,001)	(2,553,011)	(2,580,000)	(7,832,950)	—	(8,719,607)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,419	2,365,055	14,951,868	49,471,478	120,626,475
Cost of shares redeemed	—	(5,869,117)	—	(34,160,600)	(41,937,018)	(58,584,270)
Change in net assets resulting from capital transactions	—	(5,867,698)	2,365,055	(19,208,732)	7,534,460	62,042,205
Change in net assets	(1,024,558)	(5,710,444)	(3,582,615)	(6,767,256)	(7,332,451)	49,417,266
NET ASSETS:
Beginning of period	$2,325,327	$8,035,771	$12,318,203	$19,085,459	$60,461,321	$11,044,055
End of period	$1,300,769	$2,325,327	$8,735,588	$12,318,203	$53,128,870	$60,461,321
Accumulated undistributed net investment income (loss) included in end of period net assets	$(26,325)	$(18,914)	$(108,792)	$(66,290)	$(511,458)	$(261,812)
SHARE TRANSACTIONS:
Beginning of period	75,000	150,001	300,000	375,001	825,000	150,001
Issued	—	—	75,000	300,000	750,000	1,275,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(75,001)	—	(375,001)	(675,000)	(600,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,000	75,000	375,000	300,000	900,000	825,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

278 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short MSCI Emerging Markets		UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(784,327)	$15,420	$(165,846)	$55,864	$(889,546)	$(176,588)
Net realized gain (loss)	(27,626,421)	(4,240,158)	(39,257,093)	75,869,670	(194,711,903)	(195,875,090)
Change in net unrealized appreciation (depreciation)	(16,727,832)	(9,708,972)	18,822,594	(20,000,367)	65,328,284	(54,145,079)
Change in Net Assets Resulting from Operations	(45,138,580)	(13,933,710)	(20,600,345)	55,925,167	(130,273,165)	(250,196,757)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(302,058)	—	(950,783)	—	(2,374,781)
Net realized gains on investments	—	(2,873,044)	—	(18,081,947)	—	(13,000,031)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(3,175,102)	—	(19,032,730)	—	(15,374,812)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	293,049,959	130,706,138	17,787,115	350,048,101	159,331,082	1,489,752,592
Cost of shares redeemed	(73,495,354)	(110,991,121)	(26,757,030)	(397,831,140)	(29,746,762)	(1,292,696,039)
Change in net assets resulting from capital transactions	219,554,605	19,715,017	(8,969,915)	(47,783,039)	129,584,320	197,056,553
Change in net assets	174,416,025	2,606,205	(29,570,260)	(10,890,602)	(688,845)	(68,515,016)
NET ASSETS:
Beginning of period	$54,700,531	$52,094,326	$56,206,091	$67,096,693	$207,075,134	$275,590,150
End of period	$229,116,556	$54,700,531	$26,635,831	$56,206,091	$206,386,289	$207,075,134
Accumulated undistributed net investment income (loss) included in end of period net assets	$(966,367)	$(182,040)	$(567,322)	$(401,476)	$(2,587,871)	$(1,698,325)
SHARE TRANSACTIONS:
Beginning of period	1,050,000	750,001	900,000	900,001	9,975,000	4,350,001
Issued	6,075,000	1,575,000	300,000	3,150,000	9,450,000	20,775,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,425,000)	(1,275,001)	(525,000)	(3,150,001)	(1,875,000)	(15,150,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	5,700,000	1,050,000	675,000	900,000	17,550,000	9,975,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 279

	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE/Xinhua China 25
	June 16, 2009* through November 30, 2009 (Unaudited)	June 16, 2009* through November 30, 2009 (Unaudited)	June 16, 2009* through November 30, 2009 (Unaudited)	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(23,237)	$(10,421)	$(24,682)	$(1,201,001)	$857,208
Net realized gain (loss)	(4,020,616)	(1,118,230)	(4,417,020)	(104,292,331)	(35,473,039)
Change in net unrealized appreciation (depreciation)	42,458	(942,836)	(1,223,369)	(30,850,164)	(94,153,178)
Change in Net Assets Resulting from Operations	(4,001,395)	(2,071,487)	(5,665,071)	(136,343,496)	(128,769,009)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(3,599,137)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	—	—	—	(3,599,137)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,694,388	4,038,500	18,764,466	308,899,240	1,493,890,359
Cost of shares redeemed	(2,217,129)	—	—	(40,405,202)	(1,865,834,926)
Change in net assets resulting from capital transactions	8,477,259	4,038,500	18,764,466	268,494,038	(371,944,567)
Change in net assets	4,475,864	1,967,013	13,099,395	132,150,542	(504,312,713)
NET ASSETS:
Beginning of period	$—	$—	$—	$169,685,853	$673,998,566
End of period	$4,475,864	$1,967,013	$13,099,395	$301,836,395	$169,685,853
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,237)	$(10,421)	$(24,682)	$(2,368,585)	$(1,167,584)
SHARE TRANSACTIONS:
Beginning of period	—	—	—	12,450,000	9,975,001
Issued	300,001	100,001	550,001	29,325,000	25,575,000
Issued in-kind	—	—	—	—	—
Redeemed	(100,000)	—	—	(4,275,000)	(23,100,001)
Redemption in-kind	—	—	—	—	—
Shares outstanding, end of period	200,001	100,001	550,001	37,500,000	12,450,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

280 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Japan		UltraShort MSCI Mexico Investable Market	Short 20+ Year Treasury
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	June 16, 2009* through November 30, 2009 (Unaudited)	August 18, 2009* through November 30, 2009 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(51,597)	$26,278	$(41,271)	$(175,900)
Net realized gain (loss)	(1,196,855)	14,450,245	(7,190,316)	(281,046)
Change in net unrealized appreciation (depreciation)	(145,979)	(1,792,482)	(2,352,677)	(3,096,997)
Change in Net Assets Resulting from Operations	(1,394,431)	12,684,041	(9,584,264)	(3,553,943)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(129,259)	—	—
Net realized gains on investments	—	(1,820,143)	—	—
Tax return of capital	—	—	—	—
Total distributions	—	(1,949,402)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,951,595	18,378,329	19,946,662	150,739,641
Cost of shares redeemed	—	(36,461,482)	(4,704,562)	—
Change in net assets resulting from capital transactions	3,951,595	(18,083,153)	15,242,100	150,739,641
Change in net assets	2,557,164	(7,348,514)	5,657,836	147,185,698
NET ASSETS:
Beginning of period	$13,227,789	$20,576,303	$—	$—
End of period	$15,784,953	$13,227,789	$5,657,836	$147,185,698
Accumulated undistributed net investment income (loss) included in end of period net assets	$(115,146)	$(63,549)	$(41,271)	$(175,900)
SHARE TRANSACTIONS:
Beginning of period	225,000	300,001	—	—
Issued	75,000	225,000	350,001	3,100,001
Issued in-kind	—	—	—	—
Redeemed	—	(300,001)	(150,000)	—
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	300,000	225,000	200,001	3,100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 281

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		Credit Suisse 130/30
	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009	July 13, 2009* through November 30, 2009 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,624,953)	$(1,144,407)	$(18,456,802)	$(11,186,886)	$87,779
Net realized gain (loss)	7,194,328	(15,125,599)	(369,328,635)	437,710,608	1,286,066
Change in net unrealized appreciation (depreciation)	(46,361,219)	14,350,126	(196,344,779)	168,889,472	2,692,034
Change in Net Assets Resulting from Operations	(40,791,844)	(1,919,880)	(584,130,216)	595,413,194	4,065,879
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(259,341)	—	(843,693)	(52,705)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	—	(259,341)	—	(843,693)	(52,705)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	85,541,349	468,002,176	2,667,598,900	4,048,528,603	30,076,160
Cost of shares redeemed	(146,912,234)	(52,410,248)	(1,769,483,871)	(677,115,034)	(4,658,190)
Change in net assets resulting from capital transactions	(61,370,885)	415,591,928	898,115,029	3,371,413,569	25,417,970
Change in net assets	(102,162,729)	413,412,707	313,984,813	3,965,983,070	29,431,144
NET ASSETS:
Beginning of period	$445,822,360	$32,409,653	$4,058,210,435	$92,227,365	$—
End of period	$343,659,631	$445,822,360	$4,372,195,248	$4,058,210,435	$29,431,144
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,014,445)	$(1,389,492)	$(30,438,636)	$(11,981,834)	$35,074
SHARE TRANSACTIONS:
Beginning of period	7,875,000	450,001	77,325,000	1,275,001	—
Issued	1,575,000	8,325,000	55,950,000	90,075,000	700,001
Issued in-kind	—	—	—	—	—
Redeemed	(2,550,000)	(900,001)	(34,575,000)	(14,025,001)	—
Redemption in-kind	—	—	—	—	(100,000)
Shares outstanding, end of period	6,900,000	7,875,000	98,700,000	77,325,000	600,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

282 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

Financial Highlights

Financial Highlights :: ProShares Trust :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Six Months ended November 30, 2009 (Unaudited)	$36.11	$(0.09)	$17.67	$0.01	$17.59	$—	$—	$—	$—	$53.70	48.71%	48.81%
Year ended May 31, 2009	90.42	(0.07)	(54.22)	0.01	(54.28)	—	—	(0.03)	(0.03)	36.11	(60.05)	(60.09)
Year ended May 31, 2008	94.58	0.13	0.75	0.05	0.93	(0.07)	(5.02)	—	(5.09)	90.42	0.57	0.52
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—	30.01	(0.12)	(5.31)	—	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Six Months ended November 30, 2009 (Unaudited)	29.21	0.23	14.06	0.01	14.30	(0.32)	—	—	(0.32)	43.19	49.38	47.84
Year ended May 31, 2009	75.75	0.72	(46.46)	0.02	(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03	(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—	34.39	(1.02)	(6.15)	—	(7.17)	97.22	50.99	50.91
Ultra S&P500®
Six Months ended November 30, 2009 (Unaudited)	26.21	0.15	10.73	0.01	10.89	(0.17)	—	(0.01)	(0.18)	36.92	41.72	40.62
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01	(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03	(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—	32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2009 (Unaudited)	1.03%	0.95%	(0.47)%	(0.39)%	$878,049	7%
Year ended May 31, 2009	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Six Months ended November 30, 2009 (Unaudited)	0.98	0.95	1.30	1.33	408,119	14
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P500®
Six Months ended November 30, 2009 (Unaudited)	0.93	0.93	0.99	0.99	1,666,932	7
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

284 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell3000
June 30, 2009* through November 30, 2009	$40.00	$0.25		$15.96	$0.03		$16.24	$(0.09)	$—	$—	$(0.09)	$56.15	40.60%	38.90%
Ultra MidCap400
Six Months ended November 30, 2009 (Unaudited)	26.82	0.03		10.46	—	(h)	10.49	(0.02)	—	(0.05)	(0.07)	37.24	39.21	38.68
Year ended May 31, 2009	80.92	0.21		(53.99)	0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)
Year ended May 31, 2008	99.03	0.58		(14.44)	0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91		32.78	—		33.69	(0.73)	(3.93)	—	(4.66)	99.03	49.76	50.02
Ultra SmallCap600
Six Months ended November 30, 2009 (Unaudited)	20.21	—	(h)	6.21	—	(h)	6.21	(0.01)	—	(0.02)	(0.03)	26.39	30.74	30.94
Year ended May 31, 2009	58.20	0.14		(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33		(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)
January 23, 2007* through May 31, 2007	70.00	0.22		12.40	—		12.62	—	—	—	—	82.62	18.03	18.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell3000
June 30, 2009* through November 30, 2009	2.93%	0.95%	(0.81)%	1.17%	$5,615	4%
Ultra MidCap400
Six Months ended November 30, 2009 (Unaudited)	1.14	0.95	(0.01)	0.18	111,727	11
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
Six Months ended November 30, 2009 (Unaudited)	1.34	0.95	(0.36)	0.03	45,517	28
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Six Months ended November 30, 2009 (Unaudited)	$18.76	$0.01	$5.73	$—	(h)	$5.74	$(0.01)	$—	$(0.03)	$(0.04)	$24.46	30.56%	30.78%
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	—		9.77	—	—	—	—	79.77	13.96	14.29
UltraPro S&P500®
June 23, 2009* through November 30, 2009	80.00	0.20	63.11	0.07		63.38	(0.06)	—	—	(0.06)	143.32	79.24	79.24
Ultra Russell1000 Value
Six Months ended November 30, 2009 (Unaudited)	16.07	0.11	6.33	—	(h)	6.44	(0.11)	—	—	(0.11)	22.40	40.27	39.66
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—		5.96	—	—	—	—	75.96	8.51	8.04

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2009 (Unaudited)	1.29%	0.95%	(0.23)%	0.10%	$159,608	45%
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14
UltraPro S&P500®
June 23, 2009* through November 30, 2009	1.32	0.95	— (k)	0.37	85,990	8
Ultra Russell1000 Value
Six Months ended November 30, 2009 (Unaudited)	1.94	0.95	0.16	1.15	25,201	47
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Growth
Six Months ended November 30, 2009 (Unaudited)	$25.84	$0.16	$10.84	$—	(h)	$11.00	$(0.07)	$—	$(0.01)	$(0.08)	$36.76	42.68%	44.02%
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—		5.80	—	—	—	—	75.80	8.29	8.43
Ultra Russell MidCap Value
Six Months ended November 30, 2009 (Unaudited)	15.31	0.11	7.17	—	(h)	7.28	(0.10)	—	(0.01)	(0.11)	22.48	47.77	47.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—		4.99	—	—	—	—	74.99	7.13	6.96
Ultra Russell MidCap Growth
Six Months ended November 30, 2009 (Unaudited)	20.61	0.01	7.57	—		7.58	—	—	(0.01)	(0.01)	28.18	36.82	36.38
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	—		6.27	—	—	—	—	76.27	8.97	8.91

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Growth
Six Months ended November 30, 2009 (Unaudited)	1.56%	0.95%	0.38%	1.00%	$27,569	26%
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2
Ultra Russell MidCap Value
Six Months ended November 30, 2009 (Unaudited)	1.95	0.95	0.07	1.06	23,601	29
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
Six Months ended November 30, 2009 (Unaudited)	1.93	0.95	(0.91)	0.07	21,134	34
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Value
Six Months ended November 30, 2009 (Unaudited)	$14.47	$0.06		$4.73		$—	(h)	$4.79	$(0.08)	$—	$—	$(0.08)	$19.18	33.19%	33.53%
Year ended May 31, 2009	44.79	0.25		(30.24)		0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63		(25.70)		—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36		0.43		—		0.79	—	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Six Months ended November 30, 2009 (Unaudited)	20.61	(0.05)		5.71		—	(h)	5.66	—	—	—	—	26.27	27.46	28.16
Year ended May 31, 2009	58.31	—	(h)	(37.69)		0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18		(15.03)		—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07		3.99		—		4.06	—	—	—	—	74.06	5.80	4.13
Ultra Basic Materials
Six Months ended November 30, 2009 (Unaudited)	19.87	0.05		11.08		—	(h)	11.13	(0.08)	—	—	(0.08)	30.92	56.24	56.40
Year ended May 31, 2009	104.14	0.26		(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Year ended May 31, 2008	91.28	1.10		24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03
January 30, 2007* through May 31, 2007	70.00	0.50		20.78		—		21.28	—	—	—	—	91.28	30.40	30.59

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Value
Six Months ended November 30, 2009 (Unaudited)	2.76%	0.95%	(1.16)%	0.65%	$17,264	54%
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
Six Months ended November 30, 2009 (Unaudited)	2.07	0.95	(1.47)	(0.36)	23,644	42
Year ended May 31, 2009	3.23	0.95	(2.29)	— (k)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5
Ultra Basic Materials
Six Months ended November 30, 2009 (Unaudited)	0.99	0.95	0.40	0.44	419,757	46
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8

*  Commencement of investment operations.

See accompanying notes to the financial statements.

288 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Goods
Six Months ended November 30, 2009 (Unaudited)	$35.37	$0.37	$14.43	$—	(h)	$14.80	$(0.29)	$—	$—	$(0.29)	$49.88	42.03%	41.47%
Year ended May 31, 2009	65.69	0.69	(30.25)	0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10	(10.07)	0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44	6.27	—		6.71	—	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Six Months ended November 30, 2009 (Unaudited)	21.79	0.05	9.67	—		9.72	(0.03)	—	(0.02)	(0.05)	31.46	44.65	44.88
Year ended May 31, 2009	49.21	0.17	(27.43)	0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36	(23.84)	—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	—		3.35	—	—	—	—	73.35	4.80	3.49
Ultra Financials
Six Months ended November 30, 2009 (Unaudited)	4.13	0.01	1.54	—	(h)	1.55	(0.01)	—	(0.01)	(0.02)	5.66	37.63	38.06
Year ended May 31, 2009	29.76	0.12	(25.51)	—	(h)	(25.39)	(0.24)	—	—	(0.24)	4.13	(85.83)	(85.83)
Year ended May 31, 2008	71.90	0.70	(41.74)	0.03		(41.01)	(1.13)	—	—	(1.13)	29.76	(57.74)	(58.00)
January 30, 2007* through May 31, 2007	70.00	0.55	1.35	—		1.90	—	—	—	—	71.90	2.71	2.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Goods
Six Months ended November 30, 2009 (Unaudited)	1.53%	0.95%	1.14%	1.72%	$29,930	6%
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Six Months ended November 30, 2009 (Unaudited)	2.12	0.95	(0.80)	0.37	16,514	4
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
Six Months ended November 30, 2009 (Unaudited)	0.96	0.95	0.37	0.37	2,019,091	12
Year ended May 31, 2009	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007	2.28	0.95	1.10	2.43	10,785	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2009 (Unaudited)	$34.15	$0.41	$13.58	$—	(h)	$13.99	$(0.17)	$—	$(0.02)	$(0.19)	$47.95	41.12%	42.10%
Year ended May 31, 2009	58.11	0.44	(23.96)	—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	—		7.98	—	—	—	—	77.98	11.40	11.53
Ultra Industrials
Six Months ended November 30, 2009 (Unaudited)	20.15	0.11	9.68	—	(h)	9.79	(0.11)	—	—	(0.11)	29.83	48.72	49.07
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	—		16.92	—	—	—	—	86.92	24.17	24.29
Ultra Oil & Gas
Six Months ended November 30, 2009 (Unaudited)	29.90	0.09	4.91	0.01		5.01	(0.09)	—	(0.04)	(0.13)	34.78	16.86	16.09
Year ended May 31, 2009	115.62	0.29	(85.92)	0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Year ended May 31, 2008	94.94	0.73	32.36	0.06		33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36	24.58	—		24.94	—	—	—	—	94.94	35.63	36.01

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2009 (Unaudited)	1.27%	0.95%	1.74%	2.06%	$43,152	16%
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Six Months ended November 30, 2009 (Unaudited)	1.38	0.95	0.45	0.88	42,509	10
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1
Ultra Oil & Gas
Six Months ended November 30, 2009 (Unaudited)	0.99	0.95	0.55	0.59	419,955	35
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Real Estate
Six Months ended November 30, 2009 (Unaudited)	$3.83	$0.06	$2.24		$—	(h)	$2.30	$(0.07)	$—	$—	$(0.07)	$6.06	60.82%	61.13%
Year ended May 31, 2009	36.53	0.16	(32.19)		0.01		(32.02)	(0.68)	—	—	(0.68)	3.83	(88.98)	(89.01)
Year ended May 31, 2008	61.82	0.74	(24.42	)(i)	0.01		(23.67)	(1.62)	—	—	(1.62)	36.53	(38.58)	(38.66)
January 30, 2007* through May 31, 2007	70.00	0.44	(8.62)		—		(8.18)	—	—	—	—	61.82	(11.69)	(11.86)
Ultra Semiconductors
Six Months ended November 30, 2009 (Unaudited)	19.01	0.07	7.75		—	(h)	7.82	(0.08)	—	(0.02)	(0.10)	26.73	41.22	42.14
Year ended May 31, 2009	60.30	0.24	(41.25)		0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03		(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
January 30, 2007* through May 31, 2007	70.00	0.28	8.22		—		8.50	—	—	—	—	78.50	12.14	12.34
Ultra Technology
Six Months ended November 30, 2009 (Unaudited)	29.53	(0.04)	17.23		—	(h)	17.19	—	—	(0.01)	(0.01)	46.71	58.23	58.26
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	—	78.03	11.47	11.37

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Six Months ended November 30, 2009 (Unaudited)	0.98%	0.95%	2.31%	2.34%	$619,147	27%
Year ended May 31, 2009	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007	1.87	0.95	1.09	2.01	4,636	114
Ultra Semiconductors
Six Months ended November 30, 2009 (Unaudited)	1.11	0.95	0.39	0.54	84,191	40
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3
Ultra Technology
Six Months ended November 30, 2009 (Unaudited)	1.08	0.95	(0.33)	(0.20)	143,645	19
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Six Months ended November 30, 2009 (Unaudited)	$31.06	$0.54	$2.47	$—		$3.01	$(0.50)	$—	$—	$(0.50)	$33.57	9.78%	10.30%
Year ended May 31, 2009	89.05	1.07	(57.35)	0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69	0.02		19.05	—	—	—	—	89.05	27.21	28.01
Ultra Utilities
Six Months ended November 30, 2009 (Unaudited)	27.98	0.46	7.02	—	(h)	7.48	(0.47)	—	—	(0.47)	34.99	26.91	27.67
Year ended May 31, 2009	78.94	1.06	(50.96)	0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68	(6.76)	—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53	—		20.27	—	—	—	—	90.27	28.96	29.24
Ultra MSCI EAFE
June 2, 2009* through November 30, 2009	60.00	(0.03)	17.15	0.02		17.14	—	—	—	—	77.14	28.57	28.70
Ultra MSCI Emerging Markets
June 2, 2009* through November 30, 2009	60.00	(0.16)	23.19	0.05		23.08	—	—	—	—	83.08	38.47	38.40

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2009 (Unaudited)	2.09%	0.95%	2.27%	3.40%	$12,587	29%
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Six Months ended November 30, 2009 (Unaudited)	1.48	0.95	2.25	2.78	20,992	10
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)
Ultra MSCI EAFE
June 2, 2009* through November 30, 2009	2.01	0.95	(1.14)	(0.08)	15,429	12
Ultra MSCI Emerging Markets
June 2, 2009* through November 30, 2009	1.80	0.95	(1.28)	(0.43)	29,080	31

*  Commencement of investment operations.

See accompanying notes to the financial statements.

292 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE/Xinhua China 25
June 2, 2009* through November 30, 2009	$60.00	$(0.31)	$15.63		$0.04		$15.36	$—	$—	$—	$—	$75.36	25.60%	25.47%
Ultra MSCI Japan
June 2, 2009* through November 30, 2009	60.00	(0.27)	(0.13	)(i)	0.01		(0.39)	—	—	—	—	59.61	(0.65)	(2.72)
Short QQQ®
Six Months ended November 30, 2009 (Unaudited)	58.23	(0.22)	(11.91)		0.01		(12.12)	—	—	—	—	46.11	(20.81)	(20.81)
Year ended May 31, 2009	53.74	(0.13)	9.22		0.02		9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Year ended May 31, 2008	58.39	1.74	(4.17)		0.05		(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)		—		(10.03)	(1.58)	—	—	(1.58)	58.39	(14.48)	(14.39)
Short Dow30SM
Six Months ended November 30, 2009 (Unaudited)	66.52	(0.25)	(13.35)		—	(h)	(13.60)	—	—	—	—	52.92	(20.44)	(19.99)
Year ended May 31, 2009	61.51	(0.08)	14.07		0.02		14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53		0.03		5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)		—		(10.28)	(1.47)	—	—	(1.47)	58.25	(14.83)	(14.79)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra FTSE/Xinhua China 25
June 2, 2009* through November 30, 2009	1.48%	0.95%	(1.41)%	(0.88)%	$30,145	—%
Ultra MSCI Japan
June 2, 2009* through November 30, 2009	1.96	0.95	(1.88)	(0.87)	8,942	—
Short QQQ®
Six Months ended November 30, 2009 (Unaudited)	1.07	0.95	(0.98)	(0.86)	176,378	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—
Short Dow30SM
Six Months ended November 30, 2009 (Unaudited)	0.99	0.95	(0.90)	(0.86)	257,967	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P500®
Six Months ended November 30, 2009 (Unaudited)	$66.02	$(0.25)	$(12.12)	$0.01		$(12.36)	$—	$—	$—	$—	$53.66	(18.72)%	(18.46)%
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03		15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03		6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—		(9.52)	(1.60)	—	—	(1.60)	58.88	(13.70)	(13.60)
Short MidCap400
Six Months ended November 30, 2009 (Unaudited)	58.33	(0.22)	(10.90)	0.01		(11.11)	—	—	—	—	47.22	(19.06)	(18.88)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—		(10.68)	(2.45)	—	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
Six Months ended November 30, 2009 (Unaudited)	51.47	(0.19)	(8.74)	—	(h)	(8.93)	—	—	—	—	42.54	(17.35)	(17.60)
Year ended May 31, 2009	69.75	(0.13)	14.50	0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	—	65.09	(7.01)	(6.84)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2009 (Unaudited)	0.93%	0.93%	(0.84)%	(0.84)%	$1,706,419	—%
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—
Short MidCap400
Six Months ended November 30, 2009 (Unaudited)	1.17	0.95	(1.07)	(0.85)	38,956	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Six Months ended November 30, 2009 (Unaudited)	1.17	0.95	(1.08)	(0.86)	41,477	—
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

294 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Six Months ended November 30, 2009 (Unaudited)	$58.14	$(0.22)	$(9.98)	$0.01		$(10.19)	$—	$—	$—	$—	$47.95	(17.53)%	(17.44)%
Year ended May 31, 2009	72.32	0.02	10.60	0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	—	66.19	(5.44)	(5.29)
UltraShort QQQ®
Six Months ended November 30, 2009 (Unaudited)	34.37	(0.11)	(13.01)	—	(h)	(13.12)	—	—	—	—	21.25	(38.17)	(38.28)
Year ended May 31, 2009	37.40	0.10	6.62	0.05		6.77	(0.30)	(9.50)	—	(9.80)	34.37	7.08	7.00
Year ended May 31, 2008	46.21	1.40	(8.55)	0.05		(7.10)	(1.71)	—	—	(1.71)	37.40	(15.71)	(15.43)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	—		(22.88)	(0.91)	—	—	(0.91)	46.21	(32.86)	(33.01)
UltraShort Dow30SM
Six Months ended November 30, 2009 (Unaudited)	48.15	(0.16)	(17.86)	—	(h)	(18.02)	—	—	—	—	30.13	(37.42)	(37.14)
Year ended May 31, 2009	52.84	(0.07)	15.35	0.04		15.32	(0.34)	(19.67)	—	(20.01)	48.15	23.56	22.50
Year ended May 31, 2008	48.86	1.58	4.05	0.07		5.70	(1.72)	—	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—		(20.04)	(1.10)	—	—	(1.10)	48.86	(28.86)	(28.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Russell2000
Six Months ended November 30, 2009 (Unaudited)	1.07%	0.95%	(0.98)%	(0.86)%	$197,809	—%
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
Six Months ended November 30, 2009 (Unaudited)	1.02	0.95	(0.92)	(0.85)	944,958	—
Year ended May 31, 2009	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Six Months ended November 30, 2009 (Unaudited)	0.97	0.95	(0.87)	(0.85)	573,935	—
Year ended May 31, 2009	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Six Months ended November 30, 2009 (Unaudited)	$56.13	$(0.18)	$(19.40)	$—	(h)	$(19.58)	$—	$—	$—	$—	$36.55	(34.88)%	(34.14)%
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—		(17.88)	(1.07)	—	—	(1.07)	51.05	(25.72)	(25.76)
UltraShort Russell3000
June 30, 2009* through November 30, 2009	40.00	(0.11)	(13.37)	0.01		(13.47)	—	—	—	—	26.53	(33.68)	(33.53)
UltraShort MidCap400
Six Months ended November 30, 2009 (Unaudited)	39.02	(0.13)	(13.88)	—	(h)	(14.01)	—	—	—	—	25.01	(35.90)	(35.66)
Year ended May 31, 2009	49.07	0.17	13.96	0.04		14.17	(0.37)	(23.85)	—	(24.22)	39.02	9.02	8.63
Year ended May 31, 2008	49.34	1.71	0.07	0.02		1.80	(2.07)	—	—	(2.07)	49.07	3.26	3.47
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	—		(19.14)	(1.52)	—	—	(1.52)	49.34	(27.71)	(27.83)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2009 (Unaudited)	0.90%	0.90%	(0.80)%	(0.80)%	$3,355,203	—%
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—
UltraShort Russell3000
June 30, 2009* through November 30, 2009	2.06	0.95	(1.97)	(0.86)	3,980	—
UltraShort MidCap400
Six Months ended November 30, 2009 (Unaudited)	1.12	0.95	(1.01)	(0.84)	50,652	—
Year ended May 31, 2009	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

296 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Six Months ended November 30, 2009 (Unaudited)	$47.10	$(0.15)	$(15.61)	$—	(h)	$(15.76)	$—	$—	$—	$—	$31.34	(33.46)%	(33.90)%
Year ended May 31, 2009	65.94	0.24	9.84	0.08		10.16	(0.39)	(28.61)	—	(29.00)	47.10	0.75	0.81
Year ended May 31, 2008	59.13	1.93	6.92 (i)	0.04		8.89	(2.08)	—	—	(2.08)	65.94	15.08	15.14
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	—		(10.87)	—	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
Six Months ended November 30, 2009 (Unaudited)	44.84	(0.14)	(15.05)	—	(h)	(15.19)	—	—	—	—	29.65	(33.89)	(34.11)
Year ended May 31, 2009	68.11	0.23	1.89	0.06		2.18	(0.44)	(25.01)	—	(25.45)	44.84	(10.64)	(9.70)
Year ended May 31, 2008	61.00	1.91	6.81 (i)	0.04		8.76	(1.65)	—	—	(1.65)	68.11	14.39	13.81
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	—		(9.00)	—	—	—	—	61.00	(12.86)	(13.04)
UltraPro Short S&P500®
June 23, 2009* through November 30, 2009	80.00	(0.18)	(41.13)	0.01		(41.30)	—	—	—	—	38.70	(51.63)	(51.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2009 (Unaudited)	1.31%	0.95%	(1.20)%	(0.84)%	$28,206	—%
Year ended May 31, 2009	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Six Months ended November 30, 2009 (Unaudited)	1.03	0.95	(0.92)	(0.83)	515,914	—
Year ended May 31, 2009	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—
UltraPro Short S&P500®
June 23, 2009* through November 30, 2009	1.02	0.95	(0.95)	(0.88)	166,423	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Six Months ended November 30, 2009 (Unaudited)	$84.91	$(0.28)	$(30.28)		$0.01	$(30.55)	$—	$—	$—	$—	$54.36	(35.98)%	(35.18)%
Year ended May 31, 2009	80.43	(0.24)	14.77	(i)	0.14	14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12
Year ended May 31, 2008	64.88	2.30	15.55		0.06	17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)		—	(5.12)	—	—	—	—	64.88	(7.31)	(7.70)
UltraShort Russell1000 Growth
Six Months ended November 30, 2009 (Unaudited)	57.50	(0.19)	(19.78)		0.01	(19.96)	—	—	—	—	37.54	(34.72)	(34.61)
Year ended May 31, 2009	63.00	(0.12)	27.87		0.07	27.82	(0.36)	(32.96)	—	(33.32)	57.50	26.02	25.79
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03	0.66	(2.73)	—	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—	(4.93)	—	—	—	—	65.07	(7.04)	(7.46)
UltraShort Russell MidCap Value
Six Months ended November 30, 2009 (Unaudited)	54.48	(0.15)	(21.04)		0.01	(21.18)	—	(3.60)	—	(3.60)	29.70	(41.10)	(40.80)
Year ended May 31, 2009	78.38	(0.30)	32.17		0.03	31.90	(0.38)	(55.42)	—	(55.80)	54.48	14.54	13.85
Year ended May 31, 2008	65.74	2.33	14.04		—	16.37	(3.07)	(0.66)	—	(3.73)	78.38	25.08	31.85
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)		—	(4.26)	—	—	—	—	65.74	(6.09)	(5.79)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Six Months ended November 30, 2009 (Unaudited)	2.01%	0.95%	(1.90)%	(0.84)%	$12,230	—%
Year ended May 31, 2009	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2009 (Unaudited)	1.82	0.95	(1.72)	(0.85)	11,261	—
Year ended May 31, 2009	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Six Months ended November 30, 2009 (Unaudited)	3.20	0.95	(3.08)	(0.83)	4,454	—
Year ended May 31, 2009	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

298 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Growth
Six Months ended November 30, 2009 (Unaudited)	$45.39	$(0.15)	$(15.49)		$—	(h)	$(15.64)	$—	$—	$—	$—	$29.75	(34.47)%	(34.80)%
Year ended May 31, 2009	60.74	0.18	35.77		0.04		35.99	(0.56)	(50.78)	—	(51.34)	45.39	21.03	21.38
Year ended May 31, 2008	64.41	1.84	(2.15)		0.05		(0.26)	(3.41)	—	—	(3.41)	60.74	(0.82)	(0.88)
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)		—		(5.59)	—	—	—	—	64.41	(7.99)	(7.86)
UltraShort Russell2000 Value
Six Months ended November 30, 2009 (Unaudited)	49.23	(0.15)	(17.75)		—	(h)	(17.90)	—	—	—	—	31.33	(36.36)	(36.62)
Year ended May 31, 2009	84.13	0.07	(3.93	)(i)	0.09		(3.77)	(0.59)	(30.54)	—	(31.13)	49.23	(16.68)	(16.36)
Year ended May 31, 2008	68.66	2.40	16.30	(i)	0.07		18.77	(3.22)	(0.08)	—	(3.30)	84.13	27.75	27.63
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)		—		(1.34)	—	—	—	—	68.66	(1.91)	(1.61)
UltraShort Russell2000 Growth
Six Months ended November 30, 2009 (Unaudited)	38.11	(0.11)	(11.16)		—	(h)	(11.27)	—	(3.29)	—	(3.29)	23.55	(31.39)	(31.78)
Year ended May 31, 2009	66.55	0.26	17.55		0.05		17.86	(0.56)	(45.74)	—	(46.30)	38.11	(1.51)	(1.08)
Year ended May 31, 2008	65.55	2.01	1.15	(i)	0.02		3.18	(2.18)	—	—	(2.18)	66.55	4.76	4.50
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)		—		(4.45)	—	—	—	—	65.55	(6.36)	(6.17)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Growth
Six Months ended November 30, 2009 (Unaudited)	2.46%	0.95%	(2.35)%	(0.84)%	$6,693	—%
Year ended May 31, 2009	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—
UltraShort Russell2000 Value
Six Months ended November 30, 2009 (Unaudited)	1.73	0.95	(1.62)	(0.83)	14,096	—
Year ended May 31, 2009	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Six Months ended November 30, 2009 (Unaudited)	1.85	0.95	(1.74)	(0.84)	14,132	—
Year ended May 31, 2009	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Six Months ended November 30, 2009 (Unaudited)	$56.71	$(0.21)	$(11.95)	$—	(h)	$(12.16)	$—	$—	$—	$—	$44.55	(21.44)%	(21.72)%
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)	—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)
Short Oil & Gas
Six Months ended November 30, 2009 (Unaudited)	59.14	(0.24)	(7.45)	—		(7.69)	—	—	—	—	51.45	(13.00)	(13.40)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
UltraShort Basic Materials
Six Months ended November 30, 2009 (Unaudited)	17.79	(0.05)	(8.71)	—	(h)	(8.76)	—	—	—	—	9.03	(49.24)	(49.55)
Year ended May 31, 2009	28.52	0.17	15.86	0.06		16.09	(0.24)	(26.58)	—	(26.82)	17.79	1.25	1.23
Year ended May 31, 2008	53.08	0.82	(23.66)	0.06		(22.78)	(1.78)	—	—	(1.78)	28.52	(44.32)	(43.75)
January 30, 2007* through May 31, 2007	70.00	0.96	(17.88)	—		(16.92)	—	—	—	—	53.08	(24.17)	(24.54)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2009 (Unaudited)	1.04%	0.95%	(0.93)%	(0.84)%	$113,601	—%
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—
Short Oil & Gas
Six Months ended November 30, 2009 (Unaudited)	1.75	0.95	(1.67)	(0.87)	15,436	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
UltraShort Basic Materials
Six Months ended November 30, 2009 (Unaudited)	1.04	0.95	(0.92)	(0.83)	101,534	—
Year ended May 31, 2009	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.64	4.69	7,961	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

300 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Six Months ended November 30, 2009 (Unaudited)	$65.58	$(0.22)	$(21.75)		$0.01		$(21.96)	$—	$—	$—	$—	$43.62	(33.49)%	(33.44)%
Year ended May 31, 2009	68.96	0.04	15.73		0.07		15.84	(0.36)	(18.86)	—	(19.22)	65.58	18.16	17.50
Year ended May 31, 2008	64.74	1.84	4.90		0.03		6.77	(2.55)	—	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)		—		(5.26)	—	—	—	—	64.74	(7.51)	(7.57)
UltraShort Consumer Services
Six Months ended November 30, 2009 (Unaudited)	64.37	(0.21)	(23.53)		0.01		(23.73)	—	—	—	—	40.64	(36.86)	(36.71)
Year ended May 31, 2009	83.90	0.02	14.66		0.10		14.78	(0.40)	(33.91)	—	(34.31)	64.37	5.04	4.78
Year ended May 31, 2008	67.48	1.83	19.97	(i)	0.06		21.86	(3.06)	(2.38)	—	(5.44)	83.90	32.97	33.27
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)		—		(2.52)	—	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Six Months ended November 30, 2009 (Unaudited)	41.38	(0.13)	(16.82)		—	(h)	(16.95)	—	—	—	—	24.43	(40.98)	(41.15)
Year ended May 31, 2009	110.16	0.40	(69.01	)(i)	0.18		(68.43)	(0.35)	—	—	(0.35)	41.38	(62.32)	(62.28)
Year ended May 31, 2008	68.14	2.28	41.76		0.08		44.12	(2.10)	—	—	(2.10)	110.16	65.66	66.41
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)		—		(1.86)	—	—	—	—	68.14	(2.66)	(2.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2009 (Unaudited)	1.42%	0.95%	(1.31)%	(0.83)%	$19,628	—%
Year ended May 31, 2009	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—
UltraShort Consumer Services
Six Months ended November 30, 2009 (Unaudited)	1.10	0.95	(0.98)	(0.83)	42,668	—
Year ended May 31, 2009	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Six Months ended November 30, 2009 (Unaudited)	0.96	0.95	(0.85)	(0.84)	903,266	—
Year ended May 31, 2009	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 301

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2009 (Unaudited)	$54.82	$(0.19)	$(18.02)		$—	(h)	$(18.21)	$—	$—	$—	$—	$36.61	(33.23)%	(34.75)%
Year ended May 31, 2009	77.46	0.01	7.52	(i)	0.03		7.56	(0.55)	(29.65)	—	(30.20)	54.82	5.26	8.06
Year ended May 31, 2008	63.76	2.15	14.54		—		16.69	(2.99)	—	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)		—		(6.24)	—	—	—	—	63.76	(8.91)	(9.09)
UltraShort Industrials
Six Months ended November 30, 2009 (Unaudited)	43.33	(0.14)	(17.51)		—	(h)	(17.65)	—	—	—	—	25.68	(40.73)	(40.53)
Year ended May 31, 2009	54.08	0.12	37.23		0.06		37.41	(0.31)	(47.85)	—	(48.16)	43.33	43.35	42.30
Year ended May 31, 2008	56.92	1.46	(2.09)		0.07		(0.56)	(2.28)	—	—	(2.28)	54.08	(1.09)	(0.87)
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)		—		(13.08)	—	—	—	—	56.92	(18.69)	(18.64)
UltraShort Oil & Gas
Six Months ended November 30, 2009 (Unaudited)	17.32	(0.07)	(4.50)		—	(h)	(4.57)	—	—	—	—	12.75	(26.39)	(25.87)
Year ended May 31, 2009	28.72	0.20	(3.51	)(i)	0.03		(3.28)	(0.26)	(7.86)	—	(8.12)	17.32	(22.80)	(23.55)
Year ended May 31, 2008	50.99	0.62	(21.92)		0.02		(21.28)	(0.99)	—	—	(0.99)	28.72	(42.37)	(42.21)
January 30, 2007* through May 31, 2007	70.00	0.94	(19.95)		—		(19.01)	—	—	—	—	50.99	(27.16)	(27.16)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2009 (Unaudited)	2.18%	0.95%	(2.06)%	(0.83)%	$5,491	—%
Year ended May 31, 2009	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
Six Months ended November 30, 2009 (Unaudited)	1.31	0.95	(1.18)	(0.82)	21,185	—
Year ended May 31, 2009	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
Six Months ended November 30, 2009 (Unaudited)	0.99	0.95	(0.89)	(0.85)	266,870	—
Year ended May 31, 2009	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	30,595	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

302 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2009 (Unaudited)	$19.48	$(0.05)	$(10.73)	$—	(h)	$(10.78)	$—	$—	$—	$—	$8.70	(55.36)%	(55.52)%
Year ended May 31, 2009	84.44	(0.06)	(59.87)	0.07		(59.86)	(0.53)	(4.57)	—	(5.10)	19.48	(74.95)	(74.96)
Year ended May 31, 2008	76.73	2.66	6.61 (i)	0.09		9.36	(1.65)	—	—	(1.65)	84.44	12.03	12.33
January 30, 2007* through May 31, 2007	70.00	1.10	5.63	—		6.73	—	—	—	—	76.73	9.61	9.90
UltraShort Semiconductors
Six Months ended November 30, 2009 (Unaudited)	38.37	(0.11)	(15.12)	0.01		(15.22)	—	—	—	—	23.15	(39.67)	(40.07)
Year ended May 31, 2009	55.39	0.03	25.61	0.08		25.72	(0.39)	(42.35)	—	(42.74)	38.37	3.64	4.01
Year ended May 31, 2008	61.64	1.69	(5.48)	0.05		(3.74)	(2.51)	—	—	(2.51)	55.39	(6.11)	(5.58)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)	—		(8.36)	—	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Six Months ended November 30, 2009 (Unaudited)	44.11	(0.13)	(18.42)	—		(18.55)	—	—	—	—	25.56	(42.05)	(41.91)
Year ended May 31, 2009	54.22	(0.04)	16.87	0.03		16.86	(0.51)	(26.46)	—	(26.97)	44.11	7.97	7.36
Year ended May 31, 2008	63.03	1.42	(7.45)	0.05		(5.98)	(2.83)	—	—	(2.83)	54.22	(9.69)	9.66
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)	—		(6.97)	—	—	—	—	63.03	(9.96)	(9.71)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2009 (Unaudited)	0.96%	0.95%	(0.85)%	(0.84)%	$856,326	—%
Year ended May 31, 2009	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007	1.24	0.95	4.00	4.29	97,829	—
UltraShort Semiconductors
Six Months ended November 30, 2009 (Unaudited)	1.28	0.95	(1.16)	(0.83)	34,731	—
Year ended May 31, 2009	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Six Months ended November 30, 2009 (Unaudited)	1.33	0.95	(1.20)	(0.82)	24,925	—
Year ended May 31, 2009	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 303

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Six Months ended November 30, 2009 (Unaudited)	$31.00	$(0.10)	$(4.09)		$—		$(4.19)	$—	$(9.47)	$—	$(9.47)	$17.34	(16.26)%	(17.28)%
Year ended May 31, 2009	53.57	0.18	11.10		0.01		11.29	(0.58)	(33.28)	—	(33.86)	31.00	(2.77)	(0.82)
March 25, 2008* through May 31, 2008	70.00	0.14	(16.59	)(i)	0.02		(16.43)	—	—	—	—	53.57	(23.47)	(23.74)
UltraShort Utilities
Six Months ended November 30, 2009 (Unaudited)	41.06	(0.12)	(9.91)		—	(h)	(10.03)	—	(7.74)	—	(7.74)	23.29	(26.95)	(27.52)
Year ended May 31, 2009	50.89	0.03	23.24		0.03		23.30	(0.31)	(32.82)	—	(33.13)	41.06	41.38	42.53
Year ended May 31, 2008	54.43	1.81	(3.46)		0.05		(1.60)	(1.94)	—	—	(1.94)	50.89	(3.36)	(3.16)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)		—	(h)	(15.57)	—	—	—	—	54.43	(22.24)	(22.39)
Short MSCI EAFE
Six Months ended November 30, 2009 (Unaudited)	73.29	(0.28)	(13.99)		0.01		(14.26)	—	—	—	—	59.03	(19.46)	(19.71)
Year ended May 31, 2009	73.63	(0.31)	16.49	(i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07		0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Six Months ended November 30, 2009 (Unaudited)	7.31%	0.95%	(7.20)%	(0.84)%	$1,301	—%
Year ended May 31, 2009	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008	3.21	0.95	(1.01)	1.25	8,036	—
UltraShort Utilities
Six Months ended November 30, 2009 (Unaudited)	2.04	0.95	(1.92)	(0.84)	8,736	—
Year ended May 31, 2009	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Six Months ended November 30, 2009 (Unaudited)	1.16	0.95	(1.06)	(0.84)	53,129	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

304 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2009 (Unaudited)	$52.10	$(0.19)	$(11.72)	$0.01		$(11.90)	$—	$—	$—	$—	$40.20	(22.84)%	(23.22)%
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)
UltraShort MSCI EAFE
Six Months ended November 30, 2009 (Unaudited)	62.45	(0.21)	(22.79)	0.01		(22.99)	—	—	—	—	39.46	(36.81)	(36.70)
Year ended May 31, 2009	74.55	0.05	12.34	0.15		12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07		4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2009 (Unaudited)	20.76	(0.07)	(8.93)	—	(h)	(9.00)	—	—	—	—	11.76	(43.35)	(43.49)
Year ended May 31, 2009	63.35	(0.03)	(38.72)	0.10		(38.65)	(0.54)	(3.40)	—	(3.94)	20.76	(65.89)	(65.53)
October 30, 2007* through May 31, 2008	70.00	0.85	(7.02)	0.06		(6.11)	(0.54)	—	—	(0.54)	63.35	(8.87)	(9.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2009 (Unaudited)	1.05%	0.95%	(0.96)%	(0.86)%	$229,117	—%
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
UltraShort MSCI EAFE
Six Months ended November 30, 2009 (Unaudited)	1.26	0.95	(1.13)	(0.82)	26,636	—
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2009 (Unaudited)	1.05	0.95	(0.93)	(0.83)	206,386	—
Year ended May 31, 2009	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008	1.01	0.95	1.87	1.93	275,590	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 305

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Europe
June 16, 2009* through November 30, 2009	$40.00	$(0.11)	$(17.52)	$0.01		$(17.62)	$—	$—	$—	$—	$22.38	(44.05)%	(44.13)%
UltraShort MSCI Pacific ex-Japan
June 16, 2009* through November 30, 2009	40.00	(0.10)	(20.24)	0.01		(20.33)	—	—	—	—	19.67	(50.83)	(49.83)
UltraShort MSCI Brazil
June 16, 2009* through November 30, 2009	60.00	(0.14)	(36.06)	0.02		(36.18)	—	—	—	—	23.82	(60.30)	(60.23)
UltraShort FTSE/Xinhua China 25
Six Months ended November 30, 2009 (Unaudited)	13.63	(0.04)	(5.54)	—	(h)	(5.58)	—	—	—	—	8.05	(40.94)	(40.95)
Year ended May 31, 2009	67.57	0.13	(53.51)	0.06		(53.32)	(0.62)	—	—	(0.62)	13.63	(79.69)	(79.68)
November 6, 2007* through May 31, 2008	70.00	0.98	(3.01)	0.08		(1.95)	(0.48)	—	—	(0.48)	67.57	(2.91)	(2.78)
UltraShort MSCI Japan
Six Months ended November 30, 2009 (Unaudited)	58.79	(0.22)	(5.95)	—	(h)	(6.17)	—	—	—	—	52.62	(10.49)	(10.88)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Europe
June 16, 2009* through November 30, 2009	2.62%	0.95%	(2.52)%	(0.85)%	$4,476	—%
UltraShort MSCI Pacific ex-Japan
June 16, 2009* through November 30, 2009	4.53	0.95	(4.42)	(0.84)	1,967	—
UltraShort MSCI Brazil
June 16, 2009* through November 30, 2009	2.56	0.95	(2.46)	(0.85)	13,099	—
UltraShort FTSE/Xinhua China 25
Six Months ended November 30, 2009 (Unaudited)	1.03	0.95	(0.94)	(0.85)	301,836	—
Year ended May 31, 2009	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008	1.05	0.95	2.06	2.16	673,999	—
UltraShort MSCI Japan
Six Months ended November 30, 2009 (Unaudited)	2.26	0.95	(2.15)	(0.84)	15,785	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

306 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Mexico Investable Market
June 16, 2009* through November 30, 2009	$60.00	$(0.15)	$(31.58)		$0.02	$(31.71)	$—	$—	$—	$—	$28.29	(52.85)%	(52.92)%
Short 20+ Year Treasury
August 18, 2009* through November 30, 2009	50.00	(0.13)	(2.40)		0.01	(2.52)	—	—	—	—	47.48	(5.04)	(4.96)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2009 (Unaudited)	56.61	(0.24)	(6.57)		0.01	(6.80)	—	—	—	—	49.81	(12.03)	(12.02)
Year ended May 31, 2009	72.02	(0.32)	(14.91)		0.03	(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93		0.03	2.02	—	—	—	—	72.02	2.89	3.23
UltraShort 20+ Year Treasury
Six Months ended November 30, 2009 (Unaudited)	52.48	(0.21)	(7.98)		0.01	(8.18)	—	—	—	—	44.30	(15.60)	(15.86)
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03	(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04	2.34	—	—	—	—	72.34	3.34	3.89
Credit Suisse 130/30
July 13, 2009* through November 30, 2009	40.00	0.16	8.97		0.01	9.14	(0.09)	—	—	(0.09)	49.05	22.86	22.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Mexico Investable Market
June 16, 2009* through November 30, 2009	1.94%	0.95%	(1.85)%	(0.85)%	$5,658	—%
Short 20+ Year Treasury
August 18, 2009* through November 30, 2009	1.10	0.95	(1.06)	(0.91)	147,186	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2009 (Unaudited)	0.98	0.95	(0.90)	(0.87)	343,660	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Six Months ended November 30, 2009 (Unaudited)	0.95	0.95	(0.87)	(0.87)	4,372,195	—
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—
Credit Suisse 130/30
July 13, 2009* through November 30, 2009	1.64	0.95	0.21	0.90	29,431	74

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 307

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k) Less than 0.005%.

See accompanying notes to the financial statements.

308 :: ProShares Trust :: Notes to Financial Highlights :: November 30, 2009

Notes to Financial Statements

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 309

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 78 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board ("FASB") announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, FASB Accounting Standards CodificationTM ("ASC" or the "Codification") would become the sole source of authoritative generally accepted accounting principles. Accordingly, the Fund has removed references to pre-Codification accounting standards in these Notes to Financial Statements.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

A summary of the valuations as of November 30, 2009, based upon the three levels defined above, is included in each Fund's Schedule of Portfolio Investments.

American Depositary Receipts ("ADRs")

Certain Funds may invest in ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to

310 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a security — typically a debt security — and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly; therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period for each respective Fund. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell index futures contracts as a substitute for a comparable market position in the underlying securities. An index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific index futures contract and the price at which the agreement is made. The underlying stocks or bonds in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the underlying index, which is intended to have aggregate characteristics similar to those of the underlying index, or to a component of the underlying index. In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 311

had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (equity price risk for all Funds except for the Short 20+, UltraShort 7-10, and 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at November 30, 2009 contractually terminate within twelve months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2009

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra QQQ®	$200,072,867		Ultra QQQ®	$5,436,362
		Ultra Dow30SM	111,440,251		Ultra Dow30SM	713,931
		Ultra S&P500®	477,395,195		Ultra S&P500®	1,303,142
		Ultra Russell3000	484,468		Ultra Russell3000	40,285

312 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra MidCap400	$18,573,854		Ultra MidCap400	$2,105,948
		Ultra SmallCap600	8,318,793		Ultra SmallCap600	1,199,215
		Ultra Russell2000	37,677,076		Ultra Russell2000	1,339,255
		UltraPro S&P500®	2,404,157		UltraPro S&P500®	2,393,144
		Ultra Russell1000 Value	3,870,459		Ultra Russell1000 Value	249,601
		Ultra Russell1000 Growth	5,149,197		Ultra Russell1000 Growth	214,005
		Ultra Russell MidCap Value	2,906,261		Ultra Russell MidCap Value	512,740
		Ultra Russell MidCap Growth	2,606,586		Ultra Russell MidCap Growth	564,637
		Ultra Russell2000 Value	2,623,943		Ultra Russell2000 Value	420,776
		Ultra Russell2000 Growth	3,256,847		Ultra Russell2000 Growth	785,735
		Ultra Basic Materials	152,490,401		Ultra Basic Materials	7,377,829
		Ultra Consumer Goods	2,450,341		Ultra Consumer Goods	359,623
		Ultra Consumer Services	1,501,789		Ultra Consumer Services	302,890
		Ultra Financials	490,217,839		Ultra Financials	21,831,529
		Ultra Health Care	7,521,423		Ultra Health Care	284,589
		Ultra Industrials	5,936,947		Ultra Industrials	833,021
		Ultra Oil & Gas	93,150,479		Ultra Oil & Gas	3,163,752
		Ultra Real Estate	84,169,413		Ultra Real Estate	8,548,211
		Ultra Semiconductors	17,787,517		Ultra Semiconductors	2,100,488
		Ultra Technology	26,567,912		Ultra Technology	3,423,064
		Ultra Telecommunications	1,102,986		Ultra Telecommunications	120,181
		Ultra Utilities	3,193,653		Ultra Utilities	27,820
		Ultra MSCI EAFE	646,059		Ultra MSCI EAFE	461,676
		Ultra MSCI Emerging Markets	739,932		Ultra MSCI Emerging Markets	1,263,112
		Ultra FTSE/Xinhua China 25	1,236,620		Ultra FTSE/Xinhua China 25	2,310,891
		Ultra MSCI Japan	94,681		Ultra MSCI Japan	139,618
		Short QQQ®	—		Short QQQ®	23,067,040
		Short Dow30SM	—		Short Dow30SM	42,068,666
		Short S&P500®	—		Short S&P500®	172,291,351
		Short MidCap400	94,516		Short MidCap400	6,055,520
		Short SmallCap600	—		Short SmallCap600	2,177,675
		Short Russell2000	712,148		Short Russell2000	9,611,294
		UltraShort QQQ®	—		UltraShort QQQ®	273,433,485
		UltraShort Dow30SM	—		UltraShort Dow30SM	175,102,378
		UltraShort S&P500®	—		UltraShort S&P500®	939,559,830
		UltraShort Russell3000	—		UltraShort Russell3000	1,130,035
		UltraShort MidCap400	1,428,925		UltraShort MidCap400	1,796,553
		UltraShort SmallCap600	—		UltraShort SmallCap600	6,817,262
		UltraShort Russell2000	2,786,820		UltraShort Russell2000	113,388,293
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	17,742,643
		UltraShort Russell1000 Value	—		UltraShort Russell1000 Value	2,229,258

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 313

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		UltraShort Russell1000 Growth		—	UltraShort Russell1000 Growth	$3,125,072
		UltraShort Russell MidCap Value	—		UltraShort Russell MidCap Value	2,204,776
		UltraShort Russell MidCap Growth	$168,318		UltraShort Russell MidCap Growth	559,628
		UltraShort Russell2000 Value	—		UltraShort Russell2000 Value	3,966,556
		UltraShort Russell2000 Growth	31,301		UltraShort Russell2000 Growth	2,622,137
		Short Financials	—		Short Financials	21,562,679
		Short Oil & Gas	5,228		Short Oil & Gas	975,145
		UltraShort Basic Materials	—		UltraShort Basic Materials	55,875,811
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	9,835,886
		UltraShort Consumer Services	—		UltraShort Consumer Services	18,098,996
		UltraShort Financials	—		UltraShort Financials	76,679,841
		UltraShort Health Care	—		UltraShort Health Care	2,179,290
		UltraShort Industrials	46,248		UltraShort Industrials	6,921,793
		UltraShort Oil & Gas	—		UltraShort Oil & Gas	78,553,362
		UltraShort Real Estate	—		UltraShort Real Estate	130,503,497
		UltraShort Semiconductors	—		UltraShort Semiconductors	11,208,260
		UltraShort Technology	42,988		UltraShort Technology	9,135,925
		UltraShort Telecommunications	8,307		UltraShort Telecommunications	83,652
		UltraShort Utilities	—		UltraShort Utilities	2,406,361
		Short MSCI EAFE	—		Short MSCI EAFE	570,332
		Short MSCI Emerging Markets	—		Short MSCI Emerging Markets	26,345,230
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	789,434
		UltraShort MSCI Emerging Markets	4,206,045		UltraShort MSCI Emerging Markets	14,181,595
		UltraShort MSCI Europe	104,903		UltraShort MSCI Europe	62,445
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	942,836
		UltraShort MSCI Brazil	—		UltraShort MSCI Brazil	1,223,369
		UltraShort FTSE/Xinhua China 25	—		UltraShort FTSE/Xinhua China 25	81,746,742
		UltraShort MSCI Japan	125,921		UltraShort MSCI Japan	2,515,210
		UltraShort MSCI Mexico Investable Market	—		UltraShort MSCI Mexico Investable Market	2,352,677
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	3,096,997
		UltraShort 7-10 Year Treasury	—		UltraShort 7-10 Year Treasury	31,994,448
		UltraShort 20+ Year Treasury	75,968,596		UltraShort 20+ Year Treasury	103,381,233
		Credit Suisse 130/30	358,192		Credit Suisse 130/30	—

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

314 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

The Effect of Derivative Instruments on the Statements of Operations for the six months ended November 30, 2009

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra QQQ®	$114,248,570	$126,138,229
		Ultra Dow30SM	36,432,076	83,889,321
		Ultra S&P500®	110,415,236	319,440,862
		Ultra Russell3000	672,083	444,183
		Ultra MidCap400	18,227,149	11,875,407
		Ultra SmallCap600	4,550,496	4,861,299
		Ultra Russell2000	24,359,357	18,304,372
		UltraPro S&P500®	18,129,826	11,013
		Ultra Russell1000 Value	1,407,008	2,498,947
		Ultra Russell1000 Growth	3,708,761	2,972,793
		Ultra Russell MidCap Value	2,619,698	1,533,541
		Ultra Russell MidCap Growth	2,221,467	924,906
		Ultra Russell2000 Value	1,708,649	1,642,551
		Ultra Russell2000 Growth	2,899,129	871,927
		Ultra Basic Materials	47,877,950	77,318,571
		Ultra Consumer Goods	3,667,938	1,222,520
		Ultra Consumer Services	1,902,242	909,040
		Ultra Financials	94,718,458	330,556,440
		Ultra Health Care	3,636,435	5,491,486
		Ultra Industrials	5,765,469	3,458,094
		Ultra Oil & Gas	57,257,924	843,448
		Ultra Real Estate	99,240,851	48,878,666
		Ultra Semiconductors	10,558,976	10,402,228
		Ultra Technology	23,267,934	14,186,710
		Ultra Telecommunications	113,767	483,846
		Ultra Utilities	1,240,733	2,301,508
		Ultra MSCI EAFE	1,316,714	184,383
		Ultra MSCI Emerging Markets	3,794,810	(523,180)
		Ultra FTSE/Xinhua China 25	5,110,837	(1,074,271)
		Ultra MSCI Japan	131,821	(44,937)
		Short QQQ®	(33,378,575)	(12,756,871)
		Short Dow30SM	(32,546,716)	(30,830,709)
		Short S&P500®	(238,646,322)	(114,724,404)
		Short MidCap400	(7,448,358)	(3,300,456)
		Short SmallCap600	(8,632,789)	(1,032,065)
		Short Russell2000	(21,127,654)	(3,064,402)
		UltraShort QQQ®	(338,286,745)	(146,468,620)
		UltraShort Dow30SM	(156,319,094)	(130,782,280)
		UltraShort S&P500®	(1,061,931,970)	(584,312,071)
		UltraShort Russell3000	(766,788)	(1,130,035)
		UltraShort MidCap400	(36,025,488)	9,761,943

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 315

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	UltraShort SmallCap600	$(8,952,159)	$(2,374,637)
		UltraShort Russell2000	(194,513,703)	(20,803,898)
		UltraPro Short S&P500®	(41,177,209)	(17,742,643)
		UltraShort Russell1000 Value	(4,985,275)	501,752
		UltraShort Russell1000 Growth	(5,125,064)	(39,731)
		UltraShort Russell MidCap Value	(1,918,290)	(1,293,681)
		UltraShort Russell MidCap Growth	(4,164,184)	1,027,430
		UltraShort Russell2000 Value	(4,689,685)	(1,636,985)
		UltraShort Russell2000 Growth	(4,436,480)	(425,137)
		Short Financials	(31,651,787)	873,793
		Short Oil & Gas	(2,125,030)	(417,747)
		UltraShort Basic Materials	(65,537,708)	(26,865,458)
		UltraShort Consumer Goods	(4,351,859)	(5,433,695)
		UltraShort Consumer Services	(33,331,613)	(2,040,539)
		UltraShort Financials	(865,616,050)	403,470,132
		UltraShort Health Care	(3,047,683)	(612,499)
		UltraShort Industrials	(18,285,998)	1,227,916
		UltraShort Oil & Gas	(46,774,101)	(26,777,749)
		UltraShort Real Estate	(1,183,247,973)	414,905,966
		UltraShort Semiconductors	(11,744,561)	(3,743,968)
		UltraShort Technology	(17,064,337)	766,770
		UltraShort Telecommunications	(408,191)	101,045
		UltraShort Utilities	(3,008,389)	(316,779)
		Short MSCI EAFE	(23,958,238)	9,340,973
		Short MSCI Emerging Markets	(27,626,421)	(16,727,832)
		UltraShort MSCI EAFE	(39,257,093)	18,822,594
		UltraShort MSCI Emerging Markets	(194,711,903)	65,328,284
		UltraShort MSCI Europe	(4,020,616)	42,458
		UltraShort MSCI Pacific ex-Japan	(1,118,230)	(942,836)
		UltraShort MSCI Brazil	(4,417,020)	(1,223,369)
		UltraShort FTSE/Xinhua China 25	(104,292,331)	(30,850,164)
		UltraShort MSCI Japan	(1,196,855)	(145,979)
		UltraShort MSCI Mexico Investable Market	(7,190,316)	(2,352,677)
		Short 20+ Year Treasury	(281,046)	(3,096,997)
		UltraShort 7-10 Year Treasury	7,194,328	(46,361,219)
		UltraShort 20+ Year Treasury	(369,328,635)	(196,344,779)
		Credit Suisse 130/30	87,894	358,192

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

316 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2009, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax year ended October 31, 2009 and October 31, 2008, were as follows:

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra QQQ®	—	—	—	—	$46,354,649	$3,631,517	$428,824	$50,414,990
Ultra Dow30SM	$14,255,646	—	—	$14,255,646	16,164,689	334,415	—	16,499,104
Ultra S&P500®	37,984,674	—	$517,535	38,502,209	34,676,459	1,376,224	—	36,052,683
Ultra Russell3000	12,772	—	—	12,772	—	—	—	—
Ultra MidCap400	629,406	—	227,381	856,787	3,983,796	370,140	—	4,353,936
Ultra SmallCap600	147,778	—	40,486	188,264	491,430	4,886	—	496,316
Ultra Russell2000	1,406,726	—	276,673	1,683,399	1,851,371	30,956	—	1,882,327
UltraPro S&P500®	25,302	—	—	25,302	—	—	—	—
Ultra Russell1000 Value	341,000	—	—	341,000	161,018	—	—	161,018
Ultra Russell1000 Growth	181,656	—	6,860	188,516	911,966	—	28,627	940,593
Ultra Russell MidCap Value	172,865	—	14,418	187,283	89,616	—	—	89,616
Ultra Russell MidCap Growth	25,294	—	11,824	37,118	653,276	867	—	654,143
Ultra Russell2000 Value	196,735	—	—	196,735	132,124	—	—	132,124
Ultra Russell2000 Growth	—	—	10,077	10,077	107,509	1,171	—	108,680
Ultra Basic Materials	4,707,191	—	—	4,707,191	3,799,636	—	—	3,799,636
Ultra Consumer Goods	293,113	—	—	293,113	171,297	—	—	171,297
Ultra Consumer Services	53,836	—	11,646	65,482	30,584	—	—	30.584
Ultra Financials	28,327,945	—	5,664,456	33,992,401	20,582,432	—	—	20,582,432
Ultra Health Care	475,535	—	18,231	493,766	406,625	—	—	406,625
Ultra Industrials	336,855	—	—	336,855	626,189	—	—	626,189
Ultra Oil & Gas	5,823,113	—	740,383	6,563,496	6,970,659	—	—	6,970,659
Ultra Real Estate	12,671,834	—	—	12,671,834	1,685,331	—	—	1,685,331
Ultra Semiconductors	841,375	—	67,408	908,783	2,119,669	—	19,880	2,139,549
Ultra Technology	32,347	—	191,661	224,008	1,796,855	—	55,621	1,852,476
Ultra Telecommunications	327,812	—	—	327,812	129,756	—	—	129,756
Ultra Utilities	828,586	—	—	828,586	1,300,435	—	—	1,300,435
Ultra MSCI EAFE	—	—	—	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	—

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 317

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra FTSE/Xinhua China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Short QQQ®	$4,857,267	$248,328	—	$5,105,595	$1,604,409	—	—	$1,604,409
Short Dow30SM	20,334,279	644,280	—	20,978,559	2,894,063	—	—	2,894,063
Short S&P500®	57,351,350	184,807	—	57,536,157	5,494,293	—	—	5,494,293
Short MidCap400	3,831,813	407,412	—	4,239,225	1,014,577	—	—	1,014,577
Short SmallCap600	7,266,783	—	—	7,266,783	275,441	—	—	275,441
Short Russell2000	16,407,387	179,159	—	16,586,546	746,634	—	—	746,634
UltraShort QQQ®	104,079,968	—	—	104,079,968	30,365,928	—	—	30,365,928
UltraShort Dow30SM	139,678,620	—	—	139,678,620	42,152,241	—	—	42,152,241
UltraShort S&P500®	386,940,342	—	—	386,940,342	171,060,888	—	—	171,060,888
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort MidCap400	23,260,894	—	—	23,260,894	4,083,703	—	—	4,083,703
UltraShort SmallCap600	10,792,862	—	—	10,792,862	998,698	—	—	998,698
UltraShort Russell2000	133,518,106	—	—	133,518,106	13,206,912	—	—	13,206,912
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	2,158,640	—	—	2,158,640	108,052	—	—	108,052
UltraShort Russell1000 Growth	7,425,631	—	—	7,425,631	316,751	—	—	316,751
UltraShort Russell MidCap Value	4,496,614	—	—	4,496,614	148,576	—	—	148,576
UltraShort Russell MidCap Growth	4,034,605	—	—	4,034,605	162,288	—	—	162,288
UltraShort Russell2000 Value	2,291,569	—	—	2,291,569	639,929	—	—	639,929
UltraShort Russell2000 Growth	8,175,002	—	—	8,175,002	605,611	—	—	605,611
Short Financials	1,805,528	—	—	1,805,528	50,456	—	—	50,456
Short Oil & Gas	1,823,555	—	—	1,823,555	38,441	—	—	38,441
UltraShort Basic Materials	45,864,183	—	—	45,864,183	2,693,863	—	—	2,693,863
UltraShort Consumer Goods	8,488,763	—	—	8,488,763	526,632	—	—	526,632
UltraShort Consumer Services	38,162,521	—	—	38,162,521	2,170,290	—	—	2,170,290
UltraShort Financials	—	—	—	—	17,064,335	—	—	17,064,335
UltraShort Health Care	4,449,637	—	—	4,449,637	239,612	—	—	239,612
UltraShort Industrials	39,519,612	—	—	39,519,612	677,727	—	—	677,727
UltraShort Oil & Gas	75,696,978	—	—	75,696,978	58,418,685	—	—	58,418,685
UltraShort Real Estate	100,188,889	—	—	100,188,889	9,223,976	—	—	9,223,976
UltraShort Semiconductors	12,716,082	—	—	12,716,082	366,531	—	—	366,531
UltraShort Technology	19,878,350	—	—	19,878,350	690,835	—	—	690,835
UltraShort Telecommunications	3,207,854	—	—	3,207,854	55,158	—	—	55,158
UltraShort Utilities	10,305,423	—	—	10,305,423	236,113	—	—	236,113
Short MSCI EAFE	8,530,603	—	—	8,530,603	305,844	—	—	305,844
Short MSCI Emerging Markets	2,875,902	—	—	2,875,902	533,903	—	—	533,903

318 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

	Year Ended October 31, 2009				Year Ended October 31, 2008
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort MSCI EAFE	$18,091,178	—	—	$18,091,178	$1,196,024	—	—	$1,196,024
UltraShort MSCI Emerging Markets	—	—	—	—	16,505,144	—	—	16,505,144
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE/Xinhua China 25	—	—	—	—	5,870,064	—	—	5,870,064
UltraShort MSCI Japan	1,824,093	—	—	1,824,093	285,972	—	—	285,972
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	3,260	—	—	3,260	256,080	—	—	256,080
UltraShort 20+ Year Treasury	—	—	—	—	843,693	—	—	843,693
Credit Suisse 130/30	52,705	—	—	52,705	—	—	—	—

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for tax purposes.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

At October 31, 2009 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	—	—	$(898,533,318)	$182,936,475
Ultra Dow30SM	$66,742	—	(410,658,086)	88,627,534
Ultra S&P500®	—	—	(1,303,705,902)	372,334,161
Ultra Russell3000	—	—	—	253,897
Ultra MidCap400	—	—	(55,700,771)	12,864,188
Ultra SmallCap600	—	—	(21,796,325)	(2,947,413)
Ultra Russell2000	—	—	(156,198,279)	11,833,986
UltraPro S&P500®	—	—	—	2,366,152
Ultra Russell1000 Value	1,872	—	(12,318,964)	911,748
Ultra Russell1000 Growth	—	—	(16,753,658)	2,602,108
Ultra Russell MidCap Value	—	—	(6,122,639)	1,741,684
Ultra Russell MidCap Growth	—	—	(11,864,332)	1,272,538
Ultra Russell2000 Value	—	—	(10,907,634)	(2,747,794)
Ultra Russell2000 Growth	—	—	(13,796,210)	374,066
Ultra Basic Materials	—	—	(9,668,585)	141,255,621
Ultra Consumer Goods	50,711	—	(3,227,727)	2,893,507
Ultra Consumer Services	—	—	(3,057,293)	576,010
Ultra Financials	—	—	(2,522,744,101)	374,780,093
Ultra Health Care	—	—	(19,175,585)	1,362,274

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 319

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra Industrials	$3,115	—	$(4,091,777)	$4,870,744
Ultra Oil & Gas	—	—	(101,762,144)	94,149,063
Ultra Real Estate	—	—	(31,078,047)	93,427,342
Ultra Semiconductors	—	—	(39,343,326)	6,723,273
Ultra Technology	—	—	(40,227,821)	23,161,950
Ultra Telecommunications	50,885	—	(3,397,525)	(897,128)
Ultra Utilities	35,947	—	(14,739,334)	(993,270)
Ultra MSCI EAFE	—	—	(43,575)	605,361
Ultra MSCI Emerging Markets	—	—	(10,911)	406,845
Ultra FTSE/Xinhua China 25	—	—	(465,248)	3,134,837
Ultra MSCI Japan	—	—	(9,848)	137,557
Short QQQ®	—	—	(46,413,351)	(15,059,373)
Short Dow30SM	—	—	(27,666,267)	(28,675,733)
Short S&P500®	81	—	(275,479,255)	(98,500,965)
Short MidCap400	—	—	(14,091,075)	(4,975,954)
Short SmallCap600	—	—	(10,910,309)	(1,712,604)
Short Russell2000	—	—	(30,602,995)	(4,673,167)
UltraShort QQQ®	—	—	(344,027,075)	(184,494,705)
UltraShort Dow30SM	—	—	(211,590,758)	(115,088,341)
UltraShort S&P500®	—	—	(954,224,900)	(668,798,477)
UltraShort Russell3000	—	—	(578,178)	(821,560)
UltraShort MidCap400	—	—	(62,058,079)	2,985,749
UltraShort SmallCap600	—	—	(10,418,599)	(5,977,567)
UltraShort Russell2000	—	—	(197,617,837)	(94,344,824)
UltraPro Short S&P500®	—	—	(21,450,893)	(6,763,467)
UltraShort Russell1000 Value	—	—	(15,201,628)	(1,506,934)
UltraShort Russell1000 Growth	—	—	(18,361,737)	(2,082,495)
UltraShort Russell MidCap Value	—	—	(4,103,949)	(1,951,032)
UltraShort Russell MidCap Growth	—	—	(11,156,011)	237,181
UltraShort Russell2000 Value	—	—	(14,216,121)	(3,515,947)
UltraShort Russell2000 Growth	—	—	(13,016,043)	(1,988,414)
Short Financials	—	—	(55,095,891)	(17,288,001)
Short Oil & Gas	—	—	(1,584,332)	(1,453,424)
UltraShort Basic Materials	—	—	(99,100,007)	(44,761,727)
UltraShort Consumer Goods	—	—	(680,668)	(8,324,550)
UltraShort Consumer Services	—	—	(37,806,587)	(14,299,985)
UltraShort Financials	—	—	(939,341,490)	(5,574,383)
UltraShort Health Care	—	—	(10,002,522)	(1,293,840)
UltraShort Industrials	—	—	(17,718,515)	(11,517,332)
UltraShort Oil & Gas	—	—	(72,588,775)	(81,229,074)
UltraShort Real Estate	—	—	(2,597,807,224)	(32,203,014)
UltraShort Semiconductors	—	—	(28,767,489)	(6,488,984)
UltraShort Technology	—	—	(38,866,512)	(8,976,030)
UltraShort Telecommunications	8,014	—	(5,408,371)	128,349
UltraShort Utilities	32,212	—	(7,484,152)	(1,714,741)
Short MSCI EAFE	—	—	(32,745,434)	(337,110)
Short MSCI Emerging Markets	—	—	(40,438,104)	(16,804,117)
UltraShort MSCI EAFE	—	—	(67,426,453)	862,309
UltraShort MSCI Emerging Markets	—	—	(520,833,289)	21,250,240

320 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort MSCI Europe	—	—	$(3,795,429)	$310,591
UltraShort MSCI Pacific ex-Japan	—	—	(1,002,480)	(777,816)
UltraShort MSCI Brazil	—	—	(3,763,284)	(439,271)
UltraShort FTSE/Xinhua China 25	—	—	(464,521,831)	(69,036,352)
UltraShort MSCI Japan	—	—	(3,844,289)	(1,512,483)
UltraShort MSCI Mexico Investable Market	—	—	(6,041,732)	(1,821,645)
Short 20+ Year Treasury	—	—	(228,972)	(338,131)
UltraShort 7-10 Year Treasury	—	—	(5,279,769)	(18,389,696)
UltraShort 20+ Year Treasury	—	—	—	92,500,736
Credit Suisse 130/30	$462	—	—	1,943,357

For the tax year ended October 31, 2009, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date. Capital Loss carryforward amounts listed below are not reflective of adjustments related to wash sales or other tax adjustments. These adjustments could have a material effect on the numbers reported below.

Fund	Expiring October 31, 2015	Expiring October 31, 2016	Expiring October 31, 2017	Total
Ultra QQQ®	—	$456,550,481	$441,982,837	$898,533,318
Ultra Dow30SM	—	144,849,851	265,808,235	410,658,086
Ultra S&P500®	—	440,938,957	862,766,945	1,303,705,902
Ultra MidCap400	—	28,950,982	26,749,789	55,700,771
Ultra SmallCap600	—	8,953,485	12,842,840	21,796,325
Ultra Russell2000	—	53,885,244	102,313,035	156,198,279
Ultra Russell1000 Value	$127,857	6,918,809	5,272,298	12,318,964
Ultra Russell1000 Growth	—	6,711,839	10,041,819	16,753,658
Ultra Russell MidCap Value	—	5,882,228	240,411	6,122,639
Ultra Russell MidCap Growth	—	9,573,840	2,290,492	11,864,332
Ultra Russell2000 Value	984,619	6,550,023	3,372,992	10,907,634
Ultra Russell2000 Growth	—	7,686,097	6,110,113	13,796,210
Ultra Basic Materials	—	9,668,585	—	9,668,585
Ultra Consumer Goods	—	1,220,447	2,007,280	3,227,727
Ultra Consumer Services	291,486	2,516,711	249,096	3,057,293
Ultra Financials	317,962	1,428,121,115	1,094,305,024	2,552,744,101
Ultra Health Care	—	6,472,000	12,703,585	19,175,585
Ultra Industrials	—	2,472,308	1,619,469	4,091,777
Ultra Oil & Gas	—	57,286,043	44,476,101	101,762,144
Ultra Real Estate	—	31,078,047	—	31,078,047
Ultra Semiconductors	—	30,451,211	8,892,115	39,343,326
Ultra Technology	—	18,009,787	22,218,034	40,227,821
Ultra Telecommunications	—	2,651,560	745,965	3,397,525
Ultra Utilities	—	3,780,785	10,958,549	14,739,334
Ultra MSCI EAFE	—	—	43,575	43,575
Ultra MSCI Emerging Markets	—	—	10,911	10,911
UltraShort FTSE/Xinhua China 25	—	—	465,248	465,248
UltraShort MSCI Japan	—	—	9,848	9,848
Short QQQ®	—	—	46,413,351	46,413,351
Short Dow30SM	—	—	27,666,267	27,666,267
Short S&P500®	—	—	275,479,255	275,479,255
Short MidCap400	—	—	14,091,075	14,091,075
Short SmallCap600	—	—	10,910,309	10,910,309
Short Russell2000	—	—	30,602,995	30,602,995

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 321

Fund	Expiring October 31, 2015	Expiring October 31, 2016	Expiring October 31, 2017	Total
UltraShort QQQ®	—	—	$344,027,075	$344,027,075
UltraShort Dow30SM	—	—	211,590,758	211,590,758
UltraShort S&P500®	—	—	954,224,900	954,224,900
UltraShort Russell3000	—	—	578,178	578,178
UltraShort MidCap400	—	—	62,058,079	62,058,079
UltraShort SmallCap600	—	—	10,418,599	10,418,599
UltraShort Russell2000	—	—	197,617,837	197,617,837
UltraPro Short S&P500®	—	—	21,450,893	21,450,893
UltraShort Russell1000 Value	—	—	15,201,628	15,201,628
UltraShort Russell1000 Growth	—	—	18,361,737	18,361,737
UltraShort Russell MidCap Value	—	—	4,103,949	4,103,949
UltraShort Russell MidCap Growth	—	—	11,156,011	11,156,011
UltraShort Russell2000 Value	—	—	14,216,121	14,216,121
UltraShort Russell2000 Growth	—	—	13,016,043	13,016,043
Short Financials	—	—	55,095,891	55,095,891
Short Oil & Gas	—	—	1,584,332	1,584,332
UltraShort Basic Materials	—	—	99,100,007	99,100,007
UltraShort Consumer Goods	—	—	680,668	680,668
UltraShort Consumer Services	—	—	37,806,587	37,806,587
UltraShort Financials	—	—	939,341,490	939,341,490
UltraShort Health Care	—	—	10,002,522	10,002,522
UltraShort Industrials	—	—	17,718,515	17,718,515
UltraShort Oil & Gas	—	—	72,588,775	72,588,775
UltraShort Real Estate	—	—	2,597,807,224	2,597,807,224
UltraShort Semiconductors	—	—	28,767,489	28,767,489
UltraShort Technology	—	—	38,866,512	38,866,512
UltraShort Telecommunications	—	—	5,408,371	5,408,371
UltraShort Utilities	—	—	7,484,152	7,484,152
Short MSCI EAFE	—	—	32,745,434	32,745,434
Short MSCI Emerging Markets	—	—	40,438,104	40,438,104
UltraShort MSCI EAFE	—	—	67,426,453	67,426,453
UltraShort MSCI Emerging Markets	—	—	520,833,289	520,833,289
UltraShort MSCI Europe	—	—	3,795,429	3,795,429
UltraShort MSCI Pacific ex-Japan	—	—	1,002,480	1,002,480
UltraShort MSCI Brazil	—	—	3,763,284	3,763,284
UltraShort FTSE/Xinhua China 25	—	—	464,521,831	464,521,831
UltraShort MSCI Japan	—	—	3,844,289	3,844,289
UltraShort MSCI Mexico Investable Market	—	—	6,041,732	6,041,732
Short 20+ Year Treasury	—	—	228,972	228,972
UltraShort 7-10 Year Treasury	—	$5,030,158	249,611	5,279,769

For the tax year ended October 31, 2009, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Ultra Basic Materials	$8,091,860
Ultra Real Estate	6,289,560
UltraShort 20+ Year Treasury	45,632,259

322 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For finacial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net asset or another reasonable basis.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

This expense limitation remains in effect until September 30, 2010, after which it may be terminated or revised.

For the six months ended November 30, 2009, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
Ultra QQQ®	$374,127	—	—
Ultra Dow30SM	82,883	—	—
Ultra S&P500®	—	—	—
Ultra Russell3000	21,832	$2,911	$32,977
Ultra MidCap400	132,294	—	—
Ultra SmallCap600	119,291	—	—
Ultra Russell2000	416,473	—	—
UltraPro S&P500®	83,363	—	—
Ultra Russell1000 Value	82,078	10,943	15,536
Ultra Russell1000 Growth	103,215	—	—
Ultra Russell MidCap Value	75,275	10,037	14,790
Ultra Russell MidCap Growth	70,833	9,444	12,337
Ultra Russell2000 Value	84,028	11,204	107,687
Ultra Russell2000 Growth	110,566	14,742	39,375
Ultra Basic Materials	89,681	—	—
Ultra Consumer Goods	73,123	—	—
Ultra Consumer Services	53,084	7,078	22,763
Ultra Financials	60,467	—	—
Ultra Health Care	72,991	—	—
Ultra Industrials	88,397	—	—
Ultra Oil & Gas	116,853	—	—
Ultra Real Estate	85,978	—	—
Ultra Semiconductors	76,699	—	—
Ultra Technology	95,115	—	—
Ultra Telecommunications	44,618	5,949	17,043
Ultra Utilities	69,376	—	—
Ultra MSCI EAFE	35,376	4,717	9,806

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 323

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
Ultra MSCI Emerging Markets	$50,973	$6,796	$108
Ultra FTSE/Xinhua China 25	50,086	—	—
Ultra MSCI Japan	32,813	4,375	7,215
Short QQQ®	111,902	—	—
Short Dow30SM	57,813	—	—
Short S&P500®	—	—	—
Short MidCap400	47,191	—	—
Short SmallCap600	45,426	—	—
Short Russell2000	74,989	—	—
UltraShort QQQ®	346,152	—	—
UltraShort Dow30SM	53,459	—	—
UltraShort S&P500®	—	—	—
UltraShort Russell3000	13,966	1,862	4,758
UltraShort MidCap400	46,180	—	—
UltraShort SmallCap600	49,895	—	—
UltraShort Russell2000	192,317	—	—
UltraPro Short S&P500®	34,383	—	—
UltraShort Russell1000 Value	38,844	5,179	10,771
UltraShort Russell1000 Growth	47,181	6,291	1,421
UltraShort Russell MidCap Value	18,329	2,444	34,039
UltraShort Russell MidCap Growth	26,894	3,586	23,611
UltraShort Russell2000 Value	52,331	2,152	—
UltraShort Russell2000 Growth	45,881	6,117	2,858
Short Financials	54,230	—	—
Short Oil & Gas	50,156	3,276	—
UltraShort Basic Materials	56,725	—	—
UltraShort Consumer Goods	54,365	—	—
UltraShort Consumer Services	54,307	—	—
UltraShort Financials	36,091	—	—
UltraShort Health Care	33,939	4,525	16,900
UltraShort Industrials	54,296	—	—
UltraShort Oil & Gas	63,132	—	—
UltraShort Real Estate	48,040	—	—
UltraShort Semiconductors	53,458	—	—
UltraShort Technology	54,496	—	—
UltraShort Telecommunications	6,627	884	48,521
UltraShort Utilities	38,290	5,105	11,975
Short MSCI EAFE	63,684	—	—
Short MSCI Emerging Markets	89,290	—	—
UltraShort MSCI EAFE	62,212	—	—
UltraShort MSCI Emerging Markets	106,724	—	—
UltraShort MSCI Europe	20,560	2,741	22,269
UltraShort MSCI Pacific ex-Japan	9,313	1,242	33,640
UltraShort MSCI Brazil	21,778	2,904	21,665
UltraShort FTSE/Xinhua China 25	117,067	—	—
UltraShort MSCI Japan	45,849	6,113	27,790
UltraShort MSCI Mexico Investable Market	36,541	4,872	6,764
Short 20+ Year Treasury	28,189	—	—
UltraShort 7-10 Year Treasury	49,057	—	—
UltraShort 20+ Year Treasury	—	—	—
Credit Suisse 130/30	67,545	—	—

324 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2009, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
Ultra QQQ®	$361,690	$771,609	$1,032,842	$126,679	$2,292,820
Ultra Dow30SM	207,359	161,837	261,374	32,819	663,389
Ultra S&P500®	—	—	—	—	—
Ultra Russell3000	—	—	12,081	45,639	57,720
Ultra MidCap400	313,560	262,439	286,102	39,114	901,215
Ultra SmallCap600	117,270	153,502	300,310	30,535	601,617
Ultra Russell2000	312,603	420,622	989,384	114,406	1,837,015
UltraPro S&P500®	—	—	22,535	60,828	83,363
Ultra Russell1000 Value	57,385	109,448	261,071	51,389	479,293
Ultra Russell1000 Growth	66,939	152,278	242,598	41,611	503,426
Ultra Russell MidCap Value	77,416	94,764	236,618	48,778	457,576
Ultra Russell MidCap Growth	89,292	114,507	200,040	48,316	452,155
Ultra Russell2000 Value	64,302	211,820	515,701	69,396	861,219
Ultra Russell2000 Growth	58,964	215,223	415,427	56,475	746,089
Ultra Basic Materials	76,918	102,535	239,877	32,970	452,300
Ultra Consumer Goods	77,004	68,249	158,112	40,222	343,587
Ultra Consumer Services	88,455	65,215	177,086	48,442	379,198
Ultra Financials	16,935	224,761	761,323	37,246	1,040,264
Ultra Health Care	78,759	97,149	168,152	23,146	367,206
Ultra Industrials	85,307	79,122	214,947	34,447	413,823
Ultra Oil & Gas	100,986	145,921	335,397	41,109	623,413
Ultra Real Estate	80,853	114,651	224,831	35,936	456,271
Ultra Semiconductors	75,309	123,648	158,603	24,526	382,086
Ultra Technology	91,135	164,530	217,672	28,623	501,960
Ultra Telecommunications	—	57,580	68,674	46,525	172,779
Ultra Utilities	73,170	82,736	146,632	36,738	339,276
Ultra MSCI EAFE	—	—	26,000	23,899	49,899
Ultra MSCI Emerging Markets	—	—	27,016	30,861	57,877
Ultra FTSE/Xinhua China 25	—	—	32,285	17,801	50,086
Ultra MSCI Japan	—	—	22,003	22,400	44,403
Short QQQ®	219,846	168,003	215,413	38,187	641,449
Short Dow30SM	192,171	125,550	161,660	20,485	499,866
Short S&P500®	—	—	—	—	—
Short MidCap400	142,197	100,315	114,278	19,587	376,377
Short SmallCap600	59,810	63,566	108,189	19,348	250,913
Short Russell2000	64,261	123,244	137,737	25,267	350,509
UltraShort QQQ®	670,394	899,034	796,497	120,048	2,485,973
UltraShort Dow30SM	179,342	148,653	206,675	21,024	555,694
UltraShort S&P500®	—	—	—	—	—
UltraShort Russell3000	—	—	11,138	9,448	20,586
UltraShort MidCap400	108,364	56,499	114,805	15,993	295,661
UltraShort SmallCap600	70,561	71,544	80,948	27,167	250,220
UltraShort Russell2000	—	615,963	508,317	55,243	1,179,523
UltraPro Short S&P500®	—	—	17,255	17,128	34,383

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 325

	Expires September 30,				Total Amount
					Eligible for
Fund	2012	2013	2014	2015	Recoupment
UltraShort Russell1000 Value	$53,831	$61,391	$101,657	$37,857	$254,736
UltraShort Russell1000 Growth	54,154	70,360	101,672	37,126	263,312
UltraShort Russell MidCap Value	53,472	54,825	103,107	40,651	252,055
UltraShort Russell MidCap Growth	53,742	60,877	97,039	39,259	250,917
UltraShort Russell2000 Value	54,296	97,134	98,814	35,813	286,057
UltraShort Russell2000 Growth	59,247	94,559	92,050	37,235	283,091
Short Financials	—	19,202	138,811	17,238	175,251
Short Oil & Gas	—	17,770	61,648	36,048	115,466
UltraShort Basic Materials	60,990	92,233	130,605	19,901	303,729
UltraShort Consumer Goods	59,683	80,083	93,231	30,928	263,925
UltraShort Consumer Services	57,420	82,163	127,371	17,538	284,492
UltraShort Financials	—	—	13,578	22,513	36,091
UltraShort Health Care	58,739	64,036	106,039	38,011	266,825
UltraShort Industrials	56,536	81,081	106,401	25,821	269,839
UltraShort Oil & Gas	—	18,239	231,746	27,657	277,642
UltraShort Real Estate	12,406	116,788	219,350	18,373	366,917
UltraShort Semiconductors	58,648	73,995	102,945	26,016	261,604
UltraShort Technology	56,727	79,027	97,208	27,687	260,649
UltraShort Telecommunications	—	46,637	55,028	43,088	144,753
UltraShort Utilities	63,394	70,395	99,410	37,894	271,093
Short MSCI EAFE	—	123,975	108,317	19,885	252,177
Short MSCI Emerging Markets	—	139,208	126,379	34,656	300,243
UltraShort MSCI EAFE	—	125,111	201,598	23,294	350,003
UltraShort MSCI Emerging Markets	—	46,278	607,157	36,012	689,447
UltraShort MSCI Europe	—	—	35,032	10,538	45,570
UltraShort MSCI Pacific ex-Japan	—	—	34,118	10,077	44,195
UltraShort MSCI Brazil	—	—	34,971	11,376	46,347
UltraShort FTSE/Xinhua China 25	—	388,127	203,949	44,617	636,693
UltraShort MSCI Japan	—	179,711	165,376	43,781	388,868
UltraShort MSCI Mexico Investable Market	—	—	36,508	11,669	48,177
Short 20+ Year Treasury	—	—	8,257	19,932	28,189
UltraShort 7-10 Year Treasury	—	69,507	128,733	16,877	215,117
UltraShort 20+ Year Treasury	—	—	—	—	—
Credit Suisse 130/30	—	—	27,443	40,102	67,545

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Prior to January 1, 2009 each Trustee of ProShares and other affiliated funds were paid quarterly an aggregate fee consisting of a $108,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $5,000, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $2,000.

326 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Effective January 1, 2009, each Trustee of ProShares and other affiliated funds are paid quarterly an aggregate fee consisting of a $133,500 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $6,375, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

Fund	Six Months Ended November 30, 2009	Year Ended May 31, 2009
Ultra QQQ®	$168,397	$320,453
Ultra Dow30SM	98,306	472,338
Ultra S&P500®	327,639	1,191,034
Ultra Russell3000	3,550	—
Ultra MidCap400	20,758	32,213
Ultra SmallCap600	3,826	15,217
Ultra Russell2000	42,649	69,703
UltraPro S&P500®	28,596	—
Ultra Russell1000 Value	1,055	6,719
Ultra Russell1000 Growth	1,439	5,966
Ultra Russell MidCap Value	538	2,815
Ultra Russell MidCap Growth	—	2,741
Ultra Russell2000 Value	788	7,090
Ultra Russell2000 Growth	1,218	5,661
Ultra Basic Materials	82,028	158,891
Ultra Consumer Goods	1,141	3,390
Ultra Consumer Services	—	1,870
Ultra Financials	299,537	708,687
Ultra Health Care	4,673	4,741
Ultra Industrials	1,440	5,611
Ultra Oil & Gas	180,105	270,556
Ultra Real Estate	234,214	203,542
Ultra Semiconductors	16,177	27,015
Ultra Technology	11,411	15,334
Ultra Telecommunications	—	3,555
Ultra Utilities	1,658	6,256
Ultra MSCI EAFE	2,588	—
Ultra MSCI Emerging Markets	10,283	—
Ultra FTSE/Xinhua China 25	10,514	—
Ultra MSCI Japan	1,985	—
Short QQQ®	19,499	25,072
Short Dow30SM	19,980	59,873
Short S&P500®	250,053	217,677

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 327

Fund	Six Months Ended November 30, 2009	Year Ended May 31, 2009
Short MidCap400	$9,571	$6,168
Short SmallCap600	4,541	7,673
Short Russell2000	25,823	23,962
UltraShort QQQ®	76,083	1,062,432
UltraShort Dow30SM	24,881	342,449
UltraShort S&P500®	176,662	1,575,109
UltraShort Russell3000	1,295	—
UltraShort MidCap400	1,877	63,928
UltraShort SmallCap600	3,373	49,265
UltraShort Russell2000	33,683	573,147
UltraPro Short S&P500®	17,108	—
UltraShort Russell1000 Value	882	25,381
UltraShort Russell1000 Growth	1,728	19,382
UltraShort Russell MidCap Value	882	2,188
UltraShort Russell MidCap Growth	674	6,869
UltraShort Russell2000 Value	1,267	20,556
UltraShort Russell2000 Growth	1,966	18,382
Short Financials	7,176	1,352
Short Oil & Gas	—	1,521
UltraShort Basic Materials	42,555	276,422
UltraShort Consumer Goods	2,195	33,886
UltraShort Consumer Services	15,652	144,772
UltraShort Financials	145,139	2,807,460
UltraShort Health Care	678	4,608
UltraShort Industrials	3,899	62,475
UltraShort Oil & Gas	47,448	953,426
UltraShort Real Estate	102,658	1,340,360
UltraShort Semiconductors	7,168	34,406
UltraShort Technology	—	22,379
UltraShort Telecommunications	—	1,419
UltraShort Utilities	542	10,389
Short MSCI EAFE	10,119	19,718
Short MSCI Emerging Markets	40,672	26,567
UltraShort MSCI EAFE	9,881	162,120
UltraShort MSCI Emerging Markets	41,524	617,531
UltraShort MSCI Europe	2,842	—
UltraShort MSCI Pacific ex-Japan	880	—
UltraShort MSCI Brazil	4,138	—
UltraShort FTSE/Xinhua China 25	8,629	396,059
UltraShort MSCI Japan	886	11,416
UltraShort MSCI Mexico Investable Market	5,482	—
Short 20+ Year Treasury	16,544	—
UltraShort 7-10 Year Treasury	50,723	114,721
UltraShort 20+ Year Treasury	978,244	1,042,033
Credit Suisse 130/30	5,687	—

328 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

10. Investment Transactions

For the six months ended November 30, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Ultra QQQ®	$57,580,750	$404,394,760
Ultra Dow30SM	52,236,967	285,164,249
Ultra S&P500®	114,892,153	1,082,037,326
Ultra Russell3000	11,988,379	216,944
Ultra MidCap400	11,487,768	73,918,307
Ultra SmallCap600	13,947,789	18,599,730
Ultra Russell2000	90,300,633	168,822,177
UltraPro S&P500®	65,666,395	1,542,591
Ultra Russell1000 Value	8,421,052	9,605,818
Ultra Russell1000 Growth	11,039,667	7,305,988
Ultra Russell MidCap Value	9,099,209	4,975,462
Ultra Russell MidCap Growth	7,280,295	5,354,328
Ultra Russell2000 Value	12,643,906	10,097,223
Ultra Russell2000 Growth	14,325,754	10,329,486
Ultra Basic Materials	144,869,624	236,836,676
Ultra Consumer Goods	8,740,413	1,310,602
Ultra Consumer Services	2,332,215	436,928
Ultra Financials	218,554,398	1,044,196,135
Ultra Health Care	5,798,348	27,967,687
Ultra Industrials	10,251,026	3,359,530
Ultra Oil & Gas	164,069,057	624,871,297
Ultra Real Estate	265,448,836	128,420,207
Ultra Semiconductors	31,078,902	81,719,310
Ultra Technology	22,220,939	41,511,340
Ultra Telecommunications	3,132,023	3,043,632
Ultra Utilities	2,203,635	5,031,067
Ultra MSCI EAFE	6,933,309	388,488
Ultra MSCI Emerging Markets	25,675,893	2,143,139
Credit Suisse 130/30	41,763,528	14,881,689

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the six months ended November 30, 2009, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra QQQ®	$250,878,735	$74,168,295
Ultra Dow30SM	102,149,459	25,247,143
Ultra S&P500®	344,437,578	101,620,376
Ultra Russell3000	8,127,263	896,827
Ultra MidCap400	25,630,659	10,304,302
Ultra SmallCap600	15,297,946	5,120,760
Ultra Russell2000	115,317,458	42,875,702

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 329

Fund	Fair Value	Net Realized Gains (Losses)
UltraPro S&P500®	$46,312,950	$4,581,275
Ultra Russell1000 Growth	12,563,152	3,638,932
Ultra Russell2000 Value	6,878,171	2,028,217
Ultra Russell2000 Growth	7,822,432	2,570,025
Ultra Basic Materials	156,552,359	68,093,119
Ultra Financials	274,491,884	108,547,864
Ultra Industrials	6,941,773	3,002,634
Ultra Oil & Gas	36,384,291	8,863,072
Ultra Real Estate	237,714,109	77,628,710
Ultra Semiconductors	1,953,664	740,714
Ultra Technology	14,123,573	5,469,961
Ultra Utilities	5,225,542	997,656
Ultra MSCI Emerging Markets	7,838,892	895,591
Credit Suisse 130/30	4,418,031	570,161

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six months ended November 30, 2009, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra QQQ®	$113,059,125
Ultra Dow30SM	12,429,078
Ultra S&P500®	53,280,412
UltraPro S&P500®	11,591,889
Ultra Basic Materials	2,687,365
Ultra Oil & Gas	38,689,190
Ultra Real Estate	80,512,719
Ultra Semiconductors	4,388,785
Ultra MSCI EAFE	1,928,997
Ultra MSCI Emerging Markets	2,203,046

12. Risk

Refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the Funds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. By the close of the markets each trading day, each Fund will seek to position its portfolio so that its exposure to its benchmark is consistent with its investment objectives.

330 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple or a multiple of the inverse of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance) times the stated multiple in the Fund's objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At November 30, 2009, the Ultra QQQ, Ultra Dow30, Ultra S&P500, Ultra Russell3000, Ultra MidCap400, Ultra SmallCap600, Ultra Russell2000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell MidCap Value, Ultra Russell MidCap Growth, Ultra Russell2000 Value, Ultra Russell2000 Growth, Ultra Basic Materials, Ultra Consumer Goods, Ultra Consumer Services, Ultra Financials, Ultra Health Care, Ultra Industrials, Ultra Oil & Gas, Ultra Real Estate, Ultra Semiconductors, Ultra Technology and Ultra Utilities Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

Leverage Risk

The Funds use investment techniques that may be considered aggressive, including the use of futures contracts and swap agreements. The Funds' investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such instruments, particularly when used to create leverage, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

13. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

14. Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. To the extent that the Advisor is required to make a payment to the Funds in support of shortfall payments from the Potential Paying Parties, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements. The outstanding swap agreement balances due from (or to) Lehman are included in "Due from (to) counterparty" on the

November 30, 2009 :: Notes to Financial Statements :: ProShares Trust :: 331

Statements of Assets and Liabilities. The outstanding brokerage transaction balances due from (or to) Lehman are included in "Receivable for investments sold" and "Payable for investments purchased", respectively.

As of November 30, 2009, the Funds' custodian held fund assets in a tri-party repurchase agreement which fully collateralized each Fund's obligations to Lehman under these derivative and brokerage transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of derivative counterparties as denoted in the applicable Fund's Schedule of Portfolio Investments.

15. Subsequent Events

Subsequent events after the date of this report have been evaluated for potential impact to this report through January 27, 2010, the date the report was available to be issued. Management has determined that there are no material events that would require disclosure in its Funds' financial statements through this date.

332 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2009

Under an amended investment advisory agreement, dated December 14, 2005, between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2010. After such date, the expense waiver and reimbursement may be terminated or revised. Amounts waived or reimbursed by the Advisor may be recouped by ProShare Advisors within five years of the end of the applicable contractual period to the extent that such recoupment will not cause a Fund's expenses to exceed any expense limitation in place at the date of the agreement. ProShare Advisors, from its own resources, also may make payments to broker-dealers and other financial institutions in connection with their distribution of the Funds' Shares.

At a meeting held on December 15, 2009, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in their review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unique in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, and noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding allocation of Fund brokerage. The Board also reviewed the quality of the Advisor's compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the Funds consistent with the terms of the Advisory Agreement, particularly in light of the unique nature of the Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and provided appropriate incentives, and that the Advisor's brokerage practices were reasonable.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other ETFs and mutual funds, offering services similar to those provided to the Funds. The Board considered that obtaining useful industry fee comparisons for the Funds is challenging because there are few similar funds in the marketplace. Notwithstanding, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided an appropriate range of data for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's performance of

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 333

non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and therefore not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board noted that the Funds' expected asset volatility may offset the benefits of such economies. In addition, the Advisor advised the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds must be re-balanced each day, an activity not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. The Board also considered the start-up of the Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

334 :: ProShares Trust :: Board Approval of Investment Advisory Agreement (Unaudited)

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

Information :: ProShares Trust :: 335

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ProShares®

ProShares Trust

7501 Wisconsin Avenue Suite 1000 Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Each Short or Ultra ProShares ETF seeks a return that is either 200%, -100% or -200% of the return of an index or other benchmark (target) for a single day. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their ProShares holding consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProShare, visit www.proshares.com

"Standard & Poor's®," "S&P®," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to Registrant.

Item 6. Investments

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 66.9%
	Consumer Discretionary - 6.3%

10,164	Abercrombie & Fitch Co., Class A	$405,848
38,392	Amazon.com, Inc.*	5,217,857
14,714	Apollo Group, Inc., Class A*	839,728
10,897	AutoNation, Inc.*	192,332
3,510	AutoZone, Inc.*	519,024
30,244	Bed Bath & Beyond, Inc.*	1,129,916
39,419	Best Buy Co., Inc.	1,688,316
9,529	Big Lots, Inc.*	219,739
6,956	Black & Decker Corp.	422,160
50,604	Carnival Corp.*	1,620,846
78,255	CBS Corp., Class B	1,002,447
36,724	Coach, Inc.	1,276,159
331,352	Comcast Corp., Class A	4,860,934
31,858	D.R. Horton, Inc.	327,500
16,100	Darden Restaurants, Inc.	506,023
7,140	DeVry, Inc.	387,845
108,253	DIRECTV, Class A*	3,424,042
30,965	Eastman Kodak Co.*	125,408
24,317	Expedia, Inc.*	619,597
16,136	Family Dollar Stores, Inc.	492,309
371,931	Ford Motor Co.*	3,306,467
17,352	Fortune Brands, Inc.	666,490
19,023	GameStop Corp., Class A*	464,351
27,105	Gannett Co., Inc.	268,068
55,589	Gap, Inc. (The)	1,190,716
18,411	Genuine Parts Co.	659,666
27,932	Goodyear Tire & Rubber Co. (The)*	382,948
38,710	H&R Block, Inc.	785,813
27,083	Harley-Davidson, Inc.	789,199
8,001	Harman International Industries, Inc.	300,918
14,542	Hasbro, Inc.	431,170
196,813	Home Depot, Inc.	5,384,804
35,232	International Game Technology	665,532
56,132	Interpublic Group of Cos., Inc.*	355,316
27,222	J.C. Penney Co., Inc.	782,360
77,420	Johnson Controls, Inc.	2,094,211
8,550	KB Home	115,852
35,271	Kohl’s Corp.*	1,874,301
18,021	Leggett & Platt, Inc.	350,689
17,814	Lennar Corp., Class A	225,703
30,838	Limited Brands, Inc.	511,602
170,611	Lowe’s Cos., Inc.	3,721,026
48,566	Macy’s, Inc.	792,111
29,130	Marriott International, Inc., Class A	749,234
41,560	Mattel, Inc.	808,758
126,001	McDonald’s Corp.	7,969,563
36,347	McGraw-Hill Cos., Inc. (The)	1,088,956
4,221	Meredith Corp.	111,223
13,352	New York Times Co. (The), Class A*	112,691
32,052	Newell Rubbermaid, Inc.	465,075
259,595	News Corp., Class A	2,974,959
44,892	NIKE, Inc., Class B	2,913,042
19,030	Nordstrom, Inc.	636,553
31,715	Office Depot, Inc.*	194,730
35,887	Omnicom Group, Inc.	1,317,771
15,797	O’Reilly Automotive, Inc.*	612,608
6,662	Polo Ralph Lauren Corp.	511,975
4,885	priceline.com, Inc.*	1,045,976
36,483	Pulte Homes, Inc.	333,455
14,450	RadioShack Corp.	272,527
10,287	Scripps Networks Interactive, Inc., Class A	406,851
5,773	Sears Holdings Corp.*	409,594
11,279	Sherwin-Williams Co. (The)	686,214
83,400	Staples, Inc.	1,944,888
85,112	Starbucks Corp.*	1,863,953
21,558	Starwood Hotels & Resorts Worldwide, Inc.	690,287
86,825	Target Corp.	4,042,572
14,316	Tiffany & Co.	611,007
40,685	Time Warner Cable, Inc.	1,704,295
136,886	Time Warner, Inc.	4,205,138
48,949	TJX Cos., Inc.	1,878,663
10,280	VF Corp.	747,562
70,062	Viacom, Inc., Class B*	2,076,638
214,600	Walt Disney Co. (The)	6,485,212
708	Washington Post Co. (The), Class B	292,836
8,556	Whirlpool Corp.	634,513
20,632	Wyndham Worldwide Corp.	383,136
7,952	Wynn Resorts Ltd.	513,222
53,864	Yum! Brands, Inc.	1,899,783
		104,992,803
	Consumer Staples - 7.8%

239,173	Altria Group, Inc.	4,498,844
74,126	Archer-Daniels-Midland Co.	2,283,822
49,302	Avon Products, Inc.	1,688,594
12,694	Brown-Forman Corp., Class B	649,552
22,257	Campbell Soup Co.	778,327
16,088	Clorox Co.	969,624
267,572	Coca-Cola Co. (The)	15,305,118
36,621	Coca-Cola Enterprises, Inc.	719,603
57,549	Colgate-Palmolive Co.	4,845,050
51,039	ConAgra Foods, Inc.	1,132,555
22,943	Constellation Brands, Inc., Class A*	392,555
50,204	Costco Wholesale Corp.	3,007,722
166,653	CVS Caremark Corp.	5,167,910
20,806	Dean Foods Co.*	330,815
29,326	Dr. Pepper Snapple Group, Inc.*	768,048
13,622	Estee Lauder Cos., Inc. (The), Class A	637,918
37,574	General Mills, Inc.	2,555,032
36,396	H. J. Heinz Co.	1,545,010
19,156	Hershey Co. (The)	677,548
8,059	Hormel Foods Corp.	302,374
13,739	J.M. Smucker Co. (The)	811,700
29,626	Kellogg Co.	1,557,735
47,855	Kimberly-Clark Corp.	3,156,994
170,320	Kraft Foods, Inc., Class A	4,527,106
75,214	Kroger Co. (The)	1,710,366
19,071	Lorillard, Inc.	1,485,822
15,095	McCormick & Co., Inc. (Non-Voting)	538,590
18,104	Molson Coors Brewing Co., Class B	818,482
16,644	Pepsi Bottling Group, Inc.	631,640
179,883	PepsiCo, Inc.	11,192,320
223,356	Philip Morris International, Inc.	10,741,190
337,024	Procter & Gamble Co. (The)	21,013,446
19,517	Reynolds American, Inc.	975,069
48,096	Safeway, Inc.	1,082,160
80,331	Sara Lee Corp.	975,218
24,470	SUPERVALU, Inc.	338,420
68,248	Sysco Corp.	1,845,426
35,262	Tyson Foods, Inc., Class A	423,849

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
114,584	Walgreen Co.	$4,456,172
249,365	Wal-Mart Stores, Inc.	13,602,861
16,231	Whole Foods Market, Inc.*	416,325
		130,556,912
	Energy - 8.0%

56,651	Anadarko Petroleum Corp.	3,372,434
38,766	Apache Corp.	3,693,625
35,776	Baker Hughes, Inc.	1,457,514
33,722	BJ Services Co.	633,299
11,957	Cabot Oil & Gas Corp.	457,953
28,104	Cameron International Corp.*	1,062,331
74,078	Chesapeake Energy Corp.	1,771,946
231,574	Chevron Corp.	18,072,035
171,211	ConocoPhillips	8,863,594
20,858	CONSOL Energy, Inc.	957,799
28,809	Denbury Resources, Inc.*	382,295
51,242	Devon Energy Corp.	3,451,149
8,023	Diamond Offshore Drilling, Inc.	798,609
80,956	El Paso Corp.	773,939
16,442	ENSCO International, Inc.	723,448
29,087	EOG Resources, Inc.	2,515,735
554,902	Exxon Mobil Corp.	41,656,493
14,144	FMC Technologies, Inc.*	770,424
104,115	Halliburton Co.	3,056,816
33,615	Hess Corp.	1,948,325
81,705	Marathon Oil Corp.	2,665,217
9,875	Massey Energy Co.	371,893
22,023	Murphy Oil Corp.	1,241,877
32,802	Nabors Industries Ltd.*	677,361
48,285	National Oilwell Varco, Inc.	2,077,221
20,011	Noble Energy, Inc.	1,305,718
93,624	Occidental Petroleum Corp.	7,563,883
30,896	Peabody Energy Corp.	1,373,636
13,286	Pioneer Natural Resources Co.	549,376
18,161	Range Resources Corp.	855,928
13,120	Rowan Cos., Inc.*	323,933
138,302	Schlumberger Ltd.	8,836,115
28,698	Smith International, Inc.	780,012
39,769	Southwestern Energy Co.*	1,748,245
74,577	Spectra Energy Corp.	1,447,540
13,505	Sunoco, Inc.	340,326
16,114	Tesoro Corp.	205,937
64,982	Valero Energy Corp.	1,032,564
67,307	Williams Cos., Inc. (The)	1,338,736
66,996	XTO Energy, Inc.	2,843,310
		133,998,591
	Financials - 9.7%

53,974	Aflac, Inc.	2,484,423
61,928	Allstate Corp. (The)	1,759,374
137,302	American Express Co.	5,743,343
15,524	American International Group, Inc.*	440,882
29,449	Ameriprise Financial, Inc.	1,122,596
31,683	AON Corp.	1,227,083
13,499	Apartment Investment & Management Co., Class A (REIT)	182,371
13,610	Assurant, Inc.	416,058
9,227	AvalonBay Communities, Inc. (REIT)	666,558
998,935	Bank of America Corp.	15,833,120
138,886	Bank of New York Mellon Corp. (The)	3,699,923
78,705	BB&T Corp.	1,959,754
15,993	Boston Properties, Inc. (REIT)	1,071,211
52,538	Capital One Financial Corp.	2,015,358
28,555	CB Richard Ellis Group, Inc., Class A*	326,384
109,900	Charles Schwab Corp. (The)	2,014,467
40,402	Chubb Corp.	2,025,756
18,766	Cincinnati Financial Corp.	478,908
1,505,852	Citigroup, Inc.	6,189,052
7,672	CME Group, Inc.	2,518,181
17,977	Comerica, Inc.	511,805
61,866	Discover Financial Services	956,448
171,231	E*Trade Financial Corp.*	280,819
31,644	Equity Residential (REIT)	1,019,253
10,229	Federated Investors, Inc., Class B	263,704
91,823	Fifth Third Bancorp	925,576
25,232	First Horizon National Corp.*	341,894
17,284	Franklin Resources, Inc.	1,867,191
55,564	Genworth Financial, Inc., Class A*	598,424
59,067	Goldman Sachs Group, Inc. (The)	10,021,307
44,365	Hartford Financial Services Group, Inc.	1,085,168
33,845	HCP, Inc. (REIT)	1,059,348
13,845	Health Care REIT, Inc. (REIT)	616,795
69,724	Host Hotels & Resorts, Inc. (REIT)	733,496
54,460	Hudson City Bancorp, Inc.	723,773
82,463	Huntington Bancshares, Inc./OH	315,009
8,448	IntercontinentalExchange, Inc.*	902,162
49,479	Invesco Ltd.	1,100,908
21,661	Janus Capital Group, Inc.	283,542
454,071	JPMorgan Chase & Co.	19,293,477
101,428	KeyCorp	594,368
43,455	Kimco Realty Corp. (REIT)	535,366
18,735	Legg Mason, Inc.	530,013
21,955	Leucadia National Corp.*	472,472
35,912	Lincoln National Corp.	822,744
41,999	Loews Corp.	1,487,605
9,522	M&T Bank Corp.	624,453
60,480	Marsh & McLennan Cos., Inc.	1,363,824
58,217	Marshall & Ilsley Corp.	334,748
18,264	MBIA, Inc.*	63,193
94,529	MetLife, Inc.	3,231,946
22,655	Moody’s Corp.	526,276
156,942	Morgan Stanley	4,956,228
16,376	NASDAQ OMX Group, Inc. (The)*	305,904
27,882	Northern Trust Corp.	1,380,159
30,029	NYSE Euronext	759,133
41,422	People’s United Financial, Inc.	674,764
18,788	Plum Creek Timber Co., Inc. (REIT)	647,998
53,276	PNC Financial Services Group, Inc.	3,037,265
36,831	Principal Financial Group, Inc.	935,139
78,365	Progressive Corp. (The)*	1,314,181
54,628	ProLogis (REIT)	714,534
53,453	Prudential Financial, Inc.	2,664,632
15,654	Public Storage (REIT)	1,245,745
137,199	Regions Financial Corp.	803,986
32,688	Simon Property Group, Inc. (REIT)	2,375,110
53,985	SLM Corp.*	592,215
57,090	State Street Corp.	2,357,817
57,588	SunTrust Banks, Inc.	1,360,804
29,578	T. Rowe Price Group, Inc.	1,447,252
9,543	Torchmark Corp.	414,930
65,526	Travelers Cos., Inc. (The)	3,432,907
220,756	U.S. Bancorp	5,326,842

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
38,269	Unum Group	$728,642
18,071	Ventas, Inc. (REIT)	775,788
18,019	Vornado Realty Trust (REIT)	1,179,524
539,391	Wells Fargo & Co.	15,124,524
39,514	XL Capital Ltd., Class A	723,501
15,913	Zions Bancorp.	209,256
		161,150,689
	Health Care - 8.6%

178,489	Abbott Laboratories	9,725,866
50,395	Aetna, Inc.	1,466,998
35,502	Allergan, Inc.	2,063,731
34,320	AmerisourceBergen Corp.	847,361
117,249	Amgen, Inc.*	6,606,981
69,587	Baxter International, Inc.	3,795,971
27,629	Becton, Dickinson and Co.	2,066,649
33,347	Biogen Idec, Inc.*	1,565,308
174,053	Boston Scientific Corp.*	1,456,824
228,733	Bristol-Myers Squibb Co.	5,789,232
11,271	C.R. Bard, Inc.	926,589
41,525	Cardinal Health, Inc.	1,338,351
20,772	CareFusion Corp.*	536,541
52,962	Celgene Corp.*	2,936,743
8,634	Cephalon, Inc.*	474,438
31,496	CIGNA Corp.	1,010,392
17,267	Coventry Health Care, Inc.*	389,371
12,002	DaVita, Inc.*	710,998
17,143	DENTSPLY International, Inc.	571,205
116,739	Eli Lilly & Co.	4,287,823
31,675	Express Scripts, Inc.*	2,717,715
34,840	Forest Laboratories, Inc.*	1,068,194
31,218	Genzyme Corp.*	1,582,753
104,411	Gilead Sciences, Inc.*	4,808,127
18,607	Hospira, Inc.*	873,599
19,577	Humana, Inc.*	812,641
21,071	IMS Health, Inc.	450,077
4,376	Intuitive Surgical, Inc.*	1,227,643
318,203	Johnson & Johnson	19,995,876
28,657	King Pharmaceuticals, Inc.*	339,012
12,507	Laboratory Corp. of America Holdings*	912,511
20,345	Life Technologies Corp.*	1,012,774
30,730	McKesson Corp.	1,905,875
54,696	Medco Health Solutions, Inc.*	3,454,599
127,789	Medtronic, Inc.	5,423,365
352,297	Merck & Co., Inc.	12,756,667
6,411	Millipore Corp.*	436,589
35,264	Mylan, Inc.*	630,168
10,722	Patterson Cos., Inc.*	275,663
13,480	PerkinElmer, Inc.	254,368
931,117	Pfizer, Inc.	16,918,396
18,007	Quest Diagnostics, Inc.	1,043,326
40,173	St. Jude Medical, Inc.*	1,474,751
32,589	Stryker Corp.	1,642,486
49,988	Tenet Healthcare Corp.*	227,445
47,130	Thermo Fisher Scientific, Inc.*	2,225,950
134,209	UnitedHealth Group, Inc.	3,847,772
14,495	Varian Medical Systems, Inc.*	677,496
11,043	Waters Corp.*	649,107
12,220	Watson Pharmaceuticals, Inc.*	453,240
54,850	WellPoint, Inc.*	2,963,545
24,749	Zimmer Holdings, Inc.*	1,464,398
		143,093,500
	Industrials - 6.9%

80,630	3M Co.	6,243,987
13,030	Avery Dennison Corp.	489,407
83,878	Boeing Co. (The)	4,396,046
30,234	Burlington Northern Santa Fe Corp.	2,972,002
19,453	C.H. Robinson Worldwide, Inc.	1,084,310
71,733	Caterpillar, Inc.	4,188,490
15,161	Cintas Corp.	425,872
45,269	CSX Corp.	2,149,372
23,297	Cummins, Inc.	1,046,035
29,902	Danaher Corp.	2,120,650
48,835	Deere & Co.	2,613,161
21,494	Dover Corp.	878,675
6,097	Dun & Bradstreet Corp.	479,163
19,127	Eaton Corp.	1,222,215
86,791	Emerson Electric Co.	3,594,015
14,601	Equifax, Inc.	418,319
24,488	Expeditors International of Washington, Inc.	781,902
15,261	Fastenal Co.	565,878
36,073	FedEx Corp.	3,046,365
5,565	First Solar, Inc.*	662,847
6,459	Flowserve Corp.	642,412
20,753	Fluor Corp.	881,587
44,469	General Dynamics Corp.	2,930,507
1,227,015	General Electric Co.	19,656,780
14,300	Goodrich Corp.	848,562
86,849	Honeywell International, Inc.	3,341,081
44,471	Illinois Tool Works, Inc.	2,163,069
20,799	Iron Mountain, Inc.*	499,176
21,072	ITT Corp.	1,089,844
14,315	Jacobs Engineering Group, Inc.*	500,882
13,464	L-3 Communications Holdings, Inc.	1,055,174
37,288	Lockheed Martin Corp.	2,879,752
41,476	Masco Corp.	563,244
14,541	Monster Worldwide, Inc.*	212,444
42,453	Norfolk Southern Corp.	2,182,084
36,727	Northrop Grumman Corp.	2,012,640
41,946	PACCAR, Inc.	1,555,358
13,611	Pall Corp.	433,238
18,536	Parker Hannifin Corp.	1,000,203
23,909	Pitney Bowes, Inc.	550,863
16,198	Precision Castparts Corp.	1,679,409
24,159	Quanta Services, Inc.*	452,981
23,701	R.R. Donnelley & Sons Co.	487,767
44,949	Raytheon Co.	2,316,222
37,220	Republic Services, Inc.	1,049,604
17,543	Robert Half International, Inc.	391,735
16,381	Rockwell Automation, Inc.	712,410
18,210	Rockwell Collins, Inc.	973,507
6,462	Ryder System, Inc.	261,969
6,648	Snap-On, Inc.	240,325
85,623	Southwest Airlines Co.	787,732
9,154	Stanley Works (The)	444,610
9,835	Stericycle, Inc.*	538,270
31,209	Textron, Inc.	625,740
58,241	Union Pacific Corp.	3,684,326
114,821	United Parcel Service, Inc., Class B	6,598,763
108,671	United Technologies Corp.	7,307,038
7,224	W.W. Grainger, Inc.	705,785
56,888	Waste Management, Inc.	1,868,202
		115,504,006
	Information Technology - 12.7%

60,628	Adobe Systems, Inc.*	2,126,830
64,747	Advanced Micro Devices, Inc.*	453,876

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,274	Affiliated Computer Services, Inc., Class A*	$622,325
39,848	Agilent Technologies, Inc.*	1,152,404
19,910	Akamai Technologies, Inc.*	477,840
33,970	Altera Corp.	714,389
19,799	Amphenol Corp., Class A	815,719
33,664	Analog Devices, Inc.	1,009,583
103,421	Apple, Inc.*	20,674,892
153,992	Applied Materials, Inc.	1,895,642
26,522	Autodesk, Inc.*	621,941
57,970	Automatic Data Processing, Inc.	2,518,797
21,236	BMC Software, Inc.*	822,470
49,806	Broadcom Corp., Class A*	1,454,335
45,960	CA, Inc.	1,015,716
10,578	Ciena Corp.*	128,523
665,975	Cisco Systems, Inc.*	15,583,815
21,141	Citrix Systems, Inc.*	807,163
33,859	Cognizant Technology Solutions Corp., Class A*	1,487,426
17,522	Computer Sciences Corp.*	969,142
27,432	Compuware Corp.*	190,378
14,193	Convergys Corp.*	158,678
179,508	Corning, Inc.	2,994,193
198,707	Dell, Inc.*	2,805,743
129,615	eBay, Inc.*	3,171,679
37,348	Electronic Arts, Inc.*	630,808
233,474	EMC Corp.*	3,929,367
35,963	Fidelity National Information Services, Inc.	812,764
17,836	Fiserv, Inc.*	824,737
17,495	FLIR Systems, Inc.*	502,106
27,780	Google, Inc., Class A*	16,195,740
15,119	Harris Corp.	663,724
273,777	Hewlett-Packard Co.	13,431,500
646,370	Intel Corp.	12,410,304
151,372	International Business Machines Corp.	19,125,852
37,290	Intuit, Inc.*	1,089,241
21,288	Jabil Circuit, Inc.	283,343
25,065	JDS Uniphase Corp.*	185,230
60,529	Juniper Networks, Inc.*	1,581,623
19,704	KLA-Tencor Corp.	615,553
9,031	Lexmark International, Inc., Class A*	227,310
25,658	Linear Technology Corp.	691,996
75,261	LSI Corp.*	398,131
11,096	Mastercard, Inc., Class A	2,672,583
18,154	McAfee, Inc.*	692,575
25,817	MEMC Electronic Materials, Inc.*	310,837
21,129	Microchip Technology, Inc.	554,636
97,765	Micron Technology, Inc.*	735,193
895,110	Microsoft Corp.	26,325,185
15,693	Molex, Inc.	291,733
265,034	Motorola, Inc.	2,122,922
27,030	National Semiconductor Corp.	394,638
38,843	NetApp, Inc.*	1,197,141
40,048	Novell, Inc.*	156,588
11,267	Novellus Systems, Inc.*	233,114
63,244	NVIDIA Corp.*	825,967
450,947	Oracle Corp.	9,956,910
37,100	Paychex, Inc.	1,163,085
13,632	QLogic Corp.*	244,558
191,942	QUALCOMM, Inc.	8,637,390
21,705	Red Hat, Inc.*	579,523
12,610	Salesforce.com, Inc.*	790,395
26,222	SanDisk Corp.*	517,098
86,978	Sun Microsystems, Inc.*	740,183
94,057	Symantec Corp.*	1,669,512
45,755	Tellabs, Inc.*	256,686
19,847	Teradata Corp.*	581,517
20,160	Teradyne, Inc.*	178,618
145,655	Texas Instruments, Inc.	3,683,615
22,771	Total System Services, Inc.	393,483
22,269	VeriSign, Inc.*	499,716
25,947	Western Digital Corp.*	955,887
81,000	Western Union Co. (The)	1,494,450
100,346	Xerox Corp.	772,664
31,876	Xilinx, Inc.	721,673
137,729	Yahoo!, Inc.*	2,061,803
		210,684,706
	Materials - 2.4%

24,266	Air Products & Chemicals, Inc.	2,012,379
9,432	Airgas, Inc.	436,230
12,644	AK Steel Holding Corp.	252,880
112,511	Alcoa, Inc.	1,408,638
11,329	Allegheny Technologies, Inc.	385,526
10,867	Ball Corp.	536,939
12,469	Bemis Co., Inc.	365,342
5,591	CF Industries Holdings, Inc.	477,248
132,036	Dow Chemical Co. (The)	3,667,960
104,329	E.I. du Pont de Nemours & Co.	3,607,697
8,385	Eastman Chemical Co.	504,106
27,342	Ecolab, Inc.	1,227,929
8,363	FMC Corp.	468,244
47,540	Freeport-McMoRan Copper & Gold, Inc.*	3,936,312
9,108	International Flavors & Fragrances, Inc.	370,878
49,961	International Paper Co.	1,271,507
19,760	MeadWestvaco Corp.	540,831
63,043	Monsanto Co.	5,090,722
56,585	Newmont Mining Corp.	3,035,219
36,331	Nucor Corp.	1,540,798
19,453	Owens-Illinois, Inc.*	608,295
15,232	Pactiv Corp.*	370,899
19,052	PPG Industries, Inc.	1,132,260
35,424	Praxair, Inc.	2,905,831
18,341	Sealed Air Corp.	408,821
14,063	Sigma-Aldrich Corp.	750,120
9,811	Titanium Metals Corp.	95,854
16,553	United States Steel Corp.	739,257
14,426	Vulcan Materials Co.	699,373
24,391	Weyerhaeuser Co.	949,786
		39,797,881
	Telecommunication Services - 2.1%

45,561	American Tower Corp., Class A*	1,864,356
681,227	AT&T, Inc.	18,352,255
34,321	CenturyTel, Inc.	1,221,484
36,076	Frontier Communications Corp.	285,001
30,080	MetroPCS Communications, Inc.*	189,504
171,156	Qwest Communications International, Inc.	624,719
332,042	Sprint Nextel Corp.*	1,231,876
327,969	Verizon Communications, Inc.	10,317,905
51,503	Windstream Corp.	510,910
		34,598,010
	Utilities - 2.4%

77,015	AES Corp. (The)*	981,171
19,555	Allegheny Energy, Inc.	429,819

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26,944	Ameren Corp.	$700,275
55,044	American Electric Power Co., Inc.	1,771,866
44,609	Centerpoint Energy, Inc.	591,961
26,420	CMS Energy Corp.	376,221
31,746	Consolidated Edison, Inc.	1,362,221
23,173	Constellation Energy Group, Inc.	737,365
68,745	Dominion Resources, Inc.	2,500,943
18,997	DTE Energy Co.	761,970
149,735	Duke Energy Corp.	2,497,580
58,541	Dynegy, Inc., Class A*	105,959
37,624	Edison International	1,281,097
22,613	Entergy Corp.	1,778,512
15,122	EQT Corp.	622,270
76,090	Exelon Corp.	3,666,016
35,201	FirstEnergy Corp.	1,516,459
47,510	FPL Group, Inc.	2,469,095
8,821	Integrys Energy Group, Inc.	339,961
5,220	Nicor, Inc.	204,415
31,791	NiSource, Inc.	453,022
20,249	Northeast Utilities	488,203
25,497	Pepco Holdings, Inc.	415,601
42,801	PG&E Corp.	1,812,194
11,686	Pinnacle West Capital Corp.	410,062
43,482	PPL Corp.	1,327,071
32,253	Progress Energy, Inc.	1,260,770
58,416	Public Service Enterprise Group, Inc.	1,831,926
20,116	Questar Corp.	798,002
12,718	SCANA Corp.	447,674
28,329	Sempra Energy	1,505,403
91,916	Southern Co.	2,949,584
24,679	TECO Energy, Inc.	364,015
13,506	Wisconsin Energy Corp.	609,121
52,610	Xcel Energy, Inc.	1,069,035
		40,436,859
	Total Common Stocks (Cost $881,453,675)	1,114,813,957

Principal Amount
	Repurchase Agreements (a) - 3.4%
$1,609,221	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,609,228(b)	1,609,221
3,218,443	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,218,457(c)	3,218,443
9,655,328	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $9,655,441 (d)	9,655,328
1,935,077	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,935,085 (e)	1,935,077
3,379,365	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,379,380 (f)	3,379,365
6,436,885	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $6,437,023(g)	6,436,885
1,609,221	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,609,228(h)	1,609,221
9,655,328	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,655,371(i)	9,655,328
8,046,107	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,046,143(j)	8,046,107
4,827,664	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,827,684(k)	4,827,664
7,428,720	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,428,753(l)	7,428,720
	Total Repurchase Agreements (Cost $57,801,359)	57,801,359
	Total Investment Securities (Cost $939,255,034) — 70.3%	1,172,615,316
	Other assets less liabilities — 29.7%	494,316,712
	Net Assets — 100.0%	$1,666,932,028

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $395,109,025.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,641,406. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,282,812. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $9,848,469. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,973,780. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,446,978. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,565,636. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,641,408. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $9,848,446. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $8,207,048. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,924,232. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $7,577,305. The investment in the repurchase agreement was through participation in a pooled account.

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,393,636
Aggregate gross unrealized depreciation	(8,645,349)
Net unrealized appreciation	$73,748,287
Federal income tax cost of investments	$1,098,867,029

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	3,818	12/18/09	$208,987,775	$3,415,646

Cash collateral in the amount of $15,605,825 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$43,844,343	$(586,299)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	53,646,345	(716,843)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	50,595,722	6,253,456

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	1,861,211,790	467,706,209

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	771,490	19,884

		$472,676,407

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,114,813,957	$—	$1,114,813,957
Repurchase Agreements	—	57,801,359	57,801,359
Total Investment Securities	1,114,813,957	57,801,359	1,172,615,316
Other Financial Instruments*:
Futures Contracts	3,415,646	—	3,415,646
Swap Agreements	—	472,676,407	472,676,407
Total Other Financial Instruments	3,415,646	472,676,407	476,092,053
Total Investments	$1,118,229,603	$530,477,766	$1,648,707,369

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell3000

Shares		Value
	Common Stocks (a) - 80.6%
	Consumer Discretionary - 8.3%

11	1-800-Flowers.com, Inc., Class A*	$25
19	99 Cents Only Stores*	228
18	Aaron’s, Inc.	451
34	Abercrombie & Fitch Co., Class A	1,358
37	Advance Auto Parts, Inc.	1,454
26	Aeropostale, Inc.*	819
10	AFC Enterprises, Inc.*	78
128	Amazon.com, Inc.*	17,396
7	Ambassadors Group, Inc.	82
13	American Apparel, Inc.*	38
17	American Axle & Manufacturing Holdings, Inc.	106
66	American Eagle Outfitters, Inc.	1,015
15	American Greetings Corp., Class A	311
7	American Public Education, Inc.*	224
4	America’s Car-Mart, Inc.*	97
8	Amerigon, Inc.*	53
10	Ameristar Casinos, Inc.	174
23	AnnTaylor Stores Corp.*	322
52	Apollo Group, Inc., Class A*	2,968
11	Arbitron, Inc.	237
29	ArvinMeritor, Inc.*	235
12	Asbury Automotive Group, Inc.*	128
6	Ascent Media Corp., Class A*	137
7	Audiovox Corp., Class A*	52
33	Autoliv, Inc.	1,340
28	AutoNation, Inc.*	494
12	AutoZone, Inc.*	1,774
21	Bally Technologies, Inc.*	872
14	Barnes & Noble, Inc.	327
16	Beazer Homes USA, Inc.*	69
9	Bebe Stores, Inc.	49
101	Bed Bath & Beyond, Inc.*	3,773
34	Belo Corp., Class A	160
5	Benihana, Inc., Class A*	16
131	Best Buy Co., Inc.	5,611
9	Big 5 Sporting Goods Corp.	147
32	Big Lots, Inc.*	738
7	BJ’s Restaurants, Inc.*	119
24	Black & Decker Corp.	1,457
5	Blue Nile, Inc.*	279
6	Bluegreen Corp.*	14
3	Blyth, Inc.	98
12	Bob Evans Farms, Inc.	303
2	Books-A-Million, Inc.	14
19	Borders Group, Inc.*	27
45	BorgWarner, Inc.	1,359
22	Boyd Gaming Corp.*	180
6	Bridgepoint Education, Inc.*	96
39	Brinker International, Inc.	538
18	Brink’s Home Security Holdings, Inc.*	589
4	Brookfield Homes Corp.*	23
16	Brown Shoe Co., Inc.	164
35	Brunswick Corp.	351
10	Buckle, Inc. (The)	273
7	Buffalo Wild Wings, Inc.*	280
7	Build-A-Bear Workshop, Inc.*	33
41	Burger King Holdings, Inc.	697
15	Cabela’s, Inc.*	181
91	Cablevision Systems Corp., Class A	2,277
7	California Pizza Kitchen, Inc.*	88
25	Callaway Golf Co.	179
5	Capella Education Co.*	356
27	Career Education Corp.*	703
2	Caribou Coffee Co., Inc.*	17
86	CarMax, Inc.*	1,710
4	Carmike Cinemas, Inc.*	24
170	Carnival Corp.*	5,445
4	Carrols Restaurant Group, Inc.*	26
22	Carter’s, Inc.*	479
10	Cato Corp. (The), Class A	191
2	Cavco Industries, Inc.*	71
236	CBS Corp., Class B	3,023
8	CEC Entertainment, Inc.*	233
14	Central European Media Enterprises Ltd., Class A*	349
45	Charming Shoppes, Inc.*	217
24	Cheesecake Factory, Inc. (The)*	452
3	Cherokee, Inc.	54
69	Chico’s FAS, Inc.*	971
9	Children’s Place Retail Stores, Inc. (The)*	287
2	China Automotive Systems, Inc.*	39
11	ChinaCast Education Corp.*	78
12	Chipotle Mexican Grill, Inc., Class A*	1,001
11	Choice Hotels International, Inc.	345
14	Christopher & Banks Corp.	80
4	Churchill Downs, Inc.	138
12	Cinemark Holdings, Inc.	152
5	Citi Trends, Inc.*	136
19	CKE Restaurants, Inc.	160
23	CKX, Inc.*	126
16	Clear Channel Outdoor Holdings, Inc., Class A*	146
123	Coach, Inc.	4,274
12	Coinstar, Inc.*	321
22	Coldwater Creek, Inc.*	93
25	Collective Brands, Inc.*	484
4	Columbia Sportswear Co.	154
1,117	Comcast Corp., Class A	16,386
4	Conn’s, Inc.*	23
23	Cooper Tire & Rubber Co.	412
4	Core-Mark Holding Co., Inc.*	120
31	Corinthian Colleges, Inc.*	459
2	CPI Corp.	24
9	Cracker Barrel Old Country Store, Inc.	338
33	CROCS, Inc.*	161
4	Crown Media Holdings, Inc., Class A*	6
3	CSS Industries, Inc.	56
13	CTC Media, Inc.*	181
108	D.R. Horton, Inc.	1,110
54	Dana Holding Corp.*	393
53	Darden Restaurants, Inc.	1,666
5	Deckers Outdoor Corp.*	463
38	Denny’s Corp.*	87
2	Destination Maternity Corp.*	35
24	DeVry, Inc.	1,304
33	Dick’s Sporting Goods, Inc.*	685
20	Dillard’s, Inc., Class A	340
7	DineEquity, Inc.*	149
379	DIRECTV, Class A*	11,989
109	Discovery Communications, Inc., Class C*	3,056
79	DISH Network Corp., Class A	1,636
12	Dolan Media Co.*	141
35	Dollar Tree, Inc.*	1,714
14	Domino’s Pizza, Inc.*	110
4	Dorman Products, Inc.*	59
6	Dover Downs Gaming & Entertainment, Inc.	27
29	DreamWorks Animation SKG, Inc., Class A*	971

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	Dress Barn, Inc.*	$365
8	Drew Industries, Inc.*	155
34	Drugstore.com, Inc.*	101
5	DSW, Inc., Class A*	117
11	E.W. Scripps Co. (The), Class A*	69
104	Eastman Kodak Co.*	421
2	Einstein Noah Restaurant Group, Inc.*	20
9	Ethan Allen Interiors, Inc.	104
20	Exide Technologies*	150
72	Expedia, Inc.*	1,835
54	Family Dollar Stores, Inc.	1,648
8	Federal Mogul Corp.*	108
5	FGX International Holdings Ltd.*	83
17	Finish Line (The), Class A	150
3	Fisher Communications, Inc.*	48
60	Foot Locker, Inc.	569
1,215	Ford Motor Co.*	10,801
59	Fortune Brands, Inc.	2,266
19	Fossil, Inc.*	586
15	Fred’s, Inc., Class A	147
1	Frisch’s Restaurants, Inc.	23
6	Fuel Systems Solutions, Inc.*	289
5	Fuqi International, Inc.*	110
16	Furniture Brands International, Inc.*	67
5	G-III Apparel Group Ltd.*	85
6	Gaiam, Inc., Class A*	43
64	GameStop Corp., Class A*	1,562
2	Gander Mountain Co.*	10
90	Gannett Co., Inc.	890
188	Gap, Inc. (The)	4,027
44	Garmin Ltd.	1,315
15	Gaylord Entertainment Co.*	264
9	Genesco, Inc.*	235
54	Gentex Corp.	897
62	Genuine Parts Co.	2,221
6	Global Sources Ltd.*	35
94	Goodyear Tire & Rubber Co. (The)*	1,289
6	Grand Canyon Education, Inc.*	115
10	Great Wolf Resorts, Inc.*	24
9	Group 1 Automotive, Inc.*	227
23	Guess?, Inc.	852
11	Gymboree Corp.*	439
132	H&R Block, Inc.	2,680
37	Hanesbrands, Inc.*	888
91	Harley-Davidson, Inc.	2,652
23	Harman International Industries, Inc.	865
15	Harte-Hanks, Inc.	144
49	Hasbro, Inc.	1,453
7	Haverty Furniture Cos., Inc.	84
2	Hawk Corp., Class A*	33
12	Helen of Troy Ltd.*	247
5	hhgregg, Inc.*	97
11	Hibbett Sports, Inc.*	208
24	Hillenbrand, Inc.	439
659	Home Depot, Inc.	18,030
4	Hooker Furniture Corp.	49
17	HOT Topic, Inc.*	98
20	Hovnanian Enterprises, Inc., Class A*	79
15	HSN, Inc.*	269
28	Iconix Brand Group, Inc.*	315
14	Interactive Data Corp.	358
116	International Game Technology	2,191
12	International Speedway Corp., Class A	324
186	Interpublic Group of Cos., Inc.*	1,177
15	Interval Leisure Group, Inc.*	172
7	iRobot Corp.*	99
6	Isle of Capri Casinos, Inc.*	45
15	ITT Educational Services, Inc.*	1,365
20	J. Crew Group, Inc.*	856
86	J.C. Penney Co., Inc.	2,472
22	Jack in the Box, Inc.*	411
11	Jackson Hewitt Tax Service, Inc.	46
11	Jakks Pacific, Inc.*	133
34	Jarden Corp.	933
11	Jo-Ann Stores, Inc.*	367
16	John Wiley & Sons, Inc., Class A	599
231	Johnson Controls, Inc.	6,249
33	Jones Apparel Group, Inc.	559
8	JoS. A. Bank Clothiers, Inc.*	326
16	Journal Communications, Inc., Class A	56
9	K12, Inc.*	161
30	KB Home	406
3	Kenneth Cole Productions, Inc., Class A*	28
5	Kirkland’s, Inc.*	76
12	Knology, Inc.*	118
119	Kohl’s Corp.*	6,324
23	Krispy Kreme Doughnuts, Inc.*	74
10	K-Swiss, Inc., Class A	87
7	Lakes Entertainment, Inc.*	18
22	Lamar Advertising Co., Class A*	609
3	Landry’s Restaurants, Inc.*	64
116	Las Vegas Sands Corp.*	1,777
20	La-Z-Boy, Inc.*	191
13	Leapfrog Enterprises, Inc.*	39
3	Learning Tree International, Inc.*	33
61	Leggett & Platt, Inc.	1,187
57	Lennar Corp., Class A	722
104	Liberty Global, Inc., Class A*	2,006
32	Liberty Media Corp. - Capital, Class A*	707
231	Liberty Media Corp. - Interactive, Class A*	2,458
20	Liberty Media Corp. - Starz, Class A*	962
15	Life Time Fitness, Inc.*	339
103	Limited Brands, Inc.	1,709
11	LIN TV Corp., Class A*	42
4	Lincoln Educational Services Corp.*	88
8	Lithia Motors, Inc., Class A*	58
33	Live Nation, Inc.*	236
37	Liz Claiborne, Inc.*	154
54	LKQ Corp.*	941
8	LodgeNet Interactive Corp.*	36
573	Lowe’s Cos., Inc.	12,497
8	Luby’s, Inc.*	28
16	Lululemon Athletica, Inc.*	419
6	Lumber Liquidators, Inc.*	142
8	M/I Homes, Inc.*	88
4	Mac-Gray Corp.*	32
164	Macy’s, Inc.	2,675
7	Maidenform Brands, Inc.*	101
8	Marcus Corp.	99
4	Marine Products Corp.	19
117	Marriott International, Inc., Class A	3,000
11	Martha Stewart Living Omnimedia, Class A*	51
19	Marvel Entertainment, Inc.*	989
140	Mattel, Inc.	2,724
12	Matthews International Corp., Class A	416
5	McCormick & Schmick’s Seafood Restaurants, Inc.*	31
429	McDonald’s Corp.	27,134
122	McGraw-Hill Cos., Inc. (The)	3,655
15	MDC Holdings, Inc.	445

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16	Mediacom Communications Corp., Class A*	$65
20	Men’s Wearhouse, Inc. (The)	408
13	Meredith Corp.	343
12	Meritage Homes Corp.*	214
76	MGM Mirage*	803
6	Midas, Inc.*	44
18	Modine Manufacturing Co.*	191
22	Mohawk Industries, Inc.*	904
4	Monarch Casino & Resort, Inc.*	30
7	Monro Muffler Brake, Inc.	210
9	Morgans Hotel Group Co.*	33
7	Morningstar, Inc.*	325
6	Movado Group, Inc.	62
11	Multimedia Games, Inc.*	60
17	National CineMedia, Inc.	248
2	National Presto Industries, Inc.	186
15	NetFlix, Inc.*	879
10	New York & Co., Inc.*	38
40	New York Times Co. (The), Class A*	338
108	Newell Rubbermaid, Inc.	1,567
885	News Corp., Class A	10,142
140	NIKE, Inc., Class B	9,085
3	NIVS IntelliMedia Technology Group, Inc.*	7
2	Nobel Learning Communities, Inc.*	16
64	Nordstrom, Inc.	2,141
12	NutriSystem, Inc.	296
3	NVR, Inc.*	2,019
7	O’Charleys, Inc.*	45
107	Office Depot, Inc.*	657
30	OfficeMax, Inc.*	317
121	Omnicom Group, Inc.	4,443
14	Orbitz Worldwide, Inc.*	83
52	O’Reilly Automotive, Inc.*	2,017
29	Orient-Express Hotels Ltd., Class A*	242
5	Outdoor Channel Holdings, Inc.*	29
6	Overstock.com, Inc.*	88
5	Oxford Industries, Inc.	107
9	P.F. Chang’s China Bistro, Inc.*	294
25	Pacific Sunwear of California*	83
10	Panera Bread Co., Class A*	630
9	Papa John’s International, Inc.*	199
4	Peet’s Coffee & Tea, Inc.*	130
26	Penn National Gaming, Inc.*	697
15	Penske Auto Group, Inc.*	222
19	PEP Boys-Manny Moe & Jack	154
4	Perry Ellis International, Inc.*	56
9	PetMed Express, Inc.	148
49	PetSmart, Inc.	1,261
20	Phillips-Van Heusen Corp.	800
35	Pier 1 Imports, Inc.*	133
24	Pinnacle Entertainment, Inc.*	254
8	Playboy Enterprises, Inc., Class B*	31
12	Polaris Industries, Inc.	524
22	Polo Ralph Lauren Corp.	1,691
18	Pool Corp.	325
3	Pre-Paid Legal Services, Inc.*	114
16	priceline.com, Inc.*	3,426
7	Primedia, Inc.	22
5	Princeton Review, Inc.*	19
130	Pulte Homes, Inc.	1,188
50	Quiksilver, Inc.*	87
49	RadioShack Corp.	924
24	Raser Technologies, Inc.*	28
8	RC2 Corp.*	110
14	RCN Corp.*	120
7	Reading International, Inc., Class A*	27
5	Red Lion Hotels Corp.*	23
6	Red Robin Gourmet Burgers, Inc.*	94
31	Regal Entertainment Group, Class A	425
22	Regis Corp.	345
26	Rent-A-Center, Inc.*	460
4	Rentrak Corp.*	60
10	Retail Ventures, Inc.*	78
3	Rex Stores Corp.*	41
49	Ross Stores, Inc.	2,155
50	Royal Caribbean Cruises Ltd.*	1,229
25	Ruby Tuesday, Inc.*	158
7	Ruth’s Hospitality Group, Inc.*	15
17	Ryland Group, Inc.	311
49	Saks, Inc.*	299
36	Sally Beauty Holdings, Inc.*	251
9	Scholastic Corp.	227
25	Scientific Games Corp., Class A*	354
34	Scripps Networks Interactive, Inc., Class A	1,345
17	Sealy Corp.*	46
19	Sears Holdings Corp.*	1,348
98	Service Corp. International	757
38	Sherwin-Williams Co. (The)	2,312
4	Shoe Carnival, Inc.*	72
21	Shuffle Master, Inc.*	172
8	Shutterfly, Inc.*	115
33	Signet Jewelers Ltd.*	853
17	Sinclair Broadcast Group, Inc., Class A	62
13	Skechers U.S.A., Inc., Class A*	287
2	Skyline Corp.	33
23	Smith & Wesson Holding Corp.*	114
12	Sonic Automotive, Inc., Class A	106
23	Sonic Corp.*	222
26	Sotheby’s	493
12	Spartan Motors, Inc.	62
5	Speedway Motorsports, Inc.	80
4	Sport Supply Group, Inc.	43
15	Stage Stores, Inc.	181
4	Stamps.com, Inc.*	36
6	Standard Motor Products, Inc.*	54
40	Standard Pacific Corp.*	128
5	Stanley Furniture Co., Inc.*	37
278	Staples, Inc.	6,483
286	Starbucks Corp.*	6,263
73	Starwood Hotels & Resorts Worldwide, Inc.	2,337
9	Steak n Shake Co. (The)*	103
10	Stein Mart, Inc.*	103
5	Steiner Leisure Ltd.*	198
2	Steinway Musical Instruments, Inc.*	29
6	Steven Madden Ltd.*	214
32	Stewart Enterprises, Inc., Class A	150
5	Stoneridge, Inc.*	35
6	Strayer Education, Inc.	1,185
7	Sturm Ruger & Co., Inc.	75
9	Superior Industries International, Inc.	129
2	Syms Corp.*	14
4	Systemax, Inc.	62
9	Talbots, Inc.*	59
292	Target Corp.	13,596
29	Tempur-Pedic International, Inc.*	625
19	Tenneco, Inc.*	274
19	Texas Roadhouse, Inc.*	195
13	Thor Industries, Inc.	370
15	Ticketmaster Entertainment, Inc.*	158
48	Tiffany & Co.	2,049

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	Timberland Co. (The), Class A*	$284
137	Time Warner Cable, Inc.	5,739
465	Time Warner, Inc.	14,285
160	TJX Cos., Inc.	6,141
53	Toll Brothers, Inc.*	1,033
7	Town Sports International Holdings, Inc.*	15
14	Tractor Supply Co.*	654
10	True Religion Apparel, Inc.*	184
22	TRW Automotive Holdings Corp.*	479
12	Tuesday Morning Corp.*	27
24	Tupperware Brands Corp.	1,117
4	U.S. Auto Parts Network, Inc.*	18
10	Ulta Salon Cosmetics & Fragrance, Inc.*	164
13	Under Armour, Inc., Class A*	333
17	Unifi, Inc.*	52
6	Unifirst Corp.	264
6	Universal Electronics, Inc.*	129
7	Universal Technical Institute, Inc.*	132
4	Universal Travel Group*	42
50	Urban Outfitters, Inc.*	1,582
12	Vail Resorts, Inc.*	465
18	Valassis Communications, Inc.*	267
1	Value Line, Inc.	27
35	VF Corp.	2,545
211	Viacom, Inc., Class B*	6,254
112	Virgin Media, Inc.	1,844
7	Volcom, Inc.*	110
25	WABCO Holdings, Inc.	591
721	Walt Disney Co. (The)	21,789
18	Warnaco Group, Inc. (The)*	733
17	Warner Music Group Corp.*	85
3	Washington Post Co. (The), Class B	1,241
13	Weight Watchers International, Inc.	360
142	Wendy’s/Arby’s Group, Inc., Class A	582
6	West Marine, Inc.*	42
38	Wet Seal, Inc. (The), Class A*	111
2	Weyco Group, Inc.	46
28	Whirlpool Corp.	2,076
36	Williams-Sonoma, Inc.	732
11	Winnebago Industries*	119
20	WMS Industries, Inc.*	778
19	Wolverine World Wide, Inc.	486
5	Wonder Auto Technology, Inc.*	60
9	World Wrestling Entertainment, Inc., Class A	145
69	Wyndham Worldwide Corp.	1,281
26	Wynn Resorts Ltd.	1,678
12	Youbet.com, Inc.*	35
180	Yum! Brands, Inc.	6,349
9	Zale Corp.*	42
8	Zumiez, Inc.*	87
		463,940
	Consumer Staples - 8.3%

10	AgFeed Industries, Inc.*	53
33	Alberto-Culver Co.	929
1	Alico, Inc.	26
35	Alliance One International, Inc.*	167
804	Altria Group, Inc.	15,123
4	American Dairy, Inc.*	99
8	American Italian Pasta Co., Class A*	255
24	American Oriental Bioengineering, Inc.*	96
7	Andersons, Inc. (The)	183
249	Archer-Daniels-Midland Co.	7,672
1	Arden Group, Inc., Class A	93
166	Avon Products, Inc.	5,685
11	B&G Foods, Inc., Class A	94
26	Bare Escentuals, Inc.*	332
21	BJ’s Wholesale Club, Inc.*	729
4	Boston Beer Co., Inc., Class A*	168
35	Brown-Forman Corp., Class B	1,791
52	Bunge Ltd.	3,219
4	Calavo Growers, Inc.	67
6	Cal-Maine Foods, Inc.	165
77	Campbell Soup Co.	2,693
20	Casey’s General Stores, Inc.	612
20	Central European Distribution Corp.*	558
24	Central Garden and Pet Co., Class A*	198
7	Chattem, Inc.*	461
4	China Sky One Medical, Inc.*	66
4	China-Biotics, Inc.*	57
17	Chiquita Brands International, Inc.*	289
27	Church & Dwight Co., Inc.	1,594
54	Clorox Co.	3,255
2	Coca-Cola Bottling Co. Consolidated	95
900	Coca-Cola Co. (The)	51,480
120	Coca-Cola Enterprises, Inc.	2,358
195	Colgate-Palmolive Co.	16,417
174	ConAgra Foods, Inc.	3,861
74	Constellation Brands, Inc., Class A*	1,266
29	Corn Products International, Inc.	813
168	Costco Wholesale Corp.	10,065
566	CVS Caremark Corp.	17,552
32	Darling International, Inc.*	228
70	Dean Foods Co.*	1,113
77	Del Monte Foods Co.	808
6	Diamond Foods, Inc.	185
1	Diedrich Coffee, Inc.*	33
99	Dr. Pepper Snapple Group, Inc.*	2,593
9	Elizabeth Arden, Inc.*	133
27	Energizer Holdings, Inc.*	1,521
43	Estee Lauder Cos., Inc. (The), Class A	2,014
2	Farmer Bros Co.	35
6	Female Health Co. (The)*	33
30	Flowers Foods, Inc.	687
16	Fresh Del Monte Produce, Inc.*	348
128	General Mills, Inc.	8,704
13	Great Atlantic & Pacific Tea Co.*	145
14	Green Mountain Coffee Roasters, Inc.*	882
1	Griffin Land & Nurseries, Inc.	28
122	H. J. Heinz Co.	5,179
16	Hain Celestial Group, Inc. (The)*	277
26	Hansen Natural Corp.*	909
31	Heckmann Corp.*	134
24	Herbalife Ltd.	1,007
60	Hershey Co. (The)	2,122
27	Hormel Foods Corp.	1,013
4	HQ Sustainable Maritime Industries, Inc.*	28
5	Imperial Sugar Co.	75
5	Ingles Markets, Inc., Class A	78
6	Inter Parfums, Inc.	71
6	J&J Snack Foods Corp.	217
46	J.M. Smucker Co. (The)	2,718
99	Kellogg Co.	5,205
161	Kimberly-Clark Corp.	10,621
572	Kraft Foods, Inc., Class A	15,204
254	Kroger Co. (The)	5,776
7	Lancaster Colony Corp.	334
10	Lance, Inc.	243
2	Lifeway Foods, Inc.*	23
65	Lorillard, Inc.	5,064

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	Mannatech, Inc.	$17
51	McCormick & Co., Inc. (Non-Voting)	1,820
14	Mead Johnson Nutrition Co., Class A	614
5	Medifast, Inc.*	135
50	Molson Coors Brewing Co., Class B	2,260
5	Nash Finch Co.	164
4	National Beverage Corp.*	43
21	NBTY, Inc.*	843
19	Nu Skin Enterprises, Inc., Class A	509
4	Nutraceutical International Corp.*	48
2	Oil-Dri Corp of America	30
7	Omega Protein Corp.*	27
2	Orchids Paper Products Co.*	37
6	Overhill Farms, Inc.*	35
9	Pantry, Inc. (The)*	133
55	Pepsi Bottling Group, Inc.	2,087
22	PepsiAmericas, Inc.	651
605	PepsiCo, Inc.	37,643
762	Philip Morris International, Inc.	36,645
13	Prestige Brands Holdings, Inc.*	91
6	Pricesmart, Inc.	113
1,132	Procter & Gamble Co. (The)	70,580
22	Ralcorp Holdings, Inc.*	1,274
7	Revlon, Inc., Class A*	127
65	Reynolds American, Inc.	3,247
227	Rite Aid Corp.*	291
17	Ruddick Corp.	452
165	Safeway, Inc.	3,712
8	Sanderson Farms, Inc.	321
270	Sara Lee Corp.	3,278
4	Schiff Nutrition International, Inc.	23
4	Seneca Foods Corp., Class A*	95
24	Smart Balance, Inc.*	129
54	Smithfield Foods, Inc.*	836
9	Spartan Stores, Inc.	124
32	Star Scientific, Inc.*	18
82	SUPERVALU, Inc.	1,134
3	Susser Holdings Corp.*	32
7	Synutra International, Inc.*	85
229	Sysco Corp.	6,192
9	Tootsie Roll Industries, Inc.	229
12	TreeHouse Foods, Inc.*	418
117	Tyson Foods, Inc., Class A	1,406
17	United Natural Foods, Inc.*	429
10	Universal Corp.	429
2	USANA Health Sciences, Inc.*	64
15	Vector Group Ltd.	209
3	Village Super Market, Inc., Class A	91
385	Walgreen Co.	14,973
859	Wal-Mart Stores, Inc.	46,858
6	WD-40 Co.	193
4	Weis Markets, Inc.	139
43	Whole Foods Market, Inc.*	1,103
21	Winn-Dixie Stores, Inc.*	226
4	Zapata Corp.*	28
9	Zhongpin, Inc.*	122
		469,236
	Energy - 9.0%

23	Allis-Chalmers Energy, Inc.*	75
3	Alon USA Energy, Inc.	22
46	Alpha Natural Resources, Inc.*	1,702
194	Anadarko Petroleum Corp.	11,549
130	Apache Corp.	12,386
4	Apco Oil and Gas International, Inc.	88
5	Approach Resources, Inc.*	35
63	Arch Coal, Inc.	1,314
15	Arena Resources, Inc.*	613
27	Atlas Energy, Inc.	694
15	ATP Oil & Gas Corp.*	239
22	Atwood Oceanics, Inc.*	829
120	Baker Hughes, Inc.	4,889
9	Basic Energy Services, Inc.*	62
17	Berry Petroleum Co., Class A	465
15	Bill Barrett Corp.*	428
114	BJ Services Co.	2,141
3	Bolt Technology Corp.*	33
30	Boots & Coots, Inc.*	43
36	BPZ Resources, Inc.*	262
32	Brigham Exploration Co.*	334
11	Bristow Group, Inc.*	378
9	Bronco Drilling Co., Inc.*	47
40	Cabot Oil & Gas Corp.	1,532
17	Cal Dive International, Inc.*	123
85	Cameron International Corp.*	3,213
7	CARBO Ceramics, Inc.	415
11	Carrizo Oil & Gas, Inc.*	232
21	Cheniere Energy, Inc.*	40
243	Chesapeake Energy Corp.	5,813
779	Chevron Corp.	60,793
32	Cimarex Energy Co.	1,499
3	Clayton Williams Energy, Inc.*	85
13	Clean Energy Fuels Corp.*	152
9	CNX Gas Corp.*	246
23	Complete Production Services, Inc.*	239
18	Comstock Resources, Inc.*	668
30	Concho Resources, Inc.*	1,226
576	ConocoPhillips	29,820
70	CONSOL Energy, Inc.	3,214
5	Contango Oil & Gas Co.*	222
12	Continental Resources, Inc.*	452
2	CREDO Petroleum Corp.*	19
15	Crosstex Energy, Inc.	73
10	Cubic Energy, Inc.*	11
8	CVR Energy, Inc.*	59
3	Dawson Geophysical Co.*	65
5	Delek U.S. Holdings, Inc.	34
69	Delta Petroleum Corp.*	63
97	Denbury Resources, Inc.*	1,287
172	Devon Energy Corp.	11,584
19	DHT Maritime, Inc.	76
26	Diamond Offshore Drilling, Inc.	2,588
32	Dresser-Rand Group, Inc.*	899
11	Dril-Quip, Inc.*	594
272	El Paso Corp.	2,600
22	Encore Acquisition Co.*	990
45	Endeavour International Corp.*	43
8	ENGlobal Corp.*	24
55	ENSCO International, Inc.	2,420
98	EOG Resources, Inc.	8,476
51	Evergreen Energy, Inc.*	15
54	EXCO Resources, Inc.	914
24	Exterran Holdings, Inc.*	503
1,896	Exxon Mobil Corp.	142,333
48	FMC Technologies, Inc.*	2,615
43	Forest Oil Corp.*	788
41	Frontier Oil Corp.	473
20	Frontline Ltd.	543
17	FX Energy, Inc.*	42
19	General Maritime Corp.	134
3	Geokinetics, Inc.*	31
3	Georesources, Inc.*	32
39	Global Industries Ltd.*	229
12	GMX Resources, Inc.*	140

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12	Golar LNG Ltd.	$151
9	Goodrich Petroleum Corp.*	199
79	Gran Tierra Energy, Inc.*	451
4	Green Plains Renewable Energy, Inc.*	46
5	Gulf Island Fabrication, Inc.	110
9	Gulfmark Offshore, Inc.*	245
11	Gulfport Energy Corp.*	105
349	Halliburton Co.	10,247
13	Harvest Natural Resources, Inc.*	77
40	Helix Energy Solutions Group, Inc.*	470
41	Helmerich & Payne, Inc.	1,540
44	Hercules Offshore, Inc.*	225
113	Hess Corp.	6,549
17	Holly Corp.	433
8	Hornbeck Offshore Services, Inc.*	182
35	International Coal Group, Inc.*	146
41	ION Geophysical Corp.*	223
1	Isramco, Inc.*	70
10	James River Coal Co.*	183
48	Key Energy Services, Inc.*	366
7	Knightsbridge Tankers Ltd.	91
5	Lufkin Industries, Inc.	301
275	Marathon Oil Corp.	8,970
39	Mariner Energy, Inc.*	488
33	Massey Energy Co.	1,243
10	Matrix Service Co.*	86
30	McMoRan Exploration Co.*	218
74	Murphy Oil Corp.	4,173
110	Nabors Industries Ltd.*	2,272
162	National Oilwell Varco, Inc.	6,969
5	Natural Gas Services Group, Inc.*	87
51	Newfield Exploration Co.*	2,156
35	Newpark Resources, Inc.*	94
67	Noble Energy, Inc.	4,372
17	Nordic American Tanker Shipping	543
12	Northern Oil and Gas, Inc.*	110
315	Occidental Petroleum Corp.	25,449
21	Oceaneering International, Inc.*	1,147
19	Oil States International, Inc.*	682
86	Oilsands Quest, Inc.*	104
9	Overseas Shipholding Group, Inc.	345
2	OYO Geospace Corp.*	65
3	Panhandle Oil and Gas, Inc., Class A	62
45	Parker Drilling Co.*	225
29	Patriot Coal Corp.*	355
60	Patterson-UTI Energy, Inc.	923
104	Peabody Energy Corp.	4,624
18	Penn Virginia Corp.	326
116	Petrohawk Energy Corp.*	2,591
7	Petroleum Development Corp.*	126
20	Petroquest Energy, Inc.*	113
5	PHI, Inc. (Non-Voting)*	89
17	Pioneer Drilling Co.*	103
45	Pioneer Natural Resources Co.	1,861
54	Plains Exploration & Production Co.*	1,469
67	Pride International, Inc.*	2,119
1	PrimeEnergy Corp.*	34
46	Quicksilver Resources, Inc.*	612
61	Range Resources Corp.	2,875
10	Rex Energy Corp.*	91
20	Rosetta Resources, Inc.*	315
44	Rowan Cos., Inc.*	1,086
11	RPC, Inc.	106
48	SandRidge Energy, Inc.*	450
465	Schlumberger Ltd.	29,709
8	SEACOR Holdings, Inc.*	613
4	Seahawk Drilling, Inc.*	86
17	Ship Finance International Ltd.	222
85	Smith International, Inc.	2,310
43	Southern Union Co.	891
133	Southwestern Energy Co.*	5,847
251	Spectra Energy Corp.	4,872
24	St. Mary Land & Exploration Co.	777
16	Stone Energy Corp.*	303
27	Sulphco, Inc.*	22
46	Sunoco, Inc.	1,159
30	Superior Energy Services, Inc.*	634
6	Superior Well Services, Inc.*	78
15	Swift Energy Co.*	322
25	Syntroleum Corp.*	53
5	T-3 Energy Services, Inc.*	125
16	Teekay Corp.	384
4	Teekay Tankers Ltd., Class A	32
54	Tesoro Corp.	690
29	Tetra Technologies, Inc.*	300
5	TGC Industries, Inc.*	20
21	Tidewater, Inc.	944
9	Toreador Resources Corp.*	74
4	Union Drilling, Inc.*	24
16	Unit Corp.*	602
17	Uranerz Energy Corp.*	23
21	Uranium Energy Corp.*	67
44	USEC, Inc.*	161
23	Vaalco Energy, Inc.*	96
218	Valero Energy Corp.	3,464
27	Vantage Drilling Co.*	45
7	Venoco, Inc.*	78
13	W&T Offshore, Inc.	135
27	Warren Resources, Inc.*	65
16	Western Refining, Inc.*	74
4	Westmoreland Coal Co.*	27
20	Whiting Petroleum Corp.*	1,245
15	Willbros Group, Inc.*	236
225	Williams Cos., Inc. (The)	4,475
12	World Fuel Services Corp.	638
225	XTO Energy, Inc.	9,549
5	Zion Oil & Gas, Inc.*	31
		503,349
	Financials - 12.3%

5	1st Source Corp.	71
9	Abington Bancorp, Inc.	61
15	Acadia Realty Trust (REIT)	244
18	Advance America Cash Advance Centers, Inc.	113
16	Affiliated Managers Group, Inc.*	1,043
181	Aflac, Inc.	8,331
2	Agree Realty Corp. (REIT)	49
1	Alexander’s, Inc. (REIT)*	279
16	Alexandria Real Estate Equities, Inc. (REIT)	902
2	Alleghany Corp.*	534
2	Alliance Financial Corp./NY	56
70	Allied Capital Corp.	248
19	Allied World Assurance Co. Holdings Ltd.	908
209	Allstate Corp. (The)	5,938
57	AMB Property Corp. (REIT)	1,342
112	Ambac Financial Group, Inc.*	86
20	American Campus Communities, Inc. (REIT)	539
5	American Capital Agency Corp. (REIT)	132
109	American Capital Ltd.*	320

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
23	American Equity Investment Life Holding Co.*	$168
394	American Express Co.	16,481
33	American Financial Group, Inc./OH	801
47	American International Group, Inc.*	1,335
3	American National Bankshares, Inc.	61
6	American National Insurance Co.	651
4	American Physicians Capital, Inc.	109
2	American Physicians Service Group, Inc.	47
1	American Realty Investors, Inc.*	10
3	American Safety Insurance Holdings Ltd.*	45
35	AmeriCredit Corp.*	646
100	Ameriprise Financial, Inc.	3,812
6	Ameris Bancorp	40
7	Amerisafe, Inc.*	118
2	Ames National Corp.	39
9	Amtrust Financial Services, Inc.	108
212	Annaly Capital Management, Inc. (REIT)	3,903
31	Anthracite Capital, Inc. (REIT)*	12
42	Anworth Mortgage Asset Corp. (REIT)	302
107	AON Corp.	4,144
46	Apartment Investment & Management Co., Class A (REIT)	621
64	Apollo Investment Corp.	616
20	Arch Capital Group Ltd.*	1,397
38	Ares Capital Corp.	442
12	Argo Group International Holdings Ltd.*	350
4	Arrow Financial Corp.	101
39	Arthur J. Gallagher & Co.	874
22	Ashford Hospitality Trust, Inc. (REIT)*	92
32	Aspen Insurance Holdings Ltd.	829
5	Asset Acceptance Capital Corp.*	29
50	Associated Banc-Corp	567
5	Associated Estates Realty Corp. (REIT)	49
46	Assurant, Inc.	1,406
41	Assured Guaranty Ltd.	930
33	Astoria Financial Corp.	343
1	Auburn National Bancorp., Inc.	19
31	AvalonBay Communities, Inc. (REIT)	2,239
3	Avatar Holdings, Inc.*	46
56	Axis Capital Holdings Ltd.	1,567
3	Baldwin & Lyons, Inc., Class B	70
2	Bancfirst Corp.	75
10	Banco Latinoamericano de Comercio Exterior S.A.	140
1	Bancorp Rhode Island, Inc.	25
8	Bancorp, Inc. (The)/DE*	46
32	BancorpSouth, Inc.	742
19	Bank Mutual Corp.	133
3,361	Bank of America Corp.	53,272
18	Bank of Hawaii Corp.	823
1	Bank of Kentucky Financial Corp.	20
2	Bank of Marin Bancorp	65
465	Bank of New York Mellon Corp. (The)	12,388
5	Bank of the Ozarks, Inc.	133
9	BankFinancial Corp.	85
7	Banner Corp.	20
1	Bar Harbor Bankshares	27
266	BB&T Corp.	6,623
13	Beneficial Mutual Bancorp, Inc.*	121
6	Berkshire Hills Bancorp, Inc.	113
18	BGC Partners, Inc., Class A	76
38	BioMed Realty Trust, Inc. (REIT)	520
5	BlackRock Kelso Capital Corp.	40
8	BlackRock, Inc.	1,817
8	BOK Financial Corp.	372
27	Boston Private Financial Holdings, Inc.	127
54	Boston Properties, Inc. (REIT)	3,617
50	Brandywine Realty Trust (REIT)	491
20	BRE Properties, Inc. (REIT)	627
3	Bridge Bancorp, Inc.	63
20	Broadpoint Gleacher Securities, Inc.*	108
23	Brookline Bancorp, Inc.	219
1	Brooklyn Federal Bancorp, Inc.	11
45	Brown & Brown, Inc.	803
2	Bryn Mawr Bank Corp.	30
7	Calamos Asset Management, Inc., Class A	74
1	California First National Bancorp	12
3	Camden National Corp.	92
26	Camden Property Trust (REIT)	1,008
4	Cape Bancorp, Inc.*	28
4	Capital City Bank Group, Inc.	49
175	Capital One Financial Corp.	6,713
1	Capital Southwest Corp.	78
95	CapitalSource, Inc.	349
8	Capitol Federal Financial	233
18	CapLease, Inc. (REIT)	78
25	Capstead Mortgage Corp. (REIT)	357
11	Cardinal Financial Corp.	93
5	Cardtronics, Inc.*	55
5	Care Investment Trust, Inc. (REIT)	41
12	Cash America International, Inc.	386
21	Cathay General Bancorp	164
92	CB Richard Ellis Group, Inc., Class A*	1,052
54	CBL & Associates Properties, Inc. (REIT)	500
15	Cedar Shopping Centers, Inc. (REIT)	91
5	Center Bancorp, Inc.	43
8	Centerstate Banks, Inc.	66
11	Central Pacific Financial Corp.*	9
1	Century Bancorp, Inc./MA, Class A	21
369	Charles Schwab Corp. (The)	6,764
8	Chemical Financial Corp.	188
1	Cheviot Financial Corp.	7
2	Chicopee Bancorp, Inc.*	25
260	Chimera Investment Corp. (REIT)	1,048
10	China Housing & Land Development, Inc.*	44
137	Chubb Corp.	6,869
56	Cincinnati Financial Corp.	1,429
5,901	Citigroup, Inc.	24,253
4	Citizens & Northern Corp.	35
2	Citizens Holding Co.	42
153	Citizens Republic Bancorp, Inc.*	86
13	Citizens, Inc./TX*	80
6	City Holding Co.	196
17	City National Corp./CA	671
4	Clifton Savings Bancorp, Inc.	36
26	CME Group, Inc.	8,534
11	CNA Financial Corp.*	250
7	CNA Surety Corp.*	94
3	CNB Financial Corp./PA	49
11	CoBiz Financial, Inc.	47
12	Cogdell Spencer, Inc. (REIT)	61
7	Cohen & Steers, Inc.	134
26	Colonial Properties Trust (REIT)	281
11	Columbia Banking System, Inc.	161
59	Comerica, Inc.	1,680
24	Commerce Bancshares, Inc./MO	971

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
13	Community Bank System, Inc.	$241
6	Community Trust Bancorp, Inc.	141
9	Compass Diversified Holdings	100
6	CompuCredit Holdings Corp.*	14
71	Conseco, Inc.*	340
2	Consolidated-Tomoka Land Co.	72
22	Corporate Office Properties Trust (REIT)	752
28	Cousins Properties, Inc. (REIT)	202
6	Cowen Group, Inc., Class A*	40
8	Crawford & Co., Class B*	31
3	Credit Acceptance Corp.*	104
21	Cullen/Frost Bankers, Inc.	1,008
33	CVB Financial Corp.	256
6	Cypress Sharpridge Investments, Inc. (REIT)	79
9	Danvers Bancorp, Inc.	122
80	DCT Industrial Trust, Inc. (REIT)	380
18	Delphi Financial Group, Inc., Class A	393
56	Developers Diversified Realty Corp. (REIT)	567
1	Diamond Hill Investment Group, Inc.	60
45	DiamondRock Hospitality Co. (REIT)*	362
30	Digital Realty Trust, Inc. (REIT)	1,460
10	Dime Community Bancshares	112
208	Discover Financial Services	3,216
9	Dollar Financial Corp.*	220
4	Donegal Group, Inc., Class A	59
3	Doral Financial Corp.*	9
47	Douglas Emmett, Inc. (REIT)	645
6	Duff & Phelps Corp., Class A	102
87	Duke Realty Corp. (REIT)	975
11	DuPont Fabros Technology, Inc. (REIT)*	176
4	Dynex Capital, Inc. (REIT)	32
569	E*Trade Financial Corp.*	933
6	Eagle Bancorp, Inc.*	59
36	East West Bancorp, Inc.	525
3	Eastern Insurance Holdings, Inc.	23
10	EastGroup Properties, Inc. (REIT)	379
45	Eaton Vance Corp.	1,356
22	Education Realty Trust, Inc. (REIT)	109
10	eHealth, Inc.*	133
2	EMC Insurance Group, Inc.	42
18	Employers Holdings, Inc.	276
5	Encore Capital Group, Inc.*	85
19	Endurance Specialty Holdings Ltd.	710
2	Enstar Group Ltd.*	147
2	Enterprise Bancorp, Inc./MA	21
4	Enterprise Financial Services Corp.	31
14	Entertainment Properties Trust (REIT)	442
5	Epoch Holding Corp.	48
10	Equity Lifestyle Properties, Inc. (REIT)	480
13	Equity One, Inc. (REIT)	210
106	Equity Residential (REIT)	3,414
12	Erie Indemnity Co., Class A	444
4	ESB Financial Corp.	48
6	ESSA Bancorp, Inc.	76
10	Essex Property Trust, Inc. (REIT)	798
4	Evercore Partners, Inc., Class A	124
24	Everest Re Group Ltd.	2,043
33	Extra Space Storage, Inc. (REIT)	363
17	Ezcorp, Inc., Class A*	251
2	Farmers Capital Bank Corp.	19
5	FBL Financial Group, Inc., Class A	88
7	FBR Capital Markets Corp.*	44
23	Federal Realty Investment Trust (REIT)	1,479
35	Federated Investors, Inc., Class B	902
25	FelCor Lodging Trust, Inc. (REIT)*	84
91	Fidelity National Financial, Inc., Class A	1,264
13	Fifth Street Finance Corp.	127
309	Fifth Third Bancorp	3,115
10	Financial Federal Corp.	271
4	Financial Institutions, Inc.	45
7	First Acceptance Corp.*	13
39	First American Corp.	1,247
3	First Bancorp, Inc./ME	45
5	First Bancorp/NC	65
32	First BanCorp/Puerto Rico	50
16	First Busey Corp.	52
3	First California Financial Group, Inc.*	10
8	First Cash Financial Services, Inc.*	153
3	First Citizens BancShares, Inc./NC, Class A	472
33	First Commonwealth Financial Corp.	140
6	First Community Bancshares, Inc./VA	66
3	First Defiance Financial Corp.	33
20	First Financial Bancorp	266
8	First Financial Bankshares, Inc.	414
4	First Financial Corp./IN	114
6	First Financial Holdings, Inc.	80
8	First Financial Northwest, Inc.	55
2	First Financial Service Corp.	17
84	First Horizon National Corp.*	1,138
20	First Industrial Realty Trust, Inc. (REIT)	89
24	First Marblehead Corp. (The)*	50
8	First Merchants Corp.	48
6	First Mercury Financial Corp.	78
22	First Midwest Bancorp, Inc./IL	229
73	First Niagara Financial Group, Inc.	963
2	First of Long Island Corp. (The)	48
10	First Potomac Realty Trust (REIT)	118
3	First South Bancorp, Inc./NC	30
32	FirstMerit Corp.	670
26	Flagstar Bancorp, Inc.*	18
16	Flagstone Reinsurance Holdings Ltd.	173
12	Flushing Financial Corp.	131
45	FNB Corp./PA	293
43	Forest City Enterprises, Inc., Class A*	461
14	Forestar Group, Inc.*	260
2	Fox Chase Bancorp, Inc.*	19
2	FPIC Insurance Group, Inc.*	70
59	Franklin Resources, Inc.	6,374
26	Franklin Street Properties Corp. (REIT)	294
69	Fulton Financial Corp.	595
2	GAMCO Investors, Inc., Class A	92
190	Genworth Financial, Inc., Class A*	2,046
4	German American Bancorp, Inc.	68
7	Getty Realty Corp. (REIT)	159
25	GFI Group, Inc.	122
24	Glacier Bancorp, Inc.	314
8	Gladstone Capital Corp.	62
3	Gladstone Commercial Corp. (REIT)	40
9	Gladstone Investment Corp.	42
74	GLG Partners, Inc.*	218
24	Glimcher Realty Trust (REIT)	71
196	Goldman Sachs Group, Inc. (The)	33,253
4	Government Properties Income Trust (REIT)	100
17	Gramercy Capital Corp./NY (REIT)*	48
4	Great Southern Bancorp, Inc.	90
8	Greenhill & Co., Inc.	653
11	Greenlight Capital Re Ltd., Class A*	267
20	Guaranty Bancorp*	20

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Hallmark Financial Services*	$31
8	Hampton Roads Bankshares, Inc.	17
11	Hancock Holding Co.	455
20	Hanover Insurance Group, Inc. (The)	833
5	Harleysville Group, Inc.	157
17	Harleysville National Corp.	101
10	Harris & Harris Group, Inc.*	41
127	Hartford Financial Services Group, Inc.	3,106
14	Hatteras Financial Corp. (REIT)	428
44	HCC Insurance Holdings, Inc.	1,150
114	HCP, Inc. (REIT)	3,568
46	Health Care REIT, Inc. (REIT)	2,049
23	Healthcare Realty Trust, Inc. (REIT)	508
5	Heartland Financial USA, Inc.	66
13	Hercules Technology Growth Capital, Inc.	128
4	Heritage Financial Corp./WA	51
1	Heritage Financial Group	7
17	Hersha Hospitality Trust (REIT)	45
28	Highwoods Properties, Inc. (REIT)	857
15	Hilltop Holdings, Inc.*	182
4	Home Bancorp, Inc.*	49
7	Home Bancshares, Inc./AR	160
7	Home Federal Bancorp, Inc./ID	85
13	Home Properties, Inc. (REIT)	584
16	Horace Mann Educators Corp.	192
48	Hospitality Properties Trust (REIT)	932
234	Host Hotels & Resorts, Inc. (REIT)	2,462
87	HRPT Properties Trust (REIT)	534
182	Hudson City Bancorp, Inc.	2,419
278	Huntington Bancshares, Inc./OH	1,062
8	Iberiabank Corp.	454
2	Independence Holding Co.	11
8	Independent Bank Corp./MA	164
6	Infinity Property & Casualty Corp.	240
27	Inland Real Estate Corp. (REIT)	212
16	Interactive Brokers Group, Inc., Class A*	271
28	IntercontinentalExchange, Inc.*	2,990
4	International Assets Holding Corp.*	66
20	International Bancshares Corp.	335
162	Invesco Ltd.	3,605
4	Invesco Mortgage Capital, Inc. (REIT)	85
17	Investment Technology Group, Inc.*	310
19	Investors Bancorp, Inc.*	209
28	Investors Real Estate Trust (REIT)	247
39	iStar Financial, Inc. (REIT)*	95
71	Janus Capital Group, Inc.	929
45	Jefferies Group, Inc.*	1,055
5	JMP Group, Inc.	45
16	Jones Lang LaSalle, Inc.	814
1,461	JPMorgan Chase & Co.	62,078
2	Kansas City Life Insurance Co.	54
4	Kayne Anderson Energy Development Co.	54
14	KBW, Inc.*	344
7	Kearny Financial Corp.	69
1	Kentucky First Federal Bancorp	12
341	KeyCorp	1,998
2	K-Fed Bancorp	17
17	Kilroy Realty Corp. (REIT)	512
146	Kimco Realty Corp. (REIT)	1,799
18	Kite Realty Group Trust (REIT)	57
37	Knight Capital Group, Inc., Class A*	542
8	Kohlberg Capital Corp.	38
22	LaBranche & Co., Inc.*	58
8	Lakeland Bancorp, Inc.	49
5	Lakeland Financial Corp.	85
25	LaSalle Hotel Properties (REIT)	466
30	Lazard Ltd., Class A	1,163
3	Legacy Bancorp, Inc.	29
62	Legg Mason, Inc.	1,754
73	Leucadia National Corp.*	1,571
36	Lexington Realty Trust (REIT)	175
43	Liberty Property Trust (REIT)	1,275
3	Life Partners Holdings, Inc.	56
117	Lincoln National Corp.	2,680
127	Loews Corp.	4,498
9	LTC Properties, Inc. (REIT)	231
30	M&T Bank Corp.	1,967
37	Macerich Co. (The) (REIT)	1,101
30	Mack-Cali Realty Corp. (REIT)	921
19	Maiden Holdings Ltd.	143
2	Main Street Capital Corp.	28
8	MainSource Financial Group, Inc.	42
4	Markel Corp.*	1,356
12	MarketAxess Holdings, Inc.	149
203	Marsh & McLennan Cos., Inc.	4,578
204	Marshall & Ilsley Corp.	1,173
18	Max Capital Group Ltd.	392
20	MB Financial, Inc.	373
51	MBIA, Inc.*	176
25	MCG Capital Corp.*	99
22	Meadowbrook Insurance Group, Inc.	151
5	Medallion Financial Corp.	41
31	Medical Properties Trust, Inc. (REIT)	300
3	Mercer Insurance Group, Inc.	52
2	Merchants Bancshares, Inc.	46
11	Mercury General Corp.	406
4	Meridian Interstate Bancorp, Inc.*	33
224	MetLife, Inc.	7,659
4	Metro Bancorp, Inc.*	43
38	MF Global Ltd.*	239
108	MFA Financial, Inc. (REIT)	818
49	MGIC Investment Corp.*	196
11	Mid-America Apartment Communities, Inc. (REIT)	512
2	Midsouth Bancorp, Inc.	27
7	Mission West Properties, Inc. (REIT)	48
9	Monmouth Real Estate Investment Corp., Class A (REIT)	62
33	Montpelier Re Holdings Ltd.	552
73	Moody’s Corp.	1,696
528	Morgan Stanley	16,674
39	MSCI, Inc., Class A*	1,188
9	MVC Capital, Inc.	94
13	Nara Bancorp, Inc.	131
1	NASB Financial, Inc.	24
52	NASDAQ OMX Group, Inc. (The)*	971
2	National Bankshares, Inc.	52
16	National Financial Partners Corp.*	140
10	National Health Investors, Inc. (REIT)	330
3	National Interstate Corp.	53
50	National Penn Bancshares, Inc.	276
31	National Retail Properties, Inc. (REIT)	621
40	Nationwide Health Properties, Inc. (REIT)	1,360
5	Navigators Group, Inc.*	233
14	NBT Bancorp, Inc.	288
7	Nelnet, Inc., Class A	122
134	New York Community Bancorp, Inc.	1,566
41	NewAlliance Bancshares, Inc.	483
10	NewStar Financial, Inc.*	33
9	NGP Capital Resources Co.	69

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Northeast Community Bancorp, Inc.	$19
94	Northern Trust Corp.	4,653
7	Northfield Bancorp, Inc.	90
2	Northrim BanCorp, Inc.	32
23	NorthStar Realty Finance Corp. (REIT)	78
7	Northwest Bancorp, Inc.	162
1	Norwood Financial Corp.	26
2	NYMAGIC, Inc.	34
101	NYSE Euronext	2,553
4	OceanFirst Financial Corp.	41
22	Ocwen Financial Corp.*	205
2	Ohio Valley Banc Corp.	44
34	Old National Bancorp/IN	396
1	Old Point Financial Corp.	15
93	Old Republic International Corp.	990
4	Old Second Bancorp, Inc.	22
32	Omega Healthcare Investors, Inc. (REIT)	579
9	OneBeacon Insurance Group Ltd., Class A	126
4	Oppenheimer Holdings Inc., Class A	126
17	optionsXpress Holdings, Inc.	260
9	Oriental Financial Group, Inc.	87
4	Oritani Financial Corp.	52
2	Orrstown Financial Services, Inc.	66
18	Pacific Capital Bancorp N.A.	17
8	Pacific Continental Corp.	82
11	PacWest Bancorp	202
4	Park National Corp.	239
9	Parkway Properties, Inc./MD (REIT)	168
22	PartnerRe Ltd.	1,695
3	Peapack Gladstone Financial Corp.	35
10	PennantPark Investment Corp.	85
1	Penns Woods Bancorp, Inc.	32
15	Pennsylvania Real Estate Investment Trust (REIT)	111
5	PennyMac Mortgage Investment Trust (REIT)*	89
7	Penson Worldwide, Inc.*	63
4	Peoples Bancorp, Inc./OH	36
1	Peoples Financial Corp./MS	16
134	People’s United Financial, Inc.	2,183
21	PHH Corp.*	290
45	Phoenix Cos, Inc. (The)*	112
9	Pico Holdings, Inc.*	269
13	Pinnacle Financial Partners, Inc.*	154
7	Piper Jaffray Cos.*	303
20	Platinum Underwriters Holdings Ltd.	706
64	Plum Creek Timber Co., Inc. (REIT)	2,207
12	PMA Capital Corp., Class A*	76
28	PMI Group, Inc. (The)	52
179	PNC Financial Services Group, Inc.	10,205
249	Popular, Inc.	590
1	Porter Bancorp, Inc.	16
6	Portfolio Recovery Associates, Inc.*	270
18	Post Properties, Inc. (REIT)	332
15	Potlatch Corp. (REIT)	442
9	Premierwest Bancorp	12
8	Presidential Life Corp.	82
8	Primus Guaranty Ltd.*	27
121	Principal Financial Group, Inc.	3,072
14	PrivateBancorp, Inc.	138
13	ProAssurance Corp.*	692
265	Progressive Corp. (The)*	4,444
172	ProLogis (REIT)	2,250
21	Prospect Capital Corp.	228
18	Prosperity Bancshares, Inc.	717
33	Protective Life Corp.	546
24	Provident Financial Services, Inc.	254
14	Provident New York Bancorp	117
1	Prudential Bancorp, Inc. of Pennsylvania	10
179	Prudential Financial, Inc.	8,923
7	PS Business Parks, Inc. (REIT)	333
53	Public Storage (REIT)	4,218
3	Pzena Investment Management, Inc., Class A*	21
1	QC Holdings, Inc.	5
32	Radian Group, Inc.	143
25	RAIT Financial Trust (REIT)*	39
10	Ramco-Gershenson Properties Trust (REIT)	91
38	Raymond James Financial, Inc.	923
31	Rayonier, Inc. (REIT)	1,232
41	Realty Income Corp. (REIT)	1,037
30	Redwood Trust, Inc. (REIT)	431
31	Regency Centers Corp. (REIT)	1,038
449	Regions Financial Corp.	2,631
28	Reinsurance Group of America, Inc.	1,302
24	RenaissanceRe Holdings Ltd.	1,279
8	Renasant Corp.	114
4	Republic Bancorp, Inc./KY, Class A	75
3	Republic First Bancorp, Inc.*	12
5	Resource America, Inc., Class A	18
8	Resource Capital Corp. (REIT)	41
2	Rewards Network, Inc.	23
9	Riskmetrics Group, Inc.*	134
7	RLI Corp.	353
3	Rockville Financial, Inc.	32
3	Roma Financial Corp.	36
9	S&T Bancorp, Inc.	144
8	Safeguard Scientifics, Inc.*	74
5	Safety Insurance Group, Inc.	178
7	Sanders Morris Harris Group, Inc.	35
6	Sandy Spring Bancorp, Inc.	56
2	Santander BanCorp*	23
2	Saul Centers, Inc. (REIT)	62
5	SCBT Financial Corp.	130
9	SeaBright Insurance Holdings, Inc.*	99
47	SEI Investments Co.	823
20	Selective Insurance Group, Inc.	312
49	Senior Housing Properties Trust (REIT)	1,018
3	Shore Bancshares, Inc.	44
4	Sierra Bancorp	30
16	Signature Bank/NY*	496
6	Simmons First National Corp., Class A	152
93	Simon Property Group, Inc. (REIT)	6,757
29	SL Green Realty Corp. (REIT)	1,288
181	SLM Corp.*	1,986
5	Smithtown Bancorp, Inc.	32
84	South Financial Group, Inc. (The)	51
5	Southside Bancshares, Inc.	103
5	Southwest Bancorp, Inc./OK	34
10	Sovran Self Storage, Inc. (REIT)	323
36	St. Joe Co. (The)*	896
19	StanCorp Financial Group, Inc.	705
16	Starwood Property Trust, Inc. (REIT)	310
6	State Auto Financial Corp.	97
5	State Bancorp, Inc./NY	37
192	State Street Corp.	7,930
9	StellarOne Corp.	91
7	Sterling Bancorp/NY	48
32	Sterling Bancshares, Inc./TX	161
20	Sterling Financial Corp./WA*	12
7	Stewart Information Services Corp.	73

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12	Stifel Financial Corp.*	$645
29	Strategic Hotels & Resorts, Inc. (REIT)*	49
2	Student Loan Corp. (The)	99
4	Suffolk Bancorp	108
6	Sun Bancorp, Inc./NJ*	22
6	Sun Communities, Inc. (REIT)	114
38	Sunstone Hotel Investors, Inc. (REIT)*	308
194	SunTrust Banks, Inc.	4,584
33	Susquehanna Bancshares, Inc.	189
13	SVB Financial Group*	492
9	SWS Group, Inc.	112
4	SY Bancorp, Inc.	87
148	Synovus Financial Corp.	289
99	T. Rowe Price Group, Inc.	4,844
15	Tanger Factory Outlet Centers (REIT)	589
20	Taubman Centers, Inc. (REIT)	687
50	TCF Financial Corp.	657
102	TD Ameritrade Holding Corp.*	2,003
4	Tejon Ranch Co.*	106
5	Territorial Bancorp, Inc.*	85
13	Texas Capital Bancshares, Inc.*	189
32	TFS Financial Corp.	358
8	Thomas Weisel Partners Group, Inc.*	36
11	TICC Capital Corp.	62
3	Tompkins Financial Corp.	120
32	Torchmark Corp.	1,391
2	Tower Bancorp, Inc.	38
15	Tower Group, Inc.	370
8	TowneBank/VA	97
13	TradeStation Group, Inc.*	96
10	Transatlantic Holdings, Inc.	540
1	Transcontinental Realty Investors, Inc.*	11
212	Travelers Cos., Inc. (The)	11,107
2	Tree.com, Inc.*	13
4	Triangle Capital Corp.	51
6	Trico Bancshares	104
30	TrustCo Bank Corp. NY	185
22	Trustmark Corp.	422
738	U.S. Bancorp	17,808
5	U.S. Global Investors, Inc., Class A	64
59	UDR, Inc. (REIT)	883
12	UMB Financial Corp.	472
4	UMH Properties, Inc. (REIT)	31
34	Umpqua Holdings Corp.	400
8	Union Bankshares Corp./VA	94
14	United America Indemnity Ltd., Class A*	96
15	United Bankshares, Inc.	256
32	United Community Banks, Inc./GA*	124
6	United Financial Bancorp, Inc.	77
9	United Fire & Casualty Co.	155
3	United Security Bancshares, Inc./AL	49
16	Unitrin, Inc.	357
4	Universal Health Realty Income Trust (REIT)	123
5	Universal Insurance Holdings, Inc.	27
6	Univest Corp. of Pennsylvania	97
129	Unum Group	2,456
8	Urstadt Biddle Properties, Inc., Class A (REIT)	110
31	U-Store-It Trust (REIT)	202
36	Validus Holdings Ltd.	954
55	Valley National Bancorp	727
61	Ventas, Inc. (REIT)	2,619
4	ViewPoint Financial Group	52
3	Virtus Investment Partners, Inc.*	47
59	Vornado Realty Trust (REIT)	3,862
53	W. R. Berkley Corp.	1,310
33	Waddell & Reed Financial, Inc., Class A	961
8	Walter Investment Management Corp. (REIT)	97
4	Washington Banking Co.	40
44	Washington Federal, Inc.	838
23	Washington Real Estate Investment Trust (REIT)	600
6	Washington Trust Bancorp, Inc.	89
2	Waterstone Financial, Inc.*	4
27	Webster Financial Corp.	344
41	Weingarten Realty Investors (REIT)	796
1,848	Wells Fargo & Co.	51,818
8	WesBanco, Inc.	103
6	West Bancorporation, Inc.	30
11	Westamerica Bancorp.	585
18	Western Alliance Bancorp*	71
12	Westfield Financial, Inc.	99
3	Westwood Holdings Group, Inc.	104
3	White Mountains Insurance Group Ltd.	977
38	Whitney Holding Corp./LA	306
3	Wilber Corp.	20
27	Wilmington Trust Corp.	331
7	Wilshire Bancorp, Inc.	49
4	Winthrop Realty Trust (REIT)	36
9	Wintrust Financial Corp.	234
6	World Acceptance Corp.*	176
2	WSFS Financial Corp.	53
133	XL Capital Ltd., Class A	2,435
6	Yadkin Valley Financial Corp.	22
15	Zenith National Insurance Corp.	429
53	Zions Bancorp.	697
		689,016
	Health Care - 10.3%

9	Abaxis, Inc.*	202
600	Abbott Laboratories	32,694
12	Abiomed, Inc.*	102
2	Abraxis Bioscience, Inc.*	67
10	Accelrys, Inc.*	52
15	Accuray, Inc.*	78
15	Acorda Therapeutics, Inc.*	361
3	Acura Pharmaceuticals, Inc.*	13
18	Adolor Corp.*	27
173	Aetna, Inc.	5,036
6	Affymax, Inc.*	122
28	Affymetrix, Inc.*	133
4	Air Methods Corp.*	138
22	Akorn, Inc.*	36
9	Albany Molecular Research, Inc.*	76
34	Alexion Pharmaceuticals, Inc.*	1,542
23	Align Technology, Inc.*	376
37	Alkermes, Inc.*	332
119	Allergan, Inc.	6,917
11	Alliance HealthCare Services, Inc.*	65
17	Allied Healthcare International, Inc.*	50
9	Allion Healthcare, Inc.*	59
28	Allos Therapeutics, Inc.*	181
24	Allscripts-Misys Healthcare Solutions, Inc.*	461
3	Almost Family, Inc.*	108
14	Alnylam Pharmaceuticals, Inc.*	235
13	Alphatec Holdings, Inc.*	59
7	AMAG Pharmaceuticals, Inc.*	262
10	Amedisys, Inc.*	370
3	America Service Group, Inc.	44
4	American Caresource Holdings, Inc.*	8

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6	American Dental Partners, Inc.*	$73
28	American Medical Systems Holdings, Inc.*	492
20	AMERIGROUP Corp.*	474
117	AmerisourceBergen Corp.	2,889
393	Amgen, Inc.*	22,146
14	AMICAS, Inc.*	64
6	Amicus Therapeutics, Inc.*	20
13	AMN Healthcare Services, Inc.*	104
12	Amsurg Corp.*	249
55	Amylin Pharmaceuticals, Inc.*	784
5	Analogic Corp.	203
9	Angiodynamics, Inc.*	140
6	Ardea Biosciences, Inc.*	81
36	Arena Pharmaceuticals, Inc.*	131
43	Ariad Pharmaceuticals, Inc.*	97
16	Arqule, Inc.*	57
18	Array Biopharma, Inc.*	31
8	ARYx Therapeutics, Inc.*	20
4	Assisted Living Concepts, Inc., Class A*	94
13	athenahealth, Inc.*	545
1	Atrion Corp.	136
19	ATS Medical, Inc.*	56
18	Auxilium Pharmaceuticals, Inc.*	628
23	AVANIR Pharmaceuticals, Inc., Class A*	38
37	AVI BioPharma, Inc.*	53
235	Baxter International, Inc.	12,819
26	Beckman Coulter, Inc.	1,689
93	Becton, Dickinson and Co.	6,956
8	BioCryst Pharmaceuticals, Inc.*	65
6	Biodel, Inc.*	23
4	BioDelivery Sciences International, Inc.*	15
112	Biogen Idec, Inc.*	5,257
39	BioMarin Pharmaceutical, Inc.*	644
6	BioMimetic Therapeutics, Inc.*	64
7	Bio-Rad Laboratories, Inc., Class A*	677
4	Bio-Reference Labs, Inc.*	131
15	BioScrip, Inc.*	113
1	Biospecifics Technologies Corp.*	29
12	BMP Sunstone Corp.*	49
585	Boston Scientific Corp.*	4,896
7	Bovie Medical Corp.*	55
769	Bristol-Myers Squibb Co.	19,463
17	Brookdale Senior Living, Inc.*	265
19	Bruker Corp.*	215
39	C.R. Bard, Inc.	3,206
9	Cadence Pharmaceuticals, Inc.*	77
11	Cambrex Corp.*	58
5	Cantel Medical Corp.*	90
9	Capital Senior Living Corp.*	41
5	Caraco Pharmaceutical Laboratories Ltd.*	21
8	Cardiac Science Corp.*	18
140	Cardinal Health, Inc.	4,512
9	CardioNet, Inc.*	44
4	Cardiovascular Systems, Inc.*	20
18	Cardium Therapeutics, Inc.*	10
70	CareFusion Corp.*	1,808
14	Catalyst Health Solutions, Inc.*	476
32	Celera Corp.*	200
179	Celgene Corp.*	9,926
209	Cell Therapeutics, Inc.*	215
10	Celldex Therapeutics, Inc.*	45
17	Centene Corp.*	320
28	Cephalon, Inc.*	1,539
22	Cepheid, Inc.*	272
26	Cerner Corp.*	1,958
26	Charles River Laboratories International, Inc.*	836
11	Chelsea Therapeutics International, Inc.*	24
9	Chemed Corp.	407
5	Chindex International, Inc.*	68
106	CIGNA Corp.	3,400
12	Clarient, Inc.*	31
4	Clinical Data, Inc.*	62
36	Community Health Systems, Inc.*	1,098
4	Computer Programs & Systems, Inc.	185
12	Conceptus, Inc.*	203
11	Conmed Corp.*	229
11	Continucare Corp.*	34
17	Cooper Cos., Inc. (The)	569
2	Cornerstone Therapeutics, Inc.*	11
3	Corvel Corp.*	90
25	Covance, Inc.*	1,328
57	Coventry Health Care, Inc.*	1,285
12	Cross Country Healthcare, Inc.*	102
11	CryoLife, Inc.*	63
22	Cubist Pharmaceuticals, Inc.*	367
3	Cumberland Pharmaceuticals, Inc.*	43
25	Curis, Inc.*	65
5	Cutera, Inc.*	45
10	Cyberonics, Inc.*	180
4	Cynosure, Inc., Class A*	40
15	Cypress Bioscience, Inc.*	80
17	Cytokinetics, Inc.*	53
11	Cytori Therapeutics, Inc.*	64
40	DaVita, Inc.*	2,370
9	Delcath Systems, Inc.*	45
45	Dendreon Corp.*	1,230
58	DENTSPLY International, Inc.	1,933
20	Depomed, Inc.*	65
18	DexCom, Inc.*	131
7	Dionex Corp.*	491
46	Discovery Laboratories, Inc.*	34
32	Durect Corp.*	72
28	Dyax Corp.*	104
21	Eclipsys Corp.*	385
21	Edwards Lifesciences Corp.*	1,728
8	Electro-Optical Sciences, Inc.*	84
394	Eli Lilly & Co.	14,472
10	Emdeon, Inc., Class A*	151
4	Emergency Medical Services Corp., Class A*	193
6	Emergent Biosolutions, Inc.*	86
7	Emeritus Corp.*	109
46	Endo Pharmaceuticals Holdings, Inc.*	1,013
18	Endologix, Inc.*	76
4	Ensign Group, Inc. (The)	55
8	EnteroMedics, Inc.*	4
13	Enzo Biochem, Inc.*	67
18	Enzon Pharmaceuticals, Inc.*	175
17	eResearchTechnology, Inc.*	100
29	ev3, Inc.*	368
3	Exactech, Inc.*	47
41	Exelixis, Inc.*	280
107	Express Scripts, Inc.*	9,181
9	Facet Biotech Corp.*	148
117	Forest Laboratories, Inc.*	3,587
6	Genomic Health, Inc.*	114
7	Genoptix, Inc.*	254
20	Gen-Probe, Inc.*	834

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	Gentiva Health Services, Inc.*	$260
105	Genzyme Corp.*	5,324
35	Geron Corp.*	182
352	Gilead Sciences, Inc.*	16,210
9	Greatbatch, Inc.*	166
7	GTx, Inc.*	27
10	Haemonetics Corp.*	534
27	Halozyme Therapeutics, Inc.*	147
10	Hanger Orthopedic Group, Inc.*	133
10	Hansen Medical, Inc.*	26
9	Harvard Bioscience, Inc.*	32
9	Health Grades, Inc.*	39
96	Health Management Associates, Inc., Class A*	588
40	Health Net, Inc.*	849
35	HealthSouth Corp.*	614
19	Healthspring, Inc.*	315
13	Healthways, Inc.*	223
2	HeartWare International, Inc.*	63
46	Hemispherx Biopharma, Inc.*	55
35	Henry Schein, Inc.*	1,738
24	Hill-Rom Holdings, Inc.	532
3	Hi-Tech Pharmacal Co., Inc.*	56
10	HMS Holdings Corp.*	442
100	Hologic, Inc.*	1,447
4	Home Diagnostics, Inc.*	23
62	Hospira, Inc.*	2,911
63	Human Genome Sciences, Inc.*	1,753
66	Humana, Inc.*	2,740
5	ICU Medical, Inc.*	165
12	Idenix Pharmaceuticals, Inc.*	22
9	Idera Pharmaceuticals, Inc.*	44
23	IDEXX Laboratories, Inc.*	1,151
47	Illumina, Inc.*	1,359
27	Immucor, Inc.*	498
22	Immunogen, Inc.*	173
25	Immunomedics, Inc.*	78
23	Impax Laboratories, Inc.*	262
70	IMS Health, Inc.	1,495
34	Incyte Corp.*	283
7	Infinity Pharmaceuticals, Inc.*	42
49	Insmed, Inc.*	38
24	Inspire Pharmaceuticals, Inc.*	140
11	Insulet Corp.*	135
7	Integra LifeSciences Holdings Corp.*	229
15	InterMune, Inc.*	161
15	Intuitive Surgical, Inc.*	4,208
11	Invacare Corp.	274
13	inVentiv Health, Inc.*	206
32	Inverness Medical Innovations, Inc.*	1,346
6	IPC The Hospitalist Co., Inc.*	189
7	IRIS International, Inc.*	78
37	Isis Pharmaceuticals, Inc.*	396
13	ISTA Pharmaceuticals, Inc.*	56
20	Javelin Pharmaceuticals, Inc.*	29
1,071	Johnson & Johnson	67,302
5	Kendle International, Inc.*	75
3	Kensey Nash Corp.*	70
16	Kindred Healthcare, Inc.*	238
24	Kinetic Concepts, Inc.*	809
96	King Pharmaceuticals, Inc.*	1,136
14	KV Pharmaceutical Co., Class A*	47
42	Laboratory Corp. of America Holdings*	3,064
4	Landauer, Inc.	228
4	Lannett Co., Inc.*	24
6	LCA-Vision, Inc.*	33
40	Lexicon Pharmaceuticals, Inc.*	62
6	LHC Group, Inc.*	185
68	Life Technologies Corp.*	3,385
21	LifePoint Hospitals, Inc.*	610
44	Ligand Pharmaceuticals, Inc., Class B*	87
26	Lincare Holdings, Inc.*	924
16	Luminex Corp.*	219
13	Magellan Health Services, Inc.*	478
7	MAKO Surgical Corp.*	60
22	MannKind Corp.*	160
4	MAP Pharmaceuticals, Inc.*	36
13	Martek Biosciences Corp.*	226
20	Masimo Corp.*	527
4	Matrixx Initiatives, Inc.*	17
10	Maxygen, Inc.*	54
106	McKesson Corp.	6,574
15	MedAssets, Inc.*	350
5	Medcath Corp.*	37
188	Medco Health Solutions, Inc.*	11,874
6	Medical Action Industries, Inc.*	77
20	Medicines Co. (The)*	157
23	Medicis Pharmaceutical Corp., Class A	543
3	Medidata Solutions, Inc.*	51
11	Medivation, Inc.*	338
18	Mednax, Inc.*	1,012
4	MedQuist, Inc.	28
435	Medtronic, Inc.	18,461
1,185	Merck & Co., Inc.	42,903
10	Merge Healthcare, Inc.*	31
16	Meridian Bioscience, Inc.	331
11	Merit Medical Systems, Inc.*	181
7	Metabolix, Inc.*	78
15	Metropolitan Health Networks, Inc.*	30
13	Mettler-Toledo International, Inc.*	1,293
22	Micromet, Inc.*	150
6	Micrus Endovascular Corp.*	79
14	MiddleBrook Pharmaceuticals, Inc.*	9
22	Millipore Corp.*	1,498
7	Molecular Insight Pharmaceuticals, Inc.*	23
5	Molina Healthcare, Inc.*	105
16	Momenta Pharmaceuticals, Inc.*	159
4	MWI Veterinary Supply, Inc.*	148
118	Mylan, Inc.*	2,109
37	Myriad Genetics, Inc.*	855
9	Myriad Pharmaceuticals, Inc.*	45
20	Nabi Biopharmaceuticals*	99
5	Nanosphere, Inc.*	29
3	National Healthcare Corp.	105
1	National Research Corp.	21
11	Natus Medical, Inc.*	147
36	Nektar Therapeutics*	314
5	Neogen Corp.*	163
16	Neurocrine Biosciences, Inc.*	32
5	NeurogesX, Inc.*	40
8	Nighthawk Radiology Holdings, Inc.*	42
8	NovaMed, Inc.*	30
26	Novavax, Inc.*	78
19	NPS Pharmaceuticals, Inc.*	60
14	NuVasive, Inc.*	454
8	NxStage Medical, Inc.*	54
7	Obagi Medical Products, Inc.*	79
13	Odyssey HealthCare, Inc.*	189
46	Omnicare, Inc.	1,066
12	Omnicell, Inc.*	122
2	OncoGenex Pharmaceutical, Inc.*	63
24	Onyx Pharmaceuticals, Inc.*	687
17	Opko Health, Inc.*	30

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11	Optimer Pharmaceuticals, Inc.*	$121
18	OraSure Technologies, Inc.*	69
11	Orexigen Therapeutics, Inc.*	73
7	Orthofix International N.V.*	212
26	Orthovita, Inc.*	94
22	OSI Pharmaceuticals, Inc.*	733
7	Osiris Therapeutics, Inc.*	47
16	Owens & Minor, Inc.	621
14	OXiGENE, Inc.*	16
14	Pain Therapeutics, Inc.*	72
7	Palomar Medical Technologies, Inc.*	64
14	Par Pharmaceutical Cos., Inc.*	332
22	Parexel International Corp.*	264
39	Patterson Cos., Inc.*	1,003
46	PDL BioPharma, Inc.	299
45	PerkinElmer, Inc.	849
31	Perrigo Co.	1,244
3,133	Pfizer, Inc.	56,927
41	Pharmaceutical Product Development, Inc.	879
8	Pharmasset, Inc.*	160
12	PharMerica Corp.*	181
17	Phase Forward, Inc.*	259
9	Poniard Pharmaceuticals, Inc.*	19
10	Pozen, Inc.*	71
11	Progenics Pharmaceuticals, Inc.*	43
14	Protalix BioTherapeutics, Inc.*	138
4	Providence Service Corp. (The)*	56
23	PSS World Medical, Inc.*	445
21	Psychiatric Solutions, Inc.*	465
9	Quality Systems, Inc.	535
61	Quest Diagnostics, Inc.	3,534
22	Questcor Pharmaceuticals, Inc.*	95
10	Quidel Corp.*	126
11	RadNet, Inc.*	24
25	Regeneron Pharmaceuticals, Inc.*	459
8	RehabCare Group, Inc.*	225
12	Repligen Corp.*	56
5	Repros Therapeutics, Inc.*	4
10	Res-Care, Inc.*	128
29	ResMed, Inc.*	1,458
19	Rigel Pharmaceuticals, Inc.*	144
4	Rochester Medical Corp.*	44
7	Rockwell Medical Technologies, Inc.*	43
21	RTI Biologics, Inc.*	86
18	Salix Pharmaceuticals Ltd.*	410
17	Sangamo Biosciences, Inc.*	92
21	Santarus, Inc.*	84
26	Savient Pharmaceuticals, Inc.*	349
13	Sciclone Pharmaceuticals, Inc.*	28
32	Seattle Genetics, Inc.*	297
23	Sequenom, Inc.*	94
10	SIGA Technologies, Inc.*	91
7	Sirona Dental Systems, Inc.*	204
7	Skilled Healthcare Group, Inc., Class A*	48
5	Somanetics Corp.*	72
7	SonoSite, Inc.*	158
12	Spectranetics Corp.*	67
17	Spectrum Pharmaceuticals, Inc.*	75
135	St. Jude Medical, Inc.*	4,956
40	StemCells, Inc.*	42
12	Stereotaxis, Inc.*	45
23	STERIS Corp.	743
131	Stryker Corp.	6,602
4	Sucampo Pharmaceuticals, Inc., Class A*	13
16	Sun Healthcare Group, Inc.*	135
17	Sunrise Senior Living, Inc.*	53
23	SuperGen, Inc.*	60
6	SurModics, Inc.*	134
14	Symmetry Medical, Inc.*	112
4	Synovis Life Technologies, Inc.*	49
6	Synta Pharmaceuticals Corp.*	24
14	Techne Corp.	950
15	Teleflex, Inc.	781
186	Tenet Healthcare Corp.*	846
21	Theravance, Inc.*	276
162	Thermo Fisher Scientific, Inc.*	7,651
22	Thoratec Corp.*	655
18	TomoTherapy, Inc.*	62
5	TranS1, Inc.*	17
2	Transcend Services, Inc.*	37
8	Triple-S Management Corp., Class B*	128
4	U.S. Physical Therapy, Inc.*	58
18	United Therapeutics Corp.*	821
462	UnitedHealth Group, Inc.	13,246
10	Universal American Corp.*	104
18	Universal Health Services, Inc., Class B	1,006
1	Utah Medical Products, Inc.	29
27	Valeant Pharmaceuticals International*	883
11	Vanda Pharmaceuticals, Inc.*	116
49	Varian Medical Systems, Inc.*	2,290
11	Varian, Inc.*	563
6	Vascular Solutions, Inc.*	49
33	VCA Antech, Inc.*	748
67	Vertex Pharmaceuticals, Inc.*	2,601
17	Vical, Inc.*	49
30	Viropharma, Inc.*	227
2	Virtual Radiologic Corp.*	26
6	Vital Images, Inc.*	76
32	Vivus, Inc.*	260
18	Volcano Corp.*	265
38	Waters Corp.*	2,234
41	Watson Pharmaceuticals, Inc.*	1,521
17	WellCare Health Plans, Inc.*	561
188	WellPoint, Inc.*	10,158
13	West Pharmaceutical Services, Inc.	501
15	Wright Medical Group, Inc.*	270
12	XenoPort, Inc.*	198
2	Young Innovations, Inc.	48
83	Zimmer Holdings, Inc.*	4,911
8	Zoll Medical Corp.*	197
15	Zymogenetics, Inc.*	92
		576,280
	Industrials - 8.7%

7	3D Systems Corp.*	77
270	3M Co.	20,909
9	A. O. Smith Corp.	377
5	AAON, Inc.	95
15	AAR Corp.*	280
18	ABM Industries, Inc.	332
12	Acacia Research - Acacia Technologies*	91
21	ACCO Brands Corp.*	137
10	Aceto Corp.	52
27	Actuant Corp., Class A	441
17	Acuity Brands, Inc.	549
8	Administaff, Inc.	178
22	Advanced Battery Technologies, Inc.*	76
6	Advisory Board Co. (The)*	157
37	Aecom Technology Corp.*	940
5	Aerovironment, Inc.*	144
36	AGCO Corp.*	1,091
22	Air Transport Services Group, Inc.*	49

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19	Aircastle Ltd.	$168
53	AirTran Holdings, Inc.*	218
2	Alamo Group, Inc.	30
14	Alaska Air Group, Inc.*	419
10	Albany International Corp., Class A	181
16	Alexander & Baldwin, Inc.	489
6	Allegiant Travel Co.*	247
13	Alliant Techsystems, Inc.*	1,114
11	Altra Holdings, Inc.*	124
4	Amerco, Inc.*	205
4	American Commercial Lines, Inc.*	78
7	American Ecology Corp.	113
4	American Railcar Industries, Inc.	42
14	American Reprographics Co.*	78
4	American Science & Engineering, Inc.	278
17	American Superconductor Corp.*	564
4	American Woodmark Corp.	78
4	Ameron International Corp.	228
42	AMETEK, Inc.	1,536
3	Ampco-Pittsburgh Corp.	88
129	AMR Corp.*	779
1	Amrep Corp.*	13
10	APAC Customer Services, Inc.*	52
11	Apogee Enterprises, Inc.	151
17	Applied Industrial Technologies, Inc.	353
5	Applied Signal Technology, Inc.	99
3	Argan, Inc.*	39
6	Argon ST, Inc.*	108
10	Arkansas Best Corp.	246
8	Armstrong World Industries, Inc.*	331
7	Ascent Solar Technologies, Inc.*	31
7	Astec Industries, Inc.*	175
4	Astronics Corp.*	32
7	ATC Technology Corp.*	154
7	Atlas Air Worldwide Holdings, Inc.*	205
44	Avery Dennison Corp.	1,653
39	Avis Budget Group, Inc.*	380
5	AZZ, Inc.*	169
5	Badger Meter, Inc.	176
18	Baldor Electric Co.	463
18	Barnes Group, Inc.	279
3	Barrett Business Services, Inc.	33
37	BE Aerospace, Inc.*	713
17	Beacon Roofing Supply, Inc.*	261
18	Belden, Inc.	398
15	Blount International, Inc.*	145
4	BlueLinx Holdings, Inc.*	11
282	Boeing Co. (The)	14,780
15	Bowne & Co., Inc.	91
18	Brady Corp., Class A	534
19	Briggs & Stratton Corp.	358
18	Brink’s Co. (The)	405
12	Broadwind Energy, Inc.*	86
29	Bucyrus International, Inc.	1,502
6	Builders FirstSource, Inc.*	23
102	Burlington Northern Santa Fe Corp.	10,027
66	C.H. Robinson Worldwide, Inc.	3,679
4	CAI International, Inc.*	35
24	Carlisle Cos., Inc.	771
4	Cascade Corp.	91
234	Caterpillar, Inc.	13,663
17	CBIZ, Inc.*	117
5	CDI Corp.	59
9	Celadon Group, Inc.*	86
21	Cenveo, Inc.*	161
10	Ceradyne, Inc.*	169
11	Chart Industries, Inc.*	183
3	Chase Corp.	32
16	China BAK Battery, Inc.*	48
6	China Fire & Security Group, Inc.*	76
51	Cintas Corp.	1,433
7	CIRCOR International, Inc.	169
20	CLARCOR, Inc.	637
8	Clean Harbors, Inc.*	428
9	Colfax Corp.*	112
7	Columbus McKinnon Corp.*	110
15	Comfort Systems USA, Inc.	171
5	COMSYS IT Partners, Inc.*	42
4	Consolidated Graphics, Inc.*	118
54	Continental Airlines, Inc., Class B*	770
19	Con-way, Inc.	576
12	Copa Holdings S.A., Class A	598
26	Copart, Inc.*	843
4	Cornell Cos., Inc.*	88
13	Corporate Executive Board Co. (The)	272
45	Corrections Corp. of America*	1,125
8	CoStar Group, Inc.*	318
4	Courier Corp.	52
50	Covanta Holding Corp.*	854
4	CRA International, Inc.*	99
19	Crane Co.	531
152	CSX Corp.	7,217
6	Cubic Corp.	209
78	Cummins, Inc.	3,502
17	Curtiss-Wright Corp.	484
101	Danaher Corp.	7,163
164	Deere & Co.	8,776
300	Delta Air Lines, Inc.*	2,457
20	Deluxe Corp.	258
9	Diamond Management & Technology Consultants, Inc.	59
5	DigitalGlobe, Inc.*	115
9	Dollar Thrifty Automotive Group, Inc.*	166
30	Donaldson Co., Inc.	1,275
72	Dover Corp.	2,943
4	Ducommun, Inc.	75
20	Dun & Bradstreet Corp.	1,572
3	DXP Enterprises, Inc.*	36
16	Dycom Industries, Inc.*	125
4	Dynamex, Inc.*	70
5	Dynamic Materials Corp.	96
10	DynCorp International, Inc., Class A*	140
24	Eagle Bulk Shipping, Inc.*	136
3	Eastern Co. (The)	42
64	Eaton Corp.	4,090
25	EMCOR Group, Inc.*	595
292	Emerson Electric Co.	12,092
7	Encore Wire Corp.	139
18	Ener1, Inc.*	105
18	Energy Conversion Devices, Inc.*	179
13	Energy Recovery, Inc.*	73
30	EnergySolutions, Inc.	257
6	EnerNOC, Inc.*	159
15	EnerSys*	341
10	Ennis, Inc.	145
8	EnPro Industries, Inc.*	184
49	Equifax, Inc.	1,404
11	ESCO Technologies, Inc.*	367
12	Esterline Technologies Corp.*	485
73	Evergreen Solar, Inc.*	102
83	Expeditors International of Washington, Inc.	2,650
6	Exponent, Inc.*	162
51	Fastenal Co.	1,891

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19	Federal Signal Corp.	$109
121	FedEx Corp.	10,218
20	First Solar, Inc.*	2,382
6	Flanders Corp.*	28
18	Flow International Corp.*	45
21	Flowserve Corp.	2,089
70	Fluor Corp.	2,974
27	Force Protection, Inc.*	139
11	Forward Air Corp.	249
5	Franklin Covey Co.*	27
9	Franklin Electric Co., Inc.	248
5	FreightCar America, Inc.	91
20	FTI Consulting, Inc.*	925
7	Fuel Tech, Inc.*	60
28	FuelCell Energy, Inc.*	86
14	Furmanite Corp.*	46
6	Fushi Copperweld, Inc.*	48
8	G&K Services, Inc., Class A	177
20	Gardner Denver, Inc.	749
19	GATX Corp.	549
10	Genco Shipping & Trading Ltd.*	235
20	GenCorp, Inc.*	156
20	General Cable Corp.*	587
135	General Dynamics Corp.	8,897
4,114	General Electric Co.	65,906
14	Genesee & Wyoming, Inc., Class A*	436
20	Geo Group, Inc. (The)*	398
8	GeoEye, Inc.*	249
10	Gibraltar Industries, Inc.	150
48	Goodrich Corp.	2,848
6	Gorman-Rupp Co. (The)	149
6	GP Strategies Corp.*	36
24	Graco, Inc.	676
47	GrafTech International Ltd.*	691
4	Graham Corp.	74
14	Granite Construction, Inc.	420
15	Great Lakes Dredge & Dock Corp.	88
7	Greenbrier Cos., Inc.	75
17	Griffon Corp.*	177
12	GT Solar International, Inc.*	57
10	H&E Equipment Services, Inc.*	93
5	Harbin Electric, Inc.*	100
32	Harsco Corp.	993
20	Hawaiian Holdings, Inc.*	125
17	Healthcare Services Group, Inc.	335
20	Heartland Express, Inc.	295
9	HEICO Corp.	337
7	Heidrick & Struggles International, Inc.	198
1	Heritage-Crystal Clean, Inc.*	10
6	Herley Industries, Inc.*	69
21	Herman Miller, Inc.	319
73	Hertz Global Holdings, Inc.*	715
38	Hexcel Corp.*	401
10	Hill International, Inc.*	61
17	HNI Corp.	430
289	Honeywell International, Inc.	11,118
12	Horizon Lines, Inc., Class A	64
7	Houston Wire & Cable Co.	78
14	HUB Group, Inc., Class A*	370
22	Hubbell, Inc., Class B	999
2	Hurco Cos., Inc.*	28
9	Huron Consulting Group, Inc.*	205
4	ICF International, Inc.*	108
4	ICT Group, Inc.*	64
32	IDEX Corp.	948
18	IHS, Inc., Class A*	905
10	II-VI, Inc.*	285
175	Illinois Tool Works, Inc.	8,512
9	Innerworkings, Inc.*	46
15	Insituform Technologies, Inc., Class A*	311
7	Insteel Industries, Inc.	80
3	Integrated Electrical Services, Inc.*	20
19	Interface, Inc., Class A	146
12	Interline Brands, Inc.*	202
2	International Shipholding Corp.	66
71	Iron Mountain, Inc.*	1,704
71	ITT Corp.	3,672
34	J.B. Hunt Transport Services, Inc.	1,083
48	Jacobs Engineering Group, Inc.*	1,680
98	JetBlue Airways Corp.*	540
10	John Bean Technologies Corp.	172
39	Joy Global, Inc.	2,088
5	Kadant, Inc.*	72
10	Kaman Corp.	227
36	Kansas City Southern*	1,031
13	Kaydon Corp.	462
62	KBR, Inc.	1,155
10	Kelly Services, Inc., Class A*	105
31	Kennametal, Inc.	697
11	Kforce, Inc.*	142
12	Kimball International, Inc., Class B	98
21	Kirby Corp.*	700
22	Knight Transportation, Inc.	374
19	Knoll, Inc.	185
17	Korn/Ferry International*	276
1	K-Tron International, Inc.*	96
4	L.B. Foster Co., Class A*	110
45	L-3 Communications Holdings, Inc.	3,527
5	LaBarge, Inc.*	56
6	Ladish Co., Inc.*	83
20	Landstar System, Inc.	746
2	Lawson Products, Inc.	29
7	Layne Christensen Co.*	182
18	Lennox International, Inc.	668
17	Lincoln Electric Holdings, Inc.	873
5	Lindsay Corp.	175
3	LMI Aerospace, Inc.*	32
123	Lockheed Martin Corp.	9,499
7	LSI Industries, Inc.	51
4	M&F Worldwide Corp.*	132
51	Manitowoc Co., Inc. (The)	501
30	Manpower, Inc.	1,478
6	Marten Transport Ltd.*	101
139	Masco Corp.	1,888
20	MasTec, Inc.*	255
89	McDermott International, Inc.*	1,864
9	McGrath RentCorp.	186
13	Metalico, Inc.*	54
5	Met-Pro Corp.	45
3	Michael Baker Corp.*	114
30	Microvision, Inc.*	98
6	Middleby Corp.*	269
4	Miller Industries, Inc.*	44
11	Mine Safety Appliances Co.	272
13	Mobile Mini, Inc.*	198
49	Monster Worldwide, Inc.*	716
18	Moog, Inc., Class A*	475
36	MPS Group, Inc.*	491
17	MSC Industrial Direct Co., Class A	780
14	Mueller Industries, Inc.	329
60	Mueller Water Products, Inc., Class A	302
5	Multi-Color Corp.	55
7	MYR Group, Inc.*	109
2	NACCO Industries, Inc., Class A	101

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19	Navigant Consulting, Inc.*	$252
25	Navistar International Corp.*	825
35	NCI Building Systems, Inc.*	65
13	Nordson Corp.	697
143	Norfolk Southern Corp.	7,350
5	North American Galvanizing & Coating, Inc.*	24
126	Northrop Grumman Corp.	6,905
4	Northwest Pipe Co.*	101
23	Odyssey Marine Exploration, Inc.*	33
11	Old Dominion Freight Line, Inc.*	291
1	Omega Flex, Inc.	17
14	On Assignment, Inc.*	89
22	Orbital Sciences Corp.*	276
7	Orion Energy Systems, Inc.*	28
11	Orion Marine Group, Inc.*	203
34	Oshkosh Corp.	1,351
13	Otter Tail Corp.	299
33	Owens Corning*	780
141	PACCAR, Inc.	5,228
14	Pacer International, Inc.	40
46	Pall Corp.	1,464
62	Parker Hannifin Corp.	3,346
1	Patriot Transportation Holding, Inc.*	93
38	Pentair, Inc.	1,144
21	Perma-Fix Environmental Services*	48
6	Pike Electric Corp.*	55
80	Pitney Bowes, Inc.	1,843
5	PMFG, Inc.*	74
9	Polypore International, Inc.*	106
2	Portec Rail Products, Inc.	18
3	Powell Industries, Inc.*	105
29	Power-One, Inc.*	107
7	PowerSecure International, Inc.*	58
54	Precision Castparts Corp.	5,599
1	Preformed Line Products Co.	40
3	Primoris Services Corp.	23
15	Quanex Building Products Corp.	243
76	Quanta Services, Inc.*	1,425
80	R.R. Donnelley & Sons Co.	1,646
6	Raven Industries, Inc.	162
153	Raytheon Co.	7,884
9	RBC Bearings, Inc.*	208
14	Regal-Beloit Corp.	664
14	Republic Airways Holdings, Inc.*	95
125	Republic Services, Inc.	3,525
17	Resources Connection, Inc.*	328
11	Robbins & Myers, Inc.	253
59	Robert Half International, Inc.	1,317
55	Rockwell Automation, Inc.	2,392
62	Rockwell Collins, Inc.	3,315
17	Rollins, Inc.	302
35	Roper Industries, Inc.	1,821
19	RSC Holdings, Inc.*	121
12	Rush Enterprises, Inc., Class A*	129
22	Ryder System, Inc.	892
6	Saia, Inc.*	87
27	Satcon Technology Corp.*	54
4	Sauer-Danfoss, Inc.	35
5	Schawk, Inc.	56
7	School Specialty, Inc.*	160
1	Seaboard Corp.	1,454
33	Shaw Group, Inc. (The)*	941
15	Simpson Manufacturing Co., Inc.	373
22	Skywest, Inc.	324
4	SmartHeat, Inc.*	53
22	Snap-On, Inc.	795
287	Southwest Airlines Co.	2,640
21	Spherion Corp.*	110
41	Spirit Aerosystems Holdings, Inc., Class A*	747
19	SPX Corp.	1,013
3	Standard Parking Corp.*	48
7	Standard Register Co. (The)	32
5	Standex International Corp.	91
31	Stanley Works (The)	1,506
4	Stanley, Inc.*	107
28	Steelcase, Inc., Class A	153
33	Stericycle, Inc.*	1,806
5	Sterling Construction Co., Inc.*	86
5	Sun Hydraulics Corp.	118
38	SunPower Corp., Class A*	785
14	SYKES Enterprises, Inc.*	344
6	TAL International Group, Inc.	82
24	Taser International, Inc.*	102
5	TBS International Ltd., Class A*	39
7	Team, Inc.*	115
8	Tecumseh Products Co., Class A*	91
14	Teledyne Technologies, Inc.*	469
8	Tennant Co.	218
41	Terex Corp.*	772
23	Tetra Tech, Inc.*	606
4	Textainer Group Holdings Ltd.	64
105	Textron, Inc.	2,105
20	Thomas & Betts Corp.*	730
38	Timken Co.	937
14	Titan International, Inc.	116
5	Titan Machinery, Inc.*	56
3	Todd Shipyards Corp.	50
14	Toro Co.	558
15	TransDigm Group, Inc.	650
12	Tredegar Corp.	173
6	Trex Co., Inc.*	108
6	Trimas Corp.*	27
30	Trinity Industries, Inc.	566
6	Triumph Group, Inc.	288
17	TrueBlue, Inc.*	207
10	Tutor Perini Corp.*	166
3	Twin Disc, Inc.	28
65	UAL Corp.*	504
5	Ultralife Corp.*	18
9	Ultrapetrol Bahamas Ltd.*	42
195	Union Pacific Corp.	12,336
1	United Capital Corp.*	20
268	United Parcel Service, Inc., Class B	15,402
24	United Rentals, Inc.*	221
9	United Stationers, Inc.*	458
325	United Technologies Corp.	21,853
7	Universal Forest Products, Inc.	252
3	Universal Truckload Services, Inc.	46
32	URS Corp.*	1,330
62	US Airways Group, Inc.*	229
3	USA Truck, Inc.*	34
16	USG Corp.*	221
39	UTi Worldwide, Inc.	510
20	Valence Technology, Inc.*	21
8	Valmont Industries, Inc.	613
8	Viad Corp.	148
7	Vicor Corp.*	57
5	Volt Information Sciences, Inc.*	44
2	VSE Corp.	91
24	W.W. Grainger, Inc.	2,345
31	Waste Connections, Inc.*	1,006
191	Waste Management, Inc.	6,272

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Waste Services, Inc.*	$56
11	Watsco, Inc.	552
17	Watson Wyatt Worldwide, Inc., Class A	703
11	Watts Water Technologies, Inc., Class A	337
17	Werner Enterprises, Inc.	317
17	WESCO International, Inc.*	444
18	Westinghouse Air Brake Technologies Corp.	693
2	Willis Lease Finance Corp.*	28
23	Woodward Governor Co.	535
23	YRC Worldwide, Inc.*	26
		491,091
	Information Technology - 15.0%

151	3Com Corp.*	1,113
10	3PAR, Inc.*	103
14	ACI Worldwide, Inc.*	231
15	Acme Packet, Inc.*	154
10	Actel Corp.*	117
18	ActivIdentity Corp.*	38
217	Activision Blizzard, Inc.*	2,472
17	Actuate Corp.*	69
27	Acxiom Corp.*	312
48	Adaptec, Inc.*	150
38	ADC Telecommunications, Inc.*	233
204	Adobe Systems, Inc.*	7,156
22	ADTRAN, Inc.	465
17	Advanced Analogic Technologies, Inc.*	54
13	Advanced Energy Industries, Inc.*	142
217	Advanced Micro Devices, Inc.*	1,521
6	Advent Software, Inc.*	228
35	Affiliated Computer Services, Inc., Class A*	1,932
133	Agilent Technologies, Inc.*	3,846
6	Agilysys, Inc.	49
10	Airvana, Inc.*	61
67	Akamai Technologies, Inc.*	1,608
20	Alliance Data Systems Corp.*	1,220
114	Altera Corp.	2,397
75	Amdocs Ltd.*	1,982
9	American Software, Inc., Class A	55
43	Amkor Technology, Inc.*	239
67	Amphenol Corp., Class A	2,760
25	Anadigics, Inc.*	77
113	Analog Devices, Inc.	3,389
5	Anaren, Inc.*	69
12	Anixter International, Inc.*	519
34	ANSYS, Inc.*	1,324
347	Apple, Inc.*	69,369
517	Applied Materials, Inc.	6,364
25	Applied Micro Circuits Corp.*	186
8	ArcSight, Inc.*	182
34	Ariba, Inc.*	369
48	Arris Group, Inc.*	480
46	Arrow Electronics, Inc.*	1,209
49	Art Technology Group, Inc.*	198
23	Aruba Networks, Inc.*	184
11	AsiaInfo Holdings, Inc.*	270
23	Atheros Communications, Inc.*	655
175	Atmel Corp.*	695
12	ATMI, Inc.*	187
89	Autodesk, Inc.*	2,087
195	Automatic Data Processing, Inc.	8,473
11	Avid Technology, Inc.*	131
59	Avnet, Inc.*	1,608
17	Avocent Corp.*	425
19	AVX Corp.	229
4	Bel Fuse, Inc., Class B	71
25	Benchmark Electronics, Inc.*	451
13	BigBand Networks, Inc.*	47
7	Black Box Corp.	197
17	Blackbaud, Inc.	378
12	Blackboard, Inc.*	501
15	Blue Coat Systems, Inc.*	396
71	BMC Software, Inc.*	2,750
10	Bottomline Technologies, Inc.*	161
20	Brightpoint, Inc.*	144
191	Broadcom Corp., Class A*	5,577
54	Broadridge Financial Solutions, Inc.	1,187
163	Brocade Communications Systems, Inc.*	1,156
24	Brooks Automation, Inc.*	176
152	CA, Inc.	3,359
9	Cabot Microelectronics Corp.*	275
12	CACI International, Inc., Class A*	557
102	Cadence Design Systems, Inc.*	612
10	Callidus Software, Inc.*	28
3	Cass Information Systems, Inc.	84
14	Cavium Networks, Inc.*	282
7	Ceva, Inc.*	81
15	Checkpoint Systems, Inc.*	213
10	China Information Security Technology, Inc.*	60
17	China Security & Surveillance Technology, Inc.*	103
3	China TransInfo Technology Corp.*	22
12	Chordiant Software, Inc.*	33
26	Ciber, Inc.*	82
35	Ciena Corp.*	425
25	Cirrus Logic, Inc.*	136
2,241	Cisco Systems, Inc.*	52,439
70	Citrix Systems, Inc.*	2,673
17	Cogent, Inc.*	145
15	Cognex Corp.	247
114	Cognizant Technology Solutions Corp., Class A*	5,008
9	Cogo Group, Inc.*	51
9	Coherent, Inc.*	229
9	Cohu, Inc.	106
36	CommScope, Inc.*	905
3	Communications Systems, Inc.	34
16	CommVault Systems, Inc.*	333
7	Compellent Technologies, Inc.*	145
58	Computer Sciences Corp.*	3,208
5	Computer Task Group, Inc.*	31
94	Compuware Corp.*	652
9	comScore, Inc.*	144
11	Comtech Telecommunications Corp.*	316
7	Comverge, Inc.*	72
15	Concur Technologies, Inc.*	556
9	Constant Contact, Inc.*	161
38	Convergys Corp.*	425
603	Corning, Inc.	10,058
3	CPI International, Inc.*	29
14	Cray, Inc.*	98
40	Cree, Inc.*	1,913
14	CSG Systems International, Inc.*	271
13	CTS Corp.	121
26	Cybersource Corp.*	446
12	Cymer, Inc.*	401
61	Cypress Semiconductor Corp.*	584
13	Daktronics, Inc.	110
6	DDi Corp.*	23
15	DealerTrack Holdings, Inc.*	256

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
666	Dell, Inc.*	$9,404
8	Deltek, Inc.*	61
8	DemandTec, Inc.*	71
8	DG FastChannel, Inc.*	216
6	Dice Holdings, Inc.*	32
26	Diebold, Inc.	654
10	Digi International, Inc.*	79
15	Digital River, Inc.*	378
12	Diodes, Inc.*	210
12	DivX, Inc.*	61
20	Dolby Laboratories, Inc., Class A*	894
7	Double-Take Software, Inc.*	62
9	DSP Group, Inc.*	57
15	DST Systems, Inc.*	637
7	DTS, Inc.*	211
3	Dynamics Research Corp.*	35
42	Earthlink, Inc.	346
434	eBay, Inc.*	10,620
2	Ebix, Inc.*	104
12	Echelon Corp.*	133
15	EchoStar Corp., Class A*	291
7	Electro Rent Corp.	71
10	Electro Scientific Industries, Inc.*	97
125	Electronic Arts, Inc.*	2,111
19	Electronics for Imaging, Inc.*	228
2	eLoyalty Corp.*	14
782	EMC Corp.*	13,161
29	Emcore Corp.*	26
6	EMS Technologies, Inc.*	77
32	Emulex Corp.*	312
51	Entegris, Inc.*	213
20	Entropic Communications, Inc.*	58
19	Epicor Software Corp.*	142
12	EPIQ Systems, Inc.*	155
1	ePlus, Inc.*	16
15	Equinix, Inc.*	1,443
19	Euronet Worldwide, Inc.*	404
14	Exar Corp.*	98
5	ExlService Holdings, Inc.*	81
35	Extreme Networks*	76
30	F5 Networks, Inc.*	1,411
16	Factset Research Systems, Inc.	1,158
19	Fair Isaac Corp.	347
48	Fairchild Semiconductor International, Inc.*	389
14	FalconStor Software, Inc.*	54
7	FARO Technologies, Inc.*	137
15	FEI Co.*	366
128	Fidelity National Information Services, Inc.	2,893
60	Fiserv, Inc.*	2,774
59	FLIR Systems, Inc.*	1,693
19	Formfactor, Inc.*	322
6	Forrester Research, Inc.*	150
23	Gartner, Inc.*	435
24	Genpact Ltd.*	312
15	Global Cash Access Holdings, Inc.*	112
32	Global Payments, Inc.	1,640
8	Globecomm Systems, Inc.*	64
93	Google, Inc., Class A*	54,219
7	GSE Systems, Inc.*	33
10	GSI Commerce, Inc.*	223
8	GSI Technology, Inc.*	37
15	Hackett Group, Inc. (The)*	40
37	Harmonic, Inc.*	187
51	Harris Corp.	2,239
23	Harris Stratex Networks, Inc., Class A*	144
15	Heartland Payment Systems, Inc.	160
33	Hewitt Associates, Inc., Class A*	1,326
929	Hewlett-Packard Co.	45,577
8	Hittite Microwave Corp.*	302
4	Hughes Communications, Inc.*	103
6	i2 Technologies, Inc.*	110
37	IAC/InterActiveCorp.*	720
4	ICx Technologies, Inc.*	20
9	iGate Corp.	86
12	Imation Corp.	105
3	Imergent, Inc.	18
11	Immersion Corp.*	44
33	Infinera Corp.*	272
14	infoGROUP, Inc.*	113
34	Informatica Corp.*	763
9	Information Services Group, Inc.*	29
14	Infospace, Inc.*	115
63	Ingram Micro, Inc., Class A*	1,070
8	Innodata Isogen, Inc.*	42
18	Insight Enterprises, Inc.*	183
7	Integral Systems, Inc.*	62
64	Integrated Device Technology, Inc.*	362
2,170	Intel Corp.	41,664
8	Intellon Corp.*	59
5	Interactive Intelligence, Inc.*	86
17	InterDigital, Inc.*	404
24	Intermec, Inc.*	295
20	Internap Network Services Corp.*	74
513	International Business Machines Corp.	64,818
28	International Rectifier Corp.*	524
10	Internet Brands, Inc., Class A*	69
14	Internet Capital Group, Inc.*	90
48	Intersil Corp., Class A	620
9	Intevac, Inc.*	112
125	Intuit, Inc.*	3,651
20	Ipass, Inc.*	23
9	IPG Photonics Corp.*	135
10	Isilon Systems, Inc.*	60
15	Itron, Inc.*	912
12	Ixia*	80
9	IXYS Corp.*	58
17	j2 Global Communications, Inc.*	338
73	Jabil Circuit, Inc.	972
33	Jack Henry & Associates, Inc.	754
11	JDA Software Group, Inc.*	258
82	JDS Uniphase Corp.*	606
203	Juniper Networks, Inc.*	5,304
9	Kenexa Corp.*	98
5	Keynote Systems, Inc.	53
66	KLA-Tencor Corp.	2,062
12	Knot, Inc. (The)*	114
26	Kopin Corp.*	112
27	Kulicke & Soffa Industries, Inc.*	123
6	KVH Industries, Inc.*	72
29	L-1 Identity Solutions, Inc.*	178
50	Lam Research Corp.*	1,700
45	Lattice Semiconductor Corp.*	99
54	Lawson Software, Inc.*	354
37	Lender Processing Services, Inc.	1,546
30	Lexmark International, Inc., Class A*	755
13	Limelight Networks, Inc.*	45
86	Linear Technology Corp.	2,319
22	Lionbridge Technologies, Inc.*	44
5	Liquidity Services, Inc.*	41
9	Littelfuse, Inc.*	236
16	LivePerson, Inc.*	101
3	LogMeIn, Inc.*	53

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	LoopNet, Inc.*	$82
4	Loral Space & Communications, Inc.*	132
253	LSI Corp.*	1,338
9	Manhattan Associates, Inc.*	212
9	Mantech International Corp., Class A*	390
7	Marchex, Inc., Class B	32
200	Marvell Technology Group Ltd.*	3,084
33	Mastercard, Inc., Class A	7,948
119	Maxim Integrated Products, Inc.	2,094
7	MAXIMUS, Inc.	325
9	Maxwell Technologies, Inc.*	148
61	McAfee, Inc.*	2,327
6	Measurement Specialties, Inc.*	55
87	MEMC Electronic Materials, Inc.*	1,047
6	MEMSIC, Inc.*	20
36	Mentor Graphics Corp.*	265
10	MercadoLibre, Inc.*	494
9	Mercury Computer Systems, Inc.*	95
15	Methode Electronics, Inc.	119
18	Micrel, Inc.	129
71	Microchip Technology, Inc.	1,864
329	Micron Technology, Inc.*	2,474
32	MICROS Systems, Inc.*	898
31	Microsemi Corp.*	472
2,995	Microsoft Corp.	88,083
4	MicroStrategy, Inc., Class A*	350
20	Microtune, Inc.*	35
17	MIPS Technologies, Inc.*	64
19	MKS Instruments, Inc.*	288
18	ModusLink Global Solutions, Inc.*	145
51	Molex, Inc.	948
32	MoneyGram International, Inc.*	79
13	Monolithic Power Systems, Inc.*	279
9	Monotype Imaging Holdings, Inc.*	70
890	Motorola, Inc.	7,129
60	Move, Inc.*	92
7	MTS Systems Corp.	180
4	Multi-Fineline Electronix, Inc.*	100
22	National Instruments Corp.	628
90	National Semiconductor Corp.	1,314
2	NCI, Inc., Class A*	50
62	NCR Corp.*	583
15	Ness Technologies, Inc.*	76
13	Net 1 UEPS Technologies, Inc.*	243
130	NetApp, Inc.*	4,007
19	Netezza Corp.*	193
14	Netgear, Inc.*	278
7	Netlogic Microsystems, Inc.*	286
10	Netscout Systems, Inc.*	126
7	NetSuite, Inc.*	98
11	Network Equipment Technologies, Inc.*	38
29	NeuStar, Inc., Class A*	679
14	Newport Corp.*	102
20	NIC, Inc.	173
12	Novatel Wireless, Inc.*	101
134	Novell, Inc.*	524
37	Novellus Systems, Inc.*	766
85	Nuance Communications, Inc.*	1,291
2	NVE Corp.*	75
212	NVIDIA Corp.*	2,769
20	Omnivision Technologies, Inc.*	279
164	ON Semiconductor Corp.*	1,273
10	Online Resources Corp.*	55
1	OpenTable, Inc.*	26
32	Openwave Systems, Inc.*	76
8	Oplink Communications, Inc.*	138
5	Opnet Technologies, Inc.	53
11	Opnext, Inc.*	20
1,486	Oracle Corp.	32,811
6	OSI Systems, Inc.*	123
64	Palm, Inc.*	698
3	PAR Technology Corp.*	16
45	Parametric Technology Corp.*	678
8	Park Electrochemical Corp.	189
11	Parkervision, Inc.*	20
125	Paychex, Inc.	3,919
4	PC Connection, Inc.*	25
5	PC Mall, Inc.*	29
7	PC-Tel, Inc.*	40
5	Pegasystems, Inc.	144
11	Perficient, Inc.*	92
10	Pericom Semiconductor Corp.*	103
6	Pervasive Software, Inc.*	29
14	Phoenix Technologies Ltd.*	37
20	Photronics, Inc.*	81
19	Plantronics, Inc.	440
15	Plexus Corp.*	407
13	PLX Technology, Inc.*	40
86	PMC-Sierra, Inc.*	682
33	Polycom, Inc.*	711
9	Power Integrations, Inc.	302
51	Powerwave Technologies, Inc.*	71
15	Progress Software Corp.*	361
7	PROS Holdings, Inc.*	55
5	QAD, Inc.	28
46	QLogic Corp.*	825
643	QUALCOMM, Inc.	28,935
81	Quantum Corp.*	198
23	Quest Software, Inc.*	387
26	Rackspace Hosting, Inc.*	481
10	Radiant Systems, Inc.*	97
9	Radisys Corp.*	84
16	RAE Systems, Inc.*	12
41	Rambus, Inc.*	731
32	RealNetworks, Inc.*	105
73	Red Hat, Inc.*	1,949
2	Renaissance Learning, Inc.	22
103	RF Micro Devices, Inc.*	445
9	RightNow Technologies, Inc.*	127
4	Rimage Corp.*	65
21	Riverbed Technology, Inc.*	428
11	Rofin-Sinar Technologies, Inc.*	251
6	Rogers Corp.*	169
2	Rosetta Stone, Inc.*	35
40	Rovi Corp.*	1,192
5	Rubicon Technology, Inc.*	87
12	Rudolph Technologies, Inc.*	78
20	S1 Corp.*	119
9	Saba Software, Inc.*	38
81	SAIC, Inc.*	1,443
42	Salesforce.com, Inc.*	2,633
88	SanDisk Corp.*	1,735
33	Sapient Corp.*	243
14	SAVVIS, Inc.*	175
11	Scansource, Inc.*	256
12	Seachange International, Inc.*	67
191	Seagate Technology	2,890
9	Semitool, Inc.*	99
23	Semtech Corp.*	368
17	ShoreTel, Inc.*	87
11	Sigma Designs, Inc.*	128
12	Silicon Graphics International Corp.*	73
29	Silicon Image, Inc.*	64
17	Silicon Laboratories, Inc.*	718

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31	Silicon Storage Technology, Inc.*	$71
65	Skyworks Solutions, Inc.*	800
14	SMART Modular Technologies WWH, Inc.*	62
11	Smith Micro Software, Inc.*	70
12	Sohu.com, Inc.*	669
5	SolarWinds, Inc.*	93
27	Solera Holdings, Inc.	944
21	SonicWALL, Inc.*	164
80	Sonus Networks, Inc.*	174
9	Sourcefire, Inc.*	177
5	Spectrum Control, Inc.*	44
16	SRA International, Inc., Class A*	289
4	SRS Labs, Inc.*	28
9	Standard Microsystems Corp.*	173
16	Starent Networks Corp.*	552
4	StarTek, Inc.*	28
10	STEC, Inc.*	124
8	Stratasys, Inc.*	119
18	SuccessFactors, Inc.*	271
291	Sun Microsystems, Inc.*	2,476
8	Super Micro Computer, Inc.*	78
4	Supertex, Inc.*	96
18	support.com, Inc.*	43
8	Switch & Data Facilities Co., Inc.*	148
32	Sybase, Inc.*	1,288
75	Sycamore Networks, Inc.*	212
319	Symantec Corp.*	5,662
16	Symmetricom, Inc.*	70
13	Symyx Technologies, Inc.*	55
14	Synaptics, Inc.*	377
7	Synchronoss Technologies, Inc.*	94
7	SYNNEX Corp.*	198
56	Synopsys, Inc.*	1,258
5	Syntel, Inc.	189
32	Take-Two Interactive Software, Inc.*	360
12	Taleo Corp., Class A*	248
20	Tech Data Corp.*	842
16	Technitrol, Inc.	81
4	TechTarget, Inc.*	23
6	Techwell, Inc.*	70
26	Tekelec*	370
15	TeleCommunication Systems, Inc., Class A*	126
12	TeleTech Holdings, Inc.*	231
154	Tellabs, Inc.*	864
67	Teradata Corp.*	1,963
67	Teradyne, Inc.*	594
23	Terremark Worldwide, Inc.*	141
19	Tessera Technologies, Inc.*	450
495	Texas Instruments, Inc.	12,519
27	THQ, Inc.*	132
69	TIBCO Software, Inc.*	593
7	Tier Technologies, Inc., Class B*	54
41	TiVo, Inc.*	406
10	TNS, Inc.*	250
63	Total System Services, Inc.	1,089
2	Travelzoo, Inc.*	28
25	Trident Microsystems, Inc.*	47
46	Trimble Navigation Ltd.*	1,027
57	TriQuint Semiconductor, Inc.*	310
17	TTM Technologies, Inc.*	176
12	Tyler Technologies, Inc.*	240
9	Ultimate Software Group, Inc.*	242
9	Ultratech, Inc.*	119
6	Unica Corp.*	41
18	Unisys Corp.*	578
33	United Online, Inc.	224
11	Universal Display Corp.*	117
44	Utstarcom, Inc.*	76
34	ValueClick, Inc.*	321
28	Varian Semiconductor Equipment Associates, Inc.*	816
11	VASCO Data Security International, Inc.*	72
12	Veeco Instruments, Inc.*	328
28	VeriFone Holdings, Inc.*	371
75	VeriSign, Inc.*	1,683
10	Viasat, Inc.*	306
6	Virage Logic Corp.*	34
5	Virtusa Corp.*	44
175	Visa, Inc., Class A	14,175
72	Vishay Intertechnology, Inc.*	522
20	VMware, Inc., Class A*	840
6	Vocus, Inc.*	98
9	Volterra Semiconductor Corp.*	148
11	Web.com Group, Inc.*	65
21	WebMD Health Corp.*	762
17	Websense, Inc.*	267
86	Western Digital Corp.*	3,168
273	Western Union Co. (The)	5,037
8	White Electronic Designs Corp.*	34
15	Wright Express Corp.*	438
336	Xerox Corp.	2,587
107	Xilinx, Inc.	2,422
10	X-Rite, Inc.*	21
462	Yahoo!, Inc.*	6,916
23	Zebra Technologies Corp., Class A*	612
25	Zix Corp.*	40
21	Zoran Corp.*	192
5	Zygo Corp.*	33
		843,746
	Materials - 3.3%

9	A. Schulman, Inc.	147
6	A.M. Castle & Co.	79
2	AEP Industries, Inc.*	76
81	Air Products & Chemicals, Inc.	6,717
31	Airgas, Inc.	1,434
43	AK Steel Holding Corp.	860
36	Albemarle Corp.	1,215
378	Alcoa, Inc.	4,733
38	Allegheny Technologies, Inc.	1,293
22	Allied Nevada Gold Corp.*	286
9	AMCOL International Corp.	245
7	American Vanguard Corp.	51
8	Ampal-American Israel Corp., Class A*	24
27	Aptargroup, Inc.	975
10	Arch Chemicals, Inc.	268
29	Ashland, Inc.	1,042
8	Balchem Corp.	255
36	Ball Corp.	1,779
42	Bemis Co., Inc.	1,231
11	Boise, Inc.*	54
8	Brush Engineered Materials, Inc.*	142
15	Buckeye Technologies, Inc.*	145
3	Bway Holding Co.*	48
25	Cabot Corp.	573
21	Calgon Carbon Corp.*	294
17	Carpenter Technology Corp.	394
55	Celanese Corp., Class A	1,637
18	Century Aluminum Co.*	175
18	CF Industries Holdings, Inc.	1,536
4	China Green Agriculture, Inc.*	64

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12	China Precision Steel, Inc.*	$26
4	Clearwater Paper Corp.*	196
50	Cliffs Natural Resources, Inc.	2,203
29	Coeur d’Alene Mines Corp.*	661
44	Commercial Metals Co.	700
13	Compass Minerals International, Inc.	846
62	Crown Holdings, Inc.*	1,561
19	Cytec Industries, Inc.	646
4	Deltic Timber Corp.	153
16	Domtar Corp.*	903
433	Dow Chemical Co. (The)	12,029
351	E.I. du Pont de Nemours & Co.	12,138
16	Eagle Materials, Inc.	431
28	Eastman Chemical Co.	1,683
92	Ecolab, Inc.	4,132
17	Ferro Corp.	110
28	FMC Corp.	1,568
160	Freeport-McMoRan Copper & Gold, Inc.*	13,248
25	General Moly, Inc.*	56
7	General Steel Holdings, Inc.*	28
18	Glatfelter	200
43	Graphic Packaging Holding Co.*	116
13	Greif, Inc., Class A	726
19	H.B. Fuller Co.	387
3	Hawkins, Inc.	65
5	Haynes International, Inc.*	134
20	Headwaters, Inc.*	94
92	Hecla Mining Co.*	608
17	Horsehead Holding Corp.*	191
63	Huntsman Corp.	600
10	ICO, Inc.*	42
7	Innophos Holdings, Inc.	173
9	Innospec, Inc.	80
31	International Flavors & Fragrances, Inc.	1,262
168	International Paper Co.	4,276
16	Intrepid Potash, Inc.*	487
6	Kaiser Aluminum Corp.	232
8	KapStone Paper and Packaging Corp.*	57
8	Koppers Holdings, Inc.	226
11	Landec Corp.*	69
49	Louisiana-Pacific Corp.*	306
7	LSB Industries, Inc.*	85
26	Lubrizol Corp.	1,885
17	Martin Marietta Materials, Inc.	1,450
67	MeadWestvaco Corp.	1,834
7	Minerals Technologies, Inc.	370
212	Monsanto Co.	17,119
62	Mosaic Co. (The)	3,376
12	Myers Industries, Inc.	99
54	Nalco Holding Co.	1,321
5	Neenah Paper, Inc.	70
4	NewMarket Corp.	419
186	Newmont Mining Corp.	9,977
2	NL Industries, Inc.	14
122	Nucor Corp.	5,174
30	Olin Corp.	503
4	Olympic Steel, Inc.	111
12	OM Group, Inc.*	368
17	Omnova Solutions, Inc.*	113
65	Owens-Illinois, Inc.*	2,033
40	Packaging Corp. of America	797
51	Pactiv Corp.*	1,242
30	Paramount Gold and Silver Corp.*	39
36	PolyOne Corp.*	258
64	PPG Industries, Inc.	3,803
120	Praxair, Inc.	9,844
4	Quaker Chemical Corp.	78
25	Reliance Steel & Aluminum Co.	1,022
15	Rock-Tenn Co., Class A	678
19	Rockwood Holdings, Inc.*	428
14	Royal Gold, Inc.	753
50	RPM International, Inc.	980
12	RTI International Metals, Inc.*	238
8	Schnitzer Steel Industries, Inc., Class A	357
6	Schweitzer-Mauduit International, Inc.	369
17	Scotts Miracle-Gro Co. (The), Class A	679
62	Sealed Air Corp.	1,382
19	Sensient Technologies Corp.	481
11	ShengdaTech, Inc.*	70
48	Sigma-Aldrich Corp.	2,560
11	Silgan Holdings, Inc.	589
46	Solutia, Inc.*	495
39	Sonoco Products Co.	1,099
69	Southern Copper Corp.	2,404
12	Spartech Corp.	130
83	Steel Dynamics, Inc.	1,404
3	Stepan Co.	188
16	Stillwater Mining Co.*	152
3	Sutor Technology Group Ltd.*	7
41	Temple-Inland, Inc.	738
39	Terra Industries, Inc.	1,505
9	Texas Industries, Inc.	313
33	Titanium Metals Corp.	322
13	U.S. Concrete, Inc.*	9
31	U.S. Gold Corp.*	88
1	United States Lime & Minerals, Inc.*	34
55	United States Steel Corp.	2,456
2	Universal Stainless & Alloy*	32
2	Valhi, Inc.	21
39	Valspar Corp.	1,023
49	Vulcan Materials Co.	2,375
20	Walter Energy, Inc.	1,372
17	Wausau Paper Corp.	173
7	Westlake Chemical Corp.	183
82	Weyerhaeuser Co.	3,193
23	Worthington Industries, Inc.	269
28	WR Grace & Co.*	640
9	Zep, Inc.	159
10	Zoltek Cos., Inc.*	90
		185,263
	Telecommunication Services - 2.3%

5	AboveNet, Inc.*	257
17	Alaska Communications Systems Group, Inc.	124
154	American Tower Corp., Class A*	6,302
2,293	AT&T, Inc.	61,773
4	Atlantic Tele-Network, Inc.	187
9	Cbeyond, Inc.*	116
115	CenturyTel, Inc.	4,093
83	Cincinnati Bell, Inc.*	247
25	Clearwire Corp., Class A*	142
17	Cogent Communications Group, Inc.*	145
9	Consolidated Communications Holdings, Inc.	137
113	Crown Castle International Corp.*	4,146
122	Frontier Communications Corp.	964
16	General Communication, Inc., Class A*	97
11	Global Crossing Ltd.*	124
5	HickoryTech Corp.	41
10	Ibasis, Inc.*	30
10	inContact, Inc.*	23
13	Iowa Telecommunications Services, Inc.	207

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	iPCS, Inc.*	$168
23	Leap Wireless International, Inc.*	332
633	Level 3 Communications, Inc.*	791
98	MetroPCS Communications, Inc.*	617
13	Neutral Tandem, Inc.*	300
64	NII Holdings, Inc.*	1,907
12	NTELOS Holdings Corp.	202
47	PAETEC Holding Corp.*	172
23	Premiere Global Services, Inc.*	174
572	Qwest Communications International, Inc.	2,088
45	SBA Communications Corp., Class A*	1,442
9	Shenandoah Telecommunications Co.	151
1,087	Sprint Nextel Corp.*	4,033
6	SureWest Communications*	52
26	Syniverse Holdings, Inc.*	412
35	Telephone & Data Systems, Inc.	1,067
58	tw telecom, inc.*	844
6	United States Cellular Corp.*	224
9	USA Mobility, Inc.	90
1,103	Verizon Communications, Inc.	34,700
173	Windstream Corp.	1,715
		130,636
	Utilities - 3.1%

259	AES Corp. (The)*	3,300
30	AGL Resources, Inc.	1,036
66	Allegheny Energy, Inc.	1,451
11	Allete, Inc.	368
43	Alliant Energy Corp.	1,182
92	Ameren Corp.	2,391
185	American Electric Power Co., Inc.	5,955
8	American States Water Co.	265
25	American Water Works Co., Inc.	556
52	Aqua America, Inc.	849
3	Artesian Resources Corp., Class A	50
36	Atmos Energy Corp.	986
21	Avista Corp.	437
15	Black Hills Corp.	353
5	Cadiz, Inc.*	65
7	California Water Service Group	256
130	Calpine Corp.*	1,446
151	Centerpoint Energy, Inc.	2,004
4	Central Vermont Public Service Corp.	78
6	CH Energy Group, Inc.	242
5	Chesapeake Utilities Corp.	157
23	Cleco Corp.	587
88	CMS Energy Corp.	1,253
3	Connecticut Water Service, Inc.	68
107	Consolidated Edison, Inc.	4,591
5	Consolidated Water Co., Ltd.	65
71	Constellation Energy Group, Inc.	2,259
229	Dominion Resources, Inc.	8,331
45	DPL, Inc.	1,209
63	DTE Energy Co.	2,527
500	Duke Energy Corp.	8,340
194	Dynegy, Inc., Class A*	351
126	Edison International	4,290
17	El Paso Electric Co.*	337
14	Empire District Electric Co. (The)	254
28	Energen Corp.	1,218
76	Entergy Corp.	5,977
50	EQT Corp.	2,057
256	Exelon Corp.	12,334
119	FirstEnergy Corp.	5,126
160	FPL Group, Inc.	8,315
52	Great Plains Energy, Inc.	926
36	Hawaiian Electric Industries, Inc.	715
19	IDACORP, Inc.	562
30	Integrys Energy Group, Inc.	1,156
19	ITC Holdings Corp.	845
9	Laclede Group, Inc. (The)	282
72	MDU Resources Group, Inc.	1,627
9	MGE Energy, Inc.	309
5	Middlesex Water Co.	81
56	Mirant Corp.*	797
28	National Fuel Gas Co.	1,311
17	New Jersey Resources Corp.	599
17	Nicor, Inc.	666
107	NiSource, Inc.	1,525
68	Northeast Utilities	1,639
11	Northwest Natural Gas Co.	472
14	NorthWestern Corp.	361
103	NRG Energy, Inc.*	2,466
41	NSTAR	1,358
91	NV Energy, Inc.	1,059
37	OGE Energy Corp.	1,280
41	Oneok, Inc.	1,641
7	Ormat Technologies, Inc.	288
2	Pennichuck Corp.	46
86	Pepco Holdings, Inc.	1,402
143	PG&E Corp.	6,055
28	Piedmont Natural Gas Co., Inc.	664
40	Pinnacle West Capital Corp.	1,404
34	PNM Resources, Inc.	379
29	Portland General Electric Co.	569
146	PPL Corp.	4,456
109	Progress Energy, Inc.	4,261
197	Public Service Enterprise Group, Inc.	6,178
68	Questar Corp.	2,697
137	RRI Energy, Inc.*	674
48	SCANA Corp.	1,690
95	Sempra Energy	5,048
5	SJW Corp.	107
12	South Jersey Industries, Inc.	433
304	Southern Co.	9,755
17	Southwest Gas Corp.	445
9	Southwest Water Co.	53
83	TECO Energy, Inc.	1,224
24	U.S. Geothermal, Inc.*	36
42	UGI Corp.	986
11	UIL Holdings Corp.	296
13	Unisource Energy Corp.	388
4	Unitil Corp.	85
31	Vectren Corp.	728
42	Westar Energy, Inc.	865
20	WGL Holdings, Inc.	630
46	Wisconsin Energy Corp.	2,075
177	Xcel Energy, Inc.	3,597
5	York Water Co.	73
		172,180
	Total Common Stocks (Cost $4,542,850)	4,524,737

Principal Amount
	Repurchase Agreements (a) - 10.7%
$16,768	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $16,768(b)	16,768
33,536	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $33,536(c)	33,536

See accompanying notes to the financial statements.

Principal Amount		Value
$100,608	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $100,609(d)	$100,608
20,163	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $20,163(e)	20,163
35,213	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $35,213(f)	35,213
67,072	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $67,073(g)	67,072
16,768	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $16,768(h)	16,768
100,608	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $100,608(i)	100,608
83,840	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $83,840(j)	83,840
50,304	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $50,304(k)	50,304
77,409	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $77,409(l)	77,409
	Total Repurchase Agreements (Cost $602,289)	602,289
	Total Investment Securities (Cost $5,145,139) — 91.3%	5,127,026
	Other assets less liabilities — 8.7%	487,987
	Net Assets — 100.0%	$5,615,013

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $1,427,626.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $17,103. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $34,207. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $102,621. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $20,566. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $35,918. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $68,414. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $17,103. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $102,620. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $85,517. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $51,310. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $78,957. The investment in the repurchase agreement was through participation in a pooled account.

REIT                        Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,849
Aggregate gross unrealized depreciation	(150,615)
Net unrealized depreciation	$(19,766)
Federal income tax cost of investments	$5,146,792

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$2,849,829	$469,984

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	2,411,002	(40,285)

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	1,437,070	14,484

		$444,183

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$4,524,737	$—	$4,524,737
Repurchase Agreements	—	602,289	602,289
Total Investment Securities	4,524,737	602,289	5,127,026
Other Financial Instruments*:
Swap Agreements	—	444,183	444,183
Total Other Financial Instruments	—	444,183	444,183
Total Investments	$4,524,737	$1,046,472	$5,571,209

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 62.0%
	Consumer Discretionary - 9.2%

3,672	99 Cents Only Stores*	$44,137
4,407	Aaron’s, Inc.	110,483
7,753	Advance Auto Parts, Inc.	304,693
5,457	Aeropostale, Inc.*	171,895
16,846	American Eagle Outfitters, Inc.	259,091
3,203	American Greetings Corp., Class A	66,302
4,771	AnnTaylor Stores Corp.*	66,699
3,206	Barnes & Noble, Inc.	74,828
484	Blyth, Inc.	15,744
2,517	Bob Evans Farms, Inc.	63,579
9,476	BorgWarner, Inc.	286,270
4,477	Boyd Gaming Corp.*	36,577
8,297	Brinker International, Inc.	114,499
3,719	Brink’s Home Security Holdings, Inc.*	121,686
5,238	Callaway Golf Co.	37,556
5,604	Career Education Corp.*	145,872
17,894	CarMax, Inc.*	355,733
4,886	Cheesecake Factory, Inc. (The)*	92,003
14,448	Chico’s FAS, Inc.*	203,283
2,570	Chipotle Mexican Grill, Inc., Class A*	214,466
4,679	Coldwater Creek, Inc.*	19,839
5,203	Collective Brands, Inc.*	100,626
7,077	Corinthian Colleges, Inc.*	104,881
7,134	Dick’s Sporting Goods, Inc.*	148,102
7,261	Dollar Tree, Inc.*	355,571
6,127	DreamWorks Animation SKG, Inc., Class A*	205,071
12,707	Foot Locker, Inc.	120,589
3,899	Fossil, Inc.*	120,284
11,189	Gentex Corp.	185,961
4,715	Guess?, Inc.	174,691
7,697	Hanesbrands, Inc.*	184,805
3,099	Harte-Hanks, Inc.	29,781
2,493	International Speedway Corp., Class A	67,236
2,573	ITT Educational Services, Inc.*	234,092
4,521	J. Crew Group, Inc.*	193,454
3,474	John Wiley & Sons, Inc., Class A	130,101
4,323	Lamar Advertising Co., Class A*	119,661
3,353	Life Time Fitness, Inc.*	75,778
11,434	LKQ Corp.*	199,295
3,953	Marvel Entertainment, Inc.*	205,754
2,465	Matthews International Corp., Class A	85,388
3,053	MDC Holdings, Inc.	90,644
4,559	Mohawk Industries, Inc.*	187,284
3,685	NetFlix, Inc.*	216,052
472	NVR, Inc.*	317,727
2,535	Panera Bread Co., Class A*	159,604
10,155	PetSmart, Inc.	261,390
4,195	Phillips-Van Heusen Corp.	167,800
4,638	Regis Corp.	72,631
5,366	Rent-A-Center, Inc.*	94,924
10,161	Ross Stores, Inc.	446,881
3,558	Ryland Group, Inc.	65,147
12,953	Saks, Inc.*	79,143
2,070	Scholastic Corp.	52,185
5,273	Scientific Games Corp., Class A*	74,613
20,390	Service Corp. International	157,411
5,434	Sotheby’s	103,083
1,137	Strayer Education, Inc.	224,557
2,883	Thor Industries, Inc.	82,021
3,646	Timberland Co. (The), Class A*	60,888
11,137	Toll Brothers, Inc.*	217,060
5,116	Tupperware Brands Corp.	238,150
3,046	Under Armour, Inc., Class A*	77,978
10,527	Urban Outfitters, Inc.*	333,074
3,690	Warnaco Group, Inc. (The)*	150,220
29,839	Wendy’s/Arby’s Group, Inc., Class A	122,340
8,588	Williams-Sonoma, Inc.	174,508
4,291	WMS Industries, Inc.*	166,834
		10,240,505
	Consumer Staples - 2.3%

6,937	Alberto-Culver Co.	195,277
4,508	BJ’s Wholesale Club, Inc.*	156,473
5,710	Church & Dwight Co., Inc.	337,118
6,063	Corn Products International, Inc.	170,006
5,637	Energizer Holdings, Inc.*	317,589
6,295	Flowers Foods, Inc.	144,093
5,889	Hansen Natural Corp.*	205,938
1,575	Lancaster Colony Corp.	75,159
5,025	NBTY, Inc.*	201,703
4,552	PepsiAmericas, Inc.	134,739
4,599	Ralcorp Holdings, Inc.*	266,374
3,311	Ruddick Corp.	88,139
11,440	Smithfield Foods, Inc.*	177,091
2,139	Tootsie Roll Industries, Inc.	54,373
2,016	Universal Corp.	86,507
		2,610,579
	Energy - 4.0%

13,199	Arch Coal, Inc.	275,331
3,138	Bill Barrett Corp.*	89,590
6,775	Cimarex Energy Co.	317,341
3,787	Comstock Resources, Inc.*	140,611
4,512	Encore Acquisition Co.*	203,130
5,075	Exterran Holdings, Inc.*	106,321
9,118	Forest Oil Corp.*	167,042
8,503	Frontier Oil Corp.	98,040
7,393	Helix Energy Solutions Group, Inc.*	86,942
8,566	Helmerich & Payne, Inc.	321,653
8,273	Mariner Energy, Inc.*	103,495
10,776	Newfield Exploration Co.*	455,609
4,458	Oceaneering International, Inc.*	243,541
1,899	Overseas Shipholding Group, Inc.	72,751
6,089	Patriot Coal Corp.*	74,590
12,479	Patterson-UTI Energy, Inc.	192,052
11,311	Plains Exploration & Production Co.*	307,772
14,102	Pride International, Inc.*	446,046
9,621	Quicksilver Resources, Inc.*	128,056
10,078	Southern Union Co.	208,816
6,350	Superior Energy Services, Inc.*	134,239
4,200	Tidewater, Inc.	188,790
3,280	Unit Corp.*	123,361
		4,485,119
	Financials - 11.6%

3,385	Affiliated Managers Group, Inc.*	220,736
3,527	Alexandria Real Estate Equities, Inc. (REIT)	198,817
11,880	AMB Property Corp. (REIT)	279,774
6,411	American Financial Group, Inc./OH	155,531
7,796	AmeriCredit Corp.*	143,836
13,299	Apollo Investment Corp.	127,936
8,220	Arthur J. Gallagher & Co.	184,128
10,386	Associated Banc-Corp	117,777

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,621	Astoria Financial Corp.	$68,726
5,962	BancorpSouth, Inc.	138,318
3,890	Bank of Hawaii Corp.	177,773
4,290	BRE Properties, Inc. (REIT)	134,406
9,540	Brown & Brown, Inc.	170,289
5,209	Camden Property Trust (REIT)	201,849
4,646	Cathay General Bancorp	36,285
3,512	City National Corp./CA	138,584
5,929	Commerce Bancshares, Inc./MO	238,346
4,713	Corporate Office Properties Trust (REIT)	161,137
7,551	Cousins Properties, Inc. (REIT)	54,367
4,849	Cullen/Frost Bankers, Inc.	232,849
18,193	Duke Realty Corp. (REIT)	203,944
9,541	Eaton Vance Corp.	287,566
2,664	Equity One, Inc. (REIT)	43,024
2,291	Essex Property Trust, Inc. (REIT)	182,707
4,944	Everest Re Group Ltd.	420,784
4,970	Federal Realty Investment Trust (REIT)	319,670
18,734	Fidelity National Financial, Inc., Class A	260,215
8,147	First American Corp.	258,423
14,876	First Niagara Financial Group, Inc.	196,214
6,977	FirstMerit Corp.	146,168
14,301	Fulton Financial Corp.	123,275
4,132	Hanover Insurance Group, Inc. (The)	172,015
9,123	HCC Insurance Holdings, Inc.	238,384
5,757	Highwoods Properties, Inc. (REIT)	176,222
3,182	Horace Mann Educators Corp.	38,248
9,921	Hospitality Properties Trust (REIT)	192,567
4,212	International Bancshares Corp.	70,635
9,952	Jefferies Group, Inc.*	233,374
3,394	Jones Lang LaSalle, Inc.	172,653
9,070	Liberty Property Trust (REIT)	268,835
7,538	Macerich Co. (The) (REIT)	224,331
6,364	Mack-Cali Realty Corp. (REIT)	195,311
2,891	Mercury General Corp.	106,794
8,135	MSCI, Inc., Class A*	247,873
9,114	Nationwide Health Properties, Inc. (REIT)	309,967
28,428	New York Community Bancorp, Inc.	332,323
8,675	NewAlliance Bancshares, Inc.	102,191
19,543	Old Republic International Corp.	207,938
6,765	Omega Healthcare Investors, Inc. (REIT)	122,379
2,418	PacWest Bancorp	44,491
3,230	Potlatch Corp. (REIT)	95,091
6,952	Protective Life Corp.	114,986
8,024	Raymond James Financial, Inc.	194,903
6,432	Rayonier, Inc. (REIT)	255,608
8,471	Realty Income Corp. (REIT)	214,232
6,521	Regency Centers Corp. (REIT)	218,258
5,911	Reinsurance Group of America, Inc.	274,861
10,552	SEI Investments Co.	184,766
6,242	SL Green Realty Corp. (REIT)	277,270
3,992	StanCorp Financial Group, Inc.	148,143
3,327	SVB Financial Group*	125,960
39,022	Synovus Financial Corp.	76,093
9,075	TCF Financial Corp.	119,245
4,152	Trustmark Corp.	79,552
12,230	UDR, Inc. (REIT)	183,083
4,055	Unitrin, Inc.	90,467
11,617	Valley National Bancorp	153,577
10,923	W. R. Berkley Corp.	269,907
6,976	Waddell & Reed Financial, Inc., Class A	203,211
8,858	Washington Federal, Inc.	168,745
5,209	Webster Financial Corp.	66,311
8,465	Weingarten Realty Investors (REIT)	164,306
2,372	Westamerica Bancorp.	126,190
5,630	Wilmington Trust Corp.	69,080
		12,953,830
	Health Care - 7.5%

5,736	Affymetrix, Inc.*	27,189
5,568	Beckman Coulter, Inc.	361,697
1,560	Bio-Rad Laboratories, Inc., Class A*	150,836
5,465	Cerner Corp.*	411,460
5,353	Charles River Laboratories International, Inc.*	172,099
7,532	Community Health Systems, Inc.*	229,801
5,196	Covance, Inc.*	275,960
4,582	Edwards Lifesciences Corp.*	377,007
9,518	Endo Pharmaceuticals Holdings, Inc.*	209,681
4,090	Gen-Probe, Inc.*	170,512
20,035	Health Management Associates, Inc., Class A*	122,814
8,435	Health Net, Inc.*	178,991
7,327	Henry Schein, Inc.*	363,859
5,088	Hill-Rom Holdings, Inc.	112,852
20,847	Hologic, Inc.*	301,656
4,760	IDEXX Laboratories, Inc.*	238,238
5,726	Immucor, Inc.*	105,645
3,171	Kindred Healthcare, Inc.*	47,121
5,023	Kinetic Concepts, Inc.*	169,325
4,451	LifePoint Hospitals, Inc.*	129,212
5,513	Lincare Holdings, Inc.*	195,822
4,211	Masimo Corp.*	111,002
4,668	Medicis Pharmaceutical Corp., Class A	110,118
2,739	Mettler-Toledo International, Inc.*	272,476
9,695	Omnicare, Inc.	224,730
4,713	OSI Pharmaceuticals, Inc.*	156,990
3,394	Owens & Minor, Inc.	131,653
6,444	Perrigo Co.	258,662
9,598	Pharmaceutical Product Development, Inc.	205,781
4,569	Psychiatric Solutions, Inc.*	101,249
6,136	ResMed, Inc.*	308,457
4,760	STERIS Corp.	153,796
3,026	Techne Corp.	205,405
3,228	Teleflex, Inc.	168,146
4,596	Thoratec Corp.*	136,915
3,800	United Therapeutics Corp.*	173,242
3,989	Universal Health Services, Inc., Class B	222,945
5,477	Valeant Pharmaceuticals International*	179,043
2,347	Varian, Inc.*	120,143
6,898	VCA Antech, Inc.*	156,378
14,674	Vertex Pharmaceuticals, Inc.*	569,645
3,428	WellCare Health Plans, Inc.*	113,090
		8,431,643
	Industrials - 9.4%

8,961	Aecom Technology Corp.*	227,609
7,510	AGCO Corp.*	227,628
10,560	AirTran Holdings, Inc.*	43,507
2,853	Alaska Air Group, Inc.*	85,305

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,333	Alexander & Baldwin, Inc.	$101,823
2,674	Alliant Techsystems, Inc.*	229,215
8,733	AMETEK, Inc.	319,278
8,216	BE Aerospace, Inc.*	158,322
3,888	Brink’s Co. (The)	87,402
6,102	Bucyrus International, Inc.	316,023
4,975	Carlisle Cos., Inc.	159,747
1,853	Clean Harbors, Inc.*	99,173
3,983	Con-way, Inc.	120,685
5,466	Copart, Inc.*	177,208
2,772	Corporate Executive Board Co. (The)	58,101
9,357	Corrections Corp. of America*	233,831
3,800	Crane Co.	106,210
4,154	Deluxe Corp.	53,587
6,270	Donaldson Co., Inc.	266,475
3,168	Dycom Industries, Inc.*	24,679
3,961	Federal Signal Corp.	22,696
4,202	FTI Consulting, Inc.*	194,384
3,737	GATX Corp.	107,887
4,868	Graco, Inc.	137,132
2,734	Granite Construction, Inc.	81,938
6,523	Harsco Corp.	202,409
4,539	Herman Miller, Inc.	68,947
3,654	HNI Corp.	92,337
4,580	Hubbell, Inc., Class B	207,978
6,556	IDEX Corp.	194,254
7,109	J.B. Hunt Transport Services, Inc.	226,493
17,415	JetBlue Airways Corp.*	95,957
8,313	Joy Global, Inc.	445,078
7,706	Kansas City Southern*	220,623
13,030	KBR, Inc.	242,749
2,157	Kelly Services, Inc., Class A*	22,627
6,603	Kennametal, Inc.	148,567
4,368	Kirby Corp.*	145,673
3,709	Korn/Ferry International*	60,160
4,168	Landstar System, Inc.	155,550
3,943	Lennox International, Inc.	146,364
3,454	Lincoln Electric Holdings, Inc.	177,466
6,368	Manpower, Inc.	313,688
2,454	Mine Safety Appliances Co.	60,712
7,566	MPS Group, Inc.*	103,276
3,560	MSC Industrial Direct Co., Class A	163,404
3,935	Navigant Consulting, Inc.*	52,139
2,729	Nordson Corp.	146,302
7,261	Oshkosh Corp.	288,480
7,987	Pentair, Inc.	240,409
3,545	Rollins, Inc.	62,995
7,379	Roper Industries, Inc.	384,003
6,790	Shaw Group, Inc. (The)*	193,719
3,988	SPX Corp.	212,520
8,774	Terex Corp.*	165,214
4,293	Thomas & Betts Corp.*	156,694
6,448	Timken Co.	159,072
6,440	Trinity Industries, Inc.	121,523
4,884	United Rentals, Inc.*	45,030
6,849	URS Corp.*	284,576
1,622	Valmont Industries, Inc.	124,310
6,507	Waste Connections, Inc.*	211,152
3,467	Watson Wyatt Worldwide, Inc., Class A	143,326
3,554	Werner Enterprises, Inc.	66,318
3,864	Westinghouse Air Brake Technologies Corp.	148,764
4,581	Woodward Governor Co.	106,554
		10,447,257
	Information Technology - 9.3%

31,767	3Com Corp.*	234,123
2,763	ACI Worldwide, Inc.*	45,534
6,409	Acxiom Corp.*	73,960
7,848	ADC Telecommunications, Inc.*	48,108
4,539	ADTRAN, Inc.	95,909
1,264	Advent Software, Inc.*	47,931
4,316	Alliance Data Systems Corp.*	263,233
7,156	ANSYS, Inc.*	278,655
9,717	Arrow Electronics, Inc.*	255,363
36,646	Atmel Corp.*	145,485
12,272	Avnet, Inc.*	334,412
3,602	Avocent Corp.*	89,978
11,315	Broadridge Financial Solutions, Inc.	248,704
21,640	Cadence Design Systems, Inc.*	129,840
7,603	CommScope, Inc.*	191,063
8,186	Cree, Inc.*	391,536
5,383	Diebold, Inc.	135,329
3,133	Digital River, Inc.*	79,046
3,191	DST Systems, Inc.*	135,554
3,136	Equinix, Inc.*	301,652
6,396	F5 Networks, Inc.*	300,804
3,408	Factset Research Systems, Inc.	246,569
3,968	Fair Isaac Corp.	72,416
10,065	Fairchild Semiconductor International, Inc.*	81,526
4,855	Gartner, Inc.*	91,857
6,543	Global Payments, Inc.	335,394
6,729	Hewitt Associates, Inc., Class A*	270,371
2,443	Imation Corp.	21,425
7,179	Informatica Corp.*	161,168
13,244	Ingram Micro, Inc., Class A*	225,016
13,449	Integrated Device Technology, Inc.*	76,121
5,784	International Rectifier Corp.*	108,276
9,933	Intersil Corp., Class A	128,334
3,249	Itron, Inc.*	197,507
6,840	Jack Henry & Associates, Inc.	156,294
10,287	Lam Research Corp.*	349,655
7,809	Lender Processing Services, Inc.	326,260
1,793	Mantech International Corp., Class A*	77,601
7,972	Mentor Graphics Corp.*	58,754
6,496	MICROS Systems, Inc.*	182,278
4,604	National Instruments Corp.	131,352
12,907	NCR Corp.*	121,455
6,039	NeuStar, Inc., Class A*	141,313
13,012	Palm, Inc.*	141,961
9,438	Parametric Technology Corp.*	142,136
3,971	Plantronics, Inc.	91,929
6,829	Polycom, Inc.*	147,233
4,945	Quest Software, Inc.*	83,224
21,697	RF Micro Devices, Inc.*	93,731
8,261	Rovi Corp.*	246,260
17,041	SAIC, Inc.*	303,671
4,991	Semtech Corp.*	79,956
3,645	Silicon Laboratories, Inc.*	153,928
5,652	Solera Holdings, Inc.	197,594
3,473	SRA International, Inc., Class A*	62,688
6,574	Sybase, Inc.*	264,538
11,839	Synopsys, Inc.*	266,022
4,085	Tech Data Corp.*	172,019
9,733	Trimble Navigation Ltd.*	217,338
7,080	ValueClick, Inc.*	66,764
15,162	Vishay Intertechnology, Inc.*	109,924
4,801	Zebra Technologies Corp., Class A*	127,755
		10,355,832

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Materials - 4.3%

7,436	Albemarle Corp.	$250,965
5,498	Aptargroup, Inc.	198,588
6,047	Ashland, Inc.	217,269
5,312	Cabot Corp.	121,804
3,576	Carpenter Technology Corp.	82,892
10,641	Cliffs Natural Resources, Inc.	468,842
9,142	Commercial Metals Co.	145,358
3,938	Cytec Industries, Inc.	133,813
2,779	Greif, Inc., Class A	155,235
9,892	Louisiana-Pacific Corp.*	61,726
5,493	Lubrizol Corp.	398,352
3,619	Martin Marietta Materials, Inc.	308,665
1,521	Minerals Technologies, Inc.	80,370
6,355	Olin Corp.	106,573
8,363	Packaging Corp. of America	166,591
5,194	Reliance Steel & Aluminum Co.	212,331
10,473	RPM International, Inc.	205,271
3,632	Scotts Miracle-Gro Co. (The), Class A	145,026
3,963	Sensient Technologies Corp.	100,422
8,115	Sonoco Products Co.	228,681
17,478	Steel Dynamics, Inc.	295,728
8,653	Temple-Inland, Inc.	155,667
8,106	Terra Industries, Inc.	312,729
8,190	Valspar Corp.	214,742
4,948	Worthington Industries, Inc.	57,941
		4,825,581
	Telecommunication Services - 0.3%

17,218	Cincinnati Bell, Inc.*	51,310
5,586	Syniverse Holdings, Inc.*	88,594
7,709	Telephone & Data Systems, Inc.	235,047
		374,951
	Utilities - 4.1%

6,277	AGL Resources, Inc.	216,870
8,986	Alliant Energy Corp.	246,935
11,040	Aqua America, Inc.	180,173
7,496	Atmos Energy Corp.	205,316
3,156	Black Hills Corp.	74,387
4,913	Cleco Corp.	125,380
9,420	DPL, Inc.	253,021
5,826	Energen Corp.	253,431
10,982	Great Plains Energy, Inc.	195,480
7,437	Hawaiian Electric Industries, Inc.	147,699
3,839	IDACORP, Inc.	113,519
14,952	MDU Resources Group, Inc.	337,915
6,518	National Fuel Gas Co.	305,238
8,677	NSTAR	287,469
19,059	NV Energy, Inc.	221,847
7,845	OGE Energy Corp.	271,437
8,561	Oneok, Inc.	342,611
7,040	PNM Resources, Inc.	78,426
8,806	UGI Corp.	206,765
6,588	Vectren Corp.	154,752
8,843	Westar Energy, Inc.	182,077
4,073	WGL Holdings, Inc.	128,218
		4,528,966
	Total Common Stocks (Cost $46,918,592)	69,254,263

Principal Amount
	Repurchase Agreements (a) - 21.9%
$681,459	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $681,462(b)	681,459
1,362,918	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,362,924(c)	1,362,918
4,088,754	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $4,088,802 (d)	4,088,754
819,450	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $819,453 (e)	819,450
1,431,064	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,431,070 (f)	1,431,064
2,725,836	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $2,725,894 (g)	2,725,836
681,459	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $681,462 (h)	681,459
4,088,754	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $4,088,772 (i)	4,088,754
3,407,295	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,407,310 (j)	3,407,295
2,044,377	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $2,044,386(k)	2,044,377
3,145,846	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,145,860(l)	3,145,846
	Total Repurchase Agreements (Cost $24,477,212)	24,477,212
	Total Investment Securities (Cost $71,395,804) — 83.9%	93,731,475
	Other assets less liabilities — 16.1%	17,995,666
	Net Assets — 100.0%	$111,727,141

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $40,752,991.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $695,088. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $1,390,176. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $4,170,543. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $835,840. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $1,459,696. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $2,780,358. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $695,089. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $4,170,534. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $3,475,449. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $2,085,271. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $3,208,767. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,767,721
Aggregate gross unrealized depreciation	(585,235)
Net unrealized appreciation	$6,182,486
Federal income tax cost of investments	$87,548,989

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2009:

	Number of	Expiration	Notional Amount	Unrealized
	Contracts	Date	at Value	Appreciation

E-Mini S&P MidCap 400 Futures Contracts	281	12/18/09	$19,231,640	$73,552

Cash collateral in the amount of $1,823,542 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2009:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	$23,151,383	$(859,957)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	26,236,647	(1,245,991)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	63,718,634	16,593,293

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	21,880,136	1,907,009

		$16,394,354

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$69,254,263	$—	$69,254,263
Repurchase Agreements	—	24,477,212	24,477,212
Total Investment Securities	69,254,263	24,477,212	93,731,475
Other Financial Instruments*:
Futures Contracts	73,552	—	73,552
Swap Agreements	—	16,394,354	16,394,354
Total Other Financial Instruments	73,552	16,394,354	16,467,906
Total Investments	$69,327,815	$40,871,566	$110,199,381

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 78.6%
	Consumer Discretionary - 11.5%

1,739	American Public Education, Inc.*	$55,700
2,525	Arbitron, Inc.	54,363
1,167	Arctic Cat, Inc.*	7,877
1,767	Audiovox Corp., Class A*	13,023
2,052	Big 5 Sporting Goods Corp.	33,530
2,009	BJ’s Restaurants, Inc.*	34,294
1,391	Blue Nile, Inc.*	77,744
4,091	Brown Shoe Co., Inc.	41,974
8,422	Brunswick Corp.	84,557
2,430	Buckle, Inc. (The)	66,436
1,716	Buffalo Wild Wings, Inc.*	68,537
3,838	Cabela’s, Inc.*	46,286
2,305	California Pizza Kitchen, Inc.*	28,951
1,390	Capella Education Co.*	99,079
5,416	Carter’s, Inc.*	117,798
2,821	Cato Corp. (The), Class A	53,966
2,202	CEC Entertainment, Inc.*	64,210
2,609	Children’s Place Retail Stores, Inc. (The)*	83,279
3,424	Christopher & Banks Corp.	19,551
5,211	CKE Restaurants, Inc.	43,981
2,911	Coinstar, Inc.*	77,986
2,159	Cracker Barrel Old Country Store, Inc.	81,092
8,188	CROCS, Inc.*	39,876
1,253	Deckers Outdoor Corp.*	116,065
1,441	DineEquity, Inc.*	30,708
5,121	Dress Barn, Inc.*	109,948
1,772	Drew Industries, Inc.*	34,288
2,751	E.W. Scripps Co. (The), Class A*	17,331
2,484	Ethan Allen Interiors, Inc.	28,839
5,242	Finish Line (The), Class A	46,392
3,819	Fred’s, Inc., Class A	37,312
2,160	Genesco, Inc.*	56,462
2,308	Group 1 Automotive, Inc.*	58,254
2,849	Gymboree Corp.*	113,732
1,776	Haverty Furniture Cos., Inc.	21,223
2,870	Helen of Troy Ltd.*	58,978
2,731	Hibbett Sports, Inc.*	51,643
5,897	Hillenbrand, Inc.	107,916
4,203	HOT Topic, Inc.*	24,125
3,762	HSN, Inc.*	67,415
6,801	Iconix Brand Group, Inc.*	76,579
3,762	Interval Leisure Group, Inc.*	43,037
5,459	Jack in the Box, Inc.*	101,920
2,663	Jakks Pacific, Inc.*	32,116
2,531	Jo-Ann Stores, Inc.*	84,434
1,745	JoS. A. Bank Clothiers, Inc.*	71,213
1,620	Kid Brands, Inc.*	7,047
2,566	K-Swiss, Inc., Class A	22,401
770	Landry’s Restaurants, Inc.*	16,370
4,914	La-Z-Boy, Inc.*	46,929
1,520	Lithia Motors, Inc., Class A*	11,035
7,977	Live Nation, Inc.*	57,116
9,075	Liz Claiborne, Inc.*	37,843
1,466	Lumber Liquidators, Inc.*	34,627
1,765	M/I Homes, Inc.*	19,344
1,867	Maidenform Brands, Inc.*	27,053
1,996	Marcus Corp.	24,730
2,034	MarineMax, Inc.*	14,238
4,976	Men’s Wearhouse, Inc. (The)	101,510
3,026	Meritage Homes Corp.*	53,954
1,359	Midas, Inc.*	9,907
1,074	Monarch Casino & Resort, Inc.*	8,034
1,857	Monro Muffler Brake, Inc.	55,673
1,700	Movado Group, Inc.	17,493
2,581	Multimedia Games, Inc.*	14,170
457	National Presto Industries, Inc.	42,579
1,961	Nautilus, Inc.*	3,785
2,949	NutriSystem, Inc.	72,841
1,784	O’Charleys, Inc.*	11,453
7,278	OfficeMax, Inc.*	77,001
1,323	Oxford Industries, Inc.	28,378
2,230	P.F. Chang’s China Bistro, Inc.*	72,743
2,085	Papa John’s International, Inc.*	46,120
1,239	Peet’s Coffee & Tea, Inc.*	40,342
4,441	PEP Boys-Manny Moe & Jack	35,928
971	Perry Ellis International, Inc.*	13,575
2,182	PetMed Express, Inc.	35,828
5,729	Pinnacle Entertainment, Inc.*	60,556
3,116	Polaris Industries, Inc.	135,951
4,647	Pool Corp.	83,925
703	Pre-Paid Legal Services, Inc.*	26,770
12,199	Quiksilver, Inc.*	21,348
1,989	RC2 Corp.*	27,249
1,481	Red Robin Gourmet Burgers, Inc.*	23,118
6,208	Ruby Tuesday, Inc.*	39,297
1,913	Ruth’s Hospitality Group, Inc.*	4,151
5,118	Shuffle Master, Inc.*	41,814
3,191	Skechers U.S.A., Inc., Class A*	70,457
650	Skyline Corp.	10,706
3,664	Sonic Automotive, Inc., Class A	32,426
5,821	Sonic Corp.*	56,114
3,135	Spartan Motors, Inc.	16,239
3,632	Stage Stores, Inc.	43,911
1,140	Stamps.com, Inc.*	10,157
1,410	Standard Motor Products, Inc.*	12,676
8,918	Standard Pacific Corp.*	28,448
2,338	Steak n Shake Co. (The)*	26,840
2,488	Stein Mart, Inc.*	25,552
1,819	Sturm Ruger & Co., Inc.	19,572
2,215	Superior Industries International, Inc.	31,719
4,885	Texas Roadhouse, Inc.*	50,218
3,614	Ticketmaster Entertainment, Inc.*	38,055
3,436	Tractor Supply Co.*	160,427
2,415	True Religion Apparel, Inc.*	44,533
2,985	Tuesday Morning Corp.*	6,746
1,369	Unifirst Corp.	60,168
1,306	Universal Electronics, Inc.*	28,092
1,917	Universal Technical Institute, Inc.*	36,212
1,582	Volcom, Inc.*	24,837
2,774	Winnebago Industries*	30,098
4,700	Wolverine World Wide, Inc.	120,179
2,257	Zale Corp.*	10,608
1,986	Zumiez, Inc.*	21,707
		5,224,943
	Consumer Staples - 3.2%

8,505	Alliance One International, Inc.*	40,569
1,746	Andersons, Inc. (The)	45,623
959	Boston Beer Co., Inc., Class A*	40,364
1,120	Calavo Growers, Inc.	18,906
1,206	Cal-Maine Foods, Inc.	33,093
4,853	Casey’s General Stores, Inc.	148,452
6,654	Central Garden and Pet Co., Class A*	54,895
1,812	Chattem, Inc.*	119,302
7,841	Darling International, Inc.*	55,828
1,569	Diamond Foods, Inc.	48,451
2,751	Great Atlantic & Pacific Tea Co.*	30,591
3,321	Green Mountain Coffee Roasters, Inc.*	209,156
3,884	Hain Celestial Group, Inc. (The)*	67,349
1,353	J&J Snack Foods Corp.	48,843

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,050	Lance, Inc.	$74,268
1,489	Mannatech, Inc.	4,229
1,223	Nash Finch Co.	40,127
1,667	Sanderson Farms, Inc.	66,963
2,142	Spartan Stores, Inc.	29,624
3,039	TreeHouse Foods, Inc.*	105,970
4,103	United Natural Foods, Inc.*	103,437
1,572	WD-40 Co.	50,540
		1,436,580
	Energy - 4.5%

5,390	Atwood Oceanics, Inc.*	203,096
2,177	Basic Energy Services, Inc.*	14,978
3,422	Bristow Group, Inc.*	117,443
1,828	CARBO Ceramics, Inc.	108,437
2,829	Dril-Quip, Inc.*	152,794
1,366	Gulf Island Fabrication, Inc.	30,038
3,931	Holly Corp.	100,044
2,192	Hornbeck Offshore Services, Inc.*	50,000
11,291	ION Geophysical Corp.*	61,423
1,419	Lufkin Industries, Inc.	85,381
2,500	Matrix Service Co.*	21,400
4,735	Oil States International, Inc.*	169,844
4,325	Penn Virginia Corp.	78,369
1,833	Petroleum Development Corp.*	32,939
4,992	Petroquest Energy, Inc.*	28,105
4,801	Pioneer Drilling Co.*	29,094
1,925	SEACOR Holdings, Inc.*	147,455
1,104	Seahawk Drilling, Inc.*	23,769
5,967	St. Mary Land & Exploration Co.	193,212
3,986	Stone Energy Corp.*	75,375
1,212	Superior Well Services, Inc.*	15,720
3,568	Swift Energy Co.*	76,605
7,187	Tetra Technologies, Inc.*	74,457
2,824	World Fuel Services Corp.	150,180
		2,040,158
	Financials - 15.1%

3,786	Acadia Realty Trust (REIT)	61,598
926	American Physicians Capital, Inc.	25,261
1,799	Amerisafe, Inc.*	30,385
4,442	Bank Mutual Corp.	31,138
1,241	Bank of the Ozarks, Inc.	32,986
9,362	BioMed Realty Trust, Inc. (REIT)	128,166
6,190	Boston Private Financial Holdings, Inc.	29,031
5,635	Brookline Bancorp, Inc.	53,589
2,812	Cash America International, Inc.	90,435
4,299	Cedar Shopping Centers, Inc. (REIT)	25,966
1,518	City Holding Co.	49,517
5,493	Colonial Properties Trust (REIT)	59,379
2,676	Columbia Banking System, Inc.	39,257
3,122	Community Bank System, Inc.	57,944
4,479	Delphi Financial Group, Inc., Class A	97,911
11,265	DiamondRock Hospitality Co. (REIT)*	90,571
2,430	Dime Community Bancshares	27,313
8,739	East West Bancorp, Inc.	127,502
2,475	EastGroup Properties, Inc. (REIT)	93,852
2,358	eHealth, Inc.*	31,291
4,324	Employers Holdings, Inc.	66,200
3,850	Entertainment Properties Trust (REIT)	121,622
8,243	Extra Space Storage, Inc. (REIT)	90,591
4,638	Ezcorp, Inc., Class A*	68,503
2,471	Financial Federal Corp.	66,964
7,237	First BanCorp/Puerto Rico	11,217
2,529	First Cash Financial Services, Inc.*	48,304
7,222	First Commonwealth Financial Corp.	30,694
4,217	First Financial Bancorp	56,044
1,988	First Financial Bankshares, Inc.	102,939
5,215	First Midwest Bancorp, Inc./IL	54,392
3,421	Forestar Group, Inc.*	63,460
6,365	Franklin Street Properties Corp. (REIT)	71,861
5,872	Glacier Bancorp, Inc.	76,806
1,953	Greenhill & Co., Inc.	159,462
2,654	Hancock Holding Co.	109,876
4,405	Hanmi Financial Corp.*	5,110
5,662	Healthcare Realty Trust, Inc. (REIT)	125,074
1,806	Home Bancshares, Inc./AR	41,339
3,156	Home Properties, Inc. (REIT)	141,799
1,991	Independent Bank Corp./MA	40,716
1,295	Infinity Property & Casualty Corp.	51,748
6,759	Inland Real Estate Corp. (REIT)	53,058
4,160	Investment Technology Group, Inc.*	75,920
4,116	Kilroy Realty Corp. (REIT)	124,015
6,006	Kite Realty Group Trust (REIT)	19,039
5,119	LaBranche & Co., Inc.*	13,565
6,062	LaSalle Hotel Properties (REIT)	112,935
9,368	Lexington Realty Trust (REIT)	45,528
2,215	LTC Properties, Inc. (REIT)	56,948
7,648	Medical Properties Trust, Inc. (REIT)	74,033
2,696	Mid-America Apartment Communities, Inc. (REIT)	125,391
2,950	Nara Bancorp, Inc.	29,825
4,028	National Financial Partners Corp.*	35,205
11,663	National Penn Bancshares, Inc.	64,380
7,699	National Retail Properties, Inc. (REIT)	154,288
1,281	Navigators Group, Inc.*	59,707
3,270	NBT Bancorp, Inc.	67,329
8,058	Old National Bancorp/IN	93,795
4,075	optionsXpress Holdings, Inc.	62,348
2,063	Parkway Properties, Inc./MD (REIT)	38,516
3,673	Pennsylvania Real Estate Investment Trust (REIT)	27,143
3,141	Pinnacle Financial Partners, Inc.*	37,095
1,556	Piper Jaffray Cos.*	67,453
1,467	Portfolio Recovery Associates, Inc.*	66,059
4,094	Post Properties, Inc. (REIT)	75,452
1,980	Presidential Life Corp.	20,176
5,223	PrivateBancorp, Inc.	51,655
3,116	ProAssurance Corp.*	165,927
4,403	Prosperity Bancshares, Inc.	175,371
1,721	PS Business Parks, Inc. (REIT)	81,816
834	Rewards Network, Inc.	9,549
1,690	RLI Corp.	85,227
2,293	S&T Bancorp, Inc.	36,573
1,459	Safety Insurance Group, Inc.	51,970
5,060	Selective Insurance Group, Inc.	78,936
12,114	Senior Housing Properties Trust (REIT)	251,607
3,869	Signature Bank/NY*	119,862
1,430	Simmons First National Corp., Class A	36,193
20,548	South Financial Group, Inc. (The)	12,534
2,085	Sovran Self Storage, Inc. (REIT)	67,387
1,727	Sterling Bancorp/NY	11,744
7,756	Sterling Bancshares, Inc./TX	38,935
1,738	Stewart Information Services Corp.	18,023
2,856	Stifel Financial Corp.*	153,424
8,235	Susquehanna Bancshares, Inc.	47,269
2,314	SWS Group, Inc.	28,786
3,842	Tanger Factory Outlet Centers (REIT)	150,799
670	Tompkins Financial Corp.	26,733
3,864	Tower Group, Inc.	95,364

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,188	TradeStation Group, Inc.*	$23,464
7,305	TrustCo Bank Corp. NY	44,999
2,868	UMB Financial Corp.	112,712
7,952	Umpqua Holdings Corp.	93,516
3,646	United Bankshares, Inc.	62,347
7,872	United Community Banks, Inc./GA*	30,465
2,132	United Fire & Casualty Co.	36,756
2,047	Urstadt Biddle Properties, Inc., Class A (REIT)	28,085
8,828	Whitney Holding Corp./LA	71,065
1,849	Wilshire Bancorp, Inc.	12,961
2,293	Wintrust Financial Corp.	59,549
1,549	World Acceptance Corp.*	45,432
3,560	Zenith National Insurance Corp.	101,780
		6,905,831
	Health Care - 10.5%

2,100	Abaxis, Inc.*	47,187
1,035	Air Methods Corp.*	35,676
6,359	Align Technology, Inc.*	104,033
693	Almost Family, Inc.*	25,038
2,653	Amedisys, Inc.*	98,267
7,085	American Medical Systems Holdings, Inc.*	124,483
5,011	AMERIGROUP Corp.*	118,811
3,114	AMN Healthcare Services, Inc.*	24,881
2,926	Amsurg Corp.*	60,597
1,226	Analogic Corp.	49,665
2,685	Arqule, Inc.*	9,639
1,133	Bio-Reference Labs, Inc.*	37,162
2,788	Cambrex Corp.*	14,749
1,215	Cantel Medical Corp.*	21,749
3,645	Catalyst Health Solutions, Inc.*	123,967
4,101	Centene Corp.*	77,181
2,143	Chemed Corp.	96,821
930	Computer Programs & Systems, Inc.	42,957
2,774	Conmed Corp.*	57,671
4,316	Cooper Cos., Inc. (The)	144,543
728	Corvel Corp.*	21,760
2,939	Cross Country Healthcare, Inc.*	25,011
2,712	CryoLife, Inc.*	15,513
5,511	Cubist Pharmaceuticals, Inc.*	91,923
2,276	Cyberonics, Inc.*	40,968
1,687	Dionex Corp.*	118,275
5,392	Eclipsys Corp.*	98,889
1,567	Emergent Biosolutions, Inc.*	22,502
3,178	Enzo Biochem, Inc.*	16,462
4,022	eResearchTechnology, Inc.*	23,730
1,628	Genoptix, Inc.*	59,015
2,778	Gentiva Health Services, Inc.*	65,700
2,216	Greatbatch, Inc.*	40,752
2,452	Haemonetics Corp.*	130,888
3,007	Hanger Orthopedic Group, Inc.*	40,113
4,670	Healthspring, Inc.*	77,335
3,216	Healthways, Inc.*	55,219
2,497	HMS Holdings Corp.*	110,392
1,213	ICU Medical, Inc.*	40,029
1,956	Integra LifeSciences Holdings Corp.*	64,039
3,063	Invacare Corp.	76,269
3,205	inVentiv Health, Inc.*	50,767
1,294	IPC The Hospitalist Co., Inc.*	40,709
1,420	Kendle International, Inc.*	21,257
1,084	Kensey Nash Corp.*	25,246
888	Landauer, Inc.	50,509
1,770	LCA-Vision, Inc.*	9,753
1,440	LHC Group, Inc.*	44,309
3,365	Magellan Health Services, Inc.*	123,731
3,176	Martek Biosciences Corp.*	55,262
1,686	Medcath Corp.*	12,375
4,422	Mednax, Inc.*	248,562
3,867	Meridian Bioscience, Inc.	80,086
2,668	Merit Medical Systems, Inc.*	43,969
1,266	Molina Healthcare, Inc.*	26,459
1,157	MWI Veterinary Supply, Inc.*	42,913
2,706	Natus Medical, Inc.*	36,044
1,410	Neogen Corp.*	45,881
3,141	Odyssey HealthCare, Inc.*	45,639
3,023	Omnicell, Inc.*	30,835
1,716	Osteotech, Inc.*	4,565
1,721	Palomar Medical Technologies, Inc.*	15,747
3,321	Par Pharmaceutical Cos., Inc.*	78,774
5,513	Parexel International Corp.*	66,211
2,917	PharMerica Corp.*	43,901
4,125	Phase Forward, Inc.*	62,948
5,674	PSS World Medical, Inc.*	109,792
1,797	Quality Systems, Inc.	106,903
6,040	Regeneron Pharmaceuticals, Inc.*	110,835
2,271	RehabCare Group, Inc.*	63,974
2,447	Res-Care, Inc.*	31,395
5,171	Salix Pharmaceuticals Ltd.*	117,899
5,703	Savient Pharmaceuticals, Inc.*	76,591
1,665	SurModics, Inc.*	37,213
3,414	Symmetry Medical, Inc.*	27,380
3,192	Theragenics Corp.*	4,182
7,386	Viropharma, Inc.*	55,838
3,135	West Pharmaceutical Services, Inc.	120,854
2,016	Zoll Medical Corp.*	49,614
		4,768,783
	Industrials - 13.3%

2,160	A. O. Smith Corp.	90,547
1,195	AAON, Inc.	22,633
3,705	AAR Corp.*	69,135
4,428	ABM Industries, Inc.	81,608
6,462	Actuant Corp., Class A	105,524
4,107	Acuity Brands, Inc.	132,574
2,122	Administaff, Inc.	47,299
1,412	Aerovironment, Inc.*	40,581
2,615	Albany International Corp., Class A	47,279
846	American Science & Engineering, Inc.	58,839
2,604	Apogee Enterprises, Inc.	35,649
3,556	Applied Industrial Technologies, Inc.	73,787
1,258	Applied Signal Technology, Inc.	24,871
2,415	Arkansas Best Corp.	59,457
1,891	Astec Industries, Inc.*	47,199
1,895	ATC Technology Corp.*	41,728
1,171	AZZ, Inc.*	39,638
1,423	Badger Meter, Inc.	50,061
3,996	Baldor Electric Co.	102,897
4,003	Barnes Group, Inc.	62,087
4,446	Belden, Inc.	98,346
3,649	Bowne & Co., Inc.	22,113
4,992	Brady Corp., Class A	148,163
4,773	Briggs & Stratton Corp.	90,019
2,515	C&D Technologies, Inc.*	4,401
875	Cascade Corp.	19,836
1,211	CDI Corp.	14,387
2,453	Ceradyne, Inc.*	41,480
1,619	CIRCOR International, Inc.	39,083
4,861	CLARCOR, Inc.	154,920
3,656	Comfort Systems USA, Inc.	41,642
1,065	Consolidated Graphics, Inc.*	31,418
1,482	Cubic Corp.	51,603
4,350	Curtiss-Wright Corp.	123,801

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,284	EMCOR Group, Inc.*	$149,559
1,798	Encore Wire Corp.	35,780
1,922	EnPro Industries, Inc.*	44,091
2,514	ESCO Technologies, Inc.*	83,968
2,842	Esterline Technologies Corp.*	114,788
1,298	Exponent, Inc.*	35,033
2,766	Forward Air Corp.	62,678
1,765	G&K Services, Inc., Class A	39,007
4,960	Gardner Denver, Inc.	185,652
4,856	GenCorp, Inc.*	37,925
4,896	Geo Group, Inc. (The)*	97,332
2,880	Gibraltar Industries, Inc.	43,142
4,199	Griffon Corp.*	43,670
4,144	Healthcare Services Group, Inc.	81,595
5,018	Heartland Express, Inc.	74,016
1,626	Heidrick & Struggles International, Inc.	45,935
3,611	HUB Group, Inc., Class A*	95,511
2,363	II-VI, Inc.*	67,298
3,702	Insituform Technologies, Inc., Class A*	76,631
5,363	Interface, Inc., Class A	41,188
2,633	John Bean Technologies Corp.	45,209
2,449	Kaman Corp.	55,470
3,174	Kaydon Corp.	112,867
5,553	Knight Transportation, Inc.	94,456
381	Lawson Products, Inc.	5,467
1,172	Lindsay Corp.	41,125
1,610	Lydall, Inc.*	9,129
2,950	Magnetek, Inc.*	4,071
3,385	Mobile Mini, Inc.*	51,486
3,964	Moog, Inc., Class A*	104,689
3,556	Mueller Industries, Inc.	83,602
8,630	NCI Building Systems, Inc.*	16,052
2,668	Old Dominion Freight Line, Inc.*	70,649
3,460	On Assignment, Inc.*	21,936
5,389	Orbital Sciences Corp.*	67,524
3,595	Quanex Building Products Corp.	58,275
3,416	Regal-Beloit Corp.	162,124
3,136	Robbins & Myers, Inc.	72,097
1,529	School Specialty, Inc.*	34,861
3,645	Simpson Manufacturing Co., Inc.	90,615
5,301	Skywest, Inc.	77,978
4,911	Spherion Corp.*	25,685
1,210	Standard Register Co. (The)	5,469
1,172	Standex International Corp.	21,389
1,539	Stanley, Inc.*	41,061
3,352	SYKES Enterprises, Inc.*	82,292
3,434	Teledyne Technologies, Inc.*	115,108
5,781	Tetra Tech, Inc.*	152,272
3,261	Toro Co.	129,918
2,073	Tredegar Corp.	29,872
1,595	Triumph Group, Inc.	76,544
4,176	TrueBlue, Inc.*	50,779
2,265	United Stationers, Inc.*	115,379
1,843	Universal Forest Products, Inc.	66,237
1,963	Viad Corp.	36,257
1,865	Vicor Corp.*	15,293
1,152	Volt Information Sciences, Inc.*	10,218
3,036	Watsco, Inc.	152,286
2,796	Watts Water Technologies, Inc., Class A	85,697
		6,060,842
	Information Technology - 13.5%

2,491	Actel Corp.*	29,045
11,443	Adaptec, Inc.*	35,817
3,169	Advanced Energy Industries, Inc.*	34,637
1,913	Agilysys, Inc.	15,782
2,828	Anixter International, Inc.*	122,225
11,935	Arris Group, Inc.*	119,231
2,992	ATMI, Inc.*	46,526
2,715	Avid Technology, Inc.*	32,309
1,094	Bel Fuse, Inc., Class B	19,517
6,192	Benchmark Electronics, Inc.*	111,641
1,676	Black Box Corp.	47,246
4,179	Blackbaud, Inc.	93,025
3,815	Blue Coat Systems, Inc.*	100,830
6,575	Brightpoint, Inc.*	47,209
6,144	Brooks Automation, Inc.*	45,036
2,231	Cabot Microelectronics Corp.*	68,246
2,863	CACI International, Inc., Class A*	132,901
3,710	Checkpoint Systems, Inc.*	52,608
6,636	Ciber, Inc.*	21,036
3,784	Cognex Corp.	62,285
2,229	Cohu, Inc.	26,258
3,985	CommVault Systems, Inc.*	82,888
1,615	Compellent Technologies, Inc.*	33,544
2,300	comScore, Inc.*	36,823
2,686	Comtech Telecommunications Corp.*	77,196
4,035	Concur Technologies, Inc.*	149,536
3,351	CSG Systems International, Inc.*	64,875
3,230	CTS Corp.	29,942
6,626	Cybersource Corp.*	113,769
2,840	Cymer, Inc.*	94,970
14,778	Cypress Semiconductor Corp.*	141,425
3,265	Daktronics, Inc.	27,655
3,847	DealerTrack Holdings, Inc.*	65,630
2,354	Digi International, Inc.*	18,573
3,247	Diodes, Inc.*	56,952
2,184	DSP Group, Inc.*	13,737
1,666	DTS, Inc.*	50,213
875	Ebix, Inc.*	45,421
2,604	Electro Scientific Industries, Inc.*	25,337
1,457	EMS Technologies, Inc.*	18,766
4,368	Epicor Software Corp.*	32,760
3,105	EPIQ Systems, Inc.*	40,210
4,156	Exar Corp.*	29,175
1,540	FARO Technologies, Inc.*	30,045
3,584	FEI Co.*	87,521
1,424	Forrester Research, Inc.*	35,671
2,346	Gerber Scientific, Inc.*	11,730
9,167	Harmonic, Inc.*	46,385
3,576	Heartland Payment Systems, Inc.	38,227
2,036	Hittite Microwave Corp.*	76,798
2,228	Hutchinson Technology, Inc.*	15,841
3,369	Infospace, Inc.*	27,558
4,377	Insight Enterprises, Inc.*	44,427
1,653	Integral Systems, Inc.*	14,695
4,739	Intermec, Inc.*	58,241
2,091	Intevac, Inc.*	26,012
4,299	j2 Global Communications, Inc.*	85,464
2,683	JDA Software Group, Inc.*	62,997
1,292	Keithley Instruments, Inc.	5,413
2,864	Knot, Inc. (The)*	27,323
6,315	Kopin Corp.*	27,218
6,610	Kulicke & Soffa Industries, Inc.*	30,009
2,071	Littelfuse, Inc.*	54,219
1,722	LoJack Corp.*	6,819
2,145	Manhattan Associates, Inc.*	50,536
1,671	MAXIMUS, Inc.	77,685
2,157	Mercury Computer Systems, Inc.*	22,886
3,577	Methode Electronics, Inc.	28,473
4,103	Micrel, Inc.	29,336

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,766	Microsemi Corp.*	$118,276
4,715	MKS Instruments, Inc.*	71,432
1,589	MTS Systems Corp.	40,949
3,285	Netgear, Inc.*	65,207
3,227	Netscout Systems, Inc.*	40,628
2,808	Network Equipment Technologies, Inc.*	9,631
3,455	Newport Corp.*	25,256
2,925	Novatel Wireless, Inc.*	24,512
1,957	Park Electrochemical Corp.	46,283
1,794	PC-Tel, Inc.*	10,262
2,991	Perficient, Inc.*	25,065
2,418	Pericom Semiconductor Corp.*	24,930
3,336	Phoenix Technologies Ltd.*	8,774
3,766	Plexus Corp.*	102,285
3,826	Progress Software Corp.*	92,168
2,607	Radiant Systems, Inc.*	25,262
2,248	Radisys Corp.*	20,974
1,499	Rogers Corp.*	42,212
2,948	Rudolph Technologies, Inc.*	19,162
2,533	Scansource, Inc.*	58,943
2,538	Sigma Designs, Inc.*	29,644
16,331	Skyworks Solutions, Inc.*	201,034
2,747	Smith Micro Software, Inc.*	17,389
2,542	Sonic Solutions, Inc.*	21,810
2,104	Standard Microsystems Corp.*	40,481
1,132	StarTek, Inc.*	7,845
1,929	Stratasys, Inc.*	28,646
1,231	Supertex, Inc.*	29,446
4,168	Symmetricom, Inc.*	18,298
3,239	Synaptics, Inc.*	87,258
1,929	SYNNEX Corp.*	54,610
7,747	Take-Two Interactive Software, Inc.*	87,154
3,626	Taleo Corp., Class A*	74,913
3,930	Technitrol, Inc.	19,886
6,410	Tekelec*	91,150
3,081	TeleTech Holdings, Inc.*	59,432
6,437	THQ, Inc.*	31,541
1,209	Tollgrade Communications, Inc.*	7,133
14,363	TriQuint Semiconductor, Inc.*	78,135
4,113	TTM Technologies, Inc.*	42,652
2,664	Tyler Technologies, Inc.*	53,227
2,248	Ultratech, Inc.*	29,629
7,998	United Online, Inc.	54,386
6,992	Varian Semiconductor Equipment Associates, Inc.*	203,676
3,574	Veeco Instruments, Inc.*	97,606
2,658	Viasat, Inc.*	81,468
4,219	Websense, Inc.*	66,365
3,640	Wright Express Corp.*	106,179
		6,127,540
	Materials - 3.7%

2,490	A. Schulman, Inc.	40,637
1,595	A.M. Castle & Co.	20,895
2,362	AMCOL International Corp.	64,364
1,965	American Vanguard Corp.	14,443
2,388	Arch Chemicals, Inc.	64,022
1,772	Balchem Corp.	56,491
1,924	Brush Engineered Materials, Inc.*	34,055
3,696	Buckeye Technologies, Inc.*	35,777
5,223	Calgon Carbon Corp.*	73,070
5,461	Century Aluminum Co.*	53,245
1,085	Clearwater Paper Corp.*	53,306
1,016	Deltic Timber Corp.	38,832
4,163	Eagle Materials, Inc.	112,234
4,638	H.B. Fuller Co.	94,430
4,832	Headwaters, Inc.*	22,759
2,696	Myers Industries, Inc.	22,296
1,398	Neenah Paper, Inc.	19,474
1,115	NewMarket Corp.	116,763
862	Olympic Steel, Inc.	23,903
2,934	OM Group, Inc.*	89,868
1,080	Penford Corp.	8,986
8,818	PolyOne Corp.*	63,313
1,057	Quaker Chemical Corp.	20,601
3,684	Rock-Tenn Co., Class A	166,406
2,779	RTI International Metals, Inc.*	55,052
1,712	Schweitzer-Mauduit International, Inc.	105,391
711	Stepan Co.	44,594
2,644	Texas Industries, Inc.	91,853
4,667	Wausau Paper Corp.	47,370
2,058	Zep, Inc.	36,385
		1,690,815
	Telecommunication Services - 0.4%

2,455	Cbeyond, Inc.*	31,694
4,109	General Communication, Inc., Class A*	24,818
3,118	Iowa Telecommunications Services, Inc.	49,577
3,189	Neutral Tandem, Inc.*	73,570
2,152	USA Mobility, Inc.	21,477
		201,136
	Utilities - 2.9%

2,768	Allete, Inc.	92,562
1,764	American States Water Co.	58,353
5,215	Avista Corp.	108,524
1,110	Central Vermont Public Service Corp.	21,545
1,506	CH Energy Group, Inc.	60,812
4,294	El Paso Electric Co.*	85,021
2,116	Laclede Group, Inc. (The)	66,252
4,010	New Jersey Resources Corp.	141,272
2,525	Northwest Natural Gas Co.	108,272
6,978	Piedmont Natural Gas Co., Inc.	165,380
2,839	South Jersey Industries, Inc.	102,374
4,273	Southwest Gas Corp.	111,995
2,858	UIL Holdings Corp.	77,052
3,410	Unisource Energy Corp.	101,686
		1,301,100
	Total Common Stocks (Cost $29,049,872)	35,757,728

Principal Amount
	Repurchase Agreements (a) - 8.2%
$104,327	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $104,327(b)	104,327
208,655	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $208,656(c)	208,655
625,964	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $625,971 (d)	625,964
125,453	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $125,454(e)	125,453

See accompanying notes to the financial statements.

Principal Amount		Value
$219,087	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $219,088(f)	$219,087
417,309	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $417,318 (g)	417,309
104,327	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $104,327 (h)	104,327
625,964	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $625,967 (i)	625,964
521,637	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $521,639(j)	521,637
312,982	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $312,983(k)	312,982
481,612	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $481,614(l)	481,612
	Total Repurchase Agreements (Cost $3,747,317)	3,747,317
	Total Investment Securities (Cost $32,797,189) — 86.8%	39,505,045
	Other assets less liabilities — 13.2%	6,012,318
	Net Assets — 100.0%	$45,517,363

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $14,090,851.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $106,414. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $212,828. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $638,485. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $127,962. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $223,470. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $425,656. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $106,414. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $638,484. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $532,071. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $319,243. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $491,245. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,232,151)
Net unrealized depreciation	$(4,232,151)
Federal income tax cost of investments	$43,737,196

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	$10,360,284	$3,456,113

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	10,422,102	(567,053)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	19,695,032	4,862,680

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600™ Index	14,769,966	(632,162)

		$7,119,578

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$35,757,728	$—	$35,757,728
Repurchase Agreements	—	3,747,317	3,747,317
Total Investment Securities	35,757,728	3,747,317	39,505,045
Other Financial Instruments*:
Swap Agreements	—	7,119,578	7,119,578
Total Other Financial Instruments	—	7,119,578	7,119,578
Total Investments	$35,757,728	$10,866,895	$46,624,623

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 71.4%
	Consumer Discretionary - 9.8%

3,471	1-800-Flowers.com, Inc., Class A*	$7,775
6,203	99 Cents Only Stores*	74,560
3,350	AFC Enterprises, Inc.*	26,230
2,490	Ambassadors Group, Inc.	29,332
4,331	American Apparel, Inc.*	12,820
5,727	American Axle & Manufacturing Holdings, Inc.	35,794
5,237	American Greetings Corp., Class A	108,406
2,413	American Public Education, Inc.*	77,288
1,314	America’s Car-Mart, Inc.*	31,786
2,842	Amerigon, Inc.*	18,842
3,394	Ameristar Casinos, Inc.	58,988
7,769	AnnTaylor Stores Corp.*	108,611
3,508	Arbitron, Inc.	75,527
9,791	ArvinMeritor, Inc.*	79,405
4,266	Asbury Automotive Group, Inc.*	45,476
1,863	Ascent Media Corp., Class A*	42,663
2,278	Audiovox Corp., Class A*	16,789
7,229	Bally Technologies, Inc.*	300,220
5,195	Beazer Homes USA, Inc.*	22,338
3,178	Bebe Stores, Inc.	17,161
11,836	Belo Corp., Class A	55,748
1,743	Benihana, Inc., Class A*	5,717
2,855	Big 5 Sporting Goods Corp.	46,651
2,611	BJ’s Restaurants, Inc.*	44,570
1,685	Blue Nile, Inc.*	94,175
1,902	Bluegreen Corp.*	4,413
787	Blyth, Inc.	25,601
4,065	Bob Evans Farms, Inc.	102,682
931	Books-A-Million, Inc.	6,582
6,471	Borders Group, Inc.*	9,059
1,830	Bridgepoint Education, Inc.*	29,225
1,268	Brookfield Homes Corp.*	7,418
5,505	Brown Shoe Co., Inc.	56,481
11,692	Brunswick Corp.	117,388
3,371	Buckle, Inc. (The)	92,163
2,386	Buffalo Wild Wings, Inc.*	95,297
2,220	Build-A-Bear Workshop, Inc.*	10,523
5,294	Cabela’s, Inc.*	63,846
2,552	California Pizza Kitchen, Inc.*	32,053
8,541	Callaway Golf Co.	61,239
1,934	Capella Education Co.*	137,856
910	Caribou Coffee Co., Inc.*	7,662
1,458	Carmike Cinemas, Inc.*	8,879
1,496	Carrols Restaurant Group, Inc.*	9,904
7,509	Carter’s, Inc.*	163,321
3,669	Cato Corp. (The), Class A	70,188
878	Cavco Industries, Inc.*	31,336
3,050	CEC Entertainment, Inc.*	88,938
15,295	Charming Shoppes, Inc.*	73,722
7,956	Cheesecake Factory, Inc. (The)*	149,811
1,006	Cherokee, Inc.	18,259
2,911	Children’s Place Retail Stores, Inc. (The)*	92,919
568	China Automotive Systems, Inc.*	10,991
3,889	ChinaCast Education Corp.*	27,417
4,750	Christopher & Banks Corp.	27,122
1,255	Churchill Downs, Inc.	43,423
4,265	Cinemark Holdings, Inc.	53,952
1,954	Citi Trends, Inc.*	53,305
6,457	CKE Restaurants, Inc.	54,497
7,700	CKX, Inc.*	42,042
4,005	Coinstar, Inc.*	107,294
7,567	Coldwater Creek, Inc.*	32,084
8,491	Collective Brands, Inc.*	164,216
1,518	Columbia Sportswear Co.	58,322
1,323	Conn’s, Inc.*	7,568
7,810	Cooper Tire & Rubber Co.	139,955
1,288	Core-Mark Holding Co., Inc.*	38,743
10,604	Corinthian Colleges, Inc.*	157,151
673	CPI Corp.	7,975
2,990	Cracker Barrel Old Country Store, Inc.	112,304
11,108	CROCS, Inc.*	54,096
1,445	Crown Media Holdings, Inc., Class A*	2,225
1,002	CSS Industries, Inc.	18,587
18,455	Dana Holding Corp.*	134,352
1,737	Deckers Outdoor Corp.*	160,898
12,743	Denny’s Corp.*	29,181
619	Destination Maternity Corp.*	10,956
6,782	Dillard’s, Inc., Class A	115,226
2,328	DineEquity, Inc.*	49,610
3,975	Dolan Media Co.*	46,706
4,892	Domino’s Pizza, Inc.*	38,500
1,509	Dorman Products, Inc.*	22,318
1,874	Dover Downs Gaming & Entertainment, Inc.	8,545
7,490	Dress Barn, Inc.*	160,810
2,426	Drew Industries, Inc.*	46,943
11,505	Drugstore.com, Inc.*	34,285
1,606	DSW, Inc., Class A*	37,484
3,797	E.W. Scripps Co. (The), Class A*	23,921
35,542	Eastman Kodak Co.*	143,945
635	Einstein Noah Restaurant Group, Inc.*	6,306
3,251	Ethan Allen Interiors, Inc.	37,744
6,647	Exide Technologies*	49,852
1,938	FGX International Holdings Ltd.*	31,977
5,612	Finish Line (The), Class A	49,666
773	Fisher Communications, Inc.*	12,445
6,209	Fossil, Inc.*	191,548
5,302	Fred’s, Inc., Class A	51,801
295	Frisch’s Restaurants, Inc.	6,903
1,824	Fuel Systems Solutions, Inc.*	87,990
1,624	Fuqi International, Inc.*	35,598
5,495	Furniture Brands International, Inc.*	22,969
1,725	G-III Apparel Group Ltd.*	29,273
2,142	Gaiam, Inc., Class A*	15,187
682	Gander Mountain Co.*	3,403
5,253	Gaylord Entertainment Co.*	92,453
3,001	Genesco, Inc.*	78,446
2,151	Global Sources Ltd.*	12,648
2,082	Grand Canyon Education, Inc.*	39,912
3,689	Great Wolf Resorts, Inc.*	8,964
3,190	Group 1 Automotive, Inc.*	80,516
3,871	Gymboree Corp.*	154,530
5,015	Harte-Hanks, Inc.	48,194
2,335	Haverty Furniture Cos., Inc.	27,903
727	Hawk Corp., Class A*	11,850
3,941	Helen of Troy Ltd.*	80,988
1,696	hhgregg, Inc.*	32,818
3,787	Hibbett Sports, Inc.*	71,612
1,423	Hooker Furniture Corp.	17,361
5,837	HOT Topic, Inc.*	33,504
6,872	Hovnanian Enterprises, Inc., Class A*	27,007
5,265	HSN, Inc.*	94,349
9,444	Iconix Brand Group, Inc.*	106,339
5,247	Interval Leisure Group, Inc.*	60,026
2,567	iRobot Corp.*	36,195
2,059	Isle of Capri Casinos, Inc.*	15,587

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,662	J. Crew Group, Inc.*	$285,067
7,565	Jack in the Box, Inc.*	141,239
3,815	Jackson Hewitt Tax Service, Inc.	15,794
3,691	Jakks Pacific, Inc.*	44,513
3,511	Jo-Ann Stores, Inc.*	117,127
11,326	Jones Apparel Group, Inc.	191,976
2,423	JoS. A. Bank Clothiers, Inc.*	98,883
5,432	Journal Communications, Inc., Class A	18,958
3,123	K12, Inc.*	55,964
1,004	Kenneth Cole Productions, Inc., Class A*	9,337
1,638	Kirkland’s, Inc.*	24,947
3,933	Knology, Inc.*	38,779
7,753	Krispy Kreme Doughnuts, Inc.*	24,965
3,466	K-Swiss, Inc., Class A	30,258
2,485	Lakes Entertainment, Inc.*	6,362
965	Landry’s Restaurants, Inc.*	20,516
6,818	La-Z-Boy, Inc.*	65,112
4,501	Leapfrog Enterprises, Inc.*	13,503
1,001	Learning Tree International, Inc.*	11,021
5,346	Life Time Fitness, Inc.*	120,820
3,559	LIN TV Corp., Class A*	13,560
1,284	Lincoln Educational Services Corp.*	28,402
2,738	Lithia Motors, Inc., Class A*	19,878
11,081	Live Nation, Inc.*	79,340
12,609	Liz Claiborne, Inc.*	52,580
2,670	LodgeNet Interactive Corp.*	11,988
2,665	Luby’s, Inc.*	9,461
5,386	Lululemon Athletica, Inc.*	140,952
1,915	Lumber Liquidators, Inc.*	45,232
2,430	M/I Homes, Inc.*	26,633
1,513	Mac-Gray Corp.*	12,240
2,500	Maidenform Brands, Inc.*	36,225
2,665	Marcus Corp.	33,019
1,309	Marine Products Corp.	6,165
3,509	Martha Stewart Living Omnimedia, Class A*	16,141
4,031	Matthews International Corp., Class A	139,634
1,959	McCormick & Schmick’s Seafood Restaurants, Inc.*	12,126
5,198	Mediacom Communications Corp., Class A*	21,000
6,897	Men’s Wearhouse, Inc. (The)	140,699
4,148	Meritage Homes Corp.*	73,959
1,855	Midas, Inc.*	13,523
6,200	Modine Manufacturing Co.*	65,906
1,183	Monarch Casino & Resort, Inc.*	8,849
2,212	Monro Muffler Brake, Inc.	66,316
2,875	Morgans Hotel Group Co.*	10,580
2,154	Movado Group, Inc.	22,165
3,534	Multimedia Games, Inc.*	19,402
5,588	National CineMedia, Inc.	81,641
637	National Presto Industries, Inc.	59,349
3,322	New York & Co., Inc.*	12,557
1,076	NIVS IntelliMedia Technology Group, Inc.*	2,367
551	Nobel Learning Communities, Inc.*	4,298
4,067	NutriSystem, Inc.	100,455
2,297	O’Charleys, Inc.*	14,747
10,100	OfficeMax, Inc.*	106,858
4,826	Orbitz Worldwide, Inc.*	28,570
10,181	Orient-Express Hotels Ltd., Class A*	85,113
1,932	Outdoor Channel Holdings, Inc.*	11,341
2,077	Overstock.com, Inc.*	30,366
1,671	Oxford Industries, Inc.	35,843
3,139	P.F. Chang’s China Bistro, Inc.*	102,394
8,711	Pacific Sunwear of California*	29,095
2,888	Papa John’s International, Inc.*	63,883
1,502	Peet’s Coffee & Tea, Inc.*	48,905
6,440	PEP Boys-Manny Moe & Jack	52,100
1,245	Perry Ellis International, Inc.*	17,405
3,092	PetMed Express, Inc.	50,771
11,998	Pier 1 Imports, Inc.*	45,472
7,953	Pinnacle Entertainment, Inc.*	84,063
2,845	Playboy Enterprises, Inc., Class B*	11,181
4,052	Polaris Industries, Inc.	176,789
6,410	Pool Corp.	115,765
989	Pre-Paid Legal Services, Inc.*	37,661
2,214	Primedia, Inc.	6,952
1,936	Princeton Review, Inc.*	7,512
16,971	Quiksilver, Inc.*	29,699
8,161	Raser Technologies, Inc.*	9,467
2,838	RC2 Corp.*	38,881
4,832	RCN Corp.*	41,410
2,294	Reading International, Inc., Class A*	8,809
1,767	Red Lion Hotels Corp.*	7,969
2,062	Red Robin Gourmet Burgers, Inc.*	32,188
7,570	Regis Corp.	118,546
8,750	Rent-A-Center, Inc.*	154,787
1,246	Rentrak Corp.*	18,628
3,310	Retail Ventures, Inc.*	25,785
952	Rex Stores Corp.*	12,881
8,619	Ruby Tuesday, Inc.*	54,558
2,620	Ruth’s Hospitality Group, Inc.*	5,685
5,708	Ryland Group, Inc.	104,513
16,714	Saks, Inc.*	102,123
12,454	Sally Beauty Holdings, Inc.*	86,929
2,977	Scholastic Corp.	75,050
5,981	Sealy Corp.*	16,029
1,177	Shoe Carnival, Inc.*	21,292
7,103	Shuffle Master, Inc.*	58,031
2,742	Shutterfly, Inc.*	39,320
5,669	Sinclair Broadcast Group, Inc., Class A	20,805
4,393	Skechers U.S.A., Inc., Class A*	96,997
908	Skyline Corp.	14,955
7,883	Smith & Wesson Holding Corp.*	38,942
4,077	Sonic Automotive, Inc., Class A	36,081
8,053	Sonic Corp.*	77,631
8,877	Sotheby’s	168,397
4,291	Spartan Motors, Inc.	22,227
1,726	Speedway Motorsports, Inc.	27,564
1,228	Sport Supply Group, Inc.	13,164
5,037	Stage Stores, Inc.	60,897
1,449	Stamps.com, Inc.*	12,911
2,075	Standard Motor Products, Inc.*	18,654
13,384	Standard Pacific Corp.*	42,695
1,373	Stanley Furniture Co., Inc.*	10,201
3,218	Steak n Shake Co. (The)*	36,943
3,394	Stein Mart, Inc.*	34,856
1,935	Steiner Leisure Ltd.*	76,529
895	Steinway Musical Instruments, Inc.*	12,798
2,072	Steven Madden Ltd.*	73,929
10,653	Stewart Enterprises, Inc., Class A	49,856
1,993	Stoneridge, Inc.*	13,931
2,529	Sturm Ruger & Co., Inc.	27,212
3,066	Superior Industries International, Inc.	43,905
869	Syms Corp.*	6,257

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,353	Systemax, Inc.	$20,836
3,210	Talbots, Inc.*	21,218
9,925	Tempur-Pedic International, Inc.*	213,884
6,266	Tenneco, Inc.*	90,356
6,630	Texas Roadhouse, Inc.*	68,156
4,998	Ticketmaster Entertainment, Inc.*	52,629
5,767	Timberland Co. (The), Class A*	96,309
2,563	Town Sports International Holdings, Inc.*	5,639
4,754	Tractor Supply Co.*	221,964
3,359	True Religion Apparel, Inc.*	61,940
3,980	Tuesday Morning Corp.*	8,995
8,301	Tupperware Brands Corp.	386,412
1,302	U.S. Auto Parts Network, Inc.*	6,002
3,669	Ulta Salon Cosmetics & Fragrance, Inc.*	60,282
4,392	Under Armour, Inc., Class A*	112,435
5,919	Unifi, Inc.*	18,053
1,870	Unifirst Corp.	82,186
1,811	Universal Electronics, Inc.*	38,955
2,615	Universal Technical Institute, Inc.*	49,397
1,333	Universal Travel Group*	13,956
3,896	Vail Resorts, Inc.*	151,126
6,386	Valassis Communications, Inc.*	94,704
182	Value Line, Inc.	4,823
2,500	Volcom, Inc.*	39,250
6,066	Warnaco Group, Inc. (The)*	246,947
1,892	West Marine, Inc.*	13,244
12,855	Wet Seal, Inc. (The), Class A*	37,408
935	Weyco Group, Inc.	21,664
3,862	Winnebago Industries*	41,903
6,512	Wolverine World Wide, Inc.	166,512
1,956	Wonder Auto Technology, Inc.*	23,316
2,898	World Wrestling Entertainment, Inc., Class A	46,571
3,979	Youbet.com, Inc.*	11,619
3,145	Zale Corp.*	14,781
2,675	Zumiez, Inc.*	29,238
		15,602,646
	Consumer Staples - 2.5%

3,657	AgFeed Industries, Inc.*	19,492
473	Alico, Inc.	12,303
11,789	Alliance One International, Inc.*	56,234
1,291	American Dairy, Inc.*	32,094
2,780	American Italian Pasta Co., Class A*	88,654
8,180	American Oriental Bioengineering, Inc.*	32,802
2,408	Andersons, Inc. (The)	62,921
155	Arden Group, Inc., Class A	14,413
3,877	B&G Foods, Inc., Class A	33,187
8,765	Bare Escentuals, Inc.*	112,104
1,169	Boston Beer Co., Inc., Class A*	49,203
1,373	Calavo Growers, Inc.	23,176
1,798	Cal-Maine Foods, Inc.	49,337
6,742	Casey’s General Stores, Inc.	206,238
8,251	Central Garden and Pet Co., Class A*	68,071
2,571	Chattem, Inc.*	169,275
1,375	China Sky One Medical, Inc.*	22,564
1,263	China-Biotics, Inc.*	17,859
5,899	Chiquita Brands International, Inc.*	100,224
558	Coca-Cola Bottling Co. Consolidated	26,416
10,892	Darling International, Inc.*	77,551
2,188	Diamond Foods, Inc.	67,565
392	Diedrich Coffee, Inc.*	12,983
3,207	Elizabeth Arden, Inc.*	47,303
886	Farmer Bros Co.	15,443
2,097	Female Health Co. (The)*	11,450
5,419	Fresh Del Monte Produce, Inc.*	117,755
4,469	Great Atlantic & Pacific Tea Co.*	49,695
435	Griffin Land & Nurseries, Inc.	12,067
5,391	Hain Celestial Group, Inc. (The)*	93,480
10,598	Heckmann Corp.*	45,889
1,312	HQ Sustainable Maritime Industries, Inc.*	9,328
1,619	Imperial Sugar Co.	24,447
1,695	Ingles Markets, Inc., Class A	26,459
1,886	Inter Parfums, Inc.	22,236
1,878	J&J Snack Foods Corp.	67,796
2,539	Lancaster Colony Corp.	121,161
3,687	Lance, Inc.	89,778
646	Lifeway Foods, Inc.*	7,300
2,084	Mannatech, Inc.	5,919
1,714	Medifast, Inc.*	46,244
1,710	Nash Finch Co.	56,105
1,451	National Beverage Corp.*	15,598
6,552	Nu Skin Enterprises, Inc., Class A	175,463
1,444	Nutraceutical International Corp.*	17,256
680	Oil-Dri Corp of America	10,180
2,484	Omega Protein Corp.*	9,762
724	Orchids Paper Products Co.*	13,394
2,088	Overhill Farms, Inc.*	12,027
2,981	Pantry, Inc. (The)*	44,059
4,483	Prestige Brands Holdings, Inc.*	31,247
2,112	Pricesmart, Inc.	39,684
2,577	Revlon, Inc., Class A*	46,644
5,699	Ruddick Corp.	151,707
2,685	Sanderson Farms, Inc.	107,856
1,497	Schiff Nutrition International, Inc.	8,713
1,243	Seneca Foods Corp., Class A*	29,397
8,303	Smart Balance, Inc.*	44,753
2,948	Spartan Stores, Inc.	40,771
10,647	Star Scientific, Inc.*	5,962
1,014	Susser Holdings Corp.*	10,748
2,386	Synutra International, Inc.*	29,109
3,205	Tootsie Roll Industries, Inc.	81,471
4,174	TreeHouse Foods, Inc.*	145,547
5,692	United Natural Foods, Inc.*	143,495
3,312	Universal Corp.	142,118
824	USANA Health Sciences, Inc.*	26,442
5,149	Vector Group Ltd.	71,623
818	Village Super Market, Inc., Class A	24,720
2,191	WD-40 Co.	70,441
1,463	Weis Markets, Inc.	50,883
7,218	Winn-Dixie Stores, Inc.*	77,810
1,187	Zapata Corp.*	8,250
3,194	Zhongpin, Inc.*	43,470
		3,955,121
	Energy - 3.5%

7,821	Allis-Chalmers Energy, Inc.*	25,340
1,071	Alon USA Energy, Inc.	7,700
1,216	Apco Oil and Gas International, Inc.	26,716
1,586	Approach Resources, Inc.*	11,102
5,064	Arena Resources, Inc.*	207,067
8,956	Atlas Energy, Inc.	230,169
5,264	ATP Oil & Gas Corp.*	83,961
2,992	Basic Energy Services, Inc.*	20,585
5,668	Berry Petroleum Co., Class A	154,906
5,087	Bill Barrett Corp.*	145,234
1,145	Bolt Technology Corp.*	12,538

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,361	Boots & Coots, Inc.*	$14,816
12,262	BPZ Resources, Inc.*	89,267
11,004	Brigham Exploration Co.*	114,882
3,875	Bristow Group, Inc.*	132,990
3,134	Bronco Drilling Co., Inc.*	16,516
5,934	Cal Dive International, Inc.*	43,081
2,546	CARBO Ceramics, Inc.	151,029
3,686	Carrizo Oil & Gas, Inc.*	77,590
7,458	Cheniere Energy, Inc.*	14,170
785	Clayton Williams Energy, Inc.*	22,192
4,712	Clean Energy Fuels Corp.*	55,130
7,730	Complete Production Services, Inc.*	80,315
1,603	Contango Oil & Gas Co.*	71,141
919	CREDO Petroleum Corp.*	8,740
5,364	Crosstex Energy, Inc.	26,069
3,574	Cubic Energy, Inc.*	4,110
3,051	CVR Energy, Inc.*	22,364
1,037	Dawson Geophysical Co.*	22,441
1,686	Delek U.S. Holdings, Inc.	11,583
23,569	Delta Petroleum Corp.*	21,448
6,574	DHT Maritime, Inc.	26,427
3,862	Dril-Quip, Inc.*	208,587
15,077	Endeavour International Corp.*	14,323
2,462	ENGlobal Corp.*	7,386
17,293	Evergreen Energy, Inc.*	5,222
5,620	FX Energy, Inc.*	13,881
6,453	General Maritime Corp.	45,623
783	Geokinetics, Inc.*	8,034
954	Georesources, Inc.*	10,265
13,214	Global Industries Ltd.*	77,566
4,142	GMX Resources, Inc.*	48,379
4,281	Golar LNG Ltd.	53,812
3,237	Goodrich Petroleum Corp.*	71,635
26,992	Gran Tierra Energy, Inc.*	154,124
1,235	Green Plains Renewable Energy, Inc.*	14,338
1,623	Gulf Island Fabrication, Inc.	35,690
3,014	Gulfmark Offshore, Inc.*	82,162
3,475	Gulfport Energy Corp.*	33,047
4,372	Harvest Natural Resources, Inc.*	26,013
15,188	Hercules Offshore, Inc.*	77,611
3,032	Hornbeck Offshore Services, Inc.*	69,160
12,026	International Coal Group, Inc.*	50,148
14,075	ION Geophysical Corp.*	76,568
145	Isramco, Inc.*	10,172
3,661	James River Coal Co.*	67,106
16,387	Key Energy Services, Inc.*	124,869
2,272	Knightsbridge Tankers Ltd.	29,672
1,962	Lufkin Industries, Inc.	118,054
3,461	Matrix Service Co.*	29,626
10,065	McMoRan Exploration Co.*	73,072
1,601	Natural Gas Services Group, Inc.*	28,001
11,744	Newpark Resources, Inc.*	31,474
5,601	Nordic American Tanker Shipping	179,064
4,012	Northern Oil and Gas, Inc.*	36,710
29,444	Oilsands Quest, Inc.*	35,627
542	OYO Geospace Corp.*	17,642
940	Panhandle Oil and Gas, Inc., Class A	19,533
15,373	Parker Drilling Co.*	76,865
9,783	Patriot Coal Corp.*	119,842
6,007	Penn Virginia Corp.	108,847
2,544	Petroleum Development Corp.*	45,716
6,780	Petroquest Energy, Inc.*	38,171
1,756	PHI, Inc. (Non-Voting)*	31,169
5,679	Pioneer Drilling Co.*	34,415
83	PrimeEnergy Corp.*	2,847
3,361	Rex Energy Corp.*	30,417
6,917	Rosetta Resources, Inc.*	108,943
3,741	RPC, Inc.	36,138
5,835	Ship Finance International Ltd.	76,088
5,518	Stone Energy Corp.*	104,345
8,997	Sulphco, Inc.*	7,198
1,842	Superior Well Services, Inc.*	23,891
4,954	Swift Energy Co.*	106,362
8,369	Syntroleum Corp.*	17,575
1,670	T-3 Energy Services, Inc.*	41,683
1,387	Teekay Tankers Ltd., Class A	11,054
9,983	Tetra Technologies, Inc.*	103,424
1,753	TGC Industries, Inc.*	7,047
2,852	Toreador Resources Corp.*	23,529
1,325	Union Drilling, Inc.*	7,924
5,963	Uranerz Energy Corp.*	8,229
7,458	Uranium Energy Corp.*	23,642
14,896	USEC, Inc.*	54,519
7,719	Vaalco Energy, Inc.*	32,343
8,977	Vantage Drilling Co.*	14,812
2,393	Venoco, Inc.*	26,682
4,499	W&T Offshore, Inc.	46,565
9,369	Warren Resources, Inc.*	22,392
5,397	Western Refining, Inc.*	25,096
1,357	Westmoreland Coal Co.*	9,160
5,233	Willbros Group, Inc.*	82,420
3,904	World Fuel Services Corp.	207,615
2,110	Zion Oil & Gas, Inc.*	12,913
		5,665,693
	Financials - 14.7%

1,987	1st Source Corp.	28,215
2,900	Abington Bancorp, Inc.	19,807
5,255	Acadia Realty Trust (REIT)	85,499
6,078	Advance America Cash Advance Centers, Inc.	38,048
933	Agree Realty Corp. (REIT)	22,980
266	Alexander’s, Inc. (REIT)*	74,094
555	Alliance Financial Corp./NY	15,662
23,675	Allied Capital Corp.	83,810
38,076	Ambac Financial Group, Inc.*	29,319
6,911	American Campus Communities, Inc. (REIT)	186,251
1,647	American Capital Agency Corp. (REIT)	43,596
37,085	American Capital Ltd.*	109,030
7,703	American Equity Investment Life Holding Co.*	56,386
806	American National Bankshares, Inc.	16,370
1,276	American Physicians Capital, Inc.	34,809
842	American Physicians Service Group, Inc.	19,576
345	American Realty Investors, Inc.*	3,516
1,137	American Safety Insurance Holdings Ltd.*	17,089
1,822	Ameris Bancorp	12,043
2,500	Amerisafe, Inc.*	42,225
870	Ames National Corp.	16,817
3,009	Amtrust Financial Services, Inc.	35,958
10,425	Anthracite Capital, Inc. (REIT)*	3,962
14,258	Anworth Mortgage Asset Corp. (REIT)	102,658
21,582	Apollo Investment Corp.	207,619
12,865	Ares Capital Corp.	149,491
4,088	Argo Group International Holdings Ltd.*	119,247
1,245	Arrow Financial Corp.	31,474

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,674	Ashford Hospitality Trust, Inc. (REIT)*	$32,001
1,976	Asset Acceptance Capital Corp.*	11,540
1,972	Associated Estates Realty Corp. (REIT)	19,483
13,868	Assured Guaranty Ltd.	314,526
11,330	Astoria Financial Corp.	117,605
315	Auburn National Bancorp., Inc.	6,114
1,037	Avatar Holdings, Inc.*	15,866
1,071	Baldwin & Lyons, Inc., Class B	24,826
882	Bancfirst Corp.	33,119
3,626	Banco Latinoamericano de Comercio Exterior S.A.	50,619
474	Bancorp Rhode Island, Inc.	11,954
2,652	Bancorp, Inc. (The)/DE*	15,408
6,205	Bank Mutual Corp.	43,497
418	Bank of Kentucky Financial Corp.	8,347
685	Bank of Marin Bancorp	22,262
1,722	Bank of the Ozarks, Inc.	45,771
2,853	BankFinancial Corp.	26,790
2,215	Banner Corp.	6,180
378	Bar Harbor Bankshares	10,149
4,339	Beneficial Mutual Bancorp, Inc.*	40,353
1,825	Berkshire Hills Bancorp, Inc.	34,419
6,125	BGC Partners, Inc., Class A	25,909
12,992	BioMed Realty Trust, Inc. (REIT)	177,860
1,648	BlackRock Kelso Capital Corp.	13,217
8,979	Boston Private Financial Holdings, Inc.	42,112
817	Bridge Bancorp, Inc.	17,222
6,892	Broadpoint Gleacher Securities, Inc.*	37,355
7,823	Brookline Bancorp, Inc.	74,397
416	Brooklyn Federal Bancorp, Inc.	4,509
927	Bryn Mawr Bank Corp.	13,933
2,613	Calamos Asset Management, Inc., Class A	27,463
239	California First National Bancorp	2,873
1,011	Camden National Corp.	30,997
1,570	Cape Bancorp, Inc.*	11,116
1,584	Capital City Bank Group, Inc.	19,436
384	Capital Southwest Corp.	30,056
6,345	CapLease, Inc. (REIT)	27,347
8,414	Capstead Mortgage Corp. (REIT)	120,152
3,758	Cardinal Financial Corp.	31,830
1,757	Cardtronics, Inc.*	19,415
1,632	Care Investment Trust, Inc. (REIT)	13,480
3,915	Cash America International, Inc.	125,906
7,189	Cathay General Bancorp	56,146
18,260	CBL & Associates Properties, Inc. (REIT)	169,088
5,159	Cedar Shopping Centers, Inc. (REIT)	31,160
1,640	Center Bancorp, Inc.	14,006
2,459	Centerstate Banks, Inc.	20,287
3,807	Central Pacific Financial Corp.*	3,084
466	Century Bancorp, Inc./MA, Class A	9,772
2,823	Chemical Financial Corp.	66,425
365	Cheviot Financial Corp.	2,559
856	Chicopee Bancorp, Inc.*	10,709
3,406	China Housing & Land Development, Inc.*	14,884
1,177	Citizens & Northern Corp.	10,299
533	Citizens Holding Co.	11,310
52,278	Citizens Republic Bancorp, Inc.*	29,276
4,398	Citizens, Inc./TX*	27,048
2,111	City Holding Co.	68,861
1,232	Clifton Savings Bancorp, Inc.	10,940
2,220	CNA Surety Corp.*	29,859
1,143	CNB Financial Corp./PA	18,528
3,883	CoBiz Financial, Inc.	16,503
3,981	Cogdell Spencer, Inc. (REIT)	20,104
2,274	Cohen & Steers, Inc.	43,524
8,787	Colonial Properties Trust (REIT)	94,987
3,716	Columbia Banking System, Inc.	54,514
4,340	Community Bank System, Inc.	80,550
2,005	Community Trust Bancorp, Inc.	46,997
3,166	Compass Diversified Holdings	35,269
2,153	CompuCredit Holdings Corp.*	4,995
24,477	Conseco, Inc.*	117,245
716	Consolidated-Tomoka Land Co.	25,776
9,674	Cousins Properties, Inc. (REIT)	69,653
2,090	Cowen Group, Inc., Class A*	13,773
2,754	Crawford & Co., Class B*	10,575
806	Credit Acceptance Corp.*	27,880
11,251	CVB Financial Corp.	87,195
2,191	Cypress Sharpridge Investments, Inc. (REIT)	28,702
2,891	Danvers Bancorp, Inc.	39,057
27,075	DCT Industrial Trust, Inc. (REIT)	128,606
6,119	Delphi Financial Group, Inc., Class A	133,761
18,959	Developers Diversified Realty Corp. (REIT)	191,865
300	Diamond Hill Investment Group, Inc.	18,045
15,395	DiamondRock Hospitality Co. (REIT)*	123,776
3,430	Dime Community Bancshares	38,553
3,193	Dollar Financial Corp.*	77,973
1,527	Donegal Group, Inc., Class A	22,340
768	Doral Financial Corp.*	2,396
2,157	Duff & Phelps Corp., Class A	36,604
3,512	DuPont Fabros Technology, Inc. (REIT)*	56,297
1,492	Dynex Capital, Inc. (REIT)	12,040
194,031	E*Trade Financial Corp.*	318,211
2,004	Eagle Bancorp, Inc.*	19,579
12,148	East West Bancorp, Inc.	177,239
1,042	Eastern Insurance Holdings, Inc.	8,096
3,337	EastGroup Properties, Inc. (REIT)	126,539
7,510	Education Realty Trust, Inc. (REIT)	37,175
3,284	eHealth, Inc.*	43,579
654	EMC Insurance Group, Inc.	13,584
6,195	Employers Holdings, Inc.	94,845
1,787	Encore Capital Group, Inc.*	30,450
884	Enstar Group Ltd.*	65,036
678	Enterprise Bancorp, Inc./MA	7,187
1,512	Enterprise Financial Services Corp.	11,597
4,631	Entertainment Properties Trust (REIT)	146,293
1,693	Epoch Holding Corp.	16,253
3,346	Equity Lifestyle Properties, Inc. (REIT)	160,641
4,334	Equity One, Inc. (REIT)	69,994
1,226	ESB Financial Corp.	14,638
2,022	ESSA Bancorp, Inc.	25,599
1,374	Evercore Partners, Inc., Class A	42,608
11,456	Extra Space Storage, Inc. (REIT)	125,901
5,998	Ezcorp, Inc., Class A*	88,590
849	Farmers Capital Bank Corp.	7,947
1,711	FBL Financial Group, Inc., Class A	30,165
2,407	FBR Capital Markets Corp.*	15,092
8,572	FelCor Lodging Trust, Inc. (REIT)*	28,888

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,336	Fifth Street Finance Corp.	$42,363
3,432	Financial Federal Corp.	93,007
1,428	Financial Institutions, Inc.	15,965
2,219	First Acceptance Corp.*	4,105
2	First American Corp.	75
1,155	First Bancorp, Inc./ME	17,360
1,952	First Bancorp/NC	25,396
10,644	First BanCorp/Puerto Rico	16,498
5,417	First Busey Corp.	17,768
754	First California Financial Group, Inc.*	2,631
3,055	First Cash Financial Services, Inc.*	58,350
11,264	First Commonwealth Financial Corp.	47,872
1,862	First Community Bancshares, Inc./VA	20,463
1,067	First Defiance Financial Corp.	11,588
6,811	First Financial Bancorp	90,518
2,756	First Financial Bankshares, Inc.	142,706
1,576	First Financial Corp./IN	45,089
2,100	First Financial Holdings, Inc.	28,119
2,418	First Financial Northwest, Inc.	16,587
544	First Financial Service Corp.	4,559
7,007	First Industrial Realty Trust, Inc. (REIT)	31,251
8,169	First Marblehead Corp. (The)*	16,910
2,788	First Merchants Corp.	16,700
1,892	First Mercury Financial Corp.	24,520
7,261	First Midwest Bancorp, Inc./IL	75,732
714	First of Long Island Corp. (The)	17,172
3,636	First Potomac Realty Trust (REIT)	43,014
1,072	First South Bancorp, Inc./NC	10,795
10,931	FirstMerit Corp.	229,004
8,874	Flagstar Bancorp, Inc.*	6,212
5,183	Flagstone Reinsurance Holdings Ltd.	56,028
3,993	Flushing Financial Corp.	43,564
15,113	FNB Corp./PA	98,386
4,748	Forestar Group, Inc.*	88,075
711	Fox Chase Bancorp, Inc.*	6,790
925	FPIC Insurance Group, Inc.*	32,440
8,842	Franklin Street Properties Corp. (REIT)	99,826
936	GAMCO Investors, Inc., Class A	42,990
1,473	German American Bancorp, Inc.	25,174
2,313	Getty Realty Corp. (REIT)	52,574
8,601	GFI Group, Inc.	41,801
8,151	Glacier Bancorp, Inc.	106,615
2,780	Gladstone Capital Corp.	21,712
1,132	Gladstone Commercial Corp. (REIT)	15,203
2,927	Gladstone Investment Corp.	13,523
8,181	Glimcher Realty Trust (REIT)	24,052
1,519	Government Properties Income Trust (REIT)	37,929
5,643	Gramercy Capital Corp./NY (REIT)*	15,970
1,334	Great Southern Bancorp, Inc.	29,988
3,743	Greenlight Capital Re Ltd., Class A*	90,768
6,963	Guaranty Bancorp*	7,102
1,247	Hallmark Financial Services*	9,589
2,438	Hampton Roads Bankshares, Inc.	5,071
3,760	Hancock Holding Co.	155,664
1,746	Harleysville Group, Inc.	54,947
5,718	Harleysville National Corp.	33,965
3,436	Harris & Harris Group, Inc.*	13,916
4,796	Hatteras Financial Corp. (REIT)	146,758
7,861	Healthcare Realty Trust, Inc. (REIT)	173,649
1,750	Heartland Financial USA, Inc.	23,082
4,685	Hercules Technology Growth Capital, Inc.	46,147
1,224	Heritage Financial Corp./WA	15,594
265	Heritage Financial Group	1,844
5,650	Hersha Hospitality Trust (REIT)	14,860
9,391	Highwoods Properties, Inc. (REIT)	287,459
5,251	Hilltop Holdings, Inc.*	63,800
1,182	Home Bancorp, Inc.*	14,574
2,317	Home Bancshares, Inc./AR	53,036
2,214	Home Federal Bancorp, Inc./ID	26,989
4,358	Home Properties, Inc. (REIT)	195,805
5,182	Horace Mann Educators Corp.	62,288
2,739	Iberiabank Corp.	155,383
878	Independence Holding Co.	4,715
2,773	Independent Bank Corp./MA	56,708
984	IndyMac Bancorp, Inc.*	49
1,826	Infinity Property & Casualty Corp.	72,967
9,305	Inland Real Estate Corp. (REIT)	73,044
1,706	International Assets Holding Corp.*	28,166
6,904	International Bancshares Corp.	115,780
1,172	Invesco Mortgage Capital, Inc. (REIT)	24,846
6,226	Investors Bancorp, Inc.*	68,611
9,667	Investors Real Estate Trust (REIT)	85,166
13,199	iStar Financial, Inc. (REIT)*	32,074
1,946	JMP Group, Inc.	17,514
561	Kansas City Life Insurance Co.	15,091
1,391	Kayne Anderson Energy Development Co.	18,820
4,613	KBW, Inc.*	113,434
2,413	Kearny Financial Corp.	23,768
411	Kentucky First Federal Bancorp	4,953
539	K-Fed Bancorp	4,614
5,725	Kilroy Realty Corp. (REIT)	172,494
6,122	Kite Realty Group Trust (REIT)	19,407
12,318	Knight Capital Group, Inc., Class A*	180,336
2,584	Kohlberg Capital Corp.	12,403
7,349	LaBranche & Co., Inc.*	19,475
2,721	Lakeland Bancorp, Inc.	16,544
1,639	Lakeland Financial Corp.	27,929
8,424	LaSalle Hotel Properties (REIT)	156,939
989	Legacy Bancorp, Inc.	9,445
12,024	Lexington Realty Trust (REIT)	58,437
970	Life Partners Holdings, Inc.	18,052
3,075	LTC Properties, Inc. (REIT)	79,058
6,622	Maiden Holdings Ltd.	49,930
937	Main Street Capital Corp.	13,296
2,655	MainSource Financial Group, Inc.	13,992
4,204	MarketAxess Holdings, Inc.	52,340
6,114	Max Capital Group Ltd.	133,224
6,648	MB Financial, Inc.	123,985
8,668	MCG Capital Corp.*	34,412
7,603	Meadowbrook Insurance Group, Inc.	52,081
1,964	Medallion Financial Corp.	16,223
10,622	Medical Properties Trust, Inc. (REIT)	102,821
730	Mercer Insurance Group, Inc.	12,541
635	Merchants Bancshares, Inc.	14,694
1,287	Meridian Interstate Bancorp, Inc.*	10,734
1,272	Metro Bancorp, Inc.*	13,572
12,826	MF Global Ltd.*	80,676

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
37,140	MFA Financial, Inc. (REIT)	$281,150
16,571	MGIC Investment Corp.*	66,284
3,753	Mid-America Apartment Communities, Inc. (REIT)	174,552
610	Midsouth Bancorp, Inc.	8,186
2,341	Mission West Properties, Inc. (REIT)	15,942
2,887	Monmouth Real Estate Investment Corp., Class A (REIT)	19,891
11,447	Montpelier Re Holdings Ltd.	191,623
2,860	MVC Capital, Inc.	29,801
4,375	Nara Bancorp, Inc.	44,231
455	NASB Financial, Inc.	10,988
925	National Bankshares, Inc.	24,170
5,460	National Financial Partners Corp.*	47,720
3,438	National Health Investors, Inc. (REIT)	113,420
800	National Interstate Corp.	14,032
16,751	National Penn Bancshares, Inc.	92,466
10,585	National Retail Properties, Inc. (REIT)	212,123
300	National Western Life Insurance Co., Class A	51,192
1,641	Navigators Group, Inc.*	76,487
4,540	NBT Bancorp, Inc.	93,479
2,543	Nelnet, Inc., Class A	44,172
14,141	NewAlliance Bancshares, Inc.	166,581
3,671	NewStar Financial, Inc.*	12,114
2,861	NGP Capital Resources Co.	22,001
785	Northeast Community Bancorp, Inc.	4,898
2,560	Northfield Bancorp, Inc.	32,742
835	Northrim BanCorp, Inc.	13,418
7,861	NorthStar Realty Finance Corp. (REIT)	26,649
2,284	Northwest Bancorp, Inc.	52,852
245	Norwood Financial Corp.	6,350
637	NYMAGIC, Inc.	10,733
1,181	OceanFirst Financial Corp.	11,964
7,558	Ocwen Financial Corp.*	70,441
535	Ohio Valley Banc Corp.	11,882
11,555	Old National Bancorp/IN	134,500
267	Old Point Financial Corp.	4,098
1,413	Old Second Bancorp, Inc.	7,913
10,922	Omega Healthcare Investors, Inc. (REIT)	197,579
1,246	Oppenheimer Holdings Inc., Class A	39,237
5,605	optionsXpress Holdings, Inc.	85,757
3,208	Oriental Financial Group, Inc.	31,118
1,345	Oritani Financial Corp.	17,512
677	Orrstown Financial Services, Inc.	22,375
6,195	Pacific Capital Bancorp N.A.	5,823
2,431	Pacific Continental Corp.	25,064
3,534	PacWest Bancorp	65,026
1,460	Park National Corp.	87,323
2,859	Parkway Properties, Inc./MD (REIT)	53,378
1,156	Peapack Gladstone Financial Corp.	13,386
3,363	PennantPark Investment Corp.	28,518
504	Penns Woods Bancorp, Inc.	15,901
5,121	Pennsylvania Real Estate Investment Trust (REIT)	37,844
1,951	PennyMac Mortgage Investment Trust (REIT)*	34,572
2,597	Penson Worldwide, Inc.*	23,295
1,380	Peoples Bancorp, Inc./OH	12,475
496	Peoples Financial Corp./MS	7,886
7,217	PHH Corp.*	99,739
15,320	Phoenix Cos, Inc. (The)*	37,994
2,988	Pico Holdings, Inc.*	89,461
4,362	Pinnacle Financial Partners, Inc.*	51,515
2,604	Piper Jaffray Cos.*	112,883
6,775	Platinum Underwriters Holdings Ltd.	239,090
4,261	PMA Capital Corp., Class A*	27,143
9,661	PMI Group, Inc. (The)	17,776
364	Porter Bancorp, Inc.	5,328
2,032	Portfolio Recovery Associates, Inc.*	91,501
6,421	Post Properties, Inc. (REIT)	118,339
5,268	Potlatch Corp. (REIT)	155,090
2,868	Premierwest Bancorp	3,929
2,754	Presidential Life Corp.	28,063
2,448	Primus Guaranty Ltd.*	8,250
4,623	PrivateBancorp, Inc.	45,721
4,387	ProAssurance Corp.*	233,608
7,241	Prospect Capital Corp.	78,782
6,109	Prosperity Bancshares, Inc.	243,321
7,924	Provident Financial Services, Inc.	83,836
4,590	Provident New York Bancorp	38,327
489	Prudential Bancorp, Inc. of Pennsylvania	4,817
2,370	PS Business Parks, Inc. (REIT)	112,670
1,021	Pzena Investment Management, Inc., Class A*	7,280
452	QC Holdings, Inc.	2,441
10,862	Radian Group, Inc.	48,553
8,608	RAIT Financial Trust (REIT)*	13,342
3,442	Ramco-Gershenson Properties Trust (REIT)	31,322
10,281	Redwood Trust, Inc. (REIT)	147,738
2,778	Renasant Corp.	39,531
1,248	Republic Bancorp, Inc./KY, Class A	23,537
942	Republic First Bancorp, Inc.*	3,655
1,639	Resource America, Inc., Class A	6,048
2,751	Resource Capital Corp. (REIT)	14,168
845	Rewards Network, Inc.	9,675
2,913	Riskmetrics Group, Inc.*	43,491
2,478	RLI Corp.	124,966
1,103	Rockville Financial, Inc.	11,769
1,112	Roma Financial Corp.	13,355
3,111	S&T Bancorp, Inc.	49,620
2,688	Safeguard Scientifics, Inc.*	24,837
1,759	Safety Insurance Group, Inc.	62,656
2,538	Sanders Morris Harris Group, Inc.	12,792
2,183	Sandy Spring Bancorp, Inc.	20,324
571	Santander BanCorp*	6,509
849	Saul Centers, Inc. (REIT)	26,200
1,682	SCBT Financial Corp.	43,732
2,870	SeaBright Insurance Holdings, Inc.*	31,570
6,999	Selective Insurance Group, Inc.	109,184
1,120	Shore Bancshares, Inc.	16,285
1,165	Sierra Bancorp	8,668
5,377	Signature Bank/NY*	166,579
1,854	Simmons First National Corp., Class A	46,925
1,950	Smithtown Bancorp, Inc.	12,460
28,543	South Financial Group, Inc. (The)	17,411
1,745	Southside Bancshares, Inc.	35,773
1,946	Southwest Bancorp, Inc./OK	13,038
3,642	Sovran Self Storage, Inc. (REIT)	117,709
5,364	Starwood Property Trust, Inc. (REIT)	104,062
1,895	State Auto Financial Corp.	30,756
1,939	State Bancorp, Inc./NY	14,329

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,005	StellarOne Corp.	$30,320
2,406	Sterling Bancorp/NY	16,361
10,916	Sterling Bancshares, Inc./TX	54,798
6,953	Sterling Financial Corp./WA*	4,172
2,281	Stewart Information Services Corp.	23,654
3,992	Stifel Financial Corp.*	214,450
9,936	Strategic Hotels & Resorts, Inc. (REIT)*	16,891
1,270	Suffolk Bancorp	34,201
1,802	Sun Bancorp, Inc./NJ*	6,469
2,185	Sun Communities, Inc. (REIT)	41,515
12,999	Sunstone Hotel Investors, Inc. (REIT)*	105,292
11,433	Susquehanna Bancshares, Inc.	65,625
4,370	SVB Financial Group*	165,448
3,191	SWS Group, Inc.	39,696
1,511	SY Bancorp, Inc.	32,970
5,345	Tanger Factory Outlet Centers (REIT)	209,791
1,450	Tejon Ranch Co.*	38,585
1,623	Territorial Bancorp, Inc.*	27,559
35	Teton Advisors, Inc., Class A^	632
4,710	Texas Capital Bancshares, Inc.*	68,389
2,747	Thomas Weisel Partners Group, Inc.*	12,362
3,524	TICC Capital Corp.	19,734
1,103	Tompkins Financial Corp.	44,010
633	Tower Bancorp, Inc.	12,128
5,288	Tower Group, Inc.	130,508
2,788	TowneBank/VA	33,735
4,402	TradeStation Group, Inc.*	32,399
186	Transcontinental Realty Investors, Inc.*	2,033
847	Tree.com, Inc.*	5,463
1,169	Triangle Capital Corp.	14,811
1,838	Trico Bancshares	31,853
10,109	TrustCo Bank Corp. NY	62,271
7,592	Trustmark Corp.	145,463
1,704	U.S. Global Investors, Inc., Class A	21,913
4,260	UMB Financial Corp.	167,418
1,162	UMH Properties, Inc. (REIT)	8,947
11,498	Umpqua Holdings Corp.	135,216
2,421	Union Bankshares Corp./VA	28,568
4,853	United America Indemnity Ltd., Class A*	33,389
5,060	United Bankshares, Inc.	86,526
10,876	United Community Banks, Inc./GA*	42,090
2,180	United Financial Bancorp, Inc.	27,991
2,938	United Fire & Casualty Co.	50,651
806	United Security Bancshares, Inc./AL	13,202
1,466	Universal Health Realty Income Trust (REIT)	44,977
1,751	Universal Insurance Holdings, Inc.	9,578
2,181	Univest Corp. of Pennsylvania	35,310
2,713	Urstadt Biddle Properties, Inc., Class A (REIT)	37,222
10,551	U-Store-It Trust (REIT)	68,687
1,352	ViewPoint Financial Group	17,684
771	Virtus Investment Partners, Inc.*	12,058
3,051	Walter Investment Management Corp. (REIT)	37,161
1,260	Washington Banking Co.	12,613
7,717	Washington Real Estate Investment Trust (REIT)	201,414
1,852	Washington Trust Bancorp, Inc.	27,502
935	Waterstone Financial, Inc.*	1,805
9,026	Webster Financial Corp.	114,901
3,048	WesBanco, Inc.	39,350
2,070	West Bancorporation, Inc.	10,205
3,873	Westamerica Bancorp.	206,044
6,075	Western Alliance Bancorp*	24,118
4,139	Westfield Financial, Inc.	34,230
732	Westwood Holdings Group, Inc.	25,452
773	Wilber Corp.	5,241
2,543	Wilshire Bancorp, Inc.	17,826
1,538	Winthrop Realty Trust (REIT)	13,919
3,175	Wintrust Financial Corp.	82,455
2,147	World Acceptance Corp.*	62,972
927	WSFS Financial Corp.	24,723
2,144	Yadkin Valley Financial Corp.	7,740
4,944	Zenith National Insurance Corp.	141,349
		23,405,728
	Health Care - 10.1%

2,904	Abaxis, Inc.*	65,253
4,080	Abiomed, Inc.*	34,517
3,611	Accelrys, Inc.*	18,922
5,252	Accuray, Inc.*	27,153
5,033	Acorda Therapeutics, Inc.*	121,195
1,074	Acura Pharmaceuticals, Inc.*	4,522
6,147	Adolor Corp.*	9,282
1,838	Affymax, Inc.*	37,458
9,376	Affymetrix, Inc.*	44,442
1,452	Air Methods Corp.*	50,050
7,475	Akorn, Inc.*	12,109
3,099	Albany Molecular Research, Inc.*	26,001
7,723	Align Technology, Inc.*	126,348
12,523	Alkermes, Inc.*	112,457
3,475	Alliance HealthCare Services, Inc.*	20,572
5,965	Allied Healthcare International, Inc.*	17,656
2,900	Allion Healthcare, Inc.*	18,850
9,555	Allos Therapeutics, Inc.*	61,821
944	Almost Family, Inc.*	34,107
4,782	Alnylam Pharmaceuticals, Inc.*	80,385
4,366	Alphatec Holdings, Inc.*	19,822
2,260	AMAG Pharmaceuticals, Inc.*	84,501
3,640	Amedisys, Inc.*	134,826
1,105	America Service Group, Inc.	16,210
1,400	American Caresource Holdings, Inc.*	2,800
2,030	American Dental Partners, Inc.*	24,766
9,785	American Medical Systems Holdings, Inc.*	171,922
7,010	AMERIGROUP Corp.*	166,207
4,667	AMICAS, Inc.*	21,235
2,008	Amicus Therapeutics, Inc.*	6,747
4,335	AMN Healthcare Services, Inc.*	34,637
4,059	Amsurg Corp.*	84,062
1,707	Analogic Corp.	69,151
3,240	Angiodynamics, Inc.*	50,382
1,885	Ardea Biosciences, Inc.*	25,372
12,277	Arena Pharmaceuticals, Inc.*	44,566
14,417	Ariad Pharmaceuticals, Inc.*	32,582
5,478	Arqule, Inc.*	19,666
6,389	Array Biopharma, Inc.*	10,989
2,756	ARYx Therapeutics, Inc.*	6,862
1,337	Assisted Living Concepts, Inc., Class A*	31,272
4,446	athenahealth, Inc.*	186,287
208	Atrion Corp.	28,186
6,281	ATS Medical, Inc.*	18,529

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,118	Auxilium Pharmaceuticals, Inc.*	$213,335
8,050	AVANIR Pharmaceuticals, Inc., Class A*	13,443
12,723	AVI BioPharma, Inc.*	18,067
2,850	BioCryst Pharmaceuticals, Inc.*	23,114
2,024	Biodel, Inc.*	7,651
1,355	BioDelivery Sciences International, Inc.*	5,217
1,815	BioMimetic Therapeutics, Inc.*	19,330
1,579	Bio-Reference Labs, Inc.*	51,791
5,141	BioScrip, Inc.*	38,660
481	Biospecifics Technologies Corp.*	14,050
4,279	BMP Sunstone Corp.*	17,416
2,260	Bovie Medical Corp.*	17,854
6,473	Bruker Corp.*	73,339
3,254	Cadence Pharmaceuticals, Inc.*	27,952
3,878	Cambrex Corp.*	20,515
1,646	Cantel Medical Corp.*	29,463
2,977	Capital Senior Living Corp.*	13,635
1,377	Caraco Pharmaceutical Laboratories Ltd.*	5,673
2,653	Cardiac Science Corp.*	5,969
3,138	CardioNet, Inc.*	15,282
1,260	Cardiovascular Systems, Inc.*	6,338
6,054	Cardium Therapeutics, Inc.*	3,511
4,851	Catalyst Health Solutions, Inc.*	164,983
10,849	Celera Corp.*	67,698
71,039	Cell Therapeutics, Inc.*	73,170
3,318	Celldex Therapeutics, Inc.*	14,997
5,710	Centene Corp.*	107,462
7,675	Cepheid, Inc.*	95,016
3,482	Chelsea Therapeutics International, Inc.*	7,695
2,986	Chemed Corp.	134,907
1,756	Chindex International, Inc.*	24,022
3,966	Clarient, Inc.*	10,113
1,510	Clinical Data, Inc.*	23,571
1,283	Computer Programs & Systems, Inc.	59,262
4,045	Conceptus, Inc.*	68,482
3,857	Conmed Corp.*	80,187
3,886	Continucare Corp.*	12,085
879	Cornerstone Therapeutics, Inc.*	4,694
998	Corvel Corp.*	29,830
4,080	Cross Country Healthcare, Inc.*	34,721
3,760	CryoLife, Inc.*	21,507
7,647	Cubist Pharmaceuticals, Inc.*	127,552
1,061	Cumberland Pharmaceuticals, Inc.*	15,225
8,446	Curis, Inc.*	22,044
1,765	Cutera, Inc.*	15,920
3,638	Cyberonics, Inc.*	65,484
1,291	Cynosure, Inc., Class A*	12,910
5,040	Cypress Bioscience, Inc.*	26,712
5,784	Cytokinetics, Inc.*	17,930
3,878	Cytori Therapeutics, Inc.*	22,686
3,000	Delcath Systems, Inc.*	15,060
6,784	Depomed, Inc.*	22,184
6,085	DexCom, Inc.*	44,116
2,332	Dionex Corp.*	163,497
15,863	Discovery Laboratories, Inc.*	11,897
10,884	Durect Corp.*	24,489
9,526	Dyax Corp.*	35,532
7,448	Eclipsys Corp.*	136,596
2,668	Electro-Optical Sciences, Inc.*	28,014
1,303	Emergency Medical Services Corp., Class A*	62,870
2,160	Emergent Biosolutions, Inc.*	31,018
2,623	Emeritus Corp.*	41,024
6,396	Endologix, Inc.*	27,119
1,460	Ensign Group, Inc. (The)	20,192
2,425	EnteroMedics, Inc.*	1,237
4,364	Enzo Biochem, Inc.*	22,606
5,993	Enzon Pharmaceuticals, Inc.*	58,192
5,638	eResearchTechnology, Inc.*	33,264
9,857	ev3, Inc.*	125,184
1,069	Exactech, Inc.*	16,890
14,108	Exelixis, Inc.*	96,499
3,246	Facet Biotech Corp.*	53,299
1,862	Genomic Health, Inc.*	35,397
2,224	Genoptix, Inc.*	80,620
3,825	Gentiva Health Services, Inc.*	90,461
11,801	Geron Corp.*	61,247
3,076	Greatbatch, Inc.*	56,568
2,535	GTx, Inc.*	9,886
3,398	Haemonetics Corp.*	181,385
8,956	Halozyme Therapeutics, Inc.*	48,900
3,343	Hanger Orthopedic Group, Inc.*	44,596
3,359	Hansen Medical, Inc.*	8,599
3,244	Harvard Bioscience, Inc.*	11,581
3,141	Health Grades, Inc.*	13,726
11,708	HealthSouth Corp.*	205,358
6,497	Healthspring, Inc.*	107,590
4,464	Healthways, Inc.*	76,647
714	HeartWare International, Inc.*	22,434
15,566	Hemispherx Biopharma, Inc.*	18,679
1,136	Hi-Tech Pharmacal Co., Inc.*	21,300
3,436	HMS Holdings Corp.*	151,906
1,521	Home Diagnostics, Inc.*	8,776
21,569	Human Genome Sciences, Inc.*	600,050
1,693	ICU Medical, Inc.*	55,869
4,135	Idenix Pharmaceuticals, Inc.*	7,732
2,860	Idera Pharmaceuticals, Inc.*	14,100
9,333	Immucor, Inc.*	172,194
7,562	Immunogen, Inc.*	59,589
8,647	Immunomedics, Inc.*	26,806
8,042	Impax Laboratories, Inc.*	91,679
11,537	Incyte Corp.*	96,103
2,376	Infinity Pharmaceuticals, Inc.*	14,375
16,560	Insmed, Inc.*	12,751
8,129	Inspire Pharmaceuticals, Inc.*	47,311
3,810	Insulet Corp.*	46,711
2,495	Integra LifeSciences Holdings Corp.*	81,686
5,061	InterMune, Inc.*	54,355
3,818	Invacare Corp.	95,068
4,439	inVentiv Health, Inc.*	70,314
2,138	IPC The Hospitalist Co., Inc.*	67,261
2,378	IRIS International, Inc.*	26,634
12,351	Isis Pharmaceuticals, Inc.*	132,279
4,394	ISTA Pharmaceuticals, Inc.*	18,762
6,651	Javelin Pharmaceuticals, Inc.*	9,644
1,960	Kendle International, Inc.*	29,341
1,081	Kensey Nash Corp.*	25,176
5,164	Kindred Healthcare, Inc.*	76,737
4,940	KV Pharmaceutical Co., Class A*	16,598
1,243	Landauer, Inc.	70,702
1,344	Lannett Co., Inc.*	7,930
2,185	LCA-Vision, Inc.*	12,039
13,776	Lexicon Pharmaceuticals, Inc.*	21,491
2,016	LHC Group, Inc.*	62,032
15,021	Ligand Pharmaceuticals, Inc., Class B*	29,742
5,481	Luminex Corp.*	75,090
4,680	Magellan Health Services, Inc.*	172,084

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,295	MAKO Surgical Corp.*	$19,553
7,666	MannKind Corp.*	55,655
1,186	MAP Pharmaceuticals, Inc.*	10,733
4,398	Martek Biosciences Corp.*	76,525
6,726	Masimo Corp.*	177,297
1,248	Matrixx Initiatives, Inc.*	5,229
3,349	Maxygen, Inc.*	18,219
5,239	MedAssets, Inc.*	122,278
1,962	Medcath Corp.*	14,401
1,870	Medical Action Industries, Inc.*	23,861
6,986	Medicines Co. (The)*	54,770
7,793	Medicis Pharmaceutical Corp., Class A	183,837
955	Medidata Solutions, Inc.*	16,187
3,808	Medivation, Inc.*	116,906
1,222	MedQuist, Inc.	8,652
3,640	Merge Healthcare, Inc.*	11,138
5,365	Meridian Bioscience, Inc.	111,109
3,690	Merit Medical Systems, Inc.*	60,811
2,564	Metabolix, Inc.*	28,640
5,366	Metropolitan Health Networks, Inc.*	10,625
7,601	Micromet, Inc.*	51,915
2,077	Micrus Endovascular Corp.*	27,313
4,830	MiddleBrook Pharmaceuticals, Inc.*	3,043
2,258	Molecular Insight Pharmaceuticals, Inc.*	7,451
1,755	Molina Healthcare, Inc.*	36,680
5,194	Momenta Pharmaceuticals, Inc.*	51,680
1,423	MWI Veterinary Supply, Inc.*	52,779
3,173	Myriad Pharmaceuticals, Inc.*	15,897
6,817	Nabi Biopharmaceuticals*	33,676
1,708	Nanosphere, Inc.*	10,077
1,047	National Healthcare Corp.	36,655
224	National Research Corp.	4,794
3,700	Natus Medical, Inc.*	49,284
12,265	Nektar Therapeutics*	106,828
1,754	Neogen Corp.*	57,075
5,172	Neurocrine Biosciences, Inc.*	10,499
1,373	NeurogesX, Inc.*	10,998
2,788	Nighthawk Radiology Holdings, Inc.*	14,553
2,650	NovaMed, Inc.*	10,070
8,837	Novavax, Inc.*	26,511
6,299	NPS Pharmaceuticals, Inc.*	19,842
4,829	NuVasive, Inc.*	156,701
3,048	NxStage Medical, Inc.*	20,635
2,285	Obagi Medical Products, Inc.*	25,729
4,360	Odyssey HealthCare, Inc.*	63,351
4,179	Omnicell, Inc.*	42,626
573	OncoGenex Pharmaceutical, Inc.*	18,072
8,184	Onyx Pharmaceuticals, Inc.*	234,144
5,786	Opko Health, Inc.*	10,126
3,799	Optimer Pharmaceuticals, Inc.*	41,713
6,079	OraSure Technologies, Inc.*	23,343
3,520	Orexigen Therapeutics, Inc.*	23,478
2,273	Orthofix International N.V.*	68,758
8,752	Orthovita, Inc.*	31,595
2,209	Osiris Therapeutics, Inc.*	14,889
5,519	Owens & Minor, Inc.	214,082
4,894	OXiGENE, Inc.*	5,677
4,597	Pain Therapeutics, Inc.*	23,629
2,396	Palomar Medical Technologies, Inc.*	21,923
4,604	Par Pharmaceutical Cos., Inc.*	109,207
7,616	Parexel International Corp.*	91,468
15,830	PDL BioPharma, Inc.	102,895
2,774	Pharmasset, Inc.*	55,452
4,040	PharMerica Corp.*	60,802
5,722	Phase Forward, Inc.*	87,318
3,054	Poniard Pharmaceuticals, Inc.*	6,444
3,460	Pozen, Inc.*	24,428
3,549	Progenics Pharmaceuticals, Inc.*	13,735
4,594	Protalix BioTherapeutics, Inc.*	45,297
1,396	Providence Service Corp. (The)*	19,516
7,871	PSS World Medical, Inc.*	152,304
7,457	Psychiatric Solutions, Inc.*	165,247
3,118	Quality Systems, Inc.	185,490
7,595	Questcor Pharmaceuticals, Inc.*	32,659
3,419	Quidel Corp.*	42,977
3,877	RadNet, Inc.*	8,607
8,361	Regeneron Pharmaceuticals, Inc.*	153,424
2,432	RehabCare Group, Inc.*	68,509
4,064	Repligen Corp.*	19,101
1,671	Repros Therapeutics, Inc.*	1,178
3,335	Res-Care, Inc.*	42,788
6,607	Rigel Pharmaceuticals, Inc.*	50,015
1,330	Rochester Medical Corp.*	14,590
2,266	Rockwell Medical Technologies, Inc.*	14,072
7,195	RTI Biologics, Inc.*	29,356
6,387	Salix Pharmaceuticals Ltd.*	145,624
5,869	Sangamo Biosciences, Inc.*	31,751
6,868	Santarus, Inc.*	27,403
8,823	Savient Pharmaceuticals, Inc.*	118,493
4,728	Sciclone Pharmaceuticals, Inc.*	10,118
11,023	Seattle Genetics, Inc.*	102,293
8,112	Sequenom, Inc.*	33,259
3,431	SIGA Technologies, Inc.*	31,051
2,256	Sirona Dental Systems, Inc.*	65,650
2,569	Skilled Healthcare Group, Inc., Class A*	17,444
1,593	Somanetics Corp.*	22,828
2,277	SonoSite, Inc.*	51,437
4,268	Spectranetics Corp.*	23,858
5,734	Spectrum Pharmaceuticals, Inc.*	25,230
13,676	StemCells, Inc.*	14,223
4,102	Stereotaxis, Inc.*	15,300
7,753	STERIS Corp.	250,499
1,420	Sucampo Pharmaceuticals, Inc., Class A*	4,700
5,775	Sun Healthcare Group, Inc.*	48,856
5,997	Sunrise Senior Living, Inc.*	18,771
7,824	SuperGen, Inc.*	20,499
2,043	SurModics, Inc.*	45,661
4,739	Symmetry Medical, Inc.*	38,007
1,525	Synovis Life Technologies, Inc.*	18,544
2,166	Synta Pharmaceuticals Corp.*	8,621
7,067	Theravance, Inc.*	93,002
7,473	Thoratec Corp.*	222,621
6,107	TomoTherapy, Inc.*	20,886
1,737	TranS1, Inc.*	5,819
825	Transcend Services, Inc.*	15,196
2,734	Triple-S Management Corp., Class B*	43,908
1,530	U.S. Physical Therapy, Inc.*	22,353
3,576	Universal American Corp.*	37,047
426	Utah Medical Products, Inc.	12,516
3,535	Vanda Pharmaceuticals, Inc.*	37,330
3,807	Varian, Inc.*	194,880
2,153	Vascular Solutions, Inc.*	17,504
5,649	Vical, Inc.*	16,156
10,251	Viropharma, Inc.*	77,498

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
830	Virtual Radiologic Corp.*	$10,865
1,906	Vital Images, Inc.*	24,092
10,641	Vivus, Inc.*	86,405
6,400	Volcano Corp.*	94,272
5,604	WellCare Health Plans, Inc.*	184,876
4,343	West Pharmaceutical Services, Inc.	167,423
5,036	Wright Medical Group, Inc.*	90,648
3,938	XenoPort, Inc.*	64,859
721	Young Innovations, Inc.	17,477
2,780	Zoll Medical Corp.*	68,416
4,967	Zymogenetics, Inc.*	30,348
		16,191,732
	Industrials - 11.2%

2,335	3D Systems Corp.*	25,522
2,904	A. O. Smith Corp.	121,736
1,641	AAON, Inc.	31,081
5,128	AAR Corp.*	95,688
6,085	ABM Industries, Inc.	112,147
4,235	Acacia Research - Acacia Technologies*	31,974
7,221	ACCO Brands Corp.*	47,153
3,288	Aceto Corp.	17,130
8,964	Actuant Corp., Class A	146,382
5,715	Acuity Brands, Inc.	184,480
2,779	Administaff, Inc.	61,944
7,347	Advanced Battery Technologies, Inc.*	25,494
2,057	Advisory Board Co. (The)*	53,893
1,764	Aerovironment, Inc.*	50,697
7,357	Air Transport Services Group, Inc.*	16,553
6,209	Aircastle Ltd.	55,012
17,827	AirTran Holdings, Inc.*	73,447
842	Alamo Group, Inc.	12,521
4,827	Alaska Air Group, Inc.*	144,327
3,575	Albany International Corp., Class A	64,636
2,032	Allegiant Travel Co.*	83,779
3,537	Altra Holdings, Inc.*	39,791
1,184	Amerco, Inc.*	60,692
1,189	American Commercial Lines, Inc.*	23,293
2,413	American Ecology Corp.	39,066
1,231	American Railcar Industries, Inc.	12,999
4,824	American Reprographics Co.*	26,821
1,213	American Science & Engineering, Inc.	84,364
5,746	American Superconductor Corp.*	190,767
1,368	American Woodmark Corp.	26,649
1,228	Ameron International Corp.	69,947
1,121	Ampco-Pittsburgh Corp.	32,778
155	Amrep Corp.*	2,089
3,359	APAC Customer Services, Inc.*	17,568
3,688	Apogee Enterprises, Inc.	50,489
5,609	Applied Industrial Technologies, Inc.	116,387
1,717	Applied Signal Technology, Inc.	33,945
996	Argan, Inc.*	12,819
1,794	Argon ST, Inc.*	32,256
3,351	Arkansas Best Corp.	82,502
2,506	Ascent Solar Technologies, Inc.*	11,152
2,405	Astec Industries, Inc.*	60,029
1,235	Astronics Corp.*	9,732
2,618	ATC Technology Corp.*	57,648
2,275	Atlas Air Worldwide Holdings, Inc.*	66,658
13,497	Avis Budget Group, Inc.*	131,596
1,609	AZZ, Inc.*	54,465
1,954	Badger Meter, Inc.	68,742
6,175	Baldor Electric Co.	159,006
6,175	Barnes Group, Inc.	95,774
1,016	Barrett Business Services, Inc.	11,074
5,971	Beacon Roofing Supply, Inc.*	91,774
6,177	Belden, Inc.	136,635
5,076	Blount International, Inc.*	48,983
1,527	BlueLinx Holdings, Inc.*	4,047
5,068	Bowne & Co., Inc.	30,712
6,341	Brady Corp., Class A	188,201
6,607	Briggs & Stratton Corp.	124,608
4,155	Broadwind Energy, Inc.*	29,708
2,147	Builders FirstSource, Inc.*	8,180
1,288	CAI International, Inc.*	11,257
1,192	Cascade Corp.	27,023
5,806	CBIZ, Inc.*	39,945
1,615	CDI Corp.	19,186
2,930	Celadon Group, Inc.*	28,040
7,096	Cenveo, Inc.*	54,497
3,425	Ceradyne, Inc.*	57,917
3,762	Chart Industries, Inc.*	62,449
804	Chase Corp.	8,571
5,498	China BAK Battery, Inc.*	16,659
1,853	China Fire & Security Group, Inc.*	23,440
2,251	CIRCOR International, Inc.	54,339
6,748	CLARCOR, Inc.	215,059
2,852	Clean Harbors, Inc.*	152,639
3,134	Colfax Corp.*	38,924
2,529	Columbus McKinnon Corp.*	39,705
5,133	Comfort Systems USA, Inc.	58,465
1,955	COMSYS IT Partners, Inc.*	16,285
1,291	Consolidated Graphics, Inc.*	38,084
1,467	Cornell Cos., Inc.*	32,215
4,519	Corporate Executive Board Co. (The)	94,718
2,634	CoStar Group, Inc.*	104,649
1,342	Courier Corp.	17,500
1,444	CRA International, Inc.*	35,912
2,068	Cubic Corp.	72,008
5,995	Curtiss-Wright Corp.	170,618
6,766	Deluxe Corp.	87,281
3,170	Diamond Management & Technology Consultants, Inc.	20,637
1,952	DigitalGlobe, Inc.*	44,916
2,870	Dollar Thrifty Automotive Group, Inc.*	52,980
1,379	Ducommun, Inc.	25,718
1,026	DXP Enterprises, Inc.*	12,230
5,163	Dycom Industries, Inc.*	40,220
1,288	Dynamex, Inc.*	22,411
1,703	Dynamic Materials Corp.	32,578
3,283	DynCorp International, Inc., Class A*	45,896
8,218	Eagle Bulk Shipping, Inc.*	46,514
798	Eastern Co. (The)	11,172
8,724	EMCOR Group, Inc.*	207,631
2,403	Encore Wire Corp.	47,820
6,323	Ener1, Inc.*	37,053
6,072	Energy Conversion Devices, Inc.*	60,234
4,455	Energy Recovery, Inc.*	24,903
10,001	EnergySolutions, Inc.	85,809
1,856	EnerNOC, Inc.*	49,110
5,358	EnerSys*	121,948
3,439	Ennis, Inc.	49,831
2,649	EnPro Industries, Inc.*	60,768
3,470	ESCO Technologies, Inc.*	115,898
3,931	Esterline Technologies Corp.*	158,773
24,887	Evergreen Solar, Inc.*	34,842

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,812	Exponent, Inc.*	$48,906
6,441	Federal Signal Corp.	36,907
2,184	Flanders Corp.*	10,330
6,038	Flow International Corp.*	15,155
9,276	Force Protection, Inc.*	47,864
3,825	Forward Air Corp.	86,675
1,700	Franklin Covey Co.*	9,163
3,057	Franklin Electric Co., Inc.	84,190
1,581	FreightCar America, Inc.	28,853
2,331	Fuel Tech, Inc.*	19,977
9,666	FuelCell Energy, Inc.*	29,578
4,841	Furmanite Corp.*	15,878
2,088	Fushi Copperweld, Inc.*	16,850
2,446	G&K Services, Inc., Class A	54,057
3,418	Genco Shipping & Trading Ltd.*	80,255
6,675	GenCorp, Inc.*	52,132
4,917	Genesee & Wyoming, Inc., Class A*	153,017
6,769	Geo Group, Inc. (The)*	134,568
2,457	GeoEye, Inc.*	76,585
3,568	Gibraltar Industries, Inc.	53,449
1,901	Gorman-Rupp Co. (The)	47,335
2,079	GP Strategies Corp.*	12,640
15,942	GrafTech International Ltd.*	234,507
1,344	Graham Corp.	24,918
4,542	Granite Construction, Inc.	136,124
5,298	Great Lakes Dredge & Dock Corp.	31,205
2,204	Greenbrier Cos., Inc.	23,649
5,751	Griffon Corp.*	59,810
4,163	GT Solar International, Inc.*	19,733
3,633	H&E Equipment Services, Inc.*	33,642
1,990	Harbin Electric, Inc.*	39,840
6,839	Hawaiian Holdings, Inc.*	42,744
5,740	Healthcare Services Group, Inc.	113,021
6,684	Heartland Express, Inc.	98,589
3,062	HEICO Corp.	114,672
2,258	Heidrick & Struggles International, Inc.	63,789
340	Heritage-Crystal Clean, Inc.*	3,519
1,802	Herley Industries, Inc.*	20,831
7,126	Herman Miller, Inc.	108,244
12,809	Hexcel Corp.*	135,135
3,302	Hill International, Inc.*	20,175
5,948	HNI Corp.	150,306
4,003	Horizon Lines, Inc., Class A	21,416
2,339	Houston Wire & Cable Co.	25,986
4,921	HUB Group, Inc., Class A*	130,160
850	Hurco Cos., Inc.*	12,113
2,857	Huron Consulting Group, Inc.*	65,140
1,171	ICF International, Inc.*	31,617
1,221	ICT Group, Inc.*	19,499
3,308	II-VI, Inc.*	94,212
3,253	Innerworkings, Inc.*	16,720
5,150	Insituform Technologies, Inc., Class A*	106,605
2,319	Insteel Industries, Inc.	26,413
795	Integrated Electrical Services, Inc.*	5,414
6,437	Interface, Inc., Class A	49,436
4,291	Interline Brands, Inc.*	72,175
728	International Shipholding Corp.	24,177
33,575	JetBlue Airways Corp.*	184,998
3,650	John Bean Technologies Corp.	62,671
1,628	Kadant, Inc.*	23,476
3,400	Kaman Corp.	77,010
4,396	Kaydon Corp.	156,322
3,464	Kelly Services, Inc., Class A*	36,337
3,797	Kforce, Inc.*	49,171
4,245	Kimball International, Inc., Class B	34,597
7,578	Knight Transportation, Inc.	128,902
6,228	Knoll, Inc.	60,536
5,935	Korn/Ferry International*	96,266
337	K-Tron International, Inc.*	32,301
1,351	L.B. Foster Co., Class A*	36,990
1,677	LaBarge, Inc.*	18,715
2,101	Ladish Co., Inc.*	29,183
540	Lawson Products, Inc.	7,749
2,573	Layne Christensen Co.*	66,949
1,635	Lindsay Corp.	57,372
1,135	LMI Aerospace, Inc.*	12,088
2,488	LSI Industries, Inc.	18,013
1,416	M&F Worldwide Corp.*	46,799
2,038	Marten Transport Ltd.*	34,361
6,895	MasTec, Inc.*	87,980
3,142	McGrath RentCorp.	64,945
4,394	Metalico, Inc.*	18,191
1,941	Met-Pro Corp.	17,663
1,045	Michael Baker Corp.*	39,762
10,101	Microvision, Inc.*	32,929
2,162	Middleby Corp.*	96,966
1,339	Miller Industries, Inc.*	14,729
3,537	Mine Safety Appliances Co.	87,505
4,707	Mobile Mini, Inc.*	71,593
5,993	Moog, Inc., Class A*	158,275
12,260	MPS Group, Inc.*	167,349
4,921	Mueller Industries, Inc.	115,693
20,381	Mueller Water Products, Inc., Class A	102,720
1,376	Multi-Color Corp.	15,177
2,280	MYR Group, Inc.*	35,614
707	NACCO Industries, Inc., Class A	35,725
6,622	Navigant Consulting, Inc.*	87,742
11,951	NCI Building Systems, Inc.*	22,229
4,461	Nordson Corp.	239,154
1,693	North American Galvanizing & Coating, Inc.*	8,262
1,233	Northwest Pipe Co.*	31,158
7,771	Odyssey Marine Exploration, Inc.*	11,035
3,694	Old Dominion Freight Line, Inc.*	97,817
359	Omega Flex, Inc.	5,956
4,787	On Assignment, Inc.*	30,350
7,465	Orbital Sciences Corp.*	93,536
2,306	Orion Energy Systems, Inc.*	9,270
3,552	Orion Marine Group, Inc.*	65,676
4,707	Otter Tail Corp.	108,402
4,628	Pacer International, Inc.	13,144
157	Patriot Transportation Holding, Inc.*	14,675
7,150	Perma-Fix Environmental Services*	16,445
2,196	Pike Electric Corp.*	20,115
1,731	PMFG, Inc.*	25,619
2,994	Polypore International, Inc.*	35,239
879	Portec Rail Products, Inc.	7,788
1,033	Powell Industries, Inc.*	36,258
10,204	Power-One, Inc.*	37,551
2,284	PowerSecure International, Inc.*	18,843
297	Preformed Line Products Co.	12,014
1,072	Primoris Services Corp.	8,104
4,981	Quanex Building Products Corp.	80,742
2,119	Raven Industries, Inc.	57,192
2,873	RBC Bearings, Inc.*	66,539
4,742	Regal-Beloit Corp.	225,055
4,572	Republic Airways Holdings, Inc.*	31,135
5,964	Resources Connection, Inc.*	114,926
3,513	Robbins & Myers, Inc.	80,764

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,810	Rollins, Inc.	$103,244
6,507	RSC Holdings, Inc.*	41,385
4,232	Rush Enterprises, Inc., Class A*	45,579
1,794	Saia, Inc.*	25,869
9,308	Satcon Technology Corp.*	18,616
1,488	Sauer-Danfoss, Inc.	12,856
1,983	Schawk, Inc.	22,368
2,488	School Specialty, Inc.*	56,726
32	Seaboard Corp.	46,528
5,049	Simpson Manufacturing Co., Inc.	125,518
7,368	Skywest, Inc.	108,383
1,177	SmartHeat, Inc.*	15,560
6,867	Spherion Corp.*	35,914
999	Standard Parking Corp.*	16,084
2,318	Standard Register Co. (The)	10,477
1,630	Standex International Corp.	29,748
1,516	Stanley, Inc.*	40,447
9,448	Steelcase, Inc., Class A	51,586
1,751	Sterling Construction Co., Inc.*	30,292
1,637	Sun Hydraulics Corp.	38,715
4,582	SYKES Enterprises, Inc.*	112,488
2,006	TAL International Group, Inc.	27,402
8,208	Taser International, Inc.*	34,720
1,760	TBS International Ltd., Class A*	13,640
2,496	Team, Inc.*	40,934
2,445	Tecumseh Products Co., Class A*	27,922
4,783	Teledyne Technologies, Inc.*	160,326
2,485	Tennant Co.	67,642
7,993	Tetra Tech, Inc.*	210,536
1,223	Textainer Group Holdings Ltd.	19,507
4,664	Titan International, Inc.	38,618
1,711	Titan Machinery, Inc.*	19,215
766	Todd Shipyards Corp.	12,892
3,918	Tredegar Corp.	56,458
2,043	Trex Co., Inc.*	36,631
2,038	Trimas Corp.*	9,151
2,209	Triumph Group, Inc.	106,010
5,815	TrueBlue, Inc.*	70,710
3,420	Tutor Perini Corp.*	56,840
1,122	Twin Disc, Inc.	10,648
22,139	UAL Corp.*	171,799
1,598	Ultralife Corp.*	5,881
2,853	Ultrapetrol Bahamas Ltd.*	13,181
253	United Capital Corp.*	5,063
7,963	United Rentals, Inc.*	73,419
3,139	United Stationers, Inc.*	159,901
2,537	Universal Forest Products, Inc.	91,180
779	Universal Truckload Services, Inc.	11,864
21,337	US Airways Group, Inc.*	78,734
1,033	USA Truck, Inc.*	11,776
6,649	Valence Technology, Inc.*	7,114
2,722	Viad Corp.	50,275
2,596	Vicor Corp.*	21,287
1,600	Volt Information Sciences, Inc.*	14,192
549	VSE Corp.	24,952
2,363	Waste Services, Inc.*	18,809
3,525	Watsco, Inc.	176,814
5,649	Watson Wyatt Worldwide, Inc., Class A	233,530
3,883	Watts Water Technologies, Inc., Class A	119,014
5,642	Werner Enterprises, Inc.	105,280
620	Willis Lease Finance Corp.*	8,711
7,993	Woodward Governor Co.	185,917
7,883	YRC Worldwide, Inc.*	8,908
		17,828,862
	Information Technology - 13.1%

51,363	3Com Corp.*	378,545
3,638	3PAR, Inc.*	37,289
4,643	ACI Worldwide, Inc.*	76,517
5,154	Acme Packet, Inc.*	52,880
3,458	Actel Corp.*	40,320
6,070	ActivIdentity Corp.*	12,929
5,932	Actuate Corp.*	23,906
8,992	Acxiom Corp.*	103,768
16,142	Adaptec, Inc.*	50,524
12,800	ADC Telecommunications, Inc.*	78,464
7,327	ADTRAN, Inc.	154,820
5,689	Advanced Analogic Technologies, Inc.*	18,205
4,373	Advanced Energy Industries, Inc.*	47,797
2,023	Advent Software, Inc.*	76,712
2,019	Agilysys, Inc.	16,657
3,325	Airvana, Inc.*	20,183
2,945	American Software, Inc., Class A	18,023
14,470	Amkor Technology, Inc.*	80,308
8,374	Anadigics, Inc.*	25,792
1,929	Anaren, Inc.*	26,562
3,944	Anixter International, Inc.*	170,460
8,728	Applied Micro Circuits Corp.*	64,849
2,432	ArcSight, Inc.*	55,328
11,588	Ariba, Inc.*	125,614
16,415	Arris Group, Inc.*	163,986
16,776	Art Technology Group, Inc.*	67,775
7,799	Aruba Networks, Inc.*	62,392
3,871	AsiaInfo Holdings, Inc.*	95,188
8,100	Atheros Communications, Inc.*	230,607
4,152	ATMI, Inc.*	64,564
3,750	Avid Technology, Inc.*	44,625
5,862	Avocent Corp.*	146,433
1,366	Bel Fuse, Inc., Class B	24,369
8,644	Benchmark Electronics, Inc.*	155,851
4,710	BigBand Networks, Inc.*	16,909
2,321	Black Box Corp.	65,429
5,805	Blackbaud, Inc.	129,219
4,206	Blackboard, Inc.*	175,516
5,236	Blue Coat Systems, Inc.*	138,387
3,322	Bottomline Technologies, Inc.*	53,451
6,638	Brightpoint, Inc.*	47,661
8,515	Brooks Automation, Inc.*	62,415
3,104	Cabot Microelectronics Corp.*	94,951
3,977	CACI International, Inc., Class A*	184,612
3,427	Callidus Software, Inc.*	9,493
1,101	Cass Information Systems, Inc.	31,004
4,805	Cavium Networks, Inc.*	96,917
2,599	Ceva, Inc.*	30,252
5,156	Checkpoint Systems, Inc.*	73,112
3,567	China Information Security Technology, Inc.*	21,295
5,819	China Security & Surveillance Technology, Inc.*	35,089
1,147	China TransInfo Technology Corp.*	8,511
4,003	Chordiant Software, Inc.*	11,168
9,098	Ciber, Inc.*	28,841
8,639	Cirrus Logic, Inc.*	46,910
5,654	Cogent, Inc.*	48,229
5,254	Cognex Corp.	86,481
3,055	Cogo Group, Inc.*	17,413
2,869	Coherent, Inc.*	72,930
3,094	Cohu, Inc.	36,447
807	Communications Systems, Inc.	9,159
5,514	CommVault Systems, Inc.*	114,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,220	Compellent Technologies, Inc.*	$46,109
1,975	Computer Task Group, Inc.*	12,186
2,848	comScore, Inc.*	45,596
3,723	Comtech Telecommunications Corp.*	106,999
2,530	Comverge, Inc.*	26,008
5,273	Concur Technologies, Inc.*	195,417
3,186	Constant Contact, Inc.*	56,902
968	CPI International, Inc.*	9,351
4,516	Cray, Inc.*	31,567
4,652	CSG Systems International, Inc.*	90,063
4,466	CTS Corp.	41,400
9,152	Cybersource Corp.*	157,140
3,931	Cymer, Inc.*	131,453
4,447	Daktronics, Inc.	37,666
1,898	DDi Corp.*	7,326
4,965	DealerTrack Holdings, Inc.*	84,703
2,427	Deltek, Inc.*	18,469
2,666	DemandTec, Inc.*	23,514
2,745	DG FastChannel, Inc.*	73,978
2,075	Dice Holdings, Inc.*	11,163
3,258	Digi International, Inc.*	25,706
5,059	Digital River, Inc.*	127,639
4,229	Diodes, Inc.*	74,177
4,286	DivX, Inc.*	21,773
2,278	Double-Take Software, Inc.*	20,046
3,010	DSP Group, Inc.*	18,933
2,305	DTS, Inc.*	69,473
1,143	Dynamics Research Corp.*	13,144
14,007	Earthlink, Inc.	115,278
899	Ebix, Inc.*	46,667
4,290	Echelon Corp.*	47,447
2,375	Electro Rent Corp.	24,059
3,635	Electro Scientific Industries, Inc.*	35,369
6,520	Electronics for Imaging, Inc.*	78,305
870	eLoyalty Corp.*	6,090
9,975	Emcore Corp.*	8,978
2,024	EMS Technologies, Inc.*	26,069
11,001	Emulex Corp.*	107,150
17,225	Entegris, Inc.*	71,828
6,992	Entropic Communications, Inc.*	20,277
6,263	Epicor Software Corp.*	46,972
4,279	EPIQ Systems, Inc.*	55,413
481	ePlus, Inc.*	7,609
6,446	Euronet Worldwide, Inc.*	136,913
4,665	Exar Corp.*	32,748
1,972	ExlService Holdings, Inc.*	31,986
11,781	Extreme Networks*	25,683
6,466	Fair Isaac Corp.	118,005
4,560	FalconStor Software, Inc.*	17,602
2,210	FARO Technologies, Inc.*	43,117
4,951	FEI Co.*	120,903
6,539	Formfactor, Inc.*	110,836
2,068	Forrester Research, Inc.*	51,803
7,849	Gartner, Inc.*	148,503
4,966	Global Cash Access Holdings, Inc.*	36,947
2,762	Globecomm Systems, Inc.*	22,124
2,509	GSE Systems, Inc.*	11,943
3,678	GSI Commerce, Inc.*	82,167
2,437	GSI Technology, Inc.*	11,405
5,092	Hackett Group, Inc. (The)*	13,545
12,668	Harmonic, Inc.*	64,100
7,816	Harris Stratex Networks, Inc., Class A*	49,084
4,963	Heartland Payment Systems, Inc.	53,054
2,847	Hittite Microwave Corp.*	107,389
1,178	Hughes Communications, Inc.*	30,275
2,142	i2 Technologies, Inc.*	39,413
1,510	ICx Technologies, Inc.*	7,565
3,006	iGate Corp.	28,707
3,933	Imation Corp.	34,492
1,042	Imergent, Inc.	6,398
3,696	Immersion Corp.*	14,784
11,128	Infinera Corp.*	91,583
4,518	infoGROUP, Inc.*	36,596
11,549	Informatica Corp.*	259,275
3,143	Information Services Group, Inc.*	10,120
4,639	Infospace, Inc.*	37,947
2,849	Innodata Isogen, Inc.*	14,900
6,075	Insight Enterprises, Inc.*	61,661
2,291	Integral Systems, Inc.*	20,367
2,826	Intellon Corp.*	20,941
1,678	Interactive Intelligence, Inc.*	28,962
5,786	InterDigital, Inc.*	137,649
8,228	Intermec, Inc.*	101,122
6,733	Internap Network Services Corp.*	25,047
3,629	Internet Brands, Inc., Class A*	25,076
4,859	Internet Capital Group, Inc.*	31,243
2,908	Intevac, Inc.*	36,176
6,672	Ipass, Inc.*	7,806
3,062	IPG Photonics Corp.*	45,838
3,432	Isilon Systems, Inc.*	20,420
4,157	Ixia*	27,561
3,134	IXYS Corp.*	20,183
5,918	j2 Global Communications, Inc.*	117,650
11,110	Jack Henry & Associates, Inc.	253,863
3,506	JDA Software Group, Inc.*	82,321
2,977	Kenexa Corp.*	32,300
1,635	Keynote Systems, Inc.	17,445
3,991	Knot, Inc. (The)*	38,074
8,947	Kopin Corp.*	38,562
9,055	Kulicke & Soffa Industries, Inc.*	41,110
1,847	KVH Industries, Inc.*	22,293
9,915	L-1 Identity Solutions, Inc.*	60,878
15,269	Lattice Semiconductor Corp.*	33,439
18,225	Lawson Software, Inc.*	119,374
4,350	Limelight Networks, Inc.*	14,921
7,593	Lionbridge Technologies, Inc.*	15,110
1,986	Liquidity Services, Inc.*	16,325
2,876	Littelfuse, Inc.*	75,294
5,479	LivePerson, Inc.*	34,737
997	LogMeIn, Inc.*	17,777
2,655	LoopNet, Inc.*	27,054
1,412	Loral Space & Communications, Inc.*	46,751
3,053	Manhattan Associates, Inc.*	71,929
2,902	Mantech International Corp., Class A*	125,599
2,606	Marchex, Inc., Class B	12,092
2,315	MAXIMUS, Inc.	107,624
2,976	Maxwell Technologies, Inc.*	48,925
1,921	Measurement Specialties, Inc.*	17,462
2,058	MEMSIC, Inc.*	6,812
12,484	Mentor Graphics Corp.*	92,007
3,430	MercadoLibre, Inc.*	169,305
2,997	Mercury Computer Systems, Inc.*	31,798
5,014	Methode Electronics, Inc.	39,911
5,995	Micrel, Inc.	42,864
10,758	Microsemi Corp.*	163,844
1,188	MicroStrategy, Inc., Class A*	104,033
6,897	Microtune, Inc.*	12,001
5,968	MIPS Technologies, Inc.*	22,440
6,529	MKS Instruments, Inc.*	98,914
6,062	ModusLink Global Solutions, Inc.*	48,981

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10,941	MoneyGram International, Inc.*	$27,134
4,484	Monolithic Power Systems, Inc.*	96,406
2,867	Monotype Imaging Holdings, Inc.*	22,191
20,428	Move, Inc.*	31,459
2,210	MTS Systems Corp.	56,952
1,299	Multi-Fineline Electronix, Inc.*	32,384
877	NCI, Inc., Class A*	22,065
5,128	Ness Technologies, Inc.*	25,948
4,118	Net 1 UEPS Technologies, Inc.*	76,924
6,248	Netezza Corp.*	63,355
4,560	Netgear, Inc.*	90,516
2,400	Netlogic Microsystems, Inc.*	97,920
3,257	Netscout Systems, Inc.*	41,006
2,212	NetSuite, Inc.*	30,880
3,877	Network Equipment Technologies, Inc.*	13,298
4,791	Newport Corp.*	35,022
6,680	NIC, Inc.	57,849
4,031	Novatel Wireless, Inc.*	33,780
611	NVE Corp.*	23,004
6,637	Omnivision Technologies, Inc.*	92,653
3,368	Online Resources Corp.*	18,524
391	OpenTable, Inc.*	10,350
11,038	Openwave Systems, Inc.*	26,050
2,724	Oplink Communications, Inc.*	46,962
1,734	Opnet Technologies, Inc.	18,242
3,692	Opnext, Inc.*	6,756
2,068	OSI Systems, Inc.*	42,249
21,920	Palm, Inc.*	239,147
1,068	PAR Technology Corp.*	5,778
15,364	Parametric Technology Corp.*	231,382
2,724	Park Electrochemical Corp.	64,423
3,890	Parkervision, Inc.*	7,080
1,245	PC Connection, Inc.*	7,632
1,373	PC Mall, Inc.*	7,950
2,496	PC-Tel, Inc.*	14,277
1,986	Pegasystems, Inc.	57,058
3,790	Perficient, Inc.*	31,760
3,353	Pericom Semiconductor Corp.*	34,569
2,035	Pervasive Software, Inc.*	9,972
4,640	Phoenix Technologies Ltd.*	12,203
7,022	Photronics, Inc.*	28,369
6,473	Plantronics, Inc.	149,850
5,243	Plexus Corp.*	142,400
4,464	PLX Technology, Inc.*	13,660
11,116	Polycom, Inc.*	239,661
3,163	Power Integrations, Inc.	106,245
17,476	Powerwave Technologies, Inc.*	24,466
5,292	Progress Software Corp.*	127,484
2,532	PROS Holdings, Inc.*	19,750
1,652	QAD, Inc.	9,169
27,858	Quantum Corp.*	67,974
8,112	Quest Software, Inc.*	136,525
8,803	Rackspace Hosting, Inc.*	162,944
3,635	Radiant Systems, Inc.*	35,223
3,093	Radisys Corp.*	28,858
5,378	RAE Systems, Inc.*	4,141
11,001	RealNetworks, Inc.*	35,973
860	Renaissance Learning, Inc.	9,331
35,224	RF Micro Devices, Inc.*	152,168
2,887	RightNow Technologies, Inc.*	40,822
1,246	Rimage Corp.*	20,235
7,250	Riverbed Technology, Inc.*	147,610
3,821	Rofin-Sinar Technologies, Inc.*	87,042
2,075	Rogers Corp.*	58,432
823	Rosetta Stone, Inc.*	14,509
1,652	Rubicon Technology, Inc.*	28,778
4,089	Rudolph Technologies, Inc.*	26,578
7,002	S1 Corp.*	41,732
3,252	Saba Software, Inc.*	13,691
11,177	Sapient Corp.*	82,263
4,787	SAVVIS, Inc.*	59,933
3,515	Scansource, Inc.*	81,794
4,221	Seachange International, Inc.*	23,553
3,002	Semitool, Inc.*	32,932
8,080	Semtech Corp.*	129,442
5,860	ShoreTel, Inc.*	29,945
3,528	Sigma Designs, Inc.*	41,207
3,962	Silicon Graphics International Corp.*	23,970
9,909	Silicon Image, Inc.*	21,701
10,534	Silicon Storage Technology, Inc.*	24,018
22,182	Skyworks Solutions, Inc.*	273,060
4,852	SMART Modular Technologies WWH, Inc.*	21,494
3,759	Smith Micro Software, Inc.*	23,794
1,607	SolarWinds, Inc.*	29,810
9,200	Solera Holdings, Inc.	321,632
7,129	SonicWALL, Inc.*	55,535
27,325	Sonus Networks, Inc.*	59,569
2,936	Sourcefire, Inc.*	57,634
1,671	Spectrum Control, Inc.*	14,605
5,523	SRA International, Inc., Class A*	99,690
1,529	SRS Labs, Inc.*	10,596
2,906	Standard Microsystems Corp.*	55,911
5,182	Starent Networks Corp.*	178,727
1,579	StarTek, Inc.*	10,942
3,278	STEC, Inc.*	40,614
2,669	Stratasys, Inc.*	39,635
6,126	SuccessFactors, Inc.*	92,258
3,029	Super Micro Computer, Inc.*	29,502
1,453	Supertex, Inc.*	34,756
6,151	support.com, Inc.*	14,578
2,706	Switch & Data Facilities Co., Inc.*	49,953
25,500	Sycamore Networks, Inc.*	72,165
5,781	Symmetricom, Inc.*	25,379
4,518	Symyx Technologies, Inc.*	19,201
4,548	Synaptics, Inc.*	122,523
2,516	Synchronoss Technologies, Inc.*	33,916
2,541	SYNNEX Corp.*	71,936
1,705	Syntel, Inc.	64,500
10,642	Take-Two Interactive Software, Inc.*	119,722
4,132	Taleo Corp., Class A*	85,367
5,419	Technitrol, Inc.	27,420
1,527	TechTarget, Inc.*	8,933
2,087	Techwell, Inc.*	24,334
8,830	Tekelec*	125,563
5,063	TeleCommunication Systems, Inc., Class A*	42,681
4,292	TeleTech Holdings, Inc.*	82,793
7,698	Terremark Worldwide, Inc.*	47,035
6,452	Tessera Technologies, Inc.*	152,719
8,948	THQ, Inc.*	43,845
23,258	TIBCO Software, Inc.*	200,019
2,320	Tier Technologies, Inc., Class B*	17,748
13,848	TiVo, Inc.*	137,095
3,336	TNS, Inc.*	83,567
736	Travelzoo, Inc.*	10,407
8,344	Trident Microsystems, Inc.*	15,770
19,527	TriQuint Semiconductor, Inc.*	106,227
5,720	TTM Technologies, Inc.*	59,316
4,132	Tyler Technologies, Inc.*	82,557
3,228	Ultimate Software Group, Inc.*	86,930

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,123	Ultratech, Inc.*	$41,161
1,886	Unica Corp.*	12,825
5,613	Unisys Corp.*	180,121
11,076	United Online, Inc.	75,317
3,877	Universal Display Corp.*	41,406
15,005	Utstarcom, Inc.*	25,809
11,515	ValueClick, Inc.*	108,586
3,541	VASCO Data Security International, Inc.*	23,300
4,261	Veeco Instruments, Inc.*	116,368
9,558	VeriFone Holdings, Inc.*	126,739
3,440	Viasat, Inc.*	105,436
2,153	Virage Logic Corp.*	12,057
1,749	Virtusa Corp.*	15,339
2,193	Vocus, Inc.*	35,834
2,995	Volterra Semiconductor Corp.*	49,388
3,486	Web.com Group, Inc.*	20,742
5,870	Websense, Inc.*	92,335
3,032	White Electronic Designs Corp.*	13,068
5,079	Wright Express Corp.*	148,154
3,434	X-Rite, Inc.*	7,177
8,386	Zix Corp.*	13,250
6,844	Zoran Corp.*	62,554
1,965	Zygo Corp.*	12,812
		20,879,158
	Materials - 3.4%

3,096	A. Schulman, Inc.	50,527
2,204	A.M. Castle & Co.	28,872
706	AEP Industries, Inc.*	26,680
7,307	Allied Nevada Gold Corp.*	94,991
3,114	AMCOL International Corp.	84,857
2,603	American Vanguard Corp.	19,132
2,786	Ampal-American Israel Corp., Class A*	8,358
3,319	Arch Chemicals, Inc.	88,982
2,422	Balchem Corp.	77,213
3,879	Boise, Inc.*	18,968
2,661	Brush Engineered Materials, Inc.*	47,100
5,129	Buckeye Technologies, Inc.*	49,649
995	Bway Holding Co.*	15,840
7,249	Calgon Carbon Corp.*	101,414
6,017	Century Aluminum Co.*	58,666
1,324	China Green Agriculture, Inc.*	21,184
4,110	China Precision Steel, Inc.*	8,837
1,510	Clearwater Paper Corp.*	74,186
9,985	Coeur d’Alene Mines Corp.*	227,758
1,406	Deltic Timber Corp.	53,737
5,499	Domtar Corp.*	310,254
5,954	Ferro Corp.	38,522
8,440	General Moly, Inc.*	18,990
2,374	General Steel Holdings, Inc.*	9,520
6,035	Glatfelter	67,109
14,795	Graphic Packaging Holding Co.*	39,947
6,444	H.B. Fuller Co.	131,200
1,156	Hawkins, Inc.	25,247
1,592	Haynes International, Inc.*	42,666
6,699	Headwaters, Inc.*	31,552
31,344	Hecla Mining Co.*	207,184
5,745	Horsehead Holding Corp.*	64,459
3,653	ICO, Inc.*	15,452
2,280	Innophos Holdings, Inc.	56,476
3,127	Innospec, Inc.	27,799
2,044	Kaiser Aluminum Corp.	78,980
2,735	KapStone Paper and Packaging Corp.*	19,391
2,718	Koppers Holdings, Inc.	76,784
3,475	Landec Corp.*	21,823
16,638	Louisiana-Pacific Corp.*	103,821
2,283	LSB Industries, Inc.*	27,898
2,486	Minerals Technologies, Inc.	131,360
4,166	Myers Industries, Inc.	34,453
1,949	Neenah Paper, Inc.	27,150
1,339	NewMarket Corp.	140,220
905	NL Industries, Inc.	6,172
10,327	Olin Corp.	173,184
1,189	Olympic Steel, Inc.	32,971
4,044	OM Group, Inc.*	123,868
5,807	Omnova Solutions, Inc.*	38,442
10,323	Paramount Gold and Silver Corp.*	13,420
12,247	PolyOne Corp.*	87,934
1,461	Quaker Chemical Corp.	28,475
5,079	Rock-Tenn Co., Class A	229,418
6,526	Rockwood Holdings, Inc.*	146,900
3,986	RTI International Metals, Inc.*	78,963
2,024	Schweitzer-Mauduit International, Inc.	124,597
6,444	Sensient Technologies Corp.	163,291
3,723	ShengdaTech, Inc.*	23,604
3,548	Silgan Holdings, Inc.	190,066
15,765	Solutia, Inc.*	169,789
4,044	Spartech Corp.	43,958
970	Stepan Co.	60,838
5,419	Stillwater Mining Co.*	51,589
1,004	Sutor Technology Group Ltd.*	2,359
3,122	Texas Industries, Inc.	108,458
4,391	U.S. Concrete, Inc.*	3,118
10,569	U.S. Gold Corp.*	30,016
238	United States Lime & Minerals, Inc.*	8,135
893	Universal Stainless & Alloy*	14,493
5,758	Wausau Paper Corp.	58,444
2,598	Westlake Chemical Corp.	67,938
7,995	Worthington Industries, Inc.	93,621
9,554	WR Grace & Co.*	218,404
2,849	Zep, Inc.	50,370
3,686	Zoltek Cos., Inc.*	33,100
		5,381,143
	Telecommunication Services - 0.7%

1,628	AboveNet, Inc.*	83,516
5,855	Alaska Communications Systems Group, Inc.	42,800
1,184	Atlantic Tele-Network, Inc.	55,494
3,071	Cbeyond, Inc.*	39,647
28,465	Cincinnati Bell, Inc.*	84,826
5,863	Cogent Communications Group, Inc.*	49,894
3,087	Consolidated Communications Holdings, Inc.	46,922
5,574	General Communication, Inc., Class A*	33,667
3,853	Global Crossing Ltd.*	43,539
1,725	HickoryTech Corp.	14,128
3,631	Ibasis, Inc.*	10,857
3,581	inContact, Inc.*	8,272
4,333	Iowa Telecommunications Services, Inc.	68,895
2,254	iPCS, Inc.*	54,118
4,343	Neutral Tandem, Inc.*	100,193
4,006	NTELOS Holdings Corp.	67,341
16,268	PAETEC Holding Corp.*	59,704
8,047	Premiere Global Services, Inc.*	60,835

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,127	Shenandoah Telecommunications Co.	$52,534
1,888	SureWest Communications*	16,444
9,078	Syniverse Holdings, Inc.*	143,977
2,990	USA Mobility, Inc.	29,840
2	Windstream Corp.	17
		1,167,460
	Utilities - 2.4%

3,881	Allete, Inc.	129,781
2,444	American States Water Co.	80,847
815	Artesian Resources Corp., Class A	13,651
7,236	Avista Corp.	150,581
5,144	Black Hills Corp.	121,244
1,646	Cadiz, Inc.*	21,299
2,606	California Water Service Group	95,327
1,536	Central Vermont Public Service Corp.	29,814
2,082	CH Energy Group, Inc.	84,071
1,240	Chesapeake Utilities Corp.	38,862
8,001	Cleco Corp.	204,185
1,123	Connecticut Water Service, Inc.	25,492
1,930	Consolidated Water Co., Ltd.	25,283
5,955	El Paso Electric Co.*	117,909
4,512	Empire District Electric Co. (The)	81,848
6,247	IDACORP, Inc.	184,724
2,938	Laclede Group, Inc. (The)	91,989
3,061	MGE Energy, Inc.	105,115
1,781	Middlesex Water Co.	28,781
5,591	New Jersey Resources Corp.	196,971
5,993	Nicor, Inc.	234,686
3,511	Northwest Natural Gas Co.	150,552
4,776	NorthWestern Corp.	123,173
565	Pennichuck Corp.	13,046
9,741	Piedmont Natural Gas Co., Inc.	230,862
11,481	PNM Resources, Inc.	127,898
9,963	Portland General Electric Co.	195,374
1,705	SJW Corp.	36,572
3,935	South Jersey Industries, Inc.	141,896
5,933	Southwest Gas Corp.	155,504
3,253	Southwest Water Co.	19,193
8,229	U.S. Geothermal, Inc.*	12,426
3,882	UIL Holdings Corp.	104,659
4,709	Unisource Energy Corp.	140,422
1,389	Unitil Corp.	29,433
6,639	WGL Holdings, Inc.	208,996
1,645	York Water Co.	24,000
		3,776,466
	Total Common Stocks (Cost $89,412,635)	113,854,009

No. of Warrants
	Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a) - 4.5%
$201,126	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $201,127(b)	201,126
402,253	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $402,255(c)	402,253
1,206,758	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $1,206,772 (d)	1,206,758
241,853	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $241,854 (e)	241,853
422,365	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $422,367 (f)	422,365
804,506	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $804,523 (g)	804,506
201,126	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $201,127 (h)	201,126
1,206,758	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,206,763 (i)	1,206,758
1,005,632	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $1,005,636 (j)	1,005,632
603,379	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $603,382(k)	603,379
928,470	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $928,474(l)	928,470
	Total Repurchase Agreements (Cost $7,224,226)	7,224,226
	Total Investment Securities (Cost $96,636,861) — 75.9%	121,078,235
	Other assets less liabilities — 24.1%	38,530,038
	Net Assets — 100.0%	$159,608,273

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2009, the value of these securities amounted to $632 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $29,742,325.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $205,149. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $410,298. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $1,230,897. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $246,690. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $430,816. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $820,598. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $205,149. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $1,230,895. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $1,025,747. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $615,448. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $947,041. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,836,234)
Net unrealized depreciation	$(25,836,234)
Federal income tax cost of investments	$146,914,469

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation

E-Mini Russell 2000 Futures Contracts	500	12/18/09	$28,950,000	$(168,172)

Cash collateral in the amount of $1,237,381 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$7,013,620	$(274,360)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	7,532,261	(673,708)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	156,217,420	37,677,076

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	5,677,571	(223,015)

		$36,505,993

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$113,853,377	$632	$113,854,009
Rights/Warrants	—	—	—
Repurchase Agreements	—	7,224,226	7,224,226
Total Investment Securities	113,853,377	7,224,858	121,078,235
Other Financial Instruments*:
Futures Contracts	(168,172)	—	(168,172)
Swap Agreements	—	36,505,993	36,505,993
Total Other Financial Instruments	(168,172)	36,505,993	36,337,821
Total Investments	$113,685,205	$43,730,851	$157,416,056

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

UltraPro S&P500®

Shares		Value
	Common Stocks (a) - 39.8%
	Consumer Discretionary - 3.8%

312	Abercrombie & Fitch Co., Class A	$12,458
1,179	Amazon.com, Inc.*	160,238
452	Apollo Group, Inc., Class A*	25,796
335	AutoNation, Inc.*	5,913
108	AutoZone, Inc.*	15,970
929	Bed Bath & Beyond, Inc.*	34,708
1,211	Best Buy Co., Inc.	51,867
293	Big Lots, Inc.*	6,757
213	Black & Decker Corp.	12,927
1,554	Carnival Corp.*	49,775
2,404	CBS Corp., Class B	30,795
1,128	Coach, Inc.	39,198
10,178	Comcast Corp., Class A	149,311
978	D.R. Horton, Inc.	10,054
495	Darden Restaurants, Inc.	15,558
220	DeVry, Inc.	11,950
3,330	DIRECTV, Class A*	105,328
951	Eastman Kodak Co.*	3,852
747	Expedia, Inc.*	19,034
496	Family Dollar Stores, Inc.	15,133
11,425	Ford Motor Co.*	101,568
533	Fortune Brands, Inc.	20,473
584	GameStop Corp., Class A*	14,255
833	Gannett Co., Inc.	8,238
1,708	Gap, Inc. (The)	36,585
566	Genuine Parts Co.	20,280
858	Goodyear Tire & Rubber Co. (The)*	11,763
1,189	H&R Block, Inc.	24,137
832	Harley-Davidson, Inc.	24,245
246	Harman International Industries, Inc.	9,252
447	Hasbro, Inc.	13,254
6,045	Home Depot, Inc.	165,391
1,051	International Game Technology	19,853
1,724	Interpublic Group of Cos., Inc.*	10,913
837	J.C. Penney Co., Inc.	24,055
2,378	Johnson Controls, Inc.	64,325
262	KB Home	3,550
1,084	Kohl’s Corp.*	57,604
554	Leggett & Platt, Inc.	10,781
547	Lennar Corp., Class A	6,931
947	Limited Brands, Inc.	15,711
5,240	Lowe’s Cos., Inc.	114,284
1,491	Macy’s, Inc.	24,318
896	Marriott International, Inc., Class A	23,034
1,277	Mattel, Inc.	24,850
3,871	McDonald’s Corp.	244,841
1,116	McGraw-Hill Cos., Inc. (The)	33,435
129	Meredith Corp.	3,399
410	New York Times Co. (The), Class A*	3,460
985	Newell Rubbermaid, Inc.	14,292
7,974	News Corp., Class A	91,382
1,379	NIKE, Inc., Class B	89,483
584	Nordstrom, Inc.	19,535
974	Office Depot, Inc.*	5,980
1,102	Omnicom Group, Inc.	40,465
485	O’Reilly Automotive, Inc.*	18,808
205	Polo Ralph Lauren Corp.	15,754
150	priceline.com, Inc.*	32,118
1,121	Pulte Homes, Inc.	10,246
444	RadioShack Corp.	8,374
316	Scripps Networks Interactive, Inc., Class A	12,498
177	Sears Holdings Corp.*	12,558
346	Sherwin-Williams Co. (The)	21,051
2,562	Staples, Inc.	59,746
2,614	Starbucks Corp.*	57,247
663	Starwood Hotels & Resorts Worldwide, Inc.	21,229
2,667	Target Corp.	124,176
440	Tiffany & Co.	18,779
1,250	Time Warner Cable, Inc.	52,363
4,205	Time Warner, Inc.	129,178
1,503	TJX Cos., Inc.	57,685
316	VF Corp.	22,980
2,152	Viacom, Inc., Class B*	63,785
6,592	Walt Disney Co. (The)	199,210
22	Washington Post Co. (The), Class B	9,099
263	Whirlpool Corp.	19,504
633	Wyndham Worldwide Corp.	11,755
245	Wynn Resorts Ltd.	15,812
1,655	Yum! Brands, Inc.	58,372
		3,224,871
	Consumer Staples - 4.7%

7,346	Altria Group, Inc.	138,178
2,277	Archer-Daniels-Midland Co.	70,154
1,514	Avon Products, Inc.	51,855
390	Brown-Forman Corp., Class B	19,956
683	Campbell Soup Co.	23,885
494	Clorox Co.	29,773
8,219	Coca-Cola Co. (The)	470,127
1,125	Coca-Cola Enterprises, Inc.	22,106
1,768	Colgate-Palmolive Co.	148,848
1,568	ConAgra Foods, Inc.	34,794
705	Constellation Brands, Inc., Class A*	12,063
1,542	Costco Wholesale Corp.	92,381
5,119	CVS Caremark Corp.	158,740
639	Dean Foods Co.*	10,160
901	Dr. Pepper Snapple Group, Inc.*	23,597
419	Estee Lauder Cos., Inc. (The), Class A	19,622
1,154	General Mills, Inc.	78,472
1,118	H. J. Heinz Co.	47,459
588	Hershey Co. (The)	20,798
248	Hormel Foods Corp.	9,305
422	J.M. Smucker Co. (The)	24,932
910	Kellogg Co.	47,848
1,470	Kimberly-Clark Corp.	96,976
5,231	Kraft Foods, Inc., Class A	139,040
2,310	Kroger Co. (The)	52,529
586	Lorillard, Inc.	45,655
463	McCormick & Co., Inc. (Non-Voting)	16,520
556	Molson Coors Brewing Co., Class B	25,137
511	Pepsi Bottling Group, Inc.	19,392
5,525	PepsiCo, Inc.	343,766
6,861	Philip Morris International, Inc.	329,945
10,352	Procter & Gamble Co. (The)	645,447
599	Reynolds American, Inc.	29,926
1,477	Safeway, Inc.	33,232
2,467	Sara Lee Corp.	29,949
752	SUPERVALU, Inc.	10,400
2,096	Sysco Corp.	56,676
1,083	Tyson Foods, Inc., Class A	13,018
3,520	Walgreen Co.	136,893
7,660	Wal-Mart Stores, Inc.	417,853
498	Whole Foods Market, Inc.*	12,774
		4,010,181
	Energy - 4.8%

1,740	Anadarko Petroleum Corp.	103,582

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,191	Apache Corp.	$113,478
1,099	Baker Hughes, Inc.	44,773
1,036	BJ Services Co.	19,456
368	Cabot Oil & Gas Corp.	14,094
863	Cameron International Corp.*	32,621
2,276	Chesapeake Energy Corp.	54,442
7,113	Chevron Corp.	555,098
5,259	ConocoPhillips	272,258
641	CONSOL Energy, Inc.	29,435
885	Denbury Resources, Inc.*	11,744
1,574	Devon Energy Corp.	106,009
246	Diamond Offshore Drilling, Inc.	24,487
2,487	El Paso Corp.	23,776
505	ENSCO International, Inc.	22,220
894	EOG Resources, Inc.	77,322
17,044	Exxon Mobil Corp.	1,279,493
434	FMC Technologies, Inc.*	23,640
3,198	Halliburton Co.	93,893
1,032	Hess Corp.	59,815
2,510	Marathon Oil Corp.	81,876
303	Massey Energy Co.	11,411
677	Murphy Oil Corp.	38,176
1,007	Nabors Industries Ltd.*	20,795
1,483	National Oilwell Varco, Inc.	63,799
615	Noble Energy, Inc.	40,129
2,876	Occidental Petroleum Corp.	232,352
949	Peabody Energy Corp.	42,193
408	Pioneer Natural Resources Co.	16,871
558	Range Resources Corp.	26,299
403	Rowan Cos., Inc.*	9,950
4,248	Schlumberger Ltd.	271,405
881	Smith International, Inc.	23,946
1,222	Southwestern Energy Co.*	53,719
2,291	Spectra Energy Corp.	44,468
415	Sunoco, Inc.	10,458
495	Tesoro Corp.	6,326
1,996	Valero Energy Corp.	31,716
2,068	Williams Cos., Inc. (The)	41,133
2,058	XTO Energy, Inc.	87,342
		4,116,000
	Financials - 5.8%

1,658	Aflac, Inc.	76,318
1,902	Allstate Corp. (The)	54,036
4,218	American Express Co.	176,439
477	American International Group, Inc.*	13,547
904	Ameriprise Financial, Inc.	34,461
973	AON Corp.	37,684
415	Apartment Investment & Management Co., Class A (REIT)	5,607
418	Assurant, Inc.	12,778
284	AvalonBay Communities, Inc. (REIT)	20,516
30,684	Bank of America Corp.	486,341
4,266	Bank of New York Mellon Corp. (The)	113,646
2,417	BB&T Corp.	60,183
492	Boston Properties, Inc. (REIT)	32,954
1,614	Capital One Financial Corp.	61,913
852	CB Richard Ellis Group, Inc., Class A*	9,738
3,376	Charles Schwab Corp. (The)	61,882
1,241	Chubb Corp.	62,224
577	Cincinnati Financial Corp.	14,725
46,254	Citigroup, Inc.	190,104
236	CME Group, Inc.	77,462
536	Comerica, Inc.	15,260
1,900	Discover Financial Services	29,374
5,107	E*Trade Financial Corp.*	8,376
972	Equity Residential (REIT)	31,308
314	Federated Investors, Inc., Class B	8,095
2,821	Fifth Third Bancorp	28,436
775	First Horizon National Corp.*	10,501
531	Franklin Resources, Inc.	57,364
1,707	Genworth Financial, Inc., Class A*	18,384
1,813	Goldman Sachs Group, Inc. (The)	307,594
1,363	Hartford Financial Services Group, Inc.	33,339
1,040	HCP, Inc. (REIT)	32,552
425	Health Care REIT, Inc. (REIT)	18,934
2,142	Host Hotels & Resorts, Inc. (REIT)	22,534
1,673	Hudson City Bancorp, Inc.	22,234
2,533	Huntington Bancshares, Inc./OH	9,676
260	IntercontinentalExchange, Inc.*	27,765
1,476	Invesco Ltd.	32,841
646	Janus Capital Group, Inc.	8,456
13,947	JPMorgan Chase & Co.	592,608
3,116	KeyCorp	18,260
1,335	Kimco Realty Corp. (REIT)	16,447
576	Legg Mason, Inc.	16,295
674	Leucadia National Corp.*	14,505
1,071	Lincoln National Corp.	24,537
1,290	Loews Corp.	45,692
293	M&T Bank Corp.	19,215
1,858	Marsh & McLennan Cos., Inc.	41,898
1,788	Marshall & Ilsley Corp.	10,281
561	MBIA, Inc.*	1,941
2,903	MetLife, Inc.	99,254
696	Moody’s Corp.	16,168
4,820	Morgan Stanley	152,216
503	NASDAQ OMX Group, Inc. (The)*	9,396
856	Northern Trust Corp.	42,372
922	NYSE Euronext	23,308
1,236	People’s United Financial, Inc.	20,134
577	Plum Creek Timber Co., Inc. (REIT)	19,901
1,636	PNC Financial Services Group, Inc.	93,268
1,131	Principal Financial Group, Inc.	28,716
2,407	Progressive Corp. (The)*	40,365
1,678	ProLogis (REIT)	21,948
1,642	Prudential Financial, Inc.	81,854
481	Public Storage (REIT)	38,278
4,214	Regions Financial Corp.	24,694
1,004	Simon Property Group, Inc. (REIT)	72,951
1,658	SLM Corp.*	18,188
1,754	State Street Corp.	72,440
1,769	SunTrust Banks, Inc.	41,801
908	T. Rowe Price Group, Inc.	44,428
293	Torchmark Corp.	12,740
2,013	Travelers Cos., Inc. (The)	105,461
6,781	U.S. Bancorp	163,626
1,175	Unum Group	22,372
555	Ventas, Inc. (REIT)	23,826
554	Vornado Realty Trust (REIT)	36,265
16,569	Wells Fargo & Co.	464,595
1,214	XL Capital Ltd., Class A	22,228
489	Zions Bancorp.	6,430
		4,946,483
	Health Care - 5.1%

5,483	Abbott Laboratories	298,769
1,548	Aetna, Inc.	45,062
1,091	Allergan, Inc.	63,420
1,054	AmerisourceBergen Corp.	26,023
3,602	Amgen, Inc.*	202,973

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,138	Baxter International, Inc.	$116,628
849	Becton, Dickinson and Co.	63,505
1,024	Biogen Idec, Inc.*	48,067
5,347	Boston Scientific Corp.*	44,754
7,026	Bristol-Myers Squibb Co.	177,828
346	C.R. Bard, Inc.	28,445
1,276	Cardinal Health, Inc.	41,125
638	CareFusion Corp.*	16,480
1,627	Celgene Corp.*	90,217
265	Cephalon, Inc.*	14,562
967	CIGNA Corp.	31,021
530	Coventry Health Care, Inc.*	11,952
369	DaVita, Inc.*	21,860
527	DENTSPLY International, Inc.	17,560
3,586	Eli Lilly & Co.	131,714
973	Express Scripts, Inc.*	83,483
1,070	Forest Laboratories, Inc.*	32,806
959	Genzyme Corp.*	48,621
3,207	Gilead Sciences, Inc.*	147,682
571	Hospira, Inc.*	26,808
602	Humana, Inc.*	24,989
647	IMS Health, Inc.	13,820
135	Intuitive Surgical, Inc.*	37,873
9,774	Johnson & Johnson	614,198
880	King Pharmaceuticals, Inc.*	10,410
384	Laboratory Corp. of America Holdings*	28,017
625	Life Technologies Corp.*	31,113
944	McKesson Corp.	58,547
1,680	Medco Health Solutions, Inc.*	106,109
3,925	Medtronic, Inc.	166,577
10,822	Merck & Co., Inc.	391,865
197	Millipore Corp.*	13,416
1,083	Mylan, Inc.*	19,353
330	Patterson Cos., Inc.*	8,484
414	PerkinElmer, Inc.	7,812
28,601	Pfizer, Inc.	519,680
553	Quest Diagnostics, Inc.	32,041
1,234	St. Jude Medical, Inc.*	45,300
1,001	Stryker Corp.	50,450
1,536	Tenet Healthcare Corp.*	6,989
1,448	Thermo Fisher Scientific, Inc.*	68,389
4,123	UnitedHealth Group, Inc.	118,206
445	Varian Medical Systems, Inc.*	20,799
339	Waters Corp.*	19,926
375	Watson Pharmaceuticals, Inc.*	13,909
1,685	WellPoint, Inc.*	91,041
760	Zimmer Holdings, Inc.*	44,969
		4,395,647
	Industrials - 4.1%

2,477	3M Co.	191,819
400	Avery Dennison Corp.	15,024
2,576	Boeing Co. (The)	135,008
929	Burlington Northern Santa Fe Corp.	91,321
597	C.H. Robinson Worldwide, Inc.	33,277
2,204	Caterpillar, Inc.	128,692
466	Cintas Corp.	13,090
1,390	CSX Corp.	65,997
716	Cummins, Inc.	32,148
919	Danaher Corp.	65,176
1,500	Deere & Co.	80,265
660	Dover Corp.	26,981
187	Dun & Bradstreet Corp.	14,696
587	Eaton Corp.	37,509
2,666	Emerson Electric Co.	110,399
448	Equifax, Inc.	12,835
752	Expeditors International of Washington, Inc.	24,011
469	Fastenal Co.	17,391
1,108	FedEx Corp.	93,571
171	First Solar, Inc.*	20,368
198	Flowserve Corp.	19,693
638	Fluor Corp.	27,102
1,366	General Dynamics Corp.	90,019
37,690	General Electric Co.	603,794
440	Goodrich Corp.	26,110
2,667	Honeywell International, Inc.	102,600
1,366	Illinois Tool Works, Inc.	66,442
639	Iron Mountain, Inc.*	15,336
647	ITT Corp.	33,463
439	Jacobs Engineering Group, Inc.*	15,361
413	L-3 Communications Holdings, Inc.	32,367
1,145	Lockheed Martin Corp.	88,428
1,274	Masco Corp.	17,301
447	Monster Worldwide, Inc.*	6,531
1,304	Norfolk Southern Corp.	67,026
1,128	Northrop Grumman Corp.	61,814
1,289	PACCAR, Inc.	47,796
418	Pall Corp.	13,305
569	Parker Hannifin Corp.	30,703
734	Pitney Bowes, Inc.	16,911
497	Precision Castparts Corp.	51,529
742	Quanta Services, Inc.*	13,913
728	R.R. Donnelley & Sons Co.	14,982
1,381	Raytheon Co.	71,163
1,143	Republic Services, Inc.	32,233
539	Robert Half International, Inc.	12,036
503	Rockwell Automation, Inc.	21,875
559	Rockwell Collins, Inc.	29,884
198	Ryder System, Inc.	8,027
205	Snap-On, Inc.	7,411
2,630	Southwest Airlines Co.	24,196
281	Stanley Works (The)	13,648
302	Stericycle, Inc.*	16,528
958	Textron, Inc.	19,208
1,789	Union Pacific Corp.	113,172
3,527	United Parcel Service, Inc., Class B	202,697
3,338	United Technologies Corp.	224,447
222	W.W. Grainger, Inc.	21,689
1,747	Waste Management, Inc.	57,371
		3,547,689
	Information Technology - 7.5%

1,862	Adobe Systems, Inc.*	65,319
1,989	Advanced Micro Devices, Inc.*	13,943
346	Affiliated Computer Services, Inc., Class A*	19,099
1,224	Agilent Technologies, Inc.*	35,398
611	Akamai Technologies, Inc.*	14,664
1,043	Altera Corp.	21,934
608	Amphenol Corp., Class A	25,050
1,034	Analog Devices, Inc.	31,010
3,177	Apple, Inc.*	635,114
4,730	Applied Materials, Inc.	58,226
815	Autodesk, Inc.*	19,112
1,781	Automatic Data Processing, Inc.	77,384
653	BMC Software, Inc.*	25,291
1,530	Broadcom Corp., Class A*	44,676
1,412	CA, Inc.	31,205
325	Ciena Corp.*	3,949
20,457	Cisco Systems, Inc.*	478,694
649	Citrix Systems, Inc.*	24,779

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,040	Cognizant Technology Solutions Corp., Class A*	$45,687
538	Computer Sciences Corp.*	29,757
842	Compuware Corp.*	5,843
436	Convergys Corp.*	4,874
5,514	Corning, Inc.	91,973
6,104	Dell, Inc.*	86,188
3,982	eBay, Inc.*	97,440
1,147	Electronic Arts, Inc.*	19,373
7,171	EMC Corp.*	120,688
1,105	Fidelity National Information Services, Inc.	24,973
548	Fiserv, Inc.*	25,340
537	FLIR Systems, Inc.*	15,412
853	Google, Inc., Class A*	497,299
465	Harris Corp.	20,413
8,409	Hewlett-Packard Co.	412,546
19,854	Intel Corp.	381,197
4,649	International Business Machines Corp.	587,401
1,146	Intuit, Inc.*	33,475
654	Jabil Circuit, Inc.	8,705
770	JDS Uniphase Corp.*	5,690
1,859	Juniper Networks, Inc.*	48,576
605	KLA-Tencor Corp.	18,900
277	Lexmark International, Inc., Class A*	6,972
788	Linear Technology Corp.	21,252
2,312	LSI Corp.*	12,230
340	Mastercard, Inc., Class A	81,892
558	McAfee, Inc.*	21,288
793	MEMC Electronic Materials, Inc.*	9,548
649	Microchip Technology, Inc.	17,036
3,003	Micron Technology, Inc.*	22,583
27,495	Microsoft Corp.	808,628
482	Molex, Inc.	8,960
8,141	Motorola, Inc.	65,209
830	National Semiconductor Corp.	12,118
1,193	NetApp, Inc.*	36,768
1,230	Novell, Inc.*	4,809
346	Novellus Systems, Inc.*	7,159
1,943	NVIDIA Corp.*	25,376
13,852	Oracle Corp.	305,852
1,139	Paychex, Inc.	35,708
419	QLogic Corp.*	7,517
5,896	QUALCOMM, Inc.	265,320
667	Red Hat, Inc.*	17,809
387	Salesforce.com, Inc.*	24,257
805	SanDisk Corp.*	15,875
2,672	Sun Microsystems, Inc.*	22,739
2,889	Symantec Corp.*	51,280
1,405	Tellabs, Inc.*	7,882
609	Teradata Corp.*	17,844
619	Teradyne, Inc.*	5,484
4,474	Texas Instruments, Inc.	113,147
699	Total System Services, Inc.	12,079
684	VeriSign, Inc.*	15,349
797	Western Digital Corp.*	29,361
2,488	Western Union Co. (The)	45,904
3,082	Xerox Corp.	23,731
979	Xilinx, Inc.	22,165
4,231	Yahoo!, Inc.*	63,338
		6,471,066
	Materials - 1.4%

745	Air Products & Chemicals, Inc.	61,783
290	Airgas, Inc.	13,412
388	AK Steel Holding Corp.	7,760
3,456	Alcoa, Inc.	43,269
348	Allegheny Technologies, Inc.	11,842
334	Ball Corp.	16,503
383	Bemis Co., Inc.	11,222
172	CF Industries Holdings, Inc.	14,682
4,056	Dow Chemical Co. (The)	112,676
3,205	E.I. du Pont de Nemours & Co.	110,829
258	Eastman Chemical Co.	15,511
840	Ecolab, Inc.	37,724
257	FMC Corp.	14,389
1,460	Freeport-McMoRan Copper & Gold, Inc.*	120,888
280	International Flavors & Fragrances, Inc.	11,402
1,535	International Paper Co.	39,066
607	MeadWestvaco Corp.	16,614
1,936	Monsanto Co.	156,332
1,738	Newmont Mining Corp.	93,226
1,116	Nucor Corp.	47,330
597	Owens-Illinois, Inc.*	18,668
468	Pactiv Corp.*	11,396
585	PPG Industries, Inc.	34,766
1,088	Praxair, Inc.	89,249
563	Sealed Air Corp.	12,549
432	Sigma-Aldrich Corp.	23,043
301	Titanium Metals Corp.	2,941
508	United States Steel Corp.	22,687
443	Vulcan Materials Co.	21,477
750	Weyerhaeuser Co.	29,205
		1,222,441
	Telecommunication Services - 1.2%

1,400	American Tower Corp., Class A*	57,288
20,925	AT&T, Inc.	563,720
1,054	CenturyTel, Inc.	37,512
1,108	Frontier Communications Corp.	8,753
924	MetroPCS Communications, Inc.*	5,821
5,258	Qwest Communications International, Inc.	19,192
10,200	Sprint Nextel Corp.*	37,842
10,075	Verizon Communications, Inc.	316,959
1,582	Windstream Corp.	15,693
		1,062,780
	Utilities - 1.4%

2,366	AES Corp. (The)*	30,143
601	Allegheny Energy, Inc.	13,210
828	Ameren Corp.	21,520
1,691	American Electric Power Co., Inc.	54,433
1,370	Centerpoint Energy, Inc.	18,180
812	CMS Energy Corp.	11,563
975	Consolidated Edison, Inc.	41,837
712	Constellation Energy Group, Inc.	22,656
2,111	Dominion Resources, Inc.	76,798
583	DTE Energy Co.	23,384
4,599	Duke Energy Corp.	76,711
1,798	Dynegy, Inc., Class A*	3,254
1,156	Edison International	39,362
694	Entergy Corp.	54,583
464	EQT Corp.	19,094
2,338	Exelon Corp.	112,645
1,081	FirstEnergy Corp.	46,570
1,459	FPL Group, Inc.	75,824
271	Integrys Energy Group, Inc.	10,444
160	Nicor, Inc.	6,266
977	NiSource, Inc.	13,922

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
622	Northeast Utilities	$14,996
783	Pepco Holdings, Inc.	12,763
1,315	PG&E Corp.	55,677
359	Pinnacle West Capital Corp.	12,597
1,336	PPL Corp.	40,775
991	Progress Energy, Inc.	38,738
1,795	Public Service Enterprise Group, Inc.	56,291
618	Questar Corp.	24,516
391	SCANA Corp.	13,763
870	Sempra Energy	46,232
2,823	Southern Co.	90,590
758	TECO Energy, Inc.	11,181
415	Wisconsin Energy Corp.	18,717
1,616	Xcel Energy, Inc.	32,837
		1,242,072
	Total Common Stocks (Cost $34,032,949)	34,239,230

Principal Amount
	Repurchase Agreements (a) - 57.7%
$1,379,996	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,380,002(b)	1,379,996
2,759,992	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,760,004(c)	2,759,992
8,279,977	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $8,280,074(d)	8,279,977
1,659,436	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,659,443(e)	1,659,436
2,897,992	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $2,898,005(f)	2,897,992
5,519,985	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $5,520,103(g)	5,519,985
1,379,996	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,380,002(h)	1,379,996
8,279,977	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,280,014(i)	8,279,977
6,899,981	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,900,012(j)	6,899,981
4,139,989	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,140,006(k)	4,139,989
6,370,538	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $6,370,566(l)	6,370,538
	Total Repurchase Agreements (Cost $49,567,859)	49,567,859
	Total Investment Securities (Cost $83,600,808) — 97.5%	83,807,089
	Other assets less liabilities — 2.5%	2,183,082
	Net Assets — 100.0%	$85,990,171

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $35,079,187.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,407,596. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $2,815,192. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $8,445,606. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $1,692,626. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $2,955,974. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $5,630,396. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,407,598. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $8,445,586. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $7,037,997. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $4,222,802. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $6,497,958. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$703,881
Aggregate gross unrealized depreciation	(506,637)
Net unrealized appreciation	$197,244
Federal income tax cost of investments	$83,609,845

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	547	12/18/09	$29,941,413	$744,344

Cash collateral in the amount of $2,642,462 was pledged to cover margin requirements for open futures contracts as of November 30, 2009.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$17,325,442	$1,659,813

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	41,463,494	(531,094)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	108,312,722	(1,552,634)

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	26,685,081	(309,416)

		$(733,331)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$34,239,230	$—	$34,239,230
Repurchase Agreements	—	49,567,859	49,567,859
Total Investment Securities	34,239,230	49,567,859	83,807,089
Other Financial Instruments*:
Futures Contracts	744,344	—	744,344
Swap Agreements	—	(733,331)	(733,331)
Total Other Financial Instruments	744,344	(733,331)	11,013
Total Investments	$34,983,574	$48,834,528	$83,818,102

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 81.2%
	Consumer Discretionary - 7.6%

169	Abercrombie & Fitch Co., Class A	$6,748
325	Autoliv, Inc.	13,198
251	AutoNation, Inc.*	4,430
113	Barnes & Noble, Inc.	2,637
281	Big Lots, Inc.*	6,480
230	Black & Decker Corp.	13,959
32	BorgWarner, Inc.	967
210	Boyd Gaming Corp.*	1,716
896	Cablevision Systems Corp., Class A	22,418
21	Career Education Corp.*	547
244	CarMax, Inc.*	4,851
915	Carnival Corp.*	29,307
2,322	CBS Corp., Class B	29,745
131	Central European Media Enterprises Ltd., Class A*	3,263
42	Chico’s FAS, Inc.*	591
79	Choice Hotels International, Inc.	2,477
155	Clear Channel Outdoor Holdings, Inc., Class A*	1,415
10,164	Comcast Corp., Class A	149,106
1,060	D.R. Horton, Inc.	10,897
1,981	DIRECTV, Class A*	62,669
75	Discovery Communications, Inc., Class C*	2,103
768	DISH Network Corp., Class A	15,905
277	DreamWorks Animation SKG, Inc., Class A*	9,271
64	Expedia, Inc.*	1,631
55	Federal Mogul Corp.*	743
332	Foot Locker, Inc.	3,151
11,944	Ford Motor Co.*	106,182
574	Fortune Brands, Inc.	22,047
76	GameStop Corp., Class A*	1,855
888	Gannett Co., Inc.	8,782
213	Gap, Inc. (The)	4,562
78	Garmin Ltd.	2,331
609	Genuine Parts Co.	21,820
896	Harley-Davidson, Inc.	26,109
99	Harman International Industries, Inc.	3,723
193	Hasbro, Inc.	5,722
146	Hillenbrand, Inc.	2,672
6,049	Home Depot, Inc.	165,501
74	Interactive Data Corp.	1,890
191	International Game Technology	3,608
115	International Speedway Corp., Class A	3,102
1,828	Interpublic Group of Cos., Inc.*	11,571
850	J.C. Penney Co., Inc.	24,429
335	Jarden Corp.	9,196
1,022	Johnson Controls, Inc.	27,645
271	KB Home	3,672
74	Kohl’s Corp.*	3,932
218	Lamar Advertising Co., Class A*	6,034
278	Las Vegas Sands Corp.*	4,259
227	Leggett & Platt, Inc.	4,417
567	Lennar Corp., Class A	7,184
1,017	Liberty Global, Inc., Class A*	19,618
307	Liberty Media Corp. - Capital, Class A*	6,782
2,279	Liberty Media Corp. - Interactive, Class A*	24,249
200	Liberty Media Corp. - Starz, Class A*	9,580
331	Limited Brands, Inc.	5,491
3,859	Lowe’s Cos., Inc.	84,165
1,608	Macy’s, Inc.	26,227
606	Marriott International, Inc., Class A	15,587
307	Mattel, Inc.	5,974
88	MDC Holdings, Inc.	2,613
129	Meredith Corp.	3,399
402	MGM Mirage*	4,249
212	Mohawk Industries, Inc.*	8,709
369	New York Times Co. (The), Class A*	3,114
889	Newell Rubbermaid, Inc.	12,899
8,702	News Corp., Class A	99,725
18	NVR, Inc.*	12,117
859	Office Depot, Inc.*	5,274
255	Penn National Gaming, Inc.*	6,831
92	Penske Auto Group, Inc.*	1,360
70	Phillips-Van Heusen Corp.	2,800
12	Polo Ralph Lauren Corp.	922
1,145	Pulte Homes, Inc.	10,465
415	RadioShack Corp.	7,827
148	Regal Entertainment Group, Class A	2,028
346	Royal Caribbean Cruises Ltd.*	8,501
135	Scripps Networks Interactive, Inc., Class A	5,339
191	Sears Holdings Corp.*	13,551
959	Service Corp. International	7,404
55	Sherwin-Williams Co. (The)	3,346
326	Signet Jewelers Ltd.*	8,427
597	Starwood Hotels & Resorts Worldwide, Inc.	19,116
65	Thor Industries, Inc.	1,849
40	Tiffany & Co.	1,707
1,346	Time Warner Cable, Inc.	56,384
4,573	Time Warner, Inc.	140,483
520	Toll Brothers, Inc.*	10,135
166	TRW Automotive Holdings Corp.*	3,612
263	VF Corp.	19,125
2,075	Viacom, Inc., Class B*	61,503
1,102	Virgin Media, Inc.	18,139
28	WABCO Holdings, Inc.	662
7,098	Walt Disney Co. (The)	214,502
156	Warner Music Group Corp.*	782
24	Washington Post Co. (The), Class B	9,927
115	Weight Watchers International, Inc.	3,183
838	Wendy’s/Arby’s Group, Inc., Class A	3,436
282	Whirlpool Corp.	20,913
215	Williams-Sonoma, Inc.	4,369
379	Wyndham Worldwide Corp.	7,038
256	Wynn Resorts Ltd.	16,522
		1,924,430
	Consumer Staples - 4.4%

48	Alberto-Culver Co.	1,351
1,077	Archer-Daniels-Midland Co.	33,182
172	BJ’s Wholesale Club, Inc.*	5,970
58	Brown-Forman Corp., Class B	2,968
513	Bunge Ltd.	31,755
242	Campbell Soup Co.	8,463
192	Central European Distribution Corp.*	5,353
60	Clorox Co.	3,616
1,894	Coca-Cola Co. (The)	108,337
177	Coca-Cola Enterprises, Inc.	3,478
1,710	ConAgra Foods, Inc.	37,945
727	Constellation Brands, Inc., Class A*	12,439
285	Corn Products International, Inc.	7,991
3,867	CVS Caremark Corp.	119,916
756	Del Monte Foods Co.	7,930
970	Dr. Pepper Snapple Group, Inc.*	25,404
43	Energizer Holdings, Inc.*	2,423
51	Flowers Foods, Inc.	1,167
739	General Mills, Inc.	50,252

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
229	H. J. Heinz Co.	$9,721
245	Hershey Co. (The)	8,666
240	Hormel Foods Corp.	9,005
452	J.M. Smucker Co. (The)	26,704
206	Kimberly-Clark Corp.	13,590
5,629	Kraft Foods, Inc., Class A	149,619
392	Kroger Co. (The)	8,914
75	Lorillard, Inc.	5,843
66	Mead Johnson Nutrition Co., Class A	2,895
460	Molson Coors Brewing Co., Class B	20,797
64	NBTY, Inc.*	2,569
108	Pepsi Bottling Group, Inc.	4,099
216	PepsiAmericas, Inc.	6,394
3,844	Procter & Gamble Co. (The)	239,673
216	Ralcorp Holdings, Inc.*	12,511
645	Reynolds American, Inc.	32,224
2,235	Rite Aid Corp.*	2,861
1,627	Safeway, Inc.	36,608
2,000	Sara Lee Corp.	24,280
494	Smithfield Foods, Inc.*	7,647
810	SUPERVALU, Inc.	11,202
1,153	Tyson Foods, Inc., Class A	13,859
68	Whole Foods Market, Inc.*	1,744
		1,121,365
	Energy - 15.5%

1,908	Anadarko Petroleum Corp.	113,583
1,281	Apache Corp.	122,054
621	Arch Coal, Inc.	12,954
31	Atwood Oceanics, Inc.*	1,168
1,184	Baker Hughes, Inc.	48,236
1,117	BJ Services Co.	20,977
396	Cabot Oil & Gas Corp.	15,167
73	Cameron International Corp.*	2,759
2,394	Chesapeake Energy Corp.	57,264
7,663	Chevron Corp.	598,021
318	Cimarex Energy Co.	14,895
163	Comstock Resources, Inc.*	6,052
291	Concho Resources, Inc.*	11,896
5,663	ConocoPhillips	293,174
61	Continental Resources, Inc.*	2,297
952	Denbury Resources, Inc.*	12,633
1,697	Devon Energy Corp.	114,293
1,934	El Paso Corp.	18,489
212	Encore Acquisition Co.*	9,544
389	ENSCO International, Inc.	17,116
957	EOG Resources, Inc.	82,771
63	EXCO Resources, Inc.	1,066
128	Exterran Holdings, Inc.*	2,682
13,839	Exxon Mobil Corp.	1,038,894
270	Forest Oil Corp.*	4,946
86	Frontier Oil Corp.	992
197	Frontline Ltd.	5,353
3,429	Halliburton Co.	100,675
395	Helix Energy Solutions Group, Inc.*	4,645
277	Helmerich & Payne, Inc.	10,401
1,110	Hess Corp.	64,336
2,705	Marathon Oil Corp.	88,237
42	Mariner Energy, Inc.*	525
66	Massey Energy Co.	2,486
729	Murphy Oil Corp.	41,108
1,082	Nabors Industries Ltd.*	22,343
1,599	National Oilwell Varco, Inc.	68,789
507	Newfield Exploration Co.*	21,436
662	Noble Energy, Inc.	43,196
3,098	Occidental Petroleum Corp.	250,287
190	Oil States International, Inc.*	6,815
89	Overseas Shipholding Group, Inc.	3,410
501	Patterson-UTI Energy, Inc.	7,710
436	Pioneer Natural Resources Co.	18,029
244	Plains Exploration & Production Co.*	6,639
354	Pride International, Inc.*	11,197
511	Range Resources Corp.	24,083
356	Rowan Cos., Inc.*	8,790
475	SandRidge Energy, Inc.*	4,456
2,497	Schlumberger Ltd.	159,533
77	SEACOR Holdings, Inc.*	5,898
24	Seahawk Drilling, Inc.*	517
339	Smith International, Inc.	9,214
426	Southern Union Co.	8,827
2,465	Spectra Energy Corp.	47,846
179	St. Mary Land & Exploration Co.	5,796
447	Sunoco, Inc.	11,264
298	Superior Energy Services, Inc.*	6,300
90	Teekay Corp.	2,160
314	Tesoro Corp.	4,013
198	Tidewater, Inc.	8,900
156	Unit Corp.*	5,867
2,152	Valero Energy Corp.	34,195
194	Whiting Petroleum Corp.*	12,077
2,217	Williams Cos., Inc. (The)	44,096
2,216	XTO Energy, Inc.	94,047
		3,899,419
	Financials - 20.1%

118	Alexandria Real Estate Equities, Inc. (REIT)	6,652
22	Alleghany Corp.*	5,873
190	Allied World Assurance Co. Holdings Ltd.	9,080
2,050	Allstate Corp. (The)	58,240
559	AMB Property Corp. (REIT)	13,164
3,169	American Express Co.	132,559
329	American Financial Group, Inc./OH	7,982
287	American International Group, Inc.*	8,151
61	American National Insurance Co.	6,620
239	AmeriCredit Corp.*	4,410
898	Ameriprise Financial, Inc.	34,232
2,081	Annaly Capital Management, Inc. (REIT)	38,311
1,058	AON Corp.	40,976
447	Apartment Investment & Management Co., Class A (REIT)	6,039
200	Arch Capital Group Ltd.*	13,968
28	Arthur J. Gallagher & Co.	627
317	Aspen Insurance Holdings Ltd.	8,213
489	Associated Banc-Corp	5,545
450	Assurant, Inc.	13,756
306	AvalonBay Communities, Inc. (REIT)	22,105
391	Axis Capital Holdings Ltd.	10,944
319	BancorpSouth, Inc.	7,401
33,069	Bank of America Corp.	524,144
183	Bank of Hawaii Corp.	8,363
3,632	Bank of New York Mellon Corp. (The)	96,756
2,624	BB&T Corp.	65,338
51	BlackRock, Inc.	11,581
51	BOK Financial Corp.	2,370
529	Boston Properties, Inc. (REIT)	35,432
491	Brandywine Realty Trust (REIT)	4,822
196	BRE Properties, Inc. (REIT)	6,141
118	Brown & Brown, Inc.	2,106
255	Camden Property Trust (REIT)	9,881
1,240	Capital One Financial Corp.	47,566
783	CapitalSource, Inc.	2,874

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,562	Chimera Investment Corp. (REIT)	$10,325
1,345	Chubb Corp.	67,438
553	Cincinnati Financial Corp.	14,113
58,053	Citigroup, Inc.	238,598
165	City National Corp./CA	6,511
239	CME Group, Inc.	78,447
55	CNA Financial Corp.*	1,251
577	Comerica, Inc.	16,427
158	Commerce Bancshares, Inc./MO	6,366
219	Corporate Office Properties Trust (REIT)	7,488
198	Cullen/Frost Bankers, Inc.	9,508
2,048	Discover Financial Services	31,662
464	Douglas Emmett, Inc. (REIT)	6,366
855	Duke Realty Corp. (REIT)	9,585
125	Endurance Specialty Holdings Ltd.	4,674
1,047	Equity Residential (REIT)	33,724
34	Erie Indemnity Co., Class A	1,257
105	Essex Property Trust, Inc. (REIT)	8,374
235	Everest Re Group Ltd.	20,001
197	Federal Realty Investment Trust (REIT)	12,671
23	Federated Investors, Inc., Class B	593
766	Fidelity National Financial, Inc., Class A	10,640
3,040	Fifth Third Bancorp	30,643
356	First American Corp.	11,292
23	First Citizens BancShares, Inc./NC, Class A	3,621
835	First Horizon National Corp.*	11,314
719	First Niagara Financial Group, Inc.	9,484
419	Forest City Enterprises, Inc., Class A*	4,496
317	Franklin Resources, Inc.	34,246
671	Fulton Financial Corp.	5,784
1,072	Genworth Financial, Inc., Class A*	11,545
1,805	Goldman Sachs Group, Inc. (The)	306,236
180	Hanover Insurance Group, Inc. (The)	7,493
1,244	Hartford Financial Services Group, Inc.	30,428
429	HCC Insurance Holdings, Inc.	11,210
686	HCP, Inc. (REIT)	21,472
228	Health Care REIT, Inc. (REIT)	10,157
467	Hospitality Properties Trust (REIT)	9,064
2,302	Host Hotels & Resorts, Inc. (REIT)	24,217
855	HRPT Properties Trust (REIT)	5,250
796	Hudson City Bancorp, Inc.	10,579
2,730	Huntington Bancshares, Inc./OH	10,429
155	Interactive Brokers Group, Inc., Class A*	2,624
1,461	Invesco Ltd.	32,507
152	Investment Technology Group, Inc.*	2,774
91	Janus Capital Group, Inc.	1,191
108	Jefferies Group, Inc.*	2,533
160	Jones Lang LaSalle, Inc.	8,139
14,368	JPMorgan Chase & Co.	610,496
3,359	KeyCorp	19,684
1,439	Kimco Realty Corp. (REIT)	17,728
612	Legg Mason, Inc.	17,313
455	Leucadia National Corp.*	9,792
427	Liberty Property Trust (REIT)	12,656
798	Lincoln National Corp.	18,282
1,252	Loews Corp.	44,346
291	M&T Bank Corp.	19,084
362	Macerich Co. (The) (REIT)	10,773
299	Mack-Cali Realty Corp. (REIT)	9,176
38	Markel Corp.*	12,882
1,848	Marsh & McLennan Cos., Inc.	41,672
2,006	Marshall & Ilsley Corp.	11,534
504	MBIA, Inc.*	1,744
102	Mercury General Corp.	3,768
2,206	MetLife, Inc.	75,423
3,990	Morgan Stanley	126,004
288	NASDAQ OMX Group, Inc. (The)*	5,380
97	Nationwide Health Properties, Inc. (REIT)	3,299
1,320	New York Community Bancorp, Inc.	15,431
738	NYSE Euronext	18,657
920	Old Republic International Corp.	9,789
88	OneBeacon Insurance Group Ltd., Class A	1,232
216	PartnerRe Ltd.	16,641
1,320	People’s United Financial, Inc.	21,503
400	Plum Creek Timber Co., Inc. (REIT)	13,796
1,759	PNC Financial Services Group, Inc.	100,281
2,445	Popular, Inc.	5,795
2,337	Progressive Corp. (The)*	39,191
1,692	ProLogis (REIT)	22,131
327	Protective Life Corp.	5,409
847	Prudential Financial, Inc.	42,223
374	Raymond James Financial, Inc.	9,084
165	Rayonier, Inc. (REIT)	6,557
399	Realty Income Corp. (REIT)	10,091
306	Regency Centers Corp. (REIT)	10,242
4,415	Regions Financial Corp.	25,872
256	Reinsurance Group of America, Inc.	11,904
238	RenaissanceRe Holdings Ltd.	12,681
485	Senior Housing Properties Trust (REIT)	10,073
526	Simon Property Group, Inc. (REIT)	38,219
293	SL Green Realty Corp. (REIT)	13,015
1,399	SLM Corp.*	15,347
188	StanCorp Financial Group, Inc.	6,977
881	State Street Corp.	36,385
13	Student Loan Corp. (The)	646
1,906	SunTrust Banks, Inc.	45,039
1,449	Synovus Financial Corp.	2,826
203	Taubman Centers, Inc. (REIT)	6,975
489	TCF Financial Corp.	6,425
280	TFS Financial Corp.	3,130
316	Torchmark Corp.	13,740
105	Transatlantic Holdings, Inc.	5,674
2,088	Travelers Cos., Inc. (The)	109,390
7,253	U.S. Bancorp	175,015
575	UDR, Inc. (REIT)	8,608
161	Unitrin, Inc.	3,592
1,266	Unum Group	24,105
309	Validus Holdings Ltd.	8,189
542	Valley National Bancorp	7,165
598	Ventas, Inc. (REIT)	25,672
586	Vornado Realty Trust (REIT)	38,360
346	W. R. Berkley Corp.	8,550
429	Washington Federal, Inc.	8,172
399	Weingarten Realty Investors (REIT)	7,745
15,488	Wells Fargo & Co.	434,284
5	Wesco Financial Corp.	1,705
30	White Mountains Insurance Group Ltd.	9,775
370	Whitney Holding Corp./LA	2,979
265	Wilmington Trust Corp.	3,252
1,308	XL Capital Ltd., Class A	23,949
521	Zions Bancorp.	6,851
		5,068,344
	Health Care - 7.4%

1,341	Aetna, Inc.	39,037
144	AmerisourceBergen Corp.	3,555

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,708	Boston Scientific Corp.*	$31,036
3,377	Bristol-Myers Squibb Co.	85,472
168	Brookdale Senior Living, Inc.*	2,617
1,376	Cardinal Health, Inc.	44,349
688	CareFusion Corp.*	17,771
85	Charles River Laboratories International, Inc.*	2,733
975	CIGNA Corp.	31,278
176	Community Health Systems, Inc.*	5,370
172	Cooper Cos., Inc. (The)	5,760
407	Coventry Health Care, Inc.*	9,178
1,844	Eli Lilly & Co.	67,730
27	Emdeon, Inc., Class A*	407
448	Endo Pharmaceuticals Holdings, Inc.*	9,869
1,153	Forest Laboratories, Inc.*	35,351
397	Health Net, Inc.*	8,424
144	Hill-Rom Holdings, Inc.	3,194
884	Hologic, Inc.*	12,792
410	Humana, Inc.*	17,019
537	IMS Health, Inc.	11,470
167	Inverness Medical Innovations, Inc.*	7,022
2,380	Johnson & Johnson	149,559
152	Kinetic Concepts, Inc.*	5,124
948	King Pharmaceuticals, Inc.*	11,215
76	Life Technologies Corp.*	3,783
208	LifePoint Hospitals, Inc.*	6,038
50	Lincare Holdings, Inc.*	1,776
529	McKesson Corp.	32,809
119	Mednax, Inc.*	6,689
7,150	Merck & Co., Inc.	258,895
332	Mylan, Inc.*	5,933
262	Omnicare, Inc.	6,073
349	PerkinElmer, Inc.	6,586
30,813	Pfizer, Inc.	559,872
87	Teleflex, Inc.	4,532
589	Tenet Healthcare Corp.*	2,680
1,470	Thermo Fisher Scientific, Inc.*	69,428
4,547	UnitedHealth Group, Inc.	130,363
162	Universal Health Services, Inc., Class B	9,054
403	Watson Pharmaceuticals, Inc.*	14,947
1,721	WellPoint, Inc.*	92,986
822	Zimmer Holdings, Inc.*	48,638
		1,878,414
	Industrials - 8.8%

354	AGCO Corp.*	10,730
157	Alexander & Baldwin, Inc.	4,796
44	Armstrong World Industries, Inc.*	1,823
351	Avery Dennison Corp.	13,184
186	BE Aerospace, Inc.*	3,584
2,548	Boeing Co. (The)	133,541
223	Bucyrus International, Inc.	11,549
1,005	Burlington Northern Santa Fe Corp.	98,791
170	Carlisle Cos., Inc.	5,459
1,150	Caterpillar, Inc.	67,148
412	Cintas Corp.	11,573
125	Con-way, Inc.	3,788
390	Corrections Corp. of America*	9,746
493	Covanta Holding Corp.*	8,416
91	Crane Co.	2,543
1,496	CSX Corp.	71,030
517	Cummins, Inc.	23,213
373	Danaher Corp.	26,453
1,215	Deere & Co.	65,015
207	Dover Corp.	8,462
633	Eaton Corp.	40,449
106	Equifax, Inc.	3,037
1,191	FedEx Corp.	100,580
199	Gardner Denver, Inc.	7,449
103	GATX Corp.	2,974
199	General Cable Corp.*	5,843
1,196	General Dynamics Corp.	78,816
40,477	General Electric Co.	648,442
124	Graco, Inc.	3,493
83	Harsco Corp.	2,575
715	Hertz Global Holdings, Inc.*	7,007
191	Hubbell, Inc., Class B	8,673
126	IDEX Corp.	3,733
1,716	Illinois Tool Works, Inc.	83,466
627	ITT Corp.	32,428
48	Joy Global, Inc.	2,570
191	Kansas City Southern*	5,468
613	KBR, Inc.	11,420
311	Kennametal, Inc.	6,997
163	Kirby Corp.*	5,436
445	L-3 Communications Holdings, Inc.	34,875
162	Lincoln Electric Holdings, Inc.	8,324
498	Manitowoc Co., Inc. (The)	4,890
299	Manpower, Inc.	14,729
726	Masco Corp.	9,859
200	Monster Worldwide, Inc.*	2,922
1,220	Norfolk Southern Corp.	62,708
1,089	Northrop Grumman Corp.	59,677
341	Oshkosh Corp.	13,548
184	Owens Corning*	4,348
105	PACCAR, Inc.	3,893
613	Parker Hannifin Corp.	33,077
271	Pentair, Inc.	8,157
789	Pitney Bowes, Inc.	18,179
756	Quanta Services, Inc.*	14,175
582	R.R. Donnelley & Sons Co.	11,978
347	Raytheon Co.	17,881
841	Republic Services, Inc.	23,716
488	Rockwell Automation, Inc.	21,223
49	Roper Industries, Inc.	2,550
213	Ryder System, Inc.	8,635
59	Shaw Group, Inc. (The)*	1,683
160	Snap-On, Inc.	5,784
1,948	Southwest Airlines Co.	17,922
272	Spirit Aerosystems Holdings, Inc., Class A*	4,959
188	SPX Corp.	10,019
303	Stanley Works (The)	14,717
403	Terex Corp.*	7,588
1,033	Textron, Inc.	20,712
137	Thomas & Betts Corp.*	5,001
370	Timken Co.	9,128
300	Trinity Industries, Inc.	5,661
903	Union Pacific Corp.	57,124
263	United Technologies Corp.	17,684
278	URS Corp.*	11,551
157	USG Corp.*	2,171
30	UTi Worldwide, Inc.	392
81	Waste Connections, Inc.*	2,628
194	Waste Management, Inc.	6,371
77	WESCO International, Inc.*	2,010
		2,224,149
	Information Technology - 4.0%

892	Activision Blizzard, Inc.*	10,160
1,010	Advanced Micro Devices, Inc.*	7,080
137	Affiliated Computer Services, Inc., Class A*	7,562

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
635	Amdocs Ltd.*	$16,783
5,081	Applied Materials, Inc.	62,547
268	Arrow Electronics, Inc.*	7,043
1,723	Atmel Corp.*	6,840
282	Autodesk, Inc.*	6,613
384	Avnet, Inc.*	10,464
146	AVX Corp.	1,761
203	Broadridge Financial Solutions, Inc.	4,462
1,038	Brocade Communications Systems, Inc.*	7,359
343	CA, Inc.	7,580
309	Ciena Corp.*	3,754
358	CommScope, Inc.*	8,997
579	Computer Sciences Corp.*	32,024
925	Compuware Corp.*	6,420
325	Convergys Corp.*	3,634
868	Corning, Inc.	14,478
54	Cypress Semiconductor Corp.*	517
32	Diebold, Inc.	804
17	DST Systems, Inc.*	722
3,278	eBay, Inc.*	80,213
145	EchoStar Corp., Class A*	2,817
6,894	EMC Corp.*	116,026
474	Fairchild Semiconductor International, Inc.*	3,839
481	Fidelity National Information Services, Inc.	10,871
110	Harris Corp.	4,829
2,065	Hewlett-Packard Co.	101,309
205	IAC/InterActiveCorp.*	3,987
618	Ingram Micro, Inc., Class A*	10,500
497	Integrated Device Technology, Inc.*	2,813
8,176	Intel Corp.	156,979
153	International Rectifier Corp.*	2,864
235	Intersil Corp., Class A	3,036
10	Itron, Inc.*	608
360	Jabil Circuit, Inc.	4,792
386	JDS Uniphase Corp.*	2,853
649	KLA-Tencor Corp.	20,275
298	Lexmark International, Inc., Class A*	7,501
2,481	LSI Corp.*	13,125
197	Marvell Technology Group Ltd.*	3,038
188	Maxim Integrated Products, Inc.	3,309
62	Microchip Technology, Inc.	1,628
2,667	Micron Technology, Inc.*	20,056
460	Molex, Inc.	8,551
8,202	Motorola, Inc.	65,698
718	Novell, Inc.*	2,807
148	Novellus Systems, Inc.*	3,062
76	Nuance Communications, Inc.*	1,154
851	PMC-Sierra, Inc.*	6,748
119	Rovi Corp.*	3,547
206	SAIC, Inc.*	3,671
449	SanDisk Corp.*	8,854
186	Seagate Technology	2,814
2,859	Sun Microsystems, Inc.*	24,330
205	Synopsys, Inc.*	4,606
192	Tech Data Corp.*	8,085
1,513	Tellabs, Inc.*	8,488
122	Teradata Corp.*	3,575
172	Total System Services, Inc.	2,972
561	Vishay Intertechnology, Inc.*	4,067
84	Western Digital Corp.*	3,095
3,305	Xerox Corp.	25,449
295	Yahoo!, Inc.*	4,416
21	Zebra Technologies Corp., Class A*	559
		1,001,420
	Materials - 3.3%

525	Air Products & Chemicals, Inc.	43,538
311	Airgas, Inc.	14,384
417	AK Steel Holding Corp.	8,340
329	Albemarle Corp.	11,104
2,000	Alcoa, Inc.	25,040
374	Allegheny Technologies, Inc.	12,727
258	Aptargroup, Inc.	9,319
263	Ashland, Inc.	9,450
126	Ball Corp.	6,226
412	Bemis Co., Inc.	12,072
250	Cabot Corp.	5,733
168	Carpenter Technology Corp.	3,894
32	CF Industries Holdings, Inc.	2,732
452	Cliffs Natural Resources, Inc.	19,915
430	Commercial Metals Co.	6,837
57	Compass Minerals International, Inc.	3,710
180	Cytec Industries, Inc.	6,116
4,253	Dow Chemical Co. (The)	118,148
2,310	E.I. du Pont de Nemours & Co.	79,880
278	Eastman Chemical Co.	16,713
41	FMC Corp.	2,296
618	Freeport-McMoRan Copper & Gold, Inc.*	51,170
127	Greif, Inc., Class A	7,094
619	Huntsman Corp.	5,893
16	International Flavors & Fragrances, Inc.	652
1,652	International Paper Co.	42,043
11	Intrepid Potash, Inc.*	335
33	Lubrizol Corp.	2,393
105	Martin Marietta Materials, Inc.	8,955
654	MeadWestvaco Corp.	17,900
1,201	Nucor Corp.	50,934
119	Owens-Illinois, Inc.*	3,721
353	Packaging Corp. of America	7,032
91	Pactiv Corp.*	2,216
629	PPG Industries, Inc.	37,381
241	Reliance Steel & Aluminum Co.	9,852
98	Royal Gold, Inc.	5,274
232	RPM International, Inc.	4,547
17	Schnitzer Steel Industries, Inc., Class A	759
606	Sealed Air Corp.	13,508
381	Sonoco Products Co.	10,737
177	Southern Copper Corp.	6,167
822	Steel Dynamics, Inc.	13,908
407	Temple-Inland, Inc.	7,322
120	Terra Industries, Inc.	4,630
325	Titanium Metals Corp.	3,175
548	United States Steel Corp.	24,474
15	Valhi, Inc.	155
384	Valspar Corp.	10,068
478	Vulcan Materials Co.	23,173
808	Weyerhaeuser Co.	31,464
		825,106
	Telecommunication Services - 4.5%

22,552	AT&T, Inc.	607,551
1,134	CenturyTel, Inc.	40,359
246	Clearwire Corp., Class A*	1,392
713	Crown Castle International Corp.*	26,160
675	Frontier Communications Corp.	5,333
52	Leap Wireless International, Inc.*	750
6,221	Level 3 Communications, Inc.*	7,776
600	NII Holdings, Inc.*	17,880

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,628	Qwest Communications International, Inc.	$20,542
10,690	Sprint Nextel Corp.*	39,660
347	Telephone & Data Systems, Inc.	10,580
59	United States Cellular Corp.*	2,198
10,858	Verizon Communications, Inc.	341,593
895	Windstream Corp.	8,879
		1,130,653
	Utilities - 5.6%

494	AES Corp. (The)*	6,294
295	AGL Resources, Inc.	10,192
252	Allegheny Energy, Inc.	5,539
423	Alliant Energy Corp.	11,624
903	Ameren Corp.	23,469
1,822	American Electric Power Co., Inc.	58,650
210	American Water Works Co., Inc.	4,670
519	Aqua America, Inc.	8,470
352	Atmos Energy Corp.	9,641
588	Calpine Corp.*	6,539
238	Centerpoint Energy, Inc.	3,158
867	CMS Energy Corp.	12,346
1,049	Consolidated Edison, Inc.	45,013
109	Constellation Energy Group, Inc.	3,468
2,255	Dominion Resources, Inc.	82,037
387	DPL, Inc.	10,395
627	DTE Energy Co.	25,149
4,919	Duke Energy Corp.	82,049
1,904	Dynegy, Inc., Class A*	3,446
1,245	Edison International	42,392
274	Energen Corp.	11,919
750	Entergy Corp.	58,988
2,299	Exelon Corp.	110,766
1,165	FirstEnergy Corp.	50,188
1,365	FPL Group, Inc.	70,939
516	Great Plains Energy, Inc.	9,185
350	Hawaiian Electric Industries, Inc.	6,951
228	Integrys Energy Group, Inc.	8,787
703	MDU Resources Group, Inc.	15,888
551	Mirant Corp.*	7,846
271	National Fuel Gas Co.	12,691
1,049	NiSource, Inc.	14,948
670	Northeast Utilities	16,154
1,014	NRG Energy, Inc.*	24,275
408	NSTAR	13,517
514	NV Energy, Inc.	5,983
367	OGE Energy Corp.	12,698
402	Oneok, Inc.	16,088
841	Pepco Holdings, Inc.	13,708
1,408	PG&E Corp.	59,615
387	Pinnacle West Capital Corp.	13,580
1,067	Progress Energy, Inc.	41,709
1,934	Public Service Enterprise Group, Inc.	60,650
666	Questar Corp.	26,420
1,339	RRI Energy, Inc.*	6,588
466	SCANA Corp.	16,403
934	Sempra Energy	49,633
2,990	Southern Co.	95,949
813	TECO Energy, Inc.	11,992
414	UGI Corp.	9,721
310	Vectren Corp.	7,282
415	Westar Energy, Inc.	8,545
447	Wisconsin Energy Corp.	20,160
1,741	Xcel Energy, Inc.	35,377
		1,399,684
	Total Common Stocks (Cost $16,244,616)	20,472,984

Principal Amount
	Repurchase Agreements (a) - 6.4%
$44,903	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $44,903(b)	44,903
89,805	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $89,805(c)	89,805
269,415	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $269,418(d)	269,415
53,995	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $53,995(e)	53,995
94,295	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $94,295(f)	94,295
179,610	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $179,614(g)	179,610
44,903	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $44,903(h)	44,903
269,415	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $269,416(i)	269,415
224,513	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $224,514(j)	224,513
134,708	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $134,709(k)	134,708
207,286	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $207,287(l)	207,286
	Total Repurchase Agreements (Cost $1,612,848)	1,612,848
	Total Investment Securities (Cost $17,857,464) — 87.6%	22,085,832
	Other assets less liabilities — 12.4%	3,115,146
	Net Assets — 100.0%	$25,200,978

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,722,190.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $45,801. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $91,601. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $274,804. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $55,075. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $96,182. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $183,203. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $45,801. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $274,804. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $229,004. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $137,403. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $211,432. The investment in the repurchase agreement was through participation in a pooled account.

REIT                        Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(818,569)
Net unrealized depreciation	$(818,569)
Federal income tax cost of investments	$22,904,401

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2009:

		Unrealized
	Notional Amount	Appreciation/
	at Value	(Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	$4,397,944	$1,462,195

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	6,607,471	(111,513)

Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	9,263,882	2,408,264

Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	9,722,809	(138,088)

		$3,620,858

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$20,472,984	$—	$20,472,984
Repurchase Agreements	—	1,612,848	1,612,848
Total Investment Securities	20,472,984	1,612,848	22,085,832
Other Financial Instruments*:
Swap Agreements	—	3,620,858	3,620,858
Total Other Financial Instruments	—	3,620,858	3,620,858
Total Investments	$20,472,984	$5,233,706	$25,706,690

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) - 78.3%
	Consumer Discretionary - 8.2%

190	Aaron’s, Inc.	$4,763
174	Abercrombie & Fitch Co., Class A	6,948
379	Advance Auto Parts, Inc.	14,895
267	Aeropostale, Inc.*	8,411
1,308	Amazon.com, Inc.*	177,770
680	American Eagle Outfitters, Inc.	10,458
528	Apollo Group, Inc., Class A*	30,133
29	AutoNation, Inc.*	512
122	AutoZone, Inc.*	18,040
29	Barnes & Noble, Inc.	677
1,039	Bed Bath & Beyond, Inc.*	38,817
1,339	Best Buy Co., Inc.	57,349
39	Big Lots, Inc.*	899
432	BorgWarner, Inc.	13,051
407	Brinker International, Inc.	5,617
183	Brink’s Home Security Holdings, Inc.*	5,988
424	Burger King Holdings, Inc.	7,208
253	Career Education Corp.*	6,586
621	CarMax, Inc.*	12,345
792	Carnival Corp.*	25,368
664	Chico’s FAS, Inc.*	9,342
129	Chipotle Mexican Grill, Inc., Class A*	10,765
32	Choice Hotels International, Inc.	1,003
1,265	Coach, Inc.	43,959
859	Comcast Corp., Class A	12,602
136	CTC Media, Inc.*	1,897
547	Darden Restaurants, Inc.	17,192
248	DeVry, Inc.	13,471
339	Dick’s Sporting Goods, Inc.*	7,038
1,828	DIRECTV, Class A*	57,820
1,043	Discovery Communications, Inc., Class C*	29,246
360	Dollar Tree, Inc.*	17,629
664	Expedia, Inc.*	16,919
557	Family Dollar Stores, Inc.	16,994
25	Federal Mogul Corp.*	338
275	Foot Locker, Inc.	2,610
576	GameStop Corp., Class A*	14,060
1,695	Gap, Inc. (The)	36,307
365	Garmin Ltd.	10,906
545	Gentex Corp.	9,058
961	Goodyear Tire & Rubber Co. (The)*	13,175
233	Guess?, Inc.	8,633
1,353	H&R Block, Inc.	27,466
376	Hanesbrands, Inc.*	9,028
128	Harman International Industries, Inc.	4,814
297	Hasbro, Inc.	8,806
98	Hillenbrand, Inc.	1,793
453	Home Depot, Inc.	12,394
68	Interactive Data Corp.	1,737
982	International Game Technology	18,550
150	ITT Educational Services, Inc.*	13,647
165	John Wiley & Sons, Inc., Class A	6,179
1,300	Johnson Controls, Inc.	35,165
21	KB Home	285
1,135	Kohl’s Corp.*	60,314
903	Las Vegas Sands Corp.*	13,834
389	Leggett & Platt, Inc.	7,570
711	Limited Brands, Inc.	11,795
557	LKQ Corp.*	9,709
1,849	Lowe’s Cos., Inc.	40,327
562	Marriott International, Inc., Class A	14,450
192	Marvel Entertainment, Inc.*	9,994
1,109	Mattel, Inc.	21,581
4,390	McDonald’s Corp.	277,668
1,252	McGraw-Hill Cos., Inc. (The)	37,510
57	MDC Holdings, Inc.	1,692
359	MGM Mirage*	3,795
81	Morningstar, Inc.*	3,755
162	NetFlix, Inc.*	9,498
26	New York Times Co. (The), Class A*	219
178	Newell Rubbermaid, Inc.	2,583
1,436	NIKE, Inc., Class B	93,182
654	Nordstrom, Inc.	21,876
1	NVR, Inc.*	673
201	Office Depot, Inc.*	1,234
1,238	Omnicom Group, Inc.	45,459
538	O’Reilly Automotive, Inc.*	20,864
110	Panera Bread Co., Class A*	6,926
53	Penske Auto Group, Inc.*	783
501	PetSmart, Inc.	12,896
133	Phillips-Van Heusen Corp.	5,320
207	Polo Ralph Lauren Corp.	15,908
167	priceline.com, Inc.*	35,758
145	Pulte Homes, Inc.	1,325
65	RadioShack Corp.	1,226
165	Regal Entertainment Group, Class A	2,260
505	Ross Stores, Inc.	22,210
159	Royal Caribbean Cruises Ltd.*	3,907
253	Scientific Games Corp., Class A*	3,580
209	Scripps Networks Interactive, Inc., Class A	8,266
337	Sherwin-Williams Co. (The)	20,503
2,844	Staples, Inc.	66,322
2,926	Starbucks Corp.*	64,079
120	Starwood Hotels & Resorts Worldwide, Inc.	3,842
55	Strayer Education, Inc.	10,862
2,994	Target Corp.	139,401
74	Thor Industries, Inc.	2,105
452	Tiffany & Co.	19,291
1,644	TJX Cos., Inc.	63,097
57	TRW Automotive Holdings Corp.*	1,240
510	Urban Outfitters, Inc.*	16,136
78	VF Corp.	5,672
228	WABCO Holdings, Inc.	5,388
15	Warner Music Group Corp.*	75
11	Weight Watchers International, Inc.	304
583	Wendy’s/Arby’s Group, Inc., Class A	2,390
152	Williams-Sonoma, Inc.	3,089
210	WMS Industries, Inc.*	8,165
313	Wyndham Worldwide Corp.	5,812
1,837	Yum! Brands, Inc.	64,791
		2,269,174
	Consumer Staples - 12.8%

289	Alberto-Culver Co.	8,135
8,227	Altria Group, Inc.	154,750
1,434	Archer-Daniels-Midland Co.	44,182
1,700	Avon Products, Inc.	58,225
37	BJ’s Wholesale Club, Inc.*	1,284
298	Brown-Forman Corp., Class B	15,249
529	Campbell Soup Co.	18,499
278	Church & Dwight Co., Inc.	16,413
488	Clorox Co.	29,412
7,241	Coca-Cola Co. (The)	414,185
1,044	Coca-Cola Enterprises, Inc.	20,515
1,990	Colgate-Palmolive Co.	167,538
1,726	Costco Wholesale Corp.	103,405
1,764	CVS Caremark Corp.	54,702
715	Dean Foods Co.*	11,368
231	Energizer Holdings, Inc.*	13,015

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
439	Estee Lauder Cos., Inc. (The), Class A	$20,558
254	Flowers Foods, Inc.	5,814
542	General Mills, Inc.	36,856
137	Green Mountain Coffee Roasters, Inc.*	8,628
1,014	H. J. Heinz Co.	43,044
275	Hansen Natural Corp.*	9,617
244	Herbalife Ltd.	10,233
359	Hershey Co. (The)	12,698
28	Hormel Foods Corp.	1,051
1,011	Kellogg Co.	53,158
1,435	Kimberly-Clark Corp.	94,667
2,188	Kroger Co. (The)	49,755
589	Lorillard, Inc.	45,889
519	McCormick & Co., Inc. (Non-Voting)	18,518
70	Mead Johnson Nutrition Co., Class A	3,071
26	Molson Coors Brewing Co., Class B	1,175
147	NBTY, Inc.*	5,901
449	Pepsi Bottling Group, Inc.	17,040
6,195	PepsiCo, Inc.	385,453
7,804	Philip Morris International, Inc.	375,294
7,599	Procter & Gamble Co. (The)	473,798
689	Sara Lee Corp.	8,364
42	Smithfield Foods, Inc.*	650
2,347	Sysco Corp.	63,463
3,948	Walgreen Co.	153,538
8,797	Wal-Mart Stores, Inc.	479,876
366	Whole Foods Market, Inc.*	9,388
		3,518,374
	Energy - 3.4%

477	Alpha Natural Resources, Inc.*	17,649
190	Atwood Oceanics, Inc.*	7,159
862	Cameron International Corp.*	32,584
97	CNX Gas Corp.*	2,646
14	Comstock Resources, Inc.*	520
719	CONSOL Energy, Inc.	33,016
59	Continental Resources, Inc.*	2,221
276	Diamond Offshore Drilling, Inc.	27,473
328	Dresser-Rand Group, Inc.*	9,210
776	El Paso Corp.	7,419
162	ENSCO International, Inc.	7,128
490	EXCO Resources, Inc.	8,291
114	Exterran Holdings, Inc.*	2,388
5,010	Exxon Mobil Corp.	376,101
491	FMC Technologies, Inc.*	26,745
163	Forest Oil Corp.*	2,986
327	Frontier Oil Corp.	3,770
130	Helmerich & Payne, Inc.	4,882
167	Holly Corp.	4,250
360	Mariner Energy, Inc.*	4,504
272	Massey Energy Co.	10,244
219	Oceaneering International, Inc.*	11,964
87	Patterson-UTI Energy, Inc.	1,339
1,065	Peabody Energy Corp.	47,350
1,198	Petrohawk Energy Corp.*	26,763
301	Plains Exploration & Production Co.*	8,190
323	Pride International, Inc.*	10,216
464	Quicksilver Resources, Inc.*	6,176
91	Range Resources Corp.	4,289
78	Rowan Cos., Inc.*	1,926
2,163	Schlumberger Ltd.	138,194
19	Seahawk Drilling, Inc.*	409
520	Smith International, Inc.	14,134
1,367	Southwestern Energy Co.*	60,093
63	St. Mary Land & Exploration Co.	2,040
74	Teekay Corp.	1,776
226	Tesoro Corp.	2,888
		928,933
	Financials - 3.9%

164	Affiliated Managers Group, Inc.*	10,694
1,859	Aflac, Inc.	85,570
35	Alexandria Real Estate Equities, Inc. (REIT)	1,973
737	American Express Co.	30,829
184	American International Group, Inc.*	5,226
109	AmeriCredit Corp.*	2,011
79	Ameriprise Financial, Inc.	3,011
370	Arthur J. Gallagher & Co.	8,288
163	Axis Capital Holdings Ltd.	4,562
978	Bank of New York Mellon Corp. (The)	26,054
28	BlackRock, Inc.	6,358
28	BOK Financial Corp.	1,301
343	Brown & Brown, Inc.	6,123
504	Capital One Financial Corp.	19,333
161	CapitalSource, Inc.	591
78	Capitol Federal Financial	2,276
940	CB Richard Ellis Group, Inc., Class A*	10,744
3,778	Charles Schwab Corp. (The)	69,251
15	CME Group, Inc.	4,923
49	CNA Financial Corp.*	1,115
86	Commerce Bancshares, Inc./MO	3,453
301	Digital Realty Trust, Inc. (REIT)	14,647
465	Eaton Vance Corp.	14,015
66	Endurance Specialty Holdings Ltd.	2,468
82	Erie Indemnity Co., Class A	3,032
28	Federal Realty Investment Trust (REIT)	1,801
327	Federated Investors, Inc., Class B	8,430
137	Fidelity National Financial, Inc., Class A	1,903
269	Franklin Resources, Inc.	29,060
827	Genworth Financial, Inc., Class A*	8,907
756	GLG Partners, Inc.*	2,230
125	Goldman Sachs Group, Inc. (The)	21,207
81	Greenhill & Co., Inc.	6,614
15	Hanover Insurance Group, Inc. (The)	624
453	HCP, Inc. (REIT)	14,179
240	Health Care REIT, Inc. (REIT)	10,692
1,034	Hudson City Bancorp, Inc.	13,742
291	IntercontinentalExchange, Inc.*	31,076
132	Invesco Ltd.	2,937
14	Investment Technology Group, Inc.*	255
632	Janus Capital Group, Inc.	8,273
352	Jefferies Group, Inc.*	8,254
305	Lazard Ltd., Class A	11,822
271	Leucadia National Corp.*	5,832
372	Lincoln National Corp.	8,523
155	Marsh & McLennan Cos., Inc.	3,495
745	Moody’s Corp.	17,306
1,257	Morgan Stanley	39,696
400	MSCI, Inc., Class A*	12,188
239	NASDAQ OMX Group, Inc. (The)*	4,465
311	Nationwide Health Properties, Inc. (REIT)	10,577
961	Northern Trust Corp.	47,569
268	NYSE Euronext	6,775
232	Plum Creek Timber Co., Inc. (REIT)	8,002
1,237	Principal Financial Group, Inc.	31,407
274	Progressive Corp. (The)*	4,595
948	Prudential Financial, Inc.	47,258
535	Public Storage (REIT)	42,575
144	Rayonier, Inc. (REIT)	5,723

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21	Reinsurance Group of America, Inc.	$977
484	SEI Investments Co.	8,475
405	Simon Property Group, Inc. (REIT)	29,427
403	SLM Corp.*	4,421
367	St. Joe Co. (The)*	9,138
1,048	State Street Corp.	43,282
1	Student Loan Corp. (The)	50
1,020	T. Rowe Price Group, Inc.	49,909
1,042	TD Ameritrade Holding Corp.*	20,465
37	TFS Financial Corp.	414
53	Validus Holdings Ltd.	1,405
176	W. R. Berkley Corp.	4,349
340	Waddell & Reed Financial, Inc., Class A	9,904
2,802	Wells Fargo & Co.	78,568
		1,076,624
	Health Care - 12.6%

6,148	Abbott Laboratories	335,005
29	Abraxis Bioscience, Inc.*	971
384	Aetna, Inc.	11,178
353	Alexion Pharmaceuticals, Inc.*	16,009
1,212	Allergan, Inc.	70,454
250	Allscripts-Misys Healthcare Solutions, Inc.*	4,800
1,051	AmerisourceBergen Corp.	25,949
4,030	Amgen, Inc.*	227,091
562	Amylin Pharmaceuticals, Inc.*	8,014
2,409	Baxter International, Inc.	131,411
273	Beckman Coulter, Inc.	17,734
953	Becton, Dickinson and Co.	71,284
1,151	Biogen Idec, Inc.*	54,028
399	BioMarin Pharmaceutical, Inc.*	6,588
79	Bio-Rad Laboratories, Inc., Class A*	7,639
2,134	Boston Scientific Corp.*	17,862
4,368	Bristol-Myers Squibb Co.	110,554
395	C.R. Bard, Inc.	32,473
1,834	Celgene Corp.*	101,695
292	Cephalon, Inc.*	16,045
270	Cerner Corp.*	20,328
175	Charles River Laboratories International, Inc.*	5,626
68	CIGNA Corp.	2,181
187	Community Health Systems, Inc.*	5,705
253	Covance, Inc.*	13,437
168	Coventry Health Care, Inc.*	3,788
412	DaVita, Inc.*	24,407
458	Dendreon Corp.*	12,522
589	DENTSPLY International, Inc.	19,625
224	Edwards Lifesciences Corp.*	18,431
2,111	Eli Lilly & Co.	77,537
83	Emdeon, Inc., Class A*	1,252
1,089	Express Scripts, Inc.*	93,436
208	Gen-Probe, Inc.*	8,672
1,075	Genzyme Corp.*	54,503
3,606	Gilead Sciences, Inc.*	166,056
982	Health Management Associates, Inc., Class A*	6,020
356	Henry Schein, Inc.*	17,679
101	Hill-Rom Holdings, Inc.	2,240
101	Hologic, Inc.*	1,461
637	Hospira, Inc.*	29,907
248	Humana, Inc.*	10,294
232	IDEXX Laboratories, Inc.*	11,612
491	Illumina, Inc.*	14,200
164	IMS Health, Inc.	3,503
152	Intuitive Surgical, Inc.*	42,642
147	Inverness Medical Innovations, Inc.*	6,181
8,485	Johnson & Johnson	533,197
84	Kinetic Concepts, Inc.*	2,832
433	Laboratory Corp. of America Holdings*	31,592
614	Life Technologies Corp.*	30,565
222	Lincare Holdings, Inc.*	7,885
530	McKesson Corp.	32,871
1,920	Medco Health Solutions, Inc.*	121,267
60	Mednax, Inc.*	3,373
4,453	Medtronic, Inc.	188,985
4,690	Merck & Co., Inc.	169,815
135	Mettler-Toledo International, Inc.*	13,430
220	Millipore Corp.*	14,982
869	Mylan, Inc.*	15,529
380	Myriad Genetics, Inc.*	8,786
201	Omnicare, Inc.	4,659
231	OSI Pharmaceuticals, Inc.*	7,695
397	Patterson Cos., Inc.*	10,207
102	PerkinElmer, Inc.	1,925
319	Perrigo Co.	12,805
417	Pharmaceutical Product Development, Inc.	8,940
619	Quest Diagnostics, Inc.	35,865
301	ResMed, Inc.*	15,131
1,380	St. Jude Medical, Inc.*	50,660
1,348	Stryker Corp.	67,939
148	Techne Corp.	10,046
68	Teleflex, Inc.	3,542
1,299	Tenet Healthcare Corp.*	5,910
136	Thermo Fisher Scientific, Inc.*	6,423
183	United Therapeutics Corp.*	8,343
12	Universal Health Services, Inc., Class B	671
270	Valeant Pharmaceuticals International*	8,826
497	Varian Medical Systems, Inc.*	23,230
336	VCA Antech, Inc.*	7,617
687	Vertex Pharmaceuticals, Inc.*	26,669
381	Waters Corp.*	22,395
136	WellPoint, Inc.*	7,348
		3,461,984
	Industrials - 7.8%

2,760	3M Co.	213,734
374	Aecom Technology Corp.*	9,500
129	Alliant Techsystems, Inc.*	11,058
426	AMETEK, Inc.	15,575
1,321	AMR Corp.*	7,979
38	Armstrong World Industries, Inc.*	1,574
85	Avery Dennison Corp.	3,193
183	BE Aerospace, Inc.*	3,526
235	Boeing Co. (The)	12,316
182	Brink’s Co. (The)	4,091
68	Bucyrus International, Inc.	3,522
673	C.H. Robinson Worldwide, Inc.	37,513
66	Carlisle Cos., Inc.	2,119
1,199	Caterpillar, Inc.	70,010
93	Cintas Corp.	2,612
547	Continental Airlines, Inc., Class B*	7,800
64	Con-way, Inc.	1,939
118	Copa Holdings S.A., Class A	5,880
268	Copart, Inc.*	8,689
53	Corrections Corp. of America*	1,324
103	Crane Co.	2,879
267	Cummins, Inc.	11,988
639	Danaher Corp.	45,318
415	Deere & Co.	22,207

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,070	Delta Air Lines, Inc.*	$25,143
309	Donaldson Co., Inc.	13,133
522	Dover Corp.	21,339
210	Dun & Bradstreet Corp.	16,504
2,991	Emerson Electric Co.	123,857
392	Equifax, Inc.	11,231
842	Expeditors International of Washington, Inc.	26,885
525	Fastenal Co.	19,467
204	First Solar, Inc.*	24,298
224	Flowserve Corp.	22,279
715	Fluor Corp.	30,373
204	FTI Consulting, Inc.*	9,437
80	GATX Corp.	2,310
130	General Dynamics Corp.	8,567
493	Goodrich Corp.	29,255
109	Graco, Inc.	3,071
235	Harsco Corp.	7,292
2,961	Honeywell International, Inc.	113,910
27	Hubbell, Inc., Class B	1,226
189	IDEX Corp.	5,600
190	IHS, Inc., Class A*	9,553
717	Iron Mountain, Inc.*	17,208
69	ITT Corp.	3,569
350	J.B. Hunt Transport Services, Inc.	11,151
489	Jacobs Engineering Group, Inc.*	17,110
358	Joy Global, Inc.	19,167
167	Kansas City Southern*	4,781
46	Kirby Corp.*	1,534
204	Landstar System, Inc.	7,613
188	Lennox International, Inc.	6,979
1,265	Lockheed Martin Corp.	97,696
672	Masco Corp.	9,126
910	McDermott International, Inc.*	19,055
291	Monster Worldwide, Inc.*	4,252
168	MSC Industrial Direct Co., Class A	7,711
251	Navistar International Corp.*	8,286
190	Norfolk Southern Corp.	9,766
151	Northrop Grumman Corp.	8,275
150	Owens Corning*	3,545
1,339	PACCAR, Inc.	49,650
466	Pall Corp.	14,833
109	Pentair, Inc.	3,281
556	Precision Castparts Corp.	57,646
208	R.R. Donnelley & Sons Co.	4,281
1,206	Raytheon Co.	62,145
407	Republic Services, Inc.	11,477
607	Robert Half International, Inc.	13,554
56	Rockwell Automation, Inc.	2,435
628	Rockwell Collins, Inc.	33,573
307	Roper Industries, Inc.	15,976
270	Shaw Group, Inc. (The)*	7,703
61	Snap-On, Inc.	2,205
918	Southwest Airlines Co.	8,446
136	Spirit Aerosystems Holdings, Inc., Class A*	2,479
338	Stericycle, Inc.*	18,499
381	SunPower Corp., Class A*	7,875
67	Thomas & Betts Corp.*	2,446
144	Toro Co.	5,737
160	TransDigm Group, Inc.	6,936
1,067	Union Pacific Corp.	67,498
2,753	United Parcel Service, Inc., Class B	158,215
3,056	United Technologies Corp.	205,485
42	URS Corp.*	1,745
366	UTi Worldwide, Inc.	4,784
85	Valmont Industries, Inc.	6,514
244	W.W. Grainger, Inc.	23,839
235	Waste Connections, Inc.*	7,626
1,757	Waste Management, Inc.	57,700
87	WESCO International, Inc.*	2,271
190	Westinghouse Air Brake Technologies Corp.	7,315
		2,162,069
	Information Technology - 25.3%

1,294	Activision Blizzard, Inc.*	14,739
2,085	Adobe Systems, Inc.*	73,142
1,172	Advanced Micro Devices, Inc.*	8,216
216	Affiliated Computer Services, Inc., Class A*	11,923
1,363	Agilent Technologies, Inc.*	39,418
685	Akamai Technologies, Inc.*	16,440
210	Alliance Data Systems Corp.*	12,808
1,167	Altera Corp.	24,542
110	Amdocs Ltd.*	2,907
681	Amphenol Corp., Class A	28,057
1,157	Analog Devices, Inc.	34,698
351	ANSYS, Inc.*	13,668
3,551	Apple, Inc.*	709,880
196	Arrow Electronics, Inc.*	5,151
612	Autodesk, Inc.*	14,351
1,997	Automatic Data Processing, Inc.	86,770
204	Avnet, Inc.*	5,559
42	AVX Corp.	507
737	BMC Software, Inc.*	28,544
1,956	Broadcom Corp., Class A*	57,115
348	Broadridge Financial Solutions, Inc.	7,649
588	Brocade Communications Systems, Inc.*	4,169
1,205	CA, Inc.	26,631
1,050	Cadence Design Systems, Inc.*	6,300
38	Ciena Corp.*	462
22,950	Cisco Systems, Inc.*	537,030
721	Citrix Systems, Inc.*	27,528
1,164	Cognizant Technology Solutions Corp., Class A*	51,135
51	Convergys Corp.*	570
5,280	Corning, Inc.	88,070
411	Cree, Inc.*	19,658
561	Cypress Semiconductor Corp.*	5,369
6,815	Dell, Inc.*	96,228
231	Diebold, Inc.	5,807
211	Dolby Laboratories, Inc., Class A*	9,436
136	DST Systems, Inc.*	5,777
1,037	eBay, Inc.*	25,375
1,284	Electronic Arts, Inc.*	21,687
834	EMC Corp.*	14,036
152	Equinix, Inc.*	14,621
312	F5 Networks, Inc.*	14,673
167	Factset Research Systems, Inc.	12,082
812	Fidelity National Information Services, Inc.	18,351
621	Fiserv, Inc.*	28,715
597	FLIR Systems, Inc.*	17,134
250	Genpact Ltd.*	3,245
319	Global Payments, Inc.	16,352
952	Google, Inc., Class A*	555,016
413	Harris Corp.	18,131
334	Hewitt Associates, Inc., Class A*	13,420
7,367	Hewlett-Packard Co.	361,425
169	IAC/InterActiveCorp.*	3,287
141	Integrated Device Technology, Inc.*	798
13,711	Intel Corp.	263,251

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,260	International Business Machines Corp.	$664,601
129	International Rectifier Corp.*	2,415
244	Intersil Corp., Class A	3,152
1,285	Intuit, Inc.*	37,535
145	Itron, Inc.*	8,815
373	Jabil Circuit, Inc.	4,965
438	JDS Uniphase Corp.*	3,237
2,082	Juniper Networks, Inc.*	54,403
503	Lam Research Corp.*	17,097
381	Lender Processing Services, Inc.	15,918
886	Linear Technology Corp.	23,895
1,844	Marvell Technology Group Ltd.*	28,434
339	Mastercard, Inc., Class A	81,652
1,016	Maxim Integrated Products, Inc.	17,882
619	McAfee, Inc.*	23,615
890	MEMC Electronic Materials, Inc.*	10,716
662	Microchip Technology, Inc.	17,378
592	Micron Technology, Inc.*	4,452
319	MICROS Systems, Inc.*	8,951
30,667	Microsoft Corp.	901,916
47	Molex, Inc.	874
583	Motorola, Inc.	4,670
228	National Instruments Corp.	6,505
914	National Semiconductor Corp.	13,344
629	NCR Corp.*	5,919
1,322	NetApp, Inc.*	40,744
288	NeuStar, Inc., Class A*	6,739
623	Novell, Inc.*	2,436
232	Novellus Systems, Inc.*	4,800
789	Nuance Communications, Inc.*	11,985
2,173	NVIDIA Corp.*	28,379
1,673	ON Semiconductor Corp.*	12,982
15,208	Oracle Corp.	335,793
1,278	Paychex, Inc.	40,065
476	QLogic Corp.*	8,539
6,584	QUALCOMM, Inc.	296,280
418	Rambus, Inc.*	7,449
754	Red Hat, Inc.*	20,132
277	Rovi Corp.*	8,257
613	SAIC, Inc.*	10,924
433	Salesforce.com, Inc.*	27,140
435	SanDisk Corp.*	8,578
1,761	Seagate Technology	26,644
175	Silicon Laboratories, Inc.*	7,390
118	Sohu.com, Inc.*	6,580
332	Sybase, Inc.*	13,360
3,265	Symantec Corp.*	57,954
358	Synopsys, Inc.*	8,044
561	Teradata Corp.*	16,437
687	Teradyne, Inc.*	6,087
5,068	Texas Instruments, Inc.	128,170
466	Total System Services, Inc.	8,052
475	Trimble Navigation Ltd.*	10,607
293	Varian Semiconductor Equipment Associates, Inc.*	8,535
769	VeriSign, Inc.*	17,256
1,788	Visa, Inc., Class A	144,828
160	Vishay Intertechnology, Inc.*	1,160
204	VMware, Inc., Class A*	8,564
216	WebMD Health Corp.*	7,841
799	Western Digital Corp.*	29,435
2,789	Western Union Co. (The)	51,457
1,093	Xilinx, Inc.	24,746
4,416	Yahoo!, Inc.*	66,108
215	Zebra Technologies Corp., Class A*	5,721
		6,970,392
	Materials - 3.2%

288	Air Products & Chemicals, Inc.	23,884
19	Albemarle Corp.	641
1,795	Alcoa, Inc.	22,473
20	Ashland, Inc.	719
241	Ball Corp.	11,908
572	Celanese Corp., Class A	17,023
162	CF Industries Holdings, Inc.	13,828
50	Cliffs Natural Resources, Inc.	2,203
71	Compass Minerals International, Inc.	4,621
637	Crown Holdings, Inc.*	16,033
1,188	E.I. du Pont de Nemours & Co.	41,081
173	Eagle Materials, Inc.	4,664
942	Ecolab, Inc.	42,305
246	FMC Corp.	13,773
994	Freeport-McMoRan Copper & Gold, Inc.*	82,303
295	International Flavors & Fragrances, Inc.	12,012
149	Intrepid Potash, Inc.*	4,536
236	Lubrizol Corp.	17,115
69	Martin Marietta Materials, Inc.	5,885
2,170	Monsanto Co.	175,227
632	Mosaic Co. (The)	34,412
548	Nalco Holding Co.	13,404
1,906	Newmont Mining Corp.	102,238
547	Owens-Illinois, Inc.*	17,105
40	Packaging Corp. of America	797
432	Pactiv Corp.*	10,519
1,220	Praxair, Inc.	100,077
42	Royal Gold, Inc.	2,260
268	RPM International, Inc.	5,253
67	Schnitzer Steel Industries, Inc., Class A	2,990
175	Scotts Miracle-Gro Co. (The), Class A	6,988
485	Sigma-Aldrich Corp.	25,870
514	Southern Copper Corp.	17,908
271	Terra Industries, Inc.	10,455
2	Valhi, Inc.	21
208	Walter Energy, Inc.	14,269
		876,800
	Telecommunication Services - 0.4%

1,584	American Tower Corp., Class A*	64,817
418	Crown Castle International Corp.*	15,336
539	Frontier Communications Corp.	4,258
180	Leap Wireless International, Inc.*	2,597
1,009	MetroPCS Communications, Inc.*	6,357
37	NII Holdings, Inc.*	1,103
464	SBA Communications Corp., Class A*	14,867
593	tw telecom, inc.*	8,628
807	Windstream Corp.	8,006
		125,969
	Utilities - 0.7%

2,136	AES Corp. (The)*	27,213
413	Allegheny Energy, Inc.	9,078
34	American Water Works Co., Inc.	756
718	Calpine Corp.*	7,984
1,303	Centerpoint Energy, Inc.	17,291
613	Constellation Energy Group, Inc.	19,506
60	DPL, Inc.	1,612
522	EQT Corp.	21,480
227	Exelon Corp.	10,937
214	FPL Group, Inc.	11,121
67	Integrys Energy Group, Inc.	2,582
197	ITC Holdings Corp.	8,760

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
400	NV Energy, Inc.	$4,656
81	Ormat Technologies, Inc.	3,335
1,496	PPL Corp.	45,658
		191,969
	Total Common Stocks (Cost $17,722,395)	21,582,288

Principal Amount
	Repurchase Agreements (a) - 7.5%
$58,013	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,013(b)	58,013
116,025	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $116,026(c)	116,025
348,076	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $348,080 (d)	348,076
69,760	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $69,760 (e)	69,760
121,827	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $121,828 (f)	121,827
232,051	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $232,056 (g)	232,051
58,013	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,013 (h)	58,013
348,076	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $348,078 (i)	348,076
290,063	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $290,064(j)	290,063
174,038	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $174,039(k)	174,038
267,806	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $267,807(l)	267,806
	Total Repurchase Agreements (Cost $2,083,748)	2,083,748
	Total Investment Securities (Cost $19,806,143) — 85.8%	23,666,036
	Other assets less liabilities — 14.2%	3,903,059
	Net Assets — 100.0%	$27,569,095

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,098,801.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $59,173. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $118,346. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $355,039. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $71,155. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $124,264. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $236,692. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $59,173. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $355,038. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $295,865. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $177,519. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $273,162. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,558,574)
Net unrealized depreciation	$(3,558,574)
Federal income tax cost of investments	$27,224,610

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$5,782,956	$1,835,744

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	7,163,969	(111,140)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	13,179,506	3,313,453

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	7,511,395	(102,865)

		$4,935,192

See accompanying notes to the financial statements.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$21,582,288	$—	$21,582,288
Repurchase Agreements	—	2,083,748	2,083,748
Total Investment Securities	21,582,288	2,083,748	23,666,036
Other Financial Instruments*:
Swap Agreements	—	4,935,192	4,935,192
Total Other Financial Instruments	—	4,935,192	4,935,192
Total Investments	$21,582,288	$7,018,940	$28,601,228

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 84.6%
	Consumer Discretionary - 10.4%

587	Abercrombie & Fitch Co., Class A	$23,439
1,130	Autoliv, Inc.	45,889
873	AutoNation, Inc.*	15,408
391	Barnes & Noble, Inc.	9,126
975	Big Lots, Inc.*	22,484
799	Black & Decker Corp.	48,491
111	BorgWarner, Inc.	3,353
732	Boyd Gaming Corp.*	5,980
3,117	Cablevision Systems Corp., Class A	77,987
71	Career Education Corp.*	1,848
849	CarMax, Inc.*	16,878
8,071	CBS Corp., Class B	103,390
456	Central European Media Enterprises Ltd., Class A*	11,359
146	Chico’s FAS, Inc.*	2,054
276	Choice Hotels International, Inc.	8,653
539	Clear Channel Outdoor Holdings, Inc., Class A*	4,921
3,685	D.R. Horton, Inc.	37,882
262	Discovery Communications, Inc., Class C*	7,347
2,671	DISH Network Corp., Class A	55,316
962	DreamWorks Animation SKG, Inc., Class A*	32,198
220	Expedia, Inc.*	5,606
193	Federal Mogul Corp.*	2,606
1,154	Foot Locker, Inc.	10,951
1,996	Fortune Brands, Inc.	76,666
265	GameStop Corp., Class A*	6,469
3,088	Gannett Co., Inc.	30,540
271	Garmin Ltd.	8,098
2,118	Genuine Parts Co.	75,888
3,115	Harley-Davidson, Inc.	90,771
347	Harman International Industries, Inc.	13,051
672	Hasbro, Inc.	19,925
506	Hillenbrand, Inc.	9,260
258	Interactive Data Corp.	6,589
661	International Game Technology	12,486
399	International Speedway Corp., Class A	10,761
6,356	Interpublic Group of Cos., Inc.*	40,233
2,955	J.C. Penney Co., Inc.	84,927
1,167	Jarden Corp.	32,034
940	KB Home	12,737
758	Lamar Advertising Co., Class A*	20,981
966	Las Vegas Sands Corp.*	14,799
787	Leggett & Platt, Inc.	15,315
1,972	Lennar Corp., Class A	24,985
3,536	Liberty Global, Inc., Class A*	68,209
1,066	Liberty Media Corp. - Capital, Class A*	23,548
7,920	Liberty Media Corp. - Interactive, Class A*	84,269
1,152	Limited Brands, Inc.	19,112
5,588	Macy’s, Inc.	91,140
2,106	Marriott International, Inc., Class A	54,166
1,067	Mattel, Inc.	20,764
307	MDC Holdings, Inc.	9,115
450	Meredith Corp.	11,858
1,397	MGM Mirage*	14,766
738	Mohawk Industries, Inc.*	30,317
1,284	New York Times Co. (The), Class A*	10,837
3,091	Newell Rubbermaid, Inc.	44,850
63	NVR, Inc.*	42,408
2,985	Office Depot, Inc.*	18,328
887	Penn National Gaming, Inc.*	23,763
322	Penske Auto Group, Inc.*	4,759
242	Phillips-Van Heusen Corp.	9,680
42	Polo Ralph Lauren Corp.	3,228
3,980	Pulte Homes, Inc.	36,377
1,445	RadioShack Corp.	27,253
514	Regal Entertainment Group, Class A	7,042
1,201	Royal Caribbean Cruises Ltd.*	29,509
472	Scripps Networks Interactive, Inc., Class A	18,668
661	Sears Holdings Corp.*	46,898
3,334	Service Corp. International	25,739
191	Sherwin-Williams Co. (The)	11,620
1,133	Signet Jewelers Ltd.*	29,288
2,076	Starwood Hotels & Resorts Worldwide, Inc.	66,474
226	Thor Industries, Inc.	6,430
138	Tiffany & Co.	5,890
1,808	Toll Brothers, Inc.*	35,238
578	TRW Automotive Holdings Corp.*	12,577
911	VF Corp.	66,248
3,832	Virgin Media, Inc.	63,075
97	WABCO Holdings, Inc.	2,292
540	Warner Music Group Corp.*	2,705
82	Washington Post Co. (The), Class B	33,916
401	Weight Watchers International, Inc.	11,100
2,912	Wendy’s/Arby’s Group, Inc., Class A	11,939
981	Whirlpool Corp.	72,751
748	Williams-Sonoma, Inc.	15,199
1,320	Wyndham Worldwide Corp.	24,512
889	Wynn Resorts Ltd.	57,376
		2,464,914
	Consumer Staples - 5.4%

169	Alberto-Culver Co.	4,757
600	BJ’s Wholesale Club, Inc.*	20,826
202	Brown-Forman Corp., Class B	10,336
1,781	Bunge Ltd.	110,244
840	Campbell Soup Co.	29,375
666	Central European Distribution Corp.*	18,568
209	Clorox Co.	12,596
615	Coca-Cola Enterprises, Inc.	12,085
5,942	ConAgra Foods, Inc.	131,853
2,528	Constellation Brands, Inc., Class A*	43,254
991	Corn Products International, Inc.	27,788
2,627	Del Monte Foods Co.	27,557
3,373	Dr. Pepper Snapple Group, Inc.*	88,339
149	Energizer Holdings, Inc.*	8,395
176	Flowers Foods, Inc.	4,029
794	H. J. Heinz Co.	33,705
853	Hershey Co. (The)	30,171
835	Hormel Foods Corp.	31,329
1,573	J.M. Smucker Co. (The)	92,933
261	Lorillard, Inc.	20,335
229	Mead Johnson Nutrition Co., Class A	10,046
1,602	Molson Coors Brewing Co., Class B	72,426
220	NBTY, Inc.*	8,831
374	Pepsi Bottling Group, Inc.	14,193
752	PepsiAmericas, Inc.	22,259
752	Ralcorp Holdings, Inc.*	43,556
7,768	Rite Aid Corp.*	9,943
5,659	Safeway, Inc.	127,328
6,950	Sara Lee Corp.	84,373
1,718	Smithfield Foods, Inc.*	26,595
2,817	SUPERVALU, Inc.	38,959
4,008	Tyson Foods, Inc., Class A	48,176
234	Whole Foods Market, Inc.*	6,002
		1,271,162

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy - 7.8%

2,159	Arch Coal, Inc.	$45,037
109	Atwood Oceanics, Inc.*	4,107
3,881	BJ Services Co.	72,885
1,377	Cabot Oil & Gas Corp.	52,739
255	Cameron International Corp.*	9,639
1,107	Cimarex Energy Co.	51,852
568	Comstock Resources, Inc.*	21,090
1,012	Concho Resources, Inc.*	41,371
211	Continental Resources, Inc.*	7,944
3,306	Denbury Resources, Inc.*	43,871
6,724	El Paso Corp.	64,281
738	Encore Acquisition Co.*	33,225
1,351	ENSCO International, Inc.	59,444
216	EXCO Resources, Inc.	3,655
446	Exterran Holdings, Inc.*	9,344
936	Forest Oil Corp.*	17,148
298	Frontier Oil Corp.	3,436
685	Frontline Ltd.	18,611
1,374	Helix Energy Solutions Group, Inc.*	16,158
964	Helmerich & Payne, Inc.	36,198
146	Mariner Energy, Inc.*	1,826
227	Massey Energy Co.	8,549
2,535	Murphy Oil Corp.	142,949
3,761	Nabors Industries Ltd.*	77,665
1,762	Newfield Exploration Co.*	74,497
2,303	Noble Energy, Inc.	150,271
659	Oil States International, Inc.*	23,638
311	Overseas Shipholding Group, Inc.	11,914
1,742	Patterson-UTI Energy, Inc.	26,809
1,514	Pioneer Natural Resources Co.	62,604
849	Plains Exploration & Production Co.*	23,101
1,229	Pride International, Inc.*	38,873
1,774	Range Resources Corp.	83,609
1,238	Rowan Cos., Inc.*	30,566
1,651	SandRidge Energy, Inc.*	15,486
268	SEACOR Holdings, Inc.*	20,529
82	Seahawk Drilling, Inc.*	1,766
1,180	Smith International, Inc.	32,072
1,478	Southern Union Co.	30,624
8,569	Spectra Energy Corp.	166,324
625	St. Mary Land & Exploration Co.	20,238
1,553	Sunoco, Inc.	39,136
1,038	Superior Energy Services, Inc.*	21,943
313	Teekay Corp.	7,512
1,090	Tesoro Corp.	13,930
687	Tidewater, Inc.	30,881
543	Unit Corp.*	20,422
675	Whiting Petroleum Corp.*	42,019
		1,831,788
	Financials - 23.8%

411	Alexandria Real Estate Equities, Inc. (REIT)	23,168
74	Alleghany Corp.*	19,755
658	Allied World Assurance Co. Holdings Ltd.	31,446
1,943	AMB Property Corp. (REIT)	45,758
1,143	American Financial Group, Inc./OH	27,729
998	American International Group, Inc.*	28,343
212	American National Insurance Co.	23,006
832	AmeriCredit Corp.*	15,350
3,121	Ameriprise Financial, Inc.	118,973
7,232	Annaly Capital Management, Inc. (REIT)	133,141
3,678	AON Corp.	142,449
1,556	Apartment Investment & Management Co., Class A (REIT)	21,022
695	Arch Capital Group Ltd.*	48,539
97	Arthur J. Gallagher & Co.	2,173
1,102	Aspen Insurance Holdings Ltd.	28,553
1,699	Associated Banc-Corp	19,267
1,564	Assurant, Inc.	47,811
1,062	AvalonBay Communities, Inc. (REIT)	76,719
1,357	Axis Capital Holdings Ltd.	37,982
1,107	BancorpSouth, Inc.	25,682
635	Bank of Hawaii Corp.	29,019
178	BOK Financial Corp.	8,273
1,841	Boston Properties, Inc. (REIT)	123,310
1,708	Brandywine Realty Trust (REIT)	16,773
681	BRE Properties, Inc. (REIT)	21,336
411	Brown & Brown, Inc.	7,336
886	Camden Property Trust (REIT)	34,332
2,723	CapitalSource, Inc.	9,993
8,906	Chimera Investment Corp. (REIT)	35,891
1,922	Cincinnati Financial Corp.	49,049
572	City National Corp./CA	22,571
192	CNA Financial Corp.*	4,368
2,008	Comerica, Inc.	57,168
551	Commerce Bancshares, Inc./MO	22,132
762	Corporate Office Properties Trust (REIT)	26,053
687	Cullen/Frost Bankers, Inc.	32,990
7,117	Discover Financial Services	110,029
1,612	Douglas Emmett, Inc. (REIT)	22,117
2,974	Duke Realty Corp. (REIT)	33,339
435	Endurance Specialty Holdings Ltd.	16,265
3,638	Equity Residential (REIT)	117,180
118	Erie Indemnity Co., Class A	4,362
365	Essex Property Trust, Inc. (REIT)	29,109
818	Everest Re Group Ltd.	69,620
683	Federal Realty Investment Trust (REIT)	43,931
79	Federated Investors, Inc., Class B	2,037
2,661	Fidelity National Financial, Inc., Class A	36,961
10,567	Fifth Third Bancorp	106,515
1,239	First American Corp.	39,301
80	First Citizens BancShares, Inc./NC, Class A	12,596
2,901	First Horizon National Corp.*	39,309
2,500	First Niagara Financial Group, Inc.	32,975
1,457	Forest City Enterprises, Inc., Class A*	15,634
2,333	Fulton Financial Corp.	20,110
3,726	Genworth Financial, Inc., Class A*	40,129
628	Hanover Insurance Group, Inc. (The)	26,144
4,324	Hartford Financial Services Group, Inc.	105,765
1,491	HCC Insurance Holdings, Inc.	38,960
2,383	HCP, Inc. (REIT)	74,588
792	Health Care REIT, Inc. (REIT)	35,284
1,623	Hospitality Properties Trust (REIT)	31,502
8,001	Host Hotels & Resorts, Inc. (REIT)	84,171
2,972	HRPT Properties Trust (REIT)	18,248
2,766	Hudson City Bancorp, Inc.	36,760
9,490	Huntington Bancshares, Inc./OH	36,252
539	Interactive Brokers Group, Inc., Class A*	9,125
5,080	Invesco Ltd.	113,030
529	Investment Technology Group, Inc.*	9,654
317	Janus Capital Group, Inc.	4,150
374	Jefferies Group, Inc.*	8,770
555	Jones Lang LaSalle, Inc.	28,233
11,672	KeyCorp	68,398

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,000	Kimco Realty Corp. (REIT)	$61,600
2,127	Legg Mason, Inc.	60,173
1,582	Leucadia National Corp.*	34,045
1,483	Liberty Property Trust (REIT)	43,956
2,773	Lincoln National Corp.	63,529
1,012	M&T Bank Corp.	66,367
1,259	Macerich Co. (The) (REIT)	37,468
1,039	Mack-Cali Realty Corp. (REIT)	31,887
130	Markel Corp.*	44,070
6,422	Marsh & McLennan Cos., Inc.	144,816
6,971	Marshall & Ilsley Corp.	40,083
1,751	MBIA, Inc.*	6,058
354	Mercury General Corp.	13,077
1,000	NASDAQ OMX Group, Inc. (The)*	18,680
339	Nationwide Health Properties, Inc. (REIT)	11,529
4,586	New York Community Bancorp, Inc.	53,610
2,567	NYSE Euronext	64,894
3,196	Old Republic International Corp.	34,005
308	OneBeacon Insurance Group Ltd., Class A	4,312
752	PartnerRe Ltd.	57,934
4,588	People’s United Financial, Inc.	74,739
1,391	Plum Creek Timber Co., Inc. (REIT)	47,976
8,497	Popular, Inc.	20,138
8,125	Progressive Corp. (The)*	136,256
5,881	ProLogis (REIT)	76,923
1,137	Protective Life Corp.	18,806
1,301	Raymond James Financial, Inc.	31,601
574	Rayonier, Inc. (REIT)	22,811
1,386	Realty Income Corp. (REIT)	35,052
1,063	Regency Centers Corp. (REIT)	35,579
15,346	Regions Financial Corp.	89,928
891	Reinsurance Group of America, Inc.	41,431
828	RenaissanceRe Holdings Ltd.	44,116
1,687	Senior Housing Properties Trust (REIT)	35,039
1,021	SL Green Realty Corp. (REIT)	45,353
4,863	SLM Corp.*	53,347
651	StanCorp Financial Group, Inc.	24,159
48	Student Loan Corp. (The)	2,385
6,627	SunTrust Banks, Inc.	156,596
5,036	Synovus Financial Corp.	9,820
706	Taubman Centers, Inc. (REIT)	24,258
1,702	TCF Financial Corp.	22,364
974	TFS Financial Corp.	10,889
1,099	Torchmark Corp.	47,785
362	Transatlantic Holdings, Inc.	19,562
1,999	UDR, Inc. (REIT)	29,925
559	Unitrin, Inc.	12,471
4,401	Unum Group	83,795
1,072	Validus Holdings Ltd.	28,408
1,884	Valley National Bancorp	24,906
2,079	Ventas, Inc. (REIT)	89,251
2,036	Vornado Realty Trust (REIT)	133,277
1,200	W. R. Berkley Corp.	29,652
1,491	Washington Federal, Inc.	28,404
1,387	Weingarten Realty Investors (REIT)	26,922
18	Wesco Financial Corp.	6,138
104	White Mountains Insurance Group Ltd.	33,886
1,288	Whitney Holding Corp./LA	10,368
921	Wilmington Trust Corp.	11,301
4,545	XL Capital Ltd., Class A	83,219
1,812	Zions Bancorp.	23,828
		5,612,770
	Health Care - 3.7%

498	AmerisourceBergen Corp.	12,296
585	Brookdale Senior Living, Inc.*	9,114
294	Charles River Laboratories International, Inc.*	9,452
3,389	CIGNA Corp.	108,719
612	Community Health Systems, Inc.*	18,672
600	Cooper Cos., Inc. (The)	20,094
1,416	Coventry Health Care, Inc.*	31,931
92	Emdeon, Inc., Class A*	1,388
1,557	Endo Pharmaceuticals Holdings, Inc.*	34,301
4,007	Forest Laboratories, Inc.*	122,855
1,380	Health Net, Inc.*	29,283
499	Hill-Rom Holdings, Inc.	11,068
3,074	Hologic, Inc.*	44,481
1,427	Humana, Inc.*	59,235
1,867	IMS Health, Inc.	39,879
581	Inverness Medical Innovations, Inc.*	24,431
528	Kinetic Concepts, Inc.*	17,799
3,295	King Pharmaceuticals, Inc.*	38,980
265	Life Technologies Corp.*	13,192
722	LifePoint Hospitals, Inc.*	20,960
175	Lincare Holdings, Inc.*	6,216
412	Mednax, Inc.*	23,158
1,155	Mylan, Inc.*	20,640
910	Omnicare, Inc.	21,094
1,213	PerkinElmer, Inc.	22,889
304	Teleflex, Inc.	15,835
2,047	Tenet Healthcare Corp.*	9,314
564	Universal Health Services, Inc., Class B	31,522
1,401	Watson Pharmaceuticals, Inc.*	51,963
		870,761
	Industrials - 9.2%

1,228	AGCO Corp.*	37,221
545	Alexander & Baldwin, Inc.	16,650
152	Armstrong World Industries, Inc.*	6,297
1,218	Avery Dennison Corp.	45,748
644	BE Aerospace, Inc.*	12,410
774	Bucyrus International, Inc.	40,086
593	Carlisle Cos., Inc.	19,041
1,431	Cintas Corp.	40,197
436	Con-way, Inc.	13,211
1,356	Corrections Corp. of America*	33,886
1,714	Covanta Holding Corp.*	29,258
318	Crane Co.	8,888
1,797	Cummins, Inc.	80,685
722	Dover Corp.	29,515
2,200	Eaton Corp.	140,580
366	Equifax, Inc.	10,486
690	Gardner Denver, Inc.	25,827
357	GATX Corp.	10,307
690	General Cable Corp.*	20,258
433	Graco, Inc.	12,198
288	Harsco Corp.	8,937
2,483	Hertz Global Holdings, Inc.*	24,333
662	Hubbell, Inc., Class B	30,061
440	IDEX Corp.	13,037
2,179	ITT Corp.	112,698
167	Joy Global, Inc.	8,941
663	Kansas City Southern*	18,982
2,132	KBR, Inc.	39,719
1,080	Kennametal, Inc.	24,300
567	Kirby Corp.*	18,909
1,549	L-3 Communications Holdings, Inc.	121,395

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
565	Lincoln Electric Holdings, Inc.	$29,030
1,732	Manitowoc Co., Inc. (The)	17,008
1,041	Manpower, Inc.	51,280
2,525	Masco Corp.	34,290
695	Monster Worldwide, Inc.*	10,154
1,188	Oshkosh Corp.	47,199
637	Owens Corning*	15,052
2,133	Parker Hannifin Corp.	115,097
943	Pentair, Inc.	28,384
2,742	Pitney Bowes, Inc.	63,176
2,627	Quanta Services, Inc.*	49,256
2,023	R.R. Donnelley & Sons Co.	41,633
2,922	Republic Services, Inc.	82,400
1,696	Rockwell Automation, Inc.	73,759
171	Roper Industries, Inc.	8,899
743	Ryder System, Inc.	30,121
208	Shaw Group, Inc. (The)*	5,934
556	Snap-On, Inc.	20,099
6,772	Southwest Airlines Co.	62,302
946	Spirit Aerosystems Holdings, Inc., Class A*	17,246
651	SPX Corp.	34,692
1,051	Stanley Works (The)	51,047
1,400	Terex Corp.*	26,362
3,590	Textron, Inc.	71,980
479	Thomas & Betts Corp.*	17,484
1,286	Timken Co.	31,726
1,044	Trinity Industries, Inc.	19,700
967	URS Corp.*	40,179
546	USG Corp.*	7,551
102	UTi Worldwide, Inc.	1,333
283	Waste Connections, Inc.*	9,183
266	WESCO International, Inc.*	6,943
		2,174,560
	Information Technology - 5.7%

3,510	Advanced Micro Devices, Inc.*	24,605
477	Affiliated Computer Services, Inc., Class A*	26,330
2,206	Amdocs Ltd.*	58,305
929	Arrow Electronics, Inc.*	24,414
5,990	Atmel Corp.*	23,780
979	Autodesk, Inc.*	22,958
1,335	Avnet, Inc.*	36,379
507	AVX Corp.	6,114
706	Broadridge Financial Solutions, Inc.	15,518
3,606	Brocade Communications Systems, Inc.*	25,567
1,190	CA, Inc.	26,299
1,073	Ciena Corp.*	13,037
1,244	CommScope, Inc.*	31,262
2,013	Computer Sciences Corp.*	111,339
3,215	Compuware Corp.*	22,312
1,132	Convergys Corp.*	12,656
187	Cypress Semiconductor Corp.*	1,790
109	Diebold, Inc.	2,740
61	DST Systems, Inc.*	2,591
504	EchoStar Corp., Class A*	9,793
1,645	Fairchild Semiconductor International, Inc.*	13,325
1,671	Fidelity National Information Services, Inc.	37,765
382	Harris Corp.	16,770
714	IAC/InterActiveCorp.*	13,887
2,151	Ingram Micro, Inc., Class A*	36,545
1,728	Integrated Device Technology, Inc.*	9,780
530	International Rectifier Corp.*	9,922
817	Intersil Corp., Class A	10,556
37	Itron, Inc.*	2,249
1,252	Jabil Circuit, Inc.	16,664
1,342	JDS Uniphase Corp.*	9,917
2,257	KLA-Tencor Corp.	70,509
1,037	Lexmark International, Inc., Class A*	26,101
8,621	LSI Corp.*	45,605
684	Marvell Technology Group Ltd.*	10,547
652	Maxim Integrated Products, Inc.	11,475
214	Microchip Technology, Inc.	5,618
9,270	Micron Technology, Inc.*	69,710
1,599	Molex, Inc.	29,725
2,494	Novell, Inc.*	9,752
513	Novellus Systems, Inc.*	10,614
263	Nuance Communications, Inc.*	3,995
2,959	PMC-Sierra, Inc.*	23,465
414	Rovi Corp.*	12,341
718	SAIC, Inc.*	12,795
1,561	SanDisk Corp.*	30,783
646	Seagate Technology	9,774
9,939	Sun Microsystems, Inc.*	84,581
714	Synopsys, Inc.*	16,044
667	Tech Data Corp.*	28,087
5,258	Tellabs, Inc.*	29,497
424	Teradata Corp.*	12,423
600	Total System Services, Inc.	10,368
1,951	Vishay Intertechnology, Inc.*	14,145
293	Western Digital Corp.*	10,794
11,490	Xerox Corp.	88,473
72	Zebra Technologies Corp., Class A*	1,916
		1,354,306
	Materials - 6.6%

1,081	Airgas, Inc.	49,996
1,452	AK Steel Holding Corp.	29,040
1,145	Albemarle Corp.	38,644
1,302	Allegheny Technologies, Inc.	44,307
900	Aptargroup, Inc.	32,508
911	Ashland, Inc.	32,732
437	Ball Corp.	21,592
1,435	Bemis Co., Inc.	42,045
869	Cabot Corp.	19,926
585	Carpenter Technology Corp.	13,560
110	CF Industries Holdings, Inc.	9,390
1,573	Cliffs Natural Resources, Inc.	69,306
1,495	Commercial Metals Co.	23,771
201	Compass Minerals International, Inc.	13,083
627	Cytec Industries, Inc.	21,305
965	Eastman Chemical Co.	58,016
144	FMC Corp.	8,063
441	Greif, Inc., Class A	24,634
2,155	Huntsman Corp.	20,516
59	International Flavors & Fragrances, Inc.	2,402
5,742	International Paper Co.	146,134
38	Intrepid Potash, Inc.*	1,157
114	Lubrizol Corp.	8,267
364	Martin Marietta Materials, Inc.	31,046
2,273	MeadWestvaco Corp.	62,212
414	Owens-Illinois, Inc.*	12,946
1,227	Packaging Corp. of America	24,442
317	Pactiv Corp.*	7,719
2,186	PPG Industries, Inc.	129,914
836	Reliance Steel & Aluminum Co.	34,176
342	Royal Gold, Inc.	18,406
807	RPM International, Inc.	15,817
60	Schnitzer Steel Industries, Inc., Class A	2,677

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,107	Sealed Air Corp.	$46,965
1,326	Sonoco Products Co.	37,367
2,859	Steel Dynamics, Inc.	48,374
1,415	Temple-Inland, Inc.	25,456
419	Terra Industries, Inc.	16,165
1,131	Titanium Metals Corp.	11,050
1,904	United States Steel Corp.	85,033
55	Valhi, Inc.	569
1,332	Valspar Corp.	34,925
1,661	Vulcan Materials Co.	80,525
2,808	Weyerhaeuser Co.	109,344
		1,565,522
	Telecommunication Services - 2.1%

3,942	CenturyTel, Inc.	140,296
856	Clearwire Corp., Class A*	4,845
2,477	Crown Castle International Corp.*	90,881
2,345	Frontier Communications Corp.	18,526
182	Leap Wireless International, Inc.*	2,626
21,622	Level 3 Communications, Inc.*	27,027
2,086	NII Holdings, Inc.*	62,163
19,564	Qwest Communications International, Inc.	71,409
1,205	Telephone & Data Systems, Inc.	36,740
207	United States Cellular Corp.*	7,713
3,110	Windstream Corp.	30,851
		493,077
	Utilities - 9.9%

1,718	AES Corp. (The)*	21,887
1,025	AGL Resources, Inc.	35,414
876	Allegheny Energy, Inc.	19,254
1,470	Alliant Energy Corp.	40,396
3,140	Ameren Corp.	81,609
729	American Water Works Co., Inc.	16,213
1,802	Aqua America, Inc.	29,409
1,222	Atmos Energy Corp.	33,471
2,042	Calpine Corp.*	22,707
829	Centerpoint Energy, Inc.	11,001
3,014	CMS Energy Corp.	42,919
3,646	Consolidated Edison, Inc.	156,450
378	Constellation Energy Group, Inc.	12,028
1,345	DPL, Inc.	36,127
2,177	DTE Energy Co.	87,319
6,618	Dynegy, Inc., Class A*	11,979
4,329	Edison International	147,402
953	Energen Corp.	41,455
1,794	Great Plains Energy, Inc.	31,933
1,216	Hawaiian Electric Industries, Inc.	24,150
792	Integrys Energy Group, Inc.	30,524
2,444	MDU Resources Group, Inc.	55,234
1,916	Mirant Corp.*	27,284
940	National Fuel Gas Co.	44,020
3,648	NiSource, Inc.	51,984
2,327	Northeast Utilities	56,104
3,524	NRG Energy, Inc.*	84,364
1,419	NSTAR	47,011
1,784	NV Energy, Inc.	20,766
1,276	OGE Energy Corp.	44,150
1,399	Oneok, Inc.	55,988
2,923	Pepco Holdings, Inc.	47,645
1,343	Pinnacle West Capital Corp.	47,126
3,707	Progress Energy, Inc.	144,907
2,313	Questar Corp.	91,757
4,656	RRI Energy, Inc.*	22,907
1,619	SCANA Corp.	56,989
3,246	Sempra Energy	172,492
2,828	TECO Energy, Inc.	41,713
1,438	UGI Corp.	33,764
1,077	Vectren Corp.	25,299
1,444	Westar Energy, Inc.	29,732
1,553	Wisconsin Energy Corp.	70,040
6,054	Xcel Energy, Inc.	123,017
		2,327,940
	Total Common Stocks (Cost $15,639,467)	19,966,800

Principal Amount
	Repurchase Agreements (a) - 7.5%
$49,015	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,015(b)	49,015
98,030	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $98,030(c)	98,030
294,091	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $294,094 (d)	294,091
58,940	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $58,940 (e)	58,940
102,932	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $102,932 (f)	102,932
196,061	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $196,065 (g)	196,061
49,015	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,015 (h)	49,015
294,091	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $294,092 (i)	294,091
245,076	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $245,077(j)	245,076
147,046	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $147,047(k)	147,046
226,273	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $226,274(l)	226,273
	Total Repurchase Agreements (Cost $1,760,570)	1,760,570
	Total Investment Securities (Cost $17,400,037) — 92.1%	21,727,370
	Other assets less liabilities — 7.9%	1,873,770
	Net Assets — 100.0%	$23,601,140

*	Non-income producing security.

See accompanying notes to the financial statements.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $7,076,833.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $49,995. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $99,991. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $299,974. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $60,119. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $104,991. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $199,983. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $49,995. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $299,973. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $249,978. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $149,987. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $230,799. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,030,543
Aggregate gross unrealized depreciation	(259,135)
Net unrealized appreciation	$771,408
Federal income tax cost of investments	$20,955,962

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$3,155,528	$1,208,803

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	7,417,440	(227,750)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,606,880	1,697,458

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	11,025,711	(284,990)

		$2,393,521

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$19,966,800	$—	$19,966,800
Repurchase Agreements	—	1,760,570	1,760,570
Total Investment Securities	19,966,800	1,760,570	21,727,370
Other Financial Instruments*:
Swap Agreements	—	2,393,521	2,393,521
Total Other Financial Instruments	—	2,393,521	2,393,521
Total Investments	$19,966,800	$4,154,091	$24,120,891

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 85.9%
	Consumer Discretionary - 15.4%

616	Aaron’s, Inc.	$15,443
564	Abercrombie & Fitch Co., Class A	22,521
1,230	Advance Auto Parts, Inc.	48,339
871	Aeropostale, Inc.*	27,437
2,204	American Eagle Outfitters, Inc.	33,898
1,714	Apollo Group, Inc., Class A*	97,818
92	AutoNation, Inc.*	1,624
386	AutoZone, Inc.*	57,078
101	Barnes & Noble, Inc.	2,357
3,369	Bed Bath & Beyond, Inc.*	125,866
118	Big Lots, Inc.*	2,721
1,397	BorgWarner, Inc.	42,203
1,319	Brinker International, Inc.	18,202
592	Brink’s Home Security Holdings, Inc.*	19,370
1,373	Burger King Holdings, Inc.	23,341
825	Career Education Corp.*	21,475
2,022	CarMax, Inc.*	40,197
2,148	Chico’s FAS, Inc.*	30,222
412	Chipotle Mexican Grill, Inc., Class A*	34,381
103	Choice Hotels International, Inc.	3,229
4,102	Coach, Inc.	142,545
438	CTC Media, Inc.*	6,110
1,772	Darden Restaurants, Inc.	55,694
803	DeVry, Inc.	43,619
1,109	Dick’s Sporting Goods, Inc.*	23,023
3,379	Discovery Communications, Inc., Class C*	94,747
1,161	Dollar Tree, Inc.*	56,854
2,158	Expedia, Inc.*	54,986
1,812	Family Dollar Stores, Inc.	55,284
82	Federal Mogul Corp.*	1,107
889	Foot Locker, Inc.	8,437
1,869	GameStop Corp., Class A*	45,622
1,190	Garmin Ltd.	35,557
1,779	Gentex Corp.	29,567
3,123	Goodyear Tire & Rubber Co. (The)*	42,816
754	Guess?, Inc.	27,936
4,388	H&R Block, Inc.	89,076
1,223	Hanesbrands, Inc.*	29,364
421	Harman International Industries, Inc.	15,834
964	Hasbro, Inc.	28,583
307	Hillenbrand, Inc.	5,618
218	Interactive Data Corp.	5,568
3,184	International Game Technology	60,146
495	ITT Educational Services, Inc.*	45,035
534	John Wiley & Sons, Inc., Class A	19,998
74	KB Home	1,003
2,926	Las Vegas Sands Corp.*	44,826
1,259	Leggett & Platt, Inc.	24,500
2,305	Limited Brands, Inc.	38,240
1,811	LKQ Corp.*	31,566
1,823	Marriott International, Inc., Class A	46,888
631	Marvel Entertainment, Inc.*	32,844
3,594	Mattel, Inc.	69,939
4,063	McGraw-Hill Cos., Inc. (The)	121,727
184	MDC Holdings, Inc.	5,463
1,171	MGM Mirage*	12,377
252	Morningstar, Inc.*	11,683
516	NetFlix, Inc.*	30,253
94	New York Times Co. (The), Class A*	793
581	Newell Rubbermaid, Inc.	8,430
2,131	Nordstrom, Inc.	71,282
13	NVR, Inc.*	8,751
646	Office Depot, Inc.*	3,966
1,752	O’Reilly Automotive, Inc.*	67,943
355	Panera Bread Co., Class A*	22,351
177	Penske Auto Group, Inc.*	2,616
1,628	PetSmart, Inc.	41,905
431	Phillips-Van Heusen Corp.	17,240
670	Polo Ralph Lauren Corp.	51,489
538	priceline.com, Inc.*	115,197
464	Pulte Homes, Inc.	4,241
212	RadioShack Corp.	3,998
535	Regal Entertainment Group, Class A	7,330
1,637	Ross Stores, Inc.	71,995
523	Royal Caribbean Cruises Ltd.*	12,850
825	Scientific Games Corp., Class A*	11,674
675	Scripps Networks Interactive, Inc., Class A	26,696
1,096	Sherwin-Williams Co. (The)	66,681
393	Starwood Hotels & Resorts Worldwide, Inc.	12,584
181	Strayer Education, Inc.	35,747
239	Thor Industries, Inc.	6,800
1,466	Tiffany & Co.	62,569
5,338	TJX Cos., Inc.	204,872
185	TRW Automotive Holdings Corp.*	4,026
1,658	Urban Outfitters, Inc.*	52,459
257	VF Corp.	18,689
732	WABCO Holdings, Inc.	17,297
50	Warner Music Group Corp.*	250
41	Weight Watchers International, Inc.	1,135
1,895	Wendy’s/Arby’s Group, Inc., Class A	7,770
491	Williams-Sonoma, Inc.	9,977
677	WMS Industries, Inc.*	26,322
1,016	Wyndham Worldwide Corp.	18,867
		3,258,949
	Consumer Staples - 6.4%

936	Alberto-Culver Co.	26,349
5,514	Avon Products, Inc.	188,855
123	BJ’s Wholesale Club, Inc.*	4,269
967	Brown-Forman Corp., Class B	49,481
1,726	Campbell Soup Co.	60,358
907	Church & Dwight Co., Inc.	53,549
1,594	Clorox Co.	96,070
3,391	Coca-Cola Enterprises, Inc.	66,633
2,324	Dean Foods Co.*	36,952
750	Energizer Holdings, Inc.*	42,255
1,433	Estee Lauder Cos., Inc. (The), Class A	67,108
826	Flowers Foods, Inc.	18,907
446	Green Mountain Coffee Roasters, Inc.*	28,089
3,292	H. J. Heinz Co.	139,746
889	Hansen Natural Corp.*	31,088
795	Herbalife Ltd.	33,342
1,159	Hershey Co. (The)	40,994
88	Hormel Foods Corp.	3,302
1,918	Lorillard, Inc.	149,431
1,683	McCormick & Co., Inc. (Non-Voting)	60,050
223	Mead Johnson Nutrition Co., Class A	9,783
95	Molson Coors Brewing Co., Class B	4,295
478	NBTY, Inc.*	19,187
1,454	Pepsi Bottling Group, Inc.	55,179
2,228	Sara Lee Corp.	27,048
136	Smithfield Foods, Inc.*	2,105
1,185	Whole Foods Market, Inc.*	30,395
		1,344,820
	Energy - 4.7%

1,547	Alpha Natural Resources, Inc.*	57,239
617	Atwood Oceanics, Inc.*	23,249
2,802	Cameron International Corp.*	105,916

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
316	CNX Gas Corp.*	$8,620
48	Comstock Resources, Inc.*	1,782
2,333	CONSOL Energy, Inc.	107,131
189	Continental Resources, Inc.*	7,116
891	Diamond Offshore Drilling, Inc.	88,690
1,065	Dresser-Rand Group, Inc.*	29,905
2,517	El Paso Corp.	24,063
519	ENSCO International, Inc.	22,836
1,586	EXCO Resources, Inc.	26,835
373	Exterran Holdings, Inc.*	7,814
1,597	FMC Technologies, Inc.*	86,989
530	Forest Oil Corp.*	9,710
1,064	Frontier Oil Corp.	12,268
425	Helmerich & Payne, Inc.	15,959
550	Holly Corp.	13,997
1,174	Mariner Energy, Inc.*	14,687
884	Massey Energy Co.	33,291
707	Oceaneering International, Inc.*	38,623
287	Patterson-UTI Energy, Inc.	4,417
3,886	Petrohawk Energy Corp.*	86,813
973	Plains Exploration & Production Co.*	26,475
1,047	Pride International, Inc.*	33,117
1,515	Quicksilver Resources, Inc.*	20,165
297	Range Resources Corp.	13,998
257	Rowan Cos., Inc.*	6,345
70	Seahawk Drilling, Inc.*	1,507
1,685	Smith International, Inc.	45,798
199	St. Mary Land & Exploration Co.	6,444
239	Teekay Corp.	5,736
727	Tesoro Corp.	9,291
		996,826
	Financials - 7.6%

533	Affiliated Managers Group, Inc.*	34,757
109	Alexandria Real Estate Equities, Inc. (REIT)	6,144
593	American International Group, Inc.*	16,841
353	AmeriCredit Corp.*	6,513
260	Ameriprise Financial, Inc.	9,911
1,201	Arthur J. Gallagher & Co.	26,902
521	Axis Capital Holdings Ltd.	14,583
88	BOK Financial Corp.	4,090
1,107	Brown & Brown, Inc.	19,760
515	CapitalSource, Inc.	1,890
258	Capitol Federal Financial	7,528
3,050	CB Richard Ellis Group, Inc., Class A*	34,861
160	CNA Financial Corp.*	3,640
279	Commerce Bancshares, Inc./MO	11,214
984	Digital Realty Trust, Inc. (REIT)	47,881
1,505	Eaton Vance Corp.	45,361
216	Endurance Specialty Holdings Ltd.	8,076
266	Erie Indemnity Co., Class A	9,834
99	Federal Realty Investment Trust (REIT)	6,368
1,064	Federated Investors, Inc., Class B	27,430
445	Fidelity National Financial, Inc., Class A	6,181
2,688	Genworth Financial, Inc., Class A*	28,950
2,456	GLG Partners, Inc.*	7,245
264	Greenhill & Co., Inc.	21,556
50	Hanover Insurance Group, Inc. (The)	2,081
1,469	HCP, Inc. (REIT)	45,980
779	Health Care REIT, Inc. (REIT)	34,704
3,354	Hudson City Bancorp, Inc.	44,575
940	IntercontinentalExchange, Inc.*	100,383
429	Invesco Ltd.	9,545
46	Investment Technology Group, Inc.*	839
2,044	Janus Capital Group, Inc.	26,756
1,134	Jefferies Group, Inc.*	26,592
989	Lazard Ltd., Class A	38,334
881	Leucadia National Corp.*	18,959
1,206	Lincoln National Corp.	27,629
506	Marsh & McLennan Cos., Inc.	11,410
2,424	Moody’s Corp.	56,310
1,293	MSCI, Inc., Class A*	39,398
777	NASDAQ OMX Group, Inc. (The)*	14,514
1,000	Nationwide Health Properties, Inc. (REIT)	34,010
863	NYSE Euronext	21,817
751	Plum Creek Timber Co., Inc. (REIT)	25,902
4,013	Principal Financial Group, Inc.	101,890
897	Progressive Corp. (The)*	15,043
1,737	Public Storage (REIT)	138,230
462	Rayonier, Inc. (REIT)	18,360
73	Reinsurance Group of America, Inc.	3,395
1,564	SEI Investments Co.	27,386
1,311	SLM Corp.*	14,382
1,194	St. Joe Co. (The)*	29,731
5	Student Loan Corp. (The)	248
3,300	T. Rowe Price Group, Inc.	161,469
3,376	TD Ameritrade Holding Corp.*	66,305
124	TFS Financial Corp.	1,386
175	Validus Holdings Ltd.	4,638
569	W. R. Berkley Corp.	14,060
1,112	Waddell & Reed Financial, Inc., Class A	32,393
		1,616,170
	Health Care - 11.7%

91	Abraxis Bioscience, Inc.*	3,046
1,136	Alexion Pharmaceuticals, Inc.*	51,518
807	Allscripts-Misys Healthcare Solutions, Inc.*	15,494
3,417	AmerisourceBergen Corp.	84,366
1,820	Amylin Pharmaceuticals, Inc.*	25,953
886	Beckman Coulter, Inc.	57,555
1,291	BioMarin Pharmaceutical, Inc.*	21,314
248	Bio-Rad Laboratories, Inc., Class A*	23,979
1,283	C.R. Bard, Inc.	105,475
954	Cephalon, Inc.*	52,422
866	Cerner Corp.*	65,201
568	Charles River Laboratories International, Inc.*	18,261
229	CIGNA Corp.	7,346
600	Community Health Systems, Inc.*	18,306
826	Covance, Inc.*	43,869
541	Coventry Health Care, Inc.*	12,200
1,335	DaVita, Inc.*	79,085
1,491	Dendreon Corp.*	40,764
1,919	DENTSPLY International, Inc.	63,941
723	Edwards Lifesciences Corp.*	59,488
267	Emdeon, Inc., Class A*	4,029
673	Gen-Probe, Inc.*	28,057
3,185	Health Management Associates, Inc., Class A*	19,524
1,165	Henry Schein, Inc.*	57,854
323	Hill-Rom Holdings, Inc.	7,164
325	Hologic, Inc.*	4,703
2,073	Hospira, Inc.*	97,327
805	Humana, Inc.*	33,416
762	IDEXX Laboratories, Inc.*	38,138
1,589	Illumina, Inc.*	45,954
533	IMS Health, Inc.	11,385
489	Intuitive Surgical, Inc.*	137,184

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
479	Inverness Medical Innovations, Inc.*	$20,142
281	Kinetic Concepts, Inc.*	9,473
1,399	Laboratory Corp. of America Holdings*	102,071
1,999	Life Technologies Corp.*	99,510
719	Lincare Holdings, Inc.*	25,539
191	Mednax, Inc.*	10,736
435	Mettler-Toledo International, Inc.*	43,274
716	Millipore Corp.*	48,760
2,817	Mylan, Inc.*	50,340
1,234	Myriad Genetics, Inc.*	28,530
646	Omnicare, Inc.	14,974
749	OSI Pharmaceuticals, Inc.*	24,949
1,298	Patterson Cos., Inc.*	33,372
327	PerkinElmer, Inc.	6,170
1,029	Perrigo Co.	41,304
1,357	Pharmaceutical Product Development, Inc.	29,094
2,006	Quest Diagnostics, Inc.	116,228
973	ResMed, Inc.*	48,913
481	Techne Corp.	32,650
218	Teleflex, Inc.	11,356
4,210	Tenet Healthcare Corp.*	19,156
602	United Therapeutics Corp.*	27,445
43	Universal Health Services, Inc., Class B	2,403
879	Valeant Pharmaceuticals International*	28,735
1,619	Varian Medical Systems, Inc.*	75,672
1,095	VCA Antech, Inc.*	24,824
2,237	Vertex Pharmaceuticals, Inc.*	86,840
1,245	Waters Corp.*	73,181
		2,469,959
	Industrials - 12.5%

1,221	Aecom Technology Corp.*	31,013
424	Alliant Techsystems, Inc.*	36,345
1,388	AMETEK, Inc.	50,745
4,294	AMR Corp.*	25,936
116	Armstrong World Industries, Inc.*	4,806
273	Avery Dennison Corp.	10,254
602	BE Aerospace, Inc.*	11,600
587	Brink’s Co. (The)	13,196
218	Bucyrus International, Inc.	11,290
2,189	C.H. Robinson Worldwide, Inc.	122,015
214	Carlisle Cos., Inc.	6,871
308	Cintas Corp.	8,652
1,783	Continental Airlines, Inc., Class B*	25,426
210	Con-way, Inc.	6,363
389	Copa Holdings S.A., Class A	19,384
862	Copart, Inc.*	27,946
170	Corrections Corp. of America*	4,248
328	Crane Co.	9,168
860	Cummins, Inc.	38,614
9,967	Delta Air Lines, Inc.*	81,630
997	Donaldson Co., Inc.	42,372
1,702	Dover Corp.	69,578
687	Dun & Bradstreet Corp.	53,991
1,275	Equifax, Inc.	36,529
2,743	Expeditors International of Washington, Inc.	87,584
1,708	Fastenal Co.	63,333
723	Flowserve Corp.	71,910
2,323	Fluor Corp.	98,681
664	FTI Consulting, Inc.*	30,717
262	GATX Corp.	7,564
1,600	Goodrich Corp.	94,944
353	Graco, Inc.	9,944
757	Harsco Corp.	23,490
85	Hubbell, Inc., Class B	3,860
615	IDEX Corp.	18,222
617	IHS, Inc., Class A*	31,023
2,329	Iron Mountain, Inc.*	55,896
233	ITT Corp.	12,051
1,129	J.B. Hunt Transport Services, Inc.	35,970
1,595	Jacobs Engineering Group, Inc.*	55,809
1,157	Joy Global, Inc.	61,946
538	Kansas City Southern*	15,403
143	Kirby Corp.*	4,769
664	Landstar System, Inc.	24,780
601	Lennox International, Inc.	22,309
2,186	Masco Corp.	29,686
2,952	McDermott International, Inc.*	61,815
953	Monster Worldwide, Inc.*	13,923
552	MSC Industrial Direct Co., Class A	25,337
811	Navistar International Corp.*	26,771
485	Owens Corning*	11,460
1,519	Pall Corp.	48,350
353	Pentair, Inc.	10,625
1,810	Precision Castparts Corp.	187,661
684	R.R. Donnelley & Sons Co.	14,077
1,319	Republic Services, Inc.	37,196
1,974	Robert Half International, Inc.	44,079
183	Rockwell Automation, Inc.	7,959
2,046	Rockwell Collins, Inc.	109,379
1,003	Roper Industries, Inc.	52,196
878	Shaw Group, Inc. (The)*	25,049
204	Snap-On, Inc.	7,375
2,986	Southwest Airlines Co.	27,471
438	Spirit Aerosystems Holdings, Inc., Class A*	7,985
1,097	Stericycle, Inc.*	60,039
1,246	SunPower Corp., Class A*	25,755
216	Thomas & Betts Corp.*	7,884
463	Toro Co.	18,446
513	TransDigm Group, Inc.	22,239
135	URS Corp.*	5,609
1,192	UTi Worldwide, Inc.	15,579
273	Valmont Industries, Inc.	20,923
794	W.W. Grainger, Inc.	77,574
759	Waste Connections, Inc.*	24,629
287	WESCO International, Inc.*	7,491
617	Westinghouse Air Brake Technologies Corp.	23,754
		2,636,493
	Information Technology - 19.8%

3,802	Advanced Micro Devices, Inc.*	26,652
711	Affiliated Computer Services, Inc., Class A*	39,247
4,431	Agilent Technologies, Inc.*	128,145
2,232	Akamai Technologies, Inc.*	53,568
686	Alliance Data Systems Corp.*	41,839
3,790	Altera Corp.	79,704
355	Amdocs Ltd.*	9,383
2,213	Amphenol Corp., Class A	91,176
3,762	Analog Devices, Inc.	112,822
1,132	ANSYS, Inc.*	44,080
641	Arrow Electronics, Inc.*	16,845
1,995	Autodesk, Inc.*	46,783
653	Avnet, Inc.*	17,794
136	AVX Corp.	1,640
2,389	BMC Software, Inc.*	92,526
1,125	Broadridge Financial Solutions, Inc.	24,728

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,904	Brocade Communications Systems, Inc.*	$13,499
3,917	CA, Inc.	86,566
3,403	Cadence Design Systems, Inc.*	20,418
128	Ciena Corp.*	1,555
2,337	Citrix Systems, Inc.*	89,227
3,774	Cognizant Technology Solutions Corp., Class A*	165,792
165	Convergys Corp.*	1,845
1,334	Cree, Inc.*	63,805
1,819	Cypress Semiconductor Corp.*	17,408
750	Diebold, Inc.	18,855
678	Dolby Laboratories, Inc., Class A*	30,320
437	DST Systems, Inc.*	18,564
4,172	Electronic Arts, Inc.*	70,465
491	Equinix, Inc.*	47,229
1,014	F5 Networks, Inc.*	47,688
539	Factset Research Systems, Inc.	38,997
2,629	Fidelity National Information Services, Inc.	59,415
2,010	Fiserv, Inc.*	92,942
1,940	FLIR Systems, Inc.*	55,678
808	Genpact Ltd.*	10,488
1,038	Global Payments, Inc.	53,208
1,339	Harris Corp.	58,782
1,078	Hewitt Associates, Inc., Class A*	43,314
543	IAC/InterActiveCorp.*	10,561
455	Integrated Device Technology, Inc.*	2,575
412	International Rectifier Corp.*	7,713
785	Intersil Corp., Class A	10,142
4,173	Intuit, Inc.*	121,893
475	Itron, Inc.*	28,875
1,208	Jabil Circuit, Inc.	16,078
1,419	JDS Uniphase Corp.*	10,486
1,633	Lam Research Corp.*	55,506
1,235	Lender Processing Services, Inc.	51,598
2,871	Linear Technology Corp.	77,431
5,987	Marvell Technology Group Ltd.*	92,320
3,303	Maxim Integrated Products, Inc.	58,133
2,007	McAfee, Inc.*	76,567
2,887	MEMC Electronic Materials, Inc.*	34,760
2,154	Microchip Technology, Inc.	56,543
1,925	Micron Technology, Inc.*	14,476
1,038	MICROS Systems, Inc.*	29,126
146	Molex, Inc.	2,714
733	National Instruments Corp.	20,913
2,966	National Semiconductor Corp.	43,304
2,048	NCR Corp.*	19,272
4,298	NetApp, Inc.*	132,464
933	NeuStar, Inc., Class A*	21,832
2,025	Novell, Inc.*	7,918
763	Novellus Systems, Inc.*	15,786
2,551	Nuance Communications, Inc.*	38,750
7,055	NVIDIA Corp.*	92,138
5,430	ON Semiconductor Corp.*	42,137
4,157	Paychex, Inc.	130,322
1,535	QLogic Corp.*	27,538
1,350	Rambus, Inc.*	24,057
2,440	Red Hat, Inc.*	65,148
904	Rovi Corp.*	26,948
1,987	SAIC, Inc.*	35,408
1,399	Salesforce.com, Inc.*	87,689
1,413	SanDisk Corp.*	27,864
5,720	Seagate Technology	86,544
577	Silicon Laboratories, Inc.*	24,367
388	Sohu.com, Inc.*	21,635
1,074	Sybase, Inc.*	43,218
1,168	Synopsys, Inc.*	26,245
1,818	Teradata Corp.*	53,267
2,236	Teradyne, Inc.*	19,811
1,507	Total System Services, Inc.	26,041
1,544	Trimble Navigation Ltd.*	34,478
944	Varian Semiconductor Equipment Associates, Inc.*	27,499
2,491	VeriSign, Inc.*	55,898
513	Vishay Intertechnology, Inc.*	3,719
698	WebMD Health Corp.*	25,337
2,594	Western Digital Corp.*	95,563
3,541	Xilinx, Inc.	80,168
698	Zebra Technologies Corp., Class A*	18,574
		4,192,341
	Materials - 4.3%

69	Albemarle Corp.	2,329
72	Ashland, Inc.	2,587
789	Ball Corp.	38,985
1,854	Celanese Corp., Class A	55,175
519	CF Industries Holdings, Inc.	44,302
163	Cliffs Natural Resources, Inc.	7,182
225	Compass Minerals International, Inc.	14,645
2,067	Crown Holdings, Inc.*	52,026
564	Eagle Materials, Inc.	15,205
3,054	Ecolab, Inc.	137,155
799	FMC Corp.	44,736
960	International Flavors & Fragrances, Inc.	39,091
495	Intrepid Potash, Inc.*	15,068
760	Lubrizol Corp.	55,115
221	Martin Marietta Materials, Inc.	18,849
1,785	Nalco Holding Co.	43,661
1,772	Owens-Illinois, Inc.*	55,410
131	Packaging Corp. of America	2,610
1,396	Pactiv Corp.*	33,993
135	Royal Gold, Inc.	7,266
874	RPM International, Inc.	17,130
218	Schnitzer Steel Industries, Inc., Class A	9,727
577	Scotts Miracle-Gro Co. (The), Class A	23,040
1,577	Sigma-Aldrich Corp.	84,117
881	Terra Industries, Inc.	33,989
15	Valhi, Inc.	155
683	Walter Energy, Inc.	46,854
		900,402
	Telecommunication Services - 0.9%

1,349	Crown Castle International Corp.*	49,495
1,755	Frontier Communications Corp.	13,865
584	Leap Wireless International, Inc.*	8,427
3,272	MetroPCS Communications, Inc.*	20,614
113	NII Holdings, Inc.*	3,367
1,504	SBA Communications Corp., Class A*	48,188
1,926	tw telecom, inc.*	28,023
2,617	Windstream Corp.	25,961
		197,940
	Utilities - 2.6%

6,940	AES Corp. (The)*	88,416
1,337	Allegheny Energy, Inc.	29,387
108	American Water Works Co., Inc.	2,402
2,340	Calpine Corp.*	26,021
4,229	Centerpoint Energy, Inc.	56,119
1,987	Constellation Energy Group, Inc.	63,226
190	DPL, Inc.	5,103
1,690	EQT Corp.	69,543
217	Integrys Energy Group, Inc.	8,363

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
643	ITC Holdings Corp.	$28,594
1,293	NV Energy, Inc.	15,051
253	Ormat Technologies, Inc.	10,416
4,857	PPL Corp.	148,236
		550,877
	Total Common Stocks (Cost $14,408,770)	18,164,777

Principal Amount
	Repurchase Agreements (a) - 7.0%
$40,921	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $40,921(b)	40,921
81,843	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $81,843(c)	81,843
245,529	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $245,532(d)	245,529
49,208	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $49,208(e)	49,208
85,935	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $85,935(f)	85,935
163,686	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $163,690(g)	163,686
40,921	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $40,921(h)	40,921
245,529	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $245,530(i)	245,529
204,607	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $204,608(j)	204,607
122,764	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $122,765(k)	122,764
188,908	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $188,909(l)	188,908
	Total Repurchase Agreements (Cost $1,469,851)	1,469,851
	Total Investment Securities (Cost $15,878,621) — 92.9%	19,634,628
	Other assets less liabilities — 7.1%	1,499,109
	Net Assets — 100.0%	$21,133,737

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $5,546,980.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $41,739. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $83,480. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $250,440. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $50,192. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $87,654. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $166,960. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $41,739. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $250,440. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $208,700. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $125,220. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $192,686. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$708,246
Aggregate gross unrealized depreciation	(449,341)
Net unrealized appreciation	$258,905
Federal income tax cost of investments	$19,375,723

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$2,984,752	$1,008,469

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	7,644,850	(299,482)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	6,052,027	1,598,117

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	7,400,373	(265,155)

		$2,041,949

See accompanying notes to the financial statements.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$18,164,777	$—	$18,164,777
Repurchase Agreements	—	1,469,851	1,469,851
Total Investment Securities	18,164,777	1,469,851	19,634,628
Other Financial Instruments*:
Swap Agreements	—	2,041,949	2,041,949
Total Other Financial Instruments	—	2,041,949	2,041,949
Total Investments	$18,164,777	$3,511,800	$21,676,577

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 81.8%
	Consumer Discretionary - 9.3%

693	1-800-Flowers.com, Inc., Class A*	$1,552
179	99 Cents Only Stores*	2,152
728	AFC Enterprises, Inc.*	5,700
1,376	American Axle & Manufacturing Holdings, Inc.	8,600
1,257	American Greetings Corp., Class A	26,020
128	America’s Car-Mart, Inc.*	3,096
1,866	AnnTaylor Stores Corp.*	26,087
2,120	ArvinMeritor, Inc.*	17,193
1,026	Asbury Automotive Group, Inc.*	10,937
447	Ascent Media Corp., Class A*	10,236
547	Audiovox Corp., Class A*	4,031
1,249	Beazer Homes USA, Inc.*	5,371
2,843	Belo Corp., Class A	13,391
219	Benihana, Inc., Class A*	718
455	Bluegreen Corp.*	1,056
175	Blyth, Inc.	5,693
976	Bob Evans Farms, Inc.	24,654
200	Books-A-Million, Inc.	1,414
1,560	Borders Group, Inc.*	2,184
307	Brookfield Homes Corp.*	1,796
1,325	Brown Shoe Co., Inc.	13,595
2,812	Brunswick Corp.	28,232
64	Buckle, Inc. (The)	1,750
538	Build-A-Bear Workshop, Inc.*	2,550
1,271	Cabela’s, Inc.*	15,328
2,053	Callaway Golf Co.	14,720
67	Carmike Cinemas, Inc.*	408
387	Carter’s, Inc.*	8,417
206	Cavco Industries, Inc.*	7,352
3,431	Charming Shoppes, Inc.*	16,537
1,007	Christopher & Banks Corp.	5,750
303	Churchill Downs, Inc.	10,484
97	Cinemark Holdings, Inc.	1,227
354	Coldwater Creek, Inc.*	1,501
1,151	Collective Brands, Inc.*	22,260
363	Columbia Sportswear Co.	13,946
316	Conn’s, Inc.*	1,808
226	Core-Mark Holding Co., Inc.*	6,798
188	Cracker Barrel Old Country Store, Inc.	7,061
1,705	CROCS, Inc.*	8,303
223	Crown Media Holdings, Inc., Class A*	343
239	CSS Industries, Inc.	4,433
4,436	Dana Holding Corp.*	32,294
1,630	Dillard’s, Inc., Class A	27,694
1,063	Domino’s Pizza, Inc.*	8,366
304	Dorman Products, Inc.*	4,496
1,389	Dress Barn, Inc.*	29,822
231	Drew Industries, Inc.*	4,470
365	DSW, Inc., Class A*	8,519
912	E.W. Scripps Co. (The), Class A*	5,746
8,541	Eastman Kodak Co.*	34,591
12	Einstein Noah Restaurant Group, Inc.*	119
784	Ethan Allen Interiors, Inc.	9,102
1,597	Exide Technologies*	11,978
612	Finish Line (The), Class A	5,416
188	Fisher Communications, Inc.*	3,027
893	Fred’s, Inc., Class A	8,725
60	Frisch’s Restaurants, Inc.	1,404
1,322	Furniture Brands International, Inc.*	5,526
271	G-III Apparel Group Ltd.*	4,599
514	Gaiam, Inc., Class A*	3,644
166	Gander Mountain Co.*	828
1,263	Gaylord Entertainment Co.*	22,229
723	Genesco, Inc.*	18,899
448	Global Sources Ltd.*	2,634
791	Great Wolf Resorts, Inc.*	1,922
764	Group 1 Automotive, Inc.*	19,283
193	Gymboree Corp.*	7,705
1,206	Harte-Hanks, Inc.	11,590
565	Haverty Furniture Cos., Inc.	6,752
143	Hawk Corp., Class A*	2,331
950	Helen of Troy Ltd.*	19,523
344	Hooker Furniture Corp.	4,197
560	HOT Topic, Inc.*	3,214
734	Hovnanian Enterprises, Inc., Class A*	2,885
2,270	Iconix Brand Group, Inc.*	25,560
73	Interval Leisure Group, Inc.*	835
915	Jackson Hewitt Tax Service, Inc.	3,788
889	Jakks Pacific, Inc.*	10,721
527	Jo-Ann Stores, Inc.*	17,581
2,718	Jones Apparel Group, Inc.	46,070
1,306	Journal Communications, Inc., Class A	4,558
243	Kenneth Cole Productions, Inc., Class A*	2,260
616	Knology, Inc.*	6,074
365	K-Swiss, Inc., Class A	3,186
386	Lakes Entertainment, Inc.*	988
234	Landry’s Restaurants, Inc.*	4,975
1,638	La-Z-Boy, Inc.*	15,643
855	Leapfrog Enterprises, Inc.*	2,565
1,170	Life Time Fitness, Inc.*	26,442
859	LIN TV Corp., Class A*	3,273
657	Lithia Motors, Inc., Class A*	4,770
2,663	Live Nation, Inc.*	19,067
925	Liz Claiborne, Inc.*	3,857
207	LodgeNet Interactive Corp.*	929
644	Luby’s, Inc.*	2,286
515	M/I Homes, Inc.*	5,644
300	Mac-Gray Corp.*	2,427
585	Marcus Corp.	7,248
317	Marine Products Corp.	1,493
96	Martha Stewart Living Omnimedia, Class A*	442
423	McCormick & Schmick’s Seafood Restaurants, Inc.*	2,618
814	Mediacom Communications Corp., Class A*	3,289
1,573	Men’s Wearhouse, Inc. (The)	32,089
996	Meritage Homes Corp.*	17,759
1,490	Modine Manufacturing Co.*	15,839
75	Monarch Casino & Resort, Inc.*	561
226	Morgans Hotel Group Co.*	832
518	Movado Group, Inc.	5,330
625	Multimedia Games, Inc.*	3,431
1,254	National CineMedia, Inc.	18,321
796	New York & Co., Inc.*	3,009
14	Nobel Learning Communities, Inc.*	109
553	O’Charleys, Inc.*	3,550
674	OfficeMax, Inc.*	7,131
651	Orbitz Worldwide, Inc.*	3,854
2,448	Orient-Express Hotels Ltd., Class A*	20,465
407	Outdoor Channel Holdings, Inc.*	2,389
124	Oxford Industries, Inc.	2,660
2,094	Pacific Sunwear of California*	6,994
129	Papa John’s International, Inc.*	2,853
1,550	PEP Boys-Manny Moe & Jack	12,540
297	Perry Ellis International, Inc.*	4,152
2,881	Pier 1 Imports, Inc.*	10,919
892	Pinnacle Entertainment, Inc.*	9,428
709	Pool Corp.	12,805
487	Primedia, Inc.	1,529

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,081	Quiksilver, Inc.*	$7,142
306	Raser Technologies, Inc.*	355
679	RC2 Corp.*	9,302
444	Reading International, Inc., Class A*	1,705
425	Red Lion Hotels Corp.*	1,917
374	Red Robin Gourmet Burgers, Inc.*	5,838
1,816	Regis Corp.	28,439
2,102	Rent-A-Center, Inc.*	37,184
794	Retail Ventures, Inc.*	6,185
230	Rex Stores Corp.*	3,112
2,071	Ruby Tuesday, Inc.*	13,109
106	Ruth’s Hospitality Group, Inc.*	230
1,370	Ryland Group, Inc.	25,085
4,018	Saks, Inc.*	24,550
2,252	Sally Beauty Holdings, Inc.*	15,719
716	Scholastic Corp.	18,050
1,204	Sealy Corp.*	3,227
284	Shoe Carnival, Inc.*	5,138
564	Shutterfly, Inc.*	8,088
1,364	Sinclair Broadcast Group, Inc., Class A	5,006
1,057	Skechers U.S.A., Inc., Class A*	23,339
215	Skyline Corp.	3,541
730	Sonic Automotive, Inc., Class A	6,460
166	Sonic Corp.*	1,600
176	Sotheby’s	3,339
1,035	Spartan Motors, Inc.	5,361
417	Speedway Motorsports, Inc.	6,659
211	Sport Supply Group, Inc.	2,262
1,208	Stage Stores, Inc.	14,605
233	Standard Motor Products, Inc.*	2,095
3,213	Standard Pacific Corp.*	10,249
328	Stanley Furniture Co., Inc.*	2,437
777	Steak n Shake Co. (The)*	8,920
52	Stein Mart, Inc.*	534
237	Steiner Leisure Ltd.*	9,373
216	Steinway Musical Instruments, Inc.*	3,089
2,558	Stewart Enterprises, Inc., Class A	11,971
479	Stoneridge, Inc.*	3,348
39	Sturm Ruger & Co., Inc.	420
734	Superior Industries International, Inc.	10,511
209	Syms Corp.*	1,505
224	Systemax, Inc.	3,450
285	Talbots, Inc.*	1,884
1,506	Tenneco, Inc.*	21,717
495	Timberland Co. (The), Class A*	8,266
203	Town Sports International Holdings, Inc.*	447
957	Tuesday Morning Corp.*	2,163
277	U.S. Auto Parts Network, Inc.*	1,277
1,420	Unifi, Inc.*	4,331
366	Unifirst Corp.	16,086
109	Universal Electronics, Inc.*	2,345
36	Universal Travel Group*	377
934	Vail Resorts, Inc.*	36,230
275	Valassis Communications, Inc.*	4,078
457	West Marine, Inc.*	3,199
806	Winnebago Industries*	8,745
155	World Wrestling Entertainment, Inc., Class A	2,491
756	Zale Corp.*	3,553
44	Zumiez, Inc.*	481
		1,597,471
	Consumer Staples - 2.4%

12	Alico, Inc.	312
909	Alliance One International, Inc.*	4,336
194	American Italian Pasta Co., Class A*	6,187
1,254	American Oriental Bioengineering, Inc.*	5,029
579	Andersons, Inc. (The)	15,129
664	B&G Foods, Inc., Class A	5,684
629	Casey’s General Stores, Inc.	19,241
1,979	Central Garden and Pet Co., Class A*	16,327
34	Chattem, Inc.*	2,239
1,416	Chiquita Brands International, Inc.*	24,058
117	Diamond Foods, Inc.	3,613
769	Elizabeth Arden, Inc.*	11,343
124	Farmer Bros Co.	2,161
1,307	Fresh Del Monte Produce, Inc.*	28,401
1,072	Great Atlantic & Pacific Tea Co.*	11,921
106	Griffin Land & Nurseries, Inc.	2,940
949	Hain Celestial Group, Inc. (The)*	16,456
2,550	Heckmann Corp.*	11,041
23	HQ Sustainable Maritime Industries, Inc.*	163
388	Imperial Sugar Co.	5,859
408	Ingles Markets, Inc., Class A	6,369
365	Inter Parfums, Inc.	4,303
500	Mannatech, Inc.	1,420
407	Nash Finch Co.	13,354
171	National Beverage Corp.*	1,838
328	Nutraceutical International Corp.*	3,920
165	Oil-Dri Corp of America	2,470
593	Omega Protein Corp.*	2,330
634	Pantry, Inc. (The)*	9,370
1,076	Prestige Brands Holdings, Inc.*	7,500
326	Revlon, Inc., Class A*	5,901
1,125	Ruddick Corp.	29,947
311	Schiff Nutrition International, Inc.	1,810
297	Seneca Foods Corp., Class A*	7,024
454	Smart Balance, Inc.*	2,447
705	Spartan Stores, Inc.	9,750
206	Susser Holdings Corp.*	2,184
1,007	TreeHouse Foods, Inc.*	35,114
735	Universal Corp.	31,539
11	Village Super Market, Inc., Class A	332
159	WD-40 Co.	5,112
284	Weis Markets, Inc.	9,877
1,736	Winn-Dixie Stores, Inc.*	18,714
287	Zapata Corp.*	1,995
		407,060
	Energy - 4.8%

1,878	Allis-Chalmers Energy, Inc.*	6,085
236	Alon USA Energy, Inc.	1,697
254	Approach Resources, Inc.*	1,778
1,112	Atlas Energy, Inc.	28,578
1,004	ATP Oil & Gas Corp.*	16,014
720	Basic Energy Services, Inc.*	4,954
1,364	Berry Petroleum Co., Class A	37,278
1,223	Bill Barrett Corp.*	34,917
187	Bolt Technology Corp.*	2,048
2,488	Boots & Coots, Inc.*	3,558
597	BPZ Resources, Inc.*	4,346
1,198	Brigham Exploration Co.*	12,507
927	Bristow Group, Inc.*	31,815
756	Bronco Drilling Co., Inc.*	3,984
1,096	Cal Dive International, Inc.*	7,957
49	CARBO Ceramics, Inc.	2,907
1,216	Cheniere Energy, Inc.*	2,310
186	Clayton Williams Energy, Inc.*	5,258
1,860	Complete Production Services, Inc.*	19,325
20	Contango Oil & Gas Co.*	888
43	CREDO Petroleum Corp.*	409

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,287	Crosstex Energy, Inc.	$6,255
588	Cubic Energy, Inc.*	676
677	CVR Energy, Inc.*	4,962
247	Dawson Geophysical Co.*	5,345
405	Delek U.S. Holdings, Inc.	2,782
2,658	Delta Petroleum Corp.*	2,419
1,579	DHT Maritime, Inc.	6,348
205	Endeavour International Corp.*	195
38	ENGlobal Corp.*	114
1,554	General Maritime Corp.	10,987
62	Geokinetics, Inc.*	636
231	Georesources, Inc.*	2,486
3,179	Global Industries Ltd.*	18,661
484	GMX Resources, Inc.*	5,653
371	Golar LNG Ltd.	4,663
780	Goodrich Petroleum Corp.*	17,261
6,487	Gran Tierra Energy, Inc.*	37,041
294	Green Plains Renewable Energy, Inc.*	3,413
365	Gulf Island Fabrication, Inc.	8,026
346	Gulfmark Offshore, Inc.*	9,432
46	Gulfport Energy Corp.*	437
1,050	Harvest Natural Resources, Inc.*	6,247
3,264	Hercules Offshore, Inc.*	16,679
729	Hornbeck Offshore Services, Inc.*	16,628
2,890	International Coal Group, Inc.*	12,051
3,129	ION Geophysical Corp.*	17,022
3,936	Key Energy Services, Inc.*	29,992
547	Knightsbridge Tankers Ltd.	7,144
55	Lufkin Industries, Inc.	3,309
584	Matrix Service Co.*	4,999
346	Natural Gas Services Group, Inc.*	6,052
2,823	Newpark Resources, Inc.*	7,566
1,345	Nordic American Tanker Shipping	43,000
7,077	Oilsands Quest, Inc.*	8,563
128	OYO Geospace Corp.*	4,166
3,697	Parker Drilling Co.*	18,485
2,353	Patriot Coal Corp.*	28,824
1,447	Penn Virginia Corp.	26,220
613	Petroleum Development Corp.*	11,016
1,629	Petroquest Energy, Inc.*	9,171
195	PHI, Inc. (Non-Voting)*	3,461
1,073	Pioneer Drilling Co.*	6,502
216	Rex Energy Corp.*	1,955
1,666	Rosetta Resources, Inc.*	26,240
547	Ship Finance International Ltd.	7,133
1,329	Stone Energy Corp.*	25,131
445	Superior Well Services, Inc.*	5,772
1,190	Swift Energy Co.*	25,549
400	T-3 Energy Services, Inc.*	9,984
1,116	Tetra Technologies, Inc.*	11,562
95	TGC Industries, Inc.*	382
45	Toreador Resources Corp.*	371
1,370	Union Drilling, Inc.*	8,193
253	Uranerz Energy Corp.*	349
98	Uranium Energy Corp.*	311
3,580	USEC, Inc.*	13,103
1,736	Vaalco Energy, Inc.*	7,274
2,156	Vantage Drilling Co.*	3,557
390	Venoco, Inc.*	4,348
56	W&T Offshore, Inc.	580
1,028	Warren Resources, Inc.*	2,457
1,300	Western Refining, Inc.*	6,045
254	Westmoreland Coal Co.*	1,715
		825,513
	Financials - 28.0%

477	1st Source Corp.	6,773
695	Abington Bancorp, Inc.	4,747
971	Acadia Realty Trust (REIT)	15,798
149	Advance America Cash Advance Centers, Inc.	933
225	Agree Realty Corp. (REIT)	5,542
27	Alexander’s, Inc. (REIT)*	7,521
131	Alliance Financial Corp./NY	3,697
5,692	Allied Capital Corp.	20,150
9,151	Ambac Financial Group, Inc.*	7,046
1,662	American Campus Communities, Inc. (REIT)	44,791
397	American Capital Agency Corp. (REIT)	10,509
8,914	American Capital Ltd.*	26,207
1,852	American Equity Investment Life Holding Co.*	13,557
196	American National Bankshares, Inc.	3,981
305	American Physicians Capital, Inc.	8,320
204	American Physicians Service Group, Inc.	4,743
83	American Realty Investors, Inc.*	846
246	American Safety Insurance Holdings Ltd.*	3,697
434	Ameris Bancorp	2,869
601	Amerisafe, Inc.*	10,151
116	Ames National Corp.	2,242
625	Amtrust Financial Services, Inc.	7,469
2,508	Anthracite Capital, Inc. (REIT)*	953
3,428	Anworth Mortgage Asset Corp. (REIT)	24,682
5,189	Apollo Investment Corp.	49,918
3,094	Ares Capital Corp.	35,952
982	Argo Group International Holdings Ltd.*	28,645
116	Arrow Financial Corp.	2,932
1,843	Ashford Hospitality Trust, Inc. (REIT)*	7,685
289	Asset Acceptance Capital Corp.*	1,688
413	Associated Estates Realty Corp. (REIT)	4,080
2,921	Assured Guaranty Ltd.	66,248
2,723	Astoria Financial Corp.	28,265
77	Auburn National Bancorp., Inc.	1,495
247	Avatar Holdings, Inc.*	3,779
259	Baldwin & Lyons, Inc., Class B	6,004
207	Bancfirst Corp.	7,773
872	Banco Latinoamericano de Comercio Exterior S.A.	12,173
114	Bancorp Rhode Island, Inc.	2,875
635	Bancorp, Inc. (The)/DE*	3,689
1,494	Bank Mutual Corp.	10,473
98	Bank of Kentucky Financial Corp.	1,957
34	Bank of Marin Bancorp	1,105
385	Bank of the Ozarks, Inc.	10,233
684	BankFinancial Corp.	6,423
536	Banner Corp.	1,495
92	Bar Harbor Bankshares	2,470
1,040	Beneficial Mutual Bancorp, Inc.*	9,672
435	Berkshire Hills Bancorp, Inc.	8,204
782	BGC Partners, Inc., Class A	3,308
3,121	BioMed Realty Trust, Inc. (REIT)	42,726
398	BlackRock Kelso Capital Corp.	3,192
2,157	Boston Private Financial Holdings, Inc.	10,116
33	Bridge Bancorp, Inc.	696
1,424	Brookline Bancorp, Inc.	13,542
51	Brooklyn Federal Bancorp, Inc.	553
183	Bryn Mawr Bank Corp.	2,750

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
574	Calamos Asset Management, Inc., Class A	$6,033
58	California First National Bancorp	697
244	Camden National Corp.	7,481
377	Cape Bancorp, Inc.*	2,669
376	Capital City Bank Group, Inc.	4,614
97	Capital Southwest Corp.	7,592
1,529	CapLease, Inc. (REIT)	6,590
2,021	Capstead Mortgage Corp. (REIT)	28,860
477	Cardinal Financial Corp.	4,040
105	Cardtronics, Inc.*	1,160
391	Care Investment Trust, Inc. (REIT)	3,230
940	Cash America International, Inc.	30,230
991	Cathay General Bancorp	7,740
4,392	CBL & Associates Properties, Inc. (REIT)	40,670
1,237	Cedar Shopping Centers, Inc. (REIT)	7,471
394	Center Bancorp, Inc.	3,365
466	Centerstate Banks, Inc.	3,844
917	Central Pacific Financial Corp.*	743
113	Century Bancorp, Inc./MA, Class A	2,370
675	Chemical Financial Corp.	15,883
70	Cheviot Financial Corp.	491
204	Chicopee Bancorp, Inc.*	2,552
815	China Housing & Land Development, Inc.*	3,562
284	Citizens & Northern Corp.	2,485
98	Citizens Holding Co.	2,080
12,565	Citizens Republic Bancorp, Inc.*	7,036
261	Citizens, Inc./TX*	1,605
463	City Holding Co.	15,103
266	Clifton Savings Bancorp, Inc.	2,362
538	CNA Surety Corp.*	7,236
147	CNB Financial Corp./PA	2,383
935	CoBiz Financial, Inc.	3,974
957	Cogdell Spencer, Inc. (REIT)	4,833
290	Cohen & Steers, Inc.	5,551
2,110	Colonial Properties Trust (REIT)	22,809
896	Columbia Banking System, Inc.	13,144
1,044	Community Bank System, Inc.	19,377
482	Community Trust Bancorp, Inc.	11,298
757	Compass Diversified Holdings	8,433
272	CompuCredit Holdings Corp.*	631
5,882	Conseco, Inc.*	28,175
173	Consolidated-Tomoka Land Co.	6,228
2,327	Cousins Properties, Inc. (REIT)	16,754
408	Cowen Group, Inc., Class A*	2,689
133	Crawford & Co., Class B*	511
17	Credit Acceptance Corp.*	588
2,703	CVB Financial Corp.	20,948
479	Cypress Sharpridge Investments, Inc. (REIT)	6,275
648	Danvers Bancorp, Inc.	8,754
6,506	DCT Industrial Trust, Inc. (REIT)	30,903
1,473	Delphi Financial Group, Inc., Class A	32,200
4,555	Developers Diversified Realty Corp. (REIT)	46,097
10	Diamond Hill Investment Group, Inc.	602
3,699	DiamondRock Hospitality Co. (REIT)*	29,740
823	Dime Community Bancshares	9,251
114	Dollar Financial Corp.*	2,784
369	Donegal Group, Inc., Class A	5,398
186	Doral Financial Corp.*	580
394	DuPont Fabros Technology, Inc. (REIT)*	6,316
356	Dynex Capital, Inc. (REIT)	2,873
46,630	E*Trade Financial Corp.*	76,473
482	Eagle Bancorp, Inc.*	4,709
2,921	East West Bancorp, Inc.	42,617
249	Eastern Insurance Holdings, Inc.	1,935
317	EastGroup Properties, Inc. (REIT)	12,021
1,807	Education Realty Trust, Inc. (REIT)	8,945
154	EMC Insurance Group, Inc.	3,199
1,489	Employers Holdings, Inc.	22,797
428	Encore Capital Group, Inc.*	7,293
214	Enstar Group Ltd.*	15,744
161	Enterprise Bancorp, Inc./MA	1,707
190	Enterprise Financial Services Corp.	1,457
1,114	Entertainment Properties Trust (REIT)	35,191
52	Epoch Holding Corp.	499
307	Equity Lifestyle Properties, Inc. (REIT)	14,739
1,042	Equity One, Inc. (REIT)	16,828
294	ESB Financial Corp.	3,510
486	ESSA Bancorp, Inc.	6,153
237	Evercore Partners, Inc., Class A	7,349
2,750	Extra Space Storage, Inc. (REIT)	30,222
207	Farmers Capital Bank Corp.	1,938
238	FBL Financial Group, Inc., Class A	4,196
524	FBR Capital Markets Corp.*	3,285
2,059	FelCor Lodging Trust, Inc. (REIT)*	6,939
1,043	Fifth Street Finance Corp.	10,190
525	Financial Federal Corp.	14,227
346	Financial Institutions, Inc.	3,868
537	First Acceptance Corp.*	993
275	First Bancorp, Inc./ME	4,133
468	First Bancorp/NC	6,089
2,560	First BanCorp/Puerto Rico	3,968
1,306	First Busey Corp.	4,284
180	First California Financial Group, Inc.*	628
2,711	First Commonwealth Financial Corp.	11,522
446	First Community Bancshares, Inc./VA	4,902
258	First Defiance Financial Corp.	2,802
1,636	First Financial Bancorp	21,742
306	First Financial Bankshares, Inc.	15,845
374	First Financial Corp./IN	10,700
504	First Financial Holdings, Inc.	6,749
582	First Financial Northwest, Inc.	3,993
128	First Financial Service Corp.	1,073
1,685	First Industrial Realty Trust, Inc. (REIT)	7,515
1,968	First Marblehead Corp. (The)*	4,074
671	First Merchants Corp.	4,019
236	First Mercury Financial Corp.	3,059
1,747	First Midwest Bancorp, Inc./IL	18,221
148	First of Long Island Corp. (The)	3,559
876	First Potomac Realty Trust (REIT)	10,363
259	First South Bancorp, Inc./NC	2,608
2,626	FirstMerit Corp.	55,015
2,132	Flagstar Bancorp, Inc.*	1,492
1,248	Flagstone Reinsurance Holdings Ltd.	13,491
957	Flushing Financial Corp.	10,441
3,632	FNB Corp./PA	23,644
1,142	Forestar Group, Inc.*	21,184
172	Fox Chase Bancorp, Inc.*	1,643
227	FPIC Insurance Group, Inc.*	7,961
2,129	Franklin Street Properties Corp. (REIT)	24,036
94	GAMCO Investors, Inc., Class A	4,317
354	German American Bancorp, Inc.	6,050
337	Getty Realty Corp. (REIT)	7,660
1,957	Glacier Bancorp, Inc.	25,598
672	Gladstone Capital Corp.	5,248
273	Gladstone Commercial Corp. (REIT)	3,666
704	Gladstone Investment Corp.	3,252
1,966	Glimcher Realty Trust (REIT)	5,780

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
336	Government Properties Income Trust (REIT)	$8,390
1,359	Gramercy Capital Corp./NY (REIT)*	3,846
245	Great Southern Bancorp, Inc.	5,508
895	Greenlight Capital Re Ltd., Class A*	21,704
1,671	Guaranty Bancorp*	1,704
265	Hallmark Financial Services*	2,038
585	Hampton Roads Bankshares, Inc.	1,217
779	Hancock Holding Co.	32,251
419	Harleysville Group, Inc.	13,186
1,373	Harleysville National Corp.	8,156
825	Harris & Harris Group, Inc.*	3,341
1,153	Hatteras Financial Corp. (REIT)	35,282
1,887	Healthcare Realty Trust, Inc. (REIT)	41,684
420	Heartland Financial USA, Inc.	5,540
1,127	Hercules Technology Growth Capital, Inc.	11,100
294	Heritage Financial Corp./WA	3,746
50	Heritage Financial Group	348
1,356	Hersha Hospitality Trust (REIT)	3,566
2,257	Highwoods Properties, Inc. (REIT)	69,087
1,263	Hilltop Holdings, Inc.*	15,345
286	Home Bancorp, Inc.*	3,526
555	Home Bancshares, Inc./AR	12,704
532	Home Federal Bancorp, Inc./ID	6,485
1,046	Home Properties, Inc. (REIT)	46,997
1,245	Horace Mann Educators Corp.	14,965
657	Iberiabank Corp.	37,272
206	Independence Holding Co.	1,106
664	Independent Bank Corp./MA	13,579
435	Infinity Property & Casualty Corp.	17,383
2,238	Inland Real Estate Corp. (REIT)	17,568
279	International Assets Holding Corp.*	4,606
1,660	International Bancshares Corp.	27,838
254	Invesco Mortgage Capital, Inc. (REIT)	5,385
1,371	Investors Bancorp, Inc.*	15,108
2,183	Investors Real Estate Trust (REIT)	19,232
3,171	iStar Financial, Inc. (REIT)*	7,706
422	JMP Group, Inc.	3,798
137	Kansas City Life Insurance Co.	3,685
333	Kayne Anderson Energy Development Co.	4,505
595	KBW, Inc.*	14,631
464	Kearny Financial Corp.	4,570
83	Kentucky First Federal Bancorp	1,000
127	K-Fed Bancorp	1,087
1,375	Kilroy Realty Corp. (REIT)	41,429
1,474	Kite Realty Group Trust (REIT)	4,673
1,459	Knight Capital Group, Inc., Class A*	21,360
556	Kohlberg Capital Corp.	2,669
1,764	LaBranche & Co., Inc.*	4,675
652	Lakeland Bancorp, Inc.	3,964
398	Lakeland Financial Corp.	6,782
2,024	LaSalle Hotel Properties (REIT)	37,707
237	Legacy Bancorp, Inc.	2,263
2,889	Lexington Realty Trust (REIT)	14,041
658	LTC Properties, Inc. (REIT)	16,917
1,587	Maiden Holdings Ltd.	11,966
86	Main Street Capital Corp.	1,220
642	MainSource Financial Group, Inc.	3,383
1,468	Max Capital Group Ltd.	31,988
1,597	MB Financial, Inc.	29,784
2,081	MCG Capital Corp.*	8,262
1,828	Meadowbrook Insurance Group, Inc.	12,522
475	Medallion Financial Corp.	3,924
2,552	Medical Properties Trust, Inc. (REIT)	24,703
177	Mercer Insurance Group, Inc.	3,041
153	Merchants Bancshares, Inc.	3,540
311	Meridian Interstate Bancorp, Inc.*	2,594
236	Metro Bancorp, Inc.*	2,518
2,164	MF Global Ltd.*	13,612
8,928	MFA Financial, Inc. (REIT)	67,585
3,983	MGIC Investment Corp.*	15,932
450	Mid-America Apartment Communities, Inc. (REIT)	20,929
144	Midsouth Bancorp, Inc.	1,932
563	Mission West Properties, Inc. (REIT)	3,834
696	Monmouth Real Estate Investment Corp., Class A (REIT)	4,795
2,747	Montpelier Re Holdings Ltd.	45,985
688	MVC Capital, Inc.	7,169
694	Nara Bancorp, Inc.	7,016
109	NASB Financial, Inc.	2,632
221	National Bankshares, Inc.	5,775
1,310	National Financial Partners Corp.*	11,449
787	National Health Investors, Inc. (REIT)	25,963
196	National Interstate Corp.	3,438
4,024	National Penn Bancshares, Inc.	22,212
2,546	National Retail Properties, Inc. (REIT)	51,022
72	National Western Life Insurance Co., Class A	12,286
396	Navigators Group, Inc.*	18,458
1,091	NBT Bancorp, Inc.	22,464
428	Nelnet, Inc., Class A	7,434
3,399	NewAlliance Bancshares, Inc.	40,040
645	NewStar Financial, Inc.*	2,129
688	NGP Capital Resources Co.	5,291
186	Northeast Community Bancorp, Inc.	1,161
614	Northfield Bancorp, Inc.	7,853
202	Northrim BanCorp, Inc.	3,246
1,887	NorthStar Realty Finance Corp. (REIT)	6,397
545	Northwest Bancorp, Inc.	12,611
60	Norwood Financial Corp.	1,555
154	NYMAGIC, Inc.	2,595
285	OceanFirst Financial Corp.	2,887
1,818	Ocwen Financial Corp.*	16,944
126	Ohio Valley Banc Corp.	2,798
2,777	Old National Bancorp/IN	32,324
66	Old Point Financial Corp.	1,013
342	Old Second Bancorp, Inc.	1,915
2,137	Omega Healthcare Investors, Inc. (REIT)	38,658
301	Oppenheimer Holdings Inc., Class A	9,478
772	Oriental Financial Group, Inc.	7,488
65	Oritani Financial Corp.	846
84	Orrstown Financial Services, Inc.	2,776
1,489	Pacific Capital Bancorp N.A.	1,400
589	Pacific Continental Corp.	6,073
847	PacWest Bancorp	15,585
329	Park National Corp.	19,677
687	Parkway Properties, Inc./MD (REIT)	12,826
237	Peapack Gladstone Financial Corp.	2,744
807	PennantPark Investment Corp.	6,843
54	Penns Woods Bancorp, Inc.	1,704
1,228	Pennsylvania Real Estate Investment Trust (REIT)	9,075
426	PennyMac Mortgage Investment Trust (REIT)*	7,549
231	Penson Worldwide, Inc.*	2,072
334	Peoples Bancorp, Inc./OH	3,019
121	Peoples Financial Corp./MS	1,924
1,732	PHH Corp.*	23,936
3,290	Phoenix Cos, Inc. (The)*	8,159
437	Pico Holdings, Inc.*	13,084

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,047	Pinnacle Financial Partners, Inc.*	$12,365
625	Piper Jaffray Cos.*	27,094
1,628	Platinum Underwriters Holdings Ltd.	57,452
1,028	PMA Capital Corp., Class A*	6,548
2,323	PMI Group, Inc. (The)	4,274
87	Porter Bancorp, Inc.	1,273
1,543	Post Properties, Inc. (REIT)	28,437
603	Potlatch Corp. (REIT)	17,752
690	Premierwest Bancorp	945
663	Presidential Life Corp.	6,756
588	Primus Guaranty Ltd.*	1,982
387	PrivateBancorp, Inc.	3,827
1,055	ProAssurance Corp.*	56,179
1,740	Prospect Capital Corp.	18,931
1,467	Prosperity Bancshares, Inc.	58,431
1,907	Provident Financial Services, Inc.	20,176
1,102	Provident New York Bancorp	9,202
21	Prudential Bancorp, Inc. of Pennsylvania	207
387	PS Business Parks, Inc. (REIT)	18,398
2,611	Radian Group, Inc.	11,671
2,070	RAIT Financial Trust (REIT)*	3,209
826	Ramco-Gershenson Properties Trust (REIT)	7,517
2,148	Redwood Trust, Inc. (REIT)	30,867
672	Renasant Corp.	9,563
271	Republic Bancorp, Inc./KY, Class A	5,111
227	Republic First Bancorp, Inc.*	881
394	Resource America, Inc., Class A	1,454
662	Resource Capital Corp. (REIT)	3,409
133	Rewards Network, Inc.	1,523
346	RLI Corp.	17,449
264	Rockville Financial, Inc.	2,817
154	Roma Financial Corp.	1,850
749	S&T Bancorp, Inc.	11,947
407	Safeguard Scientifics, Inc.*	3,761
369	Safety Insurance Group, Inc.	13,144
614	Sanders Morris Harris Group, Inc.	3,095
526	Sandy Spring Bancorp, Inc.	4,897
137	Santander BanCorp*	1,562
76	Saul Centers, Inc. (REIT)	2,345
404	SCBT Financial Corp.	10,504
691	SeaBright Insurance Holdings, Inc.*	7,601
1,682	Selective Insurance Group, Inc.	26,239
267	Shore Bancshares, Inc.	3,882
279	Sierra Bancorp	2,076
247	Signature Bank/NY*	7,652
444	Simmons First National Corp., Class A	11,238
465	Smithtown Bancorp, Inc.	2,971
6,859	South Financial Group, Inc. (The)	4,184
328	Southside Bancshares, Inc.	6,724
464	Southwest Bancorp, Inc./OK	3,109
877	Sovran Self Storage, Inc. (REIT)	28,345
1,176	Starwood Property Trust, Inc. (REIT)	22,814
453	State Auto Financial Corp.	7,352
467	State Bancorp, Inc./NY	3,451
724	StellarOne Corp.	7,305
575	Sterling Bancorp/NY	3,910
2,623	Sterling Bancshares, Inc./TX	13,167
1,667	Sterling Financial Corp./WA*	1,000
544	Stewart Information Services Corp.	5,641
2,389	Strategic Hotels & Resorts, Inc. (REIT)*	4,061
98	Suffolk Bancorp	2,639
433	Sun Bancorp, Inc./NJ*	1,554
524	Sun Communities, Inc. (REIT)	9,956
3,127	Sunstone Hotel Investors, Inc. (REIT)*	25,329
2,748	Susquehanna Bancshares, Inc.	15,774
952	SVB Financial Group*	36,043
721	SWS Group, Inc.	8,969
215	SY Bancorp, Inc.	4,691
606	Tanger Factory Outlet Centers (REIT)	23,785
346	Territorial Bancorp, Inc.*	5,875
3	Teton Advisors, Inc., Class A^	45
1,026	Texas Capital Bancshares, Inc.*	14,898
593	Thomas Weisel Partners Group, Inc.*	2,669
844	TICC Capital Corp.	4,726
163	Tompkins Financial Corp.	6,504
153	Tower Bancorp, Inc.	2,931
146	Tower Group, Inc.	3,603
668	TowneBank/VA	8,083
786	TradeStation Group, Inc.*	5,785
45	Transcontinental Realty Investors, Inc.*	492
206	Tree.com, Inc.*	1,329
282	Triangle Capital Corp.	3,573
444	Trico Bancshares	7,695
1,516	TrustCo Bank Corp. NY	9,339
1,830	Trustmark Corp.	35,063
52	U.S. Global Investors, Inc., Class A	669
1,027	UMB Financial Corp.	40,361
213	UMH Properties, Inc. (REIT)	1,640
2,763	Umpqua Holdings Corp.	32,493
586	Union Bankshares Corp./VA	6,915
1,166	United America Indemnity Ltd., Class A*	8,022
1,218	United Bankshares, Inc.	20,828
2,614	United Community Banks, Inc./GA*	10,116
438	United Financial Bancorp, Inc.	5,624
707	United Fire & Casualty Co.	12,189
192	United Security Bancshares, Inc./AL	3,145
166	Universal Health Realty Income Trust (REIT)	5,093
159	Universal Insurance Holdings, Inc.	870
525	Univest Corp. of Pennsylvania	8,500
649	Urstadt Biddle Properties, Inc., Class A (REIT)	8,904
2,534	U-Store-It Trust (REIT)	16,496
187	Virtus Investment Partners, Inc.*	2,925
734	Walter Investment Management Corp. (REIT)	8,940
305	Washington Banking Co.	3,053
1,647	Washington Real Estate Investment Trust (REIT)	42,987
443	Washington Trust Bancorp, Inc.	6,579
225	Waterstone Financial, Inc.*	434
2,168	Webster Financial Corp.	27,599
733	WesBanco, Inc.	9,463
494	West Bancorporation, Inc.	2,435
406	Westamerica Bancorp.	21,599
1,459	Western Alliance Bancorp*	5,792
994	Westfield Financial, Inc.	8,220
18	Westwood Holdings Group, Inc.	626
188	Wilber Corp.	1,275
576	Wilshire Bancorp, Inc.	4,038
372	Winthrop Realty Trust (REIT)	3,367
764	Wintrust Financial Corp.	19,841
515	World Acceptance Corp.*	15,105
228	WSFS Financial Corp.	6,081
515	Yadkin Valley Financial Corp.	1,859
1,187	Zenith National Insurance Corp.	33,936
		4,836,776

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care - 4.0%

682	Adolor Corp.*	$1,030
302	Affymetrix, Inc.*	1,431
746	Albany Molecular Research, Inc.*	6,259
63	Alliance HealthCare Services, Inc.*	373
1,196	Allied Healthcare International, Inc.*	3,540
661	Allion Healthcare, Inc.*	4,297
48	Amedisys, Inc.*	1,778
315	American Dental Partners, Inc.*	3,843
277	AMICAS, Inc.*	1,260
979	Amsurg Corp.*	20,275
145	Analogic Corp.	5,874
556	Angiodynamics, Inc.*	8,646
604	Arqule, Inc.*	2,168
320	Assisted Living Concepts, Inc., Class A*	7,485
36	Biodel, Inc.*	136
91	BMP Sunstone Corp.*	370
69	Cambrex Corp.*	365
112	Cantel Medical Corp.*	2,005
716	Capital Senior Living Corp.*	3,279
204	Caraco Pharmaceutical Laboratories Ltd.*	841
567	Cardiac Science Corp.*	1,276
2,074	Celera Corp.*	12,942
626	Centene Corp.*	11,781
34	Chindex International, Inc.*	465
927	Conmed Corp.*	19,272
132	Continucare Corp.*	411
891	Cross Country Healthcare, Inc.*	7,582
77	CryoLife, Inc.*	440
48	Cumberland Pharmaceuticals, Inc.*	689
304	Cutera, Inc.*	2,742
312	Cynosure, Inc., Class A*	3,120
268	Enzo Biochem, Inc.*	1,388
2,369	ev3, Inc.*	30,086
642	Facet Biotech Corp.*	10,542
561	Gentiva Health Services, Inc.*	13,268
1,416	Geron Corp.*	7,349
209	Greatbatch, Inc.*	3,844
656	Hanger Orthopedic Group, Inc.*	8,751
154	Hansen Medical, Inc.*	394
40	Harvard Bioscience, Inc.*	143
1,557	Healthspring, Inc.*	25,784
1,015	Healthways, Inc.*	17,428
212	Hi-Tech Pharmacal Co., Inc.*	3,975
260	Home Diagnostics, Inc.*	1,500
309	Infinity Pharmaceuticals, Inc.*	1,869
521	Invacare Corp.	12,973
709	inVentiv Health, Inc.*	11,231
374	Kendle International, Inc.*	5,599
1,243	Kindred Healthcare, Inc.*	18,471
567	KV Pharmaceutical Co., Class A*	1,905
118	Landauer, Inc.	6,712
189	LCA-Vision, Inc.*	1,041
1,529	Lexicon Pharmaceuticals, Inc.*	2,385
1,126	Magellan Health Services, Inc.*	41,403
865	Martek Biosciences Corp.*	15,051
129	Maxygen, Inc.*	702
474	Medcath Corp.*	3,479
94	Medical Action Industries, Inc.*	1,199
496	Medicines Co. (The)*	3,889
1,620	Medicis Pharmaceutical Corp., Class A	38,216
45	Medidata Solutions, Inc.*	763
293	MedQuist, Inc.	2,074
421	Molina Healthcare, Inc.*	8,799
57	Myriad Pharmaceuticals, Inc.*	286
446	Nabi Biopharmaceuticals*	2,203
145	National Healthcare Corp.	5,076
230	Natus Medical, Inc.*	3,064
674	Nighthawk Radiology Holdings, Inc.*	3,518
257	NovaMed, Inc.*	977
526	Odyssey HealthCare, Inc.*	7,643
146	Omnicell, Inc.*	1,489
95	OraSure Technologies, Inc.*	365
268	Owens & Minor, Inc.	10,396
155	Palomar Medical Technologies, Inc.*	1,418
1,106	Par Pharmaceutical Cos., Inc.*	26,234
206	Progenics Pharmaceuticals, Inc.*	797
575	Psychiatric Solutions, Inc.*	12,742
75	RadNet, Inc.*	167
125	RehabCare Group, Inc.*	3,521
803	Res-Care, Inc.*	10,303
1,108	RTI Biologics, Inc.*	4,521
617	Skilled Healthcare Group, Inc., Class A*	4,189
1,386	Sun Healthcare Group, Inc.*	11,726
1,441	Sunrise Senior Living, Inc.*	4,510
675	SuperGen, Inc.*	1,769
887	Symmetry Medical, Inc.*	7,114
770	TomoTherapy, Inc.*	2,633
621	Triple-S Management Corp., Class B*	9,973
200	U.S. Physical Therapy, Inc.*	2,922
861	Universal American Corp.*	8,920
705	Varian, Inc.*	36,089
1,972	Viropharma, Inc.*	14,908
144	Vital Images, Inc.*	1,820
376	Volcano Corp.*	5,538
1,346	WellCare Health Plans, Inc.*	44,405
51	Young Innovations, Inc.	1,236
86	Zoll Medical Corp.*	2,116
		692,776
	Industrials - 13.7%

154	3D Systems Corp.*	1,683
698	A. O. Smith Corp.	29,260
1,126	AAR Corp.*	21,011
1,133	ABM Industries, Inc.	20,881
1,739	ACCO Brands Corp.*	11,356
787	Aceto Corp.	4,100
1,156	Actuant Corp., Class A	18,877
317	Acuity Brands, Inc.	10,233
687	Air Transport Services Group, Inc.*	1,546
1,495	Aircastle Ltd.	13,246
204	Alamo Group, Inc.	3,033
1,095	Alaska Air Group, Inc.*	32,741
861	Albany International Corp., Class A	15,567
737	Altra Holdings, Inc.*	8,291
287	Amerco, Inc.*	14,712
287	American Commercial Lines, Inc.*	5,622
296	American Railcar Industries, Inc.	3,126
134	American Reprographics Co.*	745
327	American Woodmark Corp.	6,370
295	Ameron International Corp.	16,803
137	Ampco-Pittsburgh Corp.	4,006
41	Amrep Corp.*	553
827	Apogee Enterprises, Inc.	11,322
1,348	Applied Industrial Technologies, Inc.	27,971
65	Argon ST, Inc.*	1,169
808	Arkansas Best Corp.	19,893
492	Ascent Solar Technologies, Inc.*	2,189
575	Astec Industries, Inc.*	14,352
50	Astronics Corp.*	394

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
163	ATC Technology Corp.*	$3,589
547	Atlas Air Worldwide Holdings, Inc.*	16,027
1,352	Avis Budget Group, Inc.*	13,182
1,194	Baldor Electric Co.	30,745
1,483	Barnes Group, Inc.	23,001
246	Barrett Business Services, Inc.	2,681
243	Beacon Roofing Supply, Inc.*	3,735
1,484	Belden, Inc.	32,826
824	Blount International, Inc.*	7,952
369	BlueLinx Holdings, Inc.*	978
1,218	Bowne & Co., Inc.	7,381
1,527	Brady Corp., Class A	45,321
1,588	Briggs & Stratton Corp.	29,950
153	Builders FirstSource, Inc.*	583
309	CAI International, Inc.*	2,701
288	Cascade Corp.	6,529
346	CDI Corp.	4,110
131	Celadon Group, Inc.*	1,254
821	Ceradyne, Inc.*	13,883
103	Chart Industries, Inc.*	1,710
169	Chase Corp.	1,802
1,323	China BAK Battery, Inc.*	4,009
540	CIRCOR International, Inc.	13,036
1,019	CLARCOR, Inc.	32,476
36	Clean Harbors, Inc.*	1,927
537	Colfax Corp.*	6,670
604	Columbus McKinnon Corp.*	9,483
1,232	Comfort Systems USA, Inc.	14,032
472	COMSYS IT Partners, Inc.*	3,932
312	Consolidated Graphics, Inc.*	9,204
352	Cornell Cos., Inc.*	7,730
322	Courier Corp.	4,199
53	CRA International, Inc.*	1,318
1,440	Curtiss-Wright Corp.	40,982
743	Deluxe Corp.	9,585
44	Diamond Management & Technology Consultants, Inc.	286
691	Dollar Thrifty Automotive Group, Inc.*	12,756
334	Ducommun, Inc.	6,229
244	DXP Enterprises, Inc.*	2,908
1,243	Dycom Industries, Inc.*	9,683
90	Dynamex, Inc.*	1,566
674	DynCorp International, Inc., Class A*	9,423
1,974	Eagle Bulk Shipping, Inc.*	11,173
190	Eastern Co. (The)	2,660
1,436	EMCOR Group, Inc.*	34,177
578	Encore Wire Corp.	11,502
223	Energy Conversion Devices, Inc.*	2,212
2,184	EnergySolutions, Inc.	18,739
1,286	EnerSys*	29,269
826	Ennis, Inc.	11,969
638	EnPro Industries, Inc.*	14,636
637	Esterline Technologies Corp.*	25,728
2,801	Evergreen Solar, Inc.*	3,921
1,550	Federal Signal Corp.	8,882
198	Flow International Corp.*	497
480	Forward Air Corp.	10,877
68	Franklin Covey Co.*	367
736	Franklin Electric Co., Inc.	20,269
380	FreightCar America, Inc.	6,935
116	Fuel Tech, Inc.*	994
424	FuelCell Energy, Inc.*	1,297
387	Furmanite Corp.*	1,269
505	Fushi Copperweld, Inc.*	4,075
587	G&K Services, Inc., Class A	12,973
819	Genco Shipping & Trading Ltd.*	19,230
321	Geo Group, Inc. (The)*	6,381
32	GeoEye, Inc.*	997
859	Gibraltar Industries, Inc.	12,868
168	Gorman-Rupp Co. (The)	4,183
188	GP Strategies Corp.*	1,143
2,344	GrafTech International Ltd.*	34,480
111	Graham Corp.	2,058
945	Granite Construction, Inc.	28,322
87	Great Lakes Dredge & Dock Corp.	512
533	Greenbrier Cos., Inc.	5,719
1,385	Griffon Corp.*	14,404
869	H&E Equipment Services, Inc.*	8,047
596	Heartland Express, Inc.	8,791
540	Heidrick & Struggles International, Inc.	15,255
433	Herley Industries, Inc.*	5,005
89	Hill International, Inc.*	544
387	HNI Corp.	9,779
960	Horizon Lines, Inc., Class A	5,136
317	Houston Wire & Cable Co.	3,522
614	HUB Group, Inc., Class A*	16,240
182	Hurco Cos., Inc.*	2,594
57	ICT Group, Inc.*	910
258	II-VI, Inc.*	7,348
133	Innerworkings, Inc.*	684
1,240	Insituform Technologies, Inc., Class A*	25,668
556	Insteel Industries, Inc.	6,333
189	Integrated Electrical Services, Inc.*	1,287
1,035	Interline Brands, Inc.*	17,409
177	International Shipholding Corp.	5,878
8,065	JetBlue Airways Corp.*	44,438
875	John Bean Technologies Corp.	15,024
390	Kadant, Inc.*	5,624
114	Kaman Corp.	2,582
1,056	Kaydon Corp.	37,551
747	Kelly Services, Inc., Class A*	7,836
912	Kforce, Inc.*	11,810
1,019	Kimball International, Inc., Class B	8,305
383	Knight Transportation, Inc.	6,515
1,335	Korn/Ferry International*	21,654
16	K-Tron International, Inc.*	1,534
324	L.B. Foster Co., Class A*	8,871
88	LaBarge, Inc.*	982
504	Ladish Co., Inc.*	7,001
127	Lawson Products, Inc.	1,822
618	Layne Christensen Co.*	16,080
20	Lindsay Corp.	702
133	LMI Aerospace, Inc.*	1,416
597	LSI Industries, Inc.	4,322
342	M&F Worldwide Corp.*	11,303
464	MasTec, Inc.*	5,921
651	McGrath RentCorp.	13,456
1,057	Metalico, Inc.*	4,376
101	Met-Pro Corp.	919
321	Miller Industries, Inc.*	3,531
66	Mine Safety Appliances Co.	1,633
835	Mobile Mini, Inc.*	12,700
1,443	Moog, Inc., Class A*	38,110
2,945	MPS Group, Inc.*	40,199
1,184	Mueller Industries, Inc.	27,836
4,899	Mueller Water Products, Inc., Class A	24,691
31	Multi-Color Corp.	342
171	NACCO Industries, Inc., Class A	8,641
2,379	NCI Building Systems, Inc.*	4,425
707	Nordson Corp.	37,902
113	North American Galvanizing & Coating, Inc.*	551

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
296	Northwest Pipe Co.*	$7,480
743	Old Dominion Freight Line, Inc.*	19,675
1,026	On Assignment, Inc.*	6,505
558	Orion Energy Systems, Inc.*	2,243
1,128	Otter Tail Corp.	25,978
1,113	Pacer International, Inc.	3,161
17	Patriot Transportation Holding, Inc.*	1,589
288	Pike Electric Corp.*	2,638
496	Polypore International, Inc.*	5,838
105	Portec Rail Products, Inc.	930
2,214	Power-One, Inc.*	8,148
389	PowerSecure International, Inc.*	3,209
5	Preformed Line Products Co.	202
498	Quanex Building Products Corp.	8,073
34	RBC Bearings, Inc.*	787
1,140	Regal-Beloit Corp.	54,104
877	Republic Airways Holdings, Inc.*	5,972
783	Robbins & Myers, Inc.	18,001
785	Rush Enterprises, Inc., Class A*	8,454
430	Saia, Inc.*	6,201
340	Satcon Technology Corp.*	680
318	Sauer-Danfoss, Inc.	2,748
476	Schawk, Inc.	5,369
386	School Specialty, Inc.*	8,801
11	Seaboard Corp.	15,994
276	Simpson Manufacturing Co., Inc.	6,861
1,772	Skywest, Inc.	26,066
1,647	Spherion Corp.*	8,614
194	Standard Parking Corp.*	3,123
138	Standard Register Co. (The)	624
395	Standex International Corp.	7,209
2,274	Steelcase, Inc., Class A	12,416
387	Sterling Construction Co., Inc.*	6,695
233	Sun Hydraulics Corp.	5,510
455	TAL International Group, Inc.	6,215
424	TBS International Ltd., Class A*	3,286
31	Team, Inc.*	508
587	Tecumseh Products Co., Class A*	6,704
771	Teledyne Technologies, Inc.*	25,844
293	Textainer Group Holdings Ltd.	4,673
1,121	Titan International, Inc.	9,282
35	Titan Machinery, Inc.*	393
186	Todd Shipyards Corp.	3,130
941	Tredegar Corp.	13,560
54	Trex Co., Inc.*	968
200	Trimas Corp.*	898
530	Triumph Group, Inc.	25,435
1,396	TrueBlue, Inc.*	16,975
820	Tutor Perini Corp.*	13,628
271	Twin Disc, Inc.	2,572
316	UAL Corp.*	2,452
23	Ultralife Corp.*	85
685	Ultrapetrol Bahamas Ltd.*	3,165
62	United Capital Corp.*	1,241
1,916	United Rentals, Inc.*	17,666
757	United Stationers, Inc.*	38,562
611	Universal Forest Products, Inc.	21,959
184	Universal Truckload Services, Inc.	2,802
5,130	US Airways Group, Inc.*	18,930
74	USA Truck, Inc.*	844
244	Valence Technology, Inc.*	261
587	Viad Corp.	10,842
378	Vicor Corp.*	3,100
388	Volt Information Sciences, Inc.*	3,442
24	VSE Corp.	1,091
500	Waste Services, Inc.*	3,980
68	Watsco, Inc.	3,411
243	Watson Wyatt Worldwide, Inc., Class A	10,046
931	Watts Water Technologies, Inc., Class A	28,535
1,359	Werner Enterprises, Inc.	25,359
151	Willis Lease Finance Corp.*	2,122
377	Woodward Governor Co.	8,769
1,894	YRC Worldwide, Inc.*	2,140
		2,362,952
	Information Technology - 8.5%

2,234	3Com Corp.*	16,465
576	Actel Corp.*	6,716
976	ActivIdentity Corp.*	2,079
391	Acxiom Corp.*	4,512
3,880	Adaptec, Inc.*	12,144
2,473	ADC Telecommunications, Inc.*	15,159
390	ADTRAN, Inc.	8,241
224	Advanced Energy Industries, Inc.*	2,448
484	Agilysys, Inc.	3,993
334	Airvana, Inc.*	2,027
53	American Software, Inc., Class A	324
400	Anadigics, Inc.*	1,232
54	Anaren, Inc.*	744
806	Anixter International, Inc.*	34,835
970	Arris Group, Inc.*	9,690
705	ATMI, Inc.*	10,963
716	Avid Technology, Inc.*	8,520
1,226	Avocent Corp.*	30,625
327	Bel Fuse, Inc., Class B	5,834
1,842	Benchmark Electronics, Inc.*	33,211
557	Black Box Corp.	15,702
2,050	Brooks Automation, Inc.*	15,026
669	Cabot Microelectronics Corp.*	20,465
847	CACI International, Inc., Class A*	39,318
385	Callidus Software, Inc.*	1,066
85	Ceva, Inc.*	989
942	Checkpoint Systems, Inc.*	13,358
119	China Information Security Technology, Inc.*	710
272	China Security & Surveillance Technology, Inc.*	1,640
2,190	Ciber, Inc.*	6,942
1,036	Cognex Corp.	17,053
735	Cogo Group, Inc.*	4,189
690	Coherent, Inc.*	17,540
745	Cohu, Inc.	8,776
196	Communications Systems, Inc.	2,225
170	Computer Task Group, Inc.*	1,049
163	CPI International, Inc.*	1,575
307	Cray, Inc.*	2,146
449	CSG Systems International, Inc.*	8,693
1,017	CTS Corp.	9,428
948	Cymer, Inc.*	31,701
138	Daktronics, Inc.	1,169
383	DDi Corp.*	1,478
30	Deltek, Inc.*	228
503	Digi International, Inc.*	3,969
234	Digital River, Inc.*	5,904
388	DivX, Inc.*	1,971
45	Double-Take Software, Inc.*	396
726	DSP Group, Inc.*	4,567
277	Dynamics Research Corp.*	3,185
2,951	Earthlink, Inc.	24,287
297	Echelon Corp.*	3,285
570	Electro Rent Corp.	5,774
870	Electro Scientific Industries, Inc.*	8,465

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,565	Electronics for Imaging, Inc.*	$18,796
2,400	Emcore Corp.*	2,160
84	EMS Technologies, Inc.*	1,082
201	Emulex Corp.*	1,958
4,140	Entegris, Inc.*	17,264
1,505	Epicor Software Corp.*	11,287
111	ePlus, Inc.*	1,756
193	Euronet Worldwide, Inc.*	4,099
1,018	Exar Corp.*	7,146
2,830	Extreme Networks*	6,169
1,558	Fair Isaac Corp.	28,433
52	FARO Technologies, Inc.*	1,015
94	FEI Co.*	2,295
92	Formfactor, Inc.*	1,559
108	Global Cash Access Holdings, Inc.*	804
665	Globecomm Systems, Inc.*	5,327
585	GSI Technology, Inc.*	2,738
615	Hackett Group, Inc. (The)*	1,636
714	Harmonic, Inc.*	3,613
1,876	Harris Stratex Networks, Inc., Class A*	11,781
95	i2 Technologies, Inc.*	1,748
155	ICx Technologies, Inc.*	777
858	Imation Corp.	7,525
497	infoGROUP, Inc.*	4,026
759	Information Services Group, Inc.*	2,444
484	Infospace, Inc.*	3,959
1,272	Insight Enterprises, Inc.*	12,911
404	Integral Systems, Inc.*	3,592
1,619	Internap Network Services Corp.*	6,023
414	Internet Brands, Inc., Class A*	2,861
484	Internet Capital Group, Inc.*	3,112
697	Intevac, Inc.*	8,671
1,604	Ipass, Inc.*	1,877
126	IXYS Corp.*	811
115	j2 Global Communications, Inc.*	2,286
214	JDA Software Group, Inc.*	5,025
196	Keynote Systems, Inc.	2,091
25	KVH Industries, Inc.*	302
515	L-1 Identity Solutions, Inc.*	3,162
3,366	Lattice Semiconductor Corp.*	7,372
2,598	Lawson Software, Inc.*	17,017
692	Littelfuse, Inc.*	18,117
63	LogMeIn, Inc.*	1,123
142	Mantech International Corp., Class A*	6,146
284	Marchex, Inc., Class B	1,318
44	MAXIMUS, Inc.	2,046
461	Measurement Specialties, Inc.*	4,190
456	MEMSIC, Inc.*	1,509
2,751	Mentor Graphics Corp.*	20,275
722	Mercury Computer Systems, Inc.*	7,660
1,073	Methode Electronics, Inc.	8,541
856	Micrel, Inc.	6,120
650	Microtune, Inc.*	1,131
1,568	MKS Instruments, Inc.*	23,755
1,376	ModusLink Global Solutions, Inc.*	11,118
382	MoneyGram International, Inc.*	947
690	Monotype Imaging Holdings, Inc.*	5,341
475	MTS Systems Corp.	12,241
1,233	Ness Technologies, Inc.*	6,239
812	Netgear, Inc.*	16,118
104	Netscout Systems, Inc.*	1,309
462	Network Equipment Technologies, Inc.*	1,585
1,152	Newport Corp.*	8,421
1,595	Omnivision Technologies, Inc.*	22,266
274	Online Resources Corp.*	1,507
1,866	Openwave Systems, Inc.*	4,404
179	Oplink Communications, Inc.*	3,086
737	Opnext, Inc.*	1,349
104	OSI Systems, Inc.*	2,125
611	Palm, Inc.*	6,666
74	PAR Technology Corp.*	400
244	Park Electrochemical Corp.	5,771
300	PC Connection, Inc.*	1,839
241	PC Mall, Inc.*	1,395
523	PC-Tel, Inc.*	2,992
714	Perficient, Inc.*	5,983
809	Pericom Semiconductor Corp.*	8,341
488	Pervasive Software, Inc.*	2,391
1,689	Photronics, Inc.*	6,824
183	Plantronics, Inc.	4,236
838	Plexus Corp.*	22,760
1,613	Polycom, Inc.*	34,776
4,202	Powerwave Technologies, Inc.*	5,883
1,742	Quest Software, Inc.*	29,318
1,280	RealNetworks, Inc.*	4,186
637	RF Micro Devices, Inc.*	2,752
298	Rimage Corp.*	4,840
514	Rofin-Sinar Technologies, Inc.*	11,709
386	Rogers Corp.*	10,870
606	Rudolph Technologies, Inc.*	3,939
798	Scansource, Inc.*	18,569
489	Seachange International, Inc.*	2,729
596	Semitool, Inc.*	6,538
231	Sigma Designs, Inc.*	2,698
847	Silicon Graphics International Corp.*	5,124
2,380	Silicon Image, Inc.*	5,212
2,529	Silicon Storage Technology, Inc.*	5,766
1,166	SMART Modular Technologies WWH, Inc.*	5,165
1,586	SonicWALL, Inc.*	12,355
6,567	Sonus Networks, Inc.*	14,316
400	Spectrum Control, Inc.*	3,496
950	SRA International, Inc., Class A*	17,147
517	Standard Microsystems Corp.*	9,947
313	StarTek, Inc.*	2,169
234	Super Micro Computer, Inc.*	2,279
1,135	support.com, Inc.*	2,690
6,131	Sycamore Networks, Inc.*	17,351
1,388	Symmetricom, Inc.*	6,093
223	Symyx Technologies, Inc.*	948
77	Synchronoss Technologies, Inc.*	1,038
490	SYNNEX Corp.*	13,872
2,222	Take-Two Interactive Software, Inc.*	24,997
1,307	Technitrol, Inc.	6,613
368	TechTarget, Inc.*	2,153
43	Techwell, Inc.*	501
1,412	Tekelec*	20,079
544	THQ, Inc.*	2,666
3,570	TIBCO Software, Inc.*	30,702
266	Tier Technologies, Inc., Class B*	2,035
1,791	Trident Microsystems, Inc.*	3,385
2,039	TriQuint Semiconductor, Inc.*	11,092
1,374	TTM Technologies, Inc.*	14,248
1,271	Unisys Corp.*	40,786
2,661	United Online, Inc.	18,095
3,606	Utstarcom, Inc.*	6,202
185	VASCO Data Security International, Inc.*	1,217
447	Veeco Instruments, Inc.*	12,208
476	Virage Logic Corp.*	2,666
106	Virtusa Corp.*	930
840	Web.com Group, Inc.*	4,998
729	White Electronic Designs Corp.*	3,142

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
828	X-Rite, Inc.*	$1,731
404	Zoran Corp.*	3,693
475	Zygo Corp.*	3,097
		1,473,137
	Materials - 5.6%

745	A. Schulman, Inc.	12,158
529	A.M. Castle & Co.	6,930
12	AEP Industries, Inc.*	453
292	Allied Nevada Gold Corp.*	3,796
583	AMCOL International Corp.	15,887
547	American Vanguard Corp.	4,020
668	Ampal-American Israel Corp., Class A*	2,004
672	Arch Chemicals, Inc.	18,016
489	Boise, Inc.*	2,391
644	Brush Engineered Materials, Inc.*	11,399
1,231	Buckeye Technologies, Inc.*	11,916
214	Bway Holding Co.*	3,407
1,445	Century Aluminum Co.*	14,089
988	China Precision Steel, Inc.*	2,124
330	Clearwater Paper Corp.*	16,213
2,400	Coeur d’Alene Mines Corp.*	54,744
73	Deltic Timber Corp.	2,790
1,323	Domtar Corp.*	74,644
1,430	Ferro Corp.	9,252
2,026	General Moly, Inc.*	4,559
306	General Steel Holdings, Inc.*	1,227
1,448	Glatfelter	16,102
3,558	Graphic Packaging Holding Co.*	9,607
1,545	H.B. Fuller Co.	31,456
17	Hawkins, Inc.	371
385	Haynes International, Inc.*	10,318
1,614	Headwaters, Inc.*	7,602
7,536	Hecla Mining Co.*	49,813
1,379	Horsehead Holding Corp.*	15,472
876	ICO, Inc.*	3,706
548	Innophos Holdings, Inc.	13,574
754	Innospec, Inc.	6,703
491	Kaiser Aluminum Corp.	18,972
656	KapStone Paper and Packaging Corp.*	4,651
239	Koppers Holdings, Inc.	6,752
4,000	Louisiana-Pacific Corp.*	24,960
594	Minerals Technologies, Inc.	31,387
1,004	Myers Industries, Inc.	8,303
465	Neenah Paper, Inc.	6,477
23	NL Industries, Inc.	157
2,246	Olin Corp.	37,665
287	Olympic Steel, Inc.	7,959
974	OM Group, Inc.*	29,834
409	Paramount Gold and Silver Corp.*	532
2,416	PolyOne Corp.*	17,347
350	Quaker Chemical Corp.	6,822
154	Rock-Tenn Co., Class A	6,956
1,567	Rockwood Holdings, Inc.*	35,273
959	RTI International Metals, Inc.*	18,998
485	Schweitzer-Mauduit International, Inc.	29,857
1,551	Sensient Technologies Corp.	39,302
898	ShengdaTech, Inc.*	5,693
406	Silgan Holdings, Inc.	21,749
3,788	Solutia, Inc.*	40,797
974	Spartech Corp.	10,587
19	Stepan Co.	1,192
1,128	Stillwater Mining Co.*	10,739
243	Sutor Technology Group Ltd.*	571
752	Texas Industries, Inc.	26,124
1,055	U.S. Concrete, Inc.*	749
2,539	U.S. Gold Corp.*	7,211
14	United States Lime & Minerals, Inc.*	479
216	Universal Stainless & Alloy*	3,506
865	Wausau Paper Corp.	8,780
621	Westlake Chemical Corp.	16,239
164	Worthington Industries, Inc.	1,920
1,619	WR Grace & Co.*	37,010
886	Zoltek Cos., Inc.*	7,956
		970,249
	Telecommunication Services - 0.4%

287	Atlantic Tele-Network, Inc.	13,452
5,596	Cincinnati Bell, Inc.*	16,676
358	Consolidated Communications Holdings, Inc.	5,442
576	General Communication, Inc., Class A*	3,479
131	Global Crossing Ltd.*	1,480
874	Ibasis, Inc.*	2,613
889	Iowa Telecommunications Services, Inc.	14,135
43	iPCS, Inc.*	1,032
444	Premiere Global Services, Inc.*	3,357
457	SureWest Communications*	3,980
374	Syniverse Holdings, Inc.*	5,932
71	USA Mobility, Inc.	709
2	Windstream Corp.	19
		72,306
	Utilities - 5.1%

935	Allete, Inc.	31,266
587	American States Water Co.	19,418
196	Artesian Resources Corp., Class A	3,283
1,739	Avista Corp.	36,189
1,238	Black Hills Corp.	29,180
576	California Water Service Group	21,070
371	Central Vermont Public Service Corp.	7,201
503	CH Energy Group, Inc.	20,311
296	Chesapeake Utilities Corp.	9,277
1,924	Cleco Corp.	49,100
255	Connecticut Water Service, Inc.	5,789
310	Consolidated Water Co., Ltd.	4,061
1,430	El Paso Electric Co.*	28,314
1,087	Empire District Electric Co. (The)	19,718
1,501	IDACORP, Inc.	44,385
707	Laclede Group, Inc. (The)	22,136
737	MGE Energy, Inc.	25,309
426	Middlesex Water Co.	6,884
1,127	New Jersey Resources Corp.	39,704
1,439	Nicor, Inc.	56,351
845	Northwest Natural Gas Co.	36,234
1,146	NorthWestern Corp.	29,555
107	Pennichuck Corp.	2,471
2,196	Piedmont Natural Gas Co., Inc.	52,045
2,760	PNM Resources, Inc.	30,746
2,392	Portland General Electric Co.	46,907
412	SJW Corp.	8,837
838	South Jersey Industries, Inc.	30,218
1,425	Southwest Gas Corp.	37,349
785	Southwest Water Co.	4,631
434	U.S. Geothermal, Inc.*	655
935	UIL Holdings Corp.	25,208
1,135	Unisource Energy Corp.	33,846
337	Unitil Corp.	7,141
1,599	WGL Holdings, Inc.	50,337

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
247	York Water Co.	$3,604
		878,730
	Total Common Stocks (Cost $12,071,314)	14,116,970

Principal Amount
	Repurchase Agreements (a) - 8.2%
$39,704	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $39,704(b)	39,704
79,407	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $79,407(c)	79,407
238,222	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $238,225 (d)	238,222
47,743	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $47,743 (e)	47,743
83,378	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $83,378(f)	83,378
158,814	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $158,817 (g)	158,814
39,704	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $39,704 (h)	39,704
238,222	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $238,223 (i)	238,222
198,518	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $198,519(j)	198,518
119,111	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $119,111(k)	119,111
183,284	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $183,285(l)	183,284
	Total Repurchase Agreements (Cost $1,426,107)	1,426,107
	Total Investment Securities (Cost $13,497,421) — 90.0%	15,543,077
	Other assets less liabilities — 10.0%	1,720,621
	Net Assets — 100.0%	$17,263,698

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2009, the value of these securities amounted to $45 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,431,293.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $40,498. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $80,995. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $242,987. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $48,698. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $85,046. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $161,991. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $40,498. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $242,987. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $202,489. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $121,494. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $186,950. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,877,801)
Net unrealized depreciation	$(1,877,801)
Federal income tax cost of investments	$17,420,878

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$2,970,489	$1,019,165

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	5,820,705	(241,241)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	6,513,239	1,604,778

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	5,087,434	(179,535)

		$2,203,167

See accompanying notes to the financial statements.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$14,116,925	$45	$14,116,970
Repurchase Agreements	—	1,426,107	1,426,107
Total Investment Securities	14,116,925	1,426,152	15,543,077
Other Financial Instruments*:
Swap Agreements	—	2,203,167	2,203,167
Total Other Financial Instruments	—	2,203,167	2,203,167
Total Investments	$14,116,925	$3,629,319	$17,746,244

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 85.1%
	Consumer Discretionary - 13.8%

216	1-800-Flowers.com, Inc., Class A*	$484
1,992	99 Cents Only Stores*	23,944
115	AFC Enterprises, Inc.*	900
908	Ambassadors Group, Inc.	10,696
1,577	American Apparel, Inc.*	4,668
876	American Public Education, Inc.*	28,058
283	America’s Car-Mart, Inc.*	6,846
1,033	Amerigon, Inc.*	6,849
1,236	Ameristar Casinos, Inc.	21,482
1,279	Arbitron, Inc.	27,537
356	ArvinMeritor, Inc.*	2,887
2,630	Bally Technologies, Inc.*	109,224
1,154	Bebe Stores, Inc.	6,232
304	Benihana, Inc., Class A*	997
1,038	Big 5 Sporting Goods Corp.	16,961
945	BJ’s Restaurants, Inc.*	16,131
612	Blue Nile, Inc.*	34,205
23	Blyth, Inc.	748
37	Books-A-Million, Inc.	262
669	Bridgepoint Education, Inc.*	10,684
1,130	Buckle, Inc. (The)	30,894
869	Buffalo Wild Wings, Inc.*	34,708
935	California Pizza Kitchen, Inc.*	11,744
703	Capella Education Co.*	50,110
330	Caribou Coffee Co., Inc.*	2,779
432	Carmike Cinemas, Inc.*	2,631
543	Carrols Restaurant Group, Inc.*	3,595
2,151	Carter’s, Inc.*	46,784
1,338	Cato Corp. (The), Class A	25,596
1,111	CEC Entertainment, Inc.*	32,397
374	Charming Shoppes, Inc.*	1,803
2,903	Cheesecake Factory, Inc. (The)*	54,663
366	Cherokee, Inc.	6,643
1,067	Children’s Place Retail Stores, Inc. (The)*	34,059
209	China Automotive Systems, Inc.*	4,044
1,421	ChinaCast Education Corp.*	10,018
208	Christopher & Banks Corp.	1,188
1,411	Cinemark Holdings, Inc.	17,849
708	Citi Trends, Inc.*	19,314
2,358	CKE Restaurants, Inc.	19,901
2,805	CKX, Inc.*	15,315
1,459	Coinstar, Inc.*	39,087
2,224	Coldwater Creek, Inc.*	9,430
1,348	Collective Brands, Inc.*	26,070
2,847	Cooper Tire & Rubber Co.	51,018
130	Core-Mark Holding Co., Inc.*	3,910
3,868	Corinthian Colleges, Inc.*	57,324
244	CPI Corp.	2,891
805	Cracker Barrel Old Country Store, Inc.	30,236
1,457	CROCS, Inc.*	7,096
184	Crown Media Holdings, Inc., Class A*	283
635	Deckers Outdoor Corp.*	58,820
4,644	Denny’s Corp.*	10,635
228	Destination Maternity Corp.*	4,036
850	DineEquity, Inc.*	18,113
1,447	Dolan Media Co.*	17,002
168	Domino’s Pizza, Inc.*	1,322
86	Dorman Products, Inc.*	1,272
684	Dover Downs Gaming & Entertainment, Inc.	3,119
563	Dress Barn, Inc.*	12,088
537	Drew Industries, Inc.*	10,391
4,195	Drugstore.com, Inc.*	12,501
35	DSW, Inc., Class A*	817
212	Einstein Noah Restaurant Group, Inc.*	2,105
705	FGX International Holdings Ltd.*	11,632
1,115	Finish Line (The), Class A	9,868
2,267	Fossil, Inc.*	69,937
581	Fred’s, Inc., Class A	5,676
15	Frisch’s Restaurants, Inc.	351
662	Fuel Systems Solutions, Inc.*	31,935
592	Fuqi International, Inc.*	12,977
221	G-III Apparel Group Ltd.*	3,750
99	Global Sources Ltd.*	582
762	Grand Canyon Education, Inc.*	14,608
141	Great Wolf Resorts, Inc.*	343
1,119	Gymboree Corp.*	44,670
48	Hawk Corp., Class A*	782
613	hhgregg, Inc.*	11,862
1,379	Hibbett Sports, Inc.*	26,077
1,278	HOT Topic, Inc.*	7,336
1,389	Hovnanian Enterprises, Inc., Class A*	5,459
1,918	HSN, Inc.*	34,371
1,796	Interval Leisure Group, Inc.*	20,546
937	iRobot Corp.*	13,212
751	Isle of Capri Casinos, Inc.*	5,685
2,430	J. Crew Group, Inc.*	103,980
2,757	Jack in the Box, Inc.*	51,473
477	Jo-Ann Stores, Inc.*	15,913
882	JoS. A. Bank Clothiers, Inc.*	35,994
1,142	K12, Inc.*	20,465
600	Kirkland’s, Inc.*	9,138
501	Knology, Inc.*	4,940
2,826	Krispy Kreme Doughnuts, Inc.*	9,100
714	K-Swiss, Inc., Class A	6,233
314	Lakes Entertainment, Inc.*	804
344	Leapfrog Enterprises, Inc.*	1,032
362	Learning Tree International, Inc.*	3,986
171	Life Time Fitness, Inc.*	3,865
469	Lincoln Educational Services Corp.*	10,374
3,190	Liz Claiborne, Inc.*	13,302
665	LodgeNet Interactive Corp.*	2,986
1,964	Lululemon Athletica, Inc.*	51,398
700	Lumber Liquidators, Inc.*	16,534
104	M/I Homes, Inc.*	1,140
100	Mac-Gray Corp.*	809
912	Maidenform Brands, Inc.*	13,215
85	Marcus Corp.	1,053
1,131	Martha Stewart Living Omnimedia, Class A*	5,203
1,472	Matthews International Corp., Class A	50,990
70	McCormick & Schmick’s Seafood Restaurants, Inc.*	433
665	Mediacom Communications Corp., Class A*	2,687
129	Men’s Wearhouse, Inc. (The)	2,632
676	Midas, Inc.*	4,928
320	Monarch Casino & Resort, Inc.*	2,394
806	Monro Muffler Brake, Inc.	24,164
705	Morgans Hotel Group Co.*	2,594
341	Multimedia Games, Inc.*	1,872
130	National CineMedia, Inc.	1,899
233	National Presto Industries, Inc.	21,709
396	NIVS IntelliMedia Technology Group, Inc.*	871
179	Nobel Learning Communities, Inc.*	1,396
1,482	NutriSystem, Inc.	36,605
2,665	OfficeMax, Inc.*	28,196
772	Orbitz Worldwide, Inc.*	4,570
84	Outdoor Channel Holdings, Inc.*	493
758	Overstock.com, Inc.*	11,082

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
418	Oxford Industries, Inc.	$8,966
1,145	P.F. Chang’s China Bistro, Inc.*	37,350
856	Papa John’s International, Inc.*	18,935
551	Peet’s Coffee & Tea, Inc.*	17,941
1,128	PetMed Express, Inc.	18,522
1,550	Pinnacle Entertainment, Inc.*	16,383
1,034	Playboy Enterprises, Inc., Class B*	4,064
1,480	Polaris Industries, Inc.	64,572
1,259	Pool Corp.	22,738
358	Pre-Paid Legal Services, Inc.*	13,633
70	Primedia, Inc.	220
704	Princeton Review, Inc.*	2,732
2,507	Raser Technologies, Inc.*	2,908
1,764	RCN Corp.*	15,117
163	Reading International, Inc., Class A*	626
181	Red Robin Gourmet Burgers, Inc.*	2,825
457	Rentrak Corp.*	6,832
791	Ruth’s Hospitality Group, Inc.*	1,716
1,123	Sally Beauty Holdings, Inc.*	7,839
357	Sealy Corp.*	957
2,591	Shuffle Master, Inc.*	21,168
141	Shutterfly, Inc.*	2,022
2,872	Smith & Wesson Holding Corp.*	14,188
376	Sonic Automotive, Inc., Class A	3,328
2,684	Sonic Corp.*	25,874
2,969	Sotheby’s	56,322
125	Sport Supply Group, Inc.	1,340
528	Stamps.com, Inc.*	4,704
405	Standard Motor Products, Inc.*	3,641
1,157	Stein Mart, Inc.*	11,882
346	Steiner Leisure Ltd.*	13,684
756	Steven Madden Ltd.*	26,974
861	Sturm Ruger & Co., Inc.	9,264
152	Systemax, Inc.	2,341
740	Talbots, Inc.*	4,891
3,619	Tempur-Pedic International, Inc.*	77,989
2,415	Texas Roadhouse, Inc.*	24,826
1,820	Ticketmaster Entertainment, Inc.*	19,165
1,349	Timberland Co. (The), Class A*	22,528
627	Town Sports International Holdings, Inc.*	1,379
1,733	Tractor Supply Co.*	80,914
1,226	True Religion Apparel, Inc.*	22,607
3,025	Tupperware Brands Corp.	140,814
55	U.S. Auto Parts Network, Inc.*	254
1,338	Ulta Salon Cosmetics & Fragrance, Inc.*	21,983
1,600	Under Armour, Inc., Class A*	40,960
131	Unifirst Corp.	5,757
490	Universal Electronics, Inc.*	10,540
956	Universal Technical Institute, Inc.*	18,059
433	Universal Travel Group*	4,533
1,903	Valassis Communications, Inc.*	28,221
66	Value Line, Inc.	1,749
912	Volcom, Inc.*	14,318
2,213	Warnaco Group, Inc. (The)*	90,091
4,686	Wet Seal, Inc. (The), Class A*	13,636
337	Weyco Group, Inc.	7,808
181	Winnebago Industries*	1,964
2,376	Wolverine World Wide, Inc.	60,754
709	Wonder Auto Technology, Inc.*	8,451
818	World Wrestling Entertainment, Inc., Class A	13,145
1,449	Youbet.com, Inc.*	4,231
916	Zumiez, Inc.*	10,012
		3,262,694
	Consumer Staples - 3.5%

1,333	AgFeed Industries, Inc.*	7,105
155	Alico, Inc.	4,032
2,921	Alliance One International, Inc.*	13,933
471	American Dairy, Inc.*	11,709
719	American Italian Pasta Co., Class A*	22,929
1,081	American Oriental Bioengineering, Inc.*	4,335
56	Arden Group, Inc., Class A	5,207
397	B&G Foods, Inc., Class A	3,398
3,201	Bare Escentuals, Inc.*	40,941
426	Boston Beer Co., Inc., Class A*	17,930
502	Calavo Growers, Inc.	8,474
655	Cal-Maine Foods, Inc.	17,973
1,501	Casey’s General Stores, Inc.	45,916
883	Chattem, Inc.*	58,137
503	China Sky One Medical, Inc.*	8,254
460	China-Biotics, Inc.*	6,504
202	Coca-Cola Bottling Co. Consolidated	9,563
3,974	Darling International, Inc.*	28,295
624	Diamond Foods, Inc.	19,269
146	Diedrich Coffee, Inc.*	4,836
138	Farmer Bros Co.	2,405
768	Female Health Co. (The)*	4,193
524	Hain Celestial Group, Inc. (The)*	9,086
445	HQ Sustainable Maritime Industries, Inc.*	3,164
128	Inter Parfums, Inc.	1,509
686	J&J Snack Foods Corp.	24,765
926	Lancaster Colony Corp.	44,189
1,341	Lance, Inc.	32,653
233	Lifeway Foods, Inc.*	2,633
625	Medifast, Inc.*	16,862
265	National Beverage Corp.*	2,849
2,388	Nu Skin Enterprises, Inc., Class A	63,951
34	Nutraceutical International Corp.*	406
262	Orchids Paper Products Co.*	4,847
764	Overhill Farms, Inc.*	4,401
127	Pantry, Inc. (The)*	1,877
770	Pricesmart, Inc.	14,468
445	Revlon, Inc., Class A*	8,054
372	Ruddick Corp.	9,903
982	Sanderson Farms, Inc.	39,447
74	Schiff Nutrition International, Inc.	431
2,341	Smart Balance, Inc.*	12,618
3,881	Star Scientific, Inc.*	2,173
56	Susser Holdings Corp.*	594
869	Synutra International, Inc.*	10,602
1,167	Tootsie Roll Industries, Inc.	29,665
2,074	United Natural Foods, Inc.*	52,286
88	Universal Corp.	3,776
304	USANA Health Sciences, Inc.*	9,755
1,874	Vector Group Ltd.	26,067
283	Village Super Market, Inc., Class A	8,552
554	WD-40 Co.	17,811
100	Weis Markets, Inc.	3,478
1,162	Zhongpin, Inc.*	15,815
		824,025
	Energy - 3.5%

37	Alon USA Energy, Inc.	266
440	Apco Oil and Gas International, Inc.	9,667
196	Approach Resources, Inc.*	1,372
1,845	Arena Resources, Inc.*	75,442
1,578	Atlas Energy, Inc.	40,555
399	ATP Oil & Gas Corp.*	6,364

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
140	Bolt Technology Corp.*	$1,533
3,569	BPZ Resources, Inc.*	25,982
2,188	Brigham Exploration Co.*	22,843
503	Cal Dive International, Inc.*	3,652
856	CARBO Ceramics, Inc.	50,778
1,349	Carrizo Oil & Gas, Inc.*	28,396
870	Cheniere Energy, Inc.*	1,653
1,720	Clean Energy Fuels Corp.*	20,124
553	Contango Oil & Gas Co.*	24,542
274	CREDO Petroleum Corp.*	2,606
420	Cubic Energy, Inc.*	483
84	CVR Energy, Inc.*	616
4,562	Delta Petroleum Corp.*	4,151
1,404	Dril-Quip, Inc.*	75,830
5,187	Endeavour International Corp.*	4,928
844	ENGlobal Corp.*	2,532
6,300	Evergreen Energy, Inc.*	1,903
2,053	FX Energy, Inc.*	5,071
189	Geokinetics, Inc.*	1,939
775	GMX Resources, Inc.*	9,052
999	Golar LNG Ltd.	12,557
36	Gulf Island Fabrication, Inc.	792
577	Gulfmark Offshore, Inc.*	15,729
1,194	Gulfport Energy Corp.*	11,355
586	Hercules Offshore, Inc.*	2,994
386	ION Geophysical Corp.*	2,100
52	Isramco, Inc.*	3,648
1,334	James River Coal Co.*	24,452
635	Lufkin Industries, Inc.	38,208
375	Matrix Service Co.*	3,210
3,669	McMoRan Exploration Co.*	26,637
55	Natural Gas Services Group, Inc.*	962
1,464	Northern Oil and Gas, Inc.*	13,396
347	Panhandle Oil and Gas, Inc., Class A	7,211
341	PHI, Inc. (Non-Voting)*	6,053
443	Pioneer Drilling Co.*	2,684
25	PrimeEnergy Corp.*	857
892	Rex Energy Corp.*	8,073
1,359	RPC, Inc.	13,128
1,296	Ship Finance International Ltd.	16,900
3,283	Sulphco, Inc.*	2,626
3,048	Syntroleum Corp.*	6,401
508	Teekay Tankers Ltd., Class A	4,049
1,946	Tetra Technologies, Inc.*	20,160
491	TGC Industries, Inc.*	1,974
972	Toreador Resources Corp.*	8,019
1,795	Uranerz Energy Corp.*	2,477
2,573	Uranium Energy Corp.*	8,156
178	Vaalco Energy, Inc.*	746
279	Venoco, Inc.*	3,111
1,558	W&T Offshore, Inc.	16,125
1,856	Warren Resources, Inc.*	4,436
107	Westmoreland Coal Co.*	722
1,906	Willbros Group, Inc.*	30,019
1,423	World Fuel Services Corp.	75,675
759	Zion Oil & Gas, Inc.*	4,645
		822,567
	Financials - 5.1%

442	Acadia Realty Trust (REIT)	7,191
1,988	Advance America Cash Advance Centers, Inc.	12,445
61	Alexander’s, Inc. (REIT)*	16,992
46	American Safety Insurance Holdings Ltd.*	691
142	Ames National Corp.	2,745
150	Amtrust Financial Services, Inc.	1,793
279	Arrow Financial Corp.	7,053
285	Asset Acceptance Capital Corp.*	1,664
89	Associated Estates Realty Corp. (REIT)	879
625	Assured Guaranty Ltd.	14,175
196	Bank of Marin Bancorp	6,370
42	Bank of the Ozarks, Inc.	1,116
1,050	BGC Partners, Inc., Class A	4,442
246	Bridge Bancorp, Inc.	5,186
2,512	Broadpoint Gleacher Securities, Inc.*	13,615
693	Brookline Bancorp, Inc.	6,590
71	Brooklyn Federal Bancorp, Inc.	770
59	Bryn Mawr Bank Corp.	887
73	Calamos Asset Management, Inc., Class A	767
645	Cardinal Financial Corp.	5,463
489	Cardtronics, Inc.*	5,403
1,116	Cathay General Bancorp	8,716
189	Centerstate Banks, Inc.	1,559
28	Cheviot Financial Corp.	196
46	Citizens Holding Co.	976
1,214	Citizens, Inc./TX*	7,466
69	City Holding Co.	2,251
46	Clifton Savings Bancorp, Inc.	409
198	CNB Financial Corp./PA	3,210
389	Cohen & Steers, Inc.	7,445
370	CompuCredit Holdings Corp.*	858
139	Cowen Group, Inc., Class A*	916
803	Crawford & Co., Class B*	3,084
268	Credit Acceptance Corp.*	9,270
68	Cypress Sharpridge Investments, Inc. (REIT)	891
69	Danvers Bancorp, Inc.	932
95	Diamond Hill Investment Group, Inc.	5,714
993	Dollar Financial Corp.*	24,249
782	Duff & Phelps Corp., Class A	13,271
676	DuPont Fabros Technology, Inc. (REIT)*	10,836
739	EastGroup Properties, Inc. (REIT)	28,023
1,194	eHealth, Inc.*	15,844
261	Enterprise Financial Services Corp.	2,002
536	Epoch Holding Corp.	5,146
759	Equity Lifestyle Properties, Inc. (REIT)	36,440
148	Evercore Partners, Inc., Class A	4,589
2,184	Ezcorp, Inc., Class A*	32,258
262	FBL Financial Group, Inc., Class A	4,619
79	FBR Capital Markets Corp.*	495
451	Financial Federal Corp.	12,222
1,111	First Cash Financial Services, Inc.*	21,220
542	First Financial Bankshares, Inc.	28,065
331	First Mercury Financial Corp.	4,290
41	First of Long Island Corp. (The)	986
203	GAMCO Investors, Inc., Class A	9,324
334	Getty Realty Corp. (REIT)	7,592
3,136	GFI Group, Inc.	15,241
47	Government Properties Income Trust (REIT)	1,174
109	Great Southern Bancorp, Inc.	2,450
53	Hallmark Financial Services*	408
182	Hancock Holding Co.	7,535
20	Heritage Financial Group	139
201	International Assets Holding Corp.*	3,319
35	Invesco Mortgage Capital, Inc. (REIT)	742
193	Investors Bancorp, Inc.*	2,127
214	Investors Real Estate Trust (REIT)	1,885
69	JMP Group, Inc.	621
782	KBW, Inc.*	19,229

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
172	Kearny Financial Corp.	$1,694
23	Kentucky First Federal Bancorp	277
2,281	Knight Capital Group, Inc., Class A*	33,394
98	Kohlberg Capital Corp.	470
356	Life Partners Holdings, Inc.	6,625
118	LTC Properties, Inc. (REIT)	3,034
215	Main Street Capital Corp.	3,051
1,534	MarketAxess Holdings, Inc.	19,098
105	Metro Bancorp, Inc.*	1,120
1,393	MF Global Ltd.*	8,762
680	Mid-America Apartment Communities, Inc. (REIT)	31,627
542	Nara Bancorp, Inc.	5,480
65	National Health Investors, Inc. (REIT)	2,144
281	Nelnet, Inc., Class A	4,881
357	NewStar Financial, Inc.*	1,178
738	Omega Healthcare Investors, Inc. (REIT)	13,350
2,042	optionsXpress Holdings, Inc.	31,243
386	Oritani Financial Corp.	5,026
118	Orrstown Financial Services, Inc.	3,900
31	Park National Corp.	1,854
66	Peapack Gladstone Financial Corp.	764
106	Penns Woods Bancorp, Inc.	3,344
62	PennyMac Mortgage Investment Trust (REIT)*	1,099
594	Penson Worldwide, Inc.*	5,328
593	Phoenix Cos, Inc. (The)*	1,471
428	Pico Holdings, Inc.*	12,814
740	Portfolio Recovery Associates, Inc.*	33,322
1,008	Potlatch Corp. (REIT)	29,676
1,102	PrivateBancorp, Inc.	10,899
150	Prudential Bancorp, Inc. of Pennsylvania	1,478
281	PS Business Parks, Inc. (REIT)	13,359
372	Pzena Investment Management, Inc., Class A*	2,652
165	QC Holdings, Inc.	891
482	Redwood Trust, Inc. (REIT)	6,926
43	Republic Bancorp, Inc./KY, Class A	811
103	Rewards Network, Inc.	1,179
1,063	Riskmetrics Group, Inc.*	15,871
377	RLI Corp.	19,012
165	Roma Financial Corp.	1,982
367	Safeguard Scientifics, Inc.*	3,391
78	Safety Insurance Group, Inc.	2,778
191	Saul Centers, Inc. (REIT)	5,894
1,586	Signature Bank/NY*	49,134
142	Southside Bancshares, Inc.	2,911
172	Starwood Property Trust, Inc. (REIT)	3,337
1,454	Stifel Financial Corp.*	78,109
316	Suffolk Bancorp	8,510
152	SVB Financial Group*	5,755
69	SWS Group, Inc.	858
222	SY Bancorp, Inc.	4,844
1,023	Tanger Factory Outlet Centers (REIT)	40,153
523	Tejon Ranch Co.*	13,917
65	Territorial Bancorp, Inc.*	1,104
1	Teton Advisors, Inc., Class A^	23
160	Texas Capital Bancshares, Inc.*	2,323
103	Thomas Weisel Partners Group, Inc.*	464
149	Tompkins Financial Corp.	5,945
1,735	Tower Group, Inc.	42,820
414	TradeStation Group, Inc.*	3,047
1,385	TrustCo Bank Corp. NY	8,532
542	U.S. Global Investors, Inc., Class A	6,970
100	UMH Properties, Inc. (REIT)	770
133	United Financial Bancorp, Inc.	1,708
285	Universal Health Realty Income Trust (REIT)	8,744
398	Universal Insurance Holdings, Inc.	2,177
492	ViewPoint Financial Group	6,435
313	Washington Real Estate Investment Trust (REIT)	8,169
797	Westamerica Bancorp.	42,400
243	Westwood Holdings Group, Inc.	8,449
59	Wilshire Bancorp, Inc.	414
		1,197,642
	Health Care - 20.5%

1,060	Abaxis, Inc.*	23,818
1,487	Abiomed, Inc.*	12,580
1,319	Accelrys, Inc.*	6,912
1,917	Accuray, Inc.*	9,911
1,836	Acorda Therapeutics, Inc.*	44,211
395	Acura Pharmaceuticals, Inc.*	1,663
1,203	Adolor Corp.*	1,817
668	Affymax, Inc.*	13,614
2,959	Affymetrix, Inc.*	14,026
524	Air Methods Corp.*	18,062
2,723	Akorn, Inc.*	4,411
2,818	Align Technology, Inc.*	46,102
4,566	Alkermes, Inc.*	41,003
1,169	Alliance HealthCare Services, Inc.*	6,920
360	Allied Healthcare International, Inc.*	1,066
55	Allion Healthcare, Inc.*	357
3,488	Allos Therapeutics, Inc.*	22,567
345	Almost Family, Inc.*	12,465
1,742	Alnylam Pharmaceuticals, Inc.*	29,283
1,593	Alphatec Holdings, Inc.*	7,232
821	AMAG Pharmaceuticals, Inc.*	30,697
1,246	Amedisys, Inc.*	46,152
398	America Service Group, Inc.	5,839
513	American Caresource Holdings, Inc.*	1,026
263	American Dental Partners, Inc.*	3,209
3,567	American Medical Systems Holdings, Inc.*	62,672
2,557	AMERIGROUP Corp.*	60,626
1,279	AMICAS, Inc.*	5,819
731	Amicus Therapeutics, Inc.*	2,456
1,575	AMN Healthcare Services, Inc.*	12,584
400	Analogic Corp.	16,204
335	Angiodynamics, Inc.*	5,209
689	Ardea Biosciences, Inc.*	9,274
4,476	Arena Pharmaceuticals, Inc.*	16,248
5,256	Ariad Pharmaceuticals, Inc.*	11,879
1,078	Arqule, Inc.*	3,870
2,324	Array Biopharma, Inc.*	3,997
1,006	ARYx Therapeutics, Inc.*	2,505
1,617	athenahealth, Inc.*	67,752
73	Atrion Corp.	9,892
2,288	ATS Medical, Inc.*	6,750
2,235	Auxilium Pharmaceuticals, Inc.*	77,934
2,933	AVANIR Pharmaceuticals, Inc., Class A*	4,898
4,635	AVI BioPharma, Inc.*	6,582
1,036	BioCryst Pharmaceuticals, Inc.*	8,402
684	Biodel, Inc.*	2,586
490	BioDelivery Sciences International, Inc.*	1,886
658	BioMimetic Therapeutics, Inc.*	7,008
572	Bio-Reference Labs, Inc.*	18,762
1,875	BioScrip, Inc.*	14,100
174	Biospecifics Technologies Corp.*	5,083

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,427	BMP Sunstone Corp.*	$5,808
821	Bovie Medical Corp.*	6,486
2,361	Bruker Corp.*	26,750
1,188	Cadence Pharmaceuticals, Inc.*	10,205
1,306	Cambrex Corp.*	6,909
436	Cantel Medical Corp.*	7,804
189	Caraco Pharmaceutical Laboratories Ltd.*	779
110	Cardiac Science Corp.*	247
1,148	CardioNet, Inc.*	5,591
459	Cardiovascular Systems, Inc.*	2,309
2,206	Cardium Therapeutics, Inc.*	1,279
1,773	Catalyst Health Solutions, Inc.*	60,300
807	Celera Corp.*	5,036
25,902	Cell Therapeutics, Inc.*	26,679
1,210	Celldex Therapeutics, Inc.*	5,469
1,128	Centene Corp.*	21,229
2,799	Cepheid, Inc.*	34,652
1,269	Chelsea Therapeutics International, Inc.*	2,804
1,089	Chemed Corp.	49,201
589	Chindex International, Inc.*	8,058
1,443	Clarient, Inc.*	3,680
555	Clinical Data, Inc.*	8,664
472	Computer Programs & Systems, Inc.	21,802
1,473	Conceptus, Inc.*	24,938
1,213	Continucare Corp.*	3,772
316	Cornerstone Therapeutics, Inc.*	1,687
358	Corvel Corp.*	10,701
136	Cross Country Healthcare, Inc.*	1,157
1,253	CryoLife, Inc.*	7,167
2,786	Cubist Pharmaceuticals, Inc.*	46,470
314	Cumberland Pharmaceuticals, Inc.*	4,506
3,074	Curis, Inc.*	8,023
181	Cutera, Inc.*	1,633
1,320	Cyberonics, Inc.*	23,760
1,839	Cypress Bioscience, Inc.*	9,747
2,113	Cytokinetics, Inc.*	6,550
1,411	Cytori Therapeutics, Inc.*	8,254
1,095	Delcath Systems, Inc.*	5,497
2,476	Depomed, Inc.*	8,097
2,217	DexCom, Inc.*	16,073
853	Dionex Corp.*	59,804
5,784	Discovery Laboratories, Inc.*	4,338
3,971	Durect Corp.*	8,935
3,472	Dyax Corp.*	12,951
2,713	Eclipsys Corp.*	49,756
970	Electro-Optical Sciences, Inc.*	10,185
482	Emergency Medical Services Corp., Class A*	23,256
789	Emergent Biosolutions, Inc.*	11,330
955	Emeritus Corp.*	14,936
2,332	Endologix, Inc.*	9,888
533	Ensign Group, Inc. (The)	7,371
886	EnteroMedics, Inc.*	452
1,183	Enzo Biochem, Inc.*	6,128
2,188	Enzon Pharmaceuticals, Inc.*	21,245
2,057	eResearchTechnology, Inc.*	12,136
393	Exactech, Inc.*	6,209
5,142	Exelixis, Inc.*	35,171
212	Facet Biotech Corp.*	3,481
679	Genomic Health, Inc.*	12,908
813	Genoptix, Inc.*	29,471
546	Gentiva Health Services, Inc.*	12,913
2,152	Geron Corp.*	11,169
802	Greatbatch, Inc.*	14,749
923	GTx, Inc.*	3,600
1,238	Haemonetics Corp.*	66,084
3,270	Halozyme Therapeutics, Inc.*	17,854
227	Hanger Orthopedic Group, Inc.*	3,028
987	Hansen Medical, Inc.*	2,527
1,125	Harvard Bioscience, Inc.*	4,016
1,149	Health Grades, Inc.*	5,021
4,266	HealthSouth Corp.*	74,826
85	Healthways, Inc.*	1,459
262	HeartWare International, Inc.*	8,232
5,677	Hemispherx Biopharma, Inc.*	6,812
95	Hi-Tech Pharmacal Co., Inc.*	1,781
1,249	HMS Holdings Corp.*	55,218
164	Home Diagnostics, Inc.*	946
7,864	Human Genome Sciences, Inc.*	218,776
616	ICU Medical, Inc.*	20,328
1,505	Idenix Pharmaceuticals, Inc.*	2,814
1,045	Idera Pharmaceuticals, Inc.*	5,152
3,405	Immucor, Inc.*	62,822
2,756	Immunogen, Inc.*	21,717
3,156	Immunomedics, Inc.*	9,784
2,929	Impax Laboratories, Inc.*	33,391
4,203	Incyte Corp.*	35,011
398	Infinity Pharmaceuticals, Inc.*	2,408
6,040	Insmed, Inc.*	4,651
2,965	Inspire Pharmaceuticals, Inc.*	17,256
1,392	Insulet Corp.*	17,066
910	Integra LifeSciences Holdings Corp.*	29,793
1,844	InterMune, Inc.*	19,805
604	Invacare Corp.	15,040
541	inVentiv Health, Inc.*	8,569
778	IPC The Hospitalist Co., Inc.*	24,476
866	IRIS International, Inc.*	9,699
4,501	Isis Pharmaceuticals, Inc.*	48,206
1,606	ISTA Pharmaceuticals, Inc.*	6,858
2,426	Javelin Pharmaceuticals, Inc.*	3,518
150	Kendle International, Inc.*	2,246
398	Kensey Nash Corp.*	9,269
945	KV Pharmaceutical Co., Class A*	3,175
273	Landauer, Inc.	15,528
489	Lannett Co., Inc.*	2,885
508	LCA-Vision, Inc.*	2,799
2,702	Lexicon Pharmaceuticals, Inc.*	4,215
732	LHC Group, Inc.*	22,524
5,473	Ligand Pharmaceuticals, Inc., Class B*	10,837
1,999	Luminex Corp.*	27,386
837	MAKO Surgical Corp.*	7,131
2,793	MannKind Corp.*	20,277
437	MAP Pharmaceuticals, Inc.*	3,955
286	Martek Biosciences Corp.*	4,976
2,451	Masimo Corp.*	64,608
458	Matrixx Initiatives, Inc.*	1,919
1,025	Maxygen, Inc.*	5,576
1,907	MedAssets, Inc.*	44,509
543	Medical Action Industries, Inc.*	6,929
1,799	Medicines Co. (The)*	14,104
384	Medicis Pharmaceutical Corp., Class A	9,059
284	Medidata Solutions, Inc.*	4,814
1,387	Medivation, Inc.*	42,581
1,330	Merge Healthcare, Inc.*	4,070
1,959	Meridian Bioscience, Inc.	40,571
1,347	Merit Medical Systems, Inc.*	22,199
936	Metabolix, Inc.*	10,455
1,951	Metropolitan Health Networks, Inc.*	3,863
2,772	Micromet, Inc.*	18,933
760	Micrus Endovascular Corp.*	9,994
1,760	MiddleBrook Pharmaceuticals, Inc.*	1,109

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
821	Molecular Insight Pharmaceuticals, Inc.*	$2,709
1,898	Momenta Pharmaceuticals, Inc.*	18,885
522	MWI Veterinary Supply, Inc.*	19,361
1,067	Myriad Pharmaceuticals, Inc.*	5,346
1,808	Nabi Biopharmaceuticals*	8,932
618	Nanosphere, Inc.*	3,646
170	National Healthcare Corp.	5,952
79	National Research Corp.	1,691
1,004	Natus Medical, Inc.*	13,373
4,471	Nektar Therapeutics*	38,942
638	Neogen Corp.*	20,761
1,885	Neurocrine Biosciences, Inc.*	3,827
500	NeurogesX, Inc.*	4,005
578	NovaMed, Inc.*	2,196
3,225	Novavax, Inc.*	9,675
2,296	NPS Pharmaceuticals, Inc.*	7,232
1,763	NuVasive, Inc.*	57,209
1,110	NxStage Medical, Inc.*	7,515
833	Obagi Medical Products, Inc.*	9,380
792	Odyssey HealthCare, Inc.*	11,508
1,306	Omnicell, Inc.*	13,321
212	OncoGenex Pharmaceutical, Inc.*	6,686
2,980	Onyx Pharmaceuticals, Inc.*	85,258
2,113	Opko Health, Inc.*	3,698
1,383	Optimer Pharmaceuticals, Inc.*	15,185
2,073	OraSure Technologies, Inc.*	7,960
1,284	Orexigen Therapeutics, Inc.*	8,564
826	Orthofix International N.V.*	24,986
3,195	Orthovita, Inc.*	11,534
811	Osiris Therapeutics, Inc.*	5,466
1,609	Owens & Minor, Inc.	62,413
1,781	OXiGENE, Inc.*	2,066
1,680	Pain Therapeutics, Inc.*	8,635
636	Palomar Medical Technologies, Inc.*	5,819
2,780	Parexel International Corp.*	33,388
5,775	PDL BioPharma, Inc.	37,537
1,010	Pharmasset, Inc.*	20,190
1,471	PharMerica Corp.*	22,139
2,082	Phase Forward, Inc.*	31,771
1,112	Poniard Pharmaceuticals, Inc.*	2,346
1,264	Pozen, Inc.*	8,924
977	Progenics Pharmaceuticals, Inc.*	3,781
1,670	Protalix BioTherapeutics, Inc.*	16,466
511	Providence Service Corp. (The)*	7,144
2,867	PSS World Medical, Inc.*	55,476
1,843	Psychiatric Solutions, Inc.*	40,841
1,140	Quality Systems, Inc.	67,819
2,775	Questcor Pharmaceuticals, Inc.*	11,932
1,246	Quidel Corp.*	15,662
1,292	RadNet, Inc.*	2,868
3,044	Regeneron Pharmaceuticals, Inc.*	55,857
702	RehabCare Group, Inc.*	19,775
1,485	Repligen Corp.*	6,980
606	Repros Therapeutics, Inc.*	427
2,406	Rigel Pharmaceuticals, Inc.*	18,213
483	Rochester Medical Corp.*	5,299
823	Rockwell Medical Technologies, Inc.*	5,111
945	RTI Biologics, Inc.*	3,856
2,329	Salix Pharmaceuticals Ltd.*	53,101
2,139	Sangamo Biosciences, Inc.*	11,572
2,506	Santarus, Inc.*	9,999
3,220	Savient Pharmaceuticals, Inc.*	43,245
1,726	Sciclone Pharmaceuticals, Inc.*	3,694
4,021	Seattle Genetics, Inc.*	37,315
2,953	Sequenom, Inc.*	12,107
1,253	SIGA Technologies, Inc.*	11,340
820	Sirona Dental Systems, Inc.*	23,862
583	Somanetics Corp.*	8,354
828	SonoSite, Inc.*	18,705
1,556	Spectranetics Corp.*	8,698
2,087	Spectrum Pharmaceuticals, Inc.*	9,183
4,988	StemCells, Inc.*	5,188
1,492	Stereotaxis, Inc.*	5,565
2,826	STERIS Corp.	91,308
521	Sucampo Pharmaceuticals, Inc., Class A*	1,725
1,826	SuperGen, Inc.*	4,784
745	SurModics, Inc.*	16,651
382	Symmetry Medical, Inc.*	3,064
557	Synovis Life Technologies, Inc.*	6,773
792	Synta Pharmaceuticals Corp.*	3,152
2,575	Theravance, Inc.*	33,887
2,728	Thoratec Corp.*	81,267
1,059	TomoTherapy, Inc.*	3,622
635	TranS1, Inc.*	2,127
304	Transcend Services, Inc.*	5,600
49	Triple-S Management Corp., Class B*	787
257	U.S. Physical Therapy, Inc.*	3,755
155	Utah Medical Products, Inc.	4,554
1,286	Vanda Pharmaceuticals, Inc.*	13,580
320	Varian, Inc.*	16,381
781	Vascular Solutions, Inc.*	6,350
2,061	Vical, Inc.*	5,894
750	Viropharma, Inc.*	5,670
306	Virtual Radiologic Corp.*	4,006
480	Vital Images, Inc.*	6,067
3,882	Vivus, Inc.*	31,522
1,767	Volcano Corp.*	26,028
1,583	West Pharmaceutical Services, Inc.	61,025
1,837	Wright Medical Group, Inc.*	33,066
1,442	XenoPort, Inc.*	23,750
186	Young Innovations, Inc.	4,509
893	Zoll Medical Corp.*	21,977
1,812	Zymogenetics, Inc.*	11,071
		4,852,934
	Industrials - 12.4%

625	3D Systems Corp.*	6,831
604	AAON, Inc.	11,440
160	AAR Corp.*	2,986
500	ABM Industries, Inc.	9,215
1,546	Acacia Research - Acacia Technologies*	11,672
1,513	Actuant Corp., Class A	24,707
1,598	Acuity Brands, Inc.	51,583
1,017	Administaff, Inc.	22,669
2,684	Advanced Battery Technologies, Inc.*	9,313
750	Advisory Board Co. (The)*	19,650
642	Aerovironment, Inc.*	18,451
1,647	Air Transport Services Group, Inc.*	3,706
6,502	AirTran Holdings, Inc.*	26,788
97	Alaska Air Group, Inc.*	2,900
740	Allegiant Travel Co.*	30,510
171	Altra Holdings, Inc.*	1,924
876	American Ecology Corp.	14,182
1,557	American Reprographics Co.*	8,657
438	American Science & Engineering, Inc.	30,463
2,098	American Superconductor Corp.*	69,654
206	Ampco-Pittsburgh Corp.	6,023
1,228	APAC Customer Services, Inc.*	6,422
91	Apogee Enterprises, Inc.	1,246
627	Applied Signal Technology, Inc.	12,396
357	Argan, Inc.*	4,595

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
556	Argon ST, Inc.*	$9,997
169	Ascent Solar Technologies, Inc.*	752
370	Astronics Corp.*	2,916
707	ATC Technology Corp.*	15,568
2,869	Avis Budget Group, Inc.*	27,973
586	AZZ, Inc.*	19,836
717	Badger Meter, Inc.	25,224
440	Baldor Electric Co.	11,330
1,804	Beacon Roofing Supply, Inc.*	27,727
605	Blount International, Inc.*	5,838
1,515	Broadwind Energy, Inc.*	10,832
552	Builders FirstSource, Inc.*	2,103
2,117	CBIZ, Inc.*	14,565
68	CDI Corp.	808
870	Celadon Group, Inc.*	8,326
2,588	Cenveo, Inc.*	19,876
1,213	Chart Industries, Inc.*	20,136
35	Chase Corp.	373
675	China Fire & Security Group, Inc.*	8,539
914	CLARCOR, Inc.	29,129
985	Clean Harbors, Inc.*	52,717
326	Colfax Corp.*	4,049
1,648	Corporate Executive Board Co. (The)	34,542
960	CoStar Group, Inc.*	38,141
449	CRA International, Inc.*	11,167
754	Cubic Corp.	26,254
1,343	Deluxe Corp.	17,325
1,081	Diamond Management & Technology Consultants, Inc.	7,037
710	DigitalGlobe, Inc.*	16,337
333	Dynamex, Inc.*	5,794
621	Dynamic Materials Corp.	11,880
170	DynCorp International, Inc., Class A*	2,377
997	EMCOR Group, Inc.*	23,729
2,311	Ener1, Inc.*	13,542
1,866	Energy Conversion Devices, Inc.*	18,511
1,620	Energy Recovery, Inc.*	9,056
338	EnergySolutions, Inc.	2,900
676	EnerNOC, Inc.*	17,887
1,265	ESCO Technologies, Inc.*	42,251
467	Esterline Technologies Corp.*	18,862
4,827	Evergreen Solar, Inc.*	6,758
657	Exponent, Inc.*	17,732
795	Flanders Corp.*	3,760
1,897	Flow International Corp.*	4,761
3,380	Force Protection, Inc.*	17,441
669	Forward Air Corp.	15,160
511	Franklin Covey Co.*	2,754
679	Fuel Tech, Inc.*	5,819
2,885	FuelCell Energy, Inc.*	8,828
1,184	Furmanite Corp.*	3,884
2,436	GenCorp, Inc.*	19,025
1,792	Genesee & Wyoming, Inc., Class A*	55,767
1,983	Geo Group, Inc. (The)*	39,422
850	GeoEye, Inc.*	26,495
438	Gorman-Rupp Co. (The)	10,906
475	GP Strategies Corp.*	2,888
2,255	GrafTech International Ltd.*	33,171
320	Graham Corp.	5,933
222	Granite Construction, Inc.	6,653
1,801	Great Lakes Dredge & Dock Corp.	10,608
1,521	GT Solar International, Inc.*	7,210
728	Harbin Electric, Inc.*	14,575
2,494	Hawaiian Holdings, Inc.*	15,587
2,093	Healthcare Services Group, Inc.	41,211
1,533	Heartland Express, Inc.	22,612
1,116	HEICO Corp.	41,794
123	Heritage-Crystal Clean, Inc.*	1,273
2,601	Herman Miller, Inc.	39,509
4,666	Hexcel Corp.*	49,226
1,066	Hill International, Inc.*	6,513
1,578	HNI Corp.	39,876
376	Houston Wire & Cable Co.	4,177
860	HUB Group, Inc., Class A*	22,747
37	Hurco Cos., Inc.*	527
1,038	Huron Consulting Group, Inc.*	23,666
426	ICF International, Inc.*	11,502
358	ICT Group, Inc.*	5,717
815	II-VI, Inc.*	23,211
983	Innerworkings, Inc.*	5,053
2,345	Interface, Inc., Class A	18,010
1,069	Kaman Corp.	24,213
134	Kelly Services, Inc., Class A*	1,406
2,182	Knight Transportation, Inc.	37,116
2,271	Knoll, Inc.	22,074
131	Korn/Ferry International*	2,125
94	K-Tron International, Inc.*	9,010
474	LaBarge, Inc.*	5,290
563	Lindsay Corp.	19,756
209	LMI Aerospace, Inc.*	2,226
742	Marten Transport Ltd.*	12,510
1,810	MasTec, Inc.*	23,096
159	McGrath RentCorp.	3,287
554	Met-Pro Corp.	5,041
378	Michael Baker Corp.*	14,383
3,680	Microvision, Inc.*	11,997
790	Middleby Corp.*	35,431
1,193	Mine Safety Appliances Co.	29,515
444	Mobile Mini, Inc.*	6,753
453	Multi-Color Corp.	4,997
831	MYR Group, Inc.*	12,980
2,412	Navigant Consulting, Inc.*	31,959
745	NCI Building Systems, Inc.*	1,386
549	Nordson Corp.	29,432
444	North American Galvanizing & Coating, Inc.*	2,167
2,833	Odyssey Marine Exploration, Inc.*	4,023
218	Old Dominion Freight Line, Inc.*	5,773
133	Omega Flex, Inc.	2,206
187	On Assignment, Inc.*	1,186
2,725	Orbital Sciences Corp.*	34,144
1,293	Orion Marine Group, Inc.*	23,908
39	Patriot Transportation Holding, Inc.*	3,645
2,608	Perma-Fix Environmental Services*	5,998
367	Pike Electric Corp.*	3,362
633	PMFG, Inc.*	9,368
346	Polypore International, Inc.*	4,072
163	Portec Rail Products, Inc.	1,444
377	Powell Industries, Inc.*	13,233
360	Power-One, Inc.*	1,325
238	PowerSecure International, Inc.*	1,964
100	Preformed Line Products Co.	4,045
394	Primoris Services Corp.	2,979
1,069	Quanex Building Products Corp.	17,328
773	Raven Industries, Inc.	20,863
995	RBC Bearings, Inc.*	23,044
331	Republic Airways Holdings, Inc.*	2,254
2,174	Resources Connection, Inc.*	41,893
95	Robbins & Myers, Inc.	2,184
2,119	Rollins, Inc.	37,655
2,369	RSC Holdings, Inc.*	15,067
348	Rush Enterprises, Inc., Class A*	3,748
2,879	Satcon Technology Corp.*	5,758
65	Sauer-Danfoss, Inc.	562

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
319	School Specialty, Inc.*	$7,273
1,425	Simpson Manufacturing Co., Inc.	35,425
434	SmartHeat, Inc.*	5,737
67	Standard Parking Corp.*	1,079
638	Standard Register Co. (The)	2,884
553	Stanley, Inc.*	14,754
56	Sterling Construction Co., Inc.*	969
246	Sun Hydraulics Corp.	5,818
1,674	SYKES Enterprises, Inc.*	41,097
38	TAL International Group, Inc.	519
2,993	Taser International, Inc.*	12,660
862	Team, Inc.*	14,137
572	Teledyne Technologies, Inc.*	19,173
901	Tennant Co.	24,525
2,908	Tetra Tech, Inc.*	76,597
574	Titan Machinery, Inc.*	6,446
659	Trex Co., Inc.*	11,816
438	Trimas Corp.*	1,967
7,594	UAL Corp.*	58,929
550	Ultralife Corp.*	2,024
263	USA Truck, Inc.*	2,998
2,057	Valence Technology, Inc.*	2,201
109	Viad Corp.	2,013
373	Vicor Corp.*	3,059
157	VSE Corp.	7,136
98	Waste Services, Inc.*	780
1,182	Watsco, Inc.	59,289
1,688	Watson Wyatt Worldwide, Inc., Class A	69,782
2,345	Woodward Governor Co.	54,545
		2,922,763
	Information Technology - 22.7%

15,332	3Com Corp.*	112,997
1,329	3PAR, Inc.*	13,622
1,691	ACI Worldwide, Inc.*	27,868
1,876	Acme Packet, Inc.*	19,248
388	Actel Corp.*	4,524
735	ActivIdentity Corp.*	1,566
2,160	Actuate Corp.*	8,705
2,686	Acxiom Corp.*	30,996
913	ADC Telecommunications, Inc.*	5,597
2,077	ADTRAN, Inc.	43,887
2,073	Advanced Analogic Technologies, Inc.*	6,634
1,252	Advanced Energy Industries, Inc.*	13,684
740	Advent Software, Inc.*	28,061
701	Airvana, Inc.*	4,255
988	American Software, Inc., Class A	6,047
5,279	Amkor Technology, Inc.*	29,298
2,443	Anadigics, Inc.*	7,524
623	Anaren, Inc.*	8,579
219	Anixter International, Inc.*	9,465
3,184	Applied Micro Circuits Corp.*	23,657
889	ArcSight, Inc.*	20,225
4,224	Ariba, Inc.*	45,788
4,513	Arris Group, Inc.*	45,085
6,115	Art Technology Group, Inc.*	24,705
2,846	Aruba Networks, Inc.*	22,768
1,412	AsiaInfo Holdings, Inc.*	34,721
2,952	Atheros Communications, Inc.*	84,043
448	ATMI, Inc.*	6,966
272	Avid Technology, Inc.*	3,237
284	Avocent Corp.*	7,094
359	Benchmark Electronics, Inc.*	6,473
1,714	BigBand Networks, Inc.*	6,153
2,117	Blackbaud, Inc.	47,124
1,530	Blackboard, Inc.*	63,847
1,907	Blue Coat Systems, Inc.*	50,402
1,212	Bottomline Technologies, Inc.*	19,501
2,418	Brightpoint, Inc.*	17,361
120	Cabot Microelectronics Corp.*	3,671
165	CACI International, Inc., Class A*	7,659
659	Callidus Software, Inc.*	1,825
396	Cass Information Systems, Inc.	11,151
1,753	Cavium Networks, Inc.*	35,358
810	Ceva, Inc.*	9,428
451	Checkpoint Systems, Inc.*	6,395
1,121	China Information Security Technology, Inc.*	6,692
1,712	China Security & Surveillance Technology, Inc.*	10,323
420	China TransInfo Technology Corp.*	3,116
1,459	Chordiant Software, Inc.*	4,071
3,152	Cirrus Logic, Inc.*	17,115
2,063	Cogent, Inc.*	17,597
345	Cognex Corp.	5,679
2,009	CommVault Systems, Inc.*	41,787
811	Compellent Technologies, Inc.*	16,844
464	Computer Task Group, Inc.*	2,863
1,040	comScore, Inc.*	16,650
1,361	Comtech Telecommunications Corp.*	39,115
921	Comverge, Inc.*	9,468
1,922	Concur Technologies, Inc.*	71,229
1,158	Constant Contact, Inc.*	20,682
102	CPI International, Inc.*	985
1,190	Cray, Inc.*	8,318
1,016	CSG Systems International, Inc.*	19,670
86	CTS Corp.	797
3,338	Cybersource Corp.*	57,313
1,409	Daktronics, Inc.	11,934
108	DDi Corp.*	417
1,813	DealerTrack Holdings, Inc.*	30,930
841	Deltek, Inc.*	6,400
969	DemandTec, Inc.*	8,547
1,002	DG FastChannel, Inc.*	27,004
759	Dice Holdings, Inc.*	4,083
422	Digi International, Inc.*	3,330
1,486	Digital River, Inc.*	37,492
1,541	Diodes, Inc.*	27,029
982	DivX, Inc.*	4,989
758	Double-Take Software, Inc.*	6,670
841	DTS, Inc.*	25,348
634	Earthlink, Inc.	5,218
326	Ebix, Inc.*	16,923
1,116	Echelon Corp.*	12,343
314	eLoyalty Corp.*	2,198
606	EMS Technologies, Inc.*	7,805
3,704	Emulex Corp.*	36,077
2,549	Entropic Communications, Inc.*	7,392
1,566	EPIQ Systems, Inc.*	20,280
10	ePlus, Inc.*	158
2,060	Euronet Worldwide, Inc.*	43,754
155	Exar Corp.*	1,088
720	ExlService Holdings, Inc.*	11,678
1,660	FalconStor Software, Inc.*	6,408
730	FARO Technologies, Inc.*	14,242
1,666	FEI Co.*	40,684
2,247	Formfactor, Inc.*	38,087
754	Forrester Research, Inc.*	18,888
2,862	Gartner, Inc.*	54,149
1,647	Global Cash Access Holdings, Inc.*	12,254
916	GSE Systems, Inc.*	4,360
1,337	GSI Commerce, Inc.*	29,869

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
931	Hackett Group, Inc. (The)*	$2,476
3,539	Harmonic, Inc.*	17,907
1,811	Heartland Payment Systems, Inc.	19,360
1,035	Hittite Microwave Corp.*	39,040
428	Hughes Communications, Inc.*	11,000
636	i2 Technologies, Inc.*	11,702
317	ICx Technologies, Inc.*	1,588
1,098	iGate Corp.	10,486
137	Imation Corp.	1,202
377	Imergent, Inc.	2,315
1,350	Immersion Corp.*	5,400
4,058	Infinera Corp.*	33,397
900	infoGROUP, Inc.*	7,290
4,212	Informatica Corp.*	94,559
955	Infospace, Inc.*	7,812
1,036	Innodata Isogen, Inc.*	5,418
284	Insight Enterprises, Inc.*	2,883
221	Integral Systems, Inc.*	1,965
1,030	Intellon Corp.*	7,632
609	Interactive Intelligence, Inc.*	10,511
2,113	InterDigital, Inc.*	50,268
2,997	Intermec, Inc.*	36,833
696	Internet Brands, Inc., Class A*	4,809
1,041	Internet Capital Group, Inc.*	6,694
1,116	IPG Photonics Corp.*	16,707
1,248	Isilon Systems, Inc.*	7,426
1,516	Ixia*	10,051
951	IXYS Corp.*	6,124
1,981	j2 Global Communications, Inc.*	39,382
4,048	Jack Henry & Associates, Inc.	92,497
948	JDA Software Group, Inc.*	22,259
1,089	Kenexa Corp.*	11,816
293	Keynote Systems, Inc.	3,126
1,454	Knot, Inc. (The)*	13,871
3,261	Kopin Corp.*	14,055
3,302	Kulicke & Soffa Industries, Inc.*	14,991
639	KVH Industries, Inc.*	7,713
2,829	L-1 Identity Solutions, Inc.*	17,370
461	Lattice Semiconductor Corp.*	1,010
2,703	Lawson Software, Inc.*	17,705
1,586	Limelight Networks, Inc.*	5,440
2,774	Lionbridge Technologies, Inc.*	5,520
726	Liquidity Services, Inc.*	5,968
1,994	LivePerson, Inc.*	12,642
262	LogMeIn, Inc.*	4,671
973	LoopNet, Inc.*	9,915
518	Loral Space & Communications, Inc.*	17,151
1,112	Manhattan Associates, Inc.*	26,199
841	Mantech International Corp., Class A*	36,399
518	Marchex, Inc., Class B	2,404
775	MAXIMUS, Inc.	36,030
1,084	Maxwell Technologies, Inc.*	17,821
59	MEMSIC, Inc.*	195
373	Mentor Graphics Corp.*	2,749
1,247	MercadoLibre, Inc.*	61,552
197	Methode Electronics, Inc.	1,568
895	Micrel, Inc.	6,399
3,924	Microsemi Corp.*	59,763
438	MicroStrategy, Inc., Class A*	38,356
1,531	Microtune, Inc.*	2,664
2,176	MIPS Technologies, Inc.*	8,182
120	ModusLink Global Solutions, Inc.*	970
3,409	MoneyGram International, Inc.*	8,454
1,638	Monolithic Power Systems, Inc.*	35,217
7,451	Move, Inc.*	11,475
87	MTS Systems Corp.	2,242
475	Multi-Fineline Electronix, Inc.*	11,842
315	NCI, Inc., Class A*	7,925
1,502	Net 1 UEPS Technologies, Inc.*	28,057
2,280	Netezza Corp.*	23,119
429	Netgear, Inc.*	8,516
875	Netlogic Microsystems, Inc.*	35,700
1,034	Netscout Systems, Inc.*	13,018
806	NetSuite, Inc.*	11,252
707	Network Equipment Technologies, Inc.*	2,425
2,434	NIC, Inc.	21,078
1,472	Novatel Wireless, Inc.*	12,335
225	NVE Corp.*	8,471
808	Online Resources Corp.*	4,444
145	OpenTable, Inc.*	3,838
1,192	Openwave Systems, Inc.*	2,813
719	Oplink Communications, Inc.*	12,396
634	Opnet Technologies, Inc.	6,670
221	Opnext, Inc.*	404
592	OSI Systems, Inc.*	12,095
7,063	Palm, Inc.*	77,057
276	PAR Technology Corp.*	1,493
5,598	Parametric Technology Corp.*	84,306
620	Park Electrochemical Corp.	14,663
1,421	Parkervision, Inc.*	2,586
134	PC Mall, Inc.*	776
120	PC-Tel, Inc.*	686
726	Pegasystems, Inc.	20,858
300	Perficient, Inc.*	2,514
1,690	Phoenix Technologies Ltd.*	4,445
2,083	Plantronics, Inc.	48,221
638	Plexus Corp.*	17,328
1,624	PLX Technology, Inc.*	4,969
1,605	Polycom, Inc.*	34,604
1,152	Power Integrations, Inc.	38,696
1,930	Progress Software Corp.*	46,494
922	PROS Holdings, Inc.*	7,192
605	QAD, Inc.	3,358
10,155	Quantum Corp.*	24,778
310	Quest Software, Inc.*	5,217
3,210	Rackspace Hosting, Inc.*	59,417
1,328	Radiant Systems, Inc.*	12,868
1,128	Radisys Corp.*	10,524
1,961	RAE Systems, Inc.*	1,510
2,063	RealNetworks, Inc.*	6,746
315	Renaissance Learning, Inc.	3,418
11,883	RF Micro Devices, Inc.*	51,335
1,052	RightNow Technologies, Inc.*	14,875
2,644	Riverbed Technology, Inc.*	53,832
618	Rofin-Sinar Technologies, Inc.*	14,078
169	Rogers Corp.*	4,759
303	Rosetta Stone, Inc.*	5,342
605	Rubicon Technology, Inc.*	10,539
575	Rudolph Technologies, Inc.*	3,738
2,553	S1 Corp.*	15,216
1,188	Saba Software, Inc.*	5,002
4,077	Sapient Corp.*	30,007
1,746	SAVVIS, Inc.*	21,860
75	Scansource, Inc.*	1,745
795	Seachange International, Inc.*	4,436
193	Semitool, Inc.*	2,117
2,950	Semtech Corp.*	47,259
2,135	ShoreTel, Inc.*	10,910
934	Sigma Designs, Inc.*	10,909
156	Silicon Graphics International Corp.*	944
8,090	Skyworks Solutions, Inc.*	99,588
1,371	Smith Micro Software, Inc.*	8,678
585	SolarWinds, Inc.*	10,852

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,359	Solera Holdings, Inc.	$117,431
191	SonicWALL, Inc.*	1,488
1,072	Sourcefire, Inc.*	21,043
573	SRA International, Inc., Class A*	10,343
562	SRS Labs, Inc.*	3,895
273	Standard Microsystems Corp.*	5,253
1,893	Starent Networks Corp.*	65,290
101	StarTek, Inc.*	700
1,192	STEC, Inc.*	14,769
975	Stratasys, Inc.*	14,479
2,233	SuccessFactors, Inc.*	33,629
753	Super Micro Computer, Inc.*	7,334
530	Supertex, Inc.*	12,678
521	support.com, Inc.*	1,235
984	Switch & Data Facilities Co., Inc.*	18,165
1,308	Symyx Technologies, Inc.*	5,559
1,659	Synaptics, Inc.*	44,693
801	Synchronoss Technologies, Inc.*	10,798
187	SYNNEX Corp.*	5,294
622	Syntel, Inc.	23,530
509	Take-Two Interactive Software, Inc.*	5,726
1,509	Taleo Corp., Class A*	31,176
699	Techwell, Inc.*	8,150
1,074	Tekelec*	15,272
1,847	TeleCommunication Systems, Inc., Class A*	15,570
1,567	TeleTech Holdings, Inc.*	30,227
2,804	Terremark Worldwide, Inc.*	17,132
2,351	Tessera Technologies, Inc.*	55,648
2,433	THQ, Inc.*	11,922
3,063	TIBCO Software, Inc.*	26,342
440	Tier Technologies, Inc., Class B*	3,366
5,050	TiVo, Inc.*	49,995
1,217	TNS, Inc.*	30,486
267	Travelzoo, Inc.*	3,775
323	Trident Microsystems, Inc.*	610
4,030	TriQuint Semiconductor, Inc.*	21,923
1,509	Tyler Technologies, Inc.*	30,150
1,176	Ultimate Software Group, Inc.*	31,670
1,142	Ultratech, Inc.*	15,052
689	Unica Corp.*	4,685
114	Unisys Corp.*	3,658
1,410	Universal Display Corp.*	15,059
4,201	ValueClick, Inc.*	39,615
1,007	VASCO Data Security International, Inc.*	6,626
874	Veeco Instruments, Inc.*	23,869
3,487	VeriFone Holdings, Inc.*	46,238
1,256	Viasat, Inc.*	38,496
62	Virage Logic Corp.*	347
474	Virtusa Corp.*	4,157
802	Vocus, Inc.*	13,105
1,093	Volterra Semiconductor Corp.*	18,024
2,139	Websense, Inc.*	33,647
1,855	Wright Express Corp.*	54,110
3,060	Zix Corp.*	4,835
1,885	Zoran Corp.*	17,229
		5,378,773
	Materials - 2.1%

243	AEP Industries, Inc.*	9,183
2,221	Allied Nevada Gold Corp.*	28,873
254	AMCOL International Corp.	6,922
120	American Vanguard Corp.	882
193	Arch Chemicals, Inc.	5,174
885	Balchem Corp.	28,214
669	Boise, Inc.*	3,271
38	Bway Holding Co.*	605
2,644	Calgon Carbon Corp.*	36,990
480	China Green Agriculture, Inc.*	7,680
46	Clearwater Paper Corp.*	2,260
396	Deltic Timber Corp.	15,135
397	General Steel Holdings, Inc.*	1,592
397	Hawkins, Inc.	8,670
626	Koppers Holdings, Inc.	17,685
1,267	Landec Corp.*	7,957
832	LSB Industries, Inc.*	10,167
487	NewMarket Corp.	50,999
291	NL Industries, Inc.	1,985
355	Olin Corp.	5,953
2,118	Omnova Solutions, Inc.*	14,021
3,143	Paramount Gold and Silver Corp.*	4,086
794	PolyOne Corp.*	5,701
1,621	Rock-Tenn Co., Class A	73,221
677	Silgan Holdings, Inc.	36,267
327	Stepan Co.	20,509
266	Stillwater Mining Co.*	2,532
68	United States Lime & Minerals, Inc.*	2,324
786	Wausau Paper Corp.	7,978
2,662	Worthington Industries, Inc.	31,172
1,027	WR Grace & Co.*	23,477
1,040	Zep, Inc.	18,387
		489,872
	Telecommunication Services - 1.3%

596	AboveNet, Inc.*	30,575
2,133	Alaska Communications Systems Group, Inc.	15,592
1,120	Cbeyond, Inc.*	14,459
1,889	Cincinnati Bell, Inc.*	5,629
2,142	Cogent Communications Group, Inc.*	18,228
586	Consolidated Communications Holdings, Inc.	8,907
1,161	General Communication, Inc., Class A*	7,012
1,205	Global Crossing Ltd.*	13,617
630	HickoryTech Corp.	5,160
1,306	inContact, Inc.*	3,017
235	Iowa Telecommunications Services, Inc.	3,736
759	iPCS, Inc.*	18,224
1,587	Neutral Tandem, Inc.*	36,612
1,460	NTELOS Holdings Corp.	24,543
5,931	PAETEC Holding Corp.*	21,767
2,260	Premiere Global Services, Inc.*	17,086
1,144	Shenandoah Telecommunications Co.	19,219
2,743	Syniverse Holdings, Inc.*	43,504
987	USA Mobility, Inc.	9,850
		316,737
	Utilities - 0.2%

606	Cadiz, Inc.*	7,841
73	California Water Service Group	2,670
24	Connecticut Water Service, Inc.	545
233	Consolidated Water Co., Ltd.	3,052
329	New Jersey Resources Corp.	11,591
41	Pennichuck Corp.	947
221	Piedmont Natural Gas Co., Inc.	5,238
168	South Jersey Industries, Inc.	6,058
2,343	U.S. Geothermal, Inc.*	3,538
231	York Water Co.	3,370
		44,850
	Total Common Stocks (Cost $17,411,453)	20,112,857

See accompanying notes to the financial statements.

No. of Warrants		Value
	Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	$—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a) - 8.7%
$57,638	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $57,638(b)	57,638
115,275	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $115,276(c)	115,275
345,825	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $345,829 (d)	345,825
69,309	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $69,309 (e)	69,309
121,039	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $121,040 (f)	121,039
230,550	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $230,555 (g)	230,550
57,638	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $57,638 (h)	57,638
345,825	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $345,827 (i)	345,825
288,188	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $288,189(j)	288,188
172,913	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $172,914(k)	172,913
266,074	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $266,075(l)	266,074
	Total Repurchase Agreements (Cost $2,070,274)	2,070,274
	Total Investment Securities (Cost $19,481,727) — 93.8%	22,183,131
	Other assets less liabilities — 6.2%	1,461,107
	Net Assets — 100.0%	$23,644,238

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2009, the value of these securities amounted to $23 or 0.00% of net assets.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $8,257,378.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $58,791. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $117,581. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $352,743. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $70,695. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $123,461. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $235,161. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $58,791. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $352,742. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $293,952. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $176,372. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $271,396. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$978,913
Aggregate gross unrealized depreciation	(1,560,134)
Net unrealized depreciation	$(581,221)
Federal income tax cost of investments	$22,764,352

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000 Growth® Index	$4,391,007	$1,419,447

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000 Growth® Index	7,040,290	(395,955)

Equity Index Swap Agreement with Societe Generale, based on Russell 2000 Growth® Index	7,802,501	1,837,400

Equity Index Swap Agreement with UBS AG, based on Russell 2000 Growth® Index	7,917,121	(389,780)

		$2,471,112

See accompanying notes to the financial statements.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$20,112,834	$23	$20,112,857
Rights/Warrants	—	—	—
Repurchase Agreements	—	2,070,274	2,070,274
Total Investment Securities	20,112,834	2,070,297	22,183,131
Other Financial Instruments*:
Swap Agreements	—	2,471,112	2,471,112
Total Other Financial Instruments	—	2,471,112	2,471,112
Total Investments	$20,112,834	$4,541,409	$24,654,243

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Consumer Services

Shares		Value
	Common Stocks (a) - 86.3%
	Airlines - 1.4%

399	Alaska Air Group, Inc.*	$11,930
3,609	AMR Corp.*	21,799
1,514	Continental Airlines, Inc., Class B*	21,590
8,479	Delta Air Lines, Inc.*	69,443
2,783	JetBlue Airways Corp.*	15,334
628	Skywest, Inc.	9,238
8,149	Southwest Airlines Co.	74,971
1,582	UAL Corp.*	12,276
		236,581
	Commercial Services & Supplies - 0.2%

762	Copart, Inc.*	24,704
567	Rollins, Inc.	10,076
		34,780
	Computers & Peripherals - 0.0%

307	Avid Technology, Inc.*	3,653

	Diversified Consumer Services - 2.3%

1,396	Apollo Group, Inc., Class A*	79,670
661	Career Education Corp.*	17,206
870	Corinthian Colleges, Inc.*	12,893
679	DeVry, Inc.	36,883
3,720	H&R Block, Inc.	75,516
679	Hillenbrand, Inc.	12,426
413	ITT Educational Services, Inc.*	37,575
336	Matthews International Corp., Class A	11,639
83	Pre-Paid Legal Services, Inc.*	3,161
610	Regis Corp.	9,552
2,759	Service Corp. International	21,299
740	Sotheby’s	14,038
913	Stewart Enterprises, Inc., Class A	4,273
155	Strayer Education, Inc.	30,612
388	Weight Watchers International, Inc.	10,740
		377,483
	Electronic Equipment, Instruments & Components - 0.2%

574	Dolby Laboratories, Inc., Class A*	25,669

	Food & Staples Retailing - 18.7%

599	BJ’s Wholesale Club, Inc.*	20,791
557	Casey’s General Stores, Inc.	17,039
4,744	Costco Wholesale Corp.	284,213
15,734	CVS Caremark Corp.	487,911
6,698	Kroger Co. (The)	152,312
6,655	Rite Aid Corp.*	8,518
464	Ruddick Corp.	12,352
4,576	Safeway, Inc.	102,960
2,329	SUPERVALU, Inc.	32,210
6,476	Sysco Corp.	175,111
432	United Natural Foods, Inc.*	10,891
10,893	Walgreen Co.	423,629
24,045	Wal-Mart Stores, Inc.	1,311,655
1,526	Whole Foods Market, Inc.*	39,142
		3,078,734
	Health Care Providers & Services - 2.7%

3,266	AmerisourceBergen Corp.	80,638
3,918	Cardinal Health, Inc.	126,277
247	Chemed Corp.	11,159
2,953	McKesson Corp.	183,145
1,299	Omnicare, Inc.	30,111
930	VCA Antech, Inc.*	21,083
		452,413
	Hotels, Restaurants & Leisure - 12.5%

596	Bally Technologies, Inc.*	24,752
342	Bob Evans Farms, Inc.	8,639
624	Boyd Gaming Corp.*	5,098
1,112	Brinker International, Inc.	15,346
1,011	Burger King Holdings, Inc.	17,187
4,638	Carnival Corp.*	148,555
254	CEC Entertainment, Inc.*	7,407
623	Cheesecake Factory, Inc. (The)*	11,731
165	Chipotle Mexican Grill, Inc., Class A*	13,769
183	Chipotle Mexican Grill, Inc., Class B*	15,209
329	Choice Hotels International, Inc.	10,314
247	Cracker Barrel Old Country Store, Inc.	9,277
1,530	Darden Restaurants, Inc.	48,088
318	Gaylord Entertainment Co.*	5,597
3,262	International Game Technology	61,619
305	International Speedway Corp., Class A	8,226
436	Interval Leisure Group, Inc.*	4,988
624	Jack in the Box, Inc.*	11,650
4,751	Las Vegas Sands Corp.*	72,785
454	Life Time Fitness, Inc.*	10,260
3,423	Marriott International, Inc., Class A	88,030
11,993	McDonald’s Corp.	758,557
2,745	MGM Mirage*	29,015
844	Orient-Express Hotels Ltd., Class A*	7,056
244	P.F. Chang’s China Bistro, Inc.*	7,959
329	Panera Bread Co., Class A*	20,714
242	Papa John’s International, Inc.*	5,353
738	Penn National Gaming, Inc.*	19,771
656	Pinnacle Entertainment, Inc.*	6,934
1,477	Royal Caribbean Cruises Ltd.*	36,290
760	Scientific Games Corp., Class A*	10,754
667	Sonic Corp.*	6,430
8,025	Starbucks Corp.*	175,747
1,891	Starwood Hotels & Resorts Worldwide, Inc.	60,550
317	Vail Resorts, Inc.*	12,296
4,066	Wendy’s/Arby’s Group, Inc., Class A	16,671
478	WMS Industries, Inc.*	18,585
1,962	Wyndham Worldwide Corp.	36,434
840	Wynn Resorts Ltd.	54,214
5,084	Yum! Brands, Inc.	179,313
		2,061,170
	Internet & Catalog Retail - 4.4%

3,393	Amazon.com, Inc.*	461,142
2,327	Expedia, Inc.*	59,292
436	HSN, Inc.*	7,813
6,203	Liberty Media Corp. - Interactive, Class A*	66,000
498	NetFlix, Inc.*	29,198
458	priceline.com, Inc.*	98,067
443	Ticketmaster Entertainment, Inc.*	4,665
		726,177
	Internet Software & Services - 1.8%

12,060	eBay, Inc.*	295,108
951	ValueClick, Inc.*	8,968
		304,076
	IT Services - 0.1%

863	Acxiom Corp.*	9,959

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Media - 19.9%

291	Arbitron, Inc.	$6,265
2,714	Cablevision Systems Corp., Class A	67,904
6,420	CBS Corp., Class B	82,240
22,627	Comcast Corp., Class A	331,938
8,785	Comcast Corp., Special, Class A	121,321
572	CTC Media, Inc.*	7,979
10,458	DIRECTV, Class A*	330,784
1,473	Discovery Communications, Inc., Class A*	47,062
1,541	Discovery Communications, Inc., Class C*	43,210
2,309	DISH Network Corp., Class A	47,819
767	DreamWorks Animation SKG, Inc., Class A*	25,672
2,525	Gannett Co., Inc.	24,972
425	Harte-Hanks, Inc.	4,084
394	Interactive Data Corp.	10,063
5,344	Interpublic Group of Cos., Inc.*	33,828
535	John Wiley & Sons, Inc., Class A	20,036
632	Lamar Advertising Co., Class A*	17,494
1,364	Liberty Global, Inc., Class A*	26,312
1,380	Liberty Global, Inc., Class C*	26,758
933	Liberty Media Corp. - Capital, Class A*	20,610
541	Liberty Media Corp. - Starz, Class A*	25,896
919	Live Nation, Inc.*	6,580
3,455	McGraw-Hill Cos., Inc. (The)	103,512
395	Meredith Corp.	10,408
239	Morningstar, Inc.*	11,080
1,059	New York Times Co. (The), Class A*	8,938
19,945	News Corp., Class A	228,570
4,778	News Corp., Class B	65,411
3,416	Omnicom Group, Inc.	125,436
859	Regal Entertainment Group, Class A	11,768
303	Scholastic Corp.	7,639
980	Scripps Networks Interactive, Inc., Class A	38,759
3,873	Time Warner Cable, Inc.	162,240
13,107	Time Warner, Inc.	402,647
6,033	Viacom, Inc., Class B*	178,818
19,063	Walt Disney Co. (The)	576,084
66	Washington Post Co. (The), Class B	27,298
		3,287,435
	Multiline Retail - 5.5%

402	99 Cents Only Stores*	4,832
908	Big Lots, Inc.*	20,939
607	Dillard’s, Inc., Class A	10,313
990	Dollar Tree, Inc.*	48,480
1,457	Family Dollar Stores, Inc.	44,453
408	Fred’s, Inc., Class A	3,986
2,281	J.C. Penney Co., Inc.	65,556
3,156	Kohl’s Corp.*	167,710
4,614	Macy’s, Inc.	75,254
1,851	Nordstrom, Inc.	61,916
1,379	Saks, Inc.*	8,426
634	Sears Holdings Corp.*	44,982
7,514	Target Corp.	349,852
		906,699
	Professional Services - 0.4%

579	Dun & Bradstreet Corp.	45,503
506	IHS, Inc., Class A*	25,442
		70,945
	Road & Rail - 0.2%

1,120	Avis Budget Group, Inc.*	10,920
2,023	Hertz Global Holdings, Inc.*	19,825
		30,745
	Software - 0.2%

476	Factset Research Systems, Inc.	34,439

	Specialty Retail - 15.5%

508	Aaron’s, Inc.	12,736
956	Abercrombie & Fitch Co., Class A	38,173
1,038	Advance Auto Parts, Inc.	40,793
736	Aeropostale, Inc.*	23,184
1,936	American Eagle Outfitters, Inc.	29,776
642	AnnTaylor Stores Corp.*	8,975
829	AutoNation, Inc.*	14,632
353	AutoZone, Inc.*	52,198
430	Barnes & Noble, Inc.	10,036
2,879	Bed Bath & Beyond, Inc.*	107,559
3,727	Best Buy Co., Inc.	159,627
290	Buckle, Inc. (The)	7,929
2,171	CarMax, Inc.*	43,159
303	Cato Corp. (The), Class A	5,796
1,930	Chico’s FAS, Inc.*	27,155
266	Children’s Place Retail Stores, Inc. (The)*	8,491
704	Collective Brands, Inc.*	13,615
956	Dick’s Sporting Goods, Inc.*	19,847
617	Dress Barn, Inc.*	13,247
1,701	Foot Locker, Inc.	16,143
1,792	GameStop Corp., Class A*	43,743
5,574	Gap, Inc. (The)	119,395
246	Genesco, Inc.*	6,430
265	Group 1 Automotive, Inc.*	6,689
645	Guess?, Inc.	23,897
317	Gymboree Corp.*	12,655
18,665	Home Depot, Inc.	510,674
572	J. Crew Group, Inc.*	24,476
3,023	Limited Brands, Inc.	50,152
16,073	Lowe’s Cos., Inc.	350,552
515	Men’s Wearhouse, Inc. (The)	10,506
2,996	Office Depot, Inc.*	18,395
834	OfficeMax, Inc.*	8,824
1,502	O’Reilly Automotive, Inc.*	58,248
1,399	PetSmart, Inc.	36,010
1,375	RadioShack Corp.	25,933
726	Rent-A-Center, Inc.*	12,843
1,393	Ross Stores, Inc.	61,264
925	Sally Beauty Holdings, Inc.*	6,457
937	Signet Jewelers Ltd.*	24,221
7,861	Staples, Inc.	183,319
1,364	Tiffany & Co.	58,216
4,542	TJX Cos., Inc.	174,322
397	Tractor Supply Co.*	18,536
1,449	Urban Outfitters, Inc.*	45,846
1,045	Williams-Sonoma, Inc.	21,234
		2,565,908
	Textiles, Apparel & Luxury Goods - 0.3%

625	Polo Ralph Lauren Corp.	48,031

	Total Common Stocks (Cost $11,014,861)	14,254,897

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) - 6.9%
$31,853	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $31,853(b)	$31,853
63,706	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $63,706(c)	63,706
191,118	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $191,120 (d)	191,118
38,303	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $38,303 (e)	38,303
66,891	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $66,891(f)	66,891
127,412	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $127,415 (g)	127,412
31,853	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $31,853 (h)	31,853
191,118	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $191,119 (i)	191,118
159,265	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $159,266(j)	159,265
95,559	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $95,559(k)	95,559
147,044	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $147,045(l)	147,044
	Total Repurchase Agreements (Cost $1,144,122)	1,144,122
	Total Investment Securities (Cost $12,158,983) — 93.2%	15,399,019
	Other assets less liabilities — 6.8%	1,115,409
	Net Assets — 100.0%	$16,514,428

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $3,514,585.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $32,490. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $64,980. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $194,941. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $39,069. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $68,229. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $129,961. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $32,490. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $194,941. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $162,451. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $97,470. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $149,985. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,154
Aggregate gross unrealized depreciation	(123,801)
Net unrealized appreciation	$264,353
Federal income tax cost of investments	$15,134,666

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,457,044	$467,967

Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	8,885,574	(201,357)

Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	3,999,130	1,033,822

Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	4,563,150	(101,533)

		$1,198,899

See accompanying notes to the financial statements.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$14,254,897	$—	$14,254,897
Repurchase Agreements	—	1,144,122	1,144,122
Total Investment Securities	14,254,897	1,144,122	15,399,019
Other Financial Instruments*:
Swap Agreements	—	1,198,899	1,198,899
Total Other Financial Instruments	—	1,198,899	1,198,899
Total Investments	$14,254,897	$2,343,021	$16,597,918

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) - 73.9%
	Capital Markets - 12.1%

35,365	Affiliated Managers Group, Inc.*	$2,306,152
216,618	Ameriprise Financial, Inc.	8,257,478
1,015,545	Bank of New York Mellon Corp. (The)	27,054,119
18,820	BlackRock, Inc.	4,273,645
799,846	Charles Schwab Corp. (The)	14,661,177
948,821	E*Trade Financial Corp.*	1,556,066
98,891	Eaton Vance Corp.	2,980,575
87,492	Federated Investors, Inc., Class B	2,255,544
132,346	Franklin Resources, Inc.	14,297,338
144,809	GLG Partners, Inc.*	427,186
366,272	Goldman Sachs Group, Inc. (The)	62,141,707
10,904	Greenhill & Co., Inc.	890,312
353,424	Invesco Ltd.	7,863,684
37,003	Investment Technology Group, Inc.*	675,305
152,364	Janus Capital Group, Inc.	1,994,445
94,713	Jefferies Group, Inc.*	2,221,020
29,661	KBW, Inc.*	729,364
78,966	Knight Capital Group, Inc., Class A*	1,156,062
136,047	Legg Mason, Inc.	3,848,770
82,744	MF Global Ltd.*	520,460
1,052,902	Morgan Stanley	33,250,645
205,171	Northern Trust Corp.	10,155,964
38,199	optionsXpress Holdings, Inc.	584,445
16,656	Piper Jaffray Cos.*	722,038
83,919	Raymond James Financial, Inc.	2,038,392
132,435	SEI Investments Co.	2,318,937
419,959	State Street Corp.	17,344,307
24,136	Stifel Financial Corp.*	1,296,586
216,948	T. Rowe Price Group, Inc.	10,615,266
200,491	TD Ameritrade Holding Corp.*	3,937,643
73,199	Waddell & Reed Financial, Inc., Class A	2,132,287
		244,506,919
	Commercial Banks - 13.1%

101,314	Associated Banc-Corp	1,148,901
66,111	BancorpSouth, Inc.	1,533,775
40,612	Bank of Hawaii Corp.	1,855,968
578,979	BB&T Corp.	14,416,577
19,183	BOK Financial Corp.	891,626
221,393	CapitalSource, Inc.	812,512
41,873	Cathay General Bancorp	327,028
35,696	City National Corp./CA	1,408,564
128,287	Comerica, Inc.	3,652,331
57,513	Commerce Bancshares, Inc./MO	2,312,011
47,732	Cullen/Frost Bankers, Inc.	2,292,091
73,421	East West Bancorp, Inc.	1,071,212
675,645	Fifth Third Bancorp	6,810,502
17,574	First Financial Bankshares, Inc.	909,982
184,839	First Horizon National Corp.*	2,504,568
41,191	First Midwest Bancorp, Inc./IL	429,622
73,027	FirstMerit Corp.	1,529,916
96,826	FNB Corp./PA	630,337
148,976	Fulton Financial Corp.	1,284,173
52,129	Glacier Bancorp, Inc.	681,847
22,491	Hancock Holding Co.	931,127
564,073	Huntington Bancshares, Inc./OH	2,154,759
16,805	Iberiabank Corp.	953,348
45,327	International Bancshares Corp.	760,134
746,303	KeyCorp	4,373,336
60,568	M&T Bank Corp.	3,972,049
310,615	Marshall & Ilsley Corp.	1,786,036
30,782	MB Financial, Inc.	574,084
103,977	National Penn Bancshares, Inc.	573,953
55,432	Old National Bancorp/IN	645,229
21,743	PacWest Bancorp	400,071
9,535	Park National Corp.	570,288
391,878	PNC Financial Services Group, Inc.	22,340,965
219,833	Popular, Inc.	521,004
40,456	PrivateBancorp, Inc.	400,110
39,104	Prosperity Bancshares, Inc.	1,557,512
1,009,451	Regions Financial Corp.	5,915,383
69,858	Sterling Bancshares, Inc./TX	350,687
423,656	SunTrust Banks, Inc.	10,010,991
73,120	Susquehanna Bancshares, Inc.	419,709
34,584	SVB Financial Group*	1,309,350
359,577	Synovus Financial Corp.	701,175
102,418	TCF Financial Corp.	1,345,773
42,863	Trustmark Corp.	821,255
1,624,307	U.S. Bancorp	39,194,528
28,310	UMB Financial Corp.	1,112,583
70,473	Umpqua Holdings Corp.	828,762
36,672	United Bankshares, Inc.	627,091
120,273	Valley National Bancorp	1,590,009
57,937	Webster Financial Corp.	737,538
3,767,723	Wells Fargo & Co.	105,646,953
24,649	Westamerica Bancorp.	1,311,327
57,253	Whitney Holding Corp./LA	460,887
58,950	Wilmington Trust Corp.	723,317
20,062	Wintrust Financial Corp.	521,010
107,430	Zions Bancorp.	1,412,705
		264,058,581
	Consumer Finance - 3.2%

894,074	American Express Co.	37,399,116
50,603	AmeriCredit Corp.*	933,625
380,403	Capital One Financial Corp.	14,592,259
462,010	Discover Financial Services	7,142,675
396,518	SLM Corp.*	4,349,803
		64,417,478
	Diversified Financial Services - 17.4%

7,349,584	Bank of America Corp.	116,490,906
12,906,496	Citigroup, Inc.	53,045,699
56,882	CME Group, Inc.	18,670,379
61,419	IntercontinentalExchange, Inc.*	6,558,935
3,340,616	JPMorgan Chase & Co.	141,942,774
160,081	Moody’s Corp.	3,718,682
84,951	MSCI, Inc., Class A*	2,588,457
135,455	NASDAQ OMX Group, Inc. (The)*	2,530,299
219,883	NYSE Euronext	5,558,642
		351,104,773
	Insurance - 14.1%

282,850	ACE Ltd.*	13,777,623
395,928	Aflac, Inc.	18,224,566
5,372	Alleghany Corp.*	1,434,109
30,472	Allied World Assurance Co. Holdings Ltd.	1,456,257
455,381	Allstate Corp. (The)	12,937,374
244,348	Ambac Financial Group, Inc.*	188,148
65,727	American Financial Group, Inc./OH	1,594,537
100,364	American International Group, Inc.*	2,850,338
13,486	American National Insurance Co.	1,463,501
207,332	AON Corp.	8,029,968

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
47,666	Arch Capital Group Ltd.*	$3,328,993
26,086	Argo Group International Holdings Ltd.*	760,929
84,751	Arthur J. Gallagher & Co.	1,898,422
63,916	Aspen Insurance Holdings Ltd.	1,656,064
100,158	Assurant, Inc.	3,061,830
106,363	Assured Guaranty Ltd.	2,412,313
121,475	Axis Capital Holdings Ltd.	3,400,085
97,793	Brown & Brown, Inc.	1,745,605
299,057	Chubb Corp.	14,994,718
129,072	Cincinnati Financial Corp.	3,293,917
40,602	Delphi Financial Group, Inc., Class A	887,560
43,389	Endurance Specialty Holdings Ltd.	1,622,315
26,798	Erie Indemnity Co., Class A	990,722
48,605	Everest Re Group Ltd.	4,136,772
195,903	Fidelity National Financial, Inc., Class A	2,721,093
69,655	First American Corp.	2,209,457
408,882	Genworth Financial, Inc., Class A*	4,403,659
43,859	Hanover Insurance Group, Inc. (The)	1,825,850
327,313	Hartford Financial Services Group, Inc.	8,006,076
95,259	HCC Insurance Holdings, Inc.	2,489,118
33,243	Horace Mann Educators Corp.	399,581
217,295	Lincoln National Corp.	4,978,228
301,010	Loews Corp.	10,661,774
8,441	Markel Corp.*	2,861,499
443,960	Marsh & McLennan Cos., Inc.	10,011,298
40,110	Max Capital Group Ltd.	873,997
137,439	MBIA, Inc.*	475,539
22,390	Mercury General Corp.	827,087
492,055	MetLife, Inc.	16,823,360
68,186	Montpelier Re Holdings Ltd.	1,141,434
191,426	Old Republic International Corp.	2,036,773
48,203	PartnerRe Ltd.	3,713,559
42,215	Platinum Underwriters Holdings Ltd.	1,489,767
255,140	Principal Financial Group, Inc.	6,478,005
28,103	ProAssurance Corp.*	1,496,485
538,734	Progressive Corp. (The)*	9,034,569
72,751	Protective Life Corp.	1,203,302
391,505	Prudential Financial, Inc.	19,516,524
61,907	Reinsurance Group of America, Inc.	2,878,675
52,893	RenaissanceRe Holdings Ltd.	2,818,139
16,378	RLI Corp.	825,942
44,733	Selective Insurance Group, Inc.	697,835
41,586	StanCorp Financial Group, Inc.	1,543,256
70,193	Torchmark Corp.	3,051,992
30,829	Tower Group, Inc.	760,860
48,506	Transatlantic Holdings, Inc.	2,621,264
482,093	Travelers Cos., Inc. (The)	25,256,852
38,732	Unitrin, Inc.	864,111
281,208	Unum Group	5,354,200
66,538	Validus Holdings Ltd.	1,763,257
119,814	W. R. Berkley Corp.	2,960,604
6,478	White Mountains Insurance Group Ltd.	2,110,727
141,183	Willis Group Holdings Ltd.	3,833,118
290,715	XL Capital Ltd., Class A	5,322,992
31,646	Zenith National Insurance Corp.	904,759
		285,393,283
	IT Services - 3.1%

81,687	Mastercard, Inc., Class A	19,675,131
390,981	Visa, Inc., Class A	31,669,461
595,649	Western Union Co. (The)	10,989,724
		62,334,316
	Professional Services - 0.2%

107,304	Equifax, Inc.	3,074,260

	Real Estate Investment Trusts - 9.3%

33,288	Alexandria Real Estate Equities, Inc.	1,876,445
124,157	AMB Property Corp.	2,923,897
44,672	American Campus Communities, Inc.	1,203,910
462,485	Annaly Capital Management, Inc.	8,514,349
99,192	Apartment Investment & Management Co., Class A	1,340,084
67,456	AvalonBay Communities, Inc.	4,873,021
81,849	BioMed Realty Trust, Inc.	1,120,513
117,717	Boston Properties, Inc.	7,884,685
109,113	Brandywine Realty Trust	1,071,490
44,787	BRE Properties, Inc.	1,403,177
54,547	Camden Property Trust	2,113,696
117,052	CBL & Associates Properties, Inc.	1,083,902
534,004	Chimera Investment Corp.	2,152,036
42,370	Colonial Properties Trust	458,020
49,227	Corporate Office Properties Trust	1,683,071
173,453	DCT Industrial Trust, Inc.	823,902
108,212	Developers Diversified Realty Corp.	1,095,105
91,575	DiamondRock Hospitality Co.*	736,263
59,406	Digital Realty Trust, Inc.	2,890,696
103,124	Douglas Emmett, Inc.	1,414,861
190,161	Duke Realty Corp.	2,131,705
22,065	EastGroup Properties, Inc.	836,705
29,744	Entertainment Properties Trust	939,613
23,301	Equity Lifestyle Properties, Inc.	1,118,681
232,664	Equity Residential	7,494,107
23,205	Essex Property Trust, Inc.	1,850,599
51,891	Federal Realty Investment Trust	3,337,629
53,913	Franklin Street Properties Corp.	608,678
30,655	Hatteras Financial Corp.	938,043
247,034	HCP, Inc.	7,732,164
101,881	Health Care REIT, Inc.	4,538,799
49,945	Healthcare Realty Trust, Inc.	1,103,285
60,152	Highwoods Properties, Inc.	1,841,253
27,881	Home Properties, Inc.	1,252,693
103,738	Hospitality Properties Trust	2,013,555
506,789	Host Hotels & Resorts, Inc.	5,331,420
191,409	HRPT Properties Trust	1,175,251
36,717	Kilroy Realty Corp.	1,106,283
319,836	Kimco Realty Corp.	3,940,380
53,875	LaSalle Hotel Properties	1,003,691
82,650	Lexington Realty Trust	401,678
94,742	Liberty Property Trust	2,808,153
69,647	Macerich Co. (The)	2,072,695
66,435	Mack-Cali Realty Corp.	2,038,890
231,615	MFA Financial, Inc.	1,753,326
23,883	Mid-America Apartment Communities, Inc.	1,110,798
67,905	National Retail Properties, Inc.	1,360,816
90,771	Nationwide Health Properties, Inc.	3,087,122

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
70,691	Omega Healthcare Investors, Inc.	$1,278,800
138,243	Plum Creek Timber Co., Inc.	4,768,001
37,594	Post Properties, Inc.	692,857
33,655	Potlatch Corp.	990,803
376,057	ProLogis	4,918,826
109,080	Public Storage	8,680,586
66,501	Rayonier, Inc.	2,642,750
88,550	Realty Income Corp.	2,239,429
59,095	Redwood Trust, Inc.	849,195
68,000	Regency Centers Corp.	2,275,960
107,903	Senior Housing Properties Trust	2,241,145
240,221	Simon Property Group, Inc.	17,454,458
65,365	SL Green Realty Corp.	2,903,513
63,821	Sunstone Hotel Investors, Inc.*	516,950
33,935	Tanger Factory Outlet Centers	1,331,949
44,604	Taubman Centers, Inc.	1,532,593
126,765	UDR, Inc.	1,897,672
132,971	Ventas, Inc.	5,708,445
152,380	Vornado Realty Trust	9,974,795
49,433	Washington Real Estate Investment Trust	1,290,201
101,709	Weingarten Realty Investors	1,974,172
		187,754,235
	Real Estate Management & Development - 0.5%

219,929	Brookfield Properties Corp.	2,476,401
190,463	CB Richard Ellis Group, Inc., Class A*	2,176,992
101,287	Forest City Enterprises, Inc., Class A*	1,086,809
30,435	Forestar Group, Inc.*	564,569
34,788	Jones Lang LaSalle, Inc.	1,769,666
77,889	St. Joe Co. (The)*	1,939,436
		10,013,873
	Thrifts & Mortgage Finance - 0.9%

74,964	Astoria Financial Corp.	778,126
18,082	Capitol Federal Financial	527,633
154,919	First Niagara Financial Group, Inc.	2,043,382
409,223	Hudson City Bancorp, Inc.	5,438,574
106,062	MGIC Investment Corp.*	424,248
292,351	New York Community Bancorp, Inc.	3,417,583
84,734	NewAlliance Bancshares, Inc.	998,166
145,476	People’s United Financial, Inc.	2,369,804
48,235	Provident Financial Services, Inc.	510,326
79,842	TFS Financial Corp.	892,634
64,295	TrustCo Bank Corp. NY	396,057
73,622	Washington Federal, Inc.	1,402,499
		19,199,032
	Total Common Stocks (Cost $961,847,765)	1,491,856,750

Principal Amount
	Repurchase Agreements (a) - 2.9%
$1,649,724	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,649,731(b)	1,649,724
3,299,447	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,299,462(c)	3,299,447
9,898,341	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $9,898,456 (d)	9,898,341
1,983,781	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,983,789 (e)	1,983,781
3,464,419	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $3,464,434 (f)	3,464,419
6,598,894	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $6,599,035(g)	6,598,894
1,649,724	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $1,649,731(h)	1,649,724
9,898,341	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $9,898,385(i)	9,898,341
8,248,618	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $8,248,655(j)	8,248,618
4,949,171	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $4,949,192(k)	4,949,171
7,615,691	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $7,615,725(l)	7,615,691
	Total Repurchase Agreements (Cost $59,256,151)	59,256,151
	Total Investment Securities (Cost $1,021,103,916) — 76.8%	1,551,112,901
	Other assets less liabilities — 23.2%	467,978,473
	Net Assets — 100.0%	$2,019,091,374

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $639,359,577.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $1,682,719. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $3,365,436. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $10,096,343. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $2,023,458. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $3,533,734. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $6,730,885. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $1,682,721. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $10,096,320. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $8,413,610. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $5,048,170. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $7,768,016. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,070,128
Aggregate gross unrealized depreciation	(10,643,427)
Net unrealized appreciation	$66,426,701
Federal income tax cost of investments	$1,484,686,200

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$284,709,009	$(5,853,765)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	402,020,500	(11,160,450)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	287,794,091	3,581,210

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	1,357,959,340	486,636,629

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	221,077,719	(4,817,314)

		$468,386,310

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$1,491,856,750	$—	$1,491,856,750
Repurchase Agreements	—	59,256,151	59,256,151
Total Investment Securities	1,491,856,750	59,256,151	1,551,112,901
Other Financial Instruments*:
Swap Agreements	—	468,386,310	468,386,310
Total Other Financial Instruments	—	468,386,310	468,386,310
Total Investments	$1,491,856,750	$527,642,461	$2,019,499,211

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) - 79.5%
	Aerospace & Defense - 14.8%

920	AAR Corp.*	$17,167
775	Alliant Techsystems, Inc.*	66,433
2,398	BE Aerospace, Inc.*	46,209
15,536	Boeing Co. (The)	814,242
612	Ceradyne, Inc.*	10,349
1,074	Curtiss-Wright Corp.	30,566
703	Esterline Technologies Corp.*	28,394
7,639	General Dynamics Corp.	503,410
2,921	Goodrich Corp.	173,332
2,283	Hexcel Corp.*	24,086
16,331	Honeywell International, Inc.	628,254
4,305	ITT Corp.	222,655
2,769	L-3 Communications Holdings, Inc.	217,006
7,263	Lockheed Martin Corp.	560,921
913	Moog, Inc., Class A*	24,112
7,036	Northrop Grumman Corp.	385,573
1,353	Orbital Sciences Corp.*	16,953
3,310	Precision Castparts Corp.	343,181
9,241	Raytheon Co.	476,189
3,752	Rockwell Collins, Inc.	200,582
2,485	Spirit Aerosystems Holdings, Inc., Class A*	45,302
852	Teledyne Technologies, Inc.*	28,559
880	TransDigm Group, Inc.	38,148
20,818	United Technologies Corp.	1,399,802
		6,301,425
	Air Freight & Logistics - 4.7%

4,029	C.H. Robinson Worldwide, Inc.	224,576
5,061	Expeditors International of Washington, Inc.	161,598
6,907	FedEx Corp.	583,296
683	Forward Air Corp.	15,477
897	HUB Group, Inc., Class A*	23,726
16,599	United Parcel Service, Inc., Class B	953,944
2,365	UTi Worldwide, Inc.	30,911
		1,993,528
	Building Products - 0.6%

1,240	Lennox International, Inc.	46,029
8,533	Masco Corp.	115,878
2,079	Owens Corning*	49,127
893	Quanex Building Products Corp.	14,475
902	Simpson Manufacturing Co., Inc.	22,424
1,598	USG Corp.*	22,100
		270,033
	Chemicals - 0.2%

3,266	Nalco Holding Co.	79,886

	Commercial Services & Supplies - 3.1%

1,022	ABM Industries, Inc.	18,836
1,086	Brink’s Co. (The)	24,413
3,148	Cintas Corp.	88,427
544	Clean Harbors, Inc.*	29,115
2,733	Corrections Corp. of America*	68,298
1,220	Deluxe Corp.	15,738
439	G&K Services, Inc., Class A	9,702
4,384	Iron Mountain, Inc.*	105,216
752	Mine Safety Appliances Co.	18,605
4,866	R.R. Donnelley & Sons Co.	100,142
7,352	Republic Services, Inc.	207,326
2,016	Stericycle, Inc.*	110,336
1,430	Tetra Tech, Inc.*	37,666
563	United Stationers, Inc.*	28,679
1,893	Waste Connections, Inc.*	61,428
11,760	Waste Management, Inc.	386,198
		1,310,125
	Communications Equipment - 0.2%

418	Black Box Corp.	11,784
2,224	CommScope, Inc.*	55,889
		67,673
	Construction & Engineering - 1.9%

2,261	Aecom Technology Corp.*	57,429
1,552	EMCOR Group, Inc.*	36,938
4,306	Fluor Corp.	182,919
2,996	Foster Wheeler AG*	89,401
813	Granite Construction, Inc.	24,366
912	Insituform Technologies, Inc., Class A*	18,878
2,941	Jacobs Engineering Group, Inc.*	102,905
3,833	KBR, Inc.	71,409
4,667	Quanta Services, Inc.*	87,506
1,970	Shaw Group, Inc. (The)*	56,204
1,984	URS Corp.*	82,435
		810,390
	Construction Materials - 0.6%

1,031	Eagle Materials, Inc.	27,796
1,054	Martin Marietta Materials, Inc.	89,896
552	Texas Industries, Inc.	19,176
2,683	Vulcan Materials Co.	130,072
		266,940
	Containers & Packaging - 2.1%

1,492	Aptargroup, Inc.	53,891
2,245	Ball Corp.	110,925
2,563	Bemis Co., Inc.	75,096
3,793	Crown Holdings, Inc.*	95,470
577	Greif, Inc., Class A	32,231
3,957	Owens-Illinois, Inc.*	123,735
2,431	Packaging Corp. of America	48,426
3,131	Pactiv Corp.*	76,240
902	Rock-Tenn Co., Class A	40,743
3,751	Sealed Air Corp.	83,610
602	Silgan Holdings, Inc.	32,249
2,359	Sonoco Products Co.	66,477
2,524	Temple-Inland, Inc.	45,407
		884,500
	Diversified Consumer Services - 0.1%

1,086	Brink’s Home Security Holdings, Inc.*	35,534

	Diversified Financial Services - 0.0%

1,282	PHH Corp.*	17,717

	Electrical Equipment - 3.9%

1,023	Acuity Brands, Inc.	33,022
958	American Superconductor Corp.*	31,806
2,516	AMETEK, Inc.	91,985
1,012	Baldor Electric Co.	26,059
1,103	Belden, Inc.	24,398
1,157	Brady Corp., Class A	34,340
4,126	Cooper Industries plc, Class A	176,139
17,926	Emerson Electric Co.	742,316
981	EnerSys*	22,328
1,234	General Cable Corp.*	36,230

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,837	GrafTech International Ltd.*	$41,732
1,157	Hubbell, Inc., Class B	52,539
851	Regal-Beloit Corp.	40,388
3,003	Rockwell Automation, Inc.	130,601
2,150	Roper Industries, Inc.	111,886
1,263	Thomas & Betts Corp.*	46,100
1,358	Woodward Governor Co.	31,587
		1,673,456
	Electronic Equipment, Instruments & Components - 3.6%

8,195	Agilent Technologies, Inc.*	236,999
4,062	Amphenol Corp., Class A	167,354
726	Anixter International, Inc.*	31,378
2,840	Arrow Electronics, Inc.*	74,635
3,550	Avnet, Inc.*	96,737
1,218	AVX Corp.	14,689
1,545	Benchmark Electronics, Inc.*	27,856
916	Checkpoint Systems, Inc.*	12,989
858	Cognex Corp.	14,123
19,215	Flextronics International Ltd.*	135,850
3,569	FLIR Systems, Inc.*	102,430
948	Itron, Inc.*	57,629
4,694	Jabil Circuit, Inc.	62,477
516	Littelfuse, Inc.*	13,509
1,529	Molex, Inc.	28,424
1,669	Molex, Inc., Class A	27,372
1,456	National Instruments Corp.	41,540
931	Plexus Corp.*	25,286
2,851	Trimble Navigation Ltd.*	63,663
10,865	Tyco Electronics Ltd.	252,177
4,082	Vishay Intertechnology, Inc.*	29,595
		1,516,712
	Health Care Equipment & Supplies - 0.1%

939	Teleflex, Inc.	48,912

	Health Care Technology - 0.2%

4,304	IMS Health, Inc.	91,933

	Household Durables - 0.3%

3,560	Fortune Brands, Inc.	136,740

	Industrial Conglomerates - 13.9%

15,218	3M Co.	1,178,482
1,449	Carlisle Cos., Inc.	46,527
250,703	General Electric Co.	4,016,262
5,384	McDermott International, Inc.*	112,741
6,415	Textron, Inc.	128,621
11,274	Tyco International Ltd.	404,398
		5,887,031
	Internet Software & Services - 0.1%

932	Vistaprint N.V.*	53,152

	IT Services - 5.8%

13,629	Accenture plc, Class A	559,334
2,159	Affiliated Computer Services, Inc., Class A*	119,177
1,379	Alliance Data Systems Corp.*	84,105
11,908	Automatic Data Processing, Inc.	517,403
3,332	Broadridge Financial Solutions, Inc.	73,237
2,756	Convergys Corp.*	30,812
1,650	Cybersource Corp.*	28,330
1,131	Euronet Worldwide, Inc.*	24,022
7,363	Fidelity National Information Services, Inc.	166,404
3,694	Fiserv, Inc.*	170,811
1,913	Global Payments, Inc.	98,060
2,038	Hewitt Associates, Inc., Class A*	81,887
2,252	Lender Processing Services, Inc.	94,089
522	Mantech International Corp., Class A*	22,592
1,715	NeuStar, Inc., Class A*	40,131
7,694	Paychex, Inc.	241,207
745	TeleTech Holdings, Inc.*	14,371
4,675	Total System Services, Inc.	80,784
909	Wright Express Corp.*	26,516
		2,473,272
	Life Sciences Tools & Services - 0.4%

423	Dionex Corp.*	29,656
795	Mettler-Toledo International, Inc.*	79,087
2,770	PerkinElmer, Inc.	52,270
		161,013
	Machinery - 12.6%

1,564	Actuant Corp., Class A	25,540
2,170	AGCO Corp.*	65,773
408	Astec Industries, Inc.*	10,184
1,779	Bucyrus International, Inc.	92,134
14,752	Caterpillar, Inc.	861,369
1,211	CLARCOR, Inc.	38,595
1,204	Crane Co.	33,652
4,285	Cummins, Inc.	192,397
5,854	Danaher Corp.	415,166
9,993	Deere & Co.	534,725
1,602	Donaldson Co., Inc.	68,085
4,413	Dover Corp.	180,403
3,931	Eaton Corp.	251,191
611	ESCO Technologies, Inc.*	20,407
1,342	Flowserve Corp.	133,475
1,228	Gardner Denver, Inc.	45,964
1,425	Graco, Inc.	40,142
1,906	Harsco Corp.	59,143
1,914	IDEX Corp.	56,712
10,184	Illinois Tool Works, Inc.	495,350
7,533	Ingersoll-Rand plc	266,442
2,426	Joy Global, Inc.	129,888
790	Kaydon Corp.	28,092
1,905	Kennametal, Inc.	42,863
965	Lincoln Electric Holdings, Inc.	49,582
3,079	Manitowoc Co., Inc. (The)	30,236
878	Mueller Industries, Inc.	20,642
2,725	Mueller Water Products, Inc., Class A	13,734
1,257	Navistar International Corp.*	41,494
724	Nordson Corp.	38,814
2,069	Oshkosh Corp.	82,201
8,179	PACCAR, Inc.	303,277
2,815	Pall Corp.	89,601
3,825	Parker Hannifin Corp.	206,397
2,334	Pentair, Inc.	70,253
1,161	SPX Corp.	61,870
2,563	Terex Corp.*	48,261
1,832	Timken Co.	45,195
853	Toro Co.	33,984
1,888	Trinity Industries, Inc.	35,627
499	Valmont Industries, Inc.	38,243
1,150	Westinghouse Air Brake Technologies Corp.	44,275
		5,341,378

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Marine - 0.2%

983	Alexander & Baldwin, Inc.	$30,031
655	Genco Shipping & Trading Ltd.*	15,379
1,275	Kirby Corp.*	42,521
		87,931
	Metals & Mining - 0.1%

524	Schnitzer Steel Industries, Inc., Class A	23,381

	Multi-Utilities - 0.2%

4,041	MDU Resources Group, Inc.	91,327

	Office Electronics - 0.1%

1,413	Zebra Technologies Corp., Class A*	37,600

	Oil, Gas & Consumable Fuels - 0.2%

1,237	General Maritime Corp.	8,746
563	Overseas Shipholding Group, Inc.	21,568
1,003	Teekay Corp.	24,072
694	World Fuel Services Corp.	36,907
		91,293
	Paper & Forest Products - 0.7%

2,388	Louisiana-Pacific Corp.*	14,901
3,548	MeadWestvaco Corp.	97,109
4,972	Weyerhaeuser Co.	193,610
		305,620
	Professional Services - 1.0%

539	Administaff, Inc.	12,014
808	Corporate Executive Board Co. (The)	16,936
1,221	FTI Consulting, Inc.*	56,483
1,854	Manpower, Inc.	91,328
2,992	Monster Worldwide, Inc.*	43,713
2,194	MPS Group, Inc.*	29,948
1,187	Navigant Consulting, Inc.*	15,728
1,069	Resources Connection, Inc.*	20,600
3,594	Robert Half International, Inc.	80,254
1,029	TrueBlue, Inc.*	12,513
1,007	Watson Wyatt Worldwide, Inc., Class A	41,629
		421,146
	Road & Rail - 6.3%

540	Arkansas Best Corp.	13,295
6,568	Burlington Northern Santa Fe Corp.	645,635
1,162	Con-way, Inc.	35,209
9,294	CSX Corp.	441,279
893	Genesee & Wyoming, Inc., Class A*	27,790
1,316	Heartland Express, Inc.	19,411
2,241	J.B. Hunt Transport Services, Inc.	71,398
2,253	Kansas City Southern*	64,503
1,387	Knight Transportation, Inc.	23,593
1,228	Landstar System, Inc.	45,829
8,701	Norfolk Southern Corp.	447,231
717	Old Dominion Freight Line, Inc.*	18,986
1,322	Ryder System, Inc.	53,594
11,946	Union Pacific Corp.	755,704
1,215	Werner Enterprises, Inc.	22,672
		2,686,129
	Semiconductors & Semiconductor Equipment - 0.1%

734	Veeco Instruments, Inc.*	20,046

	Software - 0.1%

1,989	Jack Henry & Associates, Inc.	45,449

	Specialty Retail - 0.3%

2,347	Sherwin-Williams Co. (The)	142,791

	Trading Companies & Distributors - 1.0%

3,300	Fastenal Co.	122,364
963	GATX Corp.	27,802
603	Kaman Corp.	13,658
1,041	MSC Industrial Direct Co., Class A	47,782
1,427	United Rentals, Inc.*	13,157
1,467	W.W. Grainger, Inc.	143,326
660	Watsco, Inc.	33,105
999	WESCO International, Inc.*	26,074
		427,268
	Total Common Stocks (Cost $25,554,554)	33,801,331

Principal Amount
	Repurchase Agreements (a) - 8.6%
$101,077	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $101,077(b)	101,077
202,154	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $202,155(c)	202,154
606,462	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $606,469 (d)	606,462
121,544	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $121,545 (e)	121,544
212,262	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $212,263 (f)	212,262
404,308	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $404,317 (g)	404,308
101,077	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $101,077 (h)	101,077
606,462	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $606,465 (i)	606,462
505,385	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $505,387(j)	505,385

See accompanying notes to the financial statements.

Principal Amount		Value
$303,231	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $303,232(k)	$303,231
466,607	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $466,609(l)	466,607
	Total Repurchase Agreements (Cost $3,630,569)	3,630,569
	Total Investment Securities (Cost $29,185,123) — 88.1%	37,431,900
	Other assets less liabilities — 11.9%	5,077,227
	Net Assets — 100.0%	$42,509,127

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $16,026,385.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $103,099. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $206,197. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $618,593. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $123,975. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $216,509. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $412,395. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $103,099. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $618,592. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $515,494. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $309,297. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $475,940. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,362,007
Aggregate gross unrealized depreciation	(144,291)
Net unrealized appreciation	$4,217,716
Federal income tax cost of investments	$33,214,184

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$4,786,819	$1,844,785

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	7,946,484	(234,446)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	12,944,753	4,092,162

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	25,680,165	(598,575)

		$5,103,926

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$33,801,331	$—	$33,801,331
Repurchase Agreements	—	3,630,569	3,630,569
Total Investment Securities	33,801,331	3,630,569	37,431,900
Other Financial Instruments*:
Swap Agreements	—	5,103,926	5,103,926
Total Other Financial Instruments	—	5,103,926	5,103,926
Total Investments	$33,801,331	$8,734,495	$42,535,826

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2009 (Unaudited)

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) - 88.3%
	Consumer Discretionary - 11.1%

1,294	Amazon.com, Inc.*	$175,868
1,742	Apollo Group, Inc., Class A*	99,416
3,658	AutoNation, Inc.*	64,564
2,361	Best Buy Co., Inc.	101,122
3,332	Big Lots, Inc.*	76,836
6,039	CBS Corp., Class B	77,360
2,876	Coach, Inc.	99,941
11,005	Comcast Corp., Class A	161,443
5,562	D.R. Horton, Inc.	57,177
2,131	Darden Restaurants, Inc.	66,977
1,634	DeVry, Inc.	88,759
2,391	Family Dollar Stores, Inc.	72,949
16,198	Ford Motor Co.*	144,000
1,842	Fortune Brands, Inc.	70,751
1,814	GameStop Corp., Class A*	44,280
932	Gannett Co., Inc.	9,217
2,362	Genuine Parts Co.	84,630
4,908	Goodyear Tire & Rubber Co. (The)*	67,289
4,696	H&R Block, Inc.	95,329
763	Home Depot, Inc.	20,876
6,643	Interpublic Group of Cos., Inc.*	42,050
3,707	Johnson Controls, Inc.	100,274
1,409	KB Home	19,092
4,384	Leggett & Platt, Inc.	85,313
3,354	Lennar Corp., Class A	42,495
4,659	Limited Brands, Inc.	77,293
1,015	McDonald’s Corp.	64,199
8,692	New York Times Co. (The), Class A*	73,360
5,819	Newell Rubbermaid, Inc.	84,434
5,994	Office Depot, Inc.*	36,803
2,315	O’Reilly Automotive, Inc.*	89,776
1,130	Polo Ralph Lauren Corp.	86,841
35	priceline.com, Inc.*	7,494
1,232	Sears Holdings Corp.*	87,410
4,870	Staples, Inc.	113,568
1,208	Starbucks Corp.*	26,455
2,302	Target Corp.	107,181
863	Time Warner Cable, Inc.	36,151
1,795	TJX Cos., Inc.	68,892
3,216	Walt Disney Co. (The)	97,188
204	Washington Post Co. (The), Class B	84,376
1,241	Whirlpool Corp.	92,033
931	Wynn Resorts Ltd.	60,087
		3,261,549
	Consumer Staples - 9.6%

7,806	Altria Group, Inc.	146,831
349	Archer-Daniels-Midland Co.	10,753
1,097	Avon Products, Inc.	37,572
2,515	Campbell Soup Co.	87,950
3,472	Coca-Cola Co. (The)	198,598
4,623	Coca-Cola Enterprises, Inc.	90,842
58	Colgate-Palmolive Co.	4,883
4,499	ConAgra Foods, Inc.	99,833
5,766	CVS Caremark Corp.	178,804
5,247	Dean Foods Co.*	83,427
3,504	Dr. Pepper Snapple Group, Inc.*	91,770
2,466	H. J. Heinz Co.	104,682
1,433	Hershey Co. (The)	50,685
2,238	Hormel Foods Corp.	83,970
1,689	J.M. Smucker Co. (The)	99,786
974	Kraft Foods, Inc., Class A	25,889
4,828	Kroger Co. (The)	109,789
1,233	McCormick & Co., Inc. (Non-Voting)	43,993
2,573	PepsiCo, Inc.	160,092
2,414	Philip Morris International, Inc.	116,089
4,909	Procter & Gamble Co. (The)	306,076
1,972	Reynolds American, Inc.	98,521
2,617	Safeway, Inc.	58,882
8,201	Sara Lee Corp.	99,560
5,489	SUPERVALU, Inc.	75,913
6,799	Tyson Foods, Inc., Class A	81,724
89	Walgreen Co.	3,461
3,369	Wal-Mart Stores, Inc.	183,779
3,220	Whole Foods Market, Inc.*	82,593
		2,816,747
	Energy - 8.1%

2,581	Baker Hughes, Inc.	105,150
3,231	Chevron Corp.	252,147
1,612	ConocoPhillips	83,453
1,805	CONSOL Energy, Inc.	82,886
499	Denbury Resources, Inc.*	6,622
944	Diamond Offshore Drilling, Inc.	93,966
1,750	ENSCO International, Inc.	77,000
9,185	Exxon Mobil Corp.	689,518
1,414	FMC Technologies, Inc.*	77,021
1,575	Marathon Oil Corp.	51,376
2,532	National Oilwell Varco, Inc.	108,927
725	Occidental Petroleum Corp.	58,573
2,164	Peabody Energy Corp.	96,211
3,163	Rowan Cos., Inc.*	78,094
1,298	Schlumberger Ltd.	82,929
3,214	Smith International, Inc.	87,357
2,644	Southwestern Energy Co.*	116,230
6,382	Tesoro Corp.	81,562
1,400	Williams Cos., Inc. (The)	27,846
3,090	XTO Energy, Inc.	131,140
		2,388,008
	Financials - 14.1%

2,494	Aflac, Inc.	114,799
3,908	Allstate Corp. (The)	111,026
635	American Express Co.	26,562
2,610	Ameriprise Financial, Inc.	99,493
301	Assurant, Inc.	9,202
22,178	Bank of America Corp.	351,521
3,029	Capital One Financial Corp.	116,193
3,389	Cincinnati Financial Corp.	86,487
6,257	Discover Financial Services	96,733
1,589	Federated Investors, Inc., Class B	40,964
7,350	Fifth Third Bancorp	74,088
6,735	First Horizon National Corp.*	91,259
8,118	Genworth Financial, Inc., Class A*	87,431
1,492	Goldman Sachs Group, Inc. (The)	253,133
4,010	Hartford Financial Services Group, Inc.	98,085
2,071	Health Care REIT, Inc. (REIT)	92,263
6,972	Hudson City Bancorp, Inc.	92,658
10,225	JPMorgan Chase & Co.	434,460
2,990	Loews Corp.	105,906
4,409	Marsh & McLennan Cos., Inc.	99,423
1,779	Marshall & Ilsley Corp.	10,229
746	MetLife, Inc.	25,506
3,783	Moody’s Corp.	87,879
5,268	Morgan Stanley	166,364
4,059	NASDAQ OMX Group, Inc. (The)*	75,822
2,550	NYSE Euronext	64,464
2,725	Plum Creek Timber Co., Inc. (REIT)	93,985
2,433	PNC Financial Services Group, Inc.	138,705
3,230	Principal Financial Group, Inc.	82,010
6,049	Progressive Corp. (The)*	101,442

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,623	Prudential Financial, Inc.	$130,757
1,291	Public Storage (REIT)	102,738
7,311	U.S. Bancorp	176,414
2,928	Unum Group	55,749
12,357	Wells Fargo & Co.	346,490
		4,140,240
	Health Care - 9.5%

1,732	Abbott Laboratories	94,377
3,951	AmerisourceBergen Corp.	97,550
939	Amgen, Inc.*	52,913
33	Baxter International, Inc.	1,800
1,503	Bristol-Myers Squibb Co.	38,041
3,305	Cardinal Health, Inc.	106,520
3,576	CareFusion Corp.*	92,368
993	Cephalon, Inc.*	54,565
3,823	Coventry Health Care, Inc.*	86,209
1,939	Eli Lilly & Co.	71,220
1,178	Express Scripts, Inc.*	101,072
2,966	Forest Laboratories, Inc.*	90,938
1,983	Genzyme Corp.*	100,538
3,597	Gilead Sciences, Inc.*	165,642
2,314	Humana, Inc.*	96,054
4,135	IMS Health, Inc.	88,324
373	Intuitive Surgical, Inc.*	104,641
4,673	Johnson & Johnson	293,651
1,947	Life Technologies Corp.*	96,922
1,804	McKesson Corp.	111,884
2,298	Medco Health Solutions, Inc.*	145,142
1,609	Medtronic, Inc.	68,286
3,978	Merck & Co., Inc.	144,043
11,942	Pfizer, Inc.	216,986
926	Stryker Corp.	46,670
15,371	Tenet Healthcare Corp.*	69,938
557	Thermo Fisher Scientific, Inc.*	26,307
2,000	UnitedHealth Group, Inc.	57,340
2,446	Watson Pharmaceuticals, Inc.*	90,722
		2,810,663
	Industrials - 9.0%

424	3M Co.	32,835
46	Boeing Co. (The)	2,411
1,594	C.H. Robinson Worldwide, Inc.	88,850
142	CSX Corp.	6,742
2,079	Dover Corp.	84,990
621	Dun & Bradstreet Corp.	48,804
1,588	Eaton Corp.	101,473
227	Expeditors International of Washington, Inc.	7,248
2,234	Fastenal Co.	82,837
797	First Solar, Inc.*	94,931
86	Flowserve Corp.	8,554
1,842	Fluor Corp.	78,248
2,000	General Dynamics Corp.	131,800
19,735	General Electric Co.	316,155
3,311	Iron Mountain, Inc.*	79,464
1,729	ITT Corp.	89,424
1,954	Jacobs Engineering Group, Inc.*	68,370
1,277	L-3 Communications Holdings, Inc.	100,078
1,760	Lockheed Martin Corp.	135,925
5,347	Masco Corp.	72,612
2,048	Northrop Grumman Corp.	112,230
2,454	Raytheon Co.	126,455
3,626	Republic Services, Inc.	102,253
1,805	Ryder System, Inc.	73,175
2,233	Snap-On, Inc.	80,723
1,659	Stericycle, Inc.*	90,797
1,419	Union Pacific Corp.	89,766
3,328	United Parcel Service, Inc., Class B	191,260
752	United Technologies Corp.	50,564
940	W.W. Grainger, Inc.	91,838
488	Waste Management, Inc.	16,026
		2,656,838
	Information Technology - 15.9%

3,732	Akamai Technologies, Inc.*	89,568
474	Altera Corp.	9,968
2,109	Amphenol Corp., Class A	86,891
2,224	Apple, Inc.*	444,600
3,348	Broadcom Corp., Class A*	97,762
4,222	CA, Inc.	93,306
9,033	Cisco Systems, Inc.*	211,372
2,415	Cognizant Technology Solutions Corp., Class A*	106,091
1,795	Computer Sciences Corp.*	99,281
7,185	Convergys Corp.*	80,328
5,119	Corning, Inc.	85,385
3,500	Dell, Inc.*	49,420
1,625	eBay, Inc.*	39,764
3,616	Fidelity National Information Services, Inc.	81,722
3,102	FLIR Systems, Inc.*	89,027
355	Google, Inc., Class A*	206,965
2,077	Harris Corp.	91,180
6,238	Hewlett-Packard Co.	306,036
8,664	Intel Corp.	166,349
2,190	International Business Machines Corp.	276,707
3,192	Intuit, Inc.*	93,238
5,912	Jabil Circuit, Inc.	78,689
2,429	Juniper Networks, Inc.*	63,470
3,239	Linear Technology Corp.	87,356
15,531	LSI Corp.*	82,159
778	McAfee, Inc.*	29,681
1,870	MEMC Electronic Materials, Inc.*	22,515
12,164	Micron Technology, Inc.*	91,473
14,430	Microsoft Corp.	424,386
659	NetApp, Inc.*	20,310
1,519	NVIDIA Corp.*	19,838
10,937	Oracle Corp.	241,489
5,233	QUALCOMM, Inc.	235,485
3,248	Red Hat, Inc.*	86,722
1,494	Salesforce.com, Inc.*	93,644
764	Teradata Corp.*	22,385
191	Texas Instruments, Inc.	4,830
5,085	Total System Services, Inc.	87,869
2,530	Western Digital Corp.*	93,205
215	Western Union Co. (The)	3,967
12,034	Xerox Corp.	92,662
		4,687,095
	Materials - 2.8%

1,844	Airgas, Inc.	85,285
2,539	AK Steel Holding Corp.	50,780
8,068	Alcoa, Inc.	101,011
1,528	Ball Corp.	75,499
680	Dow Chemical Co. (The)	18,891
1,511	Eastman Chemical Co.	90,841
1,996	Ecolab, Inc.	89,640
4,167	International Paper Co.	106,050
1,670	MeadWestvaco Corp.	45,708
127	Monsanto Co.	10,255
1,100	Newmont Mining Corp.	59,004
3,140	Pactiv Corp.*	76,459
		809,423

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services - 2.9%

2,849	American Tower Corp., Class A*	$116,581
15,387	AT&T, Inc.	414,526
11,656	Frontier Communications Corp.	92,082
13,609	MetroPCS Communications, Inc.*	85,737
4,877	Verizon Communications, Inc.	153,430
		862,356
	Utilities - 5.3%

2,501	AES Corp. (The)*	31,863
3,923	Allegheny Energy, Inc.	86,227
3,625	Ameren Corp.	94,214
251	American Electric Power Co., Inc.	8,080
6,124	CMS Energy Corp.	87,206
3,455	Dominion Resources, Inc.	125,693
2,363	DTE Energy Co.	94,780
3,093	Edison International	105,317
999	Entergy Corp.	78,571
3,085	Exelon Corp.	148,635
2,576	FirstEnergy Corp.	110,974
2,360	FPL Group, Inc.	122,649
2,258	Integrys Energy Group, Inc.	87,023
6,455	NiSource, Inc.	91,984
3,779	Northeast Utilities	91,112
5,490	Pepco Holdings, Inc.	89,487
3,447	PPL Corp.	105,202
		1,559,017
	Total Common Stocks (Cost $23,658,094)	25,991,936

Principal Amount
	Repurchase Agreements (a) - 18.3%
$149,966	Bank of America Corp., 0.15%, dated 11/30/09, due 12/01/09, total to be received $149,967(b)	149,966
299,932	Bank of America Corp., 0.16%, dated 11/30/09, due 12/01/09, total to be received $299,933(c)	299,932
899,797	Credit Suisse (USA) LLC, 0.06%, dated 11/24/09, due 12/01/09, total to be received $899,807 (d)	899,797
180,333	Credit Suisse (USA) LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $180,334 (e)	180,333
314,929	Credit Suisse (USA) LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $314,930 (f)	314,929
599,865	ING Financial Markets LLC, 0.11%, dated 11/27/09, due 12/04/09, total to be received $599,878 (g)	599,865
149,966	ING Financial Markets LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $149,967 (h)	149,966
899,797	ING Financial Markets LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $899,801 (i)	899,797
749,831	JPMorgan Chase & Co., 0.16%, dated 11/30/09, due 12/01/09, total to be received $749,834(j)	749,831
449,898	UBS Warburg LLC, 0.15%, dated 11/30/09, due 12/01/09, total to be received $449,900(k)	449,898
692,296	UBS Warburg LLC, 0.16%, dated 11/30/09, due 12/01/09, total to be received $692,299(l)	692,296
	Total Repurchase Agreements (Cost $5,386,610)	5,386,610
	Total Investment Securities (Cost $29,044,704) — 106.6%	31,378,546
	Liabilities in excess of other assets — (6.6%)	(1,947,402)
	Net Assets — 100.0%	$29,431,144

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 11/30/09, the aggregate amount held in a segregated account was $4,028,931.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.75% to 3.75%, due 08/15/12 to 11/15/18, which had a total value of $152,965. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0.47% to 6.50%, due 03/15/23 to 09/15/50, which had a total value of $305,931. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 6.00%, due 12/15/37 to 11/20/39; U.S. Treasury Notes, 2.13% to 6.50%, due 02/15/10 to 02/15/18, which had a total value of $917,796. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 1.38% to 4.88%, due 04/30/11 to 11/30/14, which had a total value of $183,940. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/14/09 to 02/24/10; Federal National Mortgage Association, 0%, due 04/28/10 to 05/26/10; Government National Mortgage Association, 4.50% to 8.00%, due 09/15/24 to 10/15/39; International Bank for Reconstruction and Development, 4.75% to 5.00%, due 04/01/16 to 02/15/35, which had a total value of $321,230. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 3.88%, due 12/17/09; Federal Home Loan Bank, 0% to 6.38%, due 12/02/09 to 11/08/22; Federal Home Loan Mortgage Corp., 1.75% to 4.88%, due 02/09/10 to 06/15/12; Federal National Mortgage Association, 2.05% to 6.13%, due 03/15/12 to 06/19/28; U.S. Treasury Bonds, 3.50% to 9.13%, due 05/15/16 to 11/15/39; U.S. Treasury Notes, 0% to 6.50%, due 12/31/09 to 01/15/28, which had a total value of $611,864. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bonds, 7.25% to 9.00%, due 08/15/17 to 08/15/22, which had a total value of $152,966. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.38% to 5.75%, due 01/08/10 to 09/13/24; Federal Home Loan Mortgage Corp., 1.50% to 7.00%, due 03/15/10 to 07/15/32; Federal National Mortgage Association, 2.75% to 5.00%, due 04/11/11 to 03/15/16; U.S. Treasury Bonds, 0% to 9.00%, due 02/15/10 to 08/15/39; U.S. Treasury Notes, 1.75% to 3.63%, due 01/15/25 to 04/15/32, which had a total value of $917,794. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.77% to 1.76%, due 12/30/09 to 11/05/12; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 12/21/09 to 08/20/12; Federal National Mortgage Association, 0% to 7.13%, due 12/15/09 to 06/18/19; U.S. Treasury Notes, 3.25% to 4.50%, due 12/31/09 to 04/30/12, which had a total value of $764,829. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 12/03/09 to 09/23/10, which had a total value of $458,897. The investment in the repurchase agreement was through participation in a pooled account.

(l)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0%, due 12/01/09 to 08/02/10; U.S. Treasury Bills, 0%, due 12/31/09 to 02/25/10, which had a total value of $706,143. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,486,676
Aggregate gross unrealized depreciation	(257,116)
Net unrealized appreciation	$2,229,560
Federal income tax cost of investments	$29,148,986

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2009:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(8,771,098)	$50,654

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	12,205,562	307,538

		$358,192

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at November 30, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Total
Investment Securities:
Common Stocks	$25,991,936	$—	$25,991,936
Repurchase Agreements	—	5,386,610	5,386,610
Total Investment Securities	25,991,936	5,386,610	31,378,546
Other Financial Instruments*:
Swap Agreements	—	358,192	358,192
Total Other Financial Instruments	—	358,192	358,192
Total Investments	$25,991,936	$5,744,802	$31,736,738

* These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

See accompanying notes to the financial statements.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                   Not required for this filing.

(a)(2)                   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                   Not applicable.

(b)                                Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 27, 2010

By:	/s/ Charles Todd
Charles Todd
Treasurer
January 27, 2010